UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

Item 1 — Schedule of Investments

This filing is on behalf of fifty of the fifty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 92.8%
Applications Software — 0.9%
Red Hat, Inc.†	19,418	$3,166,299
salesforce.com, Inc.†	20,580	2,489,974

		5,656,273

Athletic Footwear — 2.6%
NIKE, Inc., Class B	234,026	16,005,038

Auto/Truck Parts & Equipment-Original — 1.1%
WABCO Holdings, Inc.†	53,619	6,916,315

Beverages-Non-alcoholic — 2.6%
Monster Beverage Corp.†	288,992	15,894,560

Beverages-Wine/Spirits — 3.5%
Constellation Brands, Inc., Class A	92,030	21,454,954

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	119,254	3,743,383

Coatings/Paint — 1.9%
Sherwin-Williams Co.	30,947	11,377,974

Commercial Services-Finance — 4.6%
MarketAxess Holdings, Inc.	28,949	5,750,140
PayPal Holdings, Inc.†	155,999	11,639,085
S&P Global, Inc.	56,940	10,738,884

		28,128,109

Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A	66,957	5,478,422

Computers — 3.5%
Apple, Inc.	128,089	21,167,988

Data Processing/Management — 0.9%
Fiserv, Inc.†	74,720	5,294,659

Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.	116,380	7,139,913

E-Commerce/Services — 0.8%
Booking Holdings, Inc.†	2,268	4,939,704

Electronic Components-Semiconductors — 3.0%
NVIDIA Corp.	10,186	2,290,832
Texas Instruments, Inc.	22,080	2,239,574
Xilinx, Inc.	212,038	13,621,321

		18,151,727

Electronic Connectors — 0.5%
Amphenol Corp., Class A	34,346	2,875,104

Electronic Forms — 2.4%
Adobe Systems, Inc.†	67,040	14,856,064

Electronic Security Devices — 1.5%
Allegion PLC	116,108	8,961,215

Entertainment Software — 2.1%
Activision Blizzard, Inc.	117,841	7,818,750
Electronic Arts, Inc.†	43,740	5,160,445

		12,979,195

Finance-Credit Card — 5.4%
Visa, Inc., Class A	259,736	32,955,304

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	5,777	3,234,716

Internet Content-Entertainment — 7.1%
Facebook, Inc., Class A†	250,842	43,144,824

Machinery-General Industrial — 2.0%
IDEX Corp.	17,260	2,306,972
Roper Technologies, Inc.	37,529	9,914,786

		12,221,758

Medical Information Systems — 0.8%
Cerner Corp.†	81,691	4,758,501

Medical Instruments — 5.6%
Edwards Lifesciences Corp.†	124,476	15,853,263
Intuitive Surgical, Inc.†	42,179	18,591,660

		34,444,923

Medical Products — 0.7%
Stryker Corp.	26,720	4,526,902

Medical-Biomedical/Gene — 4.1%
Biogen, Inc.†	90,666	24,806,218

Medical-Drugs — 3.1%
Zoetis, Inc.	223,803	18,683,074

Medical-HMO — 4.4%
UnitedHealth Group, Inc.	113,917	26,929,979

Networking Products — 0.6%
Arista Networks, Inc.†	13,903	3,678,039

Retail-Automobile — 1.6%
Copart, Inc.†	189,546	9,682,010

Retail-Building Products — 4.1%
Home Depot, Inc.	135,811	25,097,873

Retail-Discount — 5.2%
Costco Wholesale Corp.	119,087	23,479,193
Dollar Tree, Inc.†	86,592	8,303,307

		31,782,500

Retail-Major Department Stores — 2.1%
TJX Cos., Inc.	154,957	13,148,101

Retail-Perfume & Cosmetics — 2.0%
Ulta Beauty, Inc.†	48,696	12,218,313

Retail-Restaurants — 1.2%
Starbucks Corp.	123,892	7,132,462

Web Portals/ISP — 7.7%
Alphabet, Inc., Class C†	46,087	46,885,688

Total Long-Term Investment Securities (cost $430,590,621)		566,351,782

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Time Deposits — 7.2%
Euro Time Deposit with State Street Bank and Trust 0.28% due 05/01/2018 (cost $44,143,000)	$44,143,000	44,143,000

TOTAL INVESTMENTS (cost $474,733,621)	100.0%	610,494,782
Liabilities in excess of other assets	(0.0)	(271,433)

NET ASSETS	100.0%	$610,223,349

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$566,351,782	$—	$—	$566,351,782
Short-Term Investment Securities	—	44,143,000	—	44,143,000

Total Investments at Value	$566,351,782	$44,143,000	$—	$610,494,782

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.5%
Airlines — 2.7%
Alaska Air Group, Inc.	58,600	$3,804,898
Hawaiian Holdings, Inc.	99,020	4,079,624
SkyWest, Inc.	141,172	8,032,687

		15,917,209

Auction Houses/Art Dealers — 1.3%
Sotheby’s†	139,230	7,351,344

Auto/Truck Parts & Equipment-Original — 3.0%
Cooper-Standard Holding, Inc.†	60,486	7,488,167
Dana, Inc.	154,650	3,669,844
Lear Corp.	22,102	4,132,411
Tenneco, Inc.	54,340	2,428,455

		17,718,877

Banks-Commercial — 9.6%
Associated Banc-Corp.	272,580	7,209,741
BankUnited, Inc.	172,850	6,846,588
Fulton Financial Corp.	291,560	4,927,364
Synovus Financial Corp.	117,640	6,149,043
Texas Capital Bancshares, Inc.†	67,510	6,659,862
Umpqua Holdings Corp.	291,190	6,860,436
Webster Financial Corp.	121,347	7,303,876
Zions Bancorporation	186,900	10,232,775

		56,189,685

Banks-Super Regional — 2.5%
Comerica, Inc.	84,970	8,036,463
Huntington Bancshares, Inc.	447,650	6,674,461

		14,710,924

Batteries/Battery Systems — 1.2%
EnerSys	102,240	7,009,574

Beverages-Non-alcoholic — 1.1%
Cott Corp.	440,820	6,303,726

Building-Heavy Construction — 1.6%
Granite Construction, Inc.	86,140	4,512,013
Tutor Perini Corp.†	244,120	5,041,078

		9,553,091

Building-Maintenance & Services — 0.3%
ABM Industries, Inc.	64,170	1,997,612

Building-Residential/Commercial — 1.8%
Lennar Corp., Class A	132,936	7,030,985
Taylor Morrison Home Corp., Class A†	152,610	3,626,014

		10,656,999

Chemicals-Diversified — 0.5%
Orion Engineered Carbons SA	103,160	2,764,688

Chemicals-Specialty — 0.5%
Ingevity Corp.†	34,821	2,675,297

Commercial Services — 1.1%
Quanta Services, Inc.†	190,999	6,207,467

Computer Services — 2.2%
Amdocs, Ltd.	95,120	6,396,820
Genpact, Ltd.	207,380	6,613,348

		13,010,168

Computers-Integrated Systems — 2.7%
NCR Corp.†	223,341	6,872,203
NetScout Systems, Inc.†	64,090	1,740,043
VeriFone Systems, Inc.†	316,380	7,279,904

		15,892,150

Consulting Services — 1.3%
Booz Allen Hamilton Holding Corp.	191,814	7,601,589

Containers-Paper/Plastic — 1.2%
Graphic Packaging Holding Co.	471,730	6,745,739

Distribution/Wholesale — 0.9%
Anixter International, Inc.†	90,640	5,338,696

E-Services/Consulting — 1.0%
CDW Corp.	83,270	5,936,318

Electric-Integrated — 3.3%
Alliant Energy Corp.	124,278	5,337,740
Black Hills Corp.	68,024	3,855,600
PNM Resources, Inc.	131,990	5,233,404
Portland General Electric Co.	117,500	4,991,400

		19,418,144

Electronic Components-Misc. — 0.9%
Sanmina Corp.†	175,600	5,180,200

Electronic Components-Semiconductors — 1.4%
Mellanox Technologies, Ltd.†	60,230	4,734,078
Qorvo, Inc.†	49,177	3,314,530

		8,048,608

Electronic Parts Distribution — 1.2%
Avnet, Inc.	175,870	6,899,380

Engineering/R&D Services — 1.0%
AECOM†	169,968	5,853,698

Enterprise Software/Service — 1.4%
Verint Systems, Inc.†	194,630	8,193,923

Finance-Consumer Loans — 0.8%
OneMain Holdings, Inc.†	146,170	4,509,345

Food-Misc./Diversified — 1.5%
Ingredion, Inc.	31,373	3,798,957
Nomad Foods, Ltd.†	283,760	4,679,202

		8,478,159

Footwear & Related Apparel — 2.0%
Crocs, Inc.†	373,730	5,904,934
Deckers Outdoor Corp.†	61,960	5,778,390

		11,683,324

Gas-Distribution — 0.7%
Southwest Gas Holdings, Inc.	58,960	4,303,490

Insurance-Multi-line — 2.5%
American Financial Group, Inc.	74,603	8,446,552
Old Republic International Corp.	291,090	5,938,236

		14,384,788

Insurance-Property/Casualty — 2.3%
First American Financial Corp.	88,430	4,519,657
Hanover Insurance Group, Inc.	33,540	3,852,069
Selective Insurance Group, Inc.	86,310	5,109,552

		13,481,278

Insurance-Reinsurance — 4.2%
Essent Group, Ltd.†	129,416	4,265,551
Everest Re Group, Ltd.	30,262	7,041,060
Reinsurance Group of America, Inc.	65,740	9,821,556
Validus Holdings, Ltd.	51,190	3,469,146

		24,597,313

Machinery-Construction & Mining — 1.8%
Oshkosh Corp.	80,440	5,804,550
Terex Corp.	132,700	4,846,204

		10,650,754

Machinery-Electrical — 1.2%
Regal Beloit Corp.	94,300	6,714,160

Machinery-Pumps — 0.8%
SPX FLOW, Inc.†	98,210	4,419,450

Medical Labs & Testing Services — 1.4%
ICON PLC†	68,954	8,111,059

Medical-HMO — 1.9%
Molina Healthcare, Inc.†	67,560	5,624,370
WellCare Health Plans, Inc.†	27,618	5,666,109

		11,290,479

Medical-Hospitals — 1.0%
LifePoint Health, Inc.†	118,256	5,664,462

Metal-Aluminum — 1.4%
Alcoa Corp.†	160,530	8,219,136

Networking Products — 0.8%
Infinera Corp.†	370,960	4,347,651

Office Furnishings-Original — 1.1%
Steelcase, Inc., Class A	502,270	6,655,077

Oil Companies-Exploration & Production — 5.0%
Oasis Petroleum, Inc.†	587,240	6,477,257
QEP Resources, Inc.†	713,380	8,688,969
SM Energy Co.	287,800	6,892,810
SRC Energy, Inc.†	622,300	6,870,192

		28,929,228

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	119,030	7,223,931

Oil-Field Services — 3.9%
Helix Energy Solutions Group, Inc.†	285,080	2,200,818
MRC Global, Inc.†	308,880	5,785,322
Oil States International, Inc.†	231,340	8,316,673
RPC, Inc.	341,870	6,157,079

		22,459,892

Publishing-Books — 1.2%
Houghton Mifflin Harcourt Co.†	388,981	2,645,071
Scholastic Corp.	103,440	4,282,416

		6,927,487

Real Estate Investment Trusts — 5.7%
American Campus Communities, Inc.	134,930	5,277,112
Education Realty Trust, Inc.	154,490	5,084,266
Empire State Realty Trust, Inc., Class A	288,275	5,021,751
Gramercy Property Trust	281,375	6,612,312
STAG Industrial, Inc.	227,060	5,578,864
Sun Communities, Inc.	57,830	5,427,346

		33,001,651

Retail-Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	33,214	4,512,122
Caleres, Inc.	108,760	3,559,715

		8,071,837

Retail-Arts & Crafts — 0.8%
Michaels Cos., Inc.†	255,650	4,760,203

Retail-Jewelry — 0.8%
Signet Jewelers, Ltd.	118,520	4,608,058

Retail-Restaurants — 2.0%
Bloomin’ Brands, Inc.	299,370	7,083,094
Brinker International, Inc.	102,889	4,484,932

		11,568,026

Rubber/Plastic Products — 1.2%
Trinseo SA	95,880	6,994,446

Savings & Loans/Thrifts — 0.8%
Sterling Bancorp	203,150	4,824,812

Semiconductor Components-Integrated Circuits — 0.9%
Cypress Semiconductor Corp.	341,250	4,975,425

Telecom Equipment-Fiber Optics — 0.6%
Finisar Corp.†	240,540	3,747,613

Transport-Air Freight — 1.0%
Atlas Air Worldwide Holdings, Inc.†	96,120	6,094,008

Transport-Services — 0.9%
Ryder System, Inc.	79,367	5,351,717

Transport-Truck — 1.0%
Werner Enterprises, Inc.	176,530	6,054,979

Total Long-Term Investment Securities (cost $487,345,288)		580,278,344

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 05/01/2018 (cost $4,376,000)	$4,376,000	4,376,000

TOTAL INVESTMENTS (cost $491,721,288)	100.3%	584,654,344
Liabilities in excess of other assets	(0.3)	(1,674,966)

NET ASSETS	100.0%	$582,979,378

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$580,278,344	$—	$—	$580,278,344
Short-Term Investment Securities	—	4,376,000	—	4,376,000

Total Investments at Value	$580,278,344	$4,376,000	$—	$584,654,344

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 39.8%
Australia — 1.3%
AGL Energy, Ltd.	68,406	$1,115,495
Amcor, Ltd.	1,582	16,326
Aristocrat Leisure, Ltd.	8,221	165,079
Australia & New Zealand Banking Group, Ltd.	34,126	687,180
BHP Billiton, Ltd.	36,722	854,818
BlueScope Steel, Ltd.	7,267	89,340
Brambles, Ltd.	114,226	846,571
Cochlear, Ltd.	159	23,141
Commonwealth Bank of Australia	12,559	676,740
Computershare, Ltd.	73,650	937,042
CSL, Ltd.	5,361	684,546
Domino’s Pizza Enterprises, Ltd.	6,640	210,332
Macquarie Group, Ltd.	4,504	365,827
Newcrest Mining, Ltd.	7,722	122,505
Orica, Ltd.	1,809	26,998
QBE Insurance Group, Ltd.	42,702	319,292
Rio Tinto, Ltd.	12,262	734,293
Stockland	25,204	78,423
Transurban Group	3,708	32,303
Westfield Corp.	57,911	400,112
Westpac Banking Corp.	14,993	322,059
Woodside Petroleum, Ltd.	51,849	1,253,011

		9,961,433

Austria — 0.1%
ANDRITZ AG	11,097	596,361
Erste Group Bank AG	1,263	61,703
OMV AG	2,227	137,912

		795,976

Belgium — 0.3%
Anheuser-Busch InBev SA	22,889	2,266,226
Groupe Bruxelles Lambert SA	1,220	139,302

		2,405,528

Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	6,500	51,279
Hongkong Land Holdings, Ltd.	12,000	87,055
Invesco, Ltd.	770	22,307
Kerry Properties, Ltd.	6,500	31,074
Kingston Financial Group, Ltd.	40,000	20,529
XL Group, Ltd.	1,729	96,115
Yue Yuen Industrial Holdings, Ltd.	13,000	36,897

		345,256

Canada — 0.2%
Agnico Eagle Mines, Ltd.	9,525	400,822
Bank of Nova Scotia	5,878	361,301
Canadian Imperial Bank of Commerce	879	76,560
Fortis, Inc.	7,615	255,622
Hydro One, Ltd.*	1,271	20,184
Nutrien, Ltd.	3,350	152,504
RioCan Real Estate Investment Trust	5,534	100,642
SmartCentres Real Estate Investment Trust	736	16,509
Trisura Group, Ltd.†	11	212
West Fraser Timber Co., Ltd.	554	37,526

		1,421,882

Cayman Islands — 0.2%
ASM Pacific Technology, Ltd.	4,200	57,381
CK Asset Holdings, Ltd.	26,500	228,448
CK Hutchison Holdings, Ltd.	3,000	35,432
Melco Resorts & Entertainment, Ltd. ADR	16,646	519,522
MGM China Holdings, Ltd.	10,000	27,417
Minth Group, Ltd.	38,000	180,570
Sands China, Ltd.	24,800	143,107
WH Group, Ltd.*	21,000	21,769
Wharf Real Estate Investment Co., Ltd.	13,000	97,589
Wynn Macau, Ltd.	16,000	59,118

		1,370,353

Curacao — 0.1%
Schlumberger, Ltd.	6,617	453,662

Denmark — 0.4%
AP Moller - Maersk A/S, Series B	52	83,266
Carlsberg A/S, Class B	873	97,606
Coloplast A/S, Class B	3,369	285,481
Danske Bank A/S	8,157	284,186
H. Lundbeck A/S	2,841	165,138
Novo Nordisk A/S, Class B	25,915	1,216,731
Novozymes A/S, Class B	6,056	285,509
Orsted A/S*	1,627	107,020
Pandora A/S	1,304	144,906
Vestas Wind Systems A/S	1,878	121,320

		2,791,163

Finland — 0.3%
Kone Oyj, Class B	21,433	1,064,327
Neste Oyj	11,584	973,989
Orion Oyj, Class B	6,163	187,034
Stora Enso Oyj, Class R	3,344	66,056
UPM-Kymmene Oyj	6,729	240,033

		2,531,439

France — 2.3%
Amundi SA*	14,714	1,247,607
AXA SA	15,045	430,075
BioMerieux	4,430	349,887
BNP Paribas SA	10,529	811,509
Cie Generale des Etablissements Michelin SCA	10,638	1,492,880
CNP Assurances	70,353	1,798,627
Dassault Aviation SA	674	1,344,066
Eiffage SA	2,774	329,465
Electricite de France SA	1,490	20,833
Engie SA	35,609	624,069
Eurazeo SA	20,087	1,759,007
Imerys SA	2,168	197,270
LVMH Moet Hennessy Louis Vuitton SE	414	144,104
Remy Cointreau SA	1,027	141,226
Safran SA	2,045	239,839
Sanofi	7,097	560,184
SEB SA	1,950	373,422
Societe BIC SA	3,835	390,746
Societe Generale SA	5,336	292,279
Teleperformance	1,068	171,161
TOTAL SA	27,346	1,717,230

UBISOFT Entertainment SA†	7,748	738,436
Veolia Environnement SA	11,244	266,238
Vivendi SA	625	16,485
Wendel SA	10,740	1,617,270

		17,073,915

Germany — 1.6%
adidas AG	1,717	422,181
Allianz SE	5,988	1,416,560
BASF SE	10,550	1,096,054
Bayer AG	8,093	968,810
Brenntag AG	1,254	71,760
Commerzbank AG†	7,148	92,183
Continental AG	1,158	309,329
Covestro AG*	2,396	217,748
Deutsche Bank AG	12,490	171,101
Deutsche Lufthansa AG	12,122	353,158
Deutsche Post AG	16,794	731,306
Deutsche Telekom AG	27,872	487,337
Deutsche Wohnen SE	314	14,828
E.ON SE	36,666	400,964
Fresenius Medical Care AG & Co. KGaA	1,211	123,320
Fresenius SE & Co. KGaA	1,762	134,521
Hannover Rueck SE	318	44,699
HeidelbergCement AG	564	55,302
Henkel AG & Co. KGaA	406	48,433
Henkel AG & Co. KGaA (Preference Shares)	561	71,365
HOCHTIEF AG	446	81,396
HUGO BOSS AG	2,863	268,469
Innogy SE*	10,050	442,978
Merck KGaA	514	50,331
METRO AG	5,814	84,303
MTU Aero Engines AG	5,000	860,365
Muenchener Rueckversicherungs-Gesellschaft AG	2,695	617,527
ProSiebenSat.1 Media SE	1,873	68,041
RWE AG	7,028	168,489
SAP SE	8,767	977,155
Siemens AG	3,940	501,207
Siemens Healthineers AG†*	3,870	150,881
Uniper SE	16,205	501,426
Vonovia SE	1,792	89,870
Zalando SE†*	1,175	60,445

		12,153,842

Hong Kong — 0.5%
AIA Group, Ltd.	124,400	1,110,665
Bank of East Asia, Ltd.	12,800	56,146
BOC Hong Kong Holdings, Ltd.	38,000	196,274
CLP Holdings, Ltd.	17,000	176,002
Galaxy Entertainment Group, Ltd.	24,000	209,996
Hang Lung Group, Ltd.	9,000	27,204
Hang Lung Properties, Ltd.	21,000	49,612
Hang Seng Bank, Ltd.	7,900	199,838
Henderson Land Development Co., Ltd.	12,320	78,071
HKT Trust & HKT, Ltd.	39,000	51,292
Hong Kong & China Gas Co., Ltd.	86,470	180,626
Hong Kong Exchanges & Clearing, Ltd.	12,100	392,209
Hysan Development Co., Ltd.	6,000	34,938
I-CABLE Communications, Ltd.†	15,581	332
Link REIT	22,500	198,792
New World Development Co., Ltd.	61,000	89,545
Power Assets Holdings, Ltd.	14,500	107,659
Sino Land Co., Ltd.	32,000	55,289
Sun Hung Kai Properties, Ltd.	15,000	240,799
Swire Pacific, Ltd., Class A	5,500	54,418
Swire Properties, Ltd.	12,000	42,586
Techtronic Industries Co., Ltd.	47,000	274,873
Wharf Holdings, Ltd.	12,000	39,956
Wheelock & Co., Ltd.	8,000	59,401

		3,926,523

Ireland — 0.3%
Accenture PLC, Class A	4,785	723,492
James Hardie Industries PLC CDI	66,601	1,179,805
Medtronic PLC	5,587	447,686
Willis Towers Watson PLC	793	117,769

		2,468,752

Israel — 0.1%
Azrieli Group, Ltd.	434	19,863
Bank Hapoalim B.M.	10,993	75,044
Bank Leumi Le-Israel B.M.	14,705	86,680
Bezeq The Israeli Telecommunication Corp., Ltd.	21,036	26,500
Check Point Software Technologies, Ltd.†	2,743	264,727
Mizrahi Tefahot Bank, Ltd.	1,427	26,084
Teva Pharmaceutical Industries, Ltd. ADR	9,459	170,073

		668,971

Italy — 0.9%
Atlantia SpA	24,634	814,577
Enel SpA	99,194	628,290
Eni SpA	15,795	308,237
Intesa Sanpaolo SpA	88,091	334,903
Poste Italiane SpA*	181,900	1,776,589
Recordati SpA	1,519	54,241
UniCredit SpA	47,433	1,026,365
UnipolSai Assicurazioni SpA	496,014	1,333,484

		6,276,686

Japan — 5.1%
Acom Co., Ltd.	4,000	18,129
Aeon Co., Ltd.	400	7,986
Aisin Seiki Co., Ltd.	3,100	168,256
Ajinomoto Co., Inc.	14,900	272,903
Alfresa Holdings Corp.	3,700	81,703
Alps Electric Co., Ltd.	2,000	44,362
Amada Holdings Co., Ltd.	2,100	25,264
Aozora Bank, Ltd.	300	12,134
Asahi Kasei Corp.	8,200	112,926
Astellas Pharma, Inc.	41,600	609,652

Bridgestone Corp.	36,700	1,531,183
Brother Industries, Ltd.	7,000	150,228
Canon, Inc.	29,600	1,025,587
Central Japan Railway Co.	1,700	341,434
Chubu Electric Power Co., Inc.	6,700	104,966
Chugai Pharmaceutical Co., Ltd.	1,700	89,790
Chugoku Electric Power Co., Inc.	1,400	17,503
Concordia Financial Group, Ltd.	4,200	24,444
Dai-ichi Life Holdings, Inc.	14,000	277,540
Daiichi Sankyo Co., Ltd.	7,700	263,461
Daikin Industries, Ltd.	2,800	327,561
Daito Trust Construction Co., Ltd.	2,400	403,880
Daiwa House Industry Co., Ltd.	13,100	480,009
Daiwa Securities Group, Inc.	17,000	104,502
Denso Corp.	3,100	163,079
Eisai Co., Ltd.	2,700	180,604
Electric Power Development Co., Ltd.	1,500	40,686
FANUC Corp.	1,400	301,277
Fast Retailing Co., Ltd.	600	264,209
FUJIFILM Holdings Corp.	1,400	56,349
Fujitsu, Ltd.	56,000	339,096
Hamamatsu Photonics KK	5,300	204,451
Hisamitsu Pharmaceutical Co., Inc.	500	38,972
Hitachi Metals, Ltd.	9,800	112,485
Hitachi, Ltd.	60,000	438,441
Honda Motor Co., Ltd.	33,300	1,143,731
Hoshizaki Corp.	900	83,541
Hoya Corp.	8,900	475,822
Idemitsu Kosan Co., Ltd.	1,100	43,053
IHI Corp.	2,400	78,718
Inpex Corp.	5,300	67,880
Japan Airlines Co., Ltd.	2,200	86,677
Japan Exchange Group, Inc.	5,400	100,172
Japan Post Bank Co., Ltd.	10,600	144,002
Japan Post Holdings Co., Ltd.	23,700	287,973
Japan Tobacco, Inc.	20,500	550,474
JSR Corp.	1,400	26,386
JTEKT Corp.	6,200	100,508
JXTG Holdings, Inc.	20,700	135,069
Kansai Electric Power Co., Inc.	10,700	149,379
Kao Corp.	5,100	366,118
Kawasaki Heavy Industries, Ltd.	3,200	107,294
KDDI Corp.	9,900	265,771
Keyence Corp.	500	305,224
Kikkoman Corp.	14,800	641,701
Kirin Holdings Co., Ltd.	5,000	140,153
Koito Manufacturing Co., Ltd.	3,500	235,012
Komatsu, Ltd.	11,000	375,784
Konami Holdings Corp.	1,000	49,157
Konica Minolta, Inc.	17,100	146,616
Kubota Corp.	18,400	310,876
Kuraray Co., Ltd.	5,800	96,546
Kyocera Corp.	3,600	230,119
Kyowa Hakko Kirin Co., Ltd.	1,600	34,710
Kyushu Electric Power Co., Inc.	3,100	38,319
Lion Corp.	2,300	49,421
Mazda Motor Corp.	11,700	162,701
Medipal Holdings Corp.	1,800	38,677
Minebea Mitsumi, Inc.	10,200	204,622
Mitsubishi Chemical Holdings Corp.	17,000	161,425
Mitsubishi Corp.	11,800	326,384
Mitsubishi Electric Corp.	8,200	125,902
Mitsubishi Estate Co., Ltd.	20,900	382,502
Mitsubishi Gas Chemical Co., Inc.	1,000	23,508
Mitsubishi Tanabe Pharma Corp.	2,000	37,997
Mitsubishi UFJ Financial Group, Inc.	133,100	891,714
Mitsui & Co., Ltd.	19,000	343,176
Mitsui Chemicals, Inc.	1,500	43,028
Mitsui Fudosan Co., Ltd.	11,900	305,109
Mixi, Inc.	1,100	36,259
Mizuho Financial Group, Inc.	291,500	528,610
MS&AD Insurance Group Holdings, Inc.	8,600	288,633
Murata Manufacturing Co., Ltd.	800	101,077
NGK Insulators, Ltd.	900	16,505
NGK Spark Plug Co., Ltd.	7,100	182,924
Nidec Corp.	400	62,622
Nikon Corp.	1,900	33,131
Nintendo Co., Ltd.	1,500	632,670
Nippon Building Fund, Inc.	7	39,330
Nippon Telegraph & Telephone Corp.	10,100	480,588
Nissan Motor Co., Ltd.	100,100	1,052,746
Nissin Foods Holdings Co., Ltd.	400	29,393
Nitto Denko Corp.	2,200	163,417
Nomura Holdings, Inc.	37,400	215,644
Nomura Real Estate Holdings, Inc.	600	14,904
NTT Data Corp.	24,900	268,296
NTT DOCOMO, Inc.	18,300	474,311
Olympus Corp.	4,900	182,562
Omron Corp.	8,100	438,220
ORIX Corp.	31,700	557,243
Osaka Gas Co., Ltd.	4,400	94,684
Otsuka Holdings Co., Ltd.	2,900	151,643
Panasonic Corp.	18,000	266,750
Recruit Holdings Co., Ltd.	23,000	529,721
Resona Holdings, Inc.	22,000	125,158
Ricoh Co., Ltd.	7,100	69,370
Rohm Co., Ltd.	2,200	201,573
SBI Holdings, Inc.	1,200	30,311
Seiko Epson Corp.	10,200	191,227
Seven & i Holdings Co., Ltd.	17,500	768,721
Shin-Etsu Chemical Co., Ltd.	8,700	866,357
Shionogi & Co., Ltd.	5,100	262,576
Shiseido Co., Ltd.	7,000	454,136
Showa Shell Sekiyu KK	4,000	56,545
SoftBank Group Corp.	4,800	372,122
Sompo Holdings, Inc.	6,300	264,220
Sony Corp.	12,700	625,445
Stanley Electric Co., Ltd.	300	10,864
Subaru Corp.	24,300	816,072
Sumitomo Chemical Co., Ltd.	43,000	247,085
Sumitomo Corp.	32,700	588,520
Sumitomo Dainippon Pharma Co., Ltd.	1,600	29,168
Sumitomo Mitsui Financial Group, Inc.	16,500	684,838
Sumitomo Mitsui Trust Holdings, Inc.	3,100	131,619
Sumitomo Realty & Development Co., Ltd.	5,000	198,264

Sumitomo Rubber Industries, Ltd.	1,800	32,189
Suzuken Co., Ltd.	2,200	94,711
Sysmex Corp.	1,000	88,288
T&D Holdings, Inc.	7,300	123,751
Taiheiyo Cement Corp.	1,100	41,653
Taisho Pharmaceutical Holdings Co., Ltd.	200	19,151
Taiyo Nippon Sanso Corp.	3,000	44,497
Takeda Pharmaceutical Co., Ltd.	7,600	319,502
Terumo Corp.	3,600	203,725
Toho Gas Co., Ltd.	600	18,206
Tohoku Electric Power Co., Inc.	4,700	60,629
Tokio Marine Holdings, Inc.	10,800	509,458
Tokyo Electric Power Co. Holdings, Inc.†	13,300	63,094
Tokyo Electron, Ltd.	700	134,282
Tokyo Gas Co., Ltd.	6,800	182,260
Tokyu Fudosan Holdings Corp.	3,900	30,656
Toshiba Corp.†	44,000	117,684
Toyo Suisan Kaisha, Ltd.	3,100	122,138
Toyoda Gosei Co., Ltd.	3,000	76,038
Toyota Motor Corp.	31,300	2,050,237
Trend Micro, Inc.	9,500	569,340
Yakult Honsha Co., Ltd.	100	7,130
Yaskawa Electric Corp.	600	24,487
Yokohama Rubber Co., Ltd.	5,800	136,626

		37,453,809

Jersey — 0.1%
Experian PLC	17,217	393,057
Shire PLC	5,047	268,212

		661,269

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	4,233	457,968

Luxembourg — 0.1%
ArcelorMittal†	23,051	776,064
Millicom International Cellular SA SDR	688	45,818

		821,882

Netherlands — 0.9%
Aegon NV	2,477	18,101
AerCap Holdings NV†	8,892	463,540
Airbus SE	1,442	168,928
EXOR NV	580	42,857
ING Groep NV	103,537	1,737,027
Koninklijke Ahold Delhaize NV	19,875	479,134
Koninklijke Philips NV	9,763	412,142
LyondellBasell Industries NV, Class A	7,989	844,677
RELX NV	68,818	1,459,464
Unilever NV CVA	15,292	872,364

		6,498,234

New Zealand — 0.0%
Auckland International Airport, Ltd.	9,842	43,993
Fisher & Paykel Healthcare Corp., Ltd.	5,839	52,150
Mercury NZ, Ltd.	7,245	16,251
Meridian Energy, Ltd.	13,276	27,442
Ryman Healthcare, Ltd.	4,145	30,891
Spark New Zealand, Ltd.	18,916	45,899

		216,626

Norway — 0.1%
DNB ASA	7,666	142,995
Statoil ASA	23,141	592,247
Telenor ASA	5,823	128,785

		864,027

Panama — 0.1%
Carnival Corp.	7,762	489,472

Singapore — 0.3%
Ascendas Real Estate Investment Trust	25,300	50,751
CapitaLand Commercial Trust	25,900	35,453
CapitaLand Mall Trust	25,600	40,468
CapitaLand, Ltd.	26,400	74,451
City Developments, Ltd.	4,300	40,966
DBS Group Holdings, Ltd.	18,500	427,371
Jardine Cycle & Carriage, Ltd.	1,000	25,705
Oversea-Chinese Banking Corp., Ltd.	32,500	335,403
Singapore Airlines, Ltd.	7,400	60,407
Singapore Exchange, Ltd.	8,200	47,809
Singapore Telecommunications, Ltd.	84,500	224,560
StarHub, Ltd.	6,300	10,788
Suntec Real Estate Investment Trust	25,900	38,061
United Overseas Bank, Ltd.	13,800	311,702
UOL Group, Ltd.	5,200	34,336
Wilmar International, Ltd.	144,600	353,768
Yangzijiang Shipbuilding Holdings, Ltd.	20,300	17,725

		2,129,724

Spain — 0.6%
Amadeus IT Group SA	1,119	81,548
Banco Bilbao Vizcaya Argentaria SA	75,407	610,784
Banco Santander SA	187,212	1,207,084
CaixaBank SA	24,083	117,061
Endesa SA	15,278	356,480
Gas Natural SDG SA	7,789	195,978
Iberdrola SA	91,938	708,749
Industria de Diseno Textil SA	9,563	296,216
Red Electrica Corp. SA	4,463	92,895
Repsol SA	25,376	483,032
Telefonica SA	38,539	392,387

		4,542,214

Sweden — 0.5%
Atlas Copco AB, Class A	2,868	111,606
Atlas Copco AB, Class B	4,500	158,898
Boliden AB	1,371	47,659
Electrolux AB, Series B	1,194	31,388
Essity AB, Class B	6,423	162,600
Hennes & Mauritz AB, Class B	13,072	223,524
Husqvarna AB, Class B	14,731	141,884
Investor AB, Class B	1,595	69,218
Lundin Petroleum AB†	5,743	158,606
Nordea Bank AB	52,065	528,127
Sandvik AB	4,296	73,085

Securitas AB, Class B	1,019	16,431
Skandinaviska Enskilda Banken AB, Class A	27,239	256,227
Svenska Handelsbanken AB, Class A	26,715	298,255
Swedbank AB, Class A	16,875	367,467
Swedish Match AB	15,388	687,776
Telefonaktiebolaget LM Ericsson, Class B	13,332	101,103
Telia Co AB	19,468	95,466
Volvo AB, Class B	13,399	226,335

		3,755,655

Switzerland — 1.4%
ABB, Ltd.	1,019	23,741
Adecco Group AG	2,005	132,706
Credit Suisse Group AG	25,893	435,038
Givaudan SA	5	11,146
Julius Baer Group, Ltd.	948	56,280
Kuehne & Nagel International AG	480	74,717
LafargeHolcim, Ltd.	2,861	158,799
Nestle SA	35,898	2,775,240
Novartis AG	27,700	2,130,578
Roche Holding AG	8,950	1,985,663
SGS SA	96	232,855
Swiss Prime Site AG	403	37,809
Swiss Re AG	4,844	460,933
UBS Group AG	53,987	907,059
Zurich Insurance Group AG	1,927	614,696

		10,037,260

United Kingdom — 3.7%
Antofagasta PLC	24,338	323,742
Aon PLC	3,980	567,031
Ashtead Group PLC	26,114	726,052
Associated British Foods PLC	10,692	396,722
AstraZeneca PLC	17,587	1,233,025
Aviva PLC	10,693	77,735
Barclays PLC	118,950	339,461
BHP Billiton PLC	16,862	357,433
BP PLC	290,718	2,147,930
British American Tobacco PLC	25,282	1,389,303
BT Group PLC	11,551	39,549
Bunzl PLC	42,180	1,221,246
Centrica PLC	8,300	17,539
Cobham PLC†	47,147	74,367
Coca-Cola European Partners PLC	13,563	531,670
Compass Group PLC	56,336	1,208,365
ConvaTec Group PLC*	28,914	86,044
Croda International PLC	11,976	731,681
Diageo PLC	11,849	421,466
GKN PLC	17,906	114,327
GlaxoSmithKline PLC	67,240	1,349,295
HSBC Holdings PLC	198,605	1,979,427
Imperial Brands PLC	25,259	901,930
InterContinental Hotels Group PLC	243	15,318
Johnson Matthey PLC	2,943	133,147
Liberty Global PLC, Class A†	6,546	197,296
Lloyds Banking Group PLC	109,800	97,589
Micro Focus International PLC	10,939	189,453
Mondi PLC	13,527	376,523
National Grid PLC	40,367	467,538
Nielsen Holdings PLC	251	7,894
Pearson PLC	43,309	495,092
Prudential PLC	31,831	816,381
Reckitt Benckiser Group PLC	789	61,857
Rio Tinto PLC	25,568	1,385,396
Royal Bank of Scotland Group PLC†	1,799	6,679
Royal Dutch Shell PLC, Class A	41,422	1,439,731
Royal Dutch Shell PLC, Class B	34,134	1,219,330
Schroders PLC	4,830	218,999
Sky PLC	19,430	368,595
Smith & Nephew PLC	14,283	273,978
SSE PLC	6,377	121,022
Standard Chartered PLC	22,905	241,271
Tesco PLC	21,259	68,950
Unilever PLC	12,379	693,699
Vodafone Group PLC	752,259	2,188,805

		27,319,883

United States — 18.2%
3M Co.	5,257	1,021,908
Abbott Laboratories	7,381	429,058
AbbVie, Inc.	7,601	733,877
Activision Blizzard, Inc.	7,780	516,203
Adobe Systems, Inc.†	5,269	1,167,610
Advance Auto Parts, Inc.	619	70,845
Aetna, Inc.	1,738	311,189
Aflac, Inc.	67,483	3,075,200
Akamai Technologies, Inc.†	1,761	126,176
Alaska Air Group, Inc.	838	54,411
Albemarle Corp.	1,115	108,110
Alliance Data Systems Corp.	587	119,190
Alphabet, Inc., Class A†	2,613	2,661,550
Alphabet, Inc., Class C†	1,816	1,847,471
Amazon.com, Inc.†	3,499	5,479,889
American Airlines Group, Inc.	6,240	267,883
American Express Co.	2,204	217,645
Ameriprise Financial, Inc.	769	107,821
AmerisourceBergen Corp.	2,509	227,265
Amgen, Inc.	2,549	444,750
Anadarko Petroleum Corp.	1,470	98,960
ANSYS, Inc.†	1,976	319,440
Anthem, Inc.	1,723	406,611
Apache Corp.	1,866	76,413
Apartment Investment & Management Co., Class A	1,047	42,508
Apple, Inc.	19,448	3,213,976
Autodesk, Inc.†	2,228	280,505
Automatic Data Processing, Inc.	4,088	482,711
AutoNation, Inc.†	646	29,839
AutoZone, Inc.†	590	368,467
Avery Dennison Corp.	6,573	688,916
Baker Hughes a GE Co., LLC	5,227	188,747
Ball Corp.	644	25,818
Bank of America Corp.	55,716	1,667,023
Bank of New York Mellon Corp.	8,431	459,574
Baxter International, Inc.	3,780	262,710

Berkshire Hathaway, Inc., Class B†	7,684	1,488,621
Best Buy Co., Inc.	7,311	559,511
Biogen, Inc.†	362	99,043
Booking Holdings, Inc.†	374	814,572
Boston Scientific Corp.†	6,886	197,766
Bristol-Myers Squibb Co.	12,568	655,170
Cadence Design Systems, Inc.†	10,934	438,016
CBRE Group, Inc., Class A†	7,343	332,711
CBS Corp., Class B	3,706	182,335
CDK Global, Inc.	513	33,468
Celgene Corp.†	4,975	433,322
CF Industries Holdings, Inc.	306	11,873
Charles Schwab Corp.	779	43,375
Charter Communications, Inc., Class A†	528	143,241
Chemours Co.	9,655	467,399
Chevron Corp.	7,099	888,156
Chipotle Mexican Grill, Inc.†	344	145,626
Cigna Corp.	2,000	343,640
Cisco Systems, Inc.	915	40,525
Citigroup, Inc.	7,825	534,213
Citrix Systems, Inc.†	3,567	367,080
Coca-Cola Co.	25,665	1,108,985
Cognizant Technology Solutions Corp., Class A	2,549	208,559
Comcast Corp., Class A	21,138	663,522
ConocoPhillips	14,669	960,819
Costco Wholesale Corp.	7,840	1,545,734
Coty, Inc., Class A	6,489	112,584
Crown Castle International Corp.	12,260	1,236,666
Crown Holdings, Inc.†	4,553	226,922
CSX Corp.	4,251	252,467
CVS Health Corp.	15,450	1,078,873
Danaher Corp.	1,901	190,708
DaVita, Inc.†	1,029	64,611
Delta Air Lines, Inc.	9,553	498,858
Discovery Communications, Inc., Class A†	5,653	133,693
Dollar General Corp.	10,234	987,888
Dollar Tree, Inc.†	7,463	715,627
Domino’s Pizza, Inc.	908	219,491
DowDuPont, Inc.	14,696	929,375
eBay, Inc.†	8,591	325,427
Ecolab, Inc.	2,278	329,786
Edwards Lifesciences Corp.†	1,288	164,040
Electronic Arts, Inc.†	2,385	281,382
Eli Lilly & Co.	10,963	888,770
Envision Healthcare Corp.†	1,256	46,686
Equifax, Inc.	404	45,268
Equinix, Inc.	1,945	818,437
Equity Residential	1,702	105,030
Estee Lauder Cos., Inc., Class A	4,146	613,981
Expedia Group, Inc.	2,350	270,579
Express Scripts Holding Co.†	9,110	689,627
Exxon Mobil Corp.	37,372	2,905,673
Facebook, Inc., Class A†	17,325	2,979,900
Fastenal Co.	22,195	1,109,528
FedEx Corp.	761	188,119
First Data Corp., Class A†	25,865	468,156
Fiserv, Inc.†	895	63,420
FleetCor Technologies, Inc.†	3,999	828,913
Foot Locker, Inc.	832	35,843
Fortinet, Inc.†	5,179	286,709
Franklin Resources, Inc.	35,687	1,200,511
Gap, Inc.	2,600	76,024
General Electric Co.	23,489	330,490
Genuine Parts Co.	2,618	231,222
GGP, Inc.	2,934	58,651
Gilead Sciences, Inc.	6,805	491,525
Goldman Sachs Group, Inc.	3,469	826,767
H&R Block, Inc.	6,204	171,541
Halliburton Co.	377	19,977
HCA Healthcare, Inc.	13,657	1,307,521
HCP, Inc.	1,127	26,327
HD Supply Holdings, Inc.†	22,580	874,072
Henry Schein, Inc.†	2,302	174,952
Hess Corp.	609	34,707
Hewlett Packard Enterprise Co.	3,420	58,311
Hilton Worldwide Holdings, Inc.	2,734	215,549
Home Depot, Inc.	13,047	2,411,086
Honeywell International, Inc.	1,850	267,658
Host Hotels & Resorts, Inc.	6,949	135,922
Humana, Inc.	754	221,812
IAC/InterActiveCorp†	248	40,211
IDEXX Laboratories, Inc.†	602	117,083
Intel Corp.	10,468	540,358
Intercontinental Exchange, Inc.	3,812	276,218
International Business Machines Corp.	10,151	1,471,489
Intuit, Inc.	609	112,537
Iron Mountain, Inc.	2,221	75,381
Johnson & Johnson	13,405	1,695,598
Jones Lang LaSalle, Inc.	2,172	368,176
JPMorgan Chase & Co.	21,766	2,367,705
Kansas City Southern	8,388	894,412
Kellogg Co.	977	57,545
Kohl’s Corp.	9,743	605,235
Kroger Co.	24,495	617,029
Las Vegas Sands Corp.	2,734	200,484
Lear Corp.	890	166,403
LKQ Corp.†	18,976	588,636
Lowe’s Cos., Inc.	10,808	890,903
Macerich Co.	743	42,812
Macy’s, Inc.	23,145	719,115
ManpowerGroup, Inc.	6,365	609,258
Marathon Oil Corp.	1,274	23,250
Marriott International, Inc., Class A	3,998	546,447
Martin Marietta Materials, Inc.	2,450	477,186
Mastercard, Inc., Class A	8,492	1,513,869
McDonald’s Corp.	6,921	1,158,852
McKesson Corp.	3,039	474,722
Merck & Co., Inc.	24,377	1,435,074
MetLife, Inc.	15,137	721,581
Mettler-Toledo International, Inc.†	164	91,829
MGM Resorts International	4,607	144,752
Microsoft Corp.	51,461	4,812,633
Mondelez International, Inc., Class A	4,875	192,562
Moody’s Corp.	2,229	361,544
Morgan Stanley	7,196	371,458

MSCI, Inc.	3,653	547,329
Navient Corp.	1,840	24,398
Nektar Therapeutics†	1,085	90,771
Netflix, Inc.†	4,001	1,250,152
News Corp., Class B	799	12,984
NIKE, Inc., Class B	15,871	1,085,418
Nordstrom, Inc.	5,261	265,996
Norfolk Southern Corp.	4,080	585,358
NRG Energy, Inc.	2,036	63,116
NVIDIA Corp.	1,064	239,294
O’Reilly Automotive, Inc.†	1,795	459,646
Omnicom Group, Inc.	2,167	159,621
Oracle Corp.	25,646	1,171,253
Packaging Corp. of America	2,651	306,694
PayPal Holdings, Inc.†	4,429	330,448
PepsiCo, Inc.	10,128	1,022,320
PerkinElmer, Inc.	748	54,873
Pfizer, Inc.	30,674	1,122,975
PG&E Corp.	491	22,635
Philip Morris International, Inc.	14,271	1,170,222
Phillips 66	608	67,676
PPG Industries, Inc.	5,361	567,623
Procter & Gamble Co.	17,176	1,242,512
Prologis, Inc.	9,339	606,194
Prudential Financial, Inc.	25,615	2,723,387
Public Storage	1,992	401,946
Quanta Services, Inc.†	1,050	34,125
Ralph Lauren Corp.	1,588	174,442
Red Hat, Inc.†	1,918	312,749
Robert Half International, Inc.	3,737	227,023
S&P Global, Inc.	5,439	1,025,795
salesforce.com, Inc.†	1,448	175,194
SBA Communications Corp.†	1,641	262,937
Sempra Energy	3,269	365,474
Sherwin-Williams Co.	1,112	408,838
Simon Property Group, Inc.	3,981	622,390
Southwest Airlines Co.	9,925	524,338
Splunk, Inc.†	300	30,795
Starbucks Corp.	17,579	1,012,023
State Street Corp.	2,761	275,493
Sysco Corp.	12,979	811,707
Take-Two Interactive Software, Inc.†	634	63,216
Target Corp.	20,131	1,461,511
Texas Instruments, Inc.	1,467	148,798
Thermo Fisher Scientific, Inc.	104	21,876
Tiffany & Co.	941	96,763
Time Warner, Inc.	3,956	375,029
TJX Cos., Inc.	1,824	154,766
TripAdvisor, Inc.†	1,841	68,890
Twenty-First Century Fox, Inc., Class A	3,045	111,325
Union Pacific Corp.	4,100	547,883
United Continental Holdings, Inc.†	3,448	232,878
United Parcel Service, Inc., Class B	2,102	238,577
United Rentals, Inc.†	2,304	345,600
UnitedHealth Group, Inc.	6,303	1,490,029
Valero Energy Corp.	2,706	300,177
Varian Medical Systems, Inc.†	186	21,500
Veeva Systems, Inc., Class A†	2,413	169,224
Ventas, Inc.	894	45,969
VeriSign, Inc.†	4,145	486,706
Vertex Pharmaceuticals, Inc.†	75	11,487
Viacom, Inc., Class B	1,676	50,548
Visa, Inc., Class A	14,719	1,867,547
VMware, Inc., Class A†	1,284	171,106
Vornado Realty Trust	404	27,484
Vulcan Materials Co.	5,939	663,327
W.R. Grace & Co.	1,309	89,588
Walgreens Boots Alliance, Inc.	17,690	1,175,500
Walmart, Inc.	24,496	2,166,916
Walt Disney Co.	12,559	1,260,044
Waste Management, Inc.	1,966	159,816
Waters Corp.†	1,178	221,947
Wells Fargo & Co.	20,924	1,087,211
Western Union Co.	11,356	224,281
WestRock Co.	2,135	126,307
WW Grainger, Inc.	5,893	1,657,996
Wyndham Worldwide Corp.	2,011	229,676
Wynn Resorts, Ltd.	1,974	367,539
Xilinx, Inc.	1,038	66,681
Yum! Brands, Inc.	4,332	377,317
Zoetis, Inc.	2,054	171,468

		134,730,227

Total Common Stocks (cost $286,368,861)		294,623,631

U.S. GOVERNMENT TREASURIES — 17.8%
United States Treasury Notes
2.00% due 11/30/2022	$206,300	199,515
2.00% due 02/15/2025	35,269,900	33,323,167
2.00% due 08/15/2025	34,714,400	32,643,740
2.25% due 11/15/2025	39,157,000	37,391,876
2.50% due 05/15/2024	14,002,000	13,719,772
2.75% due 11/15/2023	6,353,300	6,327,738
2.75% due 02/15/2024	8,494,900	8,450,435

Total U.S. Government Treasuries (cost $139,523,179)		132,056,243

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options – Purchased(1) (cost $4,054,588)	1,523	1,781,910

Total Long-Term Investment Securities (cost $429,946,628)		428,461,784

SHORT-TERM INVESTMENT SECURITIES — 38.9%
Time Deposits — 38.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 05/01/2018 (cost $287,988,000)	287,988,000	287,988,000

TOTAL INVESTMENTS — (cost $717,934,628)	96.7%	716,449,784
Other assets less liabilities	3.3	24,207,167

NET ASSETS —	100.0%	$740,656,951

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $4,131,265 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2018	$2,100	1,523	$1,781,910	$4,054,588	$1,781,910	$(2,272,678)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlyingsecurity or index.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

SDR — Swedish Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
247	Long	CAC 40 Index	May 2018	$15,882,475	$16,273,937	$391,462
40	Long	DAX Index	June 2018	14,942,704	15,169,586	226,882
485	Long	Mini MSCI Emerging Markets Index	June 2018	48,829,087	49,142,625	313,538
76	Long	Nikkei 225 E-Mini Index	June 2018	15,426,966	15,597,023	170,057
725	Long	S&P 500 E-Mini Index	June 2018	98,654,487	95,953,750	(2,700,737)
337	Short	S&P 500 E-Mini Index	June 2018	45,818,789	44,601,950	1,216,839
1480	Long	U.S. Treasury 10 Year Ultra Bonds	June 2018	188,633,911	189,278,125	644,214
303	Short	U.S. Treasury Ultra Bonds	June 2018	48,230,676	47,608,875	621,801

						$884,056

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the currentvalue of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	SEK	10,923,000	USD	1,343,562	06/20/2018	$91,551	$—
	USD	149,715	CHF	141,000	06/20/2018	—	(6,840)
	USD	242,516	NOK	1,881,000	06/20/2018	—	(7,643)
	USD	750,767	SEK	6,134,000	06/20/2018	—	(47,678)
	USD	13,598	SGD	18,000	06/20/2018	—	(10)

						91,551	(62,171)

Citibank N.A.	AUD	9,341,000	USD	7,326,669	06/20/2018	293,338	—
	EUR	7,597,067	USD	9,432,569	06/20/2018	224,909	—
	USD	95,691	AUD	122,000	06/20/2018	—	(3,831)
	USD	1,269	NOK	10,000	06/20/2018	—	(20)

						518,247	(3,851)

Deutsche Bank AG	USD	7,070,707	AUD	9,341,000	06/20/2018	—	(37,376)
	USD	7,221,060	EUR	5,946,000	06/20/2018	—	(14,496)

						—	(51,872)

JPMorgan Chase Bank	AUD	17,000	USD	13,174	06/20/2018	374	—
	CAD	1,417,000	USD	1,103,393	06/20/2018	—	(1,493)
	EUR	18,019,343	USD	22,109,373	06/20/2018	269,894	—
	GBP	200,000	USD	283,722	06/20/2018	7,735	—
	JPY	57,629,000	USD	549,593	06/20/2018	20,683	—
	NOK	254,000	USD	33,155	06/20/2018	1,439	—
	SGD	850,000	USD	647,403	06/20/2018	5,710	—
	USD	7,460	CHF	7,000	06/20/2018	—	(367)
	USD	731,319	EUR	589,000	06/20/2018	—	(17,449)
	USD	22,195	SGD	29,000	06/20/2018	—	(302)

						305,835	(19,611)

Morgan Stanley & Co.	CAD	3,058,000	USD	2,387,014	06/20/2018	2,581	—
	GBP	47,000	USD	65,526	06/20/2018	669	—
	JPY	148,741,000	USD	1,399,590	06/20/2018	34,468	—
	NZD	82,000	USD	59,752	06/20/2018	2,064	—
	USD	31,472	SEK	267,000	06/20/2018	—	(868)

						39,782	(868)

UBS AG	AUD	1,350,000	USD	1,026,504	06/20/2018	10,017	—
	CHF	47,000	USD	48,259	06/20/2018	634	—
	EUR	2,436,000	USD	3,026,206	06/20/2018	73,768	—
	JPY	55,721,000	USD	514,698	06/20/2018	3,299	—
	NZD	4,000	USD	2,918	06/20/2018	104	—
	USD	6,433	NZD	9,000	06/20/2018	—	(101)

						87,822	(101)

Net Unrealized Appreciation/(Depreciation)						$1,043,237	$(138,474)

AUD — Australian Dollar

CAD — Canada Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Time Deposits	38.9%
United States Treasury Notes	17.8
Medical-Drugs	2.5
Diversified Banking Institutions	2.1
Oil Companies-Integrated	1.7
Insurance-Life/Health	1.4
Banks-Commercial	1.3
Retail-Discount	0.9
Insurance-Multi-line	0.9
Distribution/Wholesale	0.8
Auto-Cars/Light Trucks	0.8
E-Commerce/Products	0.7
Real Estate Investment Trusts	0.7
Applications Software	0.7
Food-Misc./Diversified	0.7
Tobacco	0.7
Cosmetics & Toiletries	0.7
Web Portals/ISP	0.7
Chemicals-Diversified	0.6
Internet Content-Entertainment	0.6
Commercial Services-Finance	0.6
Computer Services	0.5
Finance-Credit Card	0.5
Electric-Integrated	0.4
Rubber-Tires	0.4
Retail-Building Products	0.4
Computers	0.4
Retail-Restaurants	0.4
Insurance-Property/Casualty	0.4
Investment Management/Advisor Services	0.4
Medical-HMO	0.4
Cellular Telecom	0.4
Beverages-Non-alcoholic	0.4
Transport-Rail	0.4
Medical-Biomedical/Gene	0.4
Multimedia	0.4
Telephone-Integrated	0.4
Real Estate Management/Services	0.4
Oil Companies-Exploration & Production	0.3
Enterprise Software/Service	0.3
Brewery	0.3
Aerospace/Defense	0.3
Metal-Diversified	0.3
Airlines	0.3
Commercial Services	0.3
Food-Retail	0.3
Diversified Manufacturing Operations	0.3
Electronic Components-Misc.	0.3
Chemicals-Specialty	0.3
Real Estate Operations & Development	0.3
Pharmacy Services	0.3
Machinery-General Industrial	0.3
Electric-Generation	0.3
Athletic Footwear	0.3
Rental Auto/Equipment	0.3
Import/Export	0.3
Medical Products	0.2
Options Purchased	0.2
Private Equity	0.2
Diversified Operations	0.2
Casino Hotels	0.2
Entertainment Software	0.2
Human Resources	0.2
Office Automation & Equipment	0.2
Building Products-Cement	0.2
Medical-Hospitals	0.2
Retail-Regional Department Stores	0.2
Food-Catering	0.2
Retail-Drug Store	0.2
Electronic Forms	0.2
Retail-Auto Parts	0.2
Insurance-Reinsurance	0.2
Banks-Super Regional	0.2
Office Supplies & Forms	0.2
Cruise Lines	0.2
Electric-Distribution	0.2
Oil Refining & Marketing	0.1
Building & Construction Products-Misc.	0.1
Cable/Satellite TV	0.1
Transport-Services	0.1
Diversified Minerals	0.1
Electronic Components-Semiconductors	0.1
E-Commerce/Services	0.1
Gas-Distribution	0.1
Medical Instruments	0.1
Hotels/Motels	0.1
Computer Aided Design	0.1
Medical-Wholesale Drug Distribution	0.1
Audio/Video Products	0.1
Steel-Producers	0.1
Public Thoroughfares	0.1
Diversified Operations/Commercial Services	0.1
Finance-Other Services	0.1
Food-Wholesale/Distribution	0.1
Banks-Fiduciary	0.1
Insurance Brokers	0.1
Paper & Related Products	0.1
Oil-Field Services	0.1
Machinery-Construction & Mining	0.1
Toys	0.1
Machinery-Electrical	0.1
Internet Security	0.1
Beverages-Wine/Spirits	0.1
Retail-Consumer Electronics	0.1
Finance-Leasing Companies	0.1
Computer Data Security	0.1
Decision Support Software	0.1
Data Processing/Management	0.1
Computer Software	0.1
Gold Mining	0.1
Appliances	0.1
Web Hosting/Design	0.1
Building-Residential/Commercial	0.1
Machinery-Farming	0.1
Building & Construction-Misc.	0.1
Coatings/Paint	0.1
Medical Labs & Testing Services	0.1
Machine Tools & Related Products	0.1
Building Products-Air & Heating	0.1
Industrial Automated/Robotic	0.1
Electronic Measurement Instruments	0.1

96.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$142,677,891	$151,945,740	**	$—	$294,623,631
U.S. Government Treasuries	—	132,056,243		—	132,056,243
Options-Purchased	1,781,910	—		—	1,781,910
Short-Term Investment Securities	—	287,988,000		—	287,988,000

Total Investments at Value	$144,459,801	$571,989,983		$—	$716,449,784

Other Financial Instruments:+
Futures Contracts	$2,796,392	$788,401	**	$—	$3,584,793
Forward Foreign Currency Contracts	—	1,043,237		—	1,043,237

	$2,796,392	$1,831,638		$—	$4,628,030

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,700,737	$—		$—	$2,700,737
Forward Foreign Currency Contracts	—	138,474		—	138,474

	$2,700,737	$138,474		$—	$2,839,211

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1
+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $141,157,372 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Boston Company Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Aerospace/Defense — 1.4%
Raytheon Co.	23,637	$4,844,167

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	38,074	4,574,591

Apparel Manufacturers — 0.9%
PVH Corp.	19,279	3,078,278

Applications Software — 8.8%
HubSpot, Inc.†	23,520	2,490,768
Microsoft Corp.	184,361	17,241,441
salesforce.com, Inc.†	55,781	6,748,943
ServiceNow, Inc.†	29,209	4,852,783

		31,333,935

Auto-Cars/Light Trucks — 1.0%
Tesla, Inc.†	12,316	3,619,672

Auto-Heavy Duty Trucks — 1.1%
PACCAR, Inc.	59,716	3,802,118

Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	36,021	3,046,656

Beverages-Non-alcoholic — 2.9%
Monster Beverage Corp.†	61,467	3,380,685
PepsiCo, Inc.	67,801	6,843,833

		10,224,518

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	13,594	3,687,916

Casino Hotels — 1.3%
Las Vegas Sands Corp.	62,577	4,588,771

Cellular Telecom — 1.3%
T-Mobile US, Inc.†	73,759	4,463,157

Commercial Services — 1.8%
Cintas Corp.	21,539	3,668,092
Quanta Services, Inc.†	84,353	2,741,472

		6,409,564

Commercial Services-Finance — 3.3%
FleetCor Technologies, Inc.†	13,080	2,711,222
PayPal Holdings, Inc.†	77,665	5,794,586
Square, Inc., Class A†	68,628	3,248,850

		11,754,658

Computer Data Security — 1.0%
Fortinet, Inc.†	62,381	3,453,412

Computer Services — 2.9%
International Business Machines Corp.	52,141	7,558,359
Teradata Corp.†	72,020	2,947,059

		10,505,418

Computer Software — 1.1%
Splunk, Inc.†	37,391	3,838,186

Computers — 5.9%
Apple, Inc.	126,570	20,916,958

Diagnostic Kits — 1.2%
IDEXX Laboratories, Inc.†	21,806	4,241,049

E-Commerce/Products — 6.8%
Amazon.com, Inc.†	13,833	21,664,276
Wayfair, Inc., Class A†	43,465	2,707,870

		24,372,146

Electronic Components-Semiconductors — 6.0%
Broadcom, Inc.	35,028	8,036,123
NVIDIA Corp.	32,132	7,226,487
Texas Instruments, Inc.	61,288	6,216,442

		21,479,052

Electronic Measurement Instruments — 1.4%
Fortive Corp.	73,349	5,157,168

Entertainment Software — 1.4%
Activision Blizzard, Inc.	77,869	5,166,608

Finance-Credit Card — 2.4%
Visa, Inc., Class A	68,245	8,658,926

Food-Misc./Diversified — 0.6%
Kraft Heinz Co.	36,964	2,084,030

Industrial Gases — 1.7%
Praxair, Inc.	40,395	6,161,045

Instruments-Controls — 1.9%
Honeywell International, Inc.	48,065	6,954,044

Insurance-Property/Casualty — 1.8%
Progressive Corp.	105,453	6,357,761

Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	73,106	12,574,232

Internet Security — 1.1%
Palo Alto Networks, Inc.†	21,223	4,085,640

Internet Telephone — 0.7%
Twilio, Inc., Class A†	62,178	2,624,533

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	32,953	4,620,340

Medical Instruments — 2.5%
Boston Scientific Corp.†	189,686	5,447,782
Edwards Lifesciences Corp.†	26,870	3,422,163

		8,869,945

Medical Products — 2.7%
ABIOMED, Inc.†	10,338	3,111,221
Becton Dickinson and Co.	28,041	6,501,867

		9,613,088

Medical-Biomedical/Gene — 2.2%
Biogen, Inc.†	8,633	2,361,989
BioMarin Pharmaceutical, Inc.†	22,891	1,911,627
Vertex Pharmaceuticals, Inc.†	23,087	3,536,005

		7,809,621

Medical-Drugs — 1.0%
Zoetis, Inc.	42,298	3,531,037

Medical-HMO — 4.3%
UnitedHealth Group, Inc.	46,083	10,894,021
WellCare Health Plans, Inc.†	20,771	4,261,379

		15,155,400

Metal-Copper — 1.0%
Freeport-McMoRan, Inc.	232,427	3,535,215

Oil Refining & Marketing — 1.2%
Andeavor	30,356	4,198,842

Retail-Auto Parts — 1.3%
O’Reilly Automotive, Inc.†	17,575	4,500,430

Retail-Building Products — 2.3%
Home Depot, Inc.	44,892	8,296,042

Retail-Discount — 2.1%
Costco Wholesale Corp.	19,913	3,926,047
Dollar Tree, Inc.†	38,432	3,685,245

		7,611,292

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	6,200	2,624,646

Telephone-Integrated — 1.9%
Verizon Communications, Inc.	136,082	6,715,647

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†	35,421	2,871,935

Transport-Rail — 1.9%
Union Pacific Corp.	51,290	6,853,883

Web Portals/ISP — 3.2%
Alphabet, Inc., Class C†	11,151	11,344,247

Total Long-Term Investment Securities (cost $294,629,034)		352,209,819

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 05/01/2018 (cost $5,692,000)	$5,692,000	5,692,000

TOTAL INVESTMENTS (cost $300,321,034)	100.4%	357,901,819
Liabilities in excess of other assets	(0.4)	(1,455,220)

NET ASSETS	100.0%	$356,446,599

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$352,209,819	$—	$—	$352,209,819
Short-Term Investments Securities	—	5,692,000	—	5,692,000

Total Investments at Value	$352,209,819	$5,692,000	$—	$357,901,819

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.4%
Applications Software — 5.7%
Microsoft Corp.	10,200	$953,904
Nuance Communications, Inc.†	146,979	2,163,531
salesforce.com, Inc.†	7,783	941,665

		4,059,100

Broadcast Services/Program — 1.2%
TiVo Corp.	62,200	880,130

Commercial Services-Finance — 0.8%
Euronet Worldwide, Inc.†	6,891	538,256

Computer Aided Design — 3.6%
Synopsys, Inc.†	30,376	2,597,452

Computer Data Security — 1.5%
Fortinet, Inc.†	19,071	1,055,771

Computer Services — 1.0%
DXC Technology Co.	7,182	740,177

Computer Software — 1.0%
Cornerstone OnDemand, Inc.†	8,100	357,453
Splunk, Inc.†	3,683	378,060

		735,513

Computers — 5.0%
Apple, Inc.	21,578	3,565,980

Computers-Memory Devices — 3.7%
NetApp, Inc.	6,300	419,454
Western Digital Corp.	28,100	2,213,999

		2,633,453

Computers-Other — 0.0%
Lumentum Holdings, Inc.†	500	25,225

Computers-Periphery Equipment — 1.7%
Electronics For Imaging, Inc.†	42,875	1,187,637

Data Processing/Management — 0.5%
DocuSign, Inc.†	1,901	73,436
Fidelity National Information Services, Inc.	3,000	284,910

		358,346

E-Commerce/Products — 3.2%
Alibaba Group Holding, Ltd. ADR†	1,800	321,372
eBay, Inc.†	40,600	1,537,928
JD.com, Inc. ADR†	7,400	270,174
Secoo Holding, Ltd. ADR†	16,481	171,073

		2,300,547

E-Commerce/Services — 0.3%
Ctrip.com International, Ltd. ADR†	4,900	200,410

Electronic Components-Semiconductors — 25.8%
Broadcom, Inc.	18,163	4,166,955
Cavium, Inc.†	15,715	1,178,782
Inphi Corp.†	30,959	884,808
Lattice Semiconductor Corp.†	126,322	684,665
Microchip Technology, Inc.	22,400	1,873,984
Micron Technology, Inc.†	104,800	4,818,704
ON Semiconductor Corp.†	33,544	740,652
Qorvo, Inc.†	26,941	1,815,823
SK Hynix, Inc.	7,993	625,851
Synaptics, Inc.†	36,800	1,601,536

		18,391,760

Electronic Forms — 0.5%
Adobe Systems, Inc.†	1,500	332,400

Electronic Measurement Instruments — 1.7%
Orbotech, Ltd.†	20,914	1,221,796

Enterprise Software/Service — 3.6%
Oracle Corp.	41,500	1,895,305
SailPoint Technologies Holding, Inc.†	7,732	186,264
Verint Systems, Inc.†	12,000	505,200

		2,586,769

Finance-Credit Card — 4.3%
Pagseguro Digital, Ltd., Class A†	34,359	1,141,750
Visa, Inc., Class A	15,300	1,941,264

		3,083,014

Internet Application Software — 0.2%
Okta, Inc.†	2,329	99,704

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	7,800	1,341,600

Medical-Biomedical/Gene — 0.8%
Hugel, Inc.†	1,229	577,421

Networking Products — 1.2%
Cisco Systems, Inc.	4,900	217,021
LogMeIn, Inc.	5,960	656,792

		873,813

Office Automation & Equipment — 2.9%
Xerox Corp.	66,700	2,097,715

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,500	89,325

Semiconductor Components-Integrated Circuits — 6.0%
Cypress Semiconductor Corp.	34,134	497,674
Integrated Device Technology, Inc.†	54,277	1,510,529
Marvell Technology Group, Ltd.	67,100	1,346,026
Maxim Integrated Products, Inc.	17,013	927,208

		4,281,437

Semiconductor Equipment — 13.4%
Applied Materials, Inc.	47,500	2,359,325
Lam Research Corp.	31,008	5,738,340
Teradyne, Inc.	44,583	1,451,177

		9,548,842

Telecommunication Equipment — 1.9%
ARRIS International PLC†	45,340	1,224,180
CommScope Holding Co., Inc.†	3,700	141,414

		1,365,594

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	5,600	361,536

Web Portals/ISP — 4.4%
Alphabet, Inc., Class A†	1,500	1,527,870
Alphabet, Inc., Class C†	1,603	1,630,780

		3,158,650

Total Long-Term Investment Securities (cost $54,538,601)		70,289,373

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $1,243,010 and collateralized by $1,325,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having approximate value of $1,270,619. (cost $1,243,000)	$1,243,000	1,243,000

TOTAL INVESTMENTS (cost $55,781,601)	100.1%	71,532,373
Liabilities in excess of other assets	(0.1)	(78,561)

NET ASSETS	100.0%	$71,453,812

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$69,086,102	$1,203,271	**	$—	$70,289,373
Repurchase Agreements	—	1,243,000		—	1,243,000

Total Investments at Value	$69,086,102	$2,446,271		$—	$71,532,373

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,203,271 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 19.5%
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.20% due 06/01/2019	$300,000	$305,442

Auto-Cars/Light Trucks — 2.7%
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	300,000	296,627
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	650,000	646,584
Toyota Motor Credit Corp. Senior Notes 1.70% due 02/19/2019	694,000	689,657
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	471,000	470,110
Toyota Motor Credit Corp. FRS Senior Notes 2.07% (3 ML+0.23%) due 08/15/2018	1,000,000	1,000,535
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	989,000	986,817
Toyota Motor Credit Corp. Senior Notes 2.20% due 01/10/2020	5,192,000	5,137,237
Toyota Motor Credit Corp. FRS Senior Notes 2.59% (3 ML+0.26%) due 01/09/2019	1,484,000	1,486,450
Toyota Motor Credit Corp. FRS Senior Notes 2.74% (3 ML+0.39%) due 01/17/2019	500,000	500,862

		11,214,879

Computer Services — 0.7%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	3,000,000	2,987,241

Computers — 2.8%
Apple, Inc. Senior Notes 1.50% due 09/12/2019	2,000,000	1,971,421
Apple, Inc. Senior Notes 1.55% due 02/08/2019	625,000	621,165
Apple, Inc. Senior Notes 1.70% due 02/22/2019	900,000	894,868
Apple, Inc. Senior Notes 1.80% due 11/13/2019	2,691,000	2,658,385
Apple, Inc. FRS Senior Notes 1.87% (3 ML+0.08%) due 02/08/2019	1,500,000	1,500,454
Apple, Inc. Senior Notes 1.90% due 02/07/2020	684,000	675,453
Apple, Inc. FRS Senior Notes 2.09% (3 ML+0.30%) due 05/06/2019	3,341,000	3,352,167

		11,673,913

Diversified Financial Services — 3.4%
General Electric Capital Corp. FRS Senior Notes 2.06% (3 ML+0.27%) due 08/07/2018	1,218,000	1,218,050
General Electric Capital Corp. FRS Senior Notes 2.86% (3 ML+0.51%) due 01/14/2019	500,000	500,694
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	1,700,000	1,700,000
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	6,000,000	6,228,159
USAA Capital Corp. FRS Senior Notes 2.00% (3 ML+0.23%) due 02/01/2019*	4,600,000	4,604,702

		14,251,605

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.25% due 10/08/2019	485,000	482,792

Food-Misc./Diversified — 0.6%
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 07/24/2018	1,500,000	1,496,940
Nestle Holdings, Inc. Company Guar. Notes 2.13% due 01/14/2020	1,000,000	988,297

		2,485,237

Insurance-Reinsurance — 0.9%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.10% (3 ML+0.26%) due 08/15/2019	500,000	500,886
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.59% (3 ML+0.25%) due 01/11/2019	2,500,000	2,504,890
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.81% (3 ML+0.69%) due 03/15/2019	747,000	751,264

		3,757,040

Medical Labs & Testing Services — 0.6%
Roche Holdings, Inc. FRS Company Guar. Notes 2.64% (3 ML+0.34%) due 09/30/2019*	2,500,000	2,511,725

Medical-Drugs — 3.0%
Merck & Co., Inc. FRS Senior Notes 2.23% (3 ML+0.36%) due 05/18/2018	10,970,000	10,971,810
Novartis Capital Corp. Company Guar. Notes 1.80% due 02/14/2020	491,000	482,842
Pfizer, Inc. Senior Notes 2.10% due 05/15/2019	1,000,000	995,400

		12,450,052

Networking Products — 1.2%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	541,000	532,592
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	4,400,000	4,388,545

		4,921,137

Oil Companies-Integrated — 2.3%
Chevron Corp. Senior Notes 1.56% due 05/16/2019	3,915,000	3,877,927
Chevron Corp. Senior Notes 1.69% due 02/28/2019	1,350,000	1,341,315
Chevron Corp. Senior Notes 1.79% due 11/16/2018	700,000	698,027
Chevron Corp. FRS Senior Notes 2.07% (3 ML+0.09%) due 02/28/2019	450,000	450,315
Chevron Corp. FRS Senior Notes 2.35% (3 ML+0.50%) due 05/16/2018	2,997,000	2,997,608

		9,365,192

Retail-Discount — 1.1%
Wal-Mart Stores, Inc. Senior Notes 1.75% due 10/09/2019	4,400,000	4,356,464

Total U.S. Corporate Bonds & Notes (cost $81,115,851)		80,762,719

FOREIGN CORPORATE BONDS & NOTES — 49.6%
Banks-Commercial — 22.1%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	1,750,000	1,740,060
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019	500,000	497,160
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	250,000	246,142
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.00% due 11/16/2018	750,000	747,442
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.05% due 09/23/2019	489,000	483,325
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 06/13/2019	500,000	497,531
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 12/19/2019*	4,550,000	4,511,888
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 2.60% (3 ML+0.75%) due 11/16/2018*	1,500,000	1,504,763
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,200,000	1,195,967
Bank of Montreal Senior Notes 1.80% due 07/31/2018	1,000,000	998,467
Commonwealth Bank of Australia FRS Senior Notes 2.57% (3 ML+0.79%) due 11/02/2018*	200,000	200,723
Commonwealth Bank of Australia FRS Senior Notes 3.18% (3 ML+1.06%) due 03/15/2019	1,100,000	1,108,437
Commonwealth Bank of Australia NY Senior Notes 1.75% due 11/02/2018	5,000,000	4,977,700
Commonwealth Bank of Australia NY Senior Notes 2.50% due 09/20/2018	750,000	750,445
Cooperatieve Rabobank UA Senior Notes 1.38% due 08/09/2019	1,053,000	1,032,413
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2019	6,789,000	6,773,365
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2020	1,300,000	1,283,701

Cooperatieve Rabobank UA FRS Senior Notes 2.31% (3 ML+0.51%) due 08/09/2019	2,387,000	2,399,042
Cooperatieve Rabobank UA Senior Notes 4.75% due 01/15/2020	900,000	925,281
Dexia Credit Local SA NY Government Guar. Notes 2.25% due 01/30/2019	2,750,000	2,743,152
National Australia Bank, Ltd. Senior Notes 1.38% due 07/12/2019	1,100,000	1,081,300
National Australia Bank, Ltd. Senior Notes 2.25% due 01/10/2020	500,000	493,256
National Australia Bank, Ltd. FRS Senior Notes 2.60% (3 ML+0.24%) due 07/25/2019*	1,000,000	1,000,232
National Australia Bank, Ltd. FRS Senior Notes 2.93% (3 ML+0.59%) due 01/10/2020*	1,000,000	1,005,702
National Australia Bank, Ltd. FRS Senior Notes 3.00% (3 ML+0.64%) due 07/23/2018	7,200,000	7,209,317
Nordea Bank AB Senior Notes 1.63% due 09/30/2019*	1,000,000	981,032
Nordea Bank AB Senior Notes 1.88% due 09/17/2018*	1,083,000	1,080,573
Nordea Bank AB Senior Notes 2.38% due 04/04/2019	200,000	199,333
Nordea Bank AB FRS Senior Notes 3.02% (3 ML+0.84%) due 09/17/2018	1,250,000	1,253,639
Royal Bank of Canada Senior Notes 1.63% due 04/15/2019	1,000,000	990,470
Royal Bank of Canada Senior Notes 2.13% due 03/02/2020	1,800,000	1,770,494
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	3,100,000	3,088,065
Royal Bank of Canada Senior Notes 2.15% due 03/06/2020	1,340,000	1,319,700
Royal Bank of Canada FRS Senior Notes 2.40% (3 ML + 0.38%) due 03/02/2020	923,000	925,513
Royal Bank of Canada FRS Senior Notes 2.79% (3 ML+0.45%) due 01/10/2019	4,100,000	4,110,553
Svenska Handelsbanken AB Company Guar. Notes 1.50% due 09/06/2019	700,000	686,839
Svenska Handelsbanken AB Company Guar. Notes 2.25% due 06/17/2019	2,000,000	1,987,048
Svenska Handelsbanken AB Company Guar. Notes 2.50% due 01/25/2019	3,000,000	2,996,715
Svenska Handelsbanken AB FRS Company Guar. Notes 2.52% (3 ML + 0.49%) due 09/06/2019	300,000	301,253
Svenska Handelsbanken AB FRS Company Guar. Notes 2.67% (3 ML+0.49%) due 06/17/2019	250,000	250,924
Swedbank AB Senior Notes 2.38% due 02/27/2019*	1,900,000	1,893,154
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	1,400,000	1,395,489
Toronto-Dominion Bank Senior Notes 1.90% due 10/24/2019	2,077,000	2,048,293
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	1,500,000	1,487,548
Toronto-Dominion Bank Senior Notes 2.63% due 09/10/2018	2,498,000	2,500,088
Toronto-Dominion Bank FRS Senior Notes 3.20% (3 ML+0.84%) due 01/22/2019	4,500,000	4,523,215
Westpac Banking Corp. Senior Notes 1.60% due 08/19/2019	1,330,000	1,308,926
Westpac Banking Corp. Senior Notes 1.95% due 11/23/2018	3,283,000	3,276,838
Westpac Banking Corp. FRS Senior Notes 2.17% (3 ML+0.23%) due 04/26/2019*	500,000	500,145
Westpac Banking Corp. Senior Notes 2.25% due 01/17/2019	700,000	698,704

Westpac Banking Corp. FRS Senior Notes 2.53% (3 ML+0.71%) due 05/13/2019	1,000,000	1,005,659
Westpac Banking Corp. FRS Senior Notes 2.66% (3 ML+0.74%) due 11/23/2018	2,000,000	2,007,296
Westpac Banking Corp FRS Senior Bonds 2.96% (3 ML+0.61%) due 01/17/2019	1,130,000	1,133,306

		91,127,623

Banks-Export/Import — 3.4%
Export Development Canada Senior Notes 1.00% due 09/13/2019	1,665,000	1,630,729
Export Development Canada Senior Notes 1.75% due 08/19/2019	3,300,000	3,267,135
Svensk Exportkredit AB Senior Notes 1.25% due 04/12/2019	1,500,000	1,483,155
Svensk Exportkredit AB Senior Notes 1.88% due 06/17/2019	6,700,000	6,648,759
Svensk Exportkredit AB FRS Senior Notes 2.41% (3 ML+0.10%) due 10/04/2018	1,200,000	1,200,778

		14,230,556

Banks-Special Purpose — 11.6%
Agence Francaise de Developpement Senior Notes 1.38% due 08/02/2019	600,000	590,359
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 01/28/2019	3,270,000	3,244,514
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019*	348,000	345,423
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019	4,944,000	4,907,395
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019	1,600,000	1,579,349
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019*	1,000,000	987,093
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 06/11/2019	144,000	142,915
Bank Nederlandse Gemeenten NV Senior Notes 2.50% due 02/28/2020	1,092,000	1,086,996
KFW Government Guar. Notes 1.25% due 09/30/2019	5,500,000	5,397,425
KFW Government Guar. Notes 1.50% due 09/09/2019	4,600,000	4,536,395
KFW Government Guar. Notes 1.50% due 04/20/2020	1,000,000	977,056
KFW Government Guar. Notes 4.00% due 01/27/2020	200,000	204,602
Landwirtschaftliche Rentenbank Government Guar. Notes 1.75% due 04/15/2019	500,000	496,789
Landwirtschaftliche Rentenbank Government Guar. Notes 1.88% due 01/22/2020	1,500,000	1,480,692
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 09/09/2019*	450,000	441,858
Nederlandse Waterschapsbank NV Senior Notes 1.50% due 01/23/2019*	4,200,000	4,172,019
Nederlandse Waterschapsbank NV Senior Notes 1.75% due 09/05/2019	800,000	790,564
Nederlandse Waterschapsbank NV Senior Notes 1.88% due 03/13/2019	2,000,000	1,988,990
NRW Bank Govt. Guar. Notes 1.25% due 07/29/2019	520,000	511,188
NRW Bank Government Guar. Notes 1.88% due 07/01/2019	500,000	495,670
NRW Bank Government Guar. Notes 1.88% due 01/27/2020	1,400,000	1,379,594
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 04/26/2019	2,000,000	1,973,700
Oesterreichische Kontrollbank AG Government Guar. Notes 1.63% due 03/12/2019	8,000,000	7,942,560
Oesterreichische Kontrollbank AG Government Guar. Notes 1.75% due 01/24/2020	2,206,000	2,172,160

		47,845,306

Investment Management/Advisor Services — 0.2%
CPPIB Capital, Inc. Company Guar. Notes 1.25% due 09/20/2019*	1,000,000	979,440

Oil Companies-Integrated — 4.2%
Shell International Finance BV Company Guar. Notes 1.63% due 11/10/2018	5,250,000	5,230,759
Shell International Finance BV FRS Company Guar. Notes 2.39% (3 ML+0.58%) due 11/10/2018	2,580,000	2,587,170

Shell International Finance BV Company Guar. Notes 4.30% due 09/22/2019	306,000	313,095
Statoil ASA FRS Company Guar. Notes 2.13% (3 ML+0.29%) due 05/15/2018	300,000	300,033
Statoil ASA FRS Company Guar. Notes 2.25% (3 ML+0.46%) due 11/08/2018	3,297,000	3,303,689
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	1,690,000	1,675,297
Total Capital International SA Company Guar. Notes 2.10% due 06/19/2019	1,938,000	1,926,692
Total Capital International SA Company Guar. Notes 2.13% due 01/10/2019	1,500,000	1,494,666
Total Capital International SA FRS Company Guar. Notes 2.53% (3 ML+0.35%) due 06/19/2019	300,000	301,020

		17,132,421

SupraNational Banks — 6.6%
Asian Development Bank Senior Notes 1.88% due 04/12/2019	600,000	596,843
Council of Europe Development Bank Senior Notes 1.50% due 05/17/2019	8,000,000	7,919,853
Council of Europe Development Bank Senior Notes 1.88% due 01/27/2020	3,000,000	2,961,311
European Investment Bank Senior Notes 1.13% due 08/15/2019	1,300,000	1,277,323
European Investment Bank Senior Notes 1.25% due 05/15/2019	5,000,000	4,938,890
European Investment Bank Senior Notes 1.25% due 12/16/2019	1,000,000	978,873
European Investment Bank Senior Notes 1.63% due 03/16/2020	2,039,000	2,001,597
European Investment Bank Senior Notes 2.13% due 03/15/2019	700,000	698,375
Inter-American Development Bank Senior Notes 1.13% due 09/12/2019	2,574,000	2,526,618
International Bank for Reconstruction & Development Senior Notes 0.88% due 08/15/2019	1,000,000	979,696
International Bank for Reconstruction & Development Senior Notes 1.88% due 10/07/2019	2,506,000	2,483,313

		27,362,692

Winding-Up Agency — 1.5%
FMS Wertmanagement Government Guar. Notes 1.00% due 08/16/2019	4,049,000	3,970,429
FMS Wertmanagement Government Guar. Notes 1.75% due 01/24/2020	500,000	492,485
FMS Wertmanagement Government Guar. Notes 2.25% due 02/03/2020	1,600,000	1,587,680

		6,050,594

Total Foreign Corporate Bonds & Notes (cost $205,914,563)		204,728,632

FOREIGN GOVERNMENT OBLIGATIONS — 18.5%
Banks-Special Purpose — 0.1%
Agence Francaise de Developpement Senior Notes 1.63% due 01/21/2020	590,000	578,305

Regional Agencies — 7.9%
Kommunalbanken AS Senior Notes 2.13% due 03/15/2019	6,350,000	6,330,188
Kommunekredit Senior Notes 1.13% due 08/23/2019	3,500,000	3,433,976
Kommunekredit Senior Notes 1.75% due 01/10/2020	2,000,000	1,970,880
Kommuninvest I Sverige AB Government Guar. Notes 1.13% due 10/09/2018	2,255,000	2,243,463
Kommuninvest I Sverige AB Govt. Guar. Notes 1.75% due 03/19/2020	2,056,000	2,020,505
Kommuninvest I Sverige AB Government Guar. Notes 2.00% due 11/12/2019	4,850,000	4,804,265
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018*	2,500,000	2,490,935
Municipality Finance PLC Government Guar. Bonds 1.25% due 09/10/2018	737,000	734,328
Municipality Finance PLC Government Guar. Notes 1.25% due 04/18/2019	1,700,000	1,679,345
Municipality Finance PLC Govt. Guar. Notes 1.50% due 03/23/2020	1,268,000	1,239,992
Municipality Finance PLC Government Guar. Notes 1.75% due 05/21/2019	5,850,000	5,802,007

		32,749,884

Regional Authority — 5.8%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	4,200,000	4,145,400
Province of Manitoba, Canada Notes 1.75% due 05/30/2019	882,000	874,020
Province of Ontario, Canada Senior Notes 1.25% due 06/17/2019	500,000	492,726
Province of Ontario, Canada Senior Notes 1.63% due 01/18/2019	967,000	961,312
Province of Ontario Canada Senior Notes 2.00% due 01/30/2019	2,800,000	2,790,719
Province of Ontario Canada Senior Notes 4.00% due 10/07/2019	621,000	632,648
Province of Ontario, Canada Senior Notes 4.40% due 04/14/2020	2,000,000	2,060,880
Province of Quebec, Canada FRS Senior Notes 2.64% (3 ML+0.28%) due 07/21/2019	2,709,000	2,715,950
State of North Rhine-Westphalia Germany Senior Notes 1.25% due 09/16/2019	3,000,000	2,942,898
State of North Rhine-Westphalia Germany Senior Notes 1.38% due 01/30/2019	900,000	892,212
State of North Rhine-Westphalia Germany Senior Notes 1.63% due 07/25/2019	1,800,000	1,778,366
State of North Rhine-Westphalia Germany Senior Notes 1.63% due 01/22/2020	3,000,000	2,943,303
State of North Rhine-Westphalia Germany Senior Notes 1.88% due 06/17/2019	500,000	496,008

		23,726,442

Sovereign Agency — 4.4%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019*	5,128,000	5,090,999
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019	1,200,000	1,191,588
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019*	800,000	790,310
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019	1,315,000	1,299,073
Export Development Canada Senior Notes 2.30% due 02/10/2020*	7,000,000	6,957,225
Kommunalbanken AS Senior Bonds 1.50% due 09/09/2019	1,000,000	985,602
Kommunalbanken AS Senior Bonds 1.50% due 10/22/2019	300,000	295,128
Kommunalbanken AS Senior Notes 1.75% due 05/28/2019	1,648,000	1,634,312

		18,244,237

SupraNational Banks — 0.2%
European Bank for Reconstruction & Development Senior Notes 1.75% due 11/26/2019	600,000	592,548

Winding-Up Agency — 0.1%
Erste Abwicklungsanstalt Bonds 1.38% due 10/30/2019	600,000	588,403

Total Foreign Government Obligations (cost $77,010,432)		76,479,819

U.S. GOVERNMENT AGENCIES — 6.9%
Federal Home Loan Bank — 4.0%
1.50% due 10/21/2019	3,900,000	3,846,348
2.00% due 09/13/2019	1,400,000	1,392,073
2.13% due 02/11/2020	1,300,000	1,291,131
2.38% due 03/30/2020	4,000,000	3,989,288
4.13% due 03/13/2020	5,800,000	5,965,173

		16,484,013

Federal Home Loan Mtg. Corp. — 1.8%
1.25% due 10/02/2019	7,558,000	7,432,771

Federal National Mtg. Assoc. — 1.1%
1.00% due 10/24/2019	3,000,000	2,936,481
1.75% due 09/12/2019	1,500,000	1,486,808

		4,423,289

Total U.S. Government Agencies (cost $28,522,099)		28,340,073

U.S. GOVERNMENT TREASURIES — 2.4%
United States Treasury Notes — 2.4%
1.25% due 01/31/2020	2,000,000	1,958,750
1.25% due 02/29/2020	4,500,000	4,401,211
1.38% due 02/15/2020	800,000	784,625
1.38% due 03/31/2020	1,000,000	979,258
1.63% due 03/15/2020	600,000	590,672
1.88% due 12/31/2019	1,100,000	1,089,859

Total U.S. Government Treasuries (cost $9,846,828)		9,804,375

Total Long-Term Investment Securities (cost $402,409,773)		400,115,618

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Certificates of Deposit — 2.7%
Bank of Nova Scotia FRS 2.36% (3 ML+0.38%) due 02/28/2019	2,000,000	2,003,260
Nordea Bank AB NY FRS 2.37% (3 ML+0.34%) due 03/07/2019	2,000,000	2,002,000
Nordea Bank AB NY FRS 2.62% (3 ML+0.28%) due 04/10/2019	2,000,000	2,001,100
Svenska Handelsbanken NY FRS 2.21% (3 ML+0.40%) due 02/12/2019	3,000,000	3,005,790
Svenska Handelsbanken NY FRS 2.52% (3 ML+0.21%) due 01/03/2019	1,000,000	1,000,390
Svenska Handelsbanken NY FRS 2.58% (3 ML + 0.22%) due 01/22/2020	1,000,000	997,810

		11,010,350

Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(1)	3,092,066	3,092,066

Total Short-Term Investment Securities (cost $14,090,886)		14,102,416

TOTAL INVESTMENTS (cost $416,500,659)	100.3%	414,218,034
Liabilities in excess of other assets	(0.3)	(1,062,853)

NET ASSETS	100.0%	$413,155,181

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $43,790,001 representing 10.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of April 30, 2018.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML – 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$80,762,719	$—	$80,762,719
Foreign Corporate Bonds & Notes	—	204,728,632	—	204,728,632
Foreign Government Obligations	—	76,479,819	—	76,479,819
U.S. Government Agencies	—	28,340,073	—	28,340,073
U.S. Government Treasuries	—	9,804,375	—	9,804,375
Short-Term Investment Securities:
Registered Investment Companies	3,092,066	—	—	3,092,066
Certificates of Deposit	—	11,010,350	—	11,010,350

Total Investments at Value	$3,092,066	$411,125,968	$—	$414,218,034

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.6%
Advertising Agencies — 3.3%
Omnicom Group, Inc.	155,455	$11,450,815

Aerospace/Defense — 3.1%
Lockheed Martin Corp.	33,329	10,693,276

Aerospace/Defense-Equipment — 3.2%
United Technologies Corp.	89,927	10,804,729

Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.	258,605	11,174,322

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	331,067	10,392,193

Commercial Services-Finance — 3.4%
Automatic Data Processing, Inc.	98,084	11,581,759

Computer Services — 3.1%
International Business Machines Corp.	73,875	10,708,920

Consumer Products-Misc. — 2.9%
Clorox Co.	85,933	10,071,348

Cosmetics & Toiletries — 3.0%
Procter & Gamble Co.	142,592	10,315,105

Data Processing/Management — 3.3%
Paychex, Inc.	183,917	11,139,853

Distribution/Wholesale — 3.1%
Fastenal Co.	209,051	10,450,460

Diversified Manufacturing Operations — 6.4%
3M Co.	52,398	10,185,647
General Electric Co.	846,795	11,914,406

		22,100,053

Electric Products-Misc. — 3.2%
Emerson Electric Co.	167,038	11,092,994

Food-Confectionery — 3.1%
Hershey Co.	113,965	10,477,942

Food-Meat Products — 3.5%
Hormel Foods Corp.	330,274	11,972,433

Food-Misc./Diversified — 3.2%
General Mills, Inc.	251,156	10,985,563

Industrial Gases — 3.5%
Praxair, Inc.	78,202	11,927,369

Medical-Drugs — 6.9%
Merck & Co., Inc.	207,127	12,193,566
Pfizer, Inc.	316,349	11,581,537

		23,775,103

Networking Products — 3.5%
Cisco Systems, Inc.	270,100	11,962,729

Oil Companies-Integrated — 7.0%
Chevron Corp.	98,699	12,348,232
Exxon Mobil Corp.	151,681	11,793,198

		24,141,430

Pharmacy Services — 3.7%
CVS Health Corp.	181,228	12,655,151

Retail-Apparel/Shoe — 3.1%
Gap, Inc.	361,149	10,559,997

Retail-Auto Parts — 3.3%
Genuine Parts Co.	127,539	11,264,245

Retail-Building Products — 3.5%
Home Depot, Inc.	64,200	11,864,160

Retail-Restaurants — 3.4%
McDonald’s Corp.	70,535	11,810,380

Telephone-Integrated — 3.4%
Verizon Communications, Inc.	234,272	11,561,323

Tools-Hand Held — 3.2%
Snap-on, Inc.	76,261	11,076,910

TOTAL INVESTMENTS (cost $331,073,101)	98.6%	338,010,562
Other assets less liabilities	1.4	4,811,494

NET ASSETS	100.0%	$342,822,056

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$338,010,562	$—	$—	$338,010,562

Total Investments at Value	$338,010,562	$—	$—	$338,010,562

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 82.5%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,233,036

Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	990,521
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	251,465
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,002,719
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,735,400

		5,980,105

Advertising Sales — 0.1%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	300,000	303,195
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	800,000	820,000

		1,123,195

Aerospace/Defense — 1.0%
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,266,000
Arconic, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,661,875
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,403,542
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,046,122
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,158,328
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	739,871

		15,275,738

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	326,625
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	450,000	455,625
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	375,000	376,875
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,500,000	1,525,312
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,271,875

		3,956,312

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,058,809

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	995,097

Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	350,000	336,000

Applications Software — 0.1%
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	879,000	883,395
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	1,125,000	1,123,594
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024	175,000	178,937

		2,185,926

Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	775,000	751,750

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,673,999
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	555,515
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,542,359
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,023,242
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,071,145
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,728,342
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,712,647
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,458,538

		19,765,787

Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	475,000	483,313

Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	900,000	976,500

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,275,000	1,268,242
TI Group Automotive Systems LLC Company Guar. Notes 8.75% due 07/15/2023*	514,000	539,700

		1,807,942

Banks-Commercial — 2.1%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,728,934
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,439,492
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	2,985,504
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,526,215
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,300,570
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,522,021
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,007,796
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	738,896
Manufacturers & Traders Trust Co. FRS Sub. Notes 2.65% (3 ML + 0.64%) due 12/01/2021	2,860,000	2,850,076
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	353,411
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,635,153
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,372,991
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,299,627

		32,760,686

Banks-Super Regional — 1.8%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	578,940
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,650,932
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,258,491
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,542,957
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,334,322
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,934,134
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,406,534
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	6,300,000	6,008,410
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	4,740,728
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,362,646

		27,818,094

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	634,899
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,545,471
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,524,951

		5,705,321

Brewery — 1.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,000,000	4,959,711
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	10,050,000	9,825,877
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,392,479
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	840,000	763,746

		18,941,813

Broadcast Services/Program — 0.7%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	76,500
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	1,150,000	1,177,312
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	6,800,000	6,459,111
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021†(7)	1,375,000	1,096,563

Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	825,000	812,625
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	745,844

		10,367,955

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,590,451
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	700,313
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	475,000	475,000

		2,765,764

Building & Construction-Misc. — 0.1%
Pisces Midco, Inc. Senior Sec. Notes 8.00% due 04/15/2026*	925,000	925,278

Building Products-Air & Heating — 0.2%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	2,990,000	2,861,823

Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	150,000	143,625
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	75,000	70,688

		214,313

Building Products-Wood — 0.8%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,157,031
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,164,166
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,228,097
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	599,903

		13,149,197

Cable/Satellite TV — 2.6%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	825,000	826,031
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	366,563
Altice US Finance II Corp. Senior Notes 7.75% due 07/15/2025*	1,075,000	1,128,750
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,083,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	946,465
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	875,000	819,849
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	837,891
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	835,656
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	486,850
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	302,820
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	900,000	893,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	700,000	709,730
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,368,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,500,000	1,484,746
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 7.50% due 04/01/2028*	250,000	253,438
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,387,769
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,534,998
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,457,005
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,428,936

Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,462,887
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	750,000	702,656
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,127,765
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	902,344
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	475,000	526,656
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	259,875
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,275,000	1,172,681
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,600,000	1,362,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	250,000	227,344
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	847,562
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,337,378
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	511,555
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,283,271
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 06/15/2039	690,000	778,206

		40,654,927

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	183,220
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,575,000	1,653,750
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	575,000	544,094
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	680,062
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	750,000	832,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,200,000	2,200,000
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	900,000	861,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	875,000	838,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	550,000	532,290

		8,326,572

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	793,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,050,000	1,013,250

		1,806,250

Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,750,000	1,813,437
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	975,000	1,026,188
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	600,000	632,250
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,600,000	1,716,000
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,250,000	1,276,562
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	700,000	673,750
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	500,000	481,150
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	207,250
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	654,688
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,275,384

		9,756,659

Chemicals-Diversified — 0.2%
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,510,309
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,550,000	1,455,062

		2,965,371

Chemicals-Specialty — 0.5%
Albemarle Corp. Senior Notes 4.15% due 12/01/2024	1,465,000	1,488,465
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	1,985,000	2,100,715
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,325,000	3,408,125
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	175,000	173,250
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	317,250
Versum Materials, Inc. Company Guar. Notes 5.50% due 09/30/2024*	350,000	357,770

		7,845,575

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	850,000	833,000

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	150,000	158,063
Peabody Energy Corp. Senior Sec. Notes 6.00% due 03/31/2022*	175,000	179,760
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	575,000	599,437

		937,260

Coatings/Paint — 0.3%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,857,484
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	1,953,111
Sherwin-Williams Co. Senior Notes 4.40% due 02/01/2045	1,415,000	1,360,534

		5,171,129

Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,250,000	2,267,100
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	950,000	925,300
ServiceMaster Co. LLC Senior Notes 7.45% due 08/15/2027	275,000	293,906

		3,486,306

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,472,554
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,306,277
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	947,226
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,161,087
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,146,306
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	722,783

		9,756,233

Computer Services — 0.1%
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	835,865

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	2,025,000	2,052,844

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,057,452
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,775,000	1,890,375
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	2,998,207
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,681,964

		8,627,998

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	620,312
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	280,198
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	950,000	983,250

		1,883,760

Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	475,000	476,045
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	248,325
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,102,219
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,332,403

		6,158,992

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,904,750
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,100,000	1,105,500
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,075,000	1,073,979
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	400,000	406,000

		4,490,229

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	1,175,000	1,180,875
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,625,000	2,694,431
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	750,000	748,125
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	100,000	102,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	400,000	419,000

		5,144,681

Containers-Paper/Plastic — 1.6%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	300,000	301,875
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,897,416
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	575,000	554,875
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	2,650,000	2,663,250
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	225,000	209,813
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,802,500
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,698,019
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,267,645
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	941,118
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	416,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,477,889	1,488,973
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,301,563
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	707,695
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	406,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	486,875
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,657,142
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	871,262
WestRock Co. Company Guar. Notes 4.00% due 03/15/2028*	3,260,000	3,206,399
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	749,467
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	75,000	74,917

		24,703,054

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,025,000	2,004,750

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,767,801
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,263,309
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	545,887
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	300,000	305,940
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,950,000	3,999,375

First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	450,000	470,871
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,243,716

		14,596,899

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	800,000	835,760

Diagnostic Equipment — 0.5%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	452,250
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,225,000	1,240,312
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	3,925,000	3,885,750
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	1,889,427

		7,467,739

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	121,094

Direct Marketing — 0.1%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,550,000	922,250

Disposable Medical Products — 0.2%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,525,000	2,525,000

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	450,000	455,062
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	231,964
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	850,000	892,500
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	226,339

		1,805,865

Diversified Banking Institutions — 7.4%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	9,100,000	8,892,162
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,325,535
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	2,860,709
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,089,917
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	979,620
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,393,184
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,459,389
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,110,862
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,154,026
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	5,895,227
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,291,004
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,055,356
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,150,210
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,671,069
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,591,253
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	3,634,389
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,071,752
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,119,502
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,304,635
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	1,963,355
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,478,554
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	5,670,000	5,370,754
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,357,360
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,587,924
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	1,922,287

Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	7,927,590
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,026,496
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,072,774
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,074,409
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,251,573

		117,082,877

Diversified Manufacturing Operations — 0.6%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	2,000,000	1,958,853
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	888,720
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	400,000	407,000
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,026,913
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	892,685
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	1,992,523

		9,166,694

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*	4,560,000	4,377,435

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,524,720
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	981,007
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	450,000	441,000
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	527,500

		6,474,227

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,464,861
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,030,000
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	252,500

		4,747,361

Electric-Distribution — 0.4%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	2,952,925
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,404,886
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,128,112

		6,485,923

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,178,005
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	1,873,557

		3,051,562

Electric-Integrated — 3.0%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,434,444
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,828,112
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	2,929,985
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,373,603
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,456,660
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	569,986
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,640,519
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,794,272
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	138,806
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,177,112
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,489,081
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,017,197
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	506,545

Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,031,330
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,829,300
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,080,873
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	2,989,963
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,060,456
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,514,434
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	603,335
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,272,219
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	737,016
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,651,009
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	828,523

		47,954,780

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,140,725

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,284,478
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,413,164

		4,697,642

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,257,526

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,075,902
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,252,508

		7,328,410

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,723,477

Electronic Security Devices — 0.3%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,178,652

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021	1,475,000	1,552,437
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	95,500
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	925,000	860,250
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	525,000	560,438

		3,068,625

Engineering/R&D Services — 0.1%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024	775,000	806,000

Enterprise Software/Service — 0.7%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,100,000	2,094,750
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(5)	2,325,000	2,342,437
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,225,000	2,258,375
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,350,000	1,350,000
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	1,400,000	1,295,000
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	1,225,000	1,289,313

		10,629,875

Finance-Auto Loans — 0.2%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	550,000	562,375
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,850,000	1,912,437

		2,474,812

Finance-Commercial — 0.2%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(3)	2,400,000	2,497,661

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,494,500
Navient Corp. Senior Notes 7.25% due 09/25/2023	625,000	653,125

SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	246,175
SLM Corp. Senior Notes 6.13% due 03/25/2024	1,025,000	1,026,281

		3,420,081

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	3,550,000	3,477,364
Capital One Bank NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,646,223
Capital One Bank NA Sub. Notes 3.38% due 02/15/2023	6,100,000	5,919,955
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,180,406
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,374,010

		17,597,958

Finance-Investment Banker/Broker — 1.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,323,228
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,468,859
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,205,434
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,249,508
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,345,494
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,534,984
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	857,115
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,640,574

		19,625,196

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	410,625
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,229,500

		2,640,125

Finance-Other Services — 0.4%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	2,894,274
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,198,928
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,075,000	2,054,250
Vantiv LLC/Vanity Issuer Corp. Senior Notes 4.38% due 11/15/2025*	200,000	191,000

		6,338,452

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	204,688

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,052,690

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	266,750
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	327,031
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	700,000	681,625
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	1,075,000	1,093,813

		2,369,219

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	800,000	750,000
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	625,000	614,062
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	500,000	477,500
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,153,910

		3,995,472

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	1,680,000	1,600,132
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	750,000	731,996
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,471,858
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,293,297
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,324,265

		6,421,548

Food-Misc./Diversified — 1.1%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	675,000	617,625
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,037,337
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	1,100,000	1,134,375
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,230,108
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,354,271
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,528,220
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,816,493
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	625,000	619,531
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	6,055,000	5,728,744

		18,066,704

Food-Retail — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,225,000	1,067,281
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	1,025,000	954,531
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	2,986,040
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,210,981
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,161,428

		7,380,261

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,424,500

Funeral Services & Related Items — 0.0%
Matthews International Corp. Company Guar. Notes 5.25% due 12/01/2025*	450,000	441,000

Gambling (Non-Hotel) — 0.3%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,275,000	2,172,625
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,300,000	1,300,000
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	1,275,000	1,332,375

		4,805,000

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 5.25% due 12/15/2026	100,000	97,750

Gas-Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	250,000	245,625
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	450,000	447,750
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	300,000	288,750
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,350,000	1,339,875
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	241,148
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,757,379
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,943,260
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	1,350,000	1,297,425
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	923,049
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,028,647

		11,512,908

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	877,103

Home Decoration Products — 0.2%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	3,500,000	3,436,737

Hotels/Motels — 0.8%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,472,000

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,351,217
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	192,190
Hilton Domestic Operating Co., Inc. Senior Notes 5.13% due 05/01/2026*	900,000	900,000
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,341,657
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	625,000	629,688

		11,886,752

Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,775,000	2,414,250

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	95,688
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	191,750
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,041,660
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	326,828
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*	325,000	321,750
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,731,531
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	591,531
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	239,938

		5,540,676

Insurance Brokers — 0.4%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(5)	1,000,000	1,003,000
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	1,575,000	1,576,969
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,700,000	2,813,940
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	1,575,000	1,575,000

		6,968,909

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	3,966,263
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,357,813
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,948,812
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,856,233
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,346,086
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,175,854
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,675,770
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,832,621
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,067,551
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,810,897
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,083,328

		23,121,228

Insurance-Multi-line — 0.6%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	1,325,000	1,252,390
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	602,148
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,872,087
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,531,996

		9,258,621

Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,190,821
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	711,092
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	603,199
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,565,666
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	564,628

		6,635,406

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,820,954

Internet Security — 0.0%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	275,000	276,260

Investment Management/Advisor Services — 0.5%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,103,801
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,343,134
FMR LLC Notes 7.49% due 06/15/2019*	400,000	419,336
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,896,334
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	917,022
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,475,000	1,445,500

		8,125,127

Linen Supply & Related Items — 0.2%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,083,936

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,750,000	2,891,772

Machinery-General Industrial — 0.5%
JPW Industries Holding Corp. Senior Sec. Notes 9.00% due 10/01/2024*	525,000	552,562
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	302,102
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,201,558
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,499,467
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	2,385,000	2,225,492

		7,781,181

Machinery-Pumps — 0.0%
Apergy Corp. Senior Notes 6.38% due 05/01/2026*	150,000	152,250

Medical Information Systems — 0.0%
IMS Health, Inc. Company Guar. Notes 5.00% due 10/15/2026*	725,000	715,031

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	119,375
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	98,600
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	913,500

		1,131,475

Medical Labs & Testing Services — 0.2%
Charles River Laboratories International, Inc. Senior Notes 5.50% due 04/01/2026*	300,000	305,160
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(5)	525,000	531,563
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	754,868
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,000,000	982,500

		2,574,091

Medical Products — 1.2%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	6,450,000	6,360,239
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,138,034
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	2,865,394
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,584,674
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,950,000	3,883,157
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	375,000	360,937
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,546,022

		19,738,457

Medical-Biomedical/Gene — 1.4%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,468,162
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,551,013
Celgene Corp. Senior Notes 3.90% due 02/20/2028	5,600,000	5,408,212

Celgene Corp. Senior Notes 5.00% due 08/15/2045	5,530,000	5,552,508
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	4,730,000	4,422,317
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(5)	1,225,000	1,234,188

		21,636,400

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,552,731
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,438,079
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,673,934
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	699,767
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.25% due 04/01/2026*	225,000	229,500

		10,594,011

Medical-HMO — 0.8%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	872,523
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,775,000	2,830,500
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(5)	1,150,000	1,167,250
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	995,553
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	2,863,717
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,279,625
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,666,755

		12,675,923

Medical-Hospitals — 1.3%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	555,665
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,423,125
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	425,000	391,531
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	875,000	798,437
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,325,000	719,210
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,250,000	1,234,375
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	1,525,000	1,586,000
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	675,000	646,312
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,400,000	2,427,000
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,544,062
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	350,000	351,750
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,975,000	1,965,125
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,341,562
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	175,000	175,438
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	617,188
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	1,300,000	1,228,500
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	800,000	788,000
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	375,000	361,913
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,250,000	1,228,906
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	250,000	263,438
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	275,000	286,344
THC Escrow Corp. III Sec. Notes 5.13% due 05/01/2025*	850,000	826,625
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	425,000	417,563

		21,178,069

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,843,187

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,575,000	1,744,312

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	1,450,000	1,402,991

Metal Products-Distribution — 0.6%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,709,773
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,075,731
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	4,814,942

		9,600,446

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,475,000	1,414,156
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,650,000	1,522,125
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,752,205
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,147,855

		5,836,341

Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	996,688
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,149,095
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,249,781
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,634,952
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,145,788
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,377,436

		9,553,740

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	900,000	974,250
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	150,000	147,000
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	350,000	351,750

		1,473,000

Non-Hazardous Waste Disposal — 0.0%
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	425,000	418,625

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	1,375,000	1,424,005
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	842,852

		2,266,857

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,150,500
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	705,250
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,524,750

		4,380,500

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,427,273
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	575,000	572,844
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	125,000	125,625
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	475,000	480,486
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	1,025,000	1,101,875
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	589,375
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	815,000	831,300
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	333,125
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	141,000	142,410
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	589,880
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	575,000	530,437

Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	345,000	365,700
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	250,000	242,375
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	825,000	794,062
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,291,883
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	475,000	480,937
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,400,000	1,382,500
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	350,000	354,375
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	75,000	75,375
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	400,000	402,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	675,000	698,625
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	522,500
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	431,861
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	250,000	240,063
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	250,000	251,250
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,021,084
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	300,000	301,125
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	450,000	454,500
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	304,500
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,169,135
Oasis Petroleum, Inc. Senior Notes 6.25% due 05/01/2026*	950,000	950,000
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	550,000	563,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	550,000	566,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	200,000	199,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	275,000	275,688
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	500,000	506,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	209,000
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026*	475,000	478,562
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	205,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	550,000	536,250
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	275,000	263,313
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	200,000	185,125
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	700,000	673,400
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	75,000	76,875
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025	250,000	258,125
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	500,000	521,250
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	265,375
SM Energy Co. Senior Notes 6.50% due 01/01/2023	425,000	426,063
SM Energy Co. Senior Notes 6.75% due 09/15/2026	525,000	534,187
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/2022	400,000	389,000
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	175,000	179,813

Southwestern Energy Co. Company Guar. Notes 7.75% due 10/01/2027	925,000	955,062
SRC Energy, Inc. Senior Notes 6.25% due 12/01/2025*	800,000	808,000
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	128,625
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	700,000	466,813
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	825,000	848,719
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026*	275,000	281,875
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	475,000	478,562
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	91,000	94,868
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	350,000	397,250

		37,231,280

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,454,778
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,316,537
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	596,764
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	822,248

		6,190,327

Oil Refining & Marketing — 0.7%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,700,000	1,734,000
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,817,432
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	876,167
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,577,280
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.88% due 01/15/2023*	75,000	73,835
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	275,000	265,375
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028*	425,000	412,781
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,046,293
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,989,512

		10,792,675

Oil-Field Services — 0.2%
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	575,000	585,062
SESI LLC Company Guar. Notes 7.75% due 09/15/2024*	1,225,000	1,267,875
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	650,000	663,000
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	200,000	155,000

		2,670,937

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	492,187
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,020,625
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	3,854,631
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013† (1)(2)(3)(4)	250,000	25

		5,367,468

Pharmacy Services — 0.8%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,565,255
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	3,961,215
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,095,151
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	2,783,557
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,313,915
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	390,155	400,416

		13,119,509

Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	175,000	173,688

Pipelines — 3.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	850,000	826,810
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	1,119,375
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(3)	375,000	366,563
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	500,000	487,500
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	950,000	979,412
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	550,000	601,568
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	1,575,000	1,539,562
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	625,000	610,937
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,082,749
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,428,028
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	1,725,000	1,761,656
Energy Transfer Partners LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,329,619
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	2,741,868
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,271,783
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	729,533
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,400,000	1,403,500
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,610,468
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,689,631
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	634,993
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,262,140
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,046,318
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,301,047
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,373,425
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,380,467
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,624,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	810,883
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028*	725,000	670,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	250,000	242,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	149,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	598,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026*	375,000	372,262
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,205,099
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	186,000	194,138
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	350,000	372,750
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,437,432
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	475,000	472,625
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,866,590
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,816,630

		58,413,298

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,000,000	985,000

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,082,813

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	478,750

Radio — 0.4%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	850,000	862,750
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	900,000	882,000
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*(3)	975,000	926,250
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,293,500
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	908,812
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,233,240

		6,106,552

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,103,559
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,035,081
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,091,569
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,513,942
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,621,755
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,391,703
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	393,619
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,381,511
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,499,225
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,877,709
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,551,122
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	201,659
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,843,032
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,270,527
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,738,349
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	483,758
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,645,001
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	275,000	280,506
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,141,514
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,556,229
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,345,303
Plum Creek Timberlands LP Senior Notes 4.70% due 03/15/2021	1,200,000	1,241,927
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,237,895
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	425,000	426,063
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,334,404
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	958,322
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,057,263
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	1,987,607
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	493,523

UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	731,292
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,908,961

		55,343,930

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	470,000	470,000

Rental Auto/Equipment — 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	1,000,000	1,010,000
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	724,178
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,550,500
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	475,000	397,813
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	325,000	331,094
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,075,000	1,018,563
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	525,000	538,125
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	422,875
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	417,000

		9,410,148

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,475,000	3,518,437

Resorts/Theme Parks — 0.2%
Boyne USA, Inc. Sec. Notes 7.25% due 05/01/2025*	150,000	154,920
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	475,000	464,170
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,950,000	1,935,375

		2,554,465

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	863,008
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,839,740
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	907,886
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,768,100
O’Reilly Automotive, Inc. Senior Notes 3.55% due 03/15/2026	680,000	654,336
O’Reilly Automotive, Inc. Senior Notes 3.85% due 06/15/2023	800,000	810,097

		9,843,167

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,917,855

Retail-Building Products — 0.4%
Beacon Escrow Corp. Company Guar. Notes 4.88% due 11/01/2025*	375,000	354,375
Home Depot, Inc. Senior Notes 2.80% due 09/14/2027	3,600,000	3,357,359
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,904,774

		5,616,508

Retail-Discount — 0.3%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,473,879
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,030,809
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,618,099

		5,122,787

Retail-Drug Store — 0.1%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	950,000	963,063

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,325,000	1,341,562

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	1,325,000	1,295,187

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	1,650,000	957,000
PetSmart, Inc. Company Guar. Notes 8.88% due 06/01/2025*	300,000	173,250

		1,130,250

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,250,000	1,196,875

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	895,375
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,010,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	240,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,150,000	1,089,625

		4,432,500

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	900,000	859,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	100,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	450,000	452,250

		1,411,750

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	425,000	397,906
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	595,313

		993,219

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,108,000	1,121,850

Schools — 0.1%
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,009,497

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,834,333

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	1,050,000	1,013,250

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027*	2,470,000	2,337,213

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,252,373

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,625,000	1,685,937

Special Purpose Entities — 0.2%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	770,519	865,412
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,540,000	1,696,068

		2,561,480

Specified Purpose Acquisitions — 0.1%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	1,000,000	980,000

Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	482,501
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	4,592,460
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,567,622

		6,642,583

Steel-Producers — 0.9%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,915,022
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,678,930
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	6,952,725
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	456,750
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	650,000	667,875

		13,671,302

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	1,400,000	1,438,500

Telephone-Integrated — 2.6%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,950,613
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,428,402
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,449,745

AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,536,385
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,297,544
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,491,126
AT&T, Inc. Senior Notes 5.30% due 08/15/2058*	2,750,000	2,732,736
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,011,811
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,200,000	1,224,000
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	7,467,585
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	2,950,051
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	4,720,584

		40,260,582

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	825,000	783,750
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,050,813
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,521,637
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	262,281
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,227,187
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,104,563
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	231,875
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,150,000	1,138,500
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,333,125
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	700,000	712,250
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	696,938
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,675,000	1,695,937

		12,758,856

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	225,000	224,438

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	243,765
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	4,270,000	3,994,993
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047*	5,625,000	5,355,015

		9,593,773

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,390,311

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,450,000	1,613,125

Transport-Rail — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	52,568	54,670
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	2,900,584
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,653,397
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,857,044
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	2,706,965
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	498,007

		10,670,667

Transport-Services — 0.2%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,569,170
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	1,990,831

		3,560,001

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	450,000	454,365

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,385,946
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,096,764

		5,482,710

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,543,521
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,291,106

		3,834,627

Water Treatment Systems — 0.0%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	525,000	514,500

Web Hosting/Design — 0.0%
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027	425,000	407,469

Total U.S. Corporate Bonds & Notes (cost $1,300,082,984)		1,298,019,117

FOREIGN CORPORATE BONDS & NOTES — 14.8%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	425,000	443,063

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,191,126
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,377,924
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,771,168

		7,340,218

Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,276,075
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,056,015

		7,332,090

Auto/Truck Parts & Equipment-Original — 0.3%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,050,000	981,750
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	125,000	126,875
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,125,000	1,167,187
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(5)	250,000	245,625
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(5)	1,750,000	1,675,625

		4,197,062

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,184,057

Brewery — 0.2%
Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	2,902,458

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	752,197
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	7,867,808

		8,620,005

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	650,000	669,500

Cable/Satellite TV — 1.2%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	1,892,625
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,872,045
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,284,563
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	525,000	500,063
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,875,000	2,785,156
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	1,862,250
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,706,250
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	568,500
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	343,000
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	750,000	714,375
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	385,000

Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	425,250
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	677,875
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,150,000	1,083,875

		19,100,827

Chemicals-Specialty — 0.1%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,250,000	1,265,625

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	475,000	467,875

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(5)	1,400,000	1,431,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	700,000	712,257
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	575,000	581,469
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,900,000	2,004,500

		4,729,726

Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	625,000	604,688

Diversified Banking Institutions — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,649,822

Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,352,104
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,266,981

		11,619,085

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	425,000	443,063
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	875,000	929,687
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	350,000	390,688

		1,763,438

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,083,314

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	2,824,467
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,593,101

		4,417,568

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,146,441

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,485,544
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	980,000	978,764
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,730,791
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	2,953,460

		8,148,559

Electronic Components-Misc. — 0.1%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	1,989,091

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	363,860

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,404,545

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,258,396
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,612,753

		3,871,149

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	2,923,446

Food-Dairy Products — 0.2%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	2,759,098

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,024,821

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	634,839
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	780,000
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,305,765

		3,720,604

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	1,075,000	1,096,500

Insurance Brokers — 0.1%
KIRS Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	1,150,000	1,184,500

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	795,447

Machinery-Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	2,730,000	2,611,507

Machinery-Pumps — 0.1%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	850,000	846,813

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 3.35% due 04/01/2027	1,820,000	1,769,984

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,075,000	764,927
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,750,000	1,315,781
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	567,313

		2,648,021

Medical-Drugs — 1.6%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	2,957,045
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	2,911,936
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	800,250
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,525,000	1,071,313
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,084,209
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,920,000	2,661,412
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,470,906
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,385,904
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	750,000	676,875
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	373,125
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	500,000	483,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,194,375
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	3,125,000	2,818,656
Valeant Pharmaceuticals International, Inc.* Senior Sec. Notes 6.50% due 03/15/2022	150,000	155,625
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	474,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	800,000	813,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	550,000	556,875

		25,890,006

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	855,324
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	948,538

		1,803,862

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	312,750
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	600,000	636,000

		948,750

Oil & Gas Drilling — 0.1%
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	300,000	303,000
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	800,000	833,000
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*	425,000	431,375

		1,567,375

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,107,136
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,568,018
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,865,378

		9,540,532

Oil Companies-Integrated — 1.8%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,688,553
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,394,127
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,836,417
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,185,003
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,923,606
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	570,400
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,070,000	7,296,240
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,660,000
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,055,812
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,443,091
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,002,251

		29,055,500

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(3)	500,000	624,063

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	490,625
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	925,000	869,500

		1,360,125

Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,450,000	2,357,366

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,375,000	1,155,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	100,000	97,625
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,700,000	1,608,625
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	800,000	845,000
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	343,437

		4,049,687

Security Services — 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,150,000	1,201,405

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	200,000	207,500

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,332,000

Steel-Producers — 0.2%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,703,911

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	856,961
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,055,330

		1,912,291

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	2,893,539

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,564,653
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,594,588
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,644,420
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,984,812

		7,788,473

Transport-Equipment & Leasing — 0.2%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	75,000	74,813
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	250,000	239,375
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	175,000	173,906
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	2,950,000	2,865,187

		3,353,281

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,009,661
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	3,776,457

		6,786,118

Total Foreign Corporate Bonds & Notes (cost $234,179,855)		232,070,591

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $516,568)	640,000	593,419

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,145,261

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(3)(4)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,220,000

Total Preferred Securities (cost $2,274,140)		1,220,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,923,945

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. 3.57% (3 ML + 1.74%) due 02/15/2067*	2,400,000	2,214,000

Electric-Generation — 0.3%
Electricite de France SA 5.63% due 01/22/2024*(6)	5,000,000	5,006,250

Insurance-Multi-line — 0.5%
AXA SA 8.60% due 12/15/2030	4,000,000	5,410,000
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,381,500
USF&G Capital III 8.31% due 07/01/2046*	250,000	354,950

		7,146,450

Total Preferred Securities/Capital Securities (cost $15,957,586)		17,290,645

Total Long-Term Investment Securities (cost $1,556,531,133)		1,552,339,333

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 05/01/2018 (cost $7,555,000)	7,555,000	7,555,000

TOTAL INVESTMENTS (cost $1,564,086,133)	99.2%	1,559,894,333
Other assets less liabilities	0.8	12,890,409

NET ASSETS	100.0%	$1,572,784,742

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $399,634,912 representing 25.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security

(1)	Security in default of interest and principal at maturity.
(2)	Company has filed for bankruptcy protection.
(3)	Illiquid security. At April 30, 2018, the aggregate value of these securities was $4,414,862 representing 0.3% of net assets.
(4)	Securities classified as Level 3 (see Note 1).
(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Security in default of interest.
FRS	— Floating Rate Security

The rates shown on FRS is the current rates as of April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS	— Separate Trading of Registered Interest and Principal Securities
ULC	— Unlimited Liability Corp.

Index Legend

3 ML—3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
75	Short	U.S. Treasury 10 Year Notes	June 2018	$9,022,097	$8,971,875	$50,222

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$5,367,443	$25	$5,367,468
Other Industries	—	1,292,651,649	—	1,292,651,649
Foreign Corporate Bonds & Notes	—	232,070,591	—	232,070,591
U.S. Government Agencies	—	593,419	—	593,419
Municipal Bonds & Notes	—	3,145,261	—	3,145,261
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,220,000	—	—	1,220,000
Preferred Securities/Capital Securities	—	17,290,645	—	17,290,645
Short-Term Investment Securities	—	7,555,000	—	7,555,000

Total Investments at Value	$1,220,000	$1,558,674,008	$325	$1,559,894,333

Other Financial Instruments:†
Futures Contracts	$50,222	$—	$—	$50,222

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AMSM Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Hotels/Motels — 0.3%
Hilton Grand Vacations, Inc.†	17,800	$765,400

Real Estate Investment Trusts — 97.9%
Acadia Realty Trust	125,166	2,953,918
Agree Realty Corp.	48,200	2,356,016
American Homes 4 Rent, Class A	198,200	4,003,640
American Tower Corp.	11,100	1,513,596
Americold Realty Trust	89,700	1,848,717
AvalonBay Communities, Inc.	86,225	14,054,675
Boston Properties, Inc.	113,242	13,748,711
CareTrust REIT, Inc.	154,600	2,042,266
Cedar Realty Trust, Inc.	298,408	1,160,807
CoreCivic, Inc.	121,300	2,445,408
CoreSite Realty Corp.	29,200	3,039,720
Corporate Office Properties Trust	151,937	4,179,787
DCT Industrial Trust, Inc.	135,598	8,891,161
DDR Corp.	309,840	2,246,340
DiamondRock Hospitality Co.	348,000	3,845,400
Douglas Emmett, Inc.	151,800	5,657,586
Duke Realty Corp.	334,700	9,070,370
Education Realty Trust, Inc.	132,000	4,344,120
Equinix, Inc.	47,500	19,987,525
Equity LifeStyle Properties, Inc.	76,096	6,784,719
Equity Residential	150,754	9,303,029
Essex Property Trust, Inc.	42,613	10,213,910
Extra Space Storage, Inc.	33,729	3,021,781
Four Corners Property Trust, Inc.	111,600	2,528,856
Gaming and Leisure Properties, Inc.	58,300	1,997,941
GGP, Inc.	43,200	863,568
Healthcare Realty Trust, Inc.	222,000	6,178,260
Highwoods Properties, Inc.	127,600	5,616,952
Host Hotels & Resorts, Inc.	338,087	6,612,982
Hudson Pacific Properties, Inc.	117,900	3,875,373
Macerich Co.	70,400	4,056,448
National Retail Properties, Inc.	158,700	6,036,948
OUTFRONT Media, Inc.	168,700	3,163,125
Prologis, Inc.	119,667	7,767,585
Public Storage	69,270	13,977,301
Rexford Industrial Realty, Inc.	104,000	3,177,200
Sabra Health Care REIT, Inc.	165,693	3,033,839
Simon Property Group, Inc.	99,569	15,566,617
SL Green Realty Corp.	75,900	7,418,466
Spirit Realty Capital, Inc.	495,800	3,991,190
Sunstone Hotel Investors, Inc.	359,000	5,600,400
Taubman Centers, Inc.	45,834	2,565,787
Terreno Realty Corp.	72,180	2,681,487
Urban Edge Properties	330,150	6,791,186
Ventas, Inc.	218,145	11,217,016
VEREIT, Inc.	606,453	4,123,880
Washington Real Estate Investment Trust	196,800	5,652,096
Welltower, Inc.	99,764	5,331,388

		276,539,093

Real Estate Operations & Development — 0.7%
Howard Hughes Corp.†	10,100	1,366,530
VICI Properties, Inc.	36,600	665,388

		2,031,918

Total Long-Term Investment Securities (cost $288,537,457)		279,336,411

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 05/01/18 (cost $3,145,000)	$3,145,000	3,145,000

TOTAL INVESTMENTS (cost $291,682,457)	100.0%	282,481,411
Liabilities in excess of other assets	(0.0)	(95,149)

NET ASSETS	100.0%	$282,386,262

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$279,336,411	$—	$—	279,336,411
Short-Term Investment Securities	—	3,145,000	—	3,145,000

Total Investments at Value	$279,336,411	$3,145,000	$—	$282,481,411

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 32.3%
Aerospace/Defense — 0.7%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	$400,000	$408,413
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	2,000,000	1,951,602

		2,360,015

Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,112,452

Airlines — 0.3%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 01/07/2030	1,119,656	1,070,848

Applications Software — 0.3%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	994,002

Auto/Truck Parts & Equipment-Original — 1.1%
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,841,462
Delphi Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	1,929,107

		3,770,569

Banks-Commercial — 1.2%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	1,932,244
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	660,653
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,600,000	1,567,908

		4,160,805

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	888,418
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	839,506

		1,727,924

Banks-Super Regional — 0.5%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	472,145
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,210,610

		1,682,755

Beverages-Non-alcoholic — 0.3%
Pepsi-Cola Metropolitan Bottling Co., Inc. Company Guar. Notes 7.00% due 03/01/2029	644,000	829,309

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,009,444

Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	509,766
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	1,893,382

		2,403,148

Chemicals-Diversified — 1.0%
EI du Pont de Nemours & Co. Senior Notes 2.80% due 02/15/2023	1,500,000	1,449,814
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	1,983,201

		3,433,015

Commercial Services-Finance — 0.3%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,083,065

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	481,132

Computers — 0.3%
Apple, Inc. Senior Notes 2.10% due 05/06/2019	1,000,000	997,610

Diagnostic Equipment — 0.6%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	949,290
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	906,723

		1,856,013

Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	1,949,474
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,086,312
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	1,926,872

Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,060,276
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	247,547
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	416,818
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	242,678
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,255,848
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	503,312
Morgan Stanley Senior Notes 7.30% due 05/13/2019	1,100,000	1,149,752

		9,838,889

E-Commerce/Products — 0.3%
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,045,970

Electric-Integrated — 2.6%
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	214,849
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,796,312
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	818,953
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,734,997
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,039,849
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	1,995,950

		8,600,910

Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,000,000	985,760
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	998,341

		1,984,101

Engines-Internal Combustion — 0.5%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,521,938

Enterprise Software/Service — 0.7%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	999,803
Oracle Corp. Senior Notes 2.25% due 10/08/2019	1,500,000	1,493,172

		2,492,975

Finance-Credit Card — 0.8%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	1,918,873
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	861,871

		2,780,744

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	453,520

Finance-Other Services — 0.5%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	656,338
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,144,097

		1,800,435

Food-Meat Products — 0.6%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	2,000,000	2,074,774

Gas-Distribution — 0.4%
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,367,442

Instruments-Controls — 0.2%
Honeywell International, Inc. Senior Notes 1.40% due 10/30/2019	500,000	490,188

Insurance-Multi-line — 0.4%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,345,578

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	382,497

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,177,492

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	613,004

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	864,000	913,145

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,003,792

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	751,867

Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	387,055
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	2,134,000	1,984,861
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	797,176

		3,169,092

Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,834,812

Multimedia — 0.9%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	3,054,629

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	473,561

Oil Companies-Exploration & Production — 0.3%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	260,316
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	259,002
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	236,675
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	300,000	305,040

		1,061,033

Oil Companies-Integrated — 0.9%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,053,371

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	476,505

Oil Refining & Marketing — 0.3%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	267,387
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	600,114
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	258,378

		1,125,879

Oil-Field Services — 0.2%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	678,781

Pharmacy Services — 0.6%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	905,718
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,125,171

		2,030,889

Pipelines — 1.8%
Energy Transfer Partners LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,050,961
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	361,139
MPLX LP Senior Notes 5.50% due 02/15/2023	550,000	563,062
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,034,343
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,047,682

		6,057,187

Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,320,868
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,179,634

		2,500,502

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	854,841

Retail-Discount — 1.9%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	977,124
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,165,947
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	1,967,416
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,090,082
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,312,419

		6,512,988

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,304,886

Semiconductor Equipment — 0.6%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	2,000,000	2,063,128

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	948,440
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,033,901
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	584,121

		2,566,462

Transport-Services — 0.2%
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/2019	500,000	511,313

Total U.S. Corporate Bonds & Notes (cost $111,221,391)		108,941,226

FOREIGN CORPORATE BONDS & NOTES — 4.0%
Banks-Commercial — 1.2%
Bank of Montreal Senior Notes 2.10% due 06/15/2020	2,000,000	1,959,169
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,234,762
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	830,036

		4,023,967

Banks-Money Center — 0.3%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,093,162

Cellular Telecom — 0.6%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	2,000,000	1,906,764

Diversified Banking Institutions — 0.7%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	999,438
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	545,671
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	973,118

		2,518,227

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,018,224

Medical-Drugs — 0.6%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	1,917,046

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	243,552
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	941,716

		1,185,268

Total Foreign Corporate Bonds & Notes (cost $14,112,486)		13,662,658

U.S. GOVERNMENT AGENCIES — 5.6%
Federal Home Loan Bank — 2.6%
0.88% due 08/05/2019	515,000	505,295
1.13% due 06/21/2019	790,000	779,288
1.25% due 01/16/2019	590,000	586,140
1.50% due 03/08/2019	770,000	765,046
1.63% due 06/14/2019	590,000	585,089
1.88% due 03/08/2019	645,000	642,876
1.88% due 06/11/2021	2,000,000	1,949,404
2.42% due 01/24/2022	1,000,000	984,844
2.50% due 12/09/2022	1,000,000	983,227
2.88% due 09/13/2024	1,000,000	991,233

		8,772,442

Federal Home Loan Mtg. Corp. — 0.4%
zero coupon due 12/14/2029	2,200,000	1,473,672

Federal National Mtg. Assoc. — 2.6%
1.00% due 10/24/2019	7,000,000	6,851,789
2.00% due 01/05/2022	1,000,000	972,413
2.13% due 04/24/2026	1,000,000	931,802

		8,756,004

Total U.S. Government Agencies (cost $19,263,089)		19,002,118

U.S. GOVERNMENT TREASURIES — 51.7%
United States Treasury Bonds — 10.0%
2.25% due 08/15/2046	452,000	380,086
2.50% due 02/15/2045	1,006,000	897,462
2.50% due 02/15/2046	692,000	615,123
2.50% due 05/15/2046	652,000	579,083
2.75% due 11/15/2047	3,000,000	2,799,141
2.88% due 05/15/2043	1,589,000	1,531,585
2.88% due 08/15/2045	1,027,000	985,559
2.88% due 11/15/2046	744,000	712,845
3.00% due 11/15/2044	1,275,000	1,254,630
3.00% due 05/15/2045	1,150,000	1,130,953
3.00% due 11/15/2045	1,037,000	1,019,379
3.00% due 05/15/2047	1,500,000	1,472,402
3.13% due 02/15/2043	1,428,000	1,439,156
3.13% due 08/15/2044	1,351,000	1,360,130
3.38% due 05/15/2044	1,498,000	1,575,065
3.63% due 08/15/2043	1,535,000	1,680,765
3.63% due 02/15/2044	1,567,000	1,716,906
3.75% due 11/15/2043	1,685,000	1,882,461
4.50% due 02/15/2036	2,868,000	3,470,952
4.63% due 02/15/2040	2,015,000	2,524,732
4.75% due 02/15/2041	1,751,000	2,238,270
5.38% due 02/15/2031	2,000,000	2,513,516

		33,780,201

United States Treasury Notes — 41.7%
1.00% due 11/30/2019	1,695,000	1,657,458
1.13% due 05/31/2019	3,000,000	2,961,797
1.13% due 12/31/2019	2,377,000	2,325,932
1.13% due 03/31/2020	3,607,000	3,515,557
1.13% due 04/30/2020	3,967,000	3,860,697
1.13% due 02/28/2021	1,250,000	1,199,219
1.13% due 09/30/2021	2,000,000	1,898,125
1.25% due 03/31/2021	732,000	703,807
1.25% due 07/31/2023	1,500,000	1,385,859
1.38% due 01/15/2020	2,607,000	2,560,257
1.38% due 01/31/2020	2,911,000	2,857,442
1.38% due 02/29/2020	2,818,000	2,762,521
1.38% due 03/31/2020	3,305,000	3,236,447
1.38% due 04/30/2020	3,564,000	3,486,037
1.38% due 05/31/2020	3,659,000	3,574,386
1.38% due 08/31/2020	3,408,000	3,317,209
1.38% due 09/30/2020	3,243,000	3,152,677
1.38% due 10/31/2020	3,049,000	2,960,627
1.38% due 01/31/2021	1,868,000	1,806,998
1.38% due 04/30/2021	198,000	190,823
1.38% due 06/30/2023	1,500,000	1,396,875
1.38% due 08/31/2023	1,500,000	1,393,066
1.38% due 09/30/2023	143,000	132,605
1.50% due 11/30/2019	1,012,000	997,453
1.38% due 02/15/2020	1,993,000	1,954,697
1.50% due 05/31/2020	3,646,000	3,570,516
1.50% due 08/15/2026	1,181,000	1,056,949
1.63% due 12/31/2019	1,979,000	1,952,639
1.63% due 11/30/2020	2,465,000	2,405,878
1.63% due 08/15/2022	5,000,000	4,773,242
1.63% due 11/15/2022	1,500,000	1,427,051
1.63% due 10/31/2023	265,000	248,914
1.63% due 02/15/2026	1,186,000	1,079,167
1.63% due 05/15/2026	1,233,000	1,118,370
1.75% due 10/31/2020	2,755,000	2,699,577
1.75% due 12/31/2020	2,070,000	2,025,123
1.75% due 05/15/2022	3,000,000	2,888,086
1.75% due 05/31/2022	2,000,000	1,924,297
1.75% due 06/30/2022	2,000,000	1,922,734
1.75% due 09/30/2022	2,000,000	1,916,172
1.88% due 08/31/2022	2,000,000	1,928,672
1.88% due 10/31/2022	2,000,000	1,924,922
2.00% due 07/31/2020	3,253,000	3,214,498
2.00% due 02/28/2021	565,000	555,466
2.00% due 11/15/2021	2,000,000	1,953,828
2.00% due 07/31/2022	1,000,000	970,234
2.00% due 10/31/2022	3,500,000	3,386,660
2.00% due 11/30/2022	2,000,000	1,934,219
2.00% due 02/15/2023	2,000,000	1,930,312
2.00% due 05/31/2024	2,000,000	1,903,750
2.00% due 06/30/2024	3,000,000	2,852,578
2.00% due 02/15/2025	1,332,000	1,258,480
2.00% due 08/15/2025	3,217,000	3,025,111
2.00% due 11/15/2026	1,155,000	1,073,744
2.13% due 01/31/2021	1,249,000	1,232,802
2.13% due 08/15/2021	2,000,000	1,964,844
2.13% due 12/31/2022	2,000,000	1,943,281
2.13% due 11/30/2023	273,000	263,050
2.13% due 03/31/2024	2,000,000	1,920,859
2.13% due 09/30/2024	2,000,000	1,911,562
2.13% due 05/15/2025	2,820,000	2,680,432
2.25% due 12/31/2023	344,000	333,371
2.25% due 01/31/2024	401,000	388,422
2.25% due 11/15/2024	1,352,000	1,300,666
2.25% due 12/31/2024	1,000,000	961,211
2.25% due 11/15/2025	2,742,000	2,618,396
2.25% due 08/15/2027	2,000,000	1,888,828
2.25% due 11/15/2027	3,000,000	2,828,672
2.38% due 08/15/2024	1,221,000	1,185,849
2.38% due 05/15/2027	1,000,000	955,781
2.50% due 05/15/2024	1,220,000	1,195,409
2.75% due 11/15/2023	522,000	519,900
2.75% due 02/15/2024	535,000	532,200
3.63% due 02/15/2021	140,000	143,817

		140,979,112

Total U.S. Government Treasuries (cost $178,807,643)		174,759,313

EXCHANGE-TRADED FUNDS — 3.4%
iShares 1-3 Year Treasury Bond ETF	30,200	2,514,754
iShares 3-7 Year Treasury Bond ETF	22,900	2,737,008
iShares 7-10 Year Treasury Bond ETF	7,400	752,580
iShares 10-20 Year Treasury Bond ETF	1,600	207,920
iShares 20+ Year Treasury Bond ETF	10,600	1,262,460
iShares iBoxx Investment Grade Corporate Bond Fund ETF	36,000	4,147,920

Total Exchange-Traded Funds (cost $11,942,661)		11,622,642

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Allstate Corp. 5.75% due 08/15/2053 (cost $528,374)	500,000	516,250

Total Long-Term Investment Securities (cost $335,875,644)		328,504,207

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $6,982,054 collateralized by $7,800,000 of United States Treasury Notes bearing interest at 1.63% due 05/15/2026 and having an approximate value of $7,122,071 (cost $6,982,000)	$6,982,000	6,982,000

TOTAL INVESTMENTS (cost $342,857,644)	99.3%	335,486,207
Other assets less liabilities	0.7	2,208,940

NET ASSETS	100.0%	$337,695,147

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$108,941,226	$—	$108,941,226
Foreign Corporate Bonds & Notes	—	13,662,658	—	13,662,658
U.S. Government Agencies	—	19,002,118	—	19,002,118
U.S. Government Treasuries	—	174,759,313	—	174,759,313
Exchange-Traded Funds	11,622,642	—	—	11,622,642
Preferred Securities/Capital Securities	—	516,250	—	516,250
Repurchase Agreements	—	6,982,000	—	6,982,000

Total Investments at Value	$11,622,642	$323,863,565	$—	$335,486,207

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 26.7%
Advertising Agencies — 0.3%
Omnicom Group, Inc. Company Guar. Notes 4.45% due 08/15/2020	$700,000	$718,659

Aerospace/Defense — 0.3%
General Dynamics Corp. Company Guar. Notes 2.38% due 11/15/2024	1,000,000	941,593

Applications Software — 0.5%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,265,351

Auto-Cars/Light Trucks — 0.8%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	909,024
General Motors Financial Co., Inc. Company Guar. Notes 2.65% due 04/13/2020	1,300,000	1,287,238

		2,196,262

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	952,146

Banks-Commercial — 2.0%
Capital One NA Senior Notes 2.35% due 01/31/2020	1,000,000	984,288
Discover Bank Senior Notes 3.10% due 06/04/2020	1,000,000	994,968
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,380,744
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	961,617

		5,321,617

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	678,720

Banks-Super Regional — 0.9%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,485,058
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	923,529

		2,408,587

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	764,820

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	782,159

Cable/Satellite TV — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	611,719
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	750,906
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	772,561

		2,135,186

Commercial Services-Finance — 0.4%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,012,800

Computer Services — 0.4%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	981,353

Computers — 0.4%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	978,647

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	600,000	594,744

Diagnostic Equipment — 0.2%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	500,000	493,042

Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,189,536
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,257,440
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,255,015
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,272,928
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,304,667

		6,279,586

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	800,000	789,751

E-Commerce/Products — 0.9%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	1,200,000	1,154,946
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,267,252

		2,422,198

E-Commerce/Services — 0.7%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	1,824,283

Electric-Distribution — 1.1%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	1,931,861
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	937,627

		2,869,488

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	832,193

Finance-Credit Card — 0.9%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	2,500,000	2,468,300

Food-Misc./Diversified — 0.4%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	997,116

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,286,121

Hotels/Motels — 0.3%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	837,824

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp. Senior Notes 2.10% due 01/10/2020	1,000,000	988,089

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,392,323

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	900,000	894,516

Medical-Biomedical/Gene — 0.6%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	700,000	686,811
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	891,106

		1,577,917

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	774,109
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	929,932
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,195,765

		2,899,806

Medical-HMO — 0.4%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	975,926

Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	1,500,000	1,472,107

Networking Products — 0.5%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	1,200,000	1,234,313

Pharmacy Services — 0.6%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	705,066
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	950,710

		1,655,776

Pipelines — 1.7%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	700,000	717,298
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	1,100,000	1,087,125
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	579,989
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	700,000	724,195
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	532,684
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,000,000	990,026

		4,631,317

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	1,010,000	1,007,253
Simon Property Group LP Senior Notes 4.38% due 03/01/2021	1,000,000	1,028,535

		2,035,788

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 2.00% due 06/15/2019	1,000,000	994,368

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	958,203

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.25% due 06/10/2024	800,000	784,887

Semiconductor Components-Integrated Circuits — 0.4%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	500,000	498,210
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	670,465

		1,168,675

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.30% due 03/11/2019	1,000,000	997,885

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	708,705
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	998,613

		1,707,318

Transport-Services — 0.5%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,436,878

Web Portals/ISP — 0.4%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,162,442

Total U.S. Corporate Bonds & Notes (cost $74,502,610)		71,801,080

FOREIGN CORPORATE BONDS & NOTES — 5.7%
Banks-Commercial — 2.8%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,811,696
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,478,234
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,321,251
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	991,076
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,000,000	1,954,796

		7,557,053

Diversified Banking Institutions — 2.5%
Barclays PLC Senior Notes 2.75% due 11/08/2019	1,200,000	1,191,740
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	1,100,000	1,108,899
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,279,065
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,275,387
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	796,099
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	909,375

		6,560,565

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	576,623

Oil Companies-Integrated — 0.2%
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	608,443

Total Foreign Corporate Bonds & Notes (cost $15,793,744)		15,302,684

U.S. GOVERNMENT AGENCIES — 8.3%
Federal Home Loan Bank — 4.4%
0.88% due 08/05/2019	2,000,000	1,962,312
1.75% due 06/12/2020	2,000,000	1,966,426

1.75% due 07/13/2020	2,000,000	1,964,348
1.88% due 03/13/2020	2,000,000	1,976,816
1.88% due 06/11/2021	2,005,000	1,954,277
2.42% due 01/24/2022	1,000,000	984,844
2.50% due 12/09/2022	1,000,000	983,227
2.88% due 09/13/2024	1,000,000	991,233

		12,783,483

Federal Home Loan Mtg. Corp. — 1.1%
1.38% due 04/20/2020	2,000,000	1,956,114

Federal National Mtg. Assoc. — 2.8%
zero coupon due 10/09/2019	2,000,000	1,927,254
1.38% due 10/07/2021	2,000,000	1,910,374
2.00% due 01/05/2022	1,000,000	972,413
2.13% due 04/24/2026	2,000,000	1,863,604
2.63% due 09/06/2024	1,000,000	979,072

		7,652,717

Total U.S. Government Agencies (cost $22,724,527)		22,392,314

U.S. GOVERNMENT TREASURIES — 52.3%
United States Treasury Bonds — 0.9%
2.00% due 08/31/2021	1,300,000	1,271,562
6.00% due 02/15/2026	1,000,000	1,216,055

		2,487,617

United States Treasury Notes — 51.4%
0.75% due 02/15/2019	1,000,000	988,438
0.75% due 07/15/2019	1,000,000	981,094
0.75% due 08/15/2019	1,000,000	979,414
0.88% due 04/15/2019	1,000,000	986,914
0.88% due 05/15/2019	1,000,000	985,391
0.88% due 06/15/2019	1,000,000	983,945
1.00% due 03/15/2019	1,000,000	989,141
1.00% due 06/30/2019	1,000,000	984,688
1.00% due 11/30/2019	1,000,000	977,852
1.13% due 01/31/2019	1,000,000	991,875
1.13% due 02/28/2019	1,000,000	990,781
1.13% due 05/31/2019	1,000,000	987,266
1.13% due 06/30/2021	1,400,000	1,334,812
1.13% due 07/31/2021	1,400,000	1,332,734
1.25% due 03/31/2019	1,000,000	990,781
1.25% due 04/30/2019	1,200,000	1,187,719
1.25% due 05/31/2019	1,000,000	988,633
1.25% due 06/30/2019	1,000,000	987,578
1.25% due 01/31/2020	1,300,000	1,273,187
1.25% due 03/31/2021	1,300,000	1,249,930
1.38% due 02/28/2019	1,000,000	992,813
1.38% due 07/31/2019	1,000,000	987,852
1.38% due 01/31/2020	1,000,000	981,602
1.38% due 03/31/2020	1,300,000	1,273,035
1.38% due 04/30/2020	1,300,000	1,271,562
1.38% due 08/31/2020	1,300,000	1,265,367
1.38% due 10/31/2020	1,300,000	1,262,320
1.38% due 01/31/2021	1,300,000	1,257,547
1.38% due 04/30/2021	1,300,000	1,252,875
1.38% due 05/31/2021	1,400,000	1,347,391
1.38% due 06/30/2023	1,300,000	1,210,625
1.38% due 08/31/2023	1,300,000	1,207,324
1.38% due 09/30/2023	1,300,000	1,205,496
1.50% due 01/31/2019	1,000,000	994,688
1.50% due 02/28/2019	1,000,000	993,750
1.50% due 05/31/2019	1,300,000	1,288,777
1.50% due 10/31/2019	1,300,000	1,282,379
1.50% due 06/15/2020	1,300,000	1,272,680
1.50% due 07/15/2020	1,400,000	1,369,047
1.50% due 08/15/2020	1,300,000	1,270,141
1.50% due 02/28/2023	1,200,000	1,130,484
1.50% due 03/31/2023	1,200,000	1,129,031
1.50% due 08/15/2026	1,500,000	1,342,441
1.63% due 04/30/2019	1,100,000	1,092,781
1.63% due 12/31/2019	1,300,000	1,282,684
1.63% due 07/31/2020	1,300,000	1,274,051
1.63% due 08/31/2022	1,300,000	1,240,484
1.63% due 04/30/2023	2,000,000	1,891,016
1.63% due 02/15/2026	1,300,000	1,182,898
1.63% due 05/15/2026	1,400,000	1,269,844
1.75% due 09/30/2019	2,000,000	1,981,484
1.75% due 12/31/2020	1,300,000	1,271,816
1.75% due 11/30/2021	1,300,000	1,257,852
1.75% due 09/30/2022	1,000,000	958,086
1.75% due 01/31/2023	3,200,000	3,053,625
1.75% due 05/15/2023	1,300,000	1,236,066
1.88% due 06/30/2020	1,200,000	1,183,500
1.88% due 11/30/2021	1,300,000	1,264,148
1.88% due 02/28/2022	1,300,000	1,260,289
1.88% due 04/30/2022	2,000,000	1,935,156
1.88% due 07/31/2022	1,300,000	1,254,602
1.88% due 08/31/2022	1,200,000	1,157,203
1.88% due 10/31/2022	2,000,000	1,924,922
2.00% due 11/30/2020	1,300,000	1,280,906
2.00% due 05/31/2021	2,000,000	1,961,641
2.00% due 10/31/2021	1,300,000	1,269,938
2.00% due 11/15/2021	1,300,000	1,269,988
2.00% due 12/31/2021	1,300,000	1,267,855
2.00% due 02/15/2022	1,300,000	1,266,840
2.00% due 11/30/2022	1,200,000	1,160,531
2.00% due 02/15/2023	1,300,000	1,254,703
2.00% due 04/30/2024	1,300,000	1,238,656
2.00% due 05/31/2024	1,300,000	1,237,438
2.00% due 02/15/2025	1,300,000	1,228,246
2.00% due 08/15/2025	1,300,000	1,222,457
2.00% due 11/15/2026	1,300,000	1,208,543
2.13% due 08/31/2020	1,300,000	1,287,305
2.13% due 01/31/2021	1,300,000	1,283,141
2.13% due 09/30/2021	1,300,000	1,275,930
2.13% due 12/31/2021	1,300,000	1,273,746
2.13% due 06/30/2022	1,200,000	1,171,266
2.13% due 12/31/2022	1,200,000	1,165,969
2.13% due 11/30/2023	1,300,000	1,252,621

2.13% due 02/29/2024	1,200,000	1,153,594
2.13% due 03/31/2024	1,300,000	1,248,559
2.13% due 07/31/2024	1,300,000	1,244,242
2.13% due 05/15/2025	1,300,000	1,235,660
2.25% due 11/15/2024	1,300,000	1,250,641
2.25% due 12/31/2024	3,000,000	2,883,633
2.25% due 11/15/2025	1,300,000	1,241,398
2.25% due 02/15/2027	1,300,000	1,231,191
2.25% due 08/15/2027	1,300,000	1,227,738
2.25% due 11/15/2027	2,000,000	1,885,781
2.38% due 08/15/2024	1,300,000	1,262,574
2.38% due 05/15/2027	1,300,000	1,242,516
2.50% due 08/15/2023	1,500,000	1,476,797
2.50% due 05/15/2024	1,500,000	1,469,766
2.63% due 08/15/2020	1,300,000	1,302,234
2.63% due 11/15/2020	1,300,000	1,301,219
2.75% due 02/15/2019	1,000,000	1,004,023
2.75% due 11/15/2023	1,300,000	1,294,770
2.75% due 02/15/2024	1,300,000	1,293,195
2.75% due 02/15/2028	2,000,000	1,968,594
3.13% due 05/15/2019	1,100,000	1,109,023
3.13% due 05/15/2021	1,300,000	1,317,824
3.63% due 02/15/2020	2,000,000	2,040,234
3.63% due 02/15/2021	1,300,000	1,335,445
8.88% due 02/15/2019	1,000,000	1,051,953

		138,384,231

Total U.S. Government Treasuries (cost $144,355,987)		140,871,848

EXCHANGE-TRADED FUNDS — 4.0%
iShares 1-3 Year Treasury Bond ETF	37,400	3,114,298
iShares 3-7 Year Treasury Bond ETF	28,300	3,382,416
iShares 7-10 Year Treasury Bond ETF	8,700	884,790
iShares iBoxx Investment Grade Corporate Bond Fund ETF	29,400	3,387,468

Total Exchange-Traded Funds (cost $10,976,134)		10,768,972

Total Long-Term Investment Securities (cost $268,353,002)		261,136,898

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $6,788,053 collateralized by $7,040,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $6,925,931 (cost $6,788,000)	$6,788,000	6,788,000

TOTAL INVESTMENTS (cost $275,141,002)	99.5%	267,924,898
Other assets less liabilities	0.5	1,243,004

NET ASSETS	100.0%	$269,167,902

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $1,154,946 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$71,801,080	$—	$71,801,080
Foreign Corporate Bonds & Notes	—	15,302,684	—	15,302,684
U.S. Government Agencies	—	22,392,314	—	22,392,314
U.. Government Treasuries	—	140,871,848	—	140,871,848
Exchange-Traded Funds	10,768,972	—	—	10,768,972
Repurchase Agreements	—	6,788,000	—	6,788,000

Total Investments at Value	$10,768,972	$257,155,926	$—	$267,924,898

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 92.0%
Aerospace/Defense — 1.5%
Esterline Technologies Corp.†	74,784	$5,373,230

Aerospace/Defense-Equipment — 2.6%
AAR Corp.	212,396	9,196,747

Airlines — 0.5%
Spirit Airlines, Inc.†	53,902	1,925,380

Auto/Truck Parts & Equipment-Original — 0.7%
Titan International, Inc.	229,641	2,365,302

Banks-Commercial — 16.5%
Access National Corp.	71,121	1,977,875
Bryn Mawr Bank Corp.	69,639	3,105,899
Chemical Financial Corp.	185,567	10,185,773
Columbia Banking System, Inc.	228,900	9,204,069
First Horizon National Corp.	529,100	9,682,530
First of Long Island Corp.	160,022	4,240,583
German American Bancorp, Inc.	33,227	1,121,411
Glacier Bancorp, Inc.	125,900	4,662,077
Lakeland Financial Corp.	150,950	7,173,144
Peoples Bancorp, Inc.	82,200	2,947,692
Pinnacle Financial Partners, Inc.	3,141	201,181
TrustCo Bank Corp.	238,956	2,043,074
Washington Trust Bancorp, Inc.	35,243	1,952,462

		58,497,770

Building & Construction Products-Misc. — 3.3%
Gibraltar Industries, Inc.†	139,222	4,893,653
Simpson Manufacturing Co., Inc.	126,303	6,906,248

		11,799,901

Building & Construction-Misc. — 0.2%
EMCOR Group, Inc.	11,474	844,372

Building Products-Wood — 0.3%
Universal Forest Products, Inc.	27,890	889,133

Building-Heavy Construction — 0.4%
Granite Construction, Inc.	30,109	1,577,109

Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	16,040	1,702,486

Building-Residential/Commercial — 0.5%
M/I Homes, Inc.†	57,602	1,755,709

Chemicals-Plastics — 1.3%
A. Schulman, Inc.	45,141	1,936,549
Landec Corp.†	199,100	2,648,030

		4,584,579

Chemicals-Specialty — 3.4%
Ingevity Corp.†	38,800	2,981,004
Minerals Technologies, Inc.	66,556	4,595,692
Versum Materials, Inc.	126,059	4,434,755

		12,011,451

Disposable Medical Products — 0.6%
STERIS PLC	20,750	1,961,290

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	17,700	1,906,821
Federal Signal Corp.	114,800	2,486,568

		4,393,389

Electric-Integrated — 2.1%
Black Hills Corp.	61,239	3,471,027
IDACORP, Inc.	42,811	3,981,423

		7,452,450

Electronic Components-Misc. — 1.7%
Gentex Corp.	9,500	216,030
Plexus Corp.†	104,732	5,743,503

		5,959,533

Electronic Components-Semiconductors — 0.9%
Synaptics, Inc.†	76,500	3,329,280

Food-Meat Products — 2.0%
Maple Leaf Foods, Inc.	295,990	7,134,928

Food-Misc./Diversified — 1.3%
Dairy Crest Group PLC	601,700	4,484,191

Gas-Distribution — 1.3%
Spire, Inc.	65,788	4,746,604

Gold Mining — 1.3%
Detour Gold Corp.†	162,700	1,175,946
OceanaGold Corp.	1,316,400	3,547,447

		4,723,393

Insurance-Multi-line — 4.3%
Horace Mann Educators Corp.	129,759	5,800,227
Old Republic International Corp.	468,100	9,549,240

		15,349,467

Insurance-Property/Casualty — 2.6%
Hanover Insurance Group, Inc.	79,800	9,165,030

Insurance-Reinsurance — 2.0%
Aspen Insurance Holdings, Ltd.	23,600	1,001,820
Validus Holdings, Ltd.	91,658	6,211,663

		7,213,483

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	39,407	1,436,385

Machinery-Construction & Mining — 2.0%
Astec Industries, Inc.	130,748	7,264,359

Machinery-Electrical — 1.5%
Regal Beloit Corp.	73,000	5,197,600

Machinery-General Industrial — 2.6%
Manitowoc Co, Inc.†	55,338	1,364,082
Zebra Technologies Corp., Class A†	57,900	7,806,657

		9,170,739

Medical Products — 0.6%
Hill-Rom Holdings, Inc.	23,780	2,041,037

Metal Processors & Fabrication — 0.7%
Mueller Industries, Inc.	96,469	2,622,027

Oil Companies-Exploration & Production — 2.5%
Energen Corp.†	134,800	8,821,312

Oil Field Machinery & Equipment — 0.2%
Natural Gas Services Group, Inc.†	36,814	887,217

Oil-Field Services — 4.7%
Hunting PLC†	817,131	8,992,318
Oil States International, Inc.†	215,095	7,732,665

		16,724,983

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	25,600	1,524,480

Real Estate Investment Trusts — 4.9%
Brandywine Realty Trust	295,800	4,765,338
Highwoods Properties, Inc.	82,200	3,618,444
LTC Properties, Inc.	84,737	3,063,243
Retail Properties of America, Inc., Class A	229,100	2,643,814
Sunstone Hotel Investors, Inc.	221,104	3,449,222

		17,540,061

Recreational Vehicles — 1.6%
BRP, Inc.	95,651	3,869,398
LCI Industries	17,800	1,696,340

		5,565,738

Rental Auto/Equipment — 2.4%
McGrath RentCorp	144,775	8,531,591

Retail-Apparel/Shoe — 1.8%
Caleres, Inc.	190,247	6,226,784

Retail-Home Furnishings — 0.1%
La-Z-Boy, Inc.	12,999	374,371

Retail-Restaurants — 2.5%
Brinker International, Inc.	205,404	8,953,560

Semiconductor Equipment — 2.0%
Cohu, Inc.	108,789	2,328,085
Kulicke & Soffa Industries, Inc.†	166,571	3,812,810
MKS Instruments, Inc.	7,373	754,995
Photronics, Inc.†	46,129	352,887

		7,248,777

Steel Pipe & Tube — 1.7%
Mueller Water Products, Inc., Class A	615,100	6,021,829

Steel-Producers — 3.1%
Carpenter Technology Corp.	92,031	4,901,571
Reliance Steel & Aluminum Co.	71,067	6,248,211

		11,149,782

Storage/Warehousing — 0.6%
Wesco Aircraft Holdings, Inc.†	200,372	2,023,757

Telecom Equipment-Fiber Optics — 0.8%
Finisar Corp.†	171,400	2,670,412

Transport-Truck — 0.3%
Saia, Inc.†	14,419	952,375

Water — 0.5%
Connecticut Water Service, Inc.	23,500	1,598,000

Wire & Cable Products — 1.1%
Encore Wire Corp.	20,653	1,087,381
Insteel Industries, Inc.	97,381	2,924,351

		4,011,732

Total Common Stocks (cost $267,942,717)		326,995,115

U.S. CORPORATE BONDS & NOTES — 1.3%
Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	$792,000	786,060

Oil Companies-Exploration & Production — 1.1%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	3,675,000	3,675,000

Total U.S. Corporate Bonds & Notes (cost $4,289,768)		4,461,060

Total Long-Term Investment Securities (cost $272,232,485)		331,456,175

SHORT-TERM INVESTMENT SECURITIES — 5.4%
U.S. Government Agencies — 5.4%
Federal Home Loan Bank Disc. Notes 1.60% due 05/01/2018 (cost $19,215,000)	$19,215,000	19,215,000

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $2,923,023 and collateralized by $3,100,000 of United States Treasury Notes, bearing interest at 2.13% due 11/30/2024 and having an approximate value of $2,982,572 (cost $2,923,000)	2,923,000	2,923,000

TOTAL INVESTMENTS (cost $294,370,485)	99.5%	353,594,175
Other assets less liabilities	0.5	1,682,495

NET ASSETS	100.0%	$355,276,670

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$313,518,606	$13,476,509	**	$—	$326,995,115
U.S. Corporate Bonds & Notes	—	4,461,060		—	4,461,060
Short-Term Investments Securities	—	19,215,000		—	19,215,000
Repurchase Agreements	—	2,923,000		—	2,923,000

Total Investments at Value	$313,518,606	$40,075,569		$—	$353,594,175

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description		Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 9.5%
Cayman Islands — 2.2%
Acis CLO, Ltd. FRS Series 2013-1A, Class A1 3.23% (3 ML+0.87%) due 04/18/2024*(1)		$440,338	$440,414
Acis CLO, Ltd. FRS Series 2013-1A, Class B 4.31% (3 ML+1.95%) due 04/18/2024*(1)		365,785	366,585
Acis CLO, Ltd. FRS Series 2013-1A, Class C 5.31% (3 ML+2.95%) due 04/18/2024*(1)		231,035	230,628
Madison Park Funding XXX, Ltd. FRS Series 2018-30A, Class A 3.09% (3 ML+0.75%) due 04/15/2029*(1)		3,150,000	3,150,000
OCP CLO, Ltd. FRS Series 2014-5A, Class A1R 3.44% (3 ML+ 1.08%) due 04/26/2031*(1)		2,150,000	2,150,645
OFSI Fund V, Ltd. FRS Series 2013-5A, Class A1LA 3.28% (3 ML+0.93%) due 04/17/2025*(1)		281,323	281,452
Recette CLO, Ltd. FRS Series 2015-1A, Class AR 3.28% (3 ML+0.92%) due 10/20/2027*(1)		3,050,000	3,048,496

			9,668,220

United Kingdom — 0.7%
Harben Finance PLC FRS Series 2017-1X, Class A 1.35% (3 ML GBP+0.80%) due 08/20/2056(3)	GBP	281,550	387,994
Ripon Mortgages PLC FRS Series 1X, Class A2 1.30% (3 ML GBP+0.80%) due 08/20/2056(3)	GBP	1,886,989	2,615,216

			3,003,210

United States — 6.6%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 3.16% (3 ML+0.80%) due 02/25/2043*		424,285	426,652
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 2.11% (1 ML+0.21%) due 03/20/2046(3)		509,001	429,773
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 2.17% (1 ML+0.27%) due 02/25/2036(3)		515,532	449,719
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 3.25% (1 ML+1.35%) due 07/26/2066*		2,096,583	2,124,004
Higher Education Funding I FRS Series 2014-1, Class A 2.99% (3 ML+1.05%) due 05/25/2034*		1,772,791	1,789,659
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 2.13% (1 ML+0.23%) due 04/25/2037		750,000	654,230
Lehman XS Trust FRS Series 2007-7N, Class 1A2 2.14% (1 ML+0.24%) due 06/25/2047(3)		459,211	413,353
Louisiana Public Facilities Authority FRS Series 2011-A, Class A3 2.70% (3 ML+0.95%) due 04/25/2035		3,150,000	3,179,547
Montana Higher Education Student Assistance Corp. FRS Series 2012-1, Class A3 2.87% (1 ML+1.50%) due 07/20/2043		1,300,000	1,309,750
Navient Student Loan Trust FRS Series 2016-5A, Class A 3.15% (1 ML+1.25%) due 06/25/2065*		2,335,706	2,395,449
Nelnet Student Loan Trust FRS Series 2006-1, Class A6 2.37% (3 ML+0.45%) due 08/23/2036*		2,300,000	2,247,822
New Hampshire Higher Education Loan Corp. FRS Series 2011-1, Class A3 3.21% (3 ML+0.85%) due 10/25/2037		1,550,000	1,563,221
North Carolina State Education Assistance Authority FRS Series 2010-1, Class A1 3.26% (3 ML+0.90%) due 07/25/2041		825,981	830,797
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 3.26% (3 ML+0.95%) due 10/01/2037		1,250,000	1,270,219
Scholar Funding Trust FRS Series 2010-A, Class A 3.11% (3 ML+0.75%) due 10/28/2041*		644,430	643,685
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 3.16% (6 ML+0.66%) due 11/20/2034(3)		47,696	47,302
SLM Student Loan Trust FRS Series 2003-1, Class A5A 2.23% (3 ML+0.11%) due 12/15/2032*		1,645,602	1,598,542

SLM Student Loan Trust FRS Series 2007-2, Class A4 2.42% (3 ML+0.06%) due 07/25/2022		2,100,000	2,043,096
SLM Student Loan Trust FRS Series 2004-8A, Class A6 2.99% (3 ML+0.63%) due 01/25/2040*		1,100,000	1,096,790
SLM Student Loan Trust FRS Series 2008-2, Class A3 3.11% (3 ML+0.75%) due 04/25/2023		344,404	343,138
SLM Student Loan Trust FRS Series 2008-4, Class A4 4.01% (3 ML+1.65%) due 07/25/2022		760,815	778,790
SLM Student Loan Trust FRS Series 2008-5, Class A4 4.06% (3 ML+1.70%) due 07/25/2023		1,661,927	1,708,090
Station Place Securitization Trust FRS Series 2015-2, Class A 2.95% (1 ML+0.55%) due 07/15/2019*(3)(4)		850,000	850,000
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 2.37% (12 MTA+0.99%) due 06/25/2046(3)		360,042	309,845
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.68% due 12/28/2037(3)(5)		404,228	397,632

			28,901,105

Total Asset Backed Securities (cost $41,010,342)			41,572,535

CORPORATE BONDS & NOTES — 21.5%
Cayman Islands — 0.0%
China Evergrande Group Senior Sec. Notes 8.75% due 06/28/2025		200,000	191,997

France — 2.8%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	1,962,394
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,604,806
Dexia Credit Local SA Government Guar. Notes 1.88% due 03/28/2019*		2,500,000	2,482,495

			12,049,695

Germany — 4.3%
FMS Wertmanagement Government Guar. Notes zero coupon due 11/13/2020	EUR	2,500,000	3,041,642
FMS Wertmanagement Government Guar. Notes 1.88% due 05/09/2019	EUR	2,900,000	3,585,787
KFW Government Guar. Bonds 2.50% due 01/17/2022	EUR	7,700,000	10,203,793
KFW Government Guar. Bonds 3.50% due 07/04/2021	EUR	800,000	1,080,218
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	257,564
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	650,725

			18,819,729

India — 0.1%
Reliance Industries, Ltd. Senior Notes 3.67% due 11/30/2027*		250,000	233,492

Japan — 1.8%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	7,885,851

Luxembourg — 1.1%
European Financial Stability Facility Government Guar. Notes 1.38% due 05/31/2047	EUR	3,100,000	3,588,434
Olivetti Finance NV Company Guar. Notes 7.75% due 01/24/2033	EUR	600,000	1,087,519

			4,675,953

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	223,372

Netherlands — 0.3%
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		250,000	268,125
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		20,000	23,425
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	448,470
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	346,371
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	196,777

			1,283,168

Norway — 1.7%
SpareBank 1 Boligkreditt AS Notes 0.13% due 11/12/2018	EUR	6,050,000	7,324,097

Spain — 0.2%
Banco Santander SA Senior Notes 4.38% due 04/12/2028		200,000	198,068
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	700,000	862,558

			1,060,626

SupraNational — 5.0%
European Stability Mechanism Senior Notes 1.25% due 10/15/2018	EUR	18,130,000	22,068,275

Switzerland — 0.2%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		1,100,000	1,044,888

United Kingdom — 0.5%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		2,000,000	1,972,319

United States — 3.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	297,583
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		2,000,000	1,955,398
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	198,247
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		1,450,000	1,350,376
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	963,256
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		600,000	594,307
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028		650,000	639,410
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	867,424
General Mills, Inc. Senior Notes 4.20% due 04/17/2028		100,000	98,559
General Mills, Inc. Senior Notes 4.55% due 04/17/2038		100,000	96,959
General Mills, Inc. Senior Notes 4.70% due 04/17/2048		50,000	48,248
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,396,633
MPLX LP Senior Notes 4.50% due 04/15/2038		350,000	338,480
MPLX LP Senior Notes 4.70% due 04/15/2048		300,000	283,923
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	692,490
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,450,000	1,528,111
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035		500,000	534,430
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026		1,400,000	1,381,885
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	297,938
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,600,000	1,472,305

			15,035,962

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(2)(11)		390,000	101,985

Total Corporate Bonds & Notes (cost $95,188,232)			93,971,409

FOREIGN GOVERNMENT OBLIGATIONS — 43.2%
Argentina — 0.3%
Republic of Argentina Senior Notes 2.26% due 12/31/2038(6)	EUR	20,000	16,549
Republic of Argentina Senior Notes 2.50% due 12/31/2038(6)		50,000	32,625
Republic of Argentina Senior Notes 3.38% due 01/15/2023	EUR	240,000	286,506
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	310,000	364,061
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		570,000	506,445
Republic of Argentina Senior Bonds 7.13% due 06/28/2099*		160,000	142,160

			1,348,346

Australia — 1.2%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	2,817,603
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	982,154
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,427,769

			5,227,526

Austria — 0.3%
Republic of Austria Senior Notes 1.50% due 11/02/2086*(2)	EUR	1,100,000	1,179,360

Belgium — 0.9%
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*(2)	EUR	2,010,000	2,449,577
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,170,000	1,547,874

			3,997,451

Canada — 1.5%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,661,319
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	737,817
Province of British Columbia Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,828,661
Province of British Columbia Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	403,838

			6,631,635

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,268,272

Dominican Republic — 0.1%
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	319,500

Ecuador — 0.1%
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*		200,000	196,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027		200,000	196,000
Republic of Ecuador Senior Notes 9.65% due 12/13/2026		200,000	197,000

			589,000

France — 3.0%
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,310,214
Government of France Bonds 2.75% due 10/25/2027	EUR	8,220,000	11,818,534
Government of France Bonds 4.75% due 04/25/2035	EUR	30,000	56,221

			13,184,969

Indonesia — 0.1%
Republic of Indonesia Senior Notes 2.15% due 07/18/2024*	EUR	210,000	262,416
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024		200,000	217,272

			479,688

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	337,904

Italy — 9.6%
Republic of Italy Bonds 0.10% due 04/15/2019	EUR	5,780,000	7,010,791
Republic of Italy Bonds 0.25% due 05/15/2018	EUR	3,640,000	4,396,428
Republic of Italy Bonds 0.35% due 06/15/2020	EUR	1,870,000	2,283,250
Republic of Italy Bonds 1.20% due 04/01/2022	EUR	10,540,000	13,143,036
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	7,750,000	9,646,141
Republic of Italy Bonds 2.80% due 03/01/2067*(2)	EUR	540,000	615,058
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	2,720,000	4,555,064
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	300,386

			41,950,154

Japan — 16.4%
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	394,000,000	3,617,325
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	925,200,000	8,503,258
Government of Japan Senior Bonds 0.10% due 12/20/2020	JPY	226,150,000	2,080,613
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	425,100,000	3,951,307
Government of Japan Senior Notes 0.80% due 06/20/2047	JPY	56,550,000	526,041
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	17,388,036
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,363,416
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	149,600,000	1,606,599
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	423,953
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	1,053,000,000	10,471,917
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,610,889
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	260,500,000	3,228,108
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	37,700,000	462,353
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(7)	JPY	611,944,500	5,872,025
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(7)	JPY	573,222,494	5,537,166

			71,643,006

Mexico — 0.0%
United Mexican States Bonds 6.50% due 06/10/2021	MXN	2,522,600	131,610

South Africa — 0.3%
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,540,000	94,657
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	490,000	29,801
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	2,430,000	169,993
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	900,000	69,119

Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	7,450,000	573,396
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	2,890,000	224,475
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	890,000	71,283
Republic of South Africa Bonds 9.00% due 01/31/2040	ZAR	730,000	58,455

			1,291,179

Spain — 3.0%
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*(2)	EUR	4,050,000	4,996,556
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	750,000	1,105,425
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	930,000	1,337,980
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*(2)	EUR	950,000	1,721,830
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,418,887
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(2)	EUR	1,640,000	2,748,091

			13,328,769

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	441,186
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	379,638
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,041,118

			1,861,942

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	547,540
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	937,762

			1,485,302

United Kingdom — 5.1%
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	5,960,000	8,311,664
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,544,867
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	2,670,000	4,950,550
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,738,856
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,690,851

			22,236,788

Venezuela — 0.2%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020†(2)(11)		1,690,000	473,200
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(2)(11)		670,000	189,275

			662,475

Total Foreign Government Obligations (cost $179,886,314)			189,154,876

STRUCTURED NOTES — 0.8%
Egypt — 0.8%
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 05/10/2018*	EGP	13,600,000	765,251
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 11/01/2018*	EGP	6,000,000	312,649
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 01/17/2019*(2)	EGP	24,800,000	1,251,724
HSBC Bank PLC (Credit linked to the Arab Republic of Egypt) zero coupon due 06/07/2018*	EGP	6,300,000	351,570
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 05/17/2018*	EGP	5,125,000	288,810
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 07/26/2018*	EGP	5,100,000	278,127

JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 02/07/2019*	EGP	8,350,000	417,150

Total STRUCTURED NOTES (cost $3,646,258)			3,665,281

U.S. GOVERNMENT AGENCIES — 1.5%
United States — 1.5%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,115,564
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		574,945	615,697
5.00% due 11/01/2038		115,093	123,286
5.00% due 01/01/2039		36,752	39,361
5.00% due 09/01/2039		84,876	90,908
5.00% due 05/01/2041		319,538	342,344
7.00% due 02/01/2039		446,127	500,384
Federal National Mtg. Assoc. 4.50% due 02/01/2040		9,056	9,442
4.50% due 08/01/2041		143,709	150,962
6.00% due 10/01/2034		332,569	371,144
6.00% due 11/01/2034		57,740	63,881
6.00% due 02/01/2037		331,787	369,958
6.00% due 03/01/2037		33,518	37,291
6.00% due 10/01/2037		142,378	158,330
6.00% due 08/01/2038		100,152	111,704
6.00% due 06/01/2039		1,218	1,347
6.00% due 10/01/2040		145,286	161,877
6.00% due 04/01/2041		19,351	21,605
6.00% due 05/01/2041		133,241	148,490
6.00% due 10/01/2041		131,162	145,620
7.00% due 03/01/2039		240,668	267,001
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B
7.00% due 07/25/2042(3)		461,566	518,071
Series 2012-111, Class B
7.00% due 10/25/2042(3)		128,270	145,717

Total U.S. Government Agencies (cost $6,574,475)			6,509,984

U.S. GOVERNMENT TREASURIES — 8.7%
United States — 8.7%
United States Treasury Bonds
2.75% due 11/15/2047		2,010,000	1,875,424
2.88% due 08/15/2045(8)		7,200,000	6,909,469
3.00% due 05/15/2045(8)		7,910,000	7,778,990
3.63% due 02/15/2044(8)		6,910,000	7,571,039
United States Treasury Notes
2.13% due 07/31/2024		7,880,000	7,542,022
2.25% due 02/15/2027		6,640,000	6,288,547

Total U.S. Government Treasuries (cost $40,335,434)			37,965,491

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Belgium — 0.1%
KBC Groep NV VRS 5.63% due 03/19/2019(9)	EUR	350,000	436,400

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(9)	EUR	200,000	251,132
Banco Santander SA FRS 6.25% due 03/12/2019(9)	EUR	500,000	625,688

			876,820

Total Preferred Securities/Capital Securities (cost $1,325,221)			1,313,220

OPTIONS - PURCHASED — 0.0%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(12)		16,400,000	34,497
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(12)		9,700,000	52,789

Total Options - Purchased (cost $169,302)			87,286

Total Long-Term Investment Securities (cost $368,135,578)			374,240,082

SHORT-TERM INVESTMENT SECURITIES — 13.7%
Commercial Paper — 2.9%
VW Credit, Inc. 2.75% due 06/22/2018		2,893,000	2,882,586
Marriott International, Inc. 2.55% due 05/09/2018		1,485,000	1,484,178
Sempra Global 2.81% due 06/27/2018		1,191,000	1,186,260
Potash Corp. of Saskatchewan, Inc. 2.88% due 06/11/2018		1,137,000	1,133,830
Potash Corp. of Saskatchewan, Inc. 2.62% due 05/31/2018		1,052,000	1,049,885
Southern Co. 2.81% due 06/21/2018		1,040,000	1,036,335
Suncor Energy, Inc. 2.50% due 06/01/2018		1,000,000	997,920
Suncor Energy, Inc. 2.73% due 07/16/2018		1,000,000	994,550
Dominion Resources, Inc. 2.74% due 06/22/2018		715,000	712,426
Omnicom Capital, Inc. 2.53% due 05/11/2018		658,000	657,553
Schlumberger Holdings Corp. 2.63% due 05/29/2018		491,000	490,156

			12,625,679

Foreign Government Obligations — 2.2%
Government of Japan zero coupon due 05/07/2018	JPY	655,550,000	5,996,699
Government of Japan Bills zero coupon due 06/25/2018	JPY	390,350,000	3,571,413

			9,568,112

Registered Investment Companies — 8.6%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.39% due 12/31/2030(10)		37,553,335	37,553,335

Total Short-Term Investment Securities (cost $60,031,434)			59,747,126

TOTAL INVESTMENTS — (cost $428,167,012)		99.2%	433,987,208
Other assets less liabilities		0.8	3,517,489

NET ASSETS —		100.0%	$437,504,697

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $59,753,481 representing 13.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Illiquid security. At April 30, 2018, the aggregate value of these securities was $15,726,656 representing 3.6% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Securities classified as Level 3 (see Note 1).
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2018.
(7)	Principal Amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of April 30, 2018.
(11)	Security in default of interest.
(12)	Options – Purchased:

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Call option to enter into interest rate swap for the right to receive a fixed rate of 2.25% versus U.S. Treasury Bonds maturing on 4/14/2020	Citibank, N.A.	April 2020	2.25%	$16,400	$46,857	$34,497	$(12,360)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.40% versus U.S. Treasury Bonds maturing on 01/25/2019	Citibank, N.A.	January 2019	2.40%	$6,500	$66,444	$20,931	$(45,513)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 02/13/2019	Citibank, N.A.	February 2019	2.75%	3,200	56,000	31,858	(24,142)

					$122,444	$52,789	$(69,655)

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

USD — U.S. Dollar

ZAR — South African Rand

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA— Federal Reserve 12-Month Treasury average Index

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Call option to enter into interest rate swap for the right to receive a fixed rate of 2.3175% versus U.S. Treasury Bonds maturing on 4/14/2020	Citibank, N.A.	April 2020	2.3175%	3,600	$46,800	$36,214	$10,586

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into interest rate swap for the right to pay a fixed rate of 2.449% versus U.S. Treasury Bonds maturing on 1/25/2019	Citibank, N.A.	January 2019	2.449%	$2,900	$66,700	$23,445	$43,255
Put option to enter into interest rate swap for the right to pay a fixed rate of 2.799% versus U.S. Treasury Bonds maturing on 2/13/2019	Citibank, N.A.	February 2019	2.799	1,400	55,125	36,057	19,068

					$121,825	$59,502	$62,323

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional basis*	Notional Value*	Unrealized Appreciation (Depreciation)
84	Long	Euro-Bund	June 2018	$16,113,316	$16,102,327	$(10,989)
121	Long	Euro-BOBL	June 2018	19,068,167	19,141,662	73,495
13	Long	Japanese 10 Year Bonds	June 2018	17,917,216	17,913,648	(3,568)
42	Long	Life Long Gilt	June 2018	6,973,299	7,069,241	95,942
226	Long	U.S. Treasury 10 Year Notes	June 2018	27,069,252	27,035,250	(34,002)
116	Long	U.S. Treasury 5 Year Notes	June 2018	13,153,172	13,166,906	13,735
191	Long	U.S. Treasury 2 Year Notes	June 2018	40,547,359	40,500,953	(46,406)
28	Short	Euro-BTP	June 2018	4,686,139	4,700,316	(14,177)
34	Short	U.S. Treasury Ultra Long Bonds	June 2018	5,356,446	5,342,250	14,196
5	Short	Euro-BUXL 30 Year Bonds	June 2018	981,295	987,454	(6,159)
285	Short	90 Day Euro Dollar	December 2019	69,265,193	69,133,875	131,318
41	Long	U.S. Treasury Long Bonds	June 2018	5,822,007	5,897,594	75,587

						$288,972

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CNH	2,420,794	USD	382,160	06/20/2018	$—	$(132)

BNP Paribas SA	USD	2,693,484	CNH	17,171,501	06/20/2018	18,242	—

Citibank, N.A.	CNH	4,894,194	USD	778,077	06/20/2018	5,185	—
	USD	420,887	CNH	2,668,102	06/20/2018	460	—

						5,645	—

Deutsche Bank AG	CNH	2,430,267	EUR	310,943	06/20/2018	—	(6,925)
	CNH	18,920,669	USD	3,002,009	06/20/2018	14,053	—
	EUR	628,875	CNH	4,942,890	06/20/2018	18,384	—
	USD	1,169,402	CNH	7,420,036	06/20/2018	2,371	—

						34,808	(6,925)

HSBC Bank PLC	HKD	14,554,265	USD	1,876,000	09/19/2018	16,256	—
	USD	1,158,818	CNH	7,374,600	06/20/2018	5,780	—

						22,036	—

Morgan Stanley & Co.	ARS	9,204,107	USD	448,685	05/02/2018	33	—
	ARS	14,824,051	USD	727,475	05/07/2018	7,730	—
	ARS	3,165,197	USD	154,024	05/24/2018	2,880	—
	ARS	9,317,963	USD	445,836	06/14/2018	8,362	—
	ARS	3,222,494	USD	154,024	06/26/2018	3,867	—
	ARS	4,517,092	USD	213,171	07/05/2018	3,892	—
	AUD	493,861	JPY	41,262,849	06/20/2018	6,850	—
	AUD	994,304	NZD	1,061,466	06/20/2018	—	(1,906)
	AUD	4,058,301	USD	3,147,544	06/20/2018	91,835	—
	BRL	30,133,297	USD	8,844,929	05/03/2018	243,280	—
	BRL	7,272,307	USD	2,072,580	06/04/2018	2,938	—
	CAD	1,142,000	USD	888,032	05/25/2018	—	(1,840)
	CAD	3,700,836	EUR	2,357,153	06/20/2018	—	(28,801)
	CAD	502,943	JPY	41,266,584	06/20/2018	—	(13,424)
	CAD	10,939,423	USD	8,601,770	06/20/2018	71,906	—
	CHF	2,946,004	EUR	2,496,456	06/20/2018	40,535	—
	CHF	1,948,066	USD	2,046,116	06/20/2018	72,148	—
	CLP	951,896,272	USD	1,578,907	06/07/2018	27,123	—
	CNY	5,763,263	USD	913,857	05/14/2018	3,058	—
	CNY	5,278,806	USD	834,772	06/11/2018	1,698	—
	COP	4,105,407,751	USD	1,457,361	06/25/2018	—	(3,061)
	CZK	23,970,702	EUR	942,309	06/20/2018	8,155	—
	EUR	19,600,698	USD	24,230,637	06/08/2018	498,703	—
	EUR	312,127	AUD	495,981	06/20/2018	—	(4,848)
	EUR	1,567,953	CAD	2,499,002	06/20/2018	48,200	—
	EUR	3,103,192	CHF	3,645,844	06/20/2018	—	(66,755)
	EUR	1,102,354	CZK	28,094,862	06/20/2018	—	(7,037)
	EUR	3,295,358	GBP	2,899,216	06/20/2018	6,742	—
	EUR	3,110,105	HUF	970,654,907	06/20/2018	—	(21,865)
	EUR	944,257	JPY	123,934,645	06/20/2018	—	(6,989)
	EUR	5,110,631	NOK	49,223,844	06/20/2018	—	(47,710)
	EUR	5,712,989	PLN	24,159,394	06/20/2018	—	(36,173)
	EUR	24,149,772	SEK	246,583,682	06/20/2018	—	(1,005,757)
	EUR	11,798,686	USD	14,604,968	06/20/2018	304,937	—
	GBP	2,183,957	USD	3,004,424	05/25/2018	—	(5,268)
	GBP	277,949	AUD	495,077	06/20/2018	—	(10,781)
	GBP	274,205	CHF	367,358	06/20/2018	—	(6,142)
	GBP	3,022,211	EUR	3,441,415	06/20/2018	553	—
	GBP	120,053	NOK	1,327,871	06/20/2018	141	—
	GBP	4,787,932	USD	6,759,622	06/20/2018	152,598	—
	HUF	713,362,920	EUR	2,290,509	06/20/2018	21,888	—
	IDR	500,791,489	USD	36,300	05/25/2018	405	—
	INR	169,374,545	USD	2,535,531	05/21/2018	—	(6,989)
	INR	23,131,328	USD	351,767	06/20/2018	5,836	—
	JPY	655,776,820	USD	6,160,653	05/07/2018	160,061	—
	JPY	557,040,514	USD	5,237,796	05/18/2018	137,155	—
	JPY	1,816,422,425	USD	17,137,098	06/20/2018	466,258	—
	JPY	390,523,705	USD	3,746,750	06/25/2018	161,191	—
	KRW	2,650,558,555	USD	2,464,698	05/31/2018	—	(11,312)
	MXN	18,307,018	USD	981,315	06/12/2018	8,557	—
	MXN	100,098,623	USD	5,349,963	06/20/2018	37,820	—
	NOK	28,594,094	EUR	2,978,940	06/20/2018	40,050	—
	NOK	9,017,365	SEK	9,519,884	06/20/2018	—	(34,778)
	NOK	4,994,098	USD	644,590	06/20/2018	20,997	—
	NZD	1,055,525	AUD	989,037	06/20/2018	2,120	—
	NZD	10,656,906	USD	7,705,543	06/20/2018	208,243	—
	PEN	1,957,194	USD	602,939	06/14/2018	2,029	—
	PHP	18,401,886	USD	350,646	06/06/2018	—	(4,968)
	PLN	6,546,667	EUR	1,554,396	06/20/2018	17,439	—
	PLN	2,555,105	USD	750,336	06/20/2018	21,861	—
	RUB	452,793,603	USD	7,450,543	05/17/2018	272,313	—
	SEK	12,875,826	EUR	1,260,371	06/20/2018	51,725	—
	SEK	2,534,168	USD	311,359	06/20/2018	20,888	—
	SEK	10,393,891	USD	1,245,507	06/21/2018	54,041	—
	SGD	3,873,114	USD	2,947,360	06/20/2018	23,423	—
	TRY	17,488,064	USD	4,252,810	06/20/2018	11,856	—
	TWD	321,618,443	USD	11,019,555	05/10/2018	151,130	—
	TWD	85,677,632	USD	2,896,587	05/21/2018	—	(735)
	TWD	35,190,095	USD	1,210,530	06/12/2018	18,694	—
	USD	447,927	ARS	9,204,107	05/02/2018	725	—
	USD	9,051,312	BRL	30,133,297	05/03/2018	—	(449,663)
	USD	1,402,833	ARS	29,192,945	05/07/2018	14,559	—
	USD	8,948,609	TWD	261,558,125	05/10/2018	—	(109,797)
	USD	288,133	ARS	5,997,487	05/11/2018	1,916	—
	USD	331,126	ARS	6,927,825	05/14/2018	2,931	—
	USD	743,403	KRW	794,573,881	05/14/2018	—	(1,438)
	USD	247,803	ARS	5,190,229	05/17/2018	1,735	—
	USD	8,539,461	RUB	513,610,706	05/17/2018	—	(397,085)
	USD	13,550,998	JPY	1,446,264,778	05/18/2018	—	(308,016)
	USD	4,637,762	INR	305,358,383	05/21/2018	—	(53,958)
	USD	2,869,916	TWD	84,041,172	05/21/2018	—	(27,933)
	USD	1,069,583	AUD	1,367,974	05/23/2018	—	(39,668)
	USD	188,064	ARS	3,933,364	05/24/2018	—	(239)
	USD	2,027,595	GBP	1,464,000	05/25/2018	—	(10,069)
	USD	11,962,552	IDR	165,167,161,386	05/25/2018	—	(123,956)
	USD	566,553	ARS	11,891,957	05/31/2018	—	(2,519)
	USD	1,979,515	KRW	2,117,929,056	05/31/2018	—	(1,059)
	USD	1,348,035	DKK	8,115,500	06/01/2018	—	(29,802)
	USD	730,722	ARS	15,495,242	06/04/2018	1,395	—
	USD	2,681,258	BRL	9,305,710	06/04/2018	—	(32,926)
	USD	350,880	PHP	18,401,886	06/06/2018	4,734	—
	USD	1,107,861	CLP	658,354,508	06/07/2018	—	(34,610)
	USD	24,627,965	EUR	19,993,815	06/08/2018	—	(420,057)
	USD	519,665	ARS	10,829,812	06/11/2018	—	(10,246)
	USD	1,943,097	CNY	12,300,194	06/11/2018	—	(1,942)
	USD	483,524	MXN	8,940,000	06/12/2018	—	(8,490)
	USD	1,204,039	TWD	35,190,095	06/12/2018	—	(12,204)
	USD	516,936	ARS	10,829,812	06/14/2018	—	(8,482)
	USD	1,493,028	PEN	4,826,660	06/14/2018	—	(11,117)
	USD	11,201,436	AUD	14,395,076	06/20/2018	—	(362,624)
	USD	13,900,221	CAD	17,887,884	06/20/2018	47,610	—
	USD	768,652	CHF	736,670	06/20/2018	—	(22,187)
	USD	14,093,177	EUR	11,377,214	06/20/2018	—	(303,972)
	USD	9,630,274	GBP	6,846,694	06/20/2018	—	(182,296)
	USD	858,945	HKD	6,711,978	06/20/2018	—	(2,778)
	USD	352,129	INR	23,131,328	06/20/2018	—	(6,198)
	USD	10,945,161	JPY	1,166,120,197	06/20/2018	—	(242,693)
	USD	5,336,261	MXN	100,154,476	06/20/2018	—	(21,154)
	USD	152,939	NOK	1,191,455	06/20/2018	—	(4,167)
	USD	6,149,277	NZD	8,493,660	06/20/2018	—	(173,855)
	USD	926,686	SEK	7,678,599	06/20/2018	—	(46,552)
	USD	2,937,888	SGD	3,847,118	06/20/2018	—	(33,576)
	USD	4,448,554	TRY	18,358,409	06/20/2018	3,463	—
	USD	10,666,451	ZAR	128,461,236	06/20/2018	—	(425,925)
	USD	1,286,180	COP	3,496,236,501	06/25/2018	—	(42,459)
	USD	964,974	ARS	20,264,454	06/26/2018	—	(20,722)
	USD	1,750,405	ARS	37,029,813	07/03/2018	—	(32,483)
	USD	213,685	ARS	4,517,092	07/05/2018	—	(4,406)
	USD	622,357	ARS	13,193,961	07/12/2018	—	(13,938)
	USD	539,221	ARS	11,470,583	07/19/2018	—	(12,740)
	USD	375,922	TWD	11,078,045	07/27/2018	662	—
	USD	2,854,850	HKD	22,312,077	09/19/2018	—	(3,812)
	ZAR	14,999,786	USD	1,261,599	05/18/2018	60,690	—
	ZAR	41,467,635	USD	3,454,815	06/20/2018	149,146	—

						3,813,710	(5,380,952)

Standard Chartered Bank	CNH	4,882,905	EUR	624,037	06/20/2018	—	(14,775)
	CNH	7,338,241	USD	1,158,243	06/20/2018	—	(613)
	HKD	11,750,932	USD	1,517,000	05/11/2018	19,421	—

						19,421	(15,388)

Net Unrealized Appreciation/(Depreciation)						$3,913,862	$(5,403,397)

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Yuan Renminbi Offshore

CNY — Yuan Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW —South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
SEK	95,010	6/15/2018	0.050%/Annually	3 month STIBOR/Quarterly	$5,086	$1,501
MXN	20,000	6/17/2020	7.600%/Monthly	1 month TIIE/Monthly	(830)	616
AUD	13,080	6/20/2020	3 month BBSW/Quarterly	2.250%/Quarterly	(26,180)	9,569
GBP	8,360	6/20/2020	0.750%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(91,540)	11,184
GBP	12,410	6/20/2020	1.250%/Semi-annually	3 month GBP-LIBOR/Quarterly	42,048	28,968
EUR	39,140	12/16/2021	0.350%/Annually	6 month EURIBOR/Semi-annually	(102,797)	17,034
EUR	21,760	2/10/2023	0.850%/Annually	6 month EURIBOR/Semi-annually	8,429	132,063
EUR	34,020	6/20/2023	0.250%/Annually	6 month EURIBOR/Semi-annually	(529,896)	162,417
GBP	1,400	6/20/2023	1.000%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(44,946)	9,511
USD	22,510	9/4/2023	3 month USD-LIBOR/Quarterly	2.852%/Semi-annually	15,045	84,092
USD	21,050	11/20/2023	3 month USD-LIBOR/Quarterly	2.275%/Semi-annually	37,158	636,627
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	1,193	412
USD	8,700	2/28/2025	3 month USD-LIBOR/Quarterly	2.882%/Semi-annually	11,136	22,011
AUD	3,670	12/21/2027	6 month BBSW/Semi-annually	3.500%/Semi-annually	(34,219)	7,492
SEK	29,650	12/21/2027	3 month STIBOR/Quarterly	2.250%/Annually	(57,744)	14,162
EUR	5,000	6/20/2028	1.000%/Annually	6 month EURIBOR/Semi-annually	(89,673)	75,561
USD	70	6/20/2028	3 month USD-LIBOR/Quarterly	2.250%/Semi-annually	3,894	557
CHF	2,450	6/21/2028	1.000%/Annually	6 month CHF-LIBOR/Semi-annually	(12,104)	8,844
GBP	7,040	11/21/2028	6 month GBP-LIBOR/Semi-annually	1.400%/Semi-annually	128,580	80,081
GBP	1,230	3/17/2037	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	8,429	3,383
GBP	3,290	12/14/2037	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(26,463)	57,245
EUR	1,890	6/14/2038	6 month EURIBOR/Semi-annually	2.000%/Annually	548	10,378
JPY	62,080	6/16/2048	6 month JPY-LIBOR/Semi-annually	1.500%/Semi-annually	(12,723)	3,156
USD	40	6/20/2048	3 month USD-LIBOR/Quarterly	2.500%/Semi-annually	3,766	303
CAD	1,300	7/18/2048	3 month CDOR/Semi-annually	2.540%/Semi-annually	5,018	45,484
					$(758,785)	$1,422,651

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
SEK	88,570	9/15/2018	-0.330%/Annually	3 month STIBOR/Quarterly	$19,942	$(16,562)
USD	66,800	9/4/2019	2.206%/Maturity	less then 1 month FEDL/Maturity	(1,518)	(71,964)
SEK	249,590	6/20/2020	3 month STIBOR/Quarterly	0.100%/Annually	(96,979)	(29,451)
NOK	52,080	6/20/2020	1.450%/Annually	3 month NIBOR/Quarterly	2,343	(358)
EUR	5,600	6/20/2020	0.100%/Annually	3 month EURIBOR/Quarterly	37,068	(2)
CAD	12,390	6/20/2020	1.750%/Semi-annually	3 month CDOR/Semi-annually	(86,744)	(20,434)
USD	48,950	11/20/2020	2.139%/Semi-annually	3 month USD-LIBOR/Quarterly	(67,802)	(663,907)
SEK	310,950	12/16/2021	3 month STIBOR/Quarterly	0.500%/Annually	161,660	(86,175)
SEK	113,250	6/20/2022	3 month STIBOR/Quarterly	0.500%/Annually	(24,637)	(46,058)
CAD	7,800	7/18/2022	2.028%/Semi-annually	3 month CDOR/Semi-annually	(21,594)	(86,006)
PLN	9,940	12/20/2022	6 month WIBOR/Semi-annually	2.510%/Annually	(182)	(22,952)
USD	3,050	6/20/2023	3 month USD-LIBOR/Quarterly	2.000%/Semi-annually	132,374	(1,690)
SEK	305,960	6/20/2023	3 month STIBOR/Quarterly	0.500%/Annually	273,803	(141,343)
CAD	15,360	6/20/2023	2.000%/Semi-annually	3 month CDOR/Semi-annually	(286,002)	(20,926)
AUD	11,490	6/20/2023	6 month BBSW/Semi-annually	2.500%/Semi-annually	59,842	(2,164)
GBP	11,670	11/21/2023	1.200%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(117,322)	(78,107)
GBP	1,490	3/16/2027	1.600%/Semi-annually	6 month GBP-LIBOR/Semi-annually	3,259	(16,166)
SEK	34,440	11/2/2027	3 month STIBOR/Quarterly	2.000%/Annually	1,622	(10,848)
EUR	2,230	12/19/2027	1.500%/Annually	6 month EURIBOR/Semi-annually	6,849	(15,981)
USD	5,820	12/21/2027	2.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(67,683)	(130)
SEK	20,450	6/20/2028	3 month STIBOR/Quarterly	1.500%/Annually	(21,282)	(26,779)
GBP	1,130	6/20/2028	6 month GBP-LIBOR/Semi-annually	1.250%/Semi-annually	56,646	(8,519)
CAD	14,760	6/20/2028	2.250%/Semi-annually	3 month CDOR/Semi-annually	(359,052)	(91,943)
AUD	1,990	6/20/2028	6 month BBSW/Semi-annually	3.000%/Semi-annually	(2,337)	(3,684)
NZD	3,010	6/21/2028	3 month NDBB/Quarterly	4.000%/Semi-annually	338	(17,226)
GBP	4,860	6/20/2033	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	199,474	(47,740)
USD	3,410	6/16/2037	2.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(76,609)	(5,078)
EUR	2,430	6/20/2038	6 month EURIBOR/Semi-annually	1.500%/Annually	24,375	(25,097)
USD	5,240	6/17/2047	2.500%/Semi-annually	3 month USD-LIBOR/Quarterly	(113,648)	(1,030)
EUR	3,420	6/16/2048	6 month EURIBOR/Semi-annually	1.750%/Annually	(25,385)	(6,048)
GBP	340	6/20/2048	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	22,864	(4,196)

					$(366,317)	$(1,568,564)

Net Unrealized Appreciation/(Depreciation)					$(1,125,102)	$(145,913)

@	Illiquid security. At April 30, 2018, the aggregate value of these securities was ($1,271,015) representing (0.3%) of net assets.

BBSW — Bank Bill Swap Reference Rate

CDOR — Canadian Dollar Offered Rate

EURIBOR — Euro Interbank Offered Rate

FEDL — US Federal Funds Effective Rate

LIBOR — London Interbank Offered Rate

NDBB — New Zealand Bank Dollar Bill

NIBOR — Norwegian Interbank Offered Rate

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

WIBOR — Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues —Buy Protection@ (1)

							Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at April 30, 2018 (2)	Notional Amount (3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.3125%	$12,180	$17,215	$(270,585)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.3125%	240	356	(5,349)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.3125%	80	113	(1,777)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.3125%	11,780	17,493	(262,542)

Total							$35,177	$(540,253)

Centrally Cleared Credit Default Swaps on Credit Indicies —Buy Protection@ (1)

					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at April 30, 2018 (2)	Notional Amount (3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX Emerging Markets Index	(1.000)%	6/20/2023	1.4108%	$6,660	$132,657	$(2,454)

Centrally Cleared Credit Default Swaps on Credit Indicies —Sell Protection@ (5)

					Value(4)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2018 (2)	Notional Amount (3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	1.000%	6/20/2023	0.6025%	$21,625	$398,213	$1,495
iTraxx Europe Index	1.000%	6/20/2023	0.5463%	7,900	194,870	25,382
iTraxx Europe Crossover Index	5.000%	6/20/2023	2.7113%	3,700	440,099	33,147

Total					$1,033,182	$60,024

@	Illiquid security. At April 30, 2018, the aggregate value of these securities was $718,333 representing 0.2% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Industry Allocation*
Sovereign	42.3%
Diversified Financial Services	9.5
Registered Investment Companies	8.6
Sovereign Agency	6.4
United States Treasury Bonds	5.5
Banks-Commercial	4.3
United States Treasury Notes	3.2
Commercial Paper	2.9
Banks-Special Purpose	2.8
Foreign Government Obligations	2.2
Regional Agencies	1.8
Diversified Banking Institutions	1.5
Winding-Up Agency	1.5
Regional Authority	0.7
Pipelines	0.7
Federal National Mtg. Assoc.	0.6
Brewery	0.6
Federal Home Loan Bank	0.5
Tobacco	0.5
Cellular Telecom	0.5
SupraNational Banks	0.4
Federal Home Loan Mtg. Corp.	0.4
Banks-Super Regional	0.3
Telephone-Integrated	0.3
Retail-Discount	0.2
Agricultural Chemicals	0.2
Medical-Drugs	0.2
Water	0.2
Medical-HMO	0.1
Oil Companies-Integrated	0.1
Real Estate Investment Trusts	0.1
Oil Refining & Marketing	0.1
Options-Purchased	0.0

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Cayman Islands	$—	$9,668,220	$—	$9,668,220
United Kingdom	—	3,003,210	—	3,003,210
United States	—	28,051,105	850,000	28,901,105
Corporate Bonds & Notes	—	93,971,409	—	93,971,409
Foreign Government Obligations	—	189,154,876	—	189,154,876
Structured Notes	—	3,665,281	—	3,665,281
U.S. Government Agencies	—	6,509,984	—	6,509,984
U.S. Government Treasuries	—	37,965,491	—	37,965,491
Preferred Securities/Capital Securities	—	1,313,220	—	1,313,220
Options-Purchased	—	87,286	—	87,286
Short-Term Investment Securities:
Commercial Paper	—	12,625,679	—	12,625,679
Foreign Government Obligations	—	9,568,112	—	9,568,112
Registered Invesment Companies	37,553,335	—	—	37,553,335

Total Investments at Value	$37,553,335	$395,583,873	$850,000	$433,987,208

Other Financial Instruments:+
Futures Contracts	$404,273	$—	$—	$404,273
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	10,586	—	10,586
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	62,323	—	62,323
Forward Foreign Currency Contracts	—	3,913,862	—	3,913,862
Centrally Cleared Interest Rate Swap Contracts	—	1,422,651	—	1,422,651
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	60,024	—	60,024

Total Other Financial Instruments	$404,273	$5,469,446	$—	$5,873,719

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$115,301	$—	$—	$115,301
Forward Foreign Currency Contracts	—	5,403,397	—	5,403,397
Centrally Cleared Interest Rate Swap Contracts	—	1,568,564	—	1,568,564
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	540,253	—	540,253
Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection	—	2,454		2,454

Total Other Financial Instruments	$115,301	$7,514,668	$—	$7,629,969

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material poration of the Portfolio

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 32.3%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	1,959	$46,213

Aerospace/Defense — 0.7%
Boeing Co.	179	59,707
Esterline Technologies Corp.†	165	11,855
Lockheed Martin Corp.	65	20,855

		92,417

Airlines — 0.1%
Copa Holdings SA, Class A	60	7,030

Appliances — 0.1%
Whirlpool Corp.	71	11,001

Applications Software — 0.8%
Microsoft Corp.	769	71,917
New Relic, Inc.†	460	32,149
salesforce.com, Inc.†	77	9,316
ServiceNow, Inc.†	14	2,326

		115,708

Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	281	4,707

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	1,406	51,656

Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc.	165	7,374

Banks-Commercial — 0.9%
Citizens Financial Group, Inc.	1,157	48,004
International Bancshares Corp.	454	18,069
SVB Financial Group†	159	47,638
Western Alliance Bancorp†	124	7,314

		121,025

Banks-Fiduciary — 0.4%
State Street Corp.	493	49,192

Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.	98	5,597

Banks-Super Regional — 0.2%
Comerica, Inc.	230	21,753

Brewery — 0.3%
Molson Coors Brewing Co., Class B	660	47,018

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.	963	27,282

Building Products-Wood — 0.1%
Masco Corp.	406	15,375

Building-Residential/Commercial — 0.3%
PulteGroup, Inc.	1,272	38,618
TRI Pointe Group, Inc.†	461	7,888

		46,506

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	76	20,618
Comcast Corp., Class A	1,495	46,928

		67,546

Casino Hotels — 0.1%
Las Vegas Sands Corp.	234	17,159

Chemicals-Diversified — 0.1%
Huntsman Corp.	265	7,889

Chemicals-Specialty — 0.0%
Ingevity Corp.†	8	615

Coal — 0.2%
Arch Coal, Inc., Class A	113	9,134
Peabody Energy Corp.	413	15,219

		24,353

Commercial Services — 0.0%
ServiceSource International, Inc.†	810	3,070

Commercial Services-Finance — 0.4%
S&P Global, Inc.	282	53,185

Computer Data Security — 0.3%
Fortinet, Inc.†	829	45,893

Computer Services — 0.5%
International Business Machines Corp.	432	62,623

Computer Software — 0.7%
Citrix Systems, Inc.†	477	49,088
Splunk, Inc.†	418	42,908

		91,996

Computers — 0.8%
Apple, Inc.	582	96,181
HP, Inc.	393	8,446

		104,627

Computers-Memory Devices — 0.6%
NetApp, Inc.	715	47,605
Western Digital Corp.	529	41,680

		89,285

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	49	5,073

Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	308	6,262

Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	579	31,845
Graphic Packaging Holding Co.	415	5,934

		37,779

Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	22	1,435
Estee Lauder Cos., Inc., Class A	176	26,064

		27,499

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	67	13,031

Distribution/Wholesale — 0.2%
KAR Auction Services, Inc.	486	25,267

Diversified Banking Institutions — 0.1%
Bank of America Corp.	113	3,381
JPMorgan Chase & Co.	152	16,535

		19,916

Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand PLC	566	47,482

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	64	100,232
eBay, Inc.†	33	1,250

		101,482

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	6	13,068
Expedia, Inc.	12	1,382
Liberty Expedia Holdings, Inc., Class A†	142	5,794
MercadoLibre, Inc.	37	12,565

		32,809

E-Marketing/Info — 0.1%
New Media Investment Group, Inc.	709	11,755

Electric-Integrated — 0.2%
MDU Resources Group, Inc.	1,214	34,198

Electronic Components-Misc. — 0.1%
Jabil, Inc.	705	18,753

Electronic Components-Semiconductors — 0.2%
Micron Technology, Inc.†	526	24,185
Texas Instruments, Inc.	74	7,506

		31,691

Electronic Forms — 0.3%
Adobe Systems, Inc.†	215	47,644

Electronic Measurement Instruments — 0.2%
National Instruments Corp.	719	29,400

Engineering/R&D Services — 0.0%
AECOM†	46	1,584

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	1,387	36,201

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	199	5,831
Synchrony Financial	68	2,255

		8,086

Finance-Investment Banker/Broker — 0.1%
LPL Financial Holdings, Inc.	142	8,601

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	2,487	33,226
Intercontinental Exchange, Inc.	298	21,593

		54,819

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	1,007	36,544

Food-Confectionery — 0.1%
Simply Good Foods Co.†	609	7,893

Food-Misc./Diversified — 0.3%
Conagra Brands, Inc.	1,156	42,853
Mondelez International, Inc., Class A	83	3,278

		46,131

Garden Products — 0.2%
Toro Co.	533	31,122

Golf — 0.1%
Callaway Golf Co.	587	10,132

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	245	19,316
Marriott International, Inc., Class A	130	17,768
Wyndham Worldwide Corp.	182	20,786

		57,870

Human Resources — 0.4%
Insperity, Inc.	610	48,952

Instruments-Controls — 0.3%
Honeywell International, Inc.	198	28,647
Mettler-Toledo International, Inc.†	14	7,839

		36,486

Insurance Brokers — 0.0%
Arthur J. Gallagher & Co.	82	5,739

Insurance-Life/Health — 0.0%
American Equity Investment Life Holding Co.	64	1,933

Insurance-Multi-line — 0.4%
Allstate Corp.	533	52,138

Insurance-Property/Casualty — 0.9%
Arch Capital Group, Ltd.†	386	30,930
Berkshire Hathaway, Inc., Class B†	90	17,436
Progressive Corp.	549	33,099
White Mountains Insurance Group, Ltd.	53	45,860

		127,325

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	563	32,907
Reinsurance Group of America, Inc.	139	20,767

		53,674

Internet Connectivity Services — 0.2%
Cogent Communications Holdings, Inc.	666	31,402

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	386	66,392
Netflix, Inc.†	54	16,873

		83,265

Internet Content-Information/News — 0.0%
Yelp, Inc.†	35	1,570

Internet Security — 0.2%
Palo Alto Networks, Inc.†	126	24,256

Investment Companies — 0.1%
Leucadia National Corp.	808	19,424

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	258	4,644

Leisure Products — 0.1%
Marine Products Corp.	545	8,268

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	204	29,449

Medical Instruments — 0.9%
Boston Scientific Corp.†	1,779	51,093
Edwards Lifesciences Corp.†	66	8,406
Medtronic PLC	788	63,142

		122,641

Medical Products — 0.2%
Baxter International, Inc.	46	3,197
Orthofix International NV†	96	5,858
West Pharmaceutical Services, Inc.	219	19,318

		28,373

Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	58	6,823
Amgen, Inc.	76	13,260
Biogen, Inc.†	147	40,219
Celgene Corp.†	462	40,240
Exelixis, Inc.†	28	583
PTC Therapeutics, Inc.†	131	3,633
Regeneron Pharmaceuticals, Inc.†	59	17,917
Vertex Pharmaceuticals, Inc.†	187	28,641

		151,316

Medical-Drugs — 2.0%
AbbVie, Inc.	727	70,192
Bristol-Myers Squibb Co.	965	50,305
Johnson & Johnson	323	40,856
Merck & Co., Inc.	1,145	67,406
Pfizer, Inc.	19	696
Zoetis, Inc.	622	51,925

		281,380

Medical-HMO — 0.7%
Anthem, Inc.	62	14,632
Humana, Inc.	163	47,951
WellCare Health Plans, Inc.†	189	38,775

		101,358

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	340	32,552

Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	310	4,715

Multimedia — 0.1%
Time Warner, Inc.	116	10,997

Networking Products — 0.3%
Arista Networks, Inc.†	134	35,450

Oil Companies-Exploration & Production — 0.6%
CNX Resources Corp.†	1,396	20,745
ConocoPhillips	893	58,491
Marathon Oil Corp.	167	3,048

		82,284

Oil Companies-Integrated — 0.1%
Exxon Mobil Corp.	133	10,341

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	297	18,025
Marathon Petroleum Corp.	632	47,343
Phillips 66	481	53,540
Valero Energy Corp.	486	53,912

		172,820

Oil-Field Services — 0.4%
Halliburton Co.	984	52,142

Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	56	2,369

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	309	2,101

Publishing-Newspapers — 0.1%
News Corp., Class A	1,030	16,459

Real Estate Investment Trusts — 1.7%
American Tower Corp.	320	43,635
DiamondRock Hospitality Co.	322	3,558
Equinix, Inc.	20	8,416
Forest City Realty Trust, Inc., Class A	1,893	37,974
Gaming and Leisure Properties, Inc.	27	925
Host Hotels & Resorts, Inc.	1,954	38,220
Kimco Realty Corp.	473	6,863
Mack-Cali Realty Corp.	670	11,504
Pebblebrook Hotel Trust	670	23,443
Piedmont Office Realty Trust, Inc., Class A	1,307	23,422
SBA Communications Corp.†	253	40,538

		238,498

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	727	32,940
Jones Lang LaSalle, Inc.	138	23,393
Realogy Holdings Corp.	238	5,905

		62,238

Recreational Vehicles — 0.0%
MCBC Holdings, Inc.†	74	1,776

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	943	24,160
Burlington Stores, Inc.†	146	19,834
Express, Inc.†	300	2,352
Ross Stores, Inc.	74	5,983

		52,329

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	646	49,438

Retail-Discount — 0.0%
Dollar Tree, Inc.†	38	3,644

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	828	55,021

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	93	7,891

Retail-Restaurants — 0.3%
McDonald’s Corp.	137	22,939
Yum! Brands, Inc.	251	21,862

		44,801

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	362	11,979
Zumiez, Inc.†	106	2,480

		14,459

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	585	29,057
KLA-Tencor Corp.	395	40,187
Lam Research Corp.	43	7,958

		77,202

Steel-Producers — 0.1%
Carpenter Technology Corp.	294	15,658
Steel Dynamics, Inc.	34	1,524

		17,182

Telecom Services — 0.1%
Vonage Holdings Corp.†	833	9,313

Tobacco — 0.0%
Vector Group, Ltd.	35	683

Transport-Rail — 0.4%
CSX Corp.	512	30,408
Norfolk Southern Corp.	128	18,364

		48,772

Transport-Services — 0.1%
Ryder System, Inc.	116	7,822

Transport-Truck — 0.1%
Werner Enterprises, Inc.	593	20,340

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	50	50,929
Alphabet, Inc., Class C†	50	50,866

		101,795

Total Common Stocks (cost $4,361,631)		4,476,146

EXCHANGE-TRADED FUNDS — 5.7%
iShares MSCI EAFE Small-Cap ETF	5,233	343,390
SPDR S&P International Small-Cap ETF	8,991	319,990
Vanguard REIT ETF	1,616	122,961

Total Exchange-Traded Funds (cost $770,352)		786,341

Total Long-Term Investment Securities (cost $5,131,983)		5,262,487

SHORT-TERM INVESTMENT SECURITIES — 59.3%
Registered Investment Companies — 59.3%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.63%(1) (cost $8,236,608)	8,236,608	8,236,608

TOTAL INVESTMENTS (cost $13,368,591)	97.3%	13,499,095
Other assets less liabilities	2.7	378,861

NET ASSETS	100.0%	$13,877,956

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2018

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
7	Long	S&P 500 E-Mini Index	June 2018	$933,986	$926,450	$(7,536)
11	Long	U.S. Treasury Long Bonds	June 2018	1,569,614	1,582,281	12,667
11	Long	MSCI Emerging Markets	June 2018	660,800	633,710	(27,090)
22	Long	MSCI EAFE Index	June 2018	2,231,843	2,229,150	(2,693)
5	Long	E-Mini Russell 2000 Index	June 2018	393,436	385,950	(7,486)
21	Long	U.S. Treasury 10 Year Notes	June 2018	2,518,082	2,512,125	(5,957)

						$(38,095)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection@ (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate/ Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2018(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	06/20/2028	1.0375%	$4,280	$(16,127)	$1,084

@	Illiquid security. At April 30, 2018, the aggregate value of these securities was ($15,043) representing (0.1)% of net assets
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,476,146	$—	$—	$4,476,146
Exchanged -Traded Funds	786,341	—	—	786,341
Short-Term Investment Securities	8,236,608	—	—	8,236,608

Total Investments at Value	$13,499,095	$—	$—	$13,499,095

Other Financial Instruments:†
Future Contracts	$12,667	$—	$—	$12,667
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	1,084	—	1,084

Total Other Financial Instruments	$12,667	$1,084	$—	$13,751

LIABILITIES:
Other Financial Instruments:†
Future Contracts	$50,762	$—	$—	$50,762

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 50.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	891,988	$19,828,883
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	177,734	1,967,518
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	213,486	2,440,146

Total Domestic Equity Investment Companies (cost $23,713,933)		24,236,547

Domestic Fixed Income Investment Companies — 37.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,008,685	10,107,026
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	840,442	8,227,926

Total Domestic Fixed Income Investment Companies (cost $18,594,713)		18,334,952

International Equity Investment Companies — 12.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $5,649,446)	498,944	5,792,741

TOTAL INVESTMENTS (cost $47,958,092)	100.1%	48,364,240
Liabilities in excess of other assets	(0.1)	(37,219)

NET ASSETS	100.0%	$48,327,021

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$48,364,240	$—	$—	$48,364,240

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 64.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,349,542	$52,230,311
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	719,755	7,967,685
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	436,949	4,994,326

Total Domestic Equity Investment Companies (cost $63,417,349)		65,192,322

Domestic Fixed Income Investment Companies — 18.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,055,181	10,572,915
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	777,684	7,613,531

Total Domestic Fixed Income Investment Companies (cost $18,456,728)		18,186,446

International Equity Investment Companies — 17.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $16,769,770)	1,483,304	17,221,156

TOTAL INVESTMENTS (cost $98,643,847)	100.1%	100,599,924
Liabilities in excess of other assets	(0.1)	(53,531)

NET ASSETS	100.0%	$100,546,393

†	Non-income producing security
@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$100,599,924	$—	$—	$100,599,924

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 69.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,036,952	$156,431,438
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,979,927	21,917,786
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,198,063	13,693,858

Total Domestic Equity Investment Companies (cost $187,185,280)		192,043,082

Domestic Fixed Income Investment Companies — 8.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,273,822	12,763,692
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,025,479	10,039,438

Total Domestic Fixed Income Investment Companies (cost $23,081,803)		22,803,130

International Equity Investment Companies — 22.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $59,434,804)	5,253,715	60,995,646

TOTAL INVESTMENTS (cost $269,701,887)	100.0%	275,841,858
Liabilities in excess of other assets	(0.0)	(96,369)

NET ASSETS	100.0%	$275,745,489

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$275,841,858	$—	$—	$275,841,858

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 87.0%
Australia — 5.6%
AGL Energy, Ltd.	15,373	$250,687
Alumina, Ltd.	56,777	111,888
Amcor, Ltd.	26,716	275,701
AMP, Ltd.	68,250	206,638
APA Group	25,987	162,915
Aristocrat Leisure, Ltd.	12,476	250,521
ASX, Ltd.	4,400	193,541
Aurizon Holdings, Ltd.	47,266	159,566
AusNet Services	40,564	52,248
Australia & New Zealand Banking Group, Ltd.	67,497	1,359,157
Bank of Queensland, Ltd.	8,917	67,209
Bendigo & Adelaide Bank, Ltd.	10,828	86,136
BHP Billiton, Ltd.	73,230	1,704,654
BlueScope Steel, Ltd.	13,204	162,329
Boral, Ltd.	27,488	141,357
Brambles, Ltd.	36,597	271,234
Caltex Australia, Ltd.	6,001	139,676
Challenger, Ltd.	13,208	106,638
CIMIC Group, Ltd.	2,259	76,608
Coca-Cola Amatil, Ltd.	13,209	92,119
Cochlear, Ltd.	1,321	192,260
Commonwealth Bank of Australia	39,437	2,125,058
Computershare, Ltd.	10,611	135,003
Crown Resorts, Ltd.	8,508	82,597
CSL, Ltd.	10,369	1,324,017
Dexus	22,137	157,748
Domino’s Pizza Enterprises, Ltd.	1,431	45,329
Flight Centre Travel Group, Ltd.	1,300	54,555
Fortescue Metals Group, Ltd.	35,886	122,727
Goodman Group	40,859	278,409
GPT Group	40,571	147,470
Harvey Norman Holdings, Ltd.	13,033	34,403
Healthscope, Ltd.	39,962	72,959
Incitec Pivot, Ltd.	38,774	110,302
Insurance Australia Group, Ltd.	54,795	324,795
LendLease Group	12,881	172,843
Macquarie Group, Ltd.	7,460	605,922
Medibank Private, Ltd.	63,047	138,365
Mirvac Group	86,054	144,750
National Australia Bank, Ltd.	61,222	1,329,758
Newcrest Mining, Ltd.	17,672	280,356
Orica, Ltd.	8,679	129,527
Origin Energy, Ltd.†	40,391	294,629
QBE Insurance Group, Ltd.	31,680	236,878
Ramsay Health Care, Ltd.	3,257	158,050
REA Group, Ltd.	1,246	75,619
Rio Tinto, Ltd.	9,808	587,339
Santos, Ltd.†	42,336	194,661
Scentre Group	122,479	370,685
SEEK, Ltd.	7,755	112,908
Sonic Healthcare, Ltd.	9,008	159,877
South32, Ltd.	122,819	342,102
Stockland	54,708	170,226
Suncorp Group, Ltd.	29,625	311,859
Sydney Airport	25,619	136,997
Tabcorp Holdings, Ltd.	46,730	153,435
Telstra Corp., Ltd.	95,411	227,468
TPG Telecom, Ltd.	7,723	32,299
Transurban Group	47,514	413,928
Treasury Wine Estates, Ltd.	16,933	241,440
Vicinity Centres	77,755	142,578
Wesfarmers, Ltd.	26,017	854,416
Westfield Corp.	45,627	315,241
Westpac Banking Corp.	77,209	1,658,497
Woodside Petroleum, Ltd.	19,150	462,789
Woolworths Group, Ltd.	29,756	622,619

		22,156,515

Austria — 0.2%
ANDRITZ AG	1,706	91,682
Erste Group Bank AG	6,938	338,950
OMV AG	3,382	209,437
Raiffeisen Bank International AG†	3,431	115,361
voestalpine AG	2,643	139,037

		894,467

Belgium — 0.9%
Ageas	4,497	240,452
Anheuser-Busch InBev SA	17,428	1,725,536
Colruyt SA	1,486	83,561
Groupe Bruxelles Lambert SA	1,859	212,265
KBC Group NV	5,785	504,100
Proximus SADP	3,445	105,142
Solvay SA	1,714	238,232
Telenet Group Holding NV†	1,233	71,977
UCB SA	2,917	219,820
Umicore SA	4,342	241,474

		3,642,559

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	14,000	110,447
First Pacific Co., Ltd.	48,000	24,647
Hongkong Land Holdings, Ltd.	27,100	196,600
Jardine Matheson Holdings, Ltd.	4,900	297,424
Jardine Strategic Holdings, Ltd.	5,112	193,431
Kerry Properties, Ltd.	16,500	78,879
Kingston Financial Group, Ltd.	92,973	47,714
Li & Fung, Ltd.	132,000	66,439
NWS Holdings, Ltd.	35,000	68,906
Shangri-La Asia, Ltd.	30,000	58,526
Yue Yuen Industrial Holdings, Ltd.	15,500	43,993

		1,187,006

Cayman Islands — 0.7%
ASM Pacific Technology, Ltd.	6,400	87,437
CK Asset Holdings, Ltd.	59,500	512,931
CK Hutchison Holdings, Ltd.	62,000	732,258
Melco Resorts & Entertainment, Ltd. ADR	5,790	180,706
MGM China Holdings, Ltd.	22,000	60,317
Minth Group, Ltd.	16,846	80,050
Sands China, Ltd.	56,000	323,144
WH Group, Ltd.*	201,000	208,366
Wharf Real Estate Investment Co., Ltd.	27,000	202,686
Wynn Macau, Ltd.	36,400	134,494

		2,522,389

Denmark — 1.5%
AP Moller - Maersk A/S, Series A	90	137,651
AP Moller - Maersk A/S, Series B	153	244,994
Carlsberg A/S, Class B	2,485	277,835
Chr. Hansen Holding A/S	2,270	205,789
Coloplast A/S, Class B	2,716	230,148
Danske Bank A/S	16,961	590,912
DSV A/S	4,338	343,372
Genmab A/S†	1,321	267,129
H. Lundbeck A/S	1,589	92,363

ISS A/S	3,853	134,529
Novo Nordisk A/S, Class B	42,665	2,003,157
Novozymes A/S, Class B	5,349	252,177
Orsted A/S*	4,317	283,961
Pandora A/S	2,561	284,590
TDC A/S†	18,806	152,956
Tryg A/S	2,547	60,336
Vestas Wind Systems A/S	4,929	318,418
William Demant Holding A/S†	2,759	107,362

		5,987,679

Finland — 0.9%
Elisa Oyj	3,244	143,612
Fortum Oyj	10,333	237,930
Kone Oyj, Class B	7,751	384,902
Metso Oyj	2,592	92,282
Neste Oyj	2,942	247,365
Nokia Oyj	134,517	811,533
Nokian Renkaat Oyj	2,653	106,117
Orion Oyj, Class B	2,371	71,955
Sampo Oyj, Class A	10,257	551,728
Stora Enso Oyj, Class R	12,735	251,562
UPM-Kymmene Oyj	12,308	439,044
Wartsila Oyj Abp	10,320	218,771

		3,556,801

France — 9.0%
Accor SA	4,273	241,339
Aeroports de Paris	682	149,721
Air Liquide SA	9,862	1,281,308
Alstom SA	3,512	159,210
Amundi SA*	1,361	115,400
Arkema SA	1,576	205,984
Atos SE	2,180	293,720
AXA SA	44,668	1,276,876
BioMerieux	925	73,058
BNP Paribas SA	25,764	1,985,727
Bollore SA	20,165	100,005
Bouygues SA	4,770	242,212
Bureau Veritas SA	5,996	156,183
Capgemini SE	3,744	513,841
Carrefour SA	13,040	266,841
Casino Guichard Perrachon SA	1,280	66,291
Cie de Saint-Gobain	11,528	602,041
Cie Generale des Etablissements Michelin SCA	3,938	552,638
CNP Assurances	3,961	101,266
Credit Agricole SA	25,876	425,131
Danone SA	13,743	1,107,952
Dassault Aviation SA	54	107,685
Dassault Systemes SE	2,935	379,032
Edenred	4,891	167,910
Eiffage SA	1,678	199,294
Electricite de France SA	12,633	176,629
Engie SA	42,130	738,353
Essilor International Cie Generale d’Optique SA	4,767	648,754
Eurazeo SA	979	85,731
Eutelsat Communications SA	4,036	87,269
Faurecia SA	1,740	141,933
Fonciere Des Regions	748	83,573
Gecina SA	1,057	182,672
Getlink SE	10,855	153,145
Hermes International	722	466,496
ICADE	872	86,457
Iliad SA	605	120,989
Imerys SA	836	76,069
Ingenico Group SA	1,276	111,250
Ipsen SA	869	140,695
JCDecaux SA	1,734	61,859
Kering SA	1,751	1,010,081
Klepierre SA	5,088	207,948
L’Oreal SA	5,814	1,392,422
Lagardere SCA	2,696	77,019
Legrand SA	6,170	478,485
LVMH Moet Hennessy Louis Vuitton SE	6,352	2,210,990
Natixis SA	21,608	176,687
Orange SA	45,938	835,033
Pernod Ricard SA	4,871	807,917
Peugeot SA	13,425	330,361
Publicis Groupe SA	4,646	347,240
Remy Cointreau SA	511	70,269
Renault SA	4,371	472,922
Rexel SA	6,935	107,257
Safran SA	7,599	891,216
Sanofi	25,947	2,048,060
Schneider Electric SE	12,982	1,172,662
SCOR SE	3,983	161,636
SEB SA	526	100,728
Societe BIC SA	657	66,941
Societe Generale SA	17,682	968,532
Sodexo SA	2,102	207,724
Suez	8,433	121,591
Teleperformance	1,313	210,426
Thales SA	2,425	306,793
TOTAL SA	54,128	3,399,043
UbiSoft Entertainment SA†	1,433	136,574
Unibail-Rodamco SE	2,297	549,901
Valeo SA	5,513	366,864
Veolia Environnement SA	11,064	261,976
Vinci SA	11,541	1,152,408
Vivendi SA	23,645	623,668
Wendel SA	634	95,470

		35,499,383

Germany — 8.4%
adidas AG	4,346	1,068,608
Allianz SE	10,240	2,422,441
Axel Springer SE	957	78,268
BASF SE	21,017	2,183,486
Bayer AG	18,925	2,265,504
Bayerische Motoren Werke AG	7,640	852,696
Bayerische Motoren Werke AG (Preference Shares)	1,293	125,077
Beiersdorf AG	2,289	259,375
Brenntag AG	3,591	205,495
Commerzbank AG†	24,494	315,883
Continental AG	2,543	679,295
Covestro AG*	2,761	250,919
Daimler AG	22,004	1,734,576
Deutsche Bank AG	47,542	651,280
Deutsche Boerse AG	4,437	596,986
Deutsche Lufthansa AG	5,369	156,418
Deutsche Post AG	22,184	966,018
Deutsche Telekom AG	75,541	1,320,820
Deutsche Wohnen SE	8,224	388,358
Drillisch AG†	1,207	87,585
E.ON SE	50,557	552,870
Evonik Industries AG	3,773	134,103
Fraport AG Frankfurt Airport Services Worldwide	936	90,629

Fresenius Medical Care AG & Co. KGaA	4,938	502,851
Fresenius SE & Co. KGaA	9,568	730,476
FUCHS PETROLUB SE (Preference Shares)	1,586	85,215
GEA Group AG	4,237	165,562
Hannover Rueck SE	1,396	196,225
HeidelbergCement AG	3,452	338,479
Henkel AG & Co. KGaA	2,381	284,034
Henkel AG & Co. KGaA (Preference Shares)	4,119	523,981
HOCHTIEF AG	443	80,849
HUGO BOSS AG	1,528	143,283
Infineon Technologies AG	26,121	668,997
Innogy SE*	3,203	141,180
K+S AG	4,417	129,992
KION Group AG	1,619	135,089
LANXESS AG	2,107	156,029
Linde AG†	4,235	941,070
MAN SE	730	84,163
Merck KGaA	2,972	291,017
METRO AG	4,129	59,871
MTU Aero Engines AG	1,176	202,358
Muenchener Rueckversicherungs-Gesellschaft AG	3,544	812,065
OSRAM Licht AG	2,268	130,395
Porsche Automobil Holding SE (Preference Shares)	3,529	300,908
ProSiebenSat.1 Media SE	5,376	195,296
RWE AG	11,934	286,105
SAP SE	22,468	2,504,247
Schaeffler AG (Preference Shares)	3,826	59,348
Siemens AG	17,549	2,232,405
Symrise AG	2,829	228,494
Telefonica Deutschland Holding AG	16,928	80,882
thyssenkrupp AG	10,038	261,774
TUI AG	10,170	229,364
Uniper SE	4,593	142,120
United Internet AG	2,835	183,392
Volkswagen AG	754	154,222
Volkswagen AG (Preference Shares)	4,283	886,944
Vonovia SE	11,045	553,914
Wirecard AG	2,675	363,682
Zalando SE†*	2,570	132,207

		32,985,175

Hong Kong — 2.1%
AIA Group, Ltd.	276,600	2,469,532
Bank of East Asia, Ltd.	28,000	122,819
BOC Hong Kong Holdings, Ltd.	86,000	444,198
CLP Holdings, Ltd.	38,000	393,415
Galaxy Entertainment Group, Ltd.	53,000	463,742
Hang Lung Group, Ltd.	21,000	63,477
Hang Lung Properties, Ltd.	46,000	108,673
Hang Seng Bank, Ltd.	17,300	437,620
Henderson Land Development Co., Ltd.	26,900	170,464
Hong Kong & China Gas Co., Ltd.	189,300	395,426
Hong Kong Exchanges & Clearing, Ltd.	27,100	878,419
Hysan Development Co., Ltd.	12,000	69,877
I-CABLE Communications, Ltd.†	30,269	646
Link REIT	50,500	446,178
MTR Corp., Ltd.	33,000	185,334
New World Development Co., Ltd.	134,000	196,705
PCCW, Ltd.	93,000	57,563
Power Assets Holdings, Ltd.	32,000	237,592
Sino Land Co., Ltd.	78,000	134,768
SJM Holdings, Ltd.	46,000	46,038
Sun Hung Kai Properties, Ltd.	33,000	529,758
Swire Pacific, Ltd., Class A	12,000	118,731
Swire Properties, Ltd.	26,600	94,398
Techtronic Industries Co., Ltd.	30,500	178,375
Wharf Holdings, Ltd.	27,000	89,901
Wheelock & Co., Ltd.	17,000	126,228

		8,459,877

Ireland — 0.5%
AIB Group PLC	18,589	110,484
Bank of Ireland Group PLC London Exchange	17,262	154,016
Bank of Ireland Group PLC	3,863	34,635
CRH PLC	2,105	74,706
CRH PLC (ISE)	17,083	605,716
DCC PLC	2,064	198,538
James Hardie Industries PLC CDI	10,127	179,395
Kerry Group PLC, Class A (ISE)	398	40,488
Kerry Group PLC, Class A (LSE)	3,227	327,986
Paddy Power Betfair PLC	1,835	181,427

		1,907,391

Isle of Man — 0.0%
Genting Singapore PLC	139,700	123,567

Israel — 0.4%
Azrieli Group, Ltd.	978	44,760
Bank Hapoalim B.M.	23,990	163,769
Bank Leumi Le-Israel B.M.	33,307	196,330
Bezeq The Israeli Telecommunication Corp., Ltd.	47,111	59,349
Check Point Software Technologies, Ltd.†	2,959	285,573
Elbit Systems, Ltd.	547	63,013
Frutarom Industries, Ltd.	879	83,925
Israel Chemicals, Ltd.	11,934	53,382
Mizrahi Tefahot Bank, Ltd.	3,013	55,074
NICE, Ltd.†	1,379	131,022
Teva Pharmaceutical Industries, Ltd. ADR	20,974	377,113

		1,513,310

Italy — 1.9%
Assicurazioni Generali SpA	28,709	578,870
Atlantia SpA	10,507	347,437
Davide Campari-Milano SpA	12,803	95,992
Enel SpA	185,331	1,173,877
Eni SpA	58,637	1,144,290
Intesa Sanpaolo SpA	307,351	1,168,484
Intesa Sanpaolo SpA RSP	21,403	84,836
Leonardo SpA	9,345	107,877
Luxottica Group SpA	3,883	242,270
Mediobanca Banca di Credito Finanziario SpA	13,156	159,604
Poste Italiane SpA*	11,885	116,079
Prysmian SpA	4,455	130,805
Recordati SpA	2,446	87,343
Snam SpA	52,829	253,328
Telecom Italia SpA†	263,741	259,671
Telecom Italia SpA RSP	138,908	119,196
Terna Rete Elettrica Nazionale SpA	32,624	195,494
UniCredit SpA	46,094	997,391
UnipolSai Assicurazioni SpA	26,021	69,955

		7,332,799

Japan — 21.1%
ABC-Mart, Inc.	800	52,691
Acom Co., Ltd.	9,400	42,603
Aeon Co., Ltd.	14,000	279,502
AEON Financial Service Co., Ltd.	2,800	65,656
Aeon Mall Co., Ltd.	2,800	56,404
Air Water, Inc.	3,600	69,533
Aisin Seiki Co., Ltd.	4,000	217,105
Ajinomoto Co., Inc.	12,500	228,945
Alfresa Holdings Corp.	4,300	94,952
Alps Electric Co., Ltd.	4,500	99,815
Amada Holdings Co., Ltd.	8,100	97,447
ANA Holdings, Inc.	2,600	103,055
Aozora Bank, Ltd.	2,700	109,202
Asahi Glass Co., Ltd.	4,600	190,810
Asahi Group Holdings, Ltd.	9,000	455,395
Asahi Kasei Corp.	28,800	396,619
Asics Corp.	3,600	67,832
Astellas Pharma, Inc.	47,400	694,651
Bandai Namco Holdings, Inc.	4,500	152,617
Bank of Kyoto, Ltd.	1,200	72,135
Benesse Holdings, Inc.	1,600	58,341
Bridgestone Corp.	14,900	621,652
Brother Industries, Ltd.	5,500	118,036
Calbee, Inc.	1,700	57,336
Canon, Inc.	24,500	848,881
Casio Computer Co., Ltd.	5,100	75,978
Central Japan Railway Co.	3,200	642,700
Chiba Bank, Ltd.	16,000	128,933
Chubu Electric Power Co., Inc.	14,800	231,865
Chugai Pharmaceutical Co., Ltd.	5,200	274,650
Chugoku Electric Power Co., Inc.	6,400	80,013
Coca-Cola Bottlers Japan Holdings, Inc.	2,815	121,097
Concordia Financial Group, Ltd.	27,100	157,725
Credit Saison Co., Ltd.	3,300	59,183
CYBERDYNE, Inc.†	2,400	30,659
Dai Nippon Printing Co., Ltd.	6,000	129,009
Dai-ichi Life Holdings, Inc.	24,900	493,624
Daicel Corp.	6,500	75,191
Daifuku Co., Ltd.	2,250	120,790
Daiichi Sankyo Co., Ltd.	12,900	441,383
Daikin Industries, Ltd.	5,700	666,821
Daito Trust Construction Co., Ltd.	1,600	269,254
Daiwa House Industry Co., Ltd.	12,900	472,681
Daiwa House REIT Investment Corp.	30	71,961
Daiwa Securities Group, Inc.	37,000	227,445
DeNA Co., Ltd.	2,200	41,909
Denso Corp.	10,900	573,408
Dentsu, Inc.	4,900	231,514
Disco Corp.	600	105,625
Don Quijote Holdings Co., Ltd.	2,700	145,376
East Japan Railway Co.	7,400	709,656
Eisai Co., Ltd.	6,000	401,341
Electric Power Development Co., Ltd.	3,300	89,510
FamilyMart UNY Holdings Co., Ltd.	1,900	184,586
FANUC Corp.	4,500	968,392
Fast Retailing Co., Ltd.	1,200	528,417
Fuji Electric Co., Ltd.	12,000	85,917
FUJIFILM Holdings Corp.	9,400	378,344
Fujitsu, Ltd.	44,000	266,433
Fukuoka Financial Group, Inc.	17,000	91,030
Hachijuni Bank, Ltd.	9,200	48,679
Hakuhodo DY Holdings, Inc.	4,900	68,577
Hamamatsu Photonics KK	3,500	135,015
Hankyu Hanshin Holdings, Inc.	5,400	212,998
Hikari Tsushin, Inc.	600	97,193
Hino Motors, Ltd.	6,100	74,501
Hirose Electric Co., Ltd.	735	103,585
Hisamitsu Pharmaceutical Co., Inc.	1,200	93,533
Hitachi Chemical Co., Ltd.	2,200	48,360
Hitachi Construction Machinery Co., Ltd.	2,700	98,010
Hitachi High-Technologies Corp.	1,500	69,880
Hitachi Metals, Ltd.	4,900	56,242
Hitachi, Ltd.	110,000	803,808
Honda Motor Co., Ltd.	39,200	1,346,374
Hoshizaki Corp.	1,200	111,388
Hoya Corp.	9,000	481,168
Hulic Co., Ltd.	6,900	74,220
Idemitsu Kosan Co., Ltd.	3,000	117,418
IHI Corp.	3,600	118,077
Iida Group Holdings Co., Ltd.	3,300	64,574
Inpex Corp.	22,000	281,768
Isetan Mitsukoshi Holdings, Ltd.	7,800	86,818
Isuzu Motors, Ltd.	12,600	192,711
ITOCHU Corp.	34,500	690,531
J. Front Retailing Co., Ltd.	5,500	89,201
Japan Airlines Co., Ltd.	2,700	106,377
Japan Airport Terminal Co., Ltd.	1,100	45,074
Japan Exchange Group, Inc.	12,200	226,314
Japan Post Bank Co., Ltd.	9,400	127,700
Japan Post Holdings Co., Ltd.	36,400	442,287
Japan Prime Realty Investment Corp.	17	61,675
Japan Real Estate Investment Corp.	29	150,617
Japan Retail Fund Investment Corp.	57	106,854
Japan Tobacco, Inc.	25,200	676,681
JFE Holdings, Inc.	12,200	251,314
JGC Corp.	4,700	114,989
JSR Corp.	4,400	82,927
JTEKT Corp.	5,400	87,539
JXTG Holdings, Inc.	70,550	460,345
Kajima Corp.	21,000	202,449
Kakaku.com, Inc.	3,100	59,110
Kamigumi Co., Ltd.	2,500	56,336
Kaneka Corp.	5,000	49,263
Kansai Electric Power Co., Inc.	16,200	226,163
Kansai Paint Co., Ltd.	4,600	103,423
Kao Corp.	11,300	811,202
Kawasaki Heavy Industries, Ltd.	3,500	117,352
KDDI Corp.	41,400	1,111,407
Keihan Holdings Co., Ltd.	2,000	64,653
Keikyu Corp.	5,000	91,745
Keio Corp.	2,200	100,746
Keisei Electric Railway Co., Ltd.	3,000	97,878
Keyence Corp.	2,300	1,404,031
Kikkoman Corp.	3,300	143,082
Kintetsu Group Holdings Co., Ltd.	4,200	171,079
Kirin Holdings Co., Ltd.	20,100	563,416
Kobe Steel, Ltd.	7,300	75,014
Koito Manufacturing Co., Ltd.	2,600	174,580
Komatsu, Ltd.	21,000	717,405
Konami Holdings Corp.	2,200	108,146
Konica Minolta, Inc.	10,700	91,742
Kose Corp.	700	129,381
Kubota Corp.	24,600	415,628
Kuraray Co., Ltd.	8,000	133,166
Kurita Water Industries, Ltd.	2,200	71,359
Kyocera Corp.	7,300	466,630

Kyowa Hakko Kirin Co., Ltd.	5,800	125,824
Kyushu Electric Power Co., Inc.	9,800	121,139
Kyushu Financial Group, Inc.	8,100	39,826
Kyushu Railway Co.	3,700	118,378
Lawson, Inc.	1,100	72,715
LINE Corp.†	700	25,311
Lion Corp.	5,100	109,585
LIXIL Group Corp.	6,100	136,763
M3, Inc.	4,700	176,959
Mabuchi Motor Co., Ltd.	800	40,097
Makita Corp.	5,200	233,141
Marubeni Corp.	38,000	286,188
Marui Group Co., Ltd.	4,700	97,501
Maruichi Steel Tube, Ltd.	1,100	37,556
Mazda Motor Corp.	13,400	186,342
McDonald’s Holdings Co. Japan, Ltd.	1,600	74,836
Mebuki Financial Group, Inc.	21,800	84,664
Medipal Holdings Corp.	4,000	85,948
MEIJI Holdings Co., Ltd.	2,700	216,732
MinebeaMitsumi, Inc.	9,000	180,549
MISUMI Group, Inc.	6,400	177,119
Mitsubishi Chemical Holdings Corp.	33,000	313,354
Mitsubishi Corp.	34,600	957,025
Mitsubishi Electric Corp.	44,700	686,320
Mitsubishi Estate Co., Ltd.	28,600	523,423
Mitsubishi Gas Chemical Co., Inc.	4,400	103,433
Mitsubishi Heavy Industries, Ltd.	7,300	288,589
Mitsubishi Materials Corp.	2,800	85,443
Mitsubishi Motors Corp.	15,300	113,928
Mitsubishi Tanabe Pharma Corp.	5,100	96,893
Mitsubishi UFJ Financial Group, Inc.	271,800	1,820,945
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,700	68,139
Mitsui & Co., Ltd.	39,300	709,831
Mitsui Chemicals, Inc.	4,300	123,347
Mitsui Fudosan Co., Ltd.	20,600	528,172
Mitsui OSK Lines, Ltd.	2,800	83,021
Mixi, Inc.	1,000	32,963
Mizuho Financial Group, Inc.	557,500	1,010,978
MS&AD Insurance Group Holdings, Inc.	10,800	362,469
Murata Manufacturing Co., Ltd.	4,300	543,291
Nabtesco Corp.	2,800	101,130
Nagoya Railroad Co., Ltd.	3,800	99,618
NEC Corp.	6,100	167,547
Nexon Co., Ltd.†	9,000	130,893
NGK Insulators, Ltd.	6,100	111,869
NGK Spark Plug Co., Ltd.	4,000	103,056
NH Foods, Ltd.	2,500	109,361
Nidec Corp.	5,500	861,046
Nikon Corp.	7,900	137,754
Nintendo Co., Ltd.	2,500	1,054,449
Nippon Building Fund, Inc.	31	174,175
Nippon Electric Glass Co., Ltd.	1,700	48,981
Nippon Express Co., Ltd.	1,700	128,486
Nippon Paint Holdings Co., Ltd.	3,900	158,671
Nippon Prologis REIT, Inc.	36	75,805
Nippon Steel & Sumitomo Metal Corp.	17,400	379,209
Nippon Telegraph & Telephone Corp.	15,800	751,811
Nippon Yusen KK	4,000	85,295
Nissan Chemical Industries, Ltd.	2,800	124,703
Nissan Motor Co., Ltd.	52,900	556,346
Nisshin Seifun Group, Inc.	4,500	98,420
Nissin Foods Holdings Co., Ltd.	1,400	102,877
Nitori Holdings Co., Ltd.	1,800	302,910
Nitto Denko Corp.	3,700	274,838
NOK Corp.	2,400	49,217
Nomura Holdings, Inc.	84,000	484,334
Nomura Real Estate Holdings, Inc.	2,800	69,554
Nomura Real Estate Master Fund, Inc.	91	127,459
Nomura Research Institute, Ltd.	2,900	149,710
NSK, Ltd.	8,600	115,446
NTT Data Corp.	14,200	153,004
NTT DOCOMO, Inc.	31,300	811,254
Obayashi Corp.	14,900	171,824
OBIC Co., Ltd.	1,600	133,759
Odakyu Electric Railway Co., Ltd.	6,700	144,602
Oji Holdings Corp.	19,000	133,709
Olympus Corp.	6,700	249,626
Omron Corp.	4,300	232,636
Ono Pharmaceutical Co., Ltd.	9,400	217,721
Oracle Corp. Japan	800	65,655
Oriental Land Co., Ltd.	4,900	488,218
ORIX Corp.	30,600	537,907
Osaka Gas Co., Ltd.	8,600	185,063
Otsuka Corp.	2,400	111,653
Otsuka Holdings Co., Ltd.	9,100	475,845
Panasonic Corp.	51,000	755,792
Park24 Co., Ltd.	2,200	62,356
Persol Holdings Co., Ltd.	4,081	96,939
Pola Orbis Holdings, Inc.	1,900	82,842
Rakuten, Inc.	21,700	154,099
Recruit Holdings Co., Ltd.	25,000	575,784
Renesas Electronics Corp.†	11,479	120,331
Resona Holdings, Inc.	50,700	288,433
Ricoh Co., Ltd.	15,300	149,488
Rinnai Corp.	600	59,643
Rohm Co., Ltd.	2,100	192,411
Ryohin Keikaku Co., Ltd.	500	170,893
Sankyo Co., Ltd.	700	24,599
Santen Pharmaceutical Co., Ltd.	8,500	142,956
SBI Holdings, Inc.	5,200	131,346
Secom Co., Ltd.	4,700	352,326
Sega Sammy Holdings, Inc.	4,300	70,553
Seibu Holdings, Inc.	5,000	84,486
Seiko Epson Corp.	6,700	125,610
Sekisui Chemical Co., Ltd.	9,700	171,970
Sekisui House, Ltd.	13,800	252,353
Seven & i Holdings Co., Ltd.	17,300	759,935
Seven Bank, Ltd.	13,900	46,749
Sharp Corp.	3,300	96,183
Shimadzu Corp.	5,400	146,382
Shimamura Co., Ltd.	500	58,298
Shimano, Inc.	1,700	225,947
Shimizu Corp.	11,700	115,660
Shin-Etsu Chemical Co., Ltd.	8,800	876,315
Shinsei Bank, Ltd.	4,400	68,402
Shionogi & Co., Ltd.	6,900	355,250
Shiseido Co., Ltd.	8,600	557,939
Shizuoka Bank, Ltd.	10,000	101,593
Showa Shell Sekiyu KK	4,400	62,199
SMC Corp.	1,200	457,234
SoftBank Group Corp.	18,800	1,457,480
Sohgo Security Services Co., Ltd.	1,500	74,157
Sompo Holdings, Inc.	8,200	343,906
Sony Corp.	29,000	1,428,181
Sony Financial Holdings, Inc.	3,900	71,105
Stanley Electric Co., Ltd.	3,500	126,752
Start Today Co., Ltd.	4,400	127,002
Subaru Corp.	14,200	476,881
SUMCO Corp.	5,339	130,005

Sumitomo Chemical Co., Ltd.	36,000	206,862
Sumitomo Corp.	27,400	493,133
Sumitomo Dainippon Pharma Co., Ltd.	3,600	65,628
Sumitomo Electric Industries, Ltd.	17,300	265,451
Sumitomo Heavy Industries, Ltd.	2,400	91,659
Sumitomo Metal Mining Co., Ltd.	5,500	234,369
Sumitomo Mitsui Financial Group, Inc.	30,900	1,282,514
Sumitomo Mitsui Trust Holdings, Inc.	7,500	318,433
Sumitomo Realty & Development Co., Ltd.	8,000	317,222
Sumitomo Rubber Industries, Ltd.	3,900	69,744
Sundrug Co., Ltd.	1,500	77,066
Suntory Beverage & Food, Ltd.	3,000	147,618
Suruga Bank, Ltd.	4,000	54,360
Suzuken Co., Ltd.	1,600	68,881
Suzuki Motor Corp.	7,900	425,267
Sysmex Corp.	3,600	317,835
T&D Holdings, Inc.	12,500	211,902
Taiheiyo Cement Corp.	2,900	109,814
Taisei Corp.	4,400	237,101
Taisho Pharmaceutical Holdings Co., Ltd.	600	57,453
Taiyo Nippon Sanso Corp.	3,100	45,980
Takashimaya Co., Ltd.	5,000	42,959
Takeda Pharmaceutical Co., Ltd.	16,400	689,452
TDK Corp.	2,900	247,144
Teijin, Ltd.	4,300	80,988
Terumo Corp.	7,400	418,769
THK Co., Ltd.	2,900	101,408
Tobu Railway Co., Ltd.	4,200	133,983
Toho Co., Ltd.	2,600	86,969
Toho Gas Co., Ltd.	1,200	36,412
Tohoku Electric Power Co., Inc.	10,300	132,868
Tokio Marine Holdings, Inc.	15,600	735,884
Tokyo Electric Power Co. Holdings, Inc.†	33,400	158,447
Tokyo Electron, Ltd.	3,600	690,592
Tokyo Gas Co., Ltd.	8,800	235,866
Tokyo Tatemono Co., Ltd.	4,900	74,660
Tokyu Corp.	12,800	215,433
Tokyu Fudosan Holdings Corp.	11,800	92,755
Toppan Printing Co., Ltd.	10,000	83,710
Toray Industries, Inc.	33,400	311,941
Toshiba Corp.†	94,000	251,416
Tosoh Corp.	6,000	106,440
TOTO, Ltd.	3,100	175,450
Toyo Seikan Group Holdings, Ltd.	3,700	58,261
Toyo Suisan Kaisha, Ltd.	1,800	70,919
Toyoda Gosei Co., Ltd.	1,600	40,554
Toyota Industries Corp.	3,700	218,737
Toyota Motor Corp.	59,500	3,897,415
Toyota Tsusho Corp.	5,100	183,340
Trend Micro, Inc.	2,800	167,806
Tsuruha Holdings, Inc.	800	114,856
Unicharm Corp.	9,300	261,397
United Urban Investment Corp.	67	103,400
USS Co., Ltd.	5,100	107,237
West Japan Railway Co.	3,700	262,134
Yahoo Japan Corp.	33,200	136,568
Yakult Honsha Co., Ltd.	1,800	128,343
Yamada Denki Co., Ltd.	14,600	76,558
Yamaguchi Financial Group, Inc.	3,000	37,510
Yamaha Corp.	3,900	188,594
Yamaha Motor Co., Ltd.	6,700	213,598
Yamato Holdings Co., Ltd.	8,000	206,028
Yamazaki Baking Co., Ltd.	2,900	63,504
Yaskawa Electric Corp.	6,000	244,870
Yokogawa Electric Corp.	5,300	116,867
Yokohama Rubber Co., Ltd.	2,600	61,246

		82,801,871

Jersey — 1.0%
Experian PLC	21,164	483,166
Ferguson PLC	5,794	442,643
Glencore PLC	279,066	1,343,503
Randgold Resources, Ltd.	2,170	175,721
Shire PLC	20,830	1,106,966
WPP PLC	29,533	505,789

		4,057,788

Luxembourg — 0.3%
ArcelorMittal†	15,285	514,604
Eurofins Scientific SE	250	134,436
Millicom International Cellular SA SDR	1,529	101,825
RTL Group SA	912	75,013
SES SA FDR	8,330	128,449
Tenaris SA	10,883	203,697

		1,158,024

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	162,600	42,229

Netherlands — 4.0%
ABN AMRO Group NV CVA*	9,610	298,001
Aegon NV	40,636	296,959
AerCap Holdings NV†	3,176	165,565
Airbus SE	13,236	1,550,574
Akzo Nobel NV	5,807	522,738
Altice NV, Class A†	10,923	104,241
ASML Holding NV	8,845	1,671,771
Boskalis Westminster NV	2,090	61,790
CNH Industrial NV	23,535	289,750
EXOR NV	2,487	183,769
Ferrari NV	2,829	347,570
Fiat Chrysler Automobiles NV†	24,666	549,684
Heineken Holding NV	2,683	271,815
Heineken NV	6,000	630,941
ING Groep NV	88,558	1,485,726
Koninklijke Ahold Delhaize NV	29,606	713,723
Koninklijke DSM NV	4,194	432,783
Koninklijke KPN NV	78,782	244,234
Koninklijke Philips NV	21,460	905,927
Koninklijke Vopak NV	1,614	79,268
NN Group NV	6,908	329,615
NXP Semiconductors NV†	7,849	823,360
QIAGEN NV†	5,043	165,752
Randstad NV	2,751	176,697
RELX NV	22,218	471,190
STMicroelectronics NV	14,615	318,227
Unilever NV CVA	37,191	2,121,639
Wolters Kluwer NV	6,946	374,761

		15,588,070

New Zealand — 0.1%
Auckland International Airport, Ltd.	22,533	100,721
Fisher & Paykel Healthcare Corp., Ltd.	12,709	113,508
Fletcher Building, Ltd.	16,100	71,353
Mercury NZ, Ltd.	16,973	38,071
Meridian Energy, Ltd.	30,188	62,399
Ryman Healthcare, Ltd.	8,860	66,030
Spark New Zealand, Ltd.	42,041	102,012

		554,094

Norway — 0.6%
DNB ASA	22,501	419,713
Gjensidige Forsikring ASA	4,693	74,218
Marine Harvest ASA	9,476	205,815
Norsk Hydro ASA	30,987	192,140
Orkla ASA	18,897	174,683
Schibsted ASA, Class B	2,036	54,599
Statoil ASA	25,968	664,599
Telenor ASA	17,221	380,870
Yara International ASA	4,125	173,244

		2,339,881

Papua New Guinea — 0.1%
Oil Search, Ltd.	31,488	185,108

Portugal — 0.1%
EDP - Energias de Portugal SA	54,875	203,670
Galp Energia SGPS SA	11,568	221,545
Jeronimo Martins SGPS SA	5,788	101,218

		526,433

Singapore — 1.2%
Ascendas Real Estate Investment Trust	54,800	109,928
CapitaLand Commercial Trust	51,700	70,769
CapitaLand Mall Trust	55,600	87,890
CapitaLand, Ltd.	60,200	169,772
City Developments, Ltd.	9,500	90,507
ComfortDelGro Corp., Ltd.	49,400	83,952
DBS Group Holdings, Ltd.	41,000	947,148
Hutchison Port Holdings Trust	113,200	37,832
Jardine Cycle & Carriage, Ltd.	2,100	53,980
Keppel Corp., Ltd.	33,400	204,600
Oversea-Chinese Banking Corp., Ltd.	72,300	746,142
SATS, Ltd.	15,200	63,144
Sembcorp Industries, Ltd.	22,400	51,975
Singapore Airlines, Ltd.	11,800	96,325
Singapore Exchange, Ltd.	18,300	106,696
Singapore Press Holdings, Ltd.	33,400	68,196
Singapore Technologies Engineering, Ltd.	36,800	96,320
Singapore Telecommunications, Ltd.	189,000	502,270
StarHub, Ltd.	12,700	21,747
Suntec Real Estate Investment Trust	57,800	84,938
United Overseas Bank, Ltd.	30,200	682,131
UOL Group, Ltd.	11,500	75,935
Wilmar International, Ltd.	37,700	92,234
Yangzijiang Shipbuilding Holdings, Ltd.	45,500	39,728

		4,584,159

Spain — 2.8%
Abertis Infraestructuras SA	15,847	349,347
ACS Actividades de Construccion y Servicios SA	5,398	226,936
Aena SME SA*	1,556	320,711
Amadeus IT Group SA	10,075	734,221
Banco Bilbao Vizcaya Argentaria SA	153,427	1,242,733
Banco de Sabadell SA	123,190	240,687
Banco Santander SA	367,045	2,366,590
Bankia SA	23,187	101,787
Bankinter SA	15,647	163,477
CaixaBank SA	82,750	402,227
Enagas SA	5,330	154,996
Endesa SA	7,348	171,450
Ferrovial SA	11,194	238,596
Gas Natural SDG SA	8,173	205,639
Grifols SA	6,903	193,180
Iberdrola SA	132,615	1,022,327
Industria de Diseno Textil SA	25,191	780,298
International Consolidated Airlines Group SA	14,627	125,899
Mapfre SA	24,935	86,598
Red Electrica Corp. SA	9,861	205,252
Repsol SA	28,429	541,146
Siemens Gamesa Renewable Energy SA	5,481	93,836
Telefonica SA	103,227	1,051,012

		11,018,945

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.*	60,500	56,227
HKT Trust & HKT, Ltd.	84,000	110,475

		166,702

Sweden — 2.2%
Alfa Laval AB	6,789	168,449
Arjo AB, Class B†	4,609	13,596
Assa Abloy AB, Class B	23,177	484,188
Atlas Copco AB, Class A	15,450	601,225
Atlas Copco AB, Class B	9,004	317,938
Boliden AB	6,320	219,697
Electrolux AB, Series B	5,577	146,611
Essity AB, Class B	14,055	355,805
Getinge AB, Class B	4,609	42,917
Hennes & Mauritz AB, Class B	21,964	375,573
Hexagon AB, Class B	5,958	343,083
Husqvarna AB, Class B	9,628	92,733
ICA Gruppen AB	1,823	56,679
Industrivarden AB, Class C	3,753	79,216
Investor AB, Class B	10,563	458,404
Kinnevik AB, Class B	5,431	196,292
L E Lundbergforetagen AB	899	60,974
Lundin Petroleum AB†	4,284	118,312
Nordea Bank AB	69,956	709,606
Sandvik AB	25,894	440,518
Securitas AB, Class B	7,176	115,712
Skandinaviska Enskilda Banken AB, Class A	35,004	329,269
Skanska AB, Class B	7,783	152,068
SKF AB, Class B	8,533	173,163
Svenska Handelsbanken AB, Class A	35,108	391,957
Swedbank AB, Class A	20,824	453,459
Swedish Match AB	4,282	191,387
Tele2 AB, Class B	8,377	108,887
Telefonaktiebolaget LM Ericsson, Class B	70,859	537,357
Telia Co AB	60,475	296,554
Volvo AB, Class B	35,825	605,155

		8,636,784

Switzerland — 6.6%
ABB, Ltd.	41,906	976,335
Adecco Group AG	3,749	248,137
Baloise Holding AG	1,136	179,797
Barry Callebaut AG	52	93,391
Chocoladefabriken Lindt & Spruengli AG	3	227,734
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	24	153,979
Cie Financiere Richemont SA	12,030	1,142,456
Clariant AG	5,272	121,727
Coca-Cola HBC AG	4,209	141,379

Credit Suisse Group AG	55,611	934,341
Dufry AG†	808	114,304
EMS-Chemie Holding AG	191	117,829
Geberit AG	857	365,805
Givaudan SA	215	479,295
Julius Baer Group, Ltd.	5,169	306,866
Kuehne & Nagel International AG	1,225	190,684
LafargeHolcim, Ltd.	10,516	583,689
Lonza Group AG	1,706	416,992
Nestle SA	71,016	5,490,179
Novartis AG	50,748	3,903,342
Pargesa Holding SA	857	80,134
Partners Group Holding AG	397	289,207
Roche Holding AG	16,022	3,554,669
Schindler Holding AG (Participation Certificate) (SIX)	948	195,533
Schindler Holding AG (AQXE)	450	90,110
SGS SA	126	305,622
Sika AG	49	355,119
Sonova Holding AG	1,207	199,481
Straumann Holding AG	220	149,263
Swatch Group AG	1,294	115,094
Swatch Group AG BR	715	344,179
Swiss Life Holding AG	733	256,546
Swiss Prime Site AG	1,597	149,828
Swiss Re AG	7,167	681,979
Swisscom AG	593	284,378
UBS Group AG	83,479	1,402,568
Vifor Pharma AG	1,130	178,022
Zurich Insurance Group AG	3,472	1,107,538

		25,927,531

United Kingdom — 14.3%
3i Group PLC	22,368	289,198
Admiral Group PLC	4,900	133,962
Anglo American PLC	30,698	720,462
Antofagasta PLC	9,015	119,917
Ashtead Group PLC	11,532	320,626
Associated British Foods PLC	8,203	304,369
AstraZeneca PLC	28,861	2,023,445
Auto Trader Group PLC*	22,754	110,440
Aviva PLC	93,463	679,449
Babcock International Group PLC	5,651	57,116
BAE Systems PLC	72,976	612,400
Barclays PLC	390,653	1,114,849
Barratt Developments PLC	23,256	178,356
Berkeley Group Holdings PLC	3,047	170,619
BHP Billiton PLC	48,715	1,032,639
BP PLC	450,337	3,327,253
British American Tobacco PLC	52,336	2,875,981
British Land Co. PLC	22,703	209,253
BT Group PLC	195,144	668,138
Bunzl PLC	7,832	226,761
Burberry Group PLC	10,129	253,957
Capita PLC	15,460	40,625
Carnival PLC	4,378	282,929
Centrica PLC	126,587	267,493
Cobham PLC†	55,375	87,345
Coca-Cola European Partners PLC	4,945	193,844
Compass Group PLC	36,285	778,286
ConvaTec Group PLC*	31,129	92,635
Croda International PLC	3,027	184,936
Diageo PLC	57,401	2,041,741
Direct Line Insurance Group PLC	31,311	161,016
easyJet PLC	3,612	78,669
Fresnillo PLC	5,137	90,054
G4S PLC	35,675	126,814
GKN PLC	39,621	252,974
GlaxoSmithKline PLC	112,065	2,248,792
Hammerson PLC	18,466	138,975
Hargreaves Lansdown PLC	6,042	147,980
HSBC Holdings PLC	457,710	4,561,837
IMI PLC	6,289	94,273
Imperial Brands PLC	22,125	790,023
InterContinental Hotels Group PLC	4,144	261,223
Intertek Group PLC	3,708	248,892
Investec PLC	15,000	118,949
ITV PLC	83,913	174,301
J Sainsbury PLC	37,806	160,189
John Wood Group PLC	15,365	119,669
Johnson Matthey PLC	4,503	203,724
Kingfisher PLC	51,168	213,172
Land Securities Group PLC	16,989	230,141
Legal & General Group PLC	137,057	508,329
Lloyds Banking Group PLC	1,646,809	1,463,672
London Stock Exchange Group PLC	7,302	431,491
Marks & Spencer Group PLC	37,214	146,808
Mediclinic International PLC	8,448	77,791
Meggitt PLC	17,805	115,592
Merlin Entertainments PLC*	16,350	82,678
Micro Focus International PLC	10,054	174,126
Mondi PLC	8,544	237,822
National Grid PLC	77,862	901,812
Next PLC	3,210	231,271
Old Mutual PLC	113,845	393,353
Pearson PLC	18,983	217,007
Persimmon PLC	7,086	264,451
Prudential PLC	58,976	1,512,579
Reckitt Benckiser Group PLC	15,287	1,198,494
RELX PLC	24,217	517,304
Rio Tinto PLC	28,127	1,524,055
Rolls-Royce Holdings PLC	38,175	439,247
Rolls-Royce Holdings PLC, Class C†	2,710,425	3,731
Royal Bank of Scotland Group PLC†	81,861	303,931
Royal Dutch Shell PLC, Class A (TRQX)	102,797	3,572,981
Royal Dutch Shell PLC, Class B	85,699	3,061,328
Royal Mail PLC	20,576	164,329
RSA Insurance Group PLC	23,358	211,120
Sage Group PLC	24,643	214,261
Schroders PLC	2,820	127,863
Segro PLC	22,818	202,621
Severn Trent PLC	5,400	143,955
Sky PLC	23,873	452,881
Smith & Nephew PLC	20,216	387,786
Smiths Group PLC	9,098	199,600
SSE PLC	23,301	442,205
St James’s Place PLC	12,189	190,265
Standard Chartered PLC	75,665	797,020
Standard Life Aberdeen PLC	61,850	309,540
Taylor Wimpey PLC	75,324	198,555
Tesco PLC	188,346	610,870
Travis Perkins PLC	5,794	100,813
Unilever PLC	28,727	1,609,814
United Utilities Group PLC	15,641	159,746
Vodafone Group PLC	608,051	1,769,211
Weir Group PLC	5,003	146,672
Whitbread PLC	4,203	247,426
WM Morrison Supermarkets PLC	50,979	170,333

		56,057,430

United States — 0.1%
Worldpay, Inc., Class A†	3,095	250,372

Total Common Stocks (cost $303,952,894)		341,664,339

EXCHANGE-TRADED FUNDS — 4.5%
iShares MSCI EAFE ETF (cost $17,267,670)	250,550	17,723,907

RIGHTS† — 0.0%
New Zealand — 0.0%
Fletcher Building, Ltd. Expires 05/18/2018 (strike price $4.80 NZD) (cost $0)	3,610	3,835

Total Long-Term Investment Securities (cost $321,220,564)		359,392,081

SHORT-TERM INVESTMENT SECURITIES — 0.4%
United States Treasury Bills
1.38% due 05/10/2018(1)	$60,000	59,977
1.40% due 05/03/2018(1)	40,000	39,997
1.43% due 05/17/2018(1)	30,000	29,979
1.44% due 05/17/2018(1)	20,000	19,986
1.47% due 05/31/2018(1)	15,000	14,979
1.53% due 06/14/2018(1)	190,000	189,617
1.58% due 05/17/2018(1)	80,000	79,943
1.61% due 05/24/2018(1)	80,000	79,918
1.63% due 06/07/2018(1)	60,000	59,899
1.64% due 05/31/2018(1)	250,000	249,655
1.64% due 06/14/2018(1)	150,000	149,698
1.69% due 06/28/2018(1)	200,000	199,454
1.69% due 07/05/2018(1)	50,000	49,842
1.71% due 07/05/2018(1)	100,000	99,684
1.72% due 07/05/2018(1)	70,000	69,779
1.77% due 07/19/2018(1)	50,000	49,808
1.85% due 08/09/2018(1)	200,000	198,975

Total Short-Term Investment Securities (cost $1,641,269)		1,641,190

REPURCHASE AGREEMENTS — 7.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $29,194,227 and collateralized by $25,550,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and by $425,000 of United States Treasury Notes, bearing interest at 2.88% due 04/30/2025 and by $3,565,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and by $1,005,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 having an approximate combined value of $29,778,855 (cost $29,194,000)	29,194,000	29,194,000

TOTAL INVESTMENTS (cost $352,055,833)	99.3%	390,227,271
Other assets less liabilities	0.7	2,731,162

NET ASSETS	100.0%	$392,958,433

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $2,208,804 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

AQXE — Aquis Exchange

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

NZD — New Zealand Dollar

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
306	Long	Mini MSCI Emerging Markets Index	June 2018	$30,941,552	$31,005,450	$63,898

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Repurchase Agreements	7.4%
Diversified Banking Institutions	6.0
Medical-Drugs	5.7
Banks-Commercial	5.5
Exchange-Traded Funds	4.5
Oil Companies-Integrated	4.2
Auto-Cars/Light Trucks	3.2
Telephone-Integrated	2.3
Insurance-Life/Health	2.1
Cosmetics & Toiletries	2.0
Food-Misc./Diversified	1.9
Insurance-Multi-line	1.7
Chemicals-Diversified	1.6
Electric-Integrated	1.6
Real Estate Investment Trusts	1.4
Tobacco	1.2
Food-Retail	1.1
Metal-Diversified	1.1
Real Estate Operations & Development	1.1
Brewery	1.0
Electronic Components-Misc.	1.0
Diversified Minerals	1.0
Import/Export	1.0
Transport-Rail	0.9
Machinery-Electrical	0.9
Diversified Manufacturing Operations	0.9
Beverages-Wine/Spirits	0.8
Cellular Telecom	0.8
Auto/Truck Parts & Equipment-Original	0.8
Medical-Biomedical/Gene	0.7
Chemicals-Specialty	0.7
Insurance-Property/Casualty	0.7
Finance-Other Services	0.7
Gas-Distribution	0.7
Computer Services	0.7
Building & Construction-Misc.	0.6
Enterprise Software/Service	0.6
Aerospace/Defense-Equipment	0.6
Semiconductor Equipment	0.6
Audio/Video Products	0.6
Textile-Apparel	0.6
Commercial Services	0.6
Industrial Gases	0.5
Retail-Apparel/Shoe	0.5
Transport-Services	0.5
Rubber-Tires	0.5
Soap & Cleaning Preparation	0.5
Diversified Operations	0.5
Building & Construction Products-Misc.	0.5
Building-Heavy Construction	0.5
Retail-Jewelry	0.5
Building Products-Cement	0.5
Insurance-Reinsurance	0.5
Steel-Producers	0.5
Building-Residential/Commercial	0.5
Machinery-Construction & Mining	0.5
Apparel Manufacturers	0.5
Medical Products	0.5
Real Estate Management/Services	0.4
Electric-Generation	0.4
Machinery-General Industrial	0.4
Aerospace/Defense	0.4
U.S. Government Treasuries	0.4
Electronic Measurement Instruments	0.4
Electronic Components-Semiconductors	0.4
Oil Companies-Exploration & Production	0.4
Industrial Automated/Robotic	0.4
Toys	0.4
Investment Companies	0.4
Human Resources	0.4
Casino Hotels	0.3
Investment Management/Advisor Services	0.3
Public Thoroughfares	0.3
Food-Dairy Products	0.3
Dialysis Centers	0.3
Oil Refining & Marketing	0.3
Office Automation & Equipment	0.3
Telecom Services	0.3
Athletic Footwear	0.3
Power Converter/Supply Equipment	0.3
Paper & Related Products	0.3
Food-Catering	0.3
Hotels/Motels	0.3
Auto-Heavy Duty Trucks	0.3
Multimedia	0.3
Distribution/Wholesale	0.2
Semiconductor Components-Integrated Circuits	0.2
Wireless Equipment	0.2
Machinery-Farming	0.2
Coatings/Paint	0.2
Medical Instruments	0.2
Transactional Software	0.2
Commercial Services-Finance	0.2
Building Products-Air & Heating	0.2
Machine Tools & Related Products	0.2
Finance-Investment Banker/Broker	0.2
Beverages-Non-alcoholic	0.2
Optical Supplies	0.2
Advertising Services	0.2
Gold Mining	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Electric Products-Misc.	0.1
Water	0.1
Security Services	0.1
Cable/Satellite TV	0.1
Finance-Leasing Companies	0.1
Resorts/Theme Parks	0.1
Transport-Marine	0.1
Networking Products	0.1
Photo Equipment & Supplies	0.1
Advertising Agencies	0.1
Rental Auto/Equipment	0.1
Electronic Security Devices	0.1
Electric-Distribution	0.1
Food-Confectionery	0.1
Retail-Discount	0.1
Gambling (Non-Hotel)	0.1
Publishing-Periodicals	0.1
Television	0.1
Web Portals/ISP	0.1
Diagnostic Equipment	0.1
Energy-Alternate Sources	0.1
Computer Aided Design	0.1
Medical-Generic Drugs	0.1
Private Equity	0.1
Internet Content-Information/News	0.1
Casino Services	0.1
Food-Meat Products	0.1
Electronics-Military	0.1
Metal-Aluminum	0.1
Retail-Home Furnishings	0.1
Metal Processors & Fabrication	0.1
Computer Data Security	0.1
Retail-Misc./Diversified	0.1
Travel Services	0.1
Cruise Lines	0.1

E-Commerce/Products	0.1
Fisheries	0.1
Containers-Paper/Plastic	0.1
Diversified Operations/Commercial Services	0.1
Retail-Convenience Store	0.1
Gas-Transportation	0.1
Computers-Memory Devices	0.1
Retail-Vision Service Center	0.1
Pipelines	0.1
Steel Pipe & Tube	0.1
Tools-Hand Held	0.1
Bicycle Manufacturing	0.1
Applications Software	0.1
Motorcycle/Motor Scooter	0.1
Retail-Building Products	0.1
Medical Labs & Testing Services	0.1
Building Products-Doors & Windows	0.1
Leisure Products	0.1
Metal Products-Distribution	0.1
Internet Security	0.1
Respiratory Products	0.1

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$—	$56,057,430	#	$—	$56,057,430
Other Countries	2,026,161	283,580,748	**	—	285,606,909
Exchange-Traded Funds	17,723,907	—		—	17,723,907
Rights	—	3,835		—	3,835
Short-Term Investment Securities	—	1,641,190		—	1,641,190
Repurchase Agreements	—	29,194,000		—	29,194,000

Total Investments at Value	$19,750,068	$370,477,203		$—	$390,227,271

Other Financial Instruments:†
Future Contracts	$63,898	$—		$—	$63,898

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Amount includes $56,053,699 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $339,634,446 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.0%
Airlines — 0.7%
Allegiant Travel Co.	13,115	$2,101,679

Applications Software — 1.8%
HubSpot, Inc.†	40,444	4,283,020
New Relic, Inc.†	9,734	680,309

		4,963,329

Auto/Truck Parts & Equipment-Original — 0.9%
Visteon Corp.†	20,428	2,542,060

Banks-Commercial — 2.3%
Webster Financial Corp.	46,085	2,773,856
Western Alliance Bancorp†	61,227	3,611,169

		6,385,025

Building & Construction Products-Misc. — 2.7%
American Woodmark Corp.†	23,212	1,908,026
Builders FirstSource, Inc.†	108,070	1,970,116
Summit Materials, Inc., Class A†	138,428	3,895,364

		7,773,506

Building & Construction-Misc. — 0.8%
TopBuild Corp.†	27,064	2,157,001

Building Products-Doors & Windows — 0.8%
Masonite International Corp.†	38,459	2,334,461

Building-Heavy Construction — 0.8%
Dycom Industries, Inc.†	22,848	2,372,993

Chemicals-Plastics — 1.0%
PolyOne Corp.	66,002	2,762,184

Chemicals-Specialty — 2.6%
Chemours Co.	61,608	2,982,443
Methanex Corp.	32,071	1,937,088
Venator Materials PLC†	141,743	2,552,792

		7,472,323

Commercial Services — 2.8%
CoStar Group, Inc.†	15,963	5,852,994
Quanta Services, Inc.†	67,194	2,183,805

		8,036,799

Commercial Services-Finance — 2.4%
Euronet Worldwide, Inc.†	20,663	1,613,987
MarketAxess Holdings, Inc.	26,591	5,281,770

		6,895,757

Computer Services — 4.0%
EPAM Systems, Inc.†	39,748	4,545,184
Globant SA†	74,171	3,338,436
WNS Holdings, Ltd. ADR†	71,818	3,514,055

		11,397,675

Computer Software — 2.9%
InterXion Holding NV†	61,025	3,967,845
SS&C Technologies Holdings, Inc.	84,926	4,216,576

		8,184,421

Computers — 0.5%
Nutanix, Inc., Class A†	28,533	1,443,484

Containers-Paper/Plastic — 0.8%
Berry Global Group, Inc.†	38,608	2,123,440

Data Processing/Management — 0.6%
Fair Isaac Corp.†	9,332	1,616,116

Diagnostic Equipment — 1.0%
Repligen Corp.†	79,372	2,936,764

Distribution/Wholesale — 1.7%
Pool Corp.	17,037	2,364,906
WESCO International, Inc.†	41,905	2,495,443

		4,860,349

Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	27,251	1,671,849
EnPro Industries, Inc.	36,121	2,714,493

		4,386,342

Drug Delivery Systems — 1.5%
DexCom, Inc.†	43,461	3,180,476
Nektar Therapeutics†	11,581	968,866

		4,149,342

E-Commerce/Products — 0.5%
Chegg, Inc.†	62,171	1,442,989

Educational Software — 0.7%
2U, Inc.†	26,123	2,102,640

Electric Products-Misc. — 0.2%
nLight, Inc.†	24,670	615,023

Electronic Components-Semiconductors — 2.3%
Microsemi Corp.†	33,869	2,190,985
Monolithic Power Systems, Inc.	8,357	978,605
Qorvo, Inc.†	10,422	702,443
Silicon Laboratories, Inc.†	26,938	2,502,540

		6,374,573

Electronic Measurement Instruments — 0.9%
FLIR Systems, Inc.	45,180	2,419,389

Enterprise Software/Service — 5.9%
Black Knight, Inc.†	70,681	3,438,631
Evolent Health, Inc., Class A†	112,824	1,861,596
Guidewire Software, Inc.†	64,488	5,456,975
Tyler Technologies, Inc.†	16,321	3,572,993
Ultimate Software Group, Inc.†	10,321	2,476,214

		16,806,409

Entertainment Software — 1.2%
Take-Two Interactive Software, Inc.†	33,568	3,347,065

Finance-Investment Banker/Broker — 2.3%
E*TRADE Financial Corp.†	105,046	6,374,191

Food-Confectionery — 0.9%
Hostess Brands, Inc.†	189,354	2,660,424

Food-Misc./Diversified — 1.3%
Pinnacle Foods, Inc.	61,442	3,711,097

Health Care Cost Containment — 1.5%
HealthEquity, Inc.†	66,415	4,361,473

Human Resources — 2.3%
ASGN, Inc.†	44,162	3,560,782
Korn/Ferry International	53,620	2,866,525

		6,427,307

Instruments-Controls — 0.8%
Woodward, Inc.	31,353	2,255,535

Insurance Brokers — 1.1%
Brown & Brown, Inc.	114,462	3,116,800

Insurance-Property/Casualty — 0.5%
Selective Insurance Group, Inc.	24,324	1,439,981

Internet Security — 0.3%
Rapid7, Inc.†	25,902	731,472
Zscaler, Inc.†	4,939	147,627

		879,099

Medical Information Systems — 1.4%
Medidata Solutions, Inc.†	56,073	4,001,369

Medical Instruments — 3.4%
Bio-Techne Corp.	22,674	3,421,734
Integra LifeSciences Holdings Corp.†	61,865	3,812,740
LivaNova PLC†	27,976	2,483,709

		9,718,183

Medical Labs & Testing Services — 1.1%
Syneos Health, Inc.†	78,350	2,985,135

Medical Products — 2.9%
Inogen, Inc.†	26,923	3,784,835
Penumbra, Inc.†	35,779	4,449,119

		8,233,954

Medical-Biomedical/Gene — 1.9%
Retrophin, Inc.†	110,831	2,781,858
Sage Therapeutics, Inc.†	18,093	2,603,945

		5,385,803

Medical-Drugs — 1.9%
Aerie Pharmaceuticals, Inc.†	40,730	2,085,376
Eagle Pharmaceuticals, Inc.†	42,879	2,230,137
TESARO, Inc.†	23,594	1,201,170

		5,516,683

Medical-Generic Drugs — 1.0%
Impax Laboratories, Inc.†	148,136	2,784,957

Medical-Hospitals — 0.7%
Acadia Healthcare Co., Inc.†	58,194	2,070,543

Medical-Outpatient/Home Medical — 0.5%
LHC Group, Inc.†	20,151	1,499,637

Medical-Wholesale Drug Distribution — 0.9%
Premier, Inc., Class A†	75,649	2,495,661

Miscellaneous Manufacturing — 0.8%
John Bean Technologies Corp.	21,293	2,294,321

Networking Products — 1.0%
LogMeIn, Inc.	26,586	2,929,777

Non-Hazardous Waste Disposal — 0.6%
Casella Waste Systems, Inc., Class A†	63,576	1,558,248

Office Furnishings-Original — 0.7%
Steelcase, Inc., Class A	144,718	1,917,514

Oil & Gas Drilling — 1.0%
Patterson-UTI Energy, Inc.	135,919	2,911,385

Oil Companies-Exploration & Production — 1.1%
Centennial Resource Development, Inc., Class A†	168,497	3,117,195

Real Estate Investment Trusts — 0.5%
Physicians Realty Trust	101,926	1,522,774

Recreational Centers — 1.0%
Planet Fitness, Inc., Class A†	68,763	2,770,461

Recreational Vehicles — 0.8%
Brunswick Corp.	36,846	2,206,338

Retail-Apparel/Shoe — 1.0%
Burlington Stores, Inc.†	20,941	2,844,835

Retail-Building Products — 0.8%
BMC Stock Holdings, Inc.†	124,108	2,140,863

Retail-Misc./Diversified — 1.1%
Five Below, Inc.†	44,082	3,112,630

Retail-Restaurants — 2.6%
Jack in the Box, Inc.	16,965	1,521,760
Texas Roadhouse, Inc.	51,895	3,325,432
Wingstop, Inc.	49,855	2,435,915

		7,283,107

Savings & Loans/Thrifts — 1.1%
Sterling Bancorp	128,722	3,057,148

Schools — 2.1%
Bright Horizons Family Solutions, Inc.†	30,451	2,889,191
Grand Canyon Education, Inc.†	29,935	3,112,941

		6,002,132

Semiconductor Equipment — 1.7%
Entegris, Inc.	81,078	2,610,712
MKS Instruments, Inc.	20,600	2,109,440

		4,720,152

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	56,027	1,442,695

Telecommunication Equipment — 0.5%
ARRIS International PLC†	50,922	1,374,894

Theaters — 1.0%
Cinemark Holdings, Inc.	69,164	2,709,154

Therapeutics — 2.7%
Neurocrine Biosciences, Inc.†	57,477	4,660,235
Sarepta Therapeutics, Inc.†	38,780	2,961,241

		7,621,476

Transport-Rail — 0.8%
Genesee & Wyoming, Inc., Class A†	30,263	2,154,726

Web Hosting/Design — 2.1%
GoDaddy, Inc., Class A†	58,729	3,791,544
Q2 Holdings, Inc.†	44,897	2,211,177

		6,002,721

Total Long-Term Investment Securities (cost $220,162,361)		277,615,516

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Time Deposits — 2.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 05/01/2018 (cost $8,307,000)	$8,307,000	8,307,000

TOTAL INVESTMENTS (cost $228,469,361)	100.9%	285,922,516
Liabilities in excess of other assets	(0.9)	(2,544,941)

NET ASSETS	100.0%	$283,377,575

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$277,615,516	$—	$—	$277,615,516
Short-Term Investment Securities	—	8,307,000	—	8,307,000

Total Investments at Value	$277,615,516	$8,307,000	$—	$285,922,516

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 66.4%
Aerospace/Defense — 1.2%
General Dynamics Corp.	91,274	$18,374,369

Agricultural Chemicals — 1.0%
Mosaic Co.	291,236	7,848,810
Nutrien, Ltd.	152,101	6,925,159

		14,773,969

Auto-Cars/Light Trucks — 1.4%
General Motors Co.	585,783	21,521,667

Banks-Commercial — 2.3%
Citizens Financial Group, Inc.	665,532	27,612,923
First Horizon National Corp.	425,450	7,785,735

		35,398,658

Banks-Fiduciary — 1.8%
Northern Trust Corp.	114,886	12,264,080
State Street Corp.	157,661	15,731,415

		27,995,495

Banks-Super Regional — 3.1%
Comerica, Inc.	73,328	6,935,362
Fifth Third Bancorp	460,378	15,270,739
PNC Financial Services Group, Inc.	115,369	16,798,880
Wells Fargo & Co.	161,125	8,372,055

		47,377,036

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	274,986	9,313,776

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	28,542	7,743,159
Comcast Corp., Class A	352,347	11,060,172

		18,803,331

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	256,735	7,550,576

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A	203,022	16,611,260

Cruise Lines — 1.2%
Carnival Corp.	282,611	17,821,450

Diversified Banking Institutions — 11.8%
Bank of America Corp.	1,550,618	46,394,491
Citigroup, Inc.	774,353	52,865,079
Goldman Sachs Group, Inc.	54,790	13,058,101
JPMorgan Chase & Co.	357,031	38,837,832
Morgan Stanley	590,317	30,472,163

		181,627,666

Diversified Manufacturing Operations — 0.8%
Ingersoll-Rand PLC	142,815	11,980,750

Diversified Minerals — 0.6%
BHP Billiton, Ltd.	365,618	8,510,885

E-Commerce/Products — 1.1%
eBay, Inc.†	429,855	16,282,907

Electric-Integrated — 0.3%
FirstEnergy Corp.	142,706	4,909,086

Electronic Components-Semiconductors — 1.0%
Intel Corp.	289,209	14,928,969

Enterprise Software/Service — 1.7%
Oracle Corp.	561,498	25,643,614

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	163,978	9,130,295

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	300,867	11,884,246

Insurance Brokers — 1.9%
Aon PLC	94,737	13,497,181
Marsh & McLennan Cos., Inc.	86,476	7,047,794
Willis Towers Watson PLC	62,532	9,286,627

		29,831,602

Insurance-Multi-line — 0.7%
Voya Financial, Inc.	206,090	10,788,811

Internet Security — 0.7%
Symantec Corp.	385,186	10,704,319

Medical Instruments — 0.8%
Medtronic PLC	155,947	12,496,033

Medical Products — 1.3%
Baxter International, Inc.	128,240	8,912,680
Zimmer Biomet Holdings, Inc.	100,911	11,621,920

		20,534,600

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	65,936	11,504,513
Celgene Corp.†	78,083	6,801,030

		18,305,543

Medical-Drugs — 3.9%
Bristol-Myers Squibb Co.	157,753	8,223,664
Merck & Co., Inc.	276,110	16,254,596
Novartis AG	167,427	12,877,843
Pfizer, Inc.	354,477	12,977,403
Sanofi	120,960	9,547,668

		59,881,174

Medical-HMO — 0.6%
Anthem, Inc.	40,430	9,541,076

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	108,748	16,987,525

Networking Products — 1.4%
Cisco Systems, Inc.	487,841	21,606,478

Oil Companies-Exploration & Production — 6.3%
Anadarko Petroleum Corp.	327,868	22,072,074
Apache Corp.	332,033	13,596,751
Canadian Natural Resources, Ltd.	477,728	17,234,597
Devon Energy Corp.	622,214	22,605,035
Occidental Petroleum Corp.	280,109	21,641,221

		97,149,678

Oil Companies-Integrated — 2.7%
BP PLC	2,495,128	18,434,911
Royal Dutch Shell PLC, Class A	673,059	23,393,941

		41,828,852

Oil-Field Services — 1.7%
Baker Hughes a GE Co., LLC	193,721	6,995,265
TechnipFMC PLC	603,731	19,898,974

		26,894,239

Pharmacy Services — 1.2%
CVS Health Corp.	270,629	18,898,023

Retail-Building Products — 0.9%
Kingfisher PLC	3,276,329	13,649,569

Retail-Drug Store — 1.2%
Walgreens Boots Alliance, Inc.	273,850	18,197,332

Semiconductor Components-Integrated Circuits — 1.0%
QUALCOMM, Inc.	297,431	15,171,955

Telecommunication Equipment — 0.4%
Juniper Networks, Inc.	266,242	6,546,891

Telephone-Integrated — 0.6%
Verizon Communications, Inc.	186,253	9,191,586

Tobacco — 1.4%
Philip Morris International, Inc.	270,596	22,188,872

Transport-Rail — 1.3%
CSX Corp.	329,610	19,575,538

Total Common Stocks
(cost $867,532,041)		1,020,409,701

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15%	40,900	2,515,350

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	38,000

Total Convertible Preferred Securities (cost $2,502,039)		2,553,350

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	30,960

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 5.00% due 07/01/2019(1) (cost $200,000)	$200,000	202,800

CONVERTIBLE BONDS & NOTES — 5.1%
Applications Software — 0.2%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,679,038
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,123,000	1,103,459
RealPage, Inc. Senior Notes 1.50% due 11/15/2022*	626,000	874,052

		3,656,549

Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 1.75% due 09/30/2046*	2,371,000	2,480,066

Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	4,789,000	4,346,118

Computer Software — 0.3%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	2,747,000	3,943,296

Computers-Memory Devices — 0.3%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	2,067,878
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	1,934,000	2,018,108

		4,085,986

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*(2)	171,000	311,906

Drug Delivery Systems — 0.2%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022*	2,280,000	2,332,463

E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc. Senior Notes 1.00% due 06/30/2047*	1,414,000	1,383,069

Electronic Components-Semiconductors — 0.5%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	1,935,516
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	2,099,000	3,322,858
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	2,203,060
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	603,075

		8,064,509

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022*	2,245,000	2,422,355

Finance-Investment Banker/Broker — 0.3%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(2)	5,346,000	5,121,468

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,555,000	1,477,177

FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,555,198

		3,032,375

Medical Instruments — 0.1%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,177,036

Medical Products — 0.2%
Wright Medical Group, Inc. Company Guar. Notes 2.00% due 02/15/2020	3,684,000	3,702,420

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,680,394
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	859,127

		3,539,521

Medical-Drugs — 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	648,000	608,707
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023*	771,000	836,339

		1,445,046

Multimedia — 0.0%
Liberty Media Corp-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	456,972

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	868,000	678,125

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026	778,000	679,661

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	848,693
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023*	1,585,000	1,755,388

		2,604,081

Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 1.38% due 11/15/2024*	461,000	521,506

Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	314,043
Finisar Corp. Senior Notes 0.50% due 12/15/2036	855,000	769,442
Viavi Solutions, Inc. Senior Notes 0.63% due 08/15/2033	5,717,000	5,756,316
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	1,626,722

		8,466,523

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,310,468
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,673,000	1,753,216

		9,063,684

Theaters — 0.1%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023*	2,209,000	2,174,783

Therapeutics — 0.1%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024*	1,623,000	2,098,529

Total Convertible Bonds & Notes (cost $74,919,432)		78,788,047

U.S. CORPORATE BONDS & NOTES — 8.6%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	211,487
Northrop Grumman Corp. Senior Notes 1.75% due 06/01/2018	3,975,000	3,972,972

		4,184,459

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Junior Sub. Notes 1.78% due 05/04/2018	2,645,000	2,644,894

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	29,730

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	48,240	47,465

United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	992,000	966,559
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	51,438	51,026

		1,065,050

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	116,690

Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	399,594
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	823,464
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	215,243
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	358,492
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	315,983

		2,112,776

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	773,787
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,468,579
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,419,764

		3,662,130

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,669,138
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	705,826
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	251,668
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	195,646
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	163,845

		3,986,123

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	548,561
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	334,285
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	587,123
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	665,009
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	335,576
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	256,400

		2,726,954

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,300

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	861,505
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	1,936,696
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,278,032
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	100,119

		4,176,352

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	850,000	877,090

Chemicals-Diversified — 0.1%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,731,708

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	501,630

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	139,895
Total System Services, Inc. Senior Notes 2.38% due 06/01/2018	2,405,000	2,404,262

		2,544,157

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	30,569

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	121,922
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,394,572
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	747,827
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	232,715

		2,497,036

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	79,198

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,862,587
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	782,193
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	753,712
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,462,099
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	21,302
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	37,541
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,042
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,500,000	1,392,377
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,287,244
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	710,030
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,326,112
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,262,957
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,444,651
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	248,831
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	124,932
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	985,591
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	209,373

		13,946,574

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	19,849

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	198,107
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,055,014

		1,253,121

Electric-Integrated — 0.2%
Duke Energy Corp. Senior Notes 2.10% due 06/15/2018	1,160,000	1,159,350
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,647,731

		2,807,081

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	2,100,000	2,040,155
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	801,242

		2,841,397

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,233,852

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	1,929,532

Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	52,895
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	364,242

		417,137

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	34,993

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	1,300,000	1,300,163
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,124,718
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	165,735

		2,590,616

Food-Misc./Diversified — 0.0%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	118,486

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	891,458

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	591,511

Insurance-Life/Health — 0.6%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	274,013
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,920,949
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,440,816
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	978,818
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	1,145,000	1,225,439
Prudential Financial, Inc. Senior Notes 3.94% due 12/07/2049*	30,000	27,807
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*	500,000	498,654
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	351,471
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	2,000,000	1,940,880

		9,658,847

Insurance-Multi-line — 0.2%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	643,262
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	1,986,182
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	978,579

		3,608,023

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,687,453
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,580,259
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	775,000	773,990

		4,041,702

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,650

Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,070,342

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,092,176

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,039
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	171,612
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	60,125
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	16,043

		276,819

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	98,651
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	41,741

		140,392

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	43,675
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	222,624

		266,299

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,070
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	106,503
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	177,513

		294,086

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	170,495
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,200,000	2,178,761
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	197,049
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,209

		2,551,514

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	74,741

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	82,291

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	408,679
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	145,719
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	20,993
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,272,881

		1,848,272

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	14,988

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	38,628
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,347,135
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	411,052	439,547
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	84,321

		1,909,631

Pipelines — 0.4%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	197,659
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	67,000	63,215
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	54,643

Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,264,020
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	28,337
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,306,091
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,292,026
MPLX LP Senior Notes 5.50% due 02/15/2023	660,000	675,675
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	94,351
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	59,871
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	41,378
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	64,395

		6,141,661

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	2,966,700
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	1,250,000	1,245,536
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,490,333

		6,702,569

Real Estate Investment Trusts — 1.0%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	1,927,258
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	1,855,000	1,761,995
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,145,639
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,050,631
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,453,574
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,289,514
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	99,934
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	197,417
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	378,398
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,597,796
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	462,838
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,432,297

		15,797,291

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	93,989

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,515,417
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	20,739

		1,536,156

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	714,695

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	39,303

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	93,640
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	67,149

		160,789

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	94,343

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	47,791

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	112,288
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	60,949
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	527,000	510,126
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	97,244
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,419,316
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	2,655,000	2,688,381
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	218,698
AT&T, Inc. Senior Notes 5.15% due 11/15/2046*	25,000	24,576
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	178,278
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	43,556
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	38,609

		5,392,021

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	14,979
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	36,841

		51,820

Transport-Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	1,260,000	1,261,462
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,360,742
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,362,202

		4,984,406

Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	49,587
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	32,607

		82,194

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	26,537
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	48,363
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	173,159

		248,059

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	29,482

Total U.S. Corporate Bonds & Notes (cost $135,641,285)		132,708,795

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Airlines — 0.1%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	1,375,132	1,406,347

Banks-Commercial — 0.7%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	635,533
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	865,665
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	1,300,000	1,297,741
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	1,968,505
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,388,759
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	527,600

Royal Bank of Canada Senior Notes 2.00% due 12/10/2018	3,430,000	3,421,215
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	380,958
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	246,888

		10,732,864

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,283,243

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*	230,000	238,216

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,109,846
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	29,568

		2,139,414

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	69,253

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	111,580

Diversified Banking Institutions — 0.2%
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,104,620
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	305,619
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	102,278
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	990,754

		3,503,271

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	192,326
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	374,996

		567,322

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,032,000	1,986,903
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	51,279

		2,038,182

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	123,651

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.50% due 07/26/2047*	256,000	244,986

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	352,076
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,084,429
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	252,040

		2,688,545

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	727,191

Total Foreign Corporate Bonds & Notes (cost $26,246,482)		25,874,065

FOREIGN CONVERTIBLE BONDS & NOTES — 1.2%
Banks-Commercial — 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	6,937,227

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,512,256

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	954,850

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,308,967

Oil & Gas Drilling — 0.1%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024	1,592,000	1,349,613

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	2,607,000	2,477,281

Total Foreign Convertible Bonds & Notes (cost $18,244,759)		17,540,194

U.S. GOVERNMENT TREASURIES — 11.7%
United States Treasury Bonds — 0.8%
2.75% due 11/15/2047	15,800	14,742
4.50% due 02/15/2036	9,650,000	11,678,762

		11,693,504

United States Treasury Notes — 10.9%
1.25% due 01/31/2019	10,720,000	10,643,787
2.38% due 04/30/2020	68,355,000	68,202,803
2.38% due 04/15/2021	16,216,000	16,105,782
2.75% due 04/30/2023	49,295,400	49,204,897
2.75% due 02/15/2028	3,638,600	3,581,463
2.88% due 04/30/2025	19,887,600	19,857,302

		167,596,034

Total U.S. Government Treasuries (cost $180,014,828)		179,289,538

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options - Purchased(3) (cost $8,674,801)	3,191	3,478,190

Total Long-Term Investment Securities (cost $1,314,005,667)		1,460,875,640

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.0%
Euro Time Deposit with State Street Bank and Trust Co 0.28% due 05/01/2018	45,738,000	45,738,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.60% due 07/26/2018(4)	5,000,000	4,978,724

Total Short-Term Investment Securities (cost $50,719,008)		50,716,724

TOTAL INVESTMENTS (cost $1,364,724,675)	98.4%	1,511,592,364
Other assets less liabilities	1.6	25,229,980

NET ASSETS	100.0%	$1,536,822,344

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $69,030,573 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Exchangeable for basket of securities.
(3)	Options — Purchased

Exchanged - Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	July 2018	$2,250	3,191	$844,992,755	$8,674,801	$3,478,190	$(5,196,611)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
619	Long	S&P 500 E-Mini Index	June 2018	$82,813,202	$81,924,650	$(888,552)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	3,995,816	USD	3,080,774	05/04/2018	$72,513	$—
	CAD	6,959,819	USD	5,415,043	05/04/2018	—	(5,914)
	CHF	4,301,232	USD	4,549,282	05/04/2018	208,637	—
	EUR	3,561,962	USD	4,426,557	05/04/2018	124,833	—
	GBP	15,288,715	USD	21,657,993	05/04/2018	608,195	—

						1,014,178	(5,914)

Royal Bank of Canada	USD	66,872	CAD	83,915	05/04/2018	—	(1,511)

State Street Bank and Trust Co.	AUD	3,995,922	USD	3,081,815	05/04/2018	73,474	—
	CAD	6,959,797	USD	5,414,289	05/04/2018	—	(6,651)
	CHF	5,131,155	USD	5,418,275	05/04/2018	240,102	—
	EUR	3,561,961	USD	4,427,125	05/04/2018	125,403	—
	GBP	15,569,969	USD	22,061,814	05/04/2018	624,779	—
	USD	34,049	AUD	43,843	05/04/2018	—	(1,041)
	USD	54,790	CHF	52,951	05/04/2018	—	(1,354)
	USD	830,127	EUR	670,877	05/04/2018	—	(19,920)
	USD	162,049	GBP	113,936	05/04/2018	—	(5,180)

						1,063,758	(34,146)

Net Unrealized Appreciation/(Depreciation)						$2,077,936	$(41,571)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$933,994,884	$86,414,817	**	$—	$1,020,409,701
Convertible Preferred Securities	2,553,350	—		—	2,553,350
Preferred Securities	30,960	—		—	30,960
Preferred Securities/Capital Securities	—	202,800		—	202,800
Convertible Bonds & Notes	—	78,788,047		—	78,788,047
U.S. Corporate Bonds & Notes	—	132,708,795		—	132,708,795
Foreign Corporate Bonds & Notes	—	25,874,065		—	25,874,065
Foreign Convertible Bonds & Notes	—	17,540,194		—	17,540,194
U.S. Government Treasuries	—	179,289,538		—	179,289,538
Options-Purchased	3,478,190	—		—	3,478,190
Short-Term Investment Securities	—	50,716,724		—	50,716,724

Total Investments at Value	$940,057,384	$571,534,980		$—	$1,511,592,364

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,077,936		$—	$2,077,936

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$888,552	$—		$—	$888,552
Forward Foreign Currency Contracts	—	41,571		—	41,571

Total Other Financial Instruments	$888,552	$41,571		$—	$930,123

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in acordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $86,414,817 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfer between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.9%
Aerospace/Defense — 2.0%
Boeing Co.	19,580	$6,531,105

Applications Software — 10.2%
Microsoft Corp.	184,564	17,260,425
salesforce.com, Inc.†	126,445	15,298,581

		32,559,006

Athletic Footwear — 2.3%
NIKE, Inc., Class B	107,389	7,344,334

Auto/Truck Parts & Equipment-Original — 1.5%
Aptiv PLC	55,679	4,709,330

Building Products-Cement — 0.9%
Vulcan Materials Co.	26,140	2,919,577

Coatings/Paint — 2.4%
Sherwin-Williams Co.	20,486	7,531,883

Commercial Services — 1.7%
CoStar Group, Inc.†	14,473	5,306,670

Commercial Services-Finance — 1.3%
PayPal Holdings, Inc.†	56,861	4,242,399

Diversified Banking Institutions — 5.0%
Citigroup, Inc.	138,368	9,446,384
Goldman Sachs Group, Inc.	27,031	6,442,298

		15,888,682

Drug Delivery Systems — 0.7%
Nektar Therapeutics†	26,093	2,182,940

E-Commerce/Products — 6.2%
Amazon.com, Inc.†	12,691	19,875,756

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	2,197	4,785,066

Electronic Components-Semiconductors — 5.3%
NVIDIA Corp.	23,713	5,333,053
Texas Instruments, Inc.	115,002	11,664,653

		16,997,706

Electronic Connectors — 1.6%
TE Connectivity, Ltd.	54,939	5,040,653

Electronic Forms — 2.4%
Adobe Systems, Inc.†	35,104	7,779,046

Entertainment Software — 2.5%
Activision Blizzard, Inc.	122,286	8,113,676

Finance-Credit Card — 5.4%
Mastercard, Inc., Class A	96,897	17,273,828

Finance-Investment Banker/Broker — 2.7%
Charles Schwab Corp.	153,371	8,539,697

Finance-Other Services — 2.9%
Intercontinental Exchange, Inc.	128,650	9,321,979

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	29,982	4,865,779

Internet Application Software — 1.7%
Tencent Holdings, Ltd.	111,900	5,493,896

Internet Content-Entertainment — 5.0%
Facebook, Inc., Class A†	65,212	11,216,464
Netflix, Inc.†	14,991	4,684,088

		15,900,552

Medical Instruments — 4.8%
Boston Scientific Corp.†	269,811	7,748,972
Intuitive Surgical, Inc.†	17,473	7,701,749

		15,450,721

Medical-Biomedical/Gene — 3.0%
Celgene Corp.†	75,663	6,590,247
Regeneron Pharmaceuticals, Inc.†	10,016	3,041,659

		9,631,906

Medical-Drugs — 3.9%
Allergan PLC	37,068	5,695,498
Zoetis, Inc.	82,441	6,882,175

		12,577,673

Medical-HMO — 1.8%
Humana, Inc.	19,717	5,800,347

Real Estate Investment Trusts — 3.0%
American Tower Corp.	71,467	9,745,240

Retail-Restaurants — 2.1%
Starbucks Corp.	118,342	6,812,949

Semiconductor Equipment — 3.0%
ASML Holding NV	51,675	9,738,154

Theaters — 0.8%
Live Nation Entertainment, Inc.†	64,487	2,545,302

Transport-Rail — 2.1%
Union Pacific Corp.	50,350	6,728,270

Web Portals/ISP — 5.7%
Alphabet, Inc., Class C†	18,120	18,434,020

Total Long-Term Investment Securities (cost $234,619,916)		310,668,142

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 2.1%
Credit Agricole Corporate and Investment Bank 1.66% due 05/01/2018 (cost $6,800,000)	$6,800,000	6,799,719

TOTAL INVESTMENTS (cost $241,419,916)	99.0%	317,467,861
Other assets less liabilities	1.0	3,224,231

NET ASSETS	100.0%	$320,692,092

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$305,174,246	$5,493,896	**	$—	$310,668,142
Short-Term Investment Securities	—	6,799,719		—	6,799,719

Total Investments at Value	$305,174,246	$12,293,615		$—	$317,467,861

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,493,896 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 41.7%
Aerospace/Defense — 1.1%
Boeing Co.	4,583	$1,528,705
General Dynamics Corp.	3,790	762,965
Northrop Grumman Corp.	1,493	480,806

		2,772,476

Aerospace/Defense-Equipment — 0.3%
Airbus SE	4,081	478,082
L3 Technologies, Inc.	1,045	204,694

		682,776

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,400	54,320

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	6,600	299,508

Airlines — 0.4%
Copa Holdings SA, Class A	2,090	244,885
Delta Air Lines, Inc.	5,380	280,944
Ryanair Holdings PLC ADR†	2,754	302,857
Southwest Airlines Co.	1,980	104,604

		933,290

Apparel Manufacturers — 0.2%
Burberry Group PLC	9,681	242,725
Michael Kors Holdings, Ltd.†	3,710	253,838

		496,563

Applications Software — 1.3%
Microsoft Corp.	32,889	3,075,779
salesforce.com, Inc.†	2,742	331,755

		3,407,534

Athletic Footwear — 0.2%
adidas AG	980	240,965
NIKE, Inc., Class B	5,899	403,433

		644,398

Auto-Cars/Light Trucks — 0.4%
Daimler AG	6,932	546,450
General Motors Co.	5,330	195,824
Renault SA	3,821	413,414

		1,155,688

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd.	22,559	454,261
Bankia SA	57,786	253,672
BOC Hong Kong Holdings, Ltd.	50,500	260,837
Commonwealth Bank of Australia	2,376	128,030
DBS Group Holdings, Ltd.	13,200	304,935
Erste Group Bank AG	4,008	195,808
First Republic Bank	1,398	129,832
ING Groep NV	31,835	534,092
National Australia Bank, Ltd.	2,201	47,806
Regions Financial Corp.	8,460	158,202
Standard Chartered PLC	38,214	402,528
SVB Financial Group†	509	152,502
Svenska Handelsbanken AB, Class A	26,106	291,456
United Overseas Bank, Ltd.	13,300	300,409
Westpac Banking Corp.	3,854	82,786
Zions Bancorporation	3,076	168,411

		3,865,567

Banks-Super Regional — 0.4%
Comerica, Inc.	2,680	253,474
Fifth Third Bancorp	3,340	110,788
Huntington Bancshares, Inc.	15,079	224,828
PNC Financial Services Group, Inc.	1,300	189,293
SunTrust Banks, Inc.	4,839	323,245

		1,101,628

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,930	168,065

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	16,751	723,811
PepsiCo, Inc.	9,500	958,930

		1,682,741

Beverages-Wine/Spirits — 0.2%
Diageo PLC	1,429	50,829
Pernod Ricard SA	2,811	466,240

		517,069

Brewery — 0.3%
Anheuser-Busch InBev SA	5,039	498,908
Heineken NV	2,397	252,061

		750,969

Building & Construction-Misc. — 0.0%
EMCOR Group, Inc.	1,430	105,234

Building Products-Cement — 0.2%
HeidelbergCement AG	991	97,170
LafargeHolcim, Ltd. (SIX)	6,104	338,802
LafargeHolcim, Ltd. (Euronext Paris)	835	46,676

		482,648

Building-Heavy Construction — 0.0%
Vinci SA	953	95,160

Building-Residential/Commercial — 0.4%
Barratt Developments PLC	16,754	128,491
D.R. Horton, Inc.	3,908	172,499
Lennar Corp., Class A	4,941	261,329
PulteGroup, Inc.	10,160	308,458
Taylor Wimpey PLC	65,457	172,545

		1,043,322

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,476	400,424
Comcast Corp., Class A	5,240	164,483
DISH Network Corp., Class A†	5,494	184,324

		749,231

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,090	226,590

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	3,099	187,521
Vodafone Group PLC	223,779	651,117

		838,638

Chemicals-Diversified — 0.2%
BASF SE	1,692	175,784
Huntsman Corp.	8,513	253,432

		429,216

Chemicals-Specialty — 0.1%
Brenntag AG	4,966	284,179

Coal — 0.0%
Peabody Energy Corp.	1,980	72,963

Coatings/Paint — 0.1%
Akzo Nobel NV	3,162	284,639

Commercial Services-Finance — 0.3%
Moody’s Corp.	1,490	241,678
S&P Global, Inc.	2,870	541,282

		782,960

Computer Services — 0.5%
Accenture PLC, Class A	3,789	572,897
Capgemini SE	1,975	271,057
DXC Technology Co.	2,934	302,378
Teradata Corp.†	3,780	154,677

		1,301,009

Computers — 0.9%
Apple, Inc.	11,755	1,942,631
HP, Inc.	18,910	406,376

		2,349,007

Computers-Memory Devices — 0.1%
NetApp, Inc.	4,390	292,286

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	5,327	265,498

Containers-Paper/Plastic — 0.1%
WestRock Co.	4,738	280,300

Cosmetics & Toiletries — 0.1%
Unilever NV CVA	5,059	288,601

Decision Support Software — 0.1%
MSCI, Inc.	1,820	272,691

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	1,202	252,841

Distribution/Wholesale — 0.3%
Fastenal Co.	6,537	326,785
Ferguson PLC	5,304	405,208

		731,993

Diversified Banking Institutions — 2.8%
Banco Santander SA	40,292	259,790
Bank of America Corp.	78,842	2,358,953
BNP Paribas SA	8,148	627,997
Citigroup, Inc.	22,478	1,534,573
Credit Suisse Group AG	14,260	239,587
Deutsche Bank AG	5,911	80,975
HSBC Holdings PLC	54,616	544,339
Lloyds Banking Group PLC	262,472	233,283
Macquarie Group, Ltd.	1,508	122,484
Morgan Stanley	14,750	761,395
UBS Group AG	16,316	274,132
UniCredit SpA	11,217	242,716

		7,280,224

Diversified Manufacturing Operations — 0.4%
Eaton Corp. PLC	8,353	626,726
Siemens AG	2,140	272,229
Wartsila Oyj Abp	5,385	114,155

		1,013,110

Diversified Minerals — 0.2%
BHP Billiton, Ltd.	23,968	557,929

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	28,000	330,697

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	1,244	1,948,266
eBay, Inc.†	20,140	762,903
Wayfair, Inc., Class A†	1,170	72,891

		2,784,060

E-Commerce/Services — 0.0%
IAC/InterActiveCorp.†	260	42,156

Electric-Integrated — 0.9%
Enel SpA	87,935	556,976
Iberdrola SA	72,311	557,445
NextEra Energy, Inc.	4,240	694,978
Public Service Enterprise Group, Inc.	4,587	239,212
Xcel Energy, Inc	6,101	285,771

		2,334,382

Electronic Components-Misc. — 0.1%
Koninklijke Philips NV	6,817	287,777

Electronic Components-Semiconductors — 0.8%
Broadcom, Inc.	2,064	473,523
Infineon Technologies AG	9,098	233,013
Microchip Technology, Inc.	4,162	348,193
NVIDIA Corp.	2,407	541,335
Texas Instruments, Inc.	4,912	498,224

		2,094,288

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	3,290	233,294

Enterprise Software/Service — 0.6%
Oracle Corp.	17,146	783,058
SAP SE	5,939	661,951
Workday, Inc., Class A†	903	112,731

		1,557,740

Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	806	266,657

Finance-Credit Card — 0.6%
Alliance Data Systems Corp.	363	73,707
Visa, Inc., Class A	11,243	1,426,512

		1,500,219

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	4,162	231,740

Finance-Other Services — 0.1%
Deutsche Boerse AG	2,226	299,502

Food-Catering — 0.1%
Sodexo SA	3,252	321,370

Food-Misc./Diversified — 0.8%
Chr. Hansen Holding A/S	1,911	173,243
General Mills, Inc.	1,802	78,819
Ingredion, Inc.	1,720	208,275
Mondelez International, Inc., Class A	10,502	414,829
Nestle SA	11,891	919,282
Post Holdings, Inc.†	2,970	236,323

		2,030,771

Food-Retail — 0.1%
Wesfarmers, Ltd.	6,734	221,149

Gold Mining — 0.1%
Newmont Mining Corp.	5,080	199,593

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	3,690	290,920
InterContinental Hotels Group PLC	3,971	250,318
Whitbread PLC	1,842	108,436

		649,674

Human Resources — 0.1%
ManpowerGroup, Inc.	2,060	197,183

Independent Power Producers — 0.3%
NRG Energy, Inc.	10,290	318,990
Vistra Energy Corp.†	14,910	340,694

		659,684

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	130	21,389

Industrial Gases — 0.3%
Air Liquide SA	4,676	607,523
Linde AG	535	118,884

		726,407

Instruments-Scientific — 0.0%
Waters Corp.†	580	109,278

Insurance-Life/Health — 0.5%
Aviva PLC	40,317	293,093
Brighthouse Financial, Inc.†	4,207	213,631
Lincoln National Corp.	2,160	152,582
Principal Financial Group, Inc.	1,990	117,848
Prudential PLC	20,821	534,004

		1,311,158

Insurance-Multi-line — 1.0%
Allianz SE	335	79,250
Allstate Corp.	3,470	339,435
Assicurazioni Generali SpA	16,362	329,913
Assurant, Inc.	350	32,487
AXA SA	17,622	503,741
Chubb, Ltd.	1,238	167,959
Hartford Financial Services Group, Inc.	13,640	734,378
Voya Financial, Inc.	3,542	185,424
Zurich Insurance Group AG	418	133,338

		2,505,925

Insurance-Property/Casualty — 0.4%
First American Financial Corp.	3,320	169,685
Progressive Corp.	6,230	375,607
Travelers Cos., Inc.	2,930	385,588

		930,880

Insurance-Reinsurance — 0.1%
Swiss Re AG	3,151	299,835

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	2,681	461,132

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,310	213,648

Internet Security — 0.1%
Palo Alto Networks, Inc.†	1,540	296,465

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	2,766	387,821

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	11,019	1,590,703

Machinery-Farming — 0.2%
Deere & Co.	3,330	450,649

Medical Instruments — 0.3%
Boston Scientific Corp.†	7,598	218,215
Medtronic PLC	6,042	484,145

		702,360

Medical Products — 0.2%
Baxter International, Inc.	7,740	537,930

Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	3,757	655,521
Biogen, Inc.†	1,023	279,893
CSL, Ltd.	1,169	149,269
Gilead Sciences, Inc.	7,990	577,118
Incyte Corp.†	1,283	79,469
Shire PLC	7,864	417,916
Vertex Pharmaceuticals, Inc.†	2,660	407,406

		2,566,592

Medical-Drugs — 2.4%
AbbVie, Inc.	5,367	518,184
AstraZeneca PLC	1,961	137,486
Bayer AG	4,623	553,418
Bristol-Myers Squibb Co.	2,476	129,074
GlaxoSmithKline PLC	22,647	454,454
Johnson & Johnson	8,429	1,066,184
Merck & Co., Inc.	4,493	264,503
Novartis AG	6,294	484,110
Novo Nordisk A/S, Class B	4,853	227,852
Pfizer, Inc.	31,205	1,142,415
Roche Holding AG	3,320	736,581
Sanofi	6,005	473,989

		6,188,250

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR	5,506	98,998

Medical-HMO — 1.4%
Aetna, Inc.	2,044	365,978
Anthem, Inc.	3,540	835,405
Centene Corp.†	2,770	300,767
Humana, Inc.	2,380	700,148
Molina Healthcare, Inc.†	3,890	323,843
UnitedHealth Group, Inc.	4,236	1,001,390
WellCare Health Plans, Inc.†	600	123,096

		3,650,627

Metal-Aluminum — 0.1%
Alcoa Corp.†	5,520	282,624

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	14,530	221,001

Metal-Diversified — 0.2%
Rio Tinto PLC	1,712	92,764

Rio Tinto, Ltd.	7,096	424,935

		517,699

Miscellaneous Manufacturing — 0.1%
Alstom SA	6,170	279,706

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,280	304,522

Multimedia — 0.5%
Time Warner, Inc.	891	84,467
Vivendi SA	6,865	181,074
Walt Disney Co.	10,849	1,088,480

		1,354,021

Networking Products — 0.1%
Cisco Systems, Inc.	6,690	296,300

Oil Companies-Exploration & Production — 1.1%
Cabot Oil & Gas Corp.	4,785	114,409
ConocoPhillips	5,300	347,150
Devon Energy Corp.	1,950	70,844
Diamondback Energy, Inc.	1,941	249,322
EOG Resources, Inc.	5,653	668,015
Occidental Petroleum Corp.	6,481	500,722
Parsley Energy, Inc., Class A†	8,245	247,597
Pioneer Natural Resources Co.	3,180	640,929

		2,838,988

Oil Companies-Integrated — 1.1%
BP PLC	63,330	467,905
Chevron Corp.	3,801	475,543
Royal Dutch Shell PLC, Class A	15,359	533,843
Royal Dutch Shell PLC, Class B	21,199	757,268
TOTAL SA	11,649	731,515

		2,966,074

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	5,520	335,009
Marathon Petroleum Corp.	4,880	365,561
PBF Energy, Inc., Class A	8,590	329,255
Valero Energy Corp.	7,810	866,363

		1,896,188

Oil-Field Services — 0.0%
TechnipFMC PLC	3,105	101,767

Pharmacy Services — 0.2%
CVS Health Corp.	8,471	591,530
Express Scripts Holding Co.†	560	42,392

		633,922

Poultry — 0.1%
Pilgrim’s Pride Corp.†	7,540	162,864

Power Converter/Supply Equipment — 0.2%
Schneider Electric SE	5,593	505,215

Private Equity — 0.1%
3i Group PLC	20,893	270,127

Professional Sports — 0.1%
Madison Square Garden Co., Class A†	820	199,276

Publishing-Newspapers — 0.1%
News Corp., Class A	14,880	237,782

Real Estate Investment Trusts — 0.5%
American Tower Corp.	2,720	370,899
AvalonBay Communities, Inc.	1,101	179,463
Chimera Investment Corp.	3,260	57,018
Dexus	29,451	209,868
Goodman Group	44,507	303,266
Prologis, Inc.	590	38,297
SBA Communications Corp.†	1,470	235,538

		1,394,349

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	6,250	283,188

Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	24,000	206,896

Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	3,900	192,699
United Rentals, Inc.†	1,770	265,500

		458,199

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	3,260	95,322
Industria de Diseno Textil SA	13,269	411,011
Urban Outfitters, Inc.†	7,760	312,495

		818,828

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	771	481,505
O’Reilly Automotive, Inc.†	971	248,644

		730,149

Retail-Building Products — 0.2%
Home Depot, Inc.	2,989	552,367

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,900	298,467
Dixons Carphone PLC	30,737	85,901

		384,368

Retail-Discount — 0.5%
Target Corp.	9,360	679,536
Walmart, Inc.	7,420	656,373

		1,335,909

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	3,159	300,002

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	4,350	270,222

Retail-Restaurants — 0.0%
Yum China Holdings, Inc.	2,060	88,086

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	5,847	510,735

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	15,660	777,832
ASML Holding NV	1,898	358,736
Lam Research Corp.	2,880	532,973
Teradyne, Inc.	5,400	175,770

		1,845,311

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)	2,844	361,787

Software Tools — 0.3%
VMware, Inc., Class A†	4,900	652,974

Steel-Producers — 0.1%
ArcelorMittal	7,566	254,727

Steel-Specialty — 0.1%
Outokumpu Oyj	29,645	191,823

Telephone-Integrated — 0.7%
AT&T, Inc.	18,000	588,600
Deutsche Telekom AG	18,223	318,626
Telecom Italia SpA†	201,285	198,179
Telefonica SA	19,417	197,695
Verizon Communications, Inc.	11,167	551,091

		1,854,191

Television — 0.1%
ITV PLC	100,853	209,488

Tobacco — 0.4%
British American Tobacco PLC	13,108	720,314
Philip Morris International, Inc.	4,035	330,870

		1,051,184

Transport-Rail — 0.4%
Norfolk Southern Corp.	4,506	646,476
Union Pacific Corp.	2,148	287,037

		933,513

Transport-Services — 0.2%
Cargotec Corp., Class B	3,092	158,019
Deutsche Post AG	9,180	399,749

		557,768

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	590	38,090
VeriSign, Inc.†	2,520	295,899

		333,989

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	1,656	1,686,768
Alphabet, Inc., Class C†	220	223,813

		1,910,581

Wireless Equipment — 0.1%
Nokia Oyj	43,821	264,369

Total Common Stocks (cost $104,185,529)		108,927,923

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
ING Groep NV 6.88% due 04/16/2022(1)	$200,000	211,050

Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 7.50% due 12/11/2023*(1)	200,000	216,754
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(1)	185,000	177,718
HSBC Holdings PLC 6.38% due 03/30/2025(1)	200,000	206,000

		600,472

Pipelines — 0.1%
Enbridge, Inc. 6.25% due 03/01/2078	105,000	102,451

Total Preferred Securities/Capital Securities (cost $936,305)		913,973

ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.78% (1 ML + 0.88%) due 09/15/2034*(2)	160,000	160,500
A10 Securitization LLC Series 2016-1, Class A1 2.42% due 03/15/2035*(2)	39,265	39,205
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 2.10% (1 ML + 0.20%) due 07/20/2046(3)	203,628	155,999
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	218,395	218,022
Banc of America Commercial Mtg. Trust VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(2)(4)	117,826	119,341
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(2)	370,000	364,043
BANK Series 2018-BN11, Class A3 4.05% due 03/15/2061(2)	145,000	148,489
BBCMS Mtg. Trust FRS Series 2018-TALL, Class A 2.62% (1 ML + 0.72%) due 03/15/2037*(2)	405,000	402,845
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 2.77% (1 ML + 0.87%) due 06/15/2035*(2)	310,000	310,002
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 2.55% (1 ML + 0.67%) due 03/15/2037*(2)	270,000	269,953

BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class B 2.77% (1 ML + 0.87%) due 03/15/2037*(2)	229,500	228,997
BX Trust FRS Series 2018-MCSF, Class A 2.48% (1 ML + 0.58%) due 04/15/2035*(2)	255,000	252,776
BX Trust FRS Series 2018-MCSF, Class B 2.71% (1 ML + 0.81%) due 04/15/2035*(2)	110,000	109,074
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(2)	120,000	116,916
BXP Trust VRS Series 2017-GM, Class B 3.54% due 06/13/2039*(2)(4)	260,000	251,166
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	108,900	107,959
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	48,584	48,548
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,629
CGDB Commercial Mtg. Trust FRS Series 2017-BIO, Class A 2.65% (1 ML + 0.75%) due 05/15/2030*(2)	143,000	143,090
CGDB Commercial Mtg. Trust FRS Series 2017-BIO, Class B 2.85% (1 ML + 0.95%) due 05/15/2030*(2)	100,000	100,157
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 2.69% (1 ML + 0.79%) due 07/15/2032*(2)	300,000	301,128
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 2.87% (1 ML + 0.97%) due 07/15/2032*(2)	281,000	282,320
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(2)	90,000	88,337
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(2)	400,000	408,910
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 2.66% (1 ML + 0.76%) due 12/25/2033	24,942	24,832
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)	122,936	92,310
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(3)	103,129	96,253
Cold Storage Pass-Through Certs. Trust FRS Series 2017-ICE3, Class A 2.90% (1 ML + 1.00%) due 04/15/2036*(2)	195,000	195,731
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(2)	100,000	95,526
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 08/10/2050(2)	225,000	233,571
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.91% due 02/10/2047(2)(4)	100,000	101,256
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 2.10% (1 ML + 0.50%) due 02/25/2044*	239,000	239,068
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	247,367	201,924
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 2.80% (1 ML + 0.90%) due 10/25/2034	61,090	60,243
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	27,749	26,475
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 3.54% due 09/25/2034(3)(4)	14,223	14,246
Dell Equipment Finance Trust Series 2017-1, Class A2 1.86% due 06/24/2019*	67,381	67,232
Dell Equipment Finance Trust Series 2017-1, Class A3 2.14% due 04/22/2022*	100,000	99,406
Drive Auto Receivables Trust Series 2017-2, Class A3 1.82% due 06/15/2020	68,223	68,166
Drive Auto Receivables Trust Series 2017-BA, Class B 2.20% due 05/15/2020*	510,886	510,439
DT Auto Owner Trust Series 2018-1A, Class B 3.04% due 01/18/2022*	140,000	139,701
Exeter Automobile Receivables Trust Series 2018-1A, Class B 2.75% due 04/15/2022*	185,000	183,311
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	228,000	224,648

Exeter Automobile Receivables Trust Series 2018-2A, Class B 3.27% due 05/16/2022*	220,000	219,808
Exeter Automobile Receivables Trust Series 2018-2A, Class C 3.69% due 03/15/2023*	135,000	134,870
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 2.75% (1 ML + 0.86%) due 06/25/2034	128,261	127,244
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	75,604	75,738
Fremont Home Loan Trust FRS Series 2005-C, Class M1 2.62% (1 ML + 0.72%) due 07/25/2035	115,388	115,562
GPMT, Inc. FRS Series 2018-FL1, Class A 2.80% (1 ML + 0.90%) due 12/19/2035*(2)(9)	360,000	360,000
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(2)	175,000	171,579
GS Mtg. Securities Trust Series 2018-GS9, Class A4 3.99% due 03/10/2051(2)	195,000	199,226
GSAMP Trust FRS Series 2006-FM1, Class A2C 2.06% (1 ML + 0.16%) due 04/25/2036	228,201	169,284
GSAMP Trust FRS Series 2005-SEA2, Class M1 2.42% (1 ML + 0.52%) due 01/25/2045*	115,000	114,681
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.19% due 01/15/2046(2)(4)	90,000	91,467
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(2)(4)	135,000	136,739
JPMorgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(3)	65,182	66,088
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)(4)	327,256	248,714
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	16,547	16,607
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 2.75% (1 ML + 0.86%) due 07/25/2034	61,740	61,564
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(2)	271,780	267,937
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(2)(4)	137,000	134,299
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(3)(4)	353,315	347,093
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	53,839
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	172,877
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(2)	145,000	142,555
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(2)	415,000	424,913
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class A 2.80% (1 ML + 0.90%) due 02/15/2034*(2)	50,746	50,747
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class B 3.25% (1 ML + 1.35%) due 02/15/2034*(2)	145,000	145,090
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class C 3.55% (1 ML + 1.65%) due 02/15/2034*(2)	45,000	45,056
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 4.04% due 11/15/2049(2)(4)	95,000	91,003
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(2)	330,000	329,326
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 2.75% (1 ML + 0.86%) due 11/25/2034	27,638	27,639

PFP, Ltd. FRS Series 2017-3, Class A 2.95% (1 ML + 1.05%) due 01/14/2035*(2)	141,600	141,730
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	151,477	149,373
Prosper Marketplace Issuance Trust Series 2018-1A, Class B 3.90% due 06/17/2024*	100,000	100,069
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 2.27% (1 ML + 0.37%) due 08/25/2035	186,328	177,629
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% due 01/20/2021*	310,000	306,085
Sofi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	260,000	260,167
UBS Commercial Mtg. Trust VRS Series 2017-C4, Class C 4.60% due 10/15/2050(2)(4)	115,000	112,176
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.46% due 10/15/2044(2)(4)	156,681	157,542
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C33, Class AJ 6.21% due 02/15/2051(2)(4)	310,000	308,450
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	71,437	58,372
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(2)	60,000	57,578
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 3.72% due 06/25/2035(3)(4)	110,703	113,147
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(3)	1,310	1,324
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	41,383	41,120
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(2)	130,000	128,332

Total Asset Backed Securities (cost $14,583,089)		14,026,383

U.S. CORPORATE BONDS & NOTES — 9.3%
Aerospace/Defense — 0.2%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	185,000	173,421
Rockwell Collins, Inc. Senior Notes 2.80% due 03/15/2022	165,000	160,217
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	245,000	235,374

		569,012

Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	19,536
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	130,000	122,298

		141,834

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.05% due 11/15/2027	115,000	108,705

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	100,000	97,435

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	265,000	243,925
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	129,790

		373,715

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	40,000	35,654
General Motors Co. Senior Notes 4.20% due 10/01/2027	85,000	81,333
General Motors Co. Senior Notes 5.00% due 04/01/2035	20,000	19,420
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	105,000	100,463
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	60,000	58,363

		295,233

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	69,979
Dana, Inc. Senior Notes 5.50% due 12/15/2024	20,000	20,350

		90,329

Banks-Commercial — 0.1%
Capital One NA Senior Notes 2.65% due 08/08/2022	250,000	239,067
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	42,983

		282,050

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	140,000	131,045
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	175,000	175,751
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	248,190
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	75,000	70,357
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	45,000	44,401

		669,744

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	70,000	62,757

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	445,000	435,076
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	80,000	79,056

		514,132

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	325,000	332,719
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	51,437

		384,156

Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	50,000	43,905
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	35,000	32,637

		76,542

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	50,000	46,901
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	60,000	54,130

		101,031

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.50% due 11/15/2027	45,000	42,392

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	130,000	129,025
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	187,571
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	55,000	50,177
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	24,000	23,803
Comcast Corp. Company Guar. Notes 3.15% due 02/15/2028	105,000	98,078
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	115,000	98,882
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	80,000	66,470
Comcast Corp. Company Guar. Notes 4.00% due 03/01/2048	30,000	27,467
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	110,000	103,416
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	255,000	220,894

DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	59,588

		1,065,371

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	70,000	66,237
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	50,000	55,500

		121,737

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	115,775
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	65,000	69,713
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	175,000	174,365
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	165,000	172,837

		532,690

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	41,492

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	70,000	67,845
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	58,000	55,651

		123,496

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	45,000	45,619

Computers — 0.3%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	140,000	128,561
Apple, Inc. Senior Notes 2.75% due 01/13/2025	235,000	224,518
Apple, Inc. Senior Notes 3.35% due 02/09/2027	90,000	88,078
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	56,028
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	110,439
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	79,541

		687,165

Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	35,000	33,163

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	34,654	35,130

Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	112,178

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	40,000	37,048

Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	15,000	14,644
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	235,000	230,526
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	143,417
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	350,000	339,650
Bank of America Corp. Senior Notes 3.42% due 12/20/2028*	314,000	294,865
Citigroup, Inc. Senior Notes 2.05% due 06/07/2019	200,000	198,460
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	240,000	232,143
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	137,388
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	41,944

Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	130,000	122,621
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	92,340
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	144,863
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	200,000	193,017
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	69,996
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	200,000	195,045
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	185,221
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	705,000	680,604
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	100,000	95,642
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	118,822
Morgan Stanley Senior Notes 2.38% due 07/23/2019	215,000	213,994
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,737
Morgan Stanley Senior Notes 3.59% due 07/22/2028	55,000	52,289
Morgan Stanley Senior Notes 3.77% due 01/24/2029	280,000	269,120
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	84,207
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	38,886
Morgan Stanley Senior Notes 5.63% due 09/23/2019	200,000	207,058

		4,406,499

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	167,822
General Electric Co. Senior Notes 4.13% due 10/09/2042	80,000	72,862
General Electric Co. Senior Notes 4.50% due 03/11/2044	35,000	33,879
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	25,000	24,100
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	39,456

		338,119

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	55,000	52,935
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*	110,000	105,596

		158,531

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	85,000	84,360
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	40,863
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	29,930
Sempra Energy Senior Notes 3.25% due 06/15/2027	75,000	70,322
Sempra Energy Senior Notes 3.40% due 02/01/2028	90,000	85,006

		310,481

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	66,501
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	65,000	64,777

		131,278

Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028*	160,000	152,716
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	61,499
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	195,000	177,864

Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	179,646
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	60,000	56,608
Edison International Senior Notes 4.13% due 03/15/2028	120,000	119,167
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	65,922
Entergy Corp. Senior Notes 2.95% due 09/01/2026	45,000	41,349
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	130,000	127,948
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	80,000	78,276
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	75,000	72,242
PacifiCorp 1st Mtg. Notes 2.95% due 02/01/2022	110,000	109,434
PPL Capital Funding, Inc. Company Guar. Notes 3.10% due 05/15/2026	50,000	46,551
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	87,911
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	60,000	59,659
Southern Power Co. Senior Notes 4.95% due 12/15/2046	40,000	40,747
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	60,000	56,518
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	124,539
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	97,408

		1,756,004

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 3.35% due 11/15/2027*	145,000	136,295

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	102,625
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	100,000	104,050
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	45,000	49,612

		256,287

Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	126,875
Oracle Corp. Senior Notes 2.95% due 11/15/2024	165,000	159,364
Oracle Corp. Senior Notes 3.25% due 11/15/2027	270,000	259,587

		545,826

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	60,000	60,300

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	109,751
Synchrony Financial Senior Notes 3.95% due 12/01/2027	71,000	66,022

		175,773

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	66,949
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	85,000	82,142
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.40% due 02/07/2028	160,000	155,875

		304,966

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	59,700

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	87,000	86,358
McCormick & Co., Inc. Senior Notes 2.70% due 08/15/2022	55,000	52,960

		139,318

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	95,000	80,428

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	91,620

Gas-Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	65,959
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	25,000	25,520
NiSource, Inc. Senior Notes 5.80% due 02/01/2042	25,000	28,794

		120,273

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	56,850

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	199,293

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	42,912
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	104,001

		146,913

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	66,544
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	66,950

		133,494

Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	65,812

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.89% due 06/06/2022	30,000	29,023
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	67,113

		96,136

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	85,000	76,525
Celgene Corp. Senior Notes 4.35% due 11/15/2047	75,000	69,402
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	135,000	128,572

		274,499

Medical-Drugs — 0.1%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	135,000	136,168

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	145,000	138,038
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	60,000	58,831
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	43,224

		240,093

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	228,850
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	126,500
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	205,000	203,206

		558,556

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	80,000	73,512
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	31,031

		104,543

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	100,000

Oil Companies-Exploration & Production — 0.1%
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	45,000	45,563
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	73,500
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	34,000	35,687
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	61,575
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	97,256

		313,581

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	120,000	116,854

Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	15,000	14,805
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	105,000	103,245
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	20,000	20,888

		138,938

Oil-Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	65,721
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	135,000	135,123

		200,844

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.35% due 08/15/2048	35,000	31,868

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 3.70% due 03/09/2023	145,000	144,215
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	155,000	154,442
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	100,000	98,914
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	40,000	39,555
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	63,453	73,946

		511,072

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	40,900

Pipelines — 0.3%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	135,000	127,810
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	131,117
Energy Transfer Partners LP Company Guar. Notes 5.15% due 02/01/2043	55,000	49,658
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	115,000	119,790
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	63,423
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	48,354
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	20,454
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	97,000	100,556
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	19,652
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	32,238
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	46,194
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	14,860

		774,106

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	59,700

Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	75,000	77,077

		136,777

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	108,582
American Tower Corp. Senior Notes 3.60% due 01/15/2028	35,000	32,690
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	130,000	127,075
CoreCivic, Inc. Company Guar. Notes 4.63% due 05/01/2023	130,000	128,700
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	60,000	56,924
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	69,650
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	103,793
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	44,033
Simon Property Group LP Senior Notes 3.38% due 12/01/2027	145,000	136,898

		808,345

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	85,000	84,150
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	5,000	5,300
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	48,000	51,816
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	70,000	65,856
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	70,000	71,312
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	75,000	71,063

		349,497

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	90,000	82,390

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	85,000	79,738

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	100,000	58,000

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	10,000	9,655

Telecommunication Equipment — 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	46,687
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	92,475

		139,162

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	182,000	176,172
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	150,000	133,470
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	40,000	40,876
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	79,200
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	85,922
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026	155,000	139,141
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	140,000	122,348
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	105,000	103,252
Windstream Services LLC/Windstream Finance Corp. Company Guar. Notes 8.75% due 12/15/2024*	169,000	100,977

		981,358

Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 02/15/2028	180,000	165,106
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	59,400

		224,506

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	60,000	58,200
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	59,250

		117,450

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	64,624
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	92,569
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	210,000	196,475
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	115,000	107,304
Philip Morris International, Inc. Senior Notes 2.38% due 08/17/2022	155,000	148,605
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	36,555
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,738
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	101,000	101,991

		752,861

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	160,000	155,513
Aviation Capital Group LLC Senior Notes 3.50% due 11/01/2027*	90,000	83,533

		239,046

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	111,198
CSX Corp. Senior Notes 3.80% due 11/01/2046	50,000	45,015
Norfolk Southern Corp. Senior Notes 4.15% due 02/28/2048	80,000	77,827

		234,040

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.88% due 08/01/2042	35,000	32,101

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	100,970

Total U.S. Corporate Bonds & Notes (cost $24,946,344)		24,302,270

FOREIGN CORPORATE BONDS & NOTES — 3.3%
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	62,250

Banks-Commercial — 0.8%
Bank of Montreal Senior Notes 2.35% due 09/11/2022	215,000	205,382
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	117,739
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	204,644
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	250,000	245,745
BPCE SA Senior Notes 3.50% due 10/23/2027*	250,000	233,704
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	250,000	247,769
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	347,099
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	251,414
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	199,569
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	65,000	63,605

		2,116,670

Banks-Special Purpose — 0.3%
KFW Government Guar. Notes 2.63% due 04/12/2021	790,000	786,362

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	15,000	14,884

Building Societies — 0.1%
Nationwide Building Society Senior Notes 4.30% due 03/08/2029*	200,000	196,658

Cable/Satellite TV — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	225,000	230,625

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	200,000	202,000

Diversified Banking Institutions — 0.4%
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	242,966
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	316,344
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	70,000	67,483
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	248,619
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	285,000	273,334

		1,148,746

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	200,000	191,527

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	232,000

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	57,036

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	200,000	194,944
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	185,707

		380,651

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.95% due 02/01/2022	308,000	307,935

Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	200,000	190,453

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	246,799

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	99,061
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	100,000	91,144
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	151,594

		341,799

Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	75,000	73,745
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	35,000	32,960

		106,705

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	31,587

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	81,551
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	119,648
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	55,000	52,885
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037	17,000	16,802
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	48,000	54,545

KazMunayGas National Co. Senior Notes 5.75% due 04/19/2047*	200,000	191,220
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043	200,000	198,967
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	207,878
Petroleos Mexicanos FRS Company Guar. Notes 5.72% (3 ML+3.65%) due 03/11/2022	169,000	184,463
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	88,000	83,267

		1,191,226

Pipelines — 0.1%
Abu Dhabi Crude Oil Pipeline LLC Senior Sec. Notes 4.60% due 11/02/2047*	200,000	188,265

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	51,875

Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000	148,765

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	93,976

Total Foreign Corporate Bonds & Notes (cost $8,751,065)		8,518,794

U.S. GOVERNMENT AGENCIES — 9.1%
Federal Home Loan Mtg. Corp. — 1.6%
3.00% due 08/01/2043	129,305	125,750
3.00% due 09/01/2046	47,042	45,739
3.50% due 02/01/2030	201,904	204,860
3.50% due 03/01/2031	110,570	112,123
3.50% due 05/01/2042	89,889	89,506
3.50% due 08/01/2042	34,446	34,487
3.50% due 08/01/2044	540,340	541,007
3.50% due 09/01/2044	58,015	58,049
3.50% due 01/01/2045	209,524	209,427
3.50% due 05/01/2045	130,888	130,599
3.50% due 07/01/2045	141,230	140,875
3.50% due 01/01/2046	317,304	316,506
3.50% due 08/01/2046	172,474	172,681
4.00% due 06/01/2045	194,742	199,738
4.50% due 10/01/2019	5,372	5,411
5.00% due 03/01/2019	1,012	1,017
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K70, Class B 3.93% due 12/25/2049*(2)(4)	65,000	62,221
Series 2015-K51, Class C 4.09% due 10/25/2048*(2)(4)	115,000	109,800
Series 2018-K74, Class B 4.23% due 02/25/2051*(2)(4)	65,000	63,419
Series 2012-K18, Class B 4.40% due 01/25/2045*(2)(4)	220,000	224,862
Series 2012-K18, Class B 4.49% due 01/25/2046*(2)(4)	130,000	133,408
Series 2011-K16, Class B 4.75% due 11/25/2046*(2)(4)	255,000	265,406
Series 2011-K10, Class B 4.78% due 11/25/2049*(2)(4)	285,000	293,642
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(3)(5)	39,996	3,577
Series 4097, Class HI 3.00% due 08/15/2027(3)(5)	258,135	25,553
Series 4207, Class JI 3.00% due 05/15/2028(3)(5)	313,133	31,393
Series 4323, Class IW 3.50% due 04/15/2028(3)(5)	139,806	12,664
Series 4788, Class GH 3.50% due 07/15/2042(3)	250,000	250,760
Federal Home Loan Mtg. Corp. STRIPS FRS Series 317, Class F3 2.42% (1 ML + 0.52%) due 11/15/2043(3)	264,634	267,331
Series 326, Class F2 2.45% (1 ML + 0.55%) due 03/15/2044(3)	75,168	75,807

		4,207,618

Federal National Mtg. Assoc. — 6.1%
1.88% due 09/24/2026	815,000	739,876
3.00% due 05/01/2027	28,953	28,899
3.00% due 06/01/2027	33,951	33,887
3.00% due 12/01/2030	146,106	145,290
3.00% due 01/01/2031	309,999	307,711
3.00% due 05/01/2043	284,538	276,841
3.00% due 09/01/2043	1,336,442	1,300,180
3.00% due 12/01/2043	467,205	454,580
3.00% due 12/01/2045	1,851,844	1,794,191
3.06% due 09/01/2029	147,000	140,613
3.10% due 01/01/2026	230,000	226,871
3.50% due 11/01/2030	44,251	44,826
3.50% due 12/01/2030	77,401	78,410
3.50% due 01/01/2031	44,542	45,144
3.50% due 02/01/2031	47,160	47,814
3.50% due 03/01/2031	45,442	46,071
3.50% due 06/01/2042	171,729	171,779
3.50% due 08/01/2042	63,866	63,845
3.50% due 09/01/2042	31,563	31,553

3.50% due 12/01/2042	282,558	282,663
3.50% due 07/01/2043	90,000	89,944
3.50% due 08/01/2044	480,722	479,646
3.50% due 01/01/2045	391,104	391,356
3.50% due 08/01/2045	453,396	451,740
3.50% due 11/01/2045	251,431	250,222
3.50% due 01/01/2046	490,000	488,753
3.50% due 05/01/2046	490,000	487,159
3.50% due 06/01/2046	152,723	152,277
3.50% due 01/01/2047	143,686	143,802
3.50% due 07/01/2047	430,000	429,788
3.50% due 10/01/2056	182,849	181,377
4.00% due 12/01/2041	225,639	231,560
4.00% due 03/01/2042	870,051	892,847
4.00% due 12/01/2042	122,370	125,580
4.00% due 02/01/2043	46,126	47,331
4.00% due 03/01/2044	71,790	73,670
4.00% due 06/01/2044	428,985	439,945
4.00% due 04/01/2046	14,603	14,967
4.00% due 10/01/2047	236,801	241,549
4.00% due 12/01/2047	935,074	954,684
4.50% due 04/01/2041	855,461	900,384
4.50% due 09/01/2041	143,120	150,656
4.50% due 10/01/2042	134,855	142,321
4.50% due 06/01/2044	513,393	540,739
5.00% due 07/01/2018	341	347
5.00% due 08/01/2018	338	343
5.00% due 06/01/2019	2,968	3,015
5.00% due 08/01/2035	66,870	71,815
5.00% due 09/01/2041	143,586	154,418
Federal National Mtg. Assoc. REMIC Series 2012-145, Class EI 3.00% due 01/25/2028(3)(5)	112,019	9,941
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(5)	103,757	8,968
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(5)	194,589	20,583
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	401,072	402,970
Series 2017-49, Classs JA 4.00% due 07/25/2053(3)	381,216	391,808
Series 2010-116, Class BI 5.00% due 08/25/2020(3)(5)	17,813	412
Federal National Mtg. Assoc. REMIC FRS Series 2016-40, Class FA 2.55% (1 ML + 0.65%) due 07/25/2046(3)	186,439	190,122
Series 2016-63, Class AS 4.10% (6.00% - 1 ML) due 09/25/2046(3)(5)(6)	338,775	61,022
Federal National Mtg. Assoc. STRIPS Series 421, Class C3 4.00% due 07/25/2030(3)(5)	203,247	25,051

		15,904,156

Government National Mtg. Assoc. — 1.4%
4.00% due 07/20/2047	1,113,574	1,144,111
4.00% due 09/20/2047	66,037	67,606
4.50% due 05/15/2039	35,300	37,260
4.50% due 07/20/2040	17,094	17,939
4.50% due 10/20/2040	105,628	110,862
4.50% due 08/20/2045	73,791	77,549
4.50% due 03/20/2048	1,655,904	1,726,676
5.50% due 01/15/2034	54,922	59,450
7.50% due 01/15/2032	32,145	37,563
4.00% due May 30 TBA	300,000	306,844
Government National Mtg. Assoc. REMIC FRS Series 2005-C, Class M1 4.30% (6.20%-1 ML) due 10/20/2045(3)(5)(6)	339,974	64,922

		3,650,782

Total U.S. Government Agencies (cost $24,384,523)		23,762,556

U.S. GOVERNMENT TREASURIES — 5.0%
United States Treasury Bonds — 2.2%
2.25% due 08/15/2046	953,000	801,376
2.75% due 11/15/2047	1,191,500	1,111,725
2.88% due 11/15/2046	425,000	407,203
3.00% due 05/15/2045	720,000	708,075
3.00% due 02/15/2047	750,000	736,436
3.00% due 02/15/2048	372,000	365,112
4.50% due 02/15/2036	1,355,000	1,639,868

		5,769,795

United States Treasury Notes — 2.8%
1.50% due 07/15/2020	2,090,000	2,043,791
1.88% due 12/15/2020	1,845,000	1,812,208
2.38% due 05/15/2027	2,095,000	2,002,362
2.75% due 02/15/2028	1,375,000	1,353,408

		7,211,769

Total U.S. Government Treasuries (cost $13,265,600)		12,981,564

MUNICIPAL BONDS & NOTES — 0.2%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	286,533
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	128,963
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	171,834

Total Municipal Bonds & Notes (cost $518,582)		587,330

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	295,000	292,906

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	208,744
Republic of Argentina Senior Notes 6.88% due 04/22/2021	150,000	157,425
State of Qatar Senior Notes 5.10% due 04/23/2048*	200,000	198,230

		564,399

Total Foreign Government Obligations (cost $854,741)		857,305

Registered Investment Companies — 8.1%
JPMorgan Emerging Markets Equity Fund, Class R6	270,719	7,896,873
JPMorgan High Yield Fund, Class R6	1,089,224	7,896,874
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	646,601	5,256,869

Total Registered Investment Companies (cost $21,050,616)		21,050,616

Total Long-Term Investment Securities (cost $213,476,394)		215,928,714

SHORT-TERM INVESTMENT SECURITIES — 1.6%
U.S. Government Treasuries — 1.6%
United States Treasury Bills 1.65% due 06/07/2018(7)	$1,100,000	1,098,147
1.66% due 06/07/2018(7)	1,200,000	1,197,979
1.67% due 06/07/2018(7)	1,000,000	998,316
1.80% due 07/19/2018	1,000,000	996,149

		4,290,591

Registered Investment Companies — 1.4%
JPMorgan Prime Money Market Fund, Class IM 1.89% (8)	3,752,497	3,752,872

Total Short-Term Investment Securities (cost $8,043,340)		8,043,463

TOTAL INVESTMENTS (cost $221,519,734)	85.8%	223,972,177
Other assets less liabilities	14.2	37,155,332

NET ASSETS	100.0%	$261,127,509

#	Effective May 1,2018 the Portfolio’s name changed to SA JPMorgan Diversified Balanced Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $18,855,117 representing 7.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2018.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of April 30, 2018.
(9)	Securities classified as Level 3 (see Note 1)

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Paris — Eurostock Stock Exchange, Paris

SIX — Swiss Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
41	Long	90 Day Euro Dollar	June 2018	$10,007,075	$10,007,075	$0
236	Long	E-Mini Russell 2000 Index	June 2018	18,228,739	18,216,840	(11,899)
136	Long	MSCI Emerging Market	June 2018	7,840,777	7,834,960	(5,817)
7	Long	S&P 500 E-Mini Index	June 2018	928,279	926,450	(1,829)
72	Long	TOPIX Index	June 2018	11,685,090	11,685,584	494
26	Long	U.S. Treasury 2 Year Notes	June 2018	5,514,031	5,513,219	(812)
71	Long	U.S. Treasury 5 Year Notes	June 2018	8,051,023	8,059,055	8,032
59	Long	U.S. Treasury 10 Year Notes	June 2018	7,041,590	7,057,875	16,285
15	Long	U.S. Ultra Bonds	June 2018	2,327,812	2,356,875	29,063
41	Short	90 Day Euro Dollar	December 2018	9,979,400	9,978,888	513
6	Short	U.S. Long Bonds	June 2018	855,188	863,063	(7,875)
78	Short	U.S. Treasury 10 Year Ultra Notes	June 2018	9,932,813	9,975,469	(42,656)

						$(16,501)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional Value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	USD	804,025	HKD	6,310,345	05/03/2018	$—	$(21)

Credit Suisse International	USD	3,745,716	CHF	3,712,491	05/03/2018	491	—
	USD	17,603,034	EUR	14,576,754	05/03/2018	—	(151)
	USD	292,014	SEK	2,558,644	05/03/2018	180	—
	USD	609,880	SGD	808,354	05/04/2018	—	(249)

						671	(400)

Net Unrealized Appreciation/(Depreciation)						$671	$(421)

CHF — Swiss Franc

EUR — Euro Currency

HKD — Hong Kong Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$75,372,574	$33,555,349	**	$—	$108,927,923
Preferred Securities/Capital Securities	—	913,973		—	913,973
Asset Backed Securities:
Diversified Financial Services	—	13,666,383		360,000	14,026,383
U.S. Corporate Bonds & Notes	—	24,302,270		—	24,302,270
Foreign Corporate Bonds & Notes	—	8,518,794		—	8,518,794
U.S. Government Agencies	—	23,762,556		—	23,762,556
U.S. Government Treasuries	—	12,981,564		—	12,981,564
Municipal Bonds & Notes	—	587,330		—	587,330
Foreign Government Obligations	—	857,305		—	857,305
Registered Investment Companies	—	21,050,616		—	21,050,616
Short-Term Investment Securities	—	8,043,463		—	8,043,463

Total Investments at Value	$75,372,574	$148,239,603		$360,000	$223,972,177

Other Financial Instruments:+
Futures Contracts	$53,893	$494	**	$—	$54,387

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$70,888	$—		$—	$70,888

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures and securities that have been faired valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. Securities currently valued at $33,555,349 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities.

There are no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Bermuda — 0.5%
Haier Electronics Group Co., Ltd.	510,000	$1,760,429

Brazil — 9.0%
Banco do Brasil SA	381,108	3,992,539
Banco Santander Brasil SA	187,700	2,041,918
Cia de Saneamento de Minas Gerais-COPASA	41,239	593,299
Estacio Participacoes SA	195,970	1,784,495
Fibria Celulose SA	38,263	751,563
Itau Unibanco Holding SA ADR	463,158	6,729,686
Kroton Educacional SA	629,795	2,518,677
Metalurgica Gerdau SA (Preference Shares)	507,930	1,133,824
MRV Engenharia e Participacoes SA	444,806	1,904,570
Petroleo Brasileiro SA (Preference Shares)†	401,940	2,635,465
Qualicorp SA	106,807	742,393
Vale SA ADR	441,920	6,116,173

		30,944,602

Cayman Islands — 16.5%
AAC Technologies Holdings, Inc.	214,500	3,078,537
Alibaba Group Holding, Ltd. ADR†	58,742	10,487,797
Country Garden Holdings Co., Ltd.	2,019,000	4,113,416
Dali Foods Group Co., Ltd.*	827,000	571,967
Daqo New Energy Corp. ADR†	22,010	1,174,234
General Interface Solution Holding, Ltd.	279,000	1,668,310
IGG, Inc.	2,588,000	3,900,675
Kingboard Chemical Holdings, Ltd.	195,000	793,560
Kingboard Laminates Holdings, Ltd.	645,000	861,125
NetEase, Inc. ADR	11,426	2,937,282
Nexteer Automotive Group, Ltd.	412,000	634,459
Tencent Holdings, Ltd.	372,800	18,303,166
WH Group, Ltd.*	3,227,000	3,345,260
Xinyi Glass Holdings, Ltd.	1,126,000	1,625,633
Yirendai, Ltd. ADR	16,230	572,432
YY, Inc., ADR†	21,710	2,092,627
Zhongsheng Group Holdings, Ltd.	297,000	851,091

		57,011,571

China — 12.4%
Anhui Conch Cement Co., Ltd.	455,000	2,833,239
China Construction Bank Corp.	9,507,000	9,969,281
China Merchants Bank Co., Ltd.	985,500	4,298,563
China Shenhua Energy Co., Ltd., Class H	642,500	1,578,787
Guangzhou Automobile Group Co., Ltd.	1,652,000	3,043,444
Industrial & Commercial Bank of China, Ltd.	8,358,000	7,351,512
PICC Property & Casualty Co., Ltd.	1,654,000	2,963,300
Ping An Insurance Group Co. of China, Ltd.	713,000	6,963,387
Shenzhen Expressway Co., Ltd.	936,000	949,790
Weichai Power Co., Ltd.	987,000	1,147,411
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.*	160,500	680,389
Yanzhou Coal Mining Co., Ltd.	756,000	944,788

		42,723,891

Cyprus — 0.2%
Ros Agro PLC GDR	51,846	566,158

Hong Kong — 0.9%
Fosun International, Ltd.	1,545,000	3,276,381

Hungary — 1.6%
MOL Hungarian Oil & Gas PLC	132,249	1,527,676
OTP Bank PLC	93,613	4,099,763

		5,627,439

India — 3.1%
HDFC Bank, Ltd. ADR	50,010	4,791,458
Infosys, Ltd. ADR	231,675	4,093,697
Vedanta, Ltd. ADR	104,068	1,844,085

		10,729,240

Indonesia — 1.2%
Bank Negara Indonesia Persero Tbk PT	3,110,800	1,791,415
Bank Rakyat Indonesia Persero Tbk PT	10,097,400	2,327,427

		4,118,842

Malaysia — 1.7%
AirAsia Bhd	2,137,000	2,041,953
CIMB Group Holdings Bhd	1,422,800	2,596,755
Malayan Banking Bhd	448,900	1,231,724

		5,870,432

Panama — 0.9%
Copa Holdings SA, Class A	25,446	2,981,508

Poland — 0.9%
Jastrzebska Spolka Weglowa SA†	26,420	619,256
Polski Koncern Naftowy Orlen SA	95,649	2,427,403

		3,046,659

Russia — 6.8%
Aeroflot PJSC	271,725	620,494
Alrosa PJSC	1,958,533	2,763,359
Lukoil PJSC ADR	57,640	3,797,900
Magnitogorsk Iron & Steel Works PJSC†	1,386,426	1,076,270
MMC Norilsk Nickel PJSC ADR	146,943	2,503,909
Mobile TeleSystems PJSC ADR	233,884	2,455,782
Novatek PJSC GDR	9,913	1,258,951
Novolipetsk Steel	2,719	69,742
RusHydro PJSC	56,043,480	665,236
Sberbank of Russia PJSC ADR	292,937	4,326,679
Severstal PJSC GDR	91,292	1,457,933
Tatneft PJSC ADR	41,443	2,625,414

		23,621,669

South Africa — 2.3%
Kumba Iron Ore, Ltd.	40,234	863,370
Naspers, Ltd., Class N	11,722	2,860,225
Standard Bank Group, Ltd.	245,165	4,194,059

		7,917,654

South Korea — 18.1%
Hana Financial Group, Inc.	92,077	4,092,662
Hyundai Marine & Fire Insurance Co., Ltd.	40,496	1,447,470

Industrial Bank of Korea	170,680	2,678,444
KT&G Corp.	43,520	3,975,089
LG Chem, Ltd.	5,619	1,876,055
LG Corp.†	21,230	1,603,627
LG Electronics, Inc.	31,700	3,004,257
Lotte Chemical Corp.	2,770	1,068,640
NCSoft Corp.	6,712	2,251,353
PearlAbyss Corp.†	4,760	1,151,614
PSK, Inc.	24,140	515,684
S-Oil Corp.	20,913	2,140,394
Samsung Electronics Co., Ltd.(1)	8,969	22,210,592
SFA Engineering Corp.	19,758	597,232
Shinhan Financial Group Co., Ltd.	93,061	4,129,426
Silicon Works Co, Ltd.	11,710	409,177
SK Hynix, Inc.	58,536	4,583,359
SK Innovation Co., Ltd.	23,011	4,210,600
TES Co, Ltd.	17,270	481,935

		62,427,610

Taiwan — 10.6%
Accton Technology Corp.	73,000	168,066
Catcher Technology Co., Ltd.	219,000	2,428,659
Compeq Manufacturing Co., Ltd.†	455,000	452,869
CTBC Financial Holding Co., Ltd.	5,181,000	3,698,444
E Ink Holdings, Inc.	431,000	476,238
FLEXium Interconnect, Inc.	290,963	760,683
Fubon Financial Holding Co., Ltd.	2,223,000	3,804,357
Macronix International†	1,929,000	3,047,279
Nanya Technology Corp.	343,000	1,063,494
Phison Electronics Corp.	48,000	434,429
Sino-American Silicon Products, Inc.	247,000	1,061,754
Taiwan Semiconductor Manufacturing Co., Ltd.	69,000	523,053
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	377,261	14,505,685
Winbond Electronics Corp.†	1,140,000	695,510
Yageo Corp.	163,000	3,406,072

		36,526,592

Thailand — 4.4%
Kiatnakin Bank PCL	500,400	1,169,344
Krung Thai Bank PCL	234,000	134,943
Krung Thai Bank PCL NVDR	2,803,900	1,614,358
PTT Global Chemical PCL	943,300	2,929,132
PTT PCL NVDR	2,792,000	4,967,833
Star Petroleum Refining PCL	148,200	73,724
Star Petroleum Refining PCL NVDR	2,322,800	1,151,797
Thai Oil PCL	35,800	106,912
Thai Oil PCL NVDR	562,000	1,669,934
Tisco Financial Group PCL	451,500	1,269,665

		15,087,642

Turkey — 3.4%
Akbank Turk AS	574,846	1,192,021
Eregli Demir ve Celik Fabrikalari TAS	395,114	984,051
Petkim Petrokimya Holding AS	1,530,432	2,698,963
Tekfen Holding AS	357,812	1,350,698
Turk Hava Yollari AO†	270,950	1,110,134
Turkcell Iletisim Hizmetleri AS	760,180	2,617,073
Turkiye Halk Bankasi AS	844,755	1,733,259

		11,686,199

United Kingdom — 1.8%
Anglo American PLC	147,620	3,464,547
Antofagasta PLC	36,711	488,326
Evraz PLC	161,072	1,013,641
KAZ Minerals PLC†	88,730	1,121,701

		6,088,215

United States — 1.0%
Cognizant Technology Solutions Corp., Class A	44,870	3,671,263

Vietnam — 0.3%
Hoa Phat Group JSC†	412,780	969,430

Total Common Stocks (cost $259,837,786)		336,653,426

REGISTERED INVESTMENT COMPANIES — 0.2%
JPMorgan Indian Investment Trust PLC† (cost $652,819)	72,858	710,532

Total Long-Term Investment Securities (cost $260,490,605)		337,363,958

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Euro Time Deposit with State Street Bank and Trust Co 0.28% due 05/01/2018 (cost $8,680,000)	$8,680,000	8,680,000

TOTAL INVESTMENTS (cost $269,170,605)	100.3%	346,043,958
Liabilities in excess of other assets	(0.3)	(898,770)

NET ASSETS	100.0%	$345,145,188

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $4,597,616 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At April 30, 2018, the aggregate value of these securities was $22,210,592 representing 6.4% of net assets.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Industry Allocation*

Banks-Commercial	18.8%
Electronic Components-Semiconductors	9.1
Internet Application Software	5.3
Diversified Financial Services	5.0
Semiconductor Components-Integrated Circuits	4.9
Oil Companies-Integrated	4.6
Oil Refining & Marketing	3.3
E-Commerce/Products	3.0
Time Deposits	2.5
Computer Services	2.2
Insurance-Property/Casualty	2.2
Metal-Iron	2.1
Insurance-Multi-line	2.0
Entertainment Software	2.0
Airlines	2.0
Electronic Components-Misc.	1.9
Chemicals-Diversified	1.7
Steel-Producers	1.6
Diversified Minerals	1.5
Cellular Telecom	1.5
Internet Content-Entertainment	1.3
Schools	1.2
Real Estate Operations & Development	1.2
Tobacco	1.2
Food-Meat Products	1.0
Coal	1.0
Auto-Cars/Light Trucks	0.9
Audio/Video Products	0.9
Petrochemicals	0.8
Multimedia	0.8
Building Products-Cement	0.8
Diamonds/Precious Stones	0.8
Banks-Special Purpose	0.8
Metal-Diversified	0.7
Metal Processors & Fabrication	0.7
Appliances	0.6
Building-Residential/Commercial	0.6
Chemicals-Specialty	0.5
Computers-Other	0.5
Building Products-Doors & Windows	0.5
Metal-Copper	0.5
Distribution/Wholesale	0.5
Diversified Operations	0.4
Oil Companies-Exploration & Production	0.4
Circuit Boards	0.3
Toys	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Semiconductor Equipment	0.3
Miscellaneous Manufacturing	0.3
Public Thoroughfares	0.3
Retail-Automobile	0.2
Chemicals-Other	0.2
Paper & Related Products	0.2
Consulting Services	0.2
Registered Investment Companies	0.2
Telecom Equipment-Fiber Optics	0.2
Electric-Integrated	0.2
Auto/Truck Parts & Equipment-Original	0.2
Industrial Automated/Robotic	0.2
Water	0.2
Finance-Consumer Loans	0.2
Food-Confectionery	0.2
Food-Misc./Diversified	0.2
Networking Products	0.1

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$18,496,310	$5,125,359		$—	$23,621,669
South Korea	—	62,427,610	#	—	62,427,610
Other Countries	86,346,549	164,257,598	**	—	250,604,147
Registered Investment Companies	—	710,532	**	—	710,532
Short-Term Investment Securities	—	8,680,000		—	8,680,000

Total Investments at Vaule	$104,842,859	$241,201,099		$—	$346,043,958

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1)
#	Amount includes $40,217,018 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1)

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $192,109,748 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. Securities currently valued at $22,210,592 were transferred from Level 1 to Level 2 due to an exchange price not being available at April 30, 2018. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Aerospace/Defense — 1.5%
General Dynamics Corp.	84,749	$17,060,821

Apparel Manufacturers — 0.3%
VF Corp.	43,798	3,541,944

Applications Software — 2.8%
Microsoft Corp.	330,644	30,921,827

Banks-Commercial — 2.4%
BB&T Corp.	264,713	13,976,846
Cullen/Frost Bankers, Inc.	65,747	7,524,744
M&T Bank Corp.	30,010	5,469,923

		26,971,513

Banks-Fiduciary — 1.1%
Northern Trust Corp.	112,301	11,988,132

Banks-Super Regional — 6.7%
Capital One Financial Corp.	125,116	11,338,012
PNC Financial Services Group, Inc.	216,153	31,474,038
US Bancorp	244,302	12,325,036
Wells Fargo & Co.	372,301	19,344,760

		74,481,846

Beverages-Non-alcoholic — 2.3%
Coca-Cola Co.	144,663	6,250,888
Dr Pepper Snapple Group, Inc.	91,799	11,012,208
PepsiCo, Inc.	77,310	7,803,672

		25,066,768

Brewery — 0.6%
Molson Coors Brewing Co., Class B	88,094	6,275,817

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	369,561	11,600,520

Chemicals-Diversified — 1.9%
DowDuPont, Inc.	150,499	9,517,557
PPG Industries, Inc.	113,245	11,990,380

		21,507,937

Chemicals-Specialty — 0.2%
International Flavors & Fragrances, Inc.	15,174	2,143,479

Coatings/Paint — 0.5%
RPM International, Inc.	105,402	5,090,917

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	55,029	6,497,825
S&P Global, Inc.	17,902	3,376,317

		9,874,142

Computer Services — 0.5%
Accenture PLC, Class A	37,471	5,665,615

Computers — 2.2%
Apple, Inc.	151,477	25,033,089

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	119,656	11,363,730

Diversified Banking Institutions — 3.6%
Bank of America Corp.	1,349,860	40,387,811

Diversified Manufacturing Operations — 3.5%
3M Co.	36,959	7,184,460
Dover Corp.	173,883	16,118,954
Illinois Tool Works, Inc.	113,671	16,143,556

		39,446,970

Electric-Integrated — 3.0%
CMS Energy Corp.	185,114	8,735,530
DTE Energy Co.	16,635	1,753,329
NextEra Energy, Inc.	78,880	12,929,221
Xcel Energy, Inc.	223,605	10,473,658

		33,891,738

Electronic Components-Semiconductors — 2.0%
Texas Instruments, Inc.	220,957	22,411,669

Finance-Credit Card — 0.8%
Discover Financial Services	117,601	8,379,071

Finance-Other Services — 2.4%
CME Group, Inc.	172,293	27,167,160

Food-Misc./Diversified — 1.6%
Kraft Heinz Co.	98,843	5,572,768
Mondelez International, Inc., Class A	297,917	11,767,722

		17,340,490

Gas-Distribution — 0.5%
NiSource, Inc.	234,321	5,715,089

Hotels/Motels — 0.5%
Wyndham Worldwide Corp.	44,902	5,128,257

Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	72,695	11,797,672

Instruments-Controls — 1.0%
Honeywell International, Inc.	74,538	10,784,158

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	106,775	7,473,182

Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	107,638	11,444,072

Insurance-Multi-line — 3.9%
Chubb, Ltd.	77,313	10,489,055
Cincinnati Financial Corp.	63,943	4,497,750
Hartford Financial Services Group, Inc.	325,619	17,531,327
MetLife, Inc.	237,107	11,302,891

		43,821,023

Insurance-Property/Casualty — 2.5%
Progressive Corp.	112,712	6,795,407
Travelers Cos., Inc.	164,015	21,584,374

		28,379,781

Investment Management/Advisor Services — 4.2%
Ameriprise Financial, Inc.	35,950	5,040,549
BlackRock, Inc.	51,768	26,997,012
T. Rowe Price Group, Inc.	126,917	14,445,693

		46,483,254

Medical Products — 2.1%
Abbott Laboratories	186,720	10,854,034
Becton Dickinson and Co.	55,455	12,858,351

		23,712,385

Medical-Biomedical/Gene — 0.6%
Gilead Sciences, Inc.	93,176	6,730,103

Medical-Drugs — 8.0%
Bristol-Myers Squibb Co.	223,774	11,665,339
Eli Lilly & Co.	133,964	10,860,461
Johnson & Johnson	183,266	23,181,316
Merck & Co., Inc.	429,091	25,260,587

Pfizer, Inc.	495,206	18,129,492

89,097,195

Multimedia — 0.2%
Time Warner, Inc.	27,972	2,651,746

Non-Hazardous Waste Disposal — 1.3%
Republic Services, Inc.	227,283	14,700,664

Oil Companies-Exploration & Production — 4.9%
ConocoPhillips	384,739	25,200,405
Occidental Petroleum Corp.	378,205	29,220,118

		54,420,523

Oil Companies-Integrated — 4.1%
Chevron Corp.	276,043	34,535,740
Exxon Mobil Corp.	144,176	11,209,684

		45,745,424

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	42,594	4,724,952

Oil-Field Services — 0.7%
Schlumberger, Ltd.	110,081	7,547,153

Pharmacy Services — 0.7%
CVS Health Corp.	114,270	7,979,474

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	27,003	3,363,764
AvalonBay Communities, Inc.	61,188	9,973,644
Boston Properties, Inc.	41,792	5,073,967
Simon Property Group, Inc.	74,296	11,615,436
Vornado Realty Trust	4,000	272,120

		30,298,931

Retail-Auto Parts — 1.0%
Genuine Parts Co.	129,467	11,434,525

Retail-Building Products — 2.2%
Home Depot, Inc.	133,434	24,658,603

Retail-Drug Store — 0.7%
Walgreens Boots Alliance, Inc.	121,469	8,071,615

Retail-Restaurants — 1.5%
McDonald’s Corp.	67,992	11,384,580
Starbucks Corp.	99,805	5,745,774

		17,130,354

Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	189,950	16,592,133
QUALCOMM, Inc.	81,420	4,153,234

		20,745,367

Semiconductor Equipment — 0.6%
KLA-Tencor Corp.	60,499	6,155,168

Telephone-Integrated — 1.4%
Verizon Communications, Inc.	322,529	15,916,806

Tobacco — 2.4%
Altria Group, Inc.	274,329	15,392,600
Philip Morris International, Inc.	143,959	11,804,638

		27,197,238

Tools-Hand Held — 1.0%
Snap-on, Inc.	13,943	2,025,221
Stanley Black & Decker, Inc.	65,498	9,273,862

		11,299,083

Transport-Rail — 2.0%
Norfolk Southern Corp.	64,517	9,256,254
Union Pacific Corp.	99,722	13,325,851

		22,582,105

Total Long-Term Investment Securities (cost $860,102,554)		1,101,438,908

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 05/01/2018 (cost $12,844,000)	$12,844,000	12,844,000

TOTAL INVESTMENTS (cost $872,946,554)	99.8%	1,114,282,908
Other assets less liabilities	0.2	2,381,469

NET ASSETS	100.0%	$1,116,664,377

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,101,438,908	$—	$—	$1,101,438,908
Short-Term Investment Securities	—	12,844,000	—	12,844,000

Total Investments at Value	$1,101,438,908	$12,844,000	$—	$1,114,282,908

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Australia — 4.7%
BHP Billiton, Ltd.	76,636	$1,783,939
BlueScope Steel, Ltd.	124,264	1,527,693
CIMIC Group, Ltd.	13,453	456,225
CSR, Ltd.	673,344	2,848,647
Macquarie Group, Ltd.	7,161	581,636
Metcash, Ltd.	222,899	601,993
Nine Entertainment Co. Holdings, Ltd.	315,901	557,965
Northern Star Resources, Ltd.	393,994	1,888,187
Qantas Airways, Ltd.	1,006,805	4,362,505
Regis Resources, Ltd.	1,104,056	3,904,080
South32, Ltd.	1,116,283	3,109,316
St. Barbara, Ltd.	1,210,294	3,880,423

		25,502,609

Belgium — 0.8%
KBC Group NV	51,798	4,513,630

British Virgin Islands — 0.7%
Nomad Foods, Ltd.†	236,766	3,904,271

Canada — 3.8%
Bank of Nova Scotia	31,404	1,930,296
Canadian Imperial Bank of Commerce	50,514	4,399,689
CI Financial Corp.	67,761	1,425,992
Cogeco Communications, Inc.	25,528	1,360,154
Constellation Software, Inc.	3,632	2,595,765
Interfor Corp.†	30,313	566,856
National Bank of Canada	11,253	534,451
Royal Bank of Canada	73,458	5,586,229
Sun Life Financial, Inc.	11,402	470,662
Toronto-Dominion Bank	29,773	1,672,130

		20,542,224

Cayman Islands — 0.5%
WH Group, Ltd.*	1,913,500	1,983,624
Xinyi Glass Holdings, Ltd.	370,000	534,178

		2,517,802

Denmark — 1.1%
Danske Bank A/S	102,275	3,563,209
Royal Unibrew A/S	9,654	639,764
Topdanmark A/S	39,038	1,834,739

		6,037,712

Finland — 0.9%
Neste Oyj	6,839	575,027
UPM-Kymmene Oyj	117,599	4,194,923

		4,769,950

France — 0.3%
Eurazeo SA	5,506	482,157
Rothschild & Co.	19,045	721,855
Vinci SA	5,409	540,107

		1,744,119

Germany — 2.6%
Allianz SE	23,211	5,490,945
Aurubis AG	5,877	523,529
Covestro AG*	44,471	4,041,519
Deutsche Lufthansa AG	18,927	551,412
TUI AG	21,908	494,091
Uniper SE	96,336	2,980,895

		14,082,391

Hong Kong — 0.4%
Hang Seng Bank, Ltd.	74,200	1,876,960

Ireland — 0.4%
Horizon Pharma PLC†	98,848	1,308,748
Medtronic PLC	6,699	536,791
Perrigo Co. PLC	6,273	490,172

		2,335,711

Italy — 0.5%
ERG SpA†	119,762	2,870,301

Japan — 8.6%
Haseko Corp.	39,400	621,013
Hitachi, Ltd.	65,000	474,978
ITOCHU Corp.	134,400	2,690,069
K’s Holdings Corp.†	166,200	2,400,311
Kajima Corp.	242,000	2,332,985
Kinden Corp.	29,800	518,372
Kirin Holdings Co., Ltd.	106,800	2,993,675
Meitec Corp.	9,600	526,136
Mitsubishi Chemical Holdings Corp.	69,600	660,892
Mitsubishi Corp.	76,100	2,104,901
Mitsubishi UFJ Financial Group, Inc.	252,500	1,691,643
Mitsui Chemicals, Inc.	18,400	527,809
Nippon Telegraph & Telephone Corp.	11,400	542,446
Nomura Real Estate Holdings, Inc.	24,400	606,109
Obayashi Corp.	190,900	2,201,427
Oji Holdings Corp.	83,000	584,097
Open House Co., Ltd.	37,900	2,101,442
ORIX Corp.	128,000	2,250,068
Penta-Ocean Construction Co., Ltd.	298,300	2,357,491
Sankyu, Inc.†	45,700	2,219,725
Sekisui House, Ltd.	31,000	566,881
Showa Shell Sekiyu KK	37,500	530,109
Sony Corp.	61,000	3,004,106
Sumitomo Corp.	143,200	2,577,248
Sumitomo Mitsui Financial Group, Inc.	27,200	1,128,944
Taisei Corp.	53,100	2,861,372
Tokai Tokyo Financial Holdings, Inc.	310,700	2,256,655
Tokyo Electron, Ltd.	2,400	460,394
Tosoh Corp.	23,300	413,343
Toyota Motor Corp.	8,200	537,123
TS Tech Co., Ltd.	18,900	765,510
Yamaha Motor Co., Ltd.	17,700	564,282

		46,071,556

Netherlands — 4.4%
ABN AMRO Group NV CVA*	136,817	4,242,617
ASR Nederland NV	107,000	5,044,909
Euronext NV*	62,742	4,489,443
Fiat Chrysler Automobiles NV†	86,126	1,919,327
Koninklijke Ahold Delhaize NV	191,862	4,625,288
Philips Lighting NV*	105,138	3,195,027

		23,516,611

Norway — 1.2%
Salmar ASA	29,501	1,373,069
SpareBank 1 SMN	81,281	813,839
Telenor ASA	186,325	4,120,874

		6,307,782

Singapore — 1.5%
Oversea-Chinese Banking Corp., Ltd.	501,700	5,177,589
Venture Corp., Ltd.	175,600	2,746,552

		7,924,141

Spain — 0.2%
Amadeus IT Group SA	7,359	536,291
International Consolidated Airlines Group SA	63,652	547,874

		1,084,165

Sweden — 1.9%
Electrolux AB, Series B	112,765	2,964,414
Sandvik AB	148,281	2,522,613
Swedish Match AB	93,411	4,175,062
Volvo AB, Class B	25,997	439,140

		10,101,229

Switzerland — 2.1%
Adecco Group AG	50,661	3,353,130
Bobst Group SA	4,253	453,130
GAM Holding AG	32,572	519,999
Georg Fischer AG	395	490,703
Novartis AG	78,682	6,051,918
Sunrise Communications Group AG*	5,414	424,740

		11,293,620

United Kingdom — 3.8%
3i Group PLC	41,760	539,918
Berkeley Group Holdings PLC	42,229	2,364,642
Computacenter PLC†	29,111	505,656
JD Wetherspoon PLC	62,392	997,530
Legal & General Group PLC	1,174,192	4,354,943
Next PLC	8,147	586,968
Persimmon PLC	115,469	4,309,322
Redrow PLC†	125,808	1,084,816
Rio Tinto PLC	11,171	605,298
Royal Mail PLC	67,582	539,740
Savills PLC	160,138	2,158,401
Taylor Wimpey PLC	876,950	2,311,650

		20,358,884

United States — 58.2%
AbbVie, Inc.	64,822	6,258,564
Adobe Systems, Inc.†	13,084	2,899,414
Alcoa Corp.†	28,315	1,449,728
Allison Transmission Holdings, Inc.	97,789	3,812,793
Alphabet, Inc., Class C†	10,861	11,049,221
Amazon.com, Inc.†	5,394	8,447,705
AMC Networks, Inc., Class A†	67,739	3,522,428
Ameriprise Financial, Inc.	3,399	476,574
Amgen, Inc.	32,303	5,636,227
Anthem, Inc.	22,105	5,216,559
Apple, Inc.	82,079	13,564,376
Applied Materials, Inc.	52,986	2,631,815
Arch Coal, Inc., Class A	13,994	1,131,135
Avis Budget Group, Inc.†	76,128	3,761,485
Bank of America Corp.	217,598	6,510,532
Baxter International, Inc.	8,078	561,421
Best Buy Co., Inc.	35,155	2,690,412
Biogen, Inc.†	8,822	2,413,699
Boeing Co.	21,739	7,251,261
Broadridge Financial Solutions, Inc.	19,943	2,138,089
CACI International, Inc., Class A†	3,690	557,375
Celgene Corp.†	24,871	2,166,264
Charter Communications, Inc., Class A†	1,585	429,995
Chevron Corp.	57,858	7,238,614
CIT Group, Inc.	28,770	1,523,372
Citigroup, Inc.	75,860	5,178,962
Citrix Systems, Inc.†	46,919	4,828,434
Columbia Sportswear Co.	7,459	619,172
Comcast Corp., Class A	154,566	4,851,827
Comerica, Inc.	35,351	3,343,498
ConocoPhillips	94,695	6,202,523
CoreLogic, Inc.†	86,961	4,304,570
Diamondback Energy, Inc.†	20,433	2,624,619
DXC Technology Co.	14,136	1,456,856
eBay, Inc.†	56,396	2,136,280
EOG Resources, Inc.	35,740	4,223,396
Express Scripts Holding Co.†	36,928	2,795,450
Exxon Mobil Corp.	6,506	505,842
F5 Networks, Inc.†	25,813	4,209,842
Facebook, Inc., Class A†	18,894	3,249,768
Fifth Third Bancorp	26,796	888,823
Fortinet, Inc.†	8,951	495,527
Gilead Sciences, Inc.	67,978	4,910,051
Harris Corp.	30,737	4,807,882
HCA Healthcare, Inc.	25,059	2,399,149
Hilton Worldwide Holdings, Inc.	50,931	4,015,400
HollyFrontier Corp.	60,738	3,686,189
HP, Inc.	97,056	2,085,733
Humana, Inc.	17,135	5,040,774
International Business Machines Corp.	21,910	3,176,074
Intuitive Surgical, Inc.†	1,731	762,990
Johnson & Johnson	4,600	581,854
KAR Auction Services, Inc.	10,598	550,990
KLA-Tencor Corp.	4,978	506,462
Lam Research Corp.	14,272	2,641,176
Las Vegas Sands Corp.	52,985	3,885,390
Lear Corp.	11,873	2,219,895
Liberty Property Trust	48,561	2,030,821
Lincoln National Corp.	24,453	1,727,360
M&T Bank Corp.	2,609	475,542
ManpowerGroup, Inc.	3,983	381,253
Marathon Petroleum Corp.	69,056	5,172,985
MetLife, Inc.	18,909	901,392
Microsoft Corp.	97,061	9,077,145
Morgan Stanley	52,815	2,726,310
NetApp, Inc.	36,778	2,448,679
NRG Energy, Inc.	129,625	4,018,375
Nu Skin Enterprises, Inc., Class A	21,705	1,544,311
NVIDIA Corp.	8,801	1,979,345
Occidental Petroleum Corp.	7,532	581,922
Owens Corning	45,911	3,006,711
PepsiCo, Inc.	6,091	614,826

Pfizer, Inc.	46,485	1,701,816
Phillips 66	5,584	621,555
Pivotal Software, Inc., Class A†	31,800	573,672
PNC Financial Services Group, Inc.	23,069	3,359,077
PulteGroup, Inc.	18,673	566,912
Regions Financial Corp.	117,904	2,204,805
S&P Global, Inc.	16,405	3,093,983
ServiceMaster Global Holdings, Inc.†	80,235	4,059,891
Sirius XM Holdings, Inc.	655,977	4,152,334
Spirit AeroSystems Holdings, Inc., Class A	45,508	3,657,478
State Street Corp.	21,796	2,174,805
Steel Dynamics, Inc.	14,670	657,363
Time Warner, Inc.	24,445	2,317,386
Toll Brothers, Inc.	44,880	1,892,141
United Rentals, Inc.†	13,028	1,954,200
United Therapeutics Corp.†	18,128	1,996,074
Urban Outfitters, Inc.†	54,889	2,210,380
Valero Energy Corp.	51,996	5,767,916
Varian Medical Systems, Inc.†	38,219	4,417,734
VeriSign, Inc.†	31,927	3,748,868
Visa, Inc., Class A	41,108	5,215,783
Vistra Energy Corp.†	205,791	4,702,324
VMware, Inc., Class A†	37,093	4,943,013
Walgreens Boots Alliance, Inc.	8,187	544,026
Walmart, Inc.	62,027	5,486,908
WellCare Health Plans, Inc.†	22,263	4,567,477
Western Digital Corp.	18,401	1,449,815
Western Union Co.	108,745	2,147,714

		313,396,883

Total Long-Term Investment Securities (cost $449,876,289)		530,752,551

REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $6,533,051 collateralized by $6,775,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $6,665,225. (cost $6,533,000)	$6,533,000	6,533,000

TOTAL INVESTMENTS — (cost $456,409,289)	99.8%	537,285,551
Other assets less liabilities	0.2	930,491

NET ASSETS —	100.0%	$538,216,042

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $18,376,970 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

CVA — Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Banks-Commercial	7.2%
Diversified Banking Institutions	3.3
Medical-Biomedical/Gene	3.1
Oil Refining & Marketing	3.1
Medical-Drugs	2.9
Computers	2.9
Medical-HMO	2.7
Building-Residential/Commercial	2.5
Oil Companies-Exploration & Production	2.5
Insurance-Multi-line	2.4
Web Portals/ISP	2.0
Aerospace/Defense	2.0
E-Commerce/Products	2.0
Building & Construction-Misc.	1.8
Gold Mining	1.8
Applications Software	1.7
Independent Power Producers	1.6
Commercial Services	1.6
Oil Companies-Integrated	1.4
Banks-Super Regional	1.4
Import/Export	1.4
Auto/Truck Parts & Equipment-Original	1.4
Cable/Satellite TV	1.2
Insurance-Life/Health	1.2
Repurchase Agreements	1.2
Semiconductor Equipment	1.2
Building & Construction Products-Misc.	1.1
Electric-Generation	1.1
Rental Auto/Equipment	1.1
Computer Services	1.1
Retail-Discount	1.0
Airlines	1.0
Computer Software	1.0
Commercial Services-Finance	1.0
Finance-Credit Card	1.0
Retail-Consumer Electronics	1.0
Chemicals-Diversified	0.9
Medical Products	0.9
Software Tools	0.9
Aerospace/Defense-Equipment	0.9
Paper & Related Products	0.9
Food-Retail	0.9
Finance-Other Services	0.8
Human Resources	0.8
Internet Infrastructure Software	0.8
Tobacco	0.8
Radio	0.8
Telecom Services	0.8
Computers-Memory Devices	0.8
Hotels/Motels	0.7
Food-Misc./Diversified	0.7
Casino Hotels	0.7
Web Hosting/Design	0.7
Metal-Diversified	0.7
Brewery	0.7
Television	0.7
Internet Content-Entertainment	0.6
Lighting Products & Systems	0.6
Audio/Video Products	0.6
Finance-Investment Banker/Broker	0.5
Appliances	0.5
Electronic Forms	0.5
Multimedia	0.5
Retail-Apparel/Shoe	0.5
Pharmacy Services	0.5
Electronic Components-Misc.	0.5
Enterprise Software/Service	0.5
Machine Tools & Related Products	0.5
Auto-Cars/Light Trucks	0.5
Investment Management/Advisor Services	0.5
Medical-Hospitals	0.4
Finance-Leasing Companies	0.4
Transport-Truck	0.4
Steel-Producers	0.4
Banks-Fiduciary	0.4
Consulting Services	0.4
Data Processing/Management	0.4
Real Estate Management/Services	0.4
Real Estate Investment Trusts	0.4
Food-Meat Products	0.4
Electronic Components-Semiconductors	0.4
Diversified Minerals	0.3
Multilevel Direct Selling	0.3
Metal-Aluminum	0.3
Fisheries	0.3
Medical Instruments	0.2
Coal	0.2
Private Equity	0.2
Retail-Pubs	0.2
Telephone-Integrated	0.2
Apparel Manufacturers	0.1
Beverages-Non-alcoholic	0.1
Real Estate Operations & Development	0.1
Food-Wholesale/Distribution	0.1
Forestry	0.1
Motorcycle/Motor Scooter	0.1
Distribution/Wholesale	0.1
Retail-Drug Store	0.1
Building-Heavy Construction	0.1
Transport-Services	0.1
Transactional Software	0.1
Building Products-Doors & Windows	0.1
Petrochemicals	0.1
Metal Processors & Fabrication	0.1
Engineering/R&D Services	0.1
Computer Data Security	0.1
Travel Services	0.1
Medical-Generic Drugs	0.1
Machinery-Electrical	0.1
Machinery-Print Trade	0.1
Auto-Heavy Duty Trucks	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$340,179,089	$190,573,462	**	$—	$530,752,551
Repurchase Agreements	—	6,533,000		—	6,533,000

Total Investments at Value	$340,179,089	$197,106,462		$—	$537,285,551

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $164,133,902 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

ASSET BACKED SECURITIES — 15.8%
Diversified Financial Services — 15.8%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 2.70% (1 ML+0.80%) due 12/26/2044*	$277,411	$277,770
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 2.98% (3 ML+1.25%) due 10/18/2027*(2)(3)	1,580,000	1,578,739
ALM V, Ltd. FRS Series 2012-5A, Class BR3 3.38% (3 ML+1.65%) due 10/18/2027*(2)(3)	670,000	670,077
American Credit Acceptance Receivables Trust Series 2016-3, Class A 1.70% due 11/12/2020*	12,091	12,087
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	397,000	395,914
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	242,600	243,851
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	945,028	935,453
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,410,263	1,419,255
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	940,492	950,412
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	154,529
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	395,872
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	548,561
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	164,728
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	305,509
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	734,497
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	300,220
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	160,631
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	361,295
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 2.35% (1 ML+0.45%) due 01/25/2036	1,200,000	1,197,885
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(3)	2,250,000	2,250,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(4)(6)	39,167	39,216
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	356,613	355,932
Atrium XII FRS Series 12A, Class BR 3.71% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,932,011
Axis Equipment Finance Receivables III LLC Series 2015-1A, Class A2 1.90% due 03/20/2020*	8,365	8,360
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	451,246	445,134
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	724,466	723,106
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 3.61% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,264,096
Babson CLO, Ltd. FRS Series 2014-IIA, Class CR 4.55% (3 ML+2.20%) due 10/17/2026*(2)	1,410,000	1,409,670
Ballyrock CLO LLC FRS Series 2013-1A, Class A 3.06% (3 ML+1.18%) due 05/20/2025*(2)(3)	577,967	577,881
Banc of America Merrill Lynch Large Loan, Inc. VRS Series 2015-FFR11, Class A705 1.82% due 09/27/2044*(1)(5)	1,097,000	1,082,406
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 2.75% (1 ML + 0.85%) due 01/15/2033*(3)(5)	2,591,981	2,591,978
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 3.15% (1 ML + 1.25%) due 01/15/2033*(3)(5)	1,555,188	1,555,185
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 4.60% (1 ML + 2.70%) due 01/15/2033*(3)(5)	414,717	415,809
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	32,493	32,456
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	351,108	349,080
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.49% due 08/25/2033(1)(4)	242,589	242,723
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 4.60% (1 ML+2.70%) due 06/15/2035*(5)	730,000	730,139
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*(3)	5,393,966	5,407,215
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	273,648

CAM Mtg. Trust Series 2017-1, Class A1 3.22% due 08/01/2057*(6)	264,199	262,825
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(3)	1,431,037	1,427,908
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	2,040,000	2,035,699
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	63,377	63,238
CarMax Auto Owner Trust Series 2018-2, Class A2 2.73% due 08/16/2021	1,109,000	1,108,560
Carnow Auto Receivables Trust Series 2017-1A, Class A 2.92% due 09/15/2022*	443,501	441,270
Carnow Auto Receivables Trust Series 2016-1A, Class B 3.49% due 02/15/2021*	477,281	476,747
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class B1R 3.70% (3 ML+1.35%) due 10/15/2026*(2)(3)	1,460,000	1,459,127
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class C1R 4.25% (3 ML+1.90%) due 10/15/2026*(2)(3)	1,470,000	1,473,365
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class C2R 4.25% (3 ML+1.90%) due 10/15/2026*(2)(3)	1,060,000	1,062,293
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(1)(5)	3,845,951	3,790,745
Cent CLO LP FRS Series 2014-16A,Class A1AR 2.63% (3 ML+1.25%) due 08/01/2024*(2)	1,879,692	1,878,793
Cent CLO LP FRS Series 2014-21A, Class A2AR 3.46% (3 ML+1.70%) due 07/27/2026*(2)	2,291,588	2,288,378
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	1,559,073	1,554,751
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*(3)	2,650,000	2,617,468
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*(3)	2,610,000	2,603,781
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	44,898	44,957
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	1,012,328
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(5)	5,325,000	5,186,239
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(5)	1,759,488	1,724,544
CLUB Credit Trust Series 2017-NP1, Class A 2.39% due 04/17/2023*	7,720	7,719
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	954,830	951,340
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	470,000	457,565
COMM Mtg. Trust FRS Series 2014-TWC, Class A 2.75% (1 ML+0.85%) due 02/13/2032*(5)	1,000,000	1,000,939
COMM Mtg. Trust Series 2016-COR1, Class A4 3.09% due 10/10/2049(5)	4,214,857	4,039,090
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	5,000,000	4,876,391
COMM Mtg. Trust Series 2015-CR22, Class A5 3.31% due 03/10/2048(5)	2,030,000	1,990,700
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(5)	5,000,000	4,913,614
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(5)	5,110,000	5,016,229
COMM Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(5)	5,331,000	5,379,350
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(5)	770,833	772,628
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(5)	2,496,639	2,510,563
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(5)	625,000	629,327
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(5)	5,000,000	5,071,316
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(5)	1,137,175	1,155,659
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class A 2.55% due 01/16/2024*	907,459	905,619
Continental Credit Card LLC Series 2016-1A, Class A 4.56% due 01/15/2023*	201,716	200,864
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	52,464	52,437
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	11,252	11,249
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	92,786	92,774

CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	948,697
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	210,279
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	773,999	775,642
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	725,909
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	495,464
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	225,132
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	428,455
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	523,431
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	172,376	172,338
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	465,000	462,140
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	638,000	631,683
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,543,827
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	248,616
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	245,883
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	247,735
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.69% due 03/25/2034(1)(4)	812,619	829,232
Cutwater, Ltd. FRS Series 2014-1A, Class BR 4.75% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,153,258
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(5)	1,166,502	1,131,681
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(1)(5)	1,000,000	965,263
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	760,425	741,707
Drive Auto Receivables Trust Series 2017-3, Class B 2.30% due 05/17/2021	3,963,000	3,944,603
Drive Auto Receivables Trust Series 2017-AA, Class B 2.51% due 01/15/2021*	202,397	202,264
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	1,318,000	1,309,149
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	2,523,000	2,517,615
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	364,000	363,454
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,800,000	2,790,385
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	807,023
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	947,437
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	579,278	582,318
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	741,676
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	493,711
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	779,321
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	267,578
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	448,168
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 2.64% (1 ML+0.74%) due 07/19/2044(4)	1,223,925	1,219,288
DT Auto Owner Trust Series 2016-4A, Class B 2.02% due 08/17/2020*	125,217	125,085
DT Auto Owner Trust Series 2016-3A, Class B 2.65% due 07/15/2020*	12,779	12,784
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	709,000	707,052
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	703,000	702,276
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	441,144
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	376,000	371,946
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	428,968
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	493,692

DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	303,528
DT Auto Owner Trust 5.84% due 12/16/2022(3)(7)	800,000	800,000
Eaton Vance Corp. CLO FRS Series 2014-1A, Class CR 4.60% (3 ML+2.25%) due 07/15/2026*(2)	1,644,704	1,643,255
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	262,651	259,587
Exeter Automobile Receivables Trust Series 2017-3A, Class A 2.05% due 12/15/2021*	342,759	340,637
Exeter Automobile Receivables Trust Series 2016-2A, Class A 2.21% due 07/15/2020*	69,335	69,306
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	122,090	122,152
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	317,000	316,679
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	500,000	502,561
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,039,028
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	235,886
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	112,366	112,062
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,074,158
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,726,451	1,715,461
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	478,841
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	3,545	3,544
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	247,748	247,531
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	492,448
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	253,713
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	192,098
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 3.75% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	4,100,970
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 4.25% (3 ML+1.90%) due 04/15/2027*(2)	760,000	761,430
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,791,253
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,786,719
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	107,165	107,157
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	272,087
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	520,573
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 2.47% (1 ML+0.57%) due 01/18/2022*	5,927,000	5,957,989
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*(3)	1,513,000	1,481,111
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	81,325	81,448
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	1,149,342	1,103,098
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	253,299	251,460
GoodGreen Trust 5.00% due 10/20/2051*(3)(7)	1,473,442	1,449,720
GPMT, Inc. FRS Series 2018-FL1, Class A 2.80% (1 ML + 0.90%) due 12/19/2035*(3)(5)(7)	2,080,000	2,080,000
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(5)	2,766,411	2,726,576
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(5)	6,439,214	6,301,305
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(5)	5,900,000	5,724,830
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 2.40% (1 ML+0.50%) due 09/25/2035(4)	7,936	7,632
Harbourview CLO VII, Ltd. FRS Series 7A, Class CR 4.25% (3 ML+2.38%) due 11/18/2026*(2)	1,690,000	1,686,956
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(4)(6)(7)	1,400,000	1,393,560
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	368,127	359,431

HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	1,052,777	1,055,446
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	885,535	908,757
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	276,612	271,923
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.50% due 03/25/2035(1)(4)	211,306	214,349
ING Investment Management CLO, Ltd. FRS Series 2013-3A, Class BR 4.51% (3 ML+2.15%) due 01/18/2026*(2)	2,285,000	2,296,740
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	4,694,676	4,586,014
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(5)	5,000,000	4,971,837
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(5)	2,847,257	2,791,876
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 6.18% due 06/15/2049(1)(5)	1,322,330	1,343,483
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 3.43% due 10/25/2033(1)(4)	705,976	713,612
Kabbage Asset Securitization LLC Series 2017-1, Class A 4.57% due 03/15/2022*	2,525,000	2,561,477
LendingClub Issuance Trust Series 2016-NP2, Class A 3.00% due 01/17/2023*	75,048	74,967
LendingClub Issuance Trust Series 16-NP1, Class A 3.75% due 06/15/2022*	19,006	19,013
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	587,000	582,536
Lendmark Funding Trust Series 2016-2A, Class A 3.26% due 04/21/2025*	650,000	651,086
Loomis Sayles, Ltd. FRS Series 2015-2A, Class A1R 3.25% (3 ML + 0.90%) due 04/15/2028*(2)	2,500,000	2,500,000
LV Tower 52 Series 2013-1, Class A 5.75% due 02/15/2023*(3)	1,995,641	1,995,641
Mariner Finance Issuance Trust Series 2017-AA, Class A 3.62% due 02/20/2029*	633,000	634,047
Marlette Funding Trust Series 2018-1A, Class A 2.61% due 03/15/2028*	963,998	961,732
Marlette Funding Trust Series 2017-1A, Class A 2.83% due 03/15/2024*	507,749	507,468
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	91,353	91,340
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 2.33% (6 ML+0.68%) due 01/25/2029(4)	1,217,822	1,216,546
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 2.54% (1 ML+0.64%) due 10/25/2028(4)	583,136	577,151
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(5)	1,207,415	1,184,900
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(5)	5,425,000	5,336,947
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	120,000	119,066
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	700,000	691,928
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,845,491
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*(3)	1,360,000	1,355,637
NRPL Trust Series 2015-2A, Class A1 3.75% due 10/25/2057*(6)	976,310	976,217
NRPL Trust Series 2015-2A, Class A2 3.75% due 10/25/2057*(6)	400,000	371,198
NRZ Advance Receivables Trust Series 2016-T1, AT1 2.75% due 06/15/2049*	327,500	323,305
Oaktree CLO, Ltd. FRS Series 2014-2A, Class BR 4.91% (3 ML+2.55%) due 10/20/2026*(2)	555,000	557,487
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 3.70% (3 ML+1.35%) due 07/15/2027*(2)(3)	2,490,000	2,487,737
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1 2.50% due 09/15/2048*	306,000	306,630
Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1 2.52% due 08/17/2048*	1,355,000	1,352,670
Ocwen Master Advance Receivables Trust Series 2016-T1, Class DT1 4.25% due 08/17/2048*	526,316	528,212
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	516,000	515,985
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A 2.04% due 01/15/2021*	46,831	46,810
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	422,093	421,896
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	113,700	113,714

OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	464,745
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	736,559
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	125,436
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	291,782
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	456,045
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	377,400
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	1,008,039
Parallel, Ltd. FRS Series 2015-1A, Class 1R 4.11% (3 ML+1.75%) due 07/20/2027*(2)	680,000	679,993
Parallel, Ltd. FRS Series 2015-1A, Class 2R 4.11% (3 ML+1.75%) due 07/20/2027*(2)	730,000	729,992
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,609,198	1,586,845
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,735,182	1,718,848
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	498,022
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	848,232
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	405,354
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	257,400
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	775,043	772,042
Prosper Marketplace Issuance Trust Series 2017-2A, Class A 2.41% due 09/15/2023*	370,483	369,623
Prosper Marketplace Issuance Trust Series 2017-1A, Class A 2.56% due 06/15/2023*	432,975	433,016
Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*(7)	2,390,000	2,386,294
RAIT Trust FRS Series 2015-FL5, Class B 5.80% (1 ML+3.90%) due 01/15/2031*(5)	395,000	395,375
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	350,023	336,269
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class B 4.90% (1 ML+3.00%) due 08/15/2032*(5)(7)	284,752	281,904
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*(3)	1,484,410	1,484,410
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	958,000	955,159
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 2.58% (1 ML+0.68%) due 10/20/2034(4)	1,236,182	1,208,607
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 2.66% (1 ML+0.76%) due 04/20/2033(4)	1,178,325	1,157,479
Shackleton CLO, Ltd. FRS Series 2014-6A, Class CR 4.60% (3 ML+2.25%) due 07/17/2026*(2)	1,834,087	1,843,470
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	46,937	46,923
Silver Spring CLO, Ltd. Series 2014-1A, Class C2R 4.56% due 10/15/2026*(2)	1,170,000	1,135,160
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	258,905	258,603
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*	247,967	247,270
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,140,264	2,139,687
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	542,370
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 2.15% (1 ML+0.25%) due 07/19/2035(4)	577,417	561,437
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 2.97% due 12/25/2044(1)(4)	196,361	197,350
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 3.86% (3 ML + 1.50%) due 04/26/2028*(2)(3)(7)	2,991,269	2,991,269
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*(3)	1,595,299	1,597,261
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	497,600	482,207
Upstart Securitization Trust Series 2017-1, Class A 2.64% due 06/20/2024*	280,879	280,170
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	123,933
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	1,415,000	1,393,977

Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	1,271,000	1,249,498
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	2,565,000	2,555,237
VM DEBT LLC Series 2017-1, Class A 6.50% due 10/02/2024*(3)	1,085,000	1,085,000
VOLT LIV LLC Series 2017-NPL1, Class A1 3.50% due 02/25/2047*(6)	144,146	143,631
VOLT LIX LLC Series 2017-NPL6, Class A1 3.25% due 05/25/2047*(6)	277,080	275,357
VOLT LLC Series 2018-FT1, Class A1 3.26% due 01/27/2023(3)	1,353,409	1,335,963
VOLT LV LLC Series 2017-NPL2, Class A1 3.50% due 03/25/2047*(6)	352,769	352,026
VOLT LVI LLC Series 2017-NPL3 , Class A1 3.50% due 03/25/2047*(6)	766,896	765,937
VOLT LVII LLC Series 2017-NPL4, Class A1 3.38% due 04/25/2047*(6)	468,776	467,323
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(6)	452,277	449,701
VOLT LXI LLC Series 2017-NPL8, Class A1 3.13% due 06/25/2047*(6)	522,734	519,424
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	1,843,896	1,836,688
VOLT XL LLC Series 2015-NP14, Class A1 4.38% due 11/27/2045*(6)	149,684	149,962
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*(6)	753,598	753,910
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 2.36% (1 ML+0.46%) due 04/25/2045(4)	66,209	65,037
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(5)	5,195,581	5,161,970
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(5)	729,000	728,853
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	5,000,000	5,072,685
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 3.56% due 09/25/2034(1)(4)	815,292	834,210
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 3.71% due 06/25/2035(1)(4)	581,469	585,903
West CLO, Ltd. FRS Series 2014-1A, Class A2R 3.71% (3 ML+1.35%) due 07/18/2026*(2)	3,146,734	3,130,245
West CLO, Ltd. FRS Series 2014-1A, Class CR 5.36% (3 ML+3.00%) due 07/18/2026*(2)	650,000	650,017
Westgate Resorts LLC Series 2015-1A, Class A 2.75% due 05/20/2027*	84,895	84,489
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	372,216	368,849
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	279,000	277,778
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	212,331
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	402,174
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	950,000	946,745

Total Asset Backed Securities (cost $312,618,130)		307,922,579

U.S. CORPORATE BONDS & NOTES — 25.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	297,536
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	102,787
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	311,924
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	211,340
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	93,741
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	46,766
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	100,874
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	48,122

		1,213,090

Aerospace/Defense-Equipment — 0.3%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	99,494
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	210,854
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,621,504
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	2,002,000	1,846,031
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	278,230

		5,056,113

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	820,000	815,552

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.25% due 08/15/2026	85,000	77,964
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	122,078
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.75% due 09/25/2027	147,000	139,309
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	44,609

		383,960

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	270,855	253,467
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	54,984	53,728
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	194,122	189,579
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	564,000	548,700
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	281,402	276,880
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	139,577	144,002
Spirit Airlines Pass Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	214,000	205,835
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	145,069	141,006
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	547,000	532,972
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	230,000	222,436
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	323,000	315,017
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	416,453	417,015

		3,300,637

Applications Software — 0.6%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,006,167
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	170,704
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	65,000	62,653
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	184,094
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	351,000	342,119
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,173,110
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	218,635
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	133,221
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	141,635
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	3,088,000	3,206,340
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	161,342
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	356,153
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	243,040

		11,399,213

Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	34,000	31,065
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	163,102
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	149,843
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,066,265
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,670,000	1,976,986

Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	272,916
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	259,269
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,236,451
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	144,088
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,133,961
General Motors Co. Senior Notes 6.60% due 04/01/2036	562,000	629,601
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,136,000	2,106,987
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 11/07/2024	290,000	275,620
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	279,518
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	515,267
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 01/15/2025	285,000	277,680
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,816,000	1,737,526
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	147,442
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	1,785,000	1,766,889
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	262,000	254,852
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	84,646
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	190,276
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	244,670
Nissan Motor Acceptance Corp. Senior Notes 3.15% due 03/15/2021*	150,000	149,224
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	132,706
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	357,586

		15,584,436

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	267,627
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	247,731
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	339,340
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	45,460
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	93,836
Compass Bank Senior Notes 2.88% due 06/29/2022	3,252,000	3,130,594
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	480,534
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	443,670
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	177,270
MUFG Union Bank NA Senior Notes 2.25% due 05/06/2019	300,000	298,187
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	448,984
PNC Bank NA Senior Notes 3.10% due 10/25/2027	4,059,000	3,823,963
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	212,913
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	189,302

		10,199,411

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	51,313
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	119,036
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	97,681
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	705,435
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,100,000	2,078,682
Bank of New York Mellon Corp. Senior Notes 3.44% due 02/07/2028	5,131,000	4,960,564
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	98,828

State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	531,766
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	87,531

		8,730,836

Banks-Super Regional — 0.8%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	269,198
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	99,150
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,046,211
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	224,648
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	325,000	317,487
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	348,951
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	207,129
Fifth Third Bancorp Senior Notes 3.95% due 03/14/2028	250,000	247,684
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	325,860
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	252,850
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	248,705
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	41,704
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	472,211
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	2,535,000	2,468,666
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	101,974
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	53,227
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	358,725
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	294,603
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	358,739
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	888,134
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	4,523,000	4,402,215
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,387,967
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	193,591
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	532,157
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	212,000	209,382
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	433,706
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	143,000	141,096
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	113,569

		16,039,539

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027*	75,000	69,926
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	200,000	179,305
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	126,863
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	54,837

		430,931

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	119,387
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	80,000	81,602

		200,989

Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,332,000	2,313,209
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,247,848
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,071,243
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,734,000	3,873,858

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 01/15/2022	1,890,000	1,921,599
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	300,000	298,045
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	533,630
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	140,000	138,772
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	322,870

		11,721,074

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	387,863

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	1,031,361
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,056,175

		2,087,536

Building Products-Cement — 0.5%
CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*(3)	4,241,000	4,140,476
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	211,945
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	690,487
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,636,455
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,356,859

		10,036,222

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,415,000
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	283,526

		2,698,526

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	282,632
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	3,399,000	3,453,629
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	135,788
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	142,921
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	195,239
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	126,000	122,012
Comcast Corp. Company Guar. Notes 3.15% due 02/15/2028	600,000	560,444
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	257,954
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	258,447
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	620,815
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	256,816
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,628,063
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	125,724
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	128,915
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	353,571
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,438,436
Time Warner Cable LLC Senior Sec. Notes 5.00% due 02/01/2020	720,000	738,758
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	146,805

		12,846,969

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	205,928
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	3,101,000	3,199,830
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	707,875	705,306

		4,111,064

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	262,983
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	275,945
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	119,000	111,168

		650,096

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	158,744

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	98,828

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	152,992
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	129,000	122,751

		275,743

Commercial Services-Finance — 0.0%
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	296,903

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	130,418
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	300,000	297,108
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	400,000	393,247

		820,773

Computers — 0.6%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	316,417
Apple, Inc. Senior Notes 2.75% due 01/13/2025	400,000	382,158
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	698,026
Apple, Inc. Senior Notes 2.90% due 09/12/2027	3,086,000	2,903,998
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	459,015
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	285,317
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	281,509
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	165,076
Apple, Inc. Senior Notes 3.35% due 02/09/2027	2,394,000	2,342,881
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	185,827
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	464,300
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	343,198
Apple, Inc. Senior Notes 4.25% due 02/09/2047	510,000	518,379
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,502,368
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	625,720

		11,474,189

Containers-Paper/Plastic — 0.4%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,532,731
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,041,403
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,283,750
WestRock Co. Company Guar. Notes 3.75% due 03/15/2025*	300,000	294,863

		8,152,747

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 2.85% due 08/11/2027	300,000	283,155
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	119,210

		402,365

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	2,818,978

Diagnostic Equipment — 0.3%

Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	80,079
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,070,144
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	976,000	903,961
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,442,598
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	439,269
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	458,423

		5,394,474

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	107,493

Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	173,000	170,338
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	343,244
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	395,234
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	365,084
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	612,868
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	1,216,000	1,180,042
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	141,748
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	500,000	465,647
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,916,000	2,882,573
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	192,651
Bank of America Corp. Senior Notes 3.42% due 12/20/2028*	3,566,000	3,348,690
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	961,583
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,522,329
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	800,000	784,916
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	390,000	395,027
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	288,612
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	267,572
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,444,000	5,455,613
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,695,670
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	700,000
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,080,000
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	111,563
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	777,699
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	180,823
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	188,864
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	667,846
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	583,344
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	53,000	51,062
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	532,223
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,620,000	1,618,465
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	292,420
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,292,000	2,211,975
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	710,000	703,633

Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,755,402
Goldman Sachs Group, Inc. FRS Senior Notes 2.94% (3 ML+1.10%) due 11/15/2018	500,000	502,373
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	460,310
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	2,600,000	2,589,292
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	664,515
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,634,000	2,543,183
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	626,269
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,051,130
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	3,804,995
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	3,641,000	3,573,247
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	321,327
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	219,737
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	506,727
Morgan Stanley Senior Notes 3.77% due 01/24/2029	735,000	706,440
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,395,361
Morgan Stanley Senior Notes 4.00% due 07/23/2025	3,034,000	3,024,943
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	301,987
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	967,878
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	74,523
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	3,744,719
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	236,483
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	4,771,614
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,530,796

		71,542,609

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	346,430
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	134,499
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	178,123
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	62,596
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	188,893
Textron, Inc. Senior Notes 3.65% due 03/15/2027	128,000	122,895

		1,033,436

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	270,000	259,863
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	400,000	396,480
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057*	400,000	396,189
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	297,742
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	972,573

		2,322,847

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	822,841
Priceline Group, Inc. Senior Notes 3.55% due 03/15/2028	300,000	285,420
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,259,268

		3,367,529

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	382,383

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	113,369

Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	153,000	153,915
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	132,667
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	133,125
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	108,600
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	613,017

		1,254,693

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	98,213

Electric-Integrated — 1.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	47,328
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	62,189
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	115,678
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	439,661
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	178,157
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	270,595
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	119,965
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	106,532
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	400,783
Consolidated Edison Co. of New York, Inc. Senior Notes 3.88% due 06/15/2047	250,000	239,269
Consumers Energy Co. 1st Mtg. Notes 3.25% due 08/15/2046	48,000	42,416
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	191,663
Dominion Resources, Inc. Senior Notes 2.75% due 01/15/2022	129,000	124,849
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,702,008
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	681,315
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	105,426
DTE Energy Co. Senior Notes 3.30% due 06/15/2022	60,000	59,327
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	352,080
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	235,083
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	179,466
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	179,427
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	235,865
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	125,276
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	248,334
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	182,949
Edison International Senior Notes 2.95% due 03/15/2023	350,000	337,797
Edison International Senior Notes 4.13% due 03/15/2028	100,000	99,306
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	86,955
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	114,404
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	650,564
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	263,625
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	221,166
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	3,520,911
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	447,153
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	62,198
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	120,860

Kansas City Power & Light Co. Senior Notes 4.20% due 03/15/2048	100,000	99,223
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	234,475
MidAmerican Energy Holdings Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	689,389
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,048,877
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	220,591
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	112,219
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	746,468
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	267,976
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	358,442
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	360,000
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	436,851
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	135,815
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	128,000	117,038
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	234,955
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	146,913
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,192,014
PPL Capital Funding, Inc. Company Guar. Notes 4.00% due 09/15/2047	63,000	58,954
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,178,063
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	273,306
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	190,866
PSI Energy, Inc. Senior Notes 6.12% due 10/15/2035	100,000	123,461
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	48,358
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	577,384
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	62,866
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	200,234
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	120,991
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	100,000	115,590
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	197,919
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	117,010
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	445,129
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	85,503
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	106,514
Virginia Electric & Power Co. Senior Notes 3.80% due 04/01/2028	120,000	119,633
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	187,885
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	581,934
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	106,417
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	226,920
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	97,791
Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	179,485
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	211,520

		28,565,559

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026*	472,000	448,824
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	500,000	475,449
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022*	350,000	335,321
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	69,946

		1,329,540

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	482,000	468,264
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	449,000	428,701
Intel Corp. Senior Notes 3.15% due 05/11/2027	150,000	144,663
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	164,533
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	303,797

		1,509,958

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	41,369
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	196,488
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	125,220

		363,077

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	449,416

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	116,338
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	352,365
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	436,912
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	386,336
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	575,178
Oracle Corp. Senior Notes 3.80% due 11/15/2037	400,000	387,221
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	98,835
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	717,582
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	202,096

		3,272,863

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	491,000	453,711

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	194,689
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	180,000	178,946
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	125,000	121,809
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	654,593
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	73,400

		1,223,437

Finance-Investment Banker/Broker — 0.9%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,455,795
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	1,968,000	1,863,471
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	313,000	303,299
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	3,766,000	3,604,645
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	682,418
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	539,000	521,865
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,201,000	3,348,986
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,758,378
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,108,614

		16,647,471

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	181,997
Air Lease Corp. Senior Notes 3.63% due 12/01/2027	230,000	213,421
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	130,000	131,309

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	160,344
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	581,548

		1,268,619

Finance-Other Services — 0.2%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	280,874
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	152,777
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	167,859
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	2,813,728
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	84,075

		3,499,313

Food-Confectionery — 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,614,434

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	450,000	449,041
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	103,739

		552,780

Food-Misc./Diversified — 0.5%
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	330,000	325,711
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	3,424,000	3,399,429
General Mills, Inc. Senior Notes 4.20% due 04/17/2028	145,000	142,910
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	53,328
Kellogg Co. Senior Notes 3.40% due 11/15/2027	300,000	283,174
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	367,588
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	150,000	149,567
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	217,999
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	645,269
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	749,000	737,841
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,863,000	1,676,183
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	438,000	434,767
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	119,000	114,119
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	132,000	124,888

		8,672,773

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	540,480
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	450,000	556,003

		1,096,483

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.55% due 03/15/2025	140,000	137,624
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	110,427
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	100,000	96,879

		344,930

Gas-Distribution — 0.4%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	80,416
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	411,250
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	274,277
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,423,241
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	253,687
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	554,278
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(3)	3,186,000	2,937,827
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	398,279

Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	54,446
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	65,209

		8,452,910

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	200,000	206,126

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	289,789
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	263,577
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	4,172,000	4,072,165

		4,625,531

Insurance-Life/Health — 0.4%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	347,502
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	222,596
Great-West Lifeco Finance Delaware LP Company Guar. Notes 4.15% due 06/03/2047*	300,000	292,720
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	179,433
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	168,357
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	712,000	692,326
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	461,561
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	509,000	486,806
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	149,000	135,963
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	449,759
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	97,656
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,419,179
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	447,257
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	249,902
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	147,519
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	194,088

		6,992,624

Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	303,399
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	63,211
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	259,317
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	432,225
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	538,709
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	318,380
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	654,000	632,636
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	250,000	394,773
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	47,768

		2,990,418

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	450,000	456,371
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	332,500
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	48,151
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	253,456
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	546,363
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	152,104

		1,788,945

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	76,487
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	621,980

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	48,656
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	301,963
Progressive Corp. Senior Notes 2.45% due 01/15/2027	120,000	108,543

		1,157,629

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	824,291
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	107,488

		931,779

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	708,990
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	176,702
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	126,223

		1,011,915

Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.80% due 04/03/2028	170,000	170,846

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	70,891
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	498,749

		569,640

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	61,640

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	46,692

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	93,000	92,813
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	262,272
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,113,762

		2,468,847

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	200,260
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,389,934
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	53,685

		2,643,879

Medical Products — 0.4%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,638,000	1,617,004
Abbott Laboratories Senior Notes 3.88% due 09/15/2025	194,000	193,493
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,601,000	2,814,492
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	81,915
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	55,089
Stryker Corp. Senior Notes 3.65% due 03/07/2028	60,000	59,126
Zimmer Biomet Holdings, Inc. Senior Notes 2.70% due 04/01/2020	3,477,000	3,443,916
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	96,399

		8,361,434

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	305,924
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	724,255
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	93,953
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	49,679
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	97,000	101,815
Celgene Corp. Senior Notes 3.45% due 11/15/2027	300,000	280,878
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	328,546
Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	127,038
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	28,000	26,769
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	45,000	44,555
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	178,022
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	39,000	39,316

Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	89,636
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,236,557

		3,626,943

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	227,000	219,654
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	135,000	130,551
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	889,000	886,376
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	282,432
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	137,620
Johnson & Johnson Senior Notes 3.40% due 01/15/2038	309,000	291,658
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	49,189
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	32,344
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	287,338

		2,317,162

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	60,000	57,366

Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	114,565
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	524,979
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	102,954
Magellan Health, Inc. Senior Notes 4.40% due 09/22/2024	417,000	409,253
UnitedHealth Group, Inc. Senior Notes 1.63% due 03/15/2019	145,000	143,773
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	3,551,000	3,406,063
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	181,000	175,800
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	191,869
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	277,904
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	177,633

		5,524,793

Medical-Hospitals — 0.4%
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	1,574,017
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,115,951
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,163,765
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	547,449
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,657,488
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	78,057
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	403,854

		8,540,581

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	102,436
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	90,585
McKesson Corp. Senior Notes 3.95% due 02/16/2028	77,000	75,364

		268,385

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	234,769
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	152,651
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	104,479

		491,899

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,000,000	958,750
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	3,003,000

		3,961,750

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,028,000	1,000,551
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	2,500,000	2,383,123
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,623,969

		5,007,643

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	537,203
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	200,000	249,337
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	875,076
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	1,200,000	1,172,819
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	350,000	338,342
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	1,177,000	1,138,946
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	112,000	109,682
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	447,003
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	450,000	433,828

		5,302,236

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	221,803
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	365,165

		586,968

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	465,128
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	111,293

		576,421

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	263,925
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	272,025

		535,950

Oil Companies-Exploration & Production — 0.3%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	352,934
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	377,633
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	272,998
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	403,963
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	417,385
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	515,755
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	242,741
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	249,824
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	102,210
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	257,148
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	191,434
Hess Corp. Senior Notes 6.00% due 01/15/2040	100,000	104,496
Hess Corp. Senior Notes 7.13% due 03/15/2033	300,000	354,280
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	317,277
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	430,694
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	121,068
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	133,000	135,234
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	203,314
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	105,234
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	86,164

Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	113,337
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	200,000	198,757
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	55,821

		5,609,701

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	578,873
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	209,363
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	244,853
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	774,000	759,578
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	187,284

		1,979,951

Oil Refining & Marketing — 0.3%
Andeavor Senior Notes 3.80% due 04/01/2028	855,000	823,030
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	2,873,095
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,165,898
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	70,000	68,830
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	517,526

		5,448,379

Oil-Field Services — 0.0%
Baker Hughes, a GE Company Senior Notes 5.13% due 09/15/2040	150,000	160,539
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	348,546
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	90,147
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	220,319

		819,551

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	194,073
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	130,334
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	142,274

		466,681

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	132,285
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.70% due 06/01/2028*	300,000	297,421

		429,706

Pharmacy Services — 0.7%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	883,347
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,266,000	1,261,444
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	335,319
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	6,252,000	6,182,391
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	279,000	283,435
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,182,478
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	263,380	259,166
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	237,949	277,295
CVS Pass-Through Trust Pass Thru Certs. 8.35% due 07/10/2031*	315,001	383,483
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	513,384
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	172,444

		13,734,186

Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	161,000	156,608
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	330,000	337,092
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	74,000	78,939

Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	150,015
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	39,000	36,724
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	256,178
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	267,960
Energy Transfer Partners LP Company Guar. Notes 3.60% due 02/01/2023	57,000	55,412
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	173,000	167,569
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026	128,000	127,844
Energy Transfer Partners LP Company Guar. Notes 4.90% due 02/01/2024	122,000	124,286
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	517,000	524,771
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	56,000	59,290
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	186,248
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	346,761
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	104,239
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	197,457
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	267,691
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	723,317
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	45,000	46,436
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	184,633
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	52,408
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	345,000	344,158
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,676,829
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 03/01/2028	500,000	487,863
Kinder Morgan, Inc. Company Guar. Notes 5.20% due 03/01/2048	330,000	323,998
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	98,105
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	100,237
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	152,940
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	255,202
MPLX LP Senior Notes 4.00% due 03/15/2028	155,000	149,131
MPLX LP Senior Notes 4.70% due 04/15/2048	2,038,000	1,928,785
MPLX LP Senior Notes 4.88% due 12/01/2024	210,000	217,698
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	82,838
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	140,209
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	39,331
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	500,000	518,327
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	93,877
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	285,430
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	650,000	753,082
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	46,254
Phillips 66 Partners LP Senior Notes 4.68% due 02/15/2045	507,000	484,538
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	104,156
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	768,463
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	76,000	70,269
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	225,000	232,339

Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,082,484
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	2,017,000	2,081,345
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,414,217
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	106,785
Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	180,440
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	297,957
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	177,114
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	504,262
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	100,583
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	56,516
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	110,000	108,661
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	57,000	56,306
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	113,000	113,405
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	102,437
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	252,627
Williams Partners LP Senior Notes 3.90% due 01/15/2025	174,000	169,694
Williams Partners LP Senior Notes 4.85% due 03/01/2048	178,000	170,996

		21,781,766

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,762,544

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,300,000	2,259,750

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	162,424
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,186,988
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	145,021
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	101,966
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	59,447
Boston Properties LP Senior Notes 2.75% due 10/01/2026	120,000	107,809
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	216,682
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	142,785
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	194,035
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,512,072
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	890,705
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	898,685
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	848,227
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	448,361
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	150,000	155,995
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	105,494
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	94,109
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	109,264
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	29,117
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	269,089
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	207,000	196,388
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	140,000	136,006
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	890,000	905,575

Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	507,847
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	268,383
ERP Operating LP Senior Notes 3.50% due 03/01/2028	123,000	118,175
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	278,305
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	202,868
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	186,000	182,563
Government Properties Income Trust Senior Notes 3.75% due 08/15/2019	1,140,000	1,138,258
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	269,893
HCP, Inc. Senior Notes 3.88% due 08/15/2024	900,000	879,214
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	538,593
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	117,744
National Retail Properties, Inc. Senior Notes 3.60% due 12/15/2026	165,000	156,003
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	284,047
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	114,000	104,058
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	294,313
Realty Income Corp. Senior Notes 3.65% due 01/15/2028	1,633,000	1,554,989
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	99,023
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	206,896
Select Income REIT Senior Notes 3.60% due 02/01/2020	450,000	447,463
Senior Housing Properties Trust Senior Notes 3.25% due 05/01/2019	230,000	230,275
Senior Housing Properties Trust Senior Notes 4.75% due 02/15/2028	150,000	145,168
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	346,852
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	350,637
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	42,000	38,293
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	880,000	868,908
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	398,130
Welltower, Inc. Senior Notes 4.25% due 04/15/2028	150,000	147,171

		22,090,313

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	56,809

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	194,020
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	661,416
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	2,655,000	3,388,612

		4,244,048

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	2,550,000	2,491,860

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	138,000	133,100
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	175,714

		308,814

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	68,690
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	144,947
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	53,000	46,278
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	172,260
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	187,176
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	175,513
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	117,044

		911,908

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,286,982

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	207,957
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	198,367
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	271,000
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	270,092
Wal-Mart Stores, Inc. Senior Notes 3.63% due 12/15/2047	250,000	234,735

		1,182,151

Retail-Drug Store — 0.0%
Walgreen Co. Company Guar. Notes 4.40% due 09/15/2042	100,000	91,742
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	98,558
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	447,660

		637,960

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	140,000	139,639
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	60,000	60,086
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	163,335
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	128,741
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	157,985

		649,786

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	273,622

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	118,357
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	56,176
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	35,000	33,094
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	251,000	230,999

		438,626

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	373,849

Special Purpose Entity — 0.0%
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	287,512

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	643,261
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	126,484
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,737,385

		2,507,130

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	417,000	413,514
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	674,000	654,040
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	330,000	326,354
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	1,271,000	1,230,303
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	90,000	92,183
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	2,219,000	2,115,533
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	2,516,000	2,343,276
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	936,000	918,776
AT&T, Inc. Senior Notes 5.15% due 11/15/2046*	503,000	494,460
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	1,919,000	1,944,286
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	4,232,000	4,324,677

AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	192,961
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	46,886
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,227,318
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	2,114,000	2,092,780
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	286,138

		18,703,485

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	529,297

Tobacco — 0.5%
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*(3)	7,025,000	6,675,048
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	308,000	295,313
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	1,901,234

		8,871,595

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	242,990
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	99,799

		342,789

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	294,546
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	713,966
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	402,293
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/2042	120,000	123,145
CSX Corp. Senior Notes 3.40% due 08/01/2024	180,000	177,148
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	223,068
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	529,717
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	93,072
Union Pacific Railroad Co. Pass-Through Certs. 2.70% due 05/12/2027	353,905	330,441

		2,887,396

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	256,801
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	357,550
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	145,095
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	56,535

		815,981

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	343,253
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	247,712

		590,965

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	255,171

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	446,818

Total U.S. Corporate Bonds & Notes (cost $518,457,855)		506,517,402

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	311,952

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	235,267
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	148,060

		383,327

Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 3.00% due 04/01/2025	302,000	282,187
Nutrien, Ltd. Senior Notes 3.38% due 03/15/2025	158,000	150,403
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	660,000	631,117
Nutrien, Ltd. Senior Notes 5.25% due 01/15/2045	270,000	286,380

		1,350,087

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. 3.30% due 07/15/2031*	214,000	204,943
Air Canada Pass-Through Trust Pass-Through Certs. 3.55% due 07/15/2031*	302,000	288,362
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class 4.13% due 11/15/2026*	335,827	338,202
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	330,000	327,938
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	441,000	438,320

		1,597,765

Banks-Commercial — 1.3%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	438,000	430,831
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	405,030
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,251,555
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	628,000	624,433
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	247,858
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	198,272
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	177,833
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	539,587
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	250,000	245,683
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	249,621
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	765,625
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	244,273
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,186,370
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	603,491
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	245,662
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	268,605
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	288,089
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	383,585
Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	298,153
Commonwealth Bank of Australia Senior Notes 3.90% due 03/16/2028*	300,000	297,870
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	201,465
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	300,000	304,904
Cooperatieve Rabobank UA Company Guar. Notes 4.38% due 08/04/2025	250,000	248,880
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	409,287
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	247,443
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	571,560
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	191,422
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	195,105
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,305,885
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	288,717
ING Bank NV Senior Notes 2.05% due 08/17/2018*	600,000	599,219
ING Groep NV Senior Notes 3.95% due 03/29/2027	935,000	919,997
Intesa Sanpaolo SpA Senior Notes 3.88% due 07/14/2027*	240,000	225,456
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	200,000	186,813

Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	247,625
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	249,437
National Australia Bank, Ltd. Senior Notes 2.50% due 01/12/2021	450,000	441,018
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	226,104
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	295,380
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	459,992
Nordea Bank AB Senior Notes 4.88% due 01/27/2020*	100,000	102,913
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	379,426
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	194,002
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	391,888
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	500,000	499,084
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	247,376
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	249,466
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	393,765
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	392,955
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	174,768
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	446,265
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	167,000	158,062
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	431,361
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	217,024
Westpac Banking Corp. Senior Notes 3.40% due 01/25/2028	200,000	191,191
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	293,562

		24,531,243

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp Senior Notes 2.45% due 10/16/2019*	400,000	396,607
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	295,505

		692,112

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.40% due 03/17/2020	300,000	296,076

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	151,389

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 4.63% due 07/02/2044	894,000	901,575
Johnson Controls International PLC Senior Notes 4.95% due 07/02/2064	180,000	175,027
Johnson Controls International PLC Senior Notes 5.13% due 09/14/2045	60,000	64,868
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	968,000	1,073,980

		2,215,450

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	250,000	237,599
Nationwide Building Society Senior Notes 4.30% due 03/08/2029*	225,000	221,240

		458,839

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	793,608
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	182,660
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	183,487
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	341,740

		1,501,495

Diversified Banking Institutions — 1.5%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	192,094

Banco Santander SA Senior Notes 4.38% due 04/12/2028	200,000	198,068
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	643,210
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,314,433
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	291,676
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	197,029
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	493,146
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	237,474
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	246,220
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	2,769,277
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021	77,000	75,615
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	428,975
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	302,427
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	659,989
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	197,822
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	198,277
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	730,411
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	192,580
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,443,000	3,293,730
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	219,911
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	197,748
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	300,000	279,357
Macquarie Group, Ltd. Senior Notes 4.65% due 03/27/2029*	150,000	150,095
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	300,000	312,842
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,341,331
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	86,569
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	195,339
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	245,862
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	245,094
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	97,076
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,008,763
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	170,962
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	290,956
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	238,118
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	293,212
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	201,893
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	200,000	191,813
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,056,220
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,817,915
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	280,000	277,411
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	2,066,000	2,053,570

		28,634,510

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	356,702
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	190,954
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,967,000	2,841,297

		3,388,953

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	178,057
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	148,108
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	270,167
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	245,786
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	244,453
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	300,000	260,103

		1,346,674

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	191,030
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	188,416

		379,446

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	291,703

Electric-Distribution — 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	342,418
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,663,518

		6,005,936

Electric-Generation — 0.0%
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	197,636

Electric-Integrated — 0.7%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*(3)	8,200,000	7,613,974
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	5,317,903
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	300,000	275,167

		13,207,044

Finance-Investment Banker/Broker — 0.0%
Brookfield Finance, Inc. Company Guar. Bonds 3.90% due 01/25/2028	148,000	140,894
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	163,910
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	179,234

		484,038

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	144,994
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	170,552
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	189,195
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	190,900
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	146,162

		841,803

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.59% due 11/02/2023*	400,000	377,562

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	189,599

Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	671,000	699,518

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	352,847

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	248,663
Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028	330,000	308,909
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	385,146

		942,718

Insurance-Property/Casualty — 0.3%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,445,347
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 5.50% due 11/15/2020	3,633,000	3,854,584

		6,299,931

Internet Application Software — 0.0%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	380,000	361,113

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	124,289

Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	225,000	222,287

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	84,674

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	157,555
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	507,000	425,330

		582,885

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	224,067
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	442,469
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	379,000	356,911
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	630,000	618,449
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	132,063

		1,773,959

Metal-Diversified — 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	100,000	113,000

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	59,000	65,071
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/2036	450,000	521,730

		586,801

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	353,013

Oil Companies-Exploration & Production — 0.1%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	150,000	194,703
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	177,519
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	293,609
Encana Corp. Senior Notes 6.50% due 08/15/2034	100,000	118,221
Encana Corp. Senior Notes 7.20% due 11/01/2031	100,000	122,681
Encana Corp. Senior Notes 7.38% due 11/01/2031	100,000	124,394
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	301,110

		1,332,237

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.22% due 04/14/2024	400,000	392,007
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	116,000	111,293
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	179,472
BP Capital Markets PLC Company Guar. Notes 3.59% due 04/14/2027	300,000	295,809
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	878,864
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	507,947
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	173,475
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	199,080
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	196,838
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	354,552
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	237,216
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	177,403

Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028*	56,000	53,278
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	700,000	722,400
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	117,880
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	433,000	448,419
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	359,856
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	609,207
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	453,000	430,886
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,049,000	992,577
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,244,000	2,194,197
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	326,000	332,745
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	692,407
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	88,504
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	713,317

		11,459,629

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	540,220

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(1)(3)(7)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 2.51% (3 ML+3.00%) due 04/28/2023†*(3)(7)	98,384	2,951
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.77% (3 ML+3.00%) due 04/28/2023†*(3)(7)	174,335	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.77% (3 ML+3.00%) due 04/28/2027†*(3)(7)	1,756,853	0

		24,896

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	279,137
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	913,000	904,252
Enbridge, Inc. Senior Bonds 4.50% due 06/10/2044	150,000	142,289
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	259,799
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	362,217
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	196,790

		2,144,484

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	244,979

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	388,292

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	231,650
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	240,482

		472,132

Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	191,244
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	7,337,000	6,934,773

		7,126,017

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	450,000	433,880
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	217,000	214,382
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	262,818
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	207,000	215,738

		1,126,818

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,246,750

Tobacco — 0.2%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,574,801

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	620,717
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	123,038

		743,755

Total Foreign Corporate Bonds & Notes (cost $137,533,878)		133,756,684

U.S. GOVERNMENT AGENCIES — 22.1%
Federal Home Loan Mtg. Corp. — 5.2%
3.00% due 01/15/2044 STRIPS(4)	708,119	686,964
3.00% due 03/01/2043	1,367,728	1,330,288
3.00% due 04/01/2043	99,030	96,308
3.00% due 05/01/2043	160,553	156,102
3.00% due 08/15/2042 STRIPS(4)	1,803,780	1,757,306
3.00% due 10/01/2046	7,077,487	6,843,115
3.50% due 02/01/2042	193,743	193,975
3.50% due 05/01/2042	53,964	54,029
3.50% due 07/01/2042	266,792	267,111
3.50% due 07/15/2042 STRIPS(4)	3,049,930	3,043,244
3.50% due 03/01/2043	145,660	145,835
3.50% due 09/01/2045	5,913,696	5,898,818
3.50% due 12/01/2045	3,307,408	3,299,089
3.50% due 11/01/2046	3,474,243	3,456,582
3.50% due 12/01/2046	2,040,450	2,029,893
4.00% due 07/01/2025	114,679	118,712
4.00% due 10/01/2040	167,561	172,224
4.00% due 11/01/2040	104,428	107,334
4.00% due 01/01/2041	1,017,973	1,046,322
4.00% due 04/01/2044	1,341,962	1,373,010
4.00% due 01/01/2046	1,177,375	1,210,765
4.50% due 07/01/2025	30,705	31,821
4.50% due 07/01/2040	746,415	785,724
4.50% due 03/01/2041	43,024	45,290
4.50% due 05/01/2041	105,540	111,099
4.50% due 05/01/2042	2,023,029	2,129,341
5.00% due 09/01/2019	17,980	18,307
5.00% due 11/01/2035	25,412	27,143
5.00% due 10/01/2036	42,345	45,361
5.00% due 12/01/2036	22,694	24,312
5.00% due 10/01/2037	7,847	8,407
5.00% due 08/01/2039	30,371	32,631
5.00% due 01/01/2040	39,712	42,666
5.00% due 04/01/2040	22,484	23,987
5.50% due 08/01/2019	23,560	23,868
5.50% due 05/01/2036	9,079	9,945
5.50% due 12/01/2036	3,023	3,310
5.50% due 01/01/2038	30,226	33,104
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70% due 11/25/2049*(1)(5)	690,000	657,439
Series 2015-K44, Class B 3.81% due 01/25/2048*(1)(5)	3,390,000	3,275,859
Series 2016-K722, Class B 3.97% due 07/25/2049*(1)(5)	625,000	625,298
Series 2014-K40, Class C 4.21% due 11/25/2047*(1)(5)	835,000	805,281
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(5)	4,974,669	4,911,564
Series K706, Class A2 2.32% due 10/25/2018(5)	5,143,218	5,130,546
Series KJO2, Class A2 2.60% due 09/25/2020(5)	152,552	151,511
Series KSMC, Class A2 2.62% due 01/25/2023(5)	10,325,000	10,115,500
Series K055, Class A2 2.67% due 03/25/2026(5)	2,400,000	2,294,376
Series K703, Class A2 2.70% due 05/25/2018(5)	65,622	65,512
Series K720, Class A2 2.72% due 06/25/2022(5)	930,138	918,149
Series K054, Class A2 2.75% due 01/25/2026(5)	1,419,000	1,364,886
Series K718, Class A2 2.79% due 01/25/2022(5)	1,699,000	1,684,062
Series K044, Class A2 2.81% due 01/25/2025(5)	1,464,000	1,427,618
Series KJ09, Class A2 2.84% due 09/25/2022(5)	751,000	742,514
Series K715, Class A2 2.86% due 01/25/2021(5)	205,000	204,328
Series K066, Class A2 3.12% due 06/25/2027(5)	964,000	941,571
Series K065, Class A2 3.24% due 04/25/2027(5)	776,000	766,226
Series K060, Class A2 3.30% due 10/25/2026(5)	1,141,000	1,134,757
Series K065, Class AM 3.33% due 05/25/2027(5)	416,000	410,813
Series K073, Class A2 3.35% due 01/25/2028(5)	1,154,000	1,144,129
Series K007, Class A2 4.22% due 03/25/2020(5)	364,307	372,545
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS
Series KF-12, Class A 2.58% (1 ML+0.70%) due 09/25/2022(5)	730,283	732,566
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K714, Class A2 3.03% due 10/25/2020(1)(5)	1,042,000	1,044,100
Series K033, Class A2 3.06% due 07/25/2023(1)(5)	4,682,000	4,669,577
Series K064, Class A2 3.22% due 03/25/2027(1)(5)	1,994,000	1,966,652
Series K030, Class A2 3.25% due 04/25/2023(1)(5)	5,200,000	5,235,725
Series K070, Class A2 3.30% due 11/25/2027(1)(5)	681,000	673,349
Series K029, Class A2 3.32% due 02/25/2023(1)(5)	3,000,000	3,030,856
Series K047, Class A2 3.33% due 05/25/2025(1)(5)	2,283,000	2,296,575
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(4)	830,257	734,867
Series 3582, Class MO zero coupon due 10/15/2039(4)	739,687	662,903
Series 4371, Class GZ 2.00% due 05/15/2042(4)	1,285,109	990,233

Series 4374, Class NC 3.75% due 02/15/2046(4)	647,492	655,191
Series 2691, Class ZU 5.50% due 09/15/2033(4)	2,837,440	3,061,975
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 2.28% (1 ML+0.50%) due 07/15/2042(4)	435,542	438,155

		102,020,550

Federal National Mtg. Assoc. — 12.3%
zero coupon due 10/09/2019	470,000	452,905
2.32% due 03/01/2023	3,576,218	3,449,715
2.35% due 01/01/2023	2,985,844	2,885,115
2.38% due 03/01/2023	7,446,225	7,201,110
2.41% due 05/01/2023	105,655	102,184
2.55% due 05/01/2023	109,025	106,118
2.70% due 04/01/2025	10,000,000	9,692,489
2.77% due 03/01/2022	485,606	479,044
2.82% due 07/01/2022	3,038,199	2,997,564
2.83% due 05/01/2027	2,500,000	2,392,689
2.83% due 06/01/2027	2,000,000	1,912,543
2.84% due 04/01/2025	3,983,436	3,895,443
2.89% due 05/01/2027	3,874,715	3,706,126
2.90% due 06/25/2027(5)	1,526,398	1,442,418
2.92% due 02/01/2030	1,667,372	1,594,869
2.92% due 05/01/2030	2,000,000	1,876,413
2.93% due 01/01/2025	2,973,453	2,927,972
2.94% due 05/01/2030	1,680,000	1,579,994
2.96% due 06/01/2027	1,942,587	1,887,139
2.97% due 06/01/2030	2,000,000	1,896,025
3.00% due 12/01/2031	1,490,696	1,479,695
3.00% due 05/01/2043	611,960	589,601
3.00% due 06/01/2043	1,876,526	1,825,570
3.00% due 09/01/2046	1,454,203	1,408,153
3.00% due 11/01/2046	4,962,102	4,804,810
3.03% due 04/01/2030	2,000,000	1,895,637
3.04% due 12/01/2024	2,620,224	2,598,545
3.05% due 09/01/2024	5,576,735	5,535,776
3.07% due 09/01/2024	4,234,736	4,208,122
3.10% due 09/01/2025	3,300,000	3,261,632
3.12% due 06/01/2035	2,000,000	1,878,727
3.13% due 04/01/2030	5,000,000	4,805,284
3.13% due 06/01/2030	1,000,000	958,696
3.16% due 02/01/2032	2,833,878	2,702,672
3.20% due 06/01/2030	1,000,000	967,516
3.23% due 11/01/2020	4,575,275	4,606,245
3.30% due 10/01/2021	11,706,953	11,789,026
3.30% due 07/01/2030	1,005,000	978,317
3.48% due 11/01/2020	3,884,639	3,933,972
3.49% due 12/01/2020	3,886,324	3,935,268
3.50% due 11/01/2041	22,976	22,982
3.50% due 01/01/2042	312,485	312,752
3.50% due 04/01/2043	136,860	136,730
3.50% due 07/01/2043	1,388,368	1,387,049
3.50% due 08/01/2043	665,151	664,587
3.50% due 03/01/2045	1,283,593	1,277,803
3.50% due 07/01/2046	2,037,463	2,030,067
3.50% due 12/01/2046	1,797,699	1,787,087
3.50% due 01/01/2047	4,322,727	4,297,195
3.76% due 12/01/2035	1,935,383	1,957,501
3.77% due 12/01/2025	1,500,000	1,543,635
3.95% due 01/01/2027	141,243	146,365
3.99% due 07/01/2021	1,189,841	1,220,794
4.00% due 04/01/2020	136,086	139,616
4.00% due 01/01/2035	5,207,310	5,385,015
4.00% due 09/01/2040	3,174,568	3,257,619
4.00% due 11/01/2040	2,114,674	2,170,005
4.00% due 02/01/2041	243,590	250,112
4.00% due 06/01/2041	1,687,150	1,731,101
4.00% due 10/01/2041	1,451,603	1,489,612
4.00% due 11/01/2041	657,427	674,643
4.00% due 01/01/2042	4,867,390	4,994,805
4.00% due 04/01/2042	853,953	876,869
4.00% due 10/01/2042	891,193	915,120
4.00% due 12/01/2042	568,861	583,881
4.00% due 01/01/2043	2,998,850	3,077,546
4.00% due 05/01/2043	1,396,152	1,432,704
4.00% due 06/01/2043	1,013,192	1,039,750
4.00% due 07/01/2043	725,486	743,001
4.00% due 01/01/2044	1,357,998	1,393,493
4.00% due 04/01/2044	470,988	483,318
4.08% due 01/01/2029	834,918	877,968
4.26% due 12/01/2019	282,415	288,407
4.30% due 06/01/2021	929,850	961,770
4.50% due 08/01/2018	6,249	6,295
4.50% due 05/01/2025	18,701	19,415
4.50% due 03/01/2034	95,993	100,530
4.50% due 05/01/2040	36,574	38,492
4.50% due 10/01/2040	42,096	44,306
4.50% due 02/01/2041	1,112,546	1,171,020
4.50% due 04/01/2041	1,947,028	2,049,379
4.50% due 07/01/2042	991,175	1,043,033
4.50% due 11/01/2042	2,286,064	2,405,239
4.50% due 01/01/2043	1,626,322	1,711,880
4.50% due 04/01/2044	121,048	127,402
4.50% due 06/01/2044	3,640,906	3,831,817
5.00% due 03/01/2034	19,944	21,497
5.00% due 04/01/2034	28,640	30,753
5.00% due 05/01/2035	17,134	18,398
5.00% due 07/01/2035	47,248	50,734
5.00% due 08/01/2035	39,723	42,703
5.00% due 09/01/2035	12,555	13,378
5.00% due 10/01/2035	53,510	57,464
5.00% due 10/01/2039	26,043	28,036
5.00% due 11/01/2039	62,160	66,935
5.00% due 12/01/2039	64,173	69,091
5.00% due 02/01/2040	53,484	57,597
5.00% due 06/01/2040	40,036	43,036
5.00% due 03/01/2042	7,321,974	7,871,577
5.29% due 06/01/2018	5,807	5,807
5.50% due 11/01/2034	4,286	4,702
5.50% due 01/01/2036	167,550	183,358
5.50% due 11/01/2036	46,872	51,172
5.50% due 06/01/2037	150,516	164,303
5.50% due 08/01/2037	150,249	164,512
5.50% due 01/01/2038	28,439	30,935
5.50% due 12/01/2038	3,563,561	3,908,616
5.60% due 03/01/2038	1,999,425	2,143,942
6.00% due 02/01/2033	43,837	48,500
6.00% due 10/01/2035	13,424	14,894
6.00% due 01/01/2036	21,855	24,377
6.00% due 02/01/2037	16,038	17,881
6.00% due 03/01/2037	9,390	10,465
6.00% due 04/01/2037	13,932	15,545
6.00% due 06/01/2037	168,049	187,438
6.00% due 06/01/2038	65,665	73,486
6.00% due 10/01/2038	9,326	10,397

Federal National Mtg. Assoc. FRS
2.37% (1 ML+0.49%) due 11/01/2023	593,833	592,112
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(4)	1,392,908	1,161,121
Series 2012-96, Class CB 1.50% due 04/25/2039(4)	968,158	937,730
Series 2015-M7, Class A2 2.59% due 12/25/2024(5)	3,280,000	3,151,488
Series 2015-M3, Class A2 2.72% due 10/25/2024(5)	15,000,000	14,544,382
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	728,472	718,315
Series 2018-M3, Class A2 3.19% due 02/25/2030(5)	606,000	580,055
Series 2011-104, Class NY 4.00% due 03/25/2039(4)	1,672,600	1,705,093
Series 2010-45, Class A1 5.00% due 02/25/2021(4)(8)	613,948	16,134
Series 2010-47, Class MB 5.00% due 09/25/2039(4)	2,287,873	2,424,127
Series 2005-93, Class PZ 5.50% due 10/25/2035(4)	1,400,291	1,563,200
Series 2002-56, Class ZQ 6.00% due 09/25/2032(4)	610,916	678,330
Series 2005-109, Class GE 6.00% due 12/25/2035(4)	1,397,000	1,582,672
Series 2009-39, Class Z 6.00% due 06/25/2039(4)	2,967,482	3,300,875
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 2.75% (1 ML+0.93%) due 11/25/2022(5)	894,315	900,405
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.49% due 12/25/2026(1)(5)	1,850,000	1,724,081
Series 2017-M4, Class A2 2.68% due 12/25/2026(1)(5)	2,403,000	2,258,071
Series 2015-N8, Class A2 2.90% due 01/25/2025(1)(5)	2,000,000	1,956,184
Series 2018-M4, Class A2 3.04% due 03/25/2028(1)(5)	845,000	816,756
Series 2015-M2, Class A3 3.05% due 12/25/2024(1)(5)	922,181	915,748
Series 2017-M8, Class A2 3.06% due 05/25/2027(1)(5)	1,200,000	1,163,557
Series 2017-M12, Class A2 3.08% due 06/25/2027(1)(5)	1,248,000	1,215,822
Series 2015-M10, Class A2 3.09% due 04/25/2027(1)(5)	1,556,000	1,511,810
Series 2017-M5, Class A2 3.18% due 04/25/2029(1)(5)	1,062,000	1,028,075

		240,618,521

Government National Mtg. Assoc. — 3.9%
3.50% due 10/20/2033	1,198,619	1,212,653
3.50% due 11/15/2040	100,327	100,992
3.50% due 12/15/2041	143,352	144,302
3.50% due 02/15/2042	255,033	256,726
3.50% due 04/15/2042	31,423	31,513
4.00% due 12/20/2042	1,260,507	1,301,808
4.00% due 09/20/2044	597,241	612,832
4.25% due 01/20/2045	1,912,077	1,992,542
4.25% due 02/20/2045	1,881,084	1,958,039
4.25% due 04/20/2045	1,567,481	1,627,739
4.25% due 06/20/2045	1,047,691	1,088,134
4.50% due 04/15/2039	85,364	90,820
4.50% due 05/15/2039	45,706	48,485
4.50% due 09/15/2039	58,023	61,633
4.50% due 01/15/2040	248,740	261,778
4.50% due 02/15/2040	327,019	344,571
4.50% due 03/15/2040	129,443	136,400
4.50% due 04/15/2040	168,304	177,499
4.50% due 06/15/2040	201,089	211,588
4.50% due 07/15/2040	65,863	69,414
4.50% due 01/20/2041	120,793	126,771
4.50% due 06/20/2041	123,829	130,000
4.50% due 09/20/2041	1,879,299	1,974,159
4.50% due 07/20/2045	1,521,947	1,580,143
5.50% due 12/15/2036	68,893	75,408
5.50% due 04/15/2038	19,605	21,233
5.50% due 01/20/2042	60,207	65,004
6.00% due 12/15/2032	34,032	38,124
6.00% due 01/15/2039	37,000	41,241
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(4)	291,097	236,773
Series 2005-55, Class Z 4.75% due 07/20/2035(4)	4,166,614	4,416,455
Series 2009-92, Class ZC 5.00% due 10/20/2039(4)	2,008,676	2,184,849
Series 2010-105, Class B 5.00% due 08/20/2040(4)	2,000,000	2,128,951
Series 2009-33, Class DB 5.50% due 05/20/2039(4)	724,735	746,169
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 2.04% (1 ML+0.47%) due 02/20/2065(4)	2,640,075	2,647,381
Series 2015-H15, Class FJ 2.13% (1 ML+0.44%) due 06/20/2065(4)	847,217	849,575
Series 2015-H16, Class FG 2.13% (1 ML+0.44%) due 07/20/2065(4)	1,589,551	1,593,814
Series 2015-H16, Class FL 2.13% (1 ML+0.44%) due 07/20/2065(4)	3,142,872	3,151,929
Series 2011-H06, Class FA 2.14% (1 ML+0.45%) due 02/20/2061(4)	1,456,102	1,458,882
Series 2015-H05, Class FC 2.17% (1 ML+0.48%) due 02/20/2065(4)	3,990,920	4,008,402
Series 2015-H06, Class FA 2.17% (1 ML+0.48%) due 02/20/2065(4)	3,385,515	3,397,099
Series 2015-H08, Class FC 2.17% (1 ML+0.48%) due 03/20/2065(4)	7,208,083	7,238,622
Series 2015-H10, Class FC 2.17% (1 ML+0.48%) due 04/20/2065(4)	4,048,970	4,067,129
Series 2015-H12, Class FA 2.17% (1 ML+0.48%) due 05/20/2065(4)	2,363,974	2,374,077
Series 2013-H18, Class EA 2.19% (1 ML+0.50%) due 07/20/2063(4)	2,340,470	2,346,827

Series 2015-H23, Class FB 2.21% (1 ML+0.52%) due 09/20/2065(4)	1,266,929	1,274,693
Series 2015-H26, Class FG 2.21% (1 ML+0.52%) due 10/20/2065(4)	883,446	889,093
Series 2012-H08, Class FB 2.29% (1 ML+0.60%) due 03/20/2062(4)	1,894,512	1,904,286
Series 2014-H09, Class TA 2.29% (1 ML+0.60%) due 04/20/2064(4)	1,052,499	1,059,029
Series 2015-H29, Class FL 2.29% (1 ML+0.60%) due 11/20/2065(4)	3,022,672	3,051,927
Series 2015-H30, Class FE 2.29% (1 ML+0.60%) due 11/20/2065(4)	3,387,325	3,421,428
Series 2015-H32, Class FH 2.35% (1 ML+0.66%) due 12/20/2065(4)	1,009,274	1,021,895
Series 2016-H26, Class FC 2.69% (1 ML+1.00%) due 12/20/2066(4)	635,336	650,925
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42% due 06/16/2047(1)(5)	872,551	862,556
Series 2015-137, Class WA 5.49% due 01/20/2038(1)(4)	60,743	65,833
Series 2015-137, Class W 5.58% due 10/20/2040(1)(4)	2,778,315	3,003,633

		75,833,783

Resolution Funding Corp — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 10/15/2019	880,000	846,705
zero coupon due 07/15/2020	1,350,000	1,274,039
zero coupon due 01/15/2030	1,000,000	673,318

		2,794,062

Small Business Administration — 0.5%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,170,141	1,130,157
Series 2012-20H, Class 1 2.37% due 08/01/2032	731,741	714,972
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,772,502	1,729,371
Series 2013-20G, Class 1 3.15% due 07/01/2033	2,358,853	2,368,076
Series 2013-20H, Class 1 3.16% due 08/01/2033	2,220,452	2,231,078
Series 2013-20I, Class 1 3.62% due 09/01/2033	1,120,765	1,140,195

		9,313,849

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	645,000	716,530

Total U.S. Government Agencies (cost $447,493,818)		431,297,295

U.S. GOVERNMENT TREASURIES — 25.7%
United States Treasury Bonds — 12.8%
zero coupon due 08/15/2019 STRIPS	3,300,000	3,199,270
zero coupon due 02/15/2020 STRIPS	1,770,000	1,694,039
zero coupon due 05/15/2020 STRIPS	3,790,000	3,603,510
zero coupon due 08/15/2020 STRIPS	5,590,000	5,273,920
zero coupon due 02/15/2021 STRIPS	7,740,000	7,199,253
zero coupon due 05/15/2021 STRIPS	11,790,000	10,876,297
zero coupon due 08/15/2021 STRIPS	2,430,000	2,225,377
zero coupon due 11/15/2021 STRIPS	60,000	54,541
zero coupon due 02/15/2022 STRIPS	2,070,000	1,865,904
zero coupon due 05/15/2022 STRIPS	3,980,000	3,561,868
zero coupon due 08/15/2022 STRIPS	4,500,000	3,996,146
zero coupon due 11/15/2022 STRIPS	7,260,000	6,398,352
zero coupon due 02/15/2023 STRIPS	7,735,000	6,756,724
zero coupon due 05/15/2023 STRIPS	8,880,000	7,693,979
zero coupon due 08/15/2023 STRIPS	3,185,000	2,736,839
zero coupon due 05/15/2024 STRIPS	90,000	75,601
zero coupon due 11/15/2024 STRIPS	710,000	587,175
zero coupon due 02/15/2025 STRIPS	800,000	655,856
zero coupon due 08/15/2026 STRIPS	90,000	70,300
zero coupon due 11/15/2026 STRIPS	3,240,000	2,511,639
zero coupon due 02/15/2027 STRIPS	5,490,000	4,218,529
zero coupon due 05/15/2027 STRIPS	2,430,000	1,853,092
zero coupon due 08/15/2027 STRIPS	1,170,000	883,515
zero coupon due 11/15/2027 STRIPS	1,620,000	1,215,844
zero coupon due 02/15/2028 STRIPS	1,800,000	1,340,436
zero coupon due 05/15/2028 STRIPS	2,970,000	2,193,997
zero coupon due 08/15/2028 STRIPS	1,440,000	1,055,917
zero coupon due 11/15/2028 STRIPS	1,260,000	915,620
zero coupon due 02/15/2029 STRIPS	1,800,000	1,299,195
zero coupon due 05/15/2029 STRIPS	1,260,000	902,086
zero coupon due 08/15/2029 STRIPS	2,070,000	1,468,414
zero coupon due 11/15/2029 STRIPS	4,210,000	2,964,653
zero coupon due 02/15/2030 STRIPS	3,330,000	2,326,785
zero coupon due 05/15/2030 STRIPS	2,700,000	1,870,272
zero coupon due 08/15/2030 STRIPS	2,660,000	1,829,473
zero coupon due 11/15/2030 STRIPS	810,000	552,208
zero coupon due 02/15/2031 STRIPS	1,260,000	853,023
zero coupon due 05/15/2031 STRIPS	2,520,000	1,692,740
zero coupon due 08/15/2031 STRIPS	2,000,000	1,332,007
zero coupon due 11/15/2031 STRIPS	2,440,000	1,611,712
zero coupon due 02/15/2032 STRIPS	2,490,000	1,630,501
zero coupon due 05/15/2032 STRIPS	5,010,000	3,254,738
zero coupon due 08/15/2032 STRIPS	2,800,000	1,804,834
zero coupon due 11/15/2032 STRIPS	2,770,000	1,771,284
zero coupon due 02/15/2033 STRIPS	490,000	310,646
zero coupon due 05/15/2033 STRIPS	2,200,000	1,384,578
zero coupon due 08/15/2033 STRIPS	630,000	393,351
zero coupon due 11/15/2033 STRIPS	5,725,000	3,545,349
zero coupon due 02/15/2034 STRIPS	1,765,000	1,083,922
zero coupon due 05/15/2034 STRIPS	8,800,000	5,363,083
zero coupon due 08/15/2034 STRIPS	540,000	326,685
zero coupon due 11/15/2034 STRIPS	630,000	378,280
zero coupon due 02/15/2035 STRIPS	540,000	321,502
zero coupon due 05/15/2035 STRIPS	990,000	585,656
1.75% due 01/15/2028 TIPS(9)	1,390,358	1,518,087
2.50% due 01/15/2029 TIPS(9)	4,417,847	5,192,996
2.50% due 02/15/2045	2,100,000	1,873,430
2.75% due 08/15/2042	1,300,000	1,228,043
2.75% due 11/15/2042	150,000	141,557
2.88% due 05/15/2043	14,027,800	13,520,936
2.88% due 11/15/2046	4,899,000	4,693,854
3.13% due 11/15/2041	1,275,000	1,288,248
3.13% due 02/15/2043	1,950,000	1,965,234
3.50% due 02/15/2039	34,046,000	36,600,780
3.63% due 08/15/2043	3,900,000	4,270,348
3.75% due 11/15/2043	23,000,000	25,695,312
3.88% due 08/15/2040	2,200,000	2,494,250
4.25% due 05/15/2039	270,000	321,553
4.25% due 11/15/2040	400,000	478,062
4.38% due 02/15/2038	1,649,000	1,985,950
4.38% due 11/15/2039	2,200,000	2,667,414

4.38% due 05/15/2040	1,700,000	2,063,309
4.38% due 05/15/2041	1,400,000	1,705,266
4.50% due 02/15/2036	5,483,000	6,635,715
4.50% due 05/15/2038	450,000	551,250
4.50% due 08/15/2039	2,250,000	2,770,664
5.00% due 05/15/2037	4,000,000	5,165,000
5.25% due 11/15/2028	90,000	108,763

		250,506,538

United States Treasury Notes — 12.9%
zero coupon due 05/15/2019 STRIPS	735,000	717,925
zero coupon due 11/15/2019 STRIPS	5,040,000	4,855,755
zero coupon due 02/15/2020 STRIPS	3,790,000	3,627,562
0.13% due 04/15/2019 TIPS(9)	764,964	761,468
0.13% due 01/15/2022 TIPS(9)	4,267,767	4,196,579
0.75% due 08/15/2019	1,300,000	1,273,238
1.00% due 11/30/2018	8,909,000	8,851,927
1.38% due 09/30/2019	21,975,000	21,659,109
1.38% due 01/15/2020 TIPS(9)	2,095,275	2,129,699
1.38% due 08/31/2023	3,500,000	3,250,488
1.50% due 02/28/2023	2,000,000	1,884,141
1.63% due 06/30/2019	34,633,000	34,350,254
1.63% due 12/31/2019	7,000,000	6,906,758
1.75% due 11/30/2021	30,578,000	29,586,604
1.75% due 09/30/2022	36,134,000	34,619,477
1.75% due 01/31/2023	4,000,000	3,817,031
1.75% due 05/15/2023	500,000	475,410
2.00% due 02/28/2021	540,000	530,888
2.00% due 10/31/2021	9,500,000	9,280,313
2.00% due 07/31/2022	3,450,000	3,347,309
2.00% due 11/15/2026	1,393,000	1,295,000
2.13% due 06/30/2022	1,000,000	976,055
2.25% due 10/31/2024	1,000,000	962,539
2.50% due 08/15/2023	2,000,000	1,969,063
2.63% due 08/15/2020	12,000,000	12,020,625
2.63% due 11/15/2020	270,000	270,253
2.75% due 02/15/2019(15)	56,202,000	56,428,125
2.75% due 11/15/2023	600,000	597,586

		250,641,181

Total U.S. Government Treasuries (cost $518,043,608)		501,147,719

MUNICIPAL BONDS & NOTES — 0.7%
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	4,339,585
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	241,670
Oklahoma Development Finance Authority
Revenue Bonds 5.45% due 08/15/2028	1,578,000	1,654,202
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,463,025
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,069,765
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	513,407
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,097,682

Total Municipal Bonds & Notes (cost $13,327,155)		13,379,336

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	446,836

Regional Authority — 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	643,188

Sovereign — 0.6%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	308,593
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,095,990
Republic of Argentina Senior Bonds 6.88% due 01/11/2048	3,964,000	3,522,014
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	199,500
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	320,280
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	126,750
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	193,140
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	63,261
Republic of South Africa Senior Notes 4.85% due 09/27/2027	2,505,000	2,426,233
United Mexican States Senior Notes 3.75% due 01/11/2028	1,347,000	1,269,548
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	199,400
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	366,200
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,015,200

		11,106,109

Total Foreign Government Obligations (cost $13,060,616)		12,196,133

LOANS (3)(7)(10)(11)(12) — 0.1%
Finance-Other Services — 0.1%
ACRE TL 2017 LLC FRS
BTL-A 6.51% (1 ML+4.60%) due 12/15/2020	1,475,000	1,475,000

Lila Mexican Holdings LLC FRS BTL-B 4.91% (1 ML + 3.00%) due 08/11/2022	447,609	442,542

Total Loans (cost $1,915,060)		1,917,542

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.3%
BPCE SA 12.50% due 09/30/2019*(14)	2,056,000	2,295,010
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(14)	3,380,000	3,253,250

		5,548,260

Diversified Banking Institutions — 0.6%
Bank of America Corp. Series FF 5.88% due 03/15/2028(14)	2,659,000	2,653,682
Bank of America Corp. Series AA 6.10% due 03/17/2025(14)	3,392,000	3,514,960
Bank of America Corp. Series Z 6.50% due 10/23/2024(14)	2,200,000	2,332,000
Royal Bank of Scotland Group PLC 7.50% due 08/10/2020(14)	1,852,000	1,945,063
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(14)	531,000	580,782

		11,026,487

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(14)	316,000	300,200

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(14)	180,000	180,675

Pipelines — 0.0%
Enbridge, Inc. Sub. Notes 6.25% due 03/01/2078	200,000	195,144

Total Preferred Securities/Capital Securities (cost $17,201,872)		17,250,766

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(1)(3)(7) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,979,651,992)		1,925,385,456

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.0%
State Street Institutional Liquid Reserves Fund Trust Class 1.87%(13)	18,423,648	18,421,806

U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 1.41% due 05/01/2018	4,129,000	4,129,000

Total Short-Term Investment Securities (cost $22,550,506)		22,550,806

TOTAL INVESTMENTS (cost $2,002,202,498)	99.8%	1,947,936,262
Other assets less liabilities	0.2	3,924,236

NET ASSETS	100.0%	$1,951,860,498

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $340,728,821 representing 17.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Collateralized Loan Obligation
(3)	Illiquid security. At April 30, 2018, the aggregate value of these securities was $69,144,338 representing 3.5% of net assets.
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2018.
(7)	Securities classified as Level 3 (see Note 1).
(8)	Interest Only
(9)	Principal amount of security is adjusted for inflation.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	The rate shown is the 7-day yield as of April 30, 2018.
(14)	Perpetual maturity - maturity date reflects the next call date.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

BTL  — Bank Term Loan

CLO  — Collateralized Loan Obligation

REMIC  — Real Estate Mortgage Investment Conduit

STRIPS  — Separate Trading of Registered Interest and Principal Securities

TIPS  — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID	— United States Agency for International Development
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
115	Long	U.S. Treasury Ultra Bonds	June 2018	18,087,036	18,069,375	(17,661)
227	Long	U.S. Treasury 2 Year Notes	June 2018	48,249,129	48,134,641	(114,488)
281	Short	U.S. Treasury Ultra 10 Year Notes	June 2018	36,015,277	35,937,266	78,011

						$(54,138)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$296,539,832	$11,382,747	$307,922,579
U.S. Corporate Bonds & Notes	—	506,517,402	—	506,517,402
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	24,896	24,896
Other Industries	—	133,731,788	—	133,731,788
U.S. Government Agencies	—	431,297,295	—	431,297,295
U.S. Government Treasuries	—	501,147,719	—	501,147,719
Municipal Bonds & Notes	—	13,379,336	—	13,379,336
Foreign Government Obligations	—	12,196,133	—	12,196,133
Loans	—	—	1,917,542	1,917,542
Preferred Securities/Capital Securities	—	17,250,766	—	17,250,766
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	18,421,806	—	—	18,421,806
U.S. Government Agencies	—	4,129,000	—	4,129,000

Total Investments at Value	$18,421,806	$1,916,189,271	$13,325,185	$1,947,936,262

Other Financial Instruments:+
Futures Contracts	$78,011	$—	$—	$78,011

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$132,149	$—	$—	$132,149

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.9%
Aerospace/Defense-Equipment — 0.9%
HEICO Corp., Class A	45,856	$3,308,510

Airlines — 0.6%
Southwest Airlines Co.	39,246	2,073,366

Apparel Manufacturers — 0.9%
Gildan Activewear, Inc.	110,094	3,207,038

Applications Software — 3.6%
Red Hat, Inc.†	39,800	6,489,788
ServiceNow, Inc.†	38,400	6,379,776

		12,869,564

Auto-Cars/Light Trucks — 0.3%
Tesla, Inc.†	3,300	969,870

Auto/Truck Parts & Equipment-Original — 2.0%
Aptiv PLC	34,300	2,901,094
WABCO Holdings, Inc.†	33,300	4,295,367

		7,196,461

Banks-Commercial — 1.8%
East West Bancorp, Inc.	56,600	3,770,692
First Republic Bank	29,100	2,702,517

		6,473,209

Banks-Super Regional — 1.0%
Comerica, Inc.	36,600	3,461,628

Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	31,300	1,721,500

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.	58,600	3,204,834

Building Products-Air & Heating — 1.4%
Lennox International, Inc.	26,783	5,179,029

Building Products-Cement — 2.0%
Eagle Materials, Inc.	30,700	3,038,072
Vulcan Materials Co.	37,200	4,154,868

		7,192,940

Building-Mobile Home/Manufactured Housing — 0.8%
Thor Industries, Inc.	25,900	2,749,026

Commercial Services-Finance — 6.1%
Global Payments, Inc.	66,100	7,472,605
S&P Global, Inc.	34,100	6,431,260
Square, Inc., Class A†	46,700	2,210,778
Worldpay, Inc., Class A†	69,900	5,677,278

		21,791,921

Computer Aided Design — 1.0%
Autodesk, Inc.†	28,700	3,613,330

Computer Services — 1.3%
DXC Technology Co.	44,400	4,575,864

Computer Software — 1.4%
Splunk, Inc.†	49,400	5,070,910

Consulting Services — 1.2%
Gartner, Inc.†	35,500	4,305,795

Data Processing/Management — 1.2%
DocuSign, Inc.†	11,500	444,245
Fiserv, Inc.†	53,000	3,755,580

		4,199,825

Distribution/Wholesale — 1.8%
Fastenal Co.	58,400	2,919,416
LKQ Corp.†	111,200	3,449,424

		6,368,840

Diversified Manufacturing Operations — 1.0%
Parker-Hannifin Corp.	21,700	3,572,254

Drug Delivery Systems — 0.8%
DexCom, Inc.†	37,800	2,766,204

E-Commerce/Products — 0.4%
Wayfair, Inc., Class A†	25,200	1,569,960

E-Commerce/Services — 0.7%
GrubHub, Inc.†	25,000	2,528,500

Electronic Components-Misc. — 0.8%
Corning, Inc.	108,500	2,931,670

Electronic Components-Semiconductors — 2.6%
Broadcom, Inc.	9,400	2,156,548
Cavium, Inc.†	56,800	4,260,568
IPG Photonics Corp.†	13,000	2,769,390

		9,186,506

Electronic Connectors — 1.4%
Amphenol Corp., Class A	59,800	5,005,858

Electronic Measurement Instruments — 1.2%
Fortive Corp.	62,100	4,366,251

Enterprise Software/Service — 4.2%
Guidewire Software, Inc.†	31,900	2,699,378
Paycom Software, Inc.†	22,100	2,524,041
Tyler Technologies, Inc.†	14,600	3,196,232
Veeva Systems, Inc., Class A†	42,700	2,994,551
Workday, Inc., Class A†	29,300	3,657,812

		15,072,014

Entertainment Software — 1.7%
Electronic Arts, Inc.†	31,100	3,669,178
Take-Two Interactive Software, Inc.†	23,892	2,382,271

		6,051,449

Finance-Investment Banker/Broker — 1.6%
TD Ameritrade Holding Corp.	97,800	5,681,202

Finance-Other Services — 1.2%
Nasdaq, Inc.	48,200	4,257,024

Gambling (Non-Hotel) — 0.8%
Red Rock Resorts, Inc., Class A	90,700	2,738,233

Hotels/Motels — 1.5%
Hilton Worldwide Holdings, Inc.	70,066	5,524,004

Industrial Automated/Robotic — 1.0%
Nordson Corp.	27,800	3,575,080

Insurance-Property/Casualty — 1.5%
Progressive Corp.	88,700	5,347,723

Internet Content-Information/News — 0.8%
Spotify Technology SA†	17,100	2,764,557

Internet Security — 2.7%
Palo Alto Networks, Inc.†	36,800	7,084,368
Proofpoint, Inc.†	21,000	2,476,740

		9,561,108

Investment Companies — 0.0%
Oaktree Capital Group LLC	4,246	167,717

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.	11,600	1,912,376

Ameriprise Financial, Inc.	28,400	3,981,964

		5,894,340

Machinery-Construction & Mining — 1.1%
Oshkosh Corp.	52,400	3,781,184

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	18,400	2,343,424

Medical Labs & Testing Services — 0.6%
Teladoc, Inc.†	47,500	2,042,500

Medical-Biomedical/Gene — 5.4%
ACADIA Pharmaceuticals, Inc.†	47,400	749,394
BioMarin Pharmaceutical, Inc.†	19,600	1,636,796
Exact Sciences Corp.†	34,900	1,745,349
Exelixis, Inc.†	98,200	2,044,524
Illumina, Inc.†	28,320	6,823,138
Intercept Pharmaceuticals, Inc.†	24,800	1,686,648
Spark Therapeutics, Inc.†	27,100	2,068,272
Vertex Pharmaceuticals, Inc.†	16,543	2,533,726

		19,287,847

Medical-Drugs — 2.0%
Jazz Pharmaceuticals PLC†	24,946	3,792,790
Zoetis, Inc.	39,700	3,314,156

		7,106,946

Medical-HMO — 0.9%
Centene Corp.†	30,200	3,279,116

Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	65,800	2,341,164

Medical-Wholesale Drug Distribution — 1.6%
AmerisourceBergen Corp.	29,000	2,626,820
Premier, Inc., Class A†	96,700	3,190,133

		5,816,953

Networking Products — 1.2%
Arista Networks, Inc.†	15,700	4,153,435

Non-Hazardous Waste Disposal — 2.9%
Waste Connections, Inc.	143,000	10,338,900

Office Supplies & Forms — 1.1%
Avery Dennison Corp.	37,400	3,919,894

Oil Companies-Exploration & Production — 2.1%
Concho Resources, Inc.†	47,300	7,436,033

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	90,000	4,077,900

Resort/Theme Parks — 0.8%
Vail Resorts, Inc.	12,000	2,751,720

Respiratory Products — 0.6%
ResMed, Inc.	23,700	2,242,968

Retail-Apparel/Shoe — 4.0%
lululemon athletica, Inc.†	41,600	4,151,680
Ross Stores, Inc.	90,900	7,349,265
Tapestry, Inc.	51,200	2,753,024

		14,253,969

Retail-Auto Parts — 1.5%
O’Reilly Automotive, Inc.†	21,000	5,377,470

Retail-Automobile — 1.5%
Copart, Inc.†	102,200	5,220,376

Retail-Perfume & Cosmetics — 0.7%
Ulta Beauty, Inc.†	10,400	2,609,464

Schools — 0.8%
Bright Horizons Family Solutions, Inc.†	28,800	2,732,544

Semiconductor Equipment — 1.8%
Lam Research Corp.	22,500	4,163,850
Teradyne, Inc.	67,900	2,210,145

		6,373,995

Textile-Home Furnishings — 1.3%
Mohawk Industries, Inc.†	22,600	4,743,288

Tools-Hand Held — 1.2%
Stanley Black & Decker, Inc.	31,300	4,431,767

Transport-Truck — 1.9%
Old Dominion Freight Line, Inc.	28,300	3,788,238
XPO Logistics, Inc.†	30,800	2,992,528

		6,780,766

Web Hosting/Design — 1.4%
GoDaddy, Inc., Class A†	80,000	5,164,800

Total Long-Term Investment Securities (cost $276,483,250)		346,703,537

REPURCHASE AGREEMENTS — 4.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 4/30/2018, to be repurchased 05/01/2018 in the amount of $14,179,110 collateralized by $14,705,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $14,466,735. (cost $14,179,000)	$14,179,000	14,179,000

TOTAL INVESTMENTS (cost $290,662,250)	100.9%	360,882,537
Liabilities in excess of other assets	(0.9)	(3,252,464)

NET ASSETS	100.0%	$357,630,073

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$346,703,537	$—	$—	$346,703,537
Repurchase Agreements	—	14,179,000	—	14,179,000

Total Investments at Value	$346,703,537	$14,179,000	$—	$360,882,537

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	32,454	$765,590
Omnicom Group, Inc.	19,438	1,431,803

		2,197,393

Aerospace/Defense — 2.0%
Boeing Co.	46,696	15,575,918
General Dynamics Corp.	23,311	4,692,737
Lockheed Martin Corp.	20,972	6,728,656
Northrop Grumman Corp.	14,695	4,732,378
Raytheon Co.	24,354	4,991,109
Rockwell Collins, Inc.	13,839	1,834,221
TransDigm Group, Inc.	4,098	1,313,696

		39,868,715

Aerospace/Defense-Equipment — 0.5%
Arconic, Inc.	35,862	638,702
Harris Corp.	10,022	1,567,641
L3 Technologies, Inc.	6,603	1,293,396
United Technologies Corp.	62,786	7,543,738

		11,043,477

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	19,689	763,933
Monsanto Co.	37,209	4,664,892
Mosaic Co.	29,592	797,505

		6,226,330

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	47,208	2,142,299

Airlines — 0.4%
Alaska Air Group, Inc.	10,383	674,168
American Airlines Group, Inc.	35,546	1,525,990
Delta Air Lines, Inc.	54,899	2,866,826
Southwest Airlines Co.	45,660	2,412,218
United Continental Holdings, Inc.†	20,428	1,379,707

		8,858,909

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	30,409	561,654
Michael Kors Holdings, Ltd.†	12,837	878,308
PVH Corp.	6,494	1,036,897
Ralph Lauren Corp.	4,677	513,769
Under Armour, Inc., Class A†	15,640	277,766
Under Armour, Inc., Class C†	15,561	238,861
VF Corp.	27,793	2,247,620

		5,754,875

Appliances — 0.0%
Whirlpool Corp.	5,967	924,587

Applications Software — 3.6%
Intuit, Inc.	20,538	3,795,217
Microsoft Corp.	649,964	60,784,633
Red Hat, Inc.†	14,941	2,436,280
salesforce.com, Inc.†	57,923	7,008,104

		74,024,234

Athletic Footwear — 0.4%
NIKE, Inc., Class B	109,558	7,492,672

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	329,423	3,702,715
General Motors Co.	106,592	3,916,190

		7,618,905

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	29,712	1,891,763

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	22,440	1,897,975
BorgWarner, Inc.	16,707	817,641

		2,715,616

Banks-Commercial — 0.6%
BB&T Corp.	65,620	3,464,736
Citizens Financial Group, Inc.	41,137	1,706,774
M&T Bank Corp.	12,677	2,310,637
Regions Financial Corp.	94,759	1,771,993
SVB Financial Group†	4,463	1,337,160
Zions Bancorporation	16,588	908,193

		11,499,493

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	85,236	4,646,215
Northern Trust Corp.	17,959	1,917,123
State Street Corp.	31,035	3,096,672

		9,660,010

Banks-Super Regional — 2.2%
Capital One Financial Corp.	41,049	3,719,860
Comerica, Inc.	14,588	1,379,733
Fifth Third Bancorp	58,566	1,942,634
Huntington Bancshares, Inc.	93,052	1,387,405
KeyCorp	89,536	1,783,557
PNC Financial Services Group, Inc.	39,808	5,796,443
SunTrust Banks, Inc.	39,531	2,640,671
US Bancorp	132,470	6,683,112
Wells Fargo & Co.	370,572	19,254,921

		44,588,336

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	324,089	14,003,886
Dr Pepper Snapple Group, Inc.	15,173	1,820,153
Monster Beverage Corp.†	34,903	1,919,665
PepsiCo, Inc.	120,048	12,117,645

		29,861,349

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	22,078	1,237,251
Constellation Brands, Inc., Class A	14,467	3,372,692

		4,609,943

Brewery — 0.1%
Molson Coors Brewing Co., Class B	15,608	1,111,914

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	13,136	310,667
Discovery Communications, Inc., Class C†	25,779	572,809

		883,476

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,827	701,509

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	78,177	2,647,855

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,301	1,032,476
Vulcan Materials Co.	11,183	1,249,029

		2,281,505

Building Products-Wood — 0.1%
Masco Corp.	26,454	1,001,813

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	28,877	1,274,631
Lennar Corp., Class A	23,051	1,219,167
PulteGroup, Inc.	22,247	675,419

		3,169,217

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	15,704	4,260,338
Comcast Corp., Class A	391,261	12,281,683
DISH Network Corp., Class A†	19,250	645,837

		17,187,858

Casino Hotels — 0.1%
MGM Resorts International	43,028	1,351,940
Wynn Resorts, Ltd.	7,141	1,329,583

		2,681,523

Chemicals-Diversified — 1.0%
DowDuPont, Inc.	197,526	12,491,544
Eastman Chemical Co.	12,068	1,231,901
FMC Corp.	11,339	904,059
LyondellBasell Industries NV, Class A	27,311	2,887,592
PPG Industries, Inc.	21,481	2,274,408

		19,789,504

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,339	905,510
International Flavors & Fragrances, Inc.	6,663	941,215

		1,846,725

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,982	2,567,002

Commercial Services — 0.3%
Cintas Corp.	7,281	1,239,954
Ecolab, Inc.	21,945	3,176,978
Nielsen Holdings PLC	28,299	890,003
Quanta Services, Inc.†	12,978	421,785

		5,728,720

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	37,418	4,418,317
Equifax, Inc.	10,136	1,135,739
Global Payments, Inc.	13,434	1,518,714
H&R Block, Inc.	17,647	487,940
IHS Markit, Ltd.†	30,558	1,501,314
Moody’s Corp.	14,034	2,276,315
PayPal Holdings, Inc.†	95,231	7,105,185
S&P Global, Inc.	21,433	4,042,264
Total System Services, Inc.	13,959	1,173,394
Western Union Co.	38,770	765,707

		24,424,889

Computer Aided Design — 0.3%
ANSYS, Inc.†	7,080	1,144,553
Autodesk, Inc.†	18,593	2,340,859
Cadence Design Systems, Inc.†	23,878	956,553
Synopsys, Inc.†	12,554	1,073,492

		5,515,457

Computer Services — 1.2%
Accenture PLC, Class A	52,055	7,870,716
Cognizant Technology Solutions Corp., Class A	49,635	4,061,136
DXC Technology Co.	24,080	2,481,685
International Business Machines Corp.	72,316	10,482,927

		24,896,464

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,353	1,028,393
Citrix Systems, Inc.†	10,918	1,123,571

		2,151,964

Computers — 3.7%
Apple, Inc.	428,314	70,783,171
Hewlett Packard Enterprise Co.	132,276	2,255,306
HP, Inc.	138,224	2,970,434

		76,008,911

Computers-Memory Devices — 0.2%
NetApp, Inc.	22,616	1,505,774
Seagate Technology PLC	24,043	1,391,849
Western Digital Corp.	25,118	1,979,047

		4,876,670

Consulting Services — 0.1%
Gartner, Inc.†	7,668	930,052
Verisk Analytics, Inc.†	13,094	1,393,856

		2,323,908

Consumer Products-Misc. — 0.2%
Clorox Co.	10,923	1,280,176
Kimberly-Clark Corp.	29,604	3,065,198

		4,345,374

Containers-Metal/Glass — 0.1%
Ball Corp.	29,549	1,184,619

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	7,964	921,355
Sealed Air Corp.	14,129	619,557
WestRock Co.	21,534	1,273,951

		2,814,863

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	73,889	4,819,780
Coty, Inc., Class A	39,858	691,536
Estee Lauder Cos., Inc., Class A	18,956	2,807,194
Procter & Gamble Co.	212,806	15,394,386

		23,712,896

Cruise Lines — 0.2%
Carnival Corp.	34,269	2,161,003
Norwegian Cruise Line Holdings, Ltd.†	17,405	930,645
Royal Caribbean Cruises, Ltd.	14,435	1,561,723

		4,653,371

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	27,956	2,654,981

Fiserv, Inc.†	34,880	2,471,597
Paychex, Inc.	26,985	1,634,482

		6,761,060

Decision Support Software — 0.1%
MSCI, Inc.	7,592	1,137,509

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,088	1,521,087
DENTSPLY SIRONA, Inc.	19,388	975,992

		2,497,079

Diagnostic Equipment — 0.6%
Danaher Corp.	51,818	5,198,382
Thermo Fisher Scientific, Inc.	33,916	7,134,230

		12,332,612

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,354	1,430,279

Dialysis Centers — 0.0%
DaVita, Inc.†	12,291	771,752

Distribution/Wholesale — 0.2%
Fastenal Co.	24,281	1,213,807
LKQ Corp.†	26,132	810,615
WW Grainger, Inc.	4,310	1,212,618

		3,237,040

Diversified Banking Institutions — 4.1%
Bank of America Corp.	807,597	24,163,302
Citigroup, Inc.	216,948	14,811,040
Goldman Sachs Group, Inc.	29,823	7,107,716
JPMorgan Chase & Co.	289,703	31,513,892
Morgan Stanley	116,467	6,012,027

		83,607,977

Diversified Manufacturing Operations — 1.7%
3M Co.	50,268	9,771,596
A.O. Smith Corp.	12,279	753,317
Dover Corp.	13,035	1,208,344
Eaton Corp. PLC	37,159	2,788,040
General Electric Co.	732,924	10,312,241
Illinois Tool Works, Inc.	25,948	3,685,135
Ingersoll-Rand PLC	21,092	1,769,408
Parker-Hannifin Corp.	11,231	1,848,847
Pentair PLC	13,983	940,776
Textron, Inc.	22,097	1,373,108

		34,450,812

Drug Delivery Systems — 0.1%
Nektar Therapeutics†	13,584	1,136,437

E-Commerce/Products — 2.7%
Amazon.com, Inc.†	33,918	53,119,997
eBay, Inc.†	79,453	3,009,680

		56,129,677

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	4,117	8,966,826
Cars.com, Inc.†	1	29
Expedia Group, Inc.	10,328	1,189,166
TripAdvisor, Inc.†	9,160	342,767

		10,498,788

Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,528	1,363,054
Emerson Electric Co.	53,589	3,558,846

		4,921,900

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	36,384	921,607
PPL Corp.	58,587	1,704,882
Sempra Energy	21,553	2,409,625

		5,036,114

Electric-Integrated — 2.3%
AES Corp.	55,754	682,429
Alliant Energy Corp.	19,530	838,814
Ameren Corp.	20,482	1,200,655
American Electric Power Co., Inc.	41,532	2,906,409
CMS Energy Corp.	23,840	1,125,010
Consolidated Edison, Inc.	26,202	2,099,566
Dominion Energy, Inc.	54,997	3,660,600
DTE Energy Co.	15,143	1,596,072
Duke Energy Corp.	59,097	4,737,216
Edison International	27,503	1,801,997
Entergy Corp.	15,259	1,244,982
Eversource Energy	26,749	1,611,627
Exelon Corp.	81,461	3,232,372
FirstEnergy Corp.	37,737	1,298,153
NextEra Energy, Inc.	39,708	6,508,538
PG&E Corp.	43,470	2,003,967
Pinnacle West Capital Corp.	9,437	759,679
Public Service Enterprise Group, Inc.	42,609	2,222,059
SCANA Corp.	12,041	442,748
Southern Co.	85,102	3,924,904
WEC Energy Group, Inc.	26,636	1,712,162
Xcel Energy, Inc.	42,887	2,008,827

		47,618,786

Electronic Components-Misc. — 0.1%
Corning, Inc.	73,360	1,982,187
Garmin, Ltd.	9,338	547,861

		2,530,048

Electronic Components-Semiconductors — 2.9%
Advanced Micro Devices, Inc.†	69,535	756,541
Broadcom, Inc.	34,651	7,949,632
Intel Corp.	395,054	20,392,688
IPG Photonics Corp.†	3,194	680,418
Microchip Technology, Inc.	19,782	1,654,962
Micron Technology, Inc.†	97,608	4,488,016
NVIDIA Corp.	51,070	11,485,643
Qorvo, Inc.†	10,678	719,697
Skyworks Solutions, Inc.	15,404	1,336,451
Texas Instruments, Inc.	83,045	8,423,254
Xilinx, Inc.	21,510	1,381,802

		59,269,104

Electronic Connectors — 0.2%
Amphenol Corp., Class A	25,787	2,158,630

TE Connectivity, Ltd.	29,646	2,720,020

		4,878,650

Electronic Forms — 0.5%
Adobe Systems, Inc.†	41,496	9,195,514

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	27,242	1,790,889
FLIR Systems, Inc.	11,727	627,981
Fortive Corp.	25,853	1,817,724

		4,236,594

Electronic Security Devices — 0.0%
Allegion PLC	8,035	620,141

Engineering/R&D Services — 0.1%
Fluor Corp.	11,810	696,199
Jacobs Engineering Group, Inc.	10,165	590,485

		1,286,684

Engines-Internal Combustion — 0.1%
Cummins, Inc.	13,147	2,101,679

Enterprise Software/Service — 0.6%
CA, Inc.	26,395	918,546
Oracle Corp.	255,089	11,649,915

		12,568,461

Entertainment Software — 0.4%
Activision Blizzard, Inc.	64,039	4,248,988
Electronic Arts, Inc.†	25,892	3,054,738
Take-Two Interactive Software, Inc.†	9,657	962,899

		8,266,625

Finance-Consumer Loans — 0.1%
Navient Corp.	22,202	294,398
Synchrony Financial	60,322	2,000,881

		2,295,279

Finance-Credit Card — 2.1%
Alliance Data Systems Corp.	4,073	827,023
American Express Co.	60,814	6,005,382
Discover Financial Services	29,946	2,133,653
Mastercard, Inc., Class A	77,926	13,891,868
Visa, Inc., Class A	152,165	19,306,695

		42,164,621

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	101,157	5,632,422
E*TRADE Financial Corp.†	22,482	1,364,208
Raymond James Financial, Inc.	10,940	981,865

		7,978,495

Finance-Other Services — 0.5%
CBOE Holdings, Inc.	9,514	1,015,905
CME Group, Inc.	28,733	4,530,620
Intercontinental Exchange, Inc.	49,153	3,561,626
Nasdaq, Inc.	9,842	869,245

		9,977,396

Food-Confectionery — 0.1%
Hershey Co.	11,891	1,093,259
J.M. Smucker Co.	9,588	1,093,799

		2,187,058

Food-Meat Products — 0.1%
Hormel Foods Corp.	22,799	826,464
Tyson Foods, Inc., Class A	25,121	1,760,982

		2,587,446

Food-Misc./Diversified — 0.7%
Campbell Soup Co.	16,240	662,267
Conagra Brands, Inc.	33,821	1,253,744
General Mills, Inc.	48,035	2,101,051
Kellogg Co.	21,014	1,237,725
Kraft Heinz Co.	50,416	2,842,454
McCormick & Co., Inc.	10,222	1,077,501
Mondelez International, Inc., Class A	125,550	4,959,225

		14,133,967

Food-Retail — 0.1%
Kroger Co.	74,399	1,874,111

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,532	2,534,871

Gas-Distribution — 0.0%
NiSource, Inc.	28,482	694,676

Gold Mining — 0.1%
Newmont Mining Corp.	45,032	1,769,307

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	7,221	423,945

Home Decoration Products — 0.1%
Newell Brands, Inc.	40,957	1,131,642

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,163	452,660

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	23,903	1,884,512
Marriott International, Inc., Class A	25,345	3,464,155
Wyndham Worldwide Corp.	8,418	961,420

		6,310,087

Human Resources — 0.0%
Robert Half International, Inc.	10,489	637,207

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,472	789,632

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,787	1,774,785

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	18,481	2,999,281
Praxair, Inc.	24,238	3,696,780

		6,696,061

Instruments-Controls — 0.5%
Honeywell International, Inc.	63,479	9,184,142
Mettler-Toledo International, Inc.†	2,150	1,203,849

		10,387,991

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,328	684,302
Waters Corp.†	6,650	1,252,927

		1,937,229

Insurance Brokers — 0.5%
Aon PLC	20,781	2,960,669
Arthur J. Gallagher & Co.	15,315	1,071,897
Marsh & McLennan Cos., Inc.	42,850	3,492,275
Willis Towers Watson PLC	11,154	1,656,480

		9,181,321

Insurance-Life/Health — 0.6%
Aflac, Inc.	65,788	2,997,959
Brighthouse Financial, Inc.†	8,088	410,709
Lincoln National Corp.	18,424	1,301,471
Principal Financial Group, Inc.	22,739	1,346,604
Prudential Financial, Inc.	35,622	3,787,331
Torchmark Corp.	8,956	776,843
Unum Group	18,677	903,593

		11,524,510

Insurance-Multi-line — 1.0%
Allstate Corp.	29,921	2,926,872
American International Group, Inc.	75,884	4,249,504
Assurant, Inc.	4,430	411,193
Chubb, Ltd.	39,175	5,314,872
Cincinnati Financial Corp.	12,597	886,073
Hartford Financial Services Group, Inc.	30,134	1,622,415
Loews Corp.	22,761	1,194,042
MetLife, Inc.	87,506	4,171,411

		20,776,382

Insurance-Property/Casualty — 1.9%
Berkshire Hathaway, Inc., Class B†	162,463	31,473,957
Progressive Corp.	49,154	2,963,495
Travelers Cos., Inc.	22,912	3,015,219
XL Group, Ltd.	21,687	1,205,580

		38,658,251

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,447	802,013

Internet Content-Entertainment — 2.3%
Facebook, Inc., Class A†	202,247	34,786,484
Netflix, Inc.†	36,631	11,445,722

		46,232,206

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,220	851,330

Internet Security — 0.1%
Symantec Corp.	52,335	1,454,390

Investment Companies — 0.0%
Leucadia National Corp.	26,465	636,219

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	4,600	758,356
Ameriprise Financial, Inc.	12,352	1,731,874
BlackRock, Inc.	10,446	5,447,589
Franklin Resources, Inc.	27,477	924,326
Invesco, Ltd.	34,369	995,670
T. Rowe Price Group, Inc.	20,647	2,350,042

		12,207,857

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	3,559	426,261

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	50,448	7,282,673

Machinery-Farming — 0.2%
Deere & Co.	27,332	3,698,840

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,680	2,293,169

Machinery-Pumps — 0.1%
Flowserve Corp.	11,041	490,331
Xylem, Inc.	15,185	1,106,986

		1,597,317

Medical Information Systems — 0.1%
Cerner Corp.†	26,672	1,553,644

Medical Instruments — 0.9%
Boston Scientific Corp.†	116,061	3,333,272
Edwards Lifesciences Corp.†	17,729	2,257,966
Intuitive Surgical, Inc.†	9,480	4,178,594
Medtronic PLC	114,402	9,167,032

		18,936,864

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	12,305	1,178,327
Laboratory Corp. of America Holdings†	8,602	1,468,791
Quest Diagnostics, Inc.	11,450	1,158,740

		3,805,858

Medical Products — 1.3%
Abbott Laboratories	146,930	8,541,041
Baxter International, Inc.	41,947	2,915,317
Becton Dickinson and Co.	22,474	5,211,046
Cooper Cos., Inc.	4,138	946,402
Henry Schein, Inc.†	12,974	986,024
Hologic, Inc.†	23,343	905,475
Stryker Corp.	27,197	4,607,716
Varian Medical Systems, Inc.†	7,707	890,852
Zimmer Biomet Holdings, Inc.	17,148	1,974,935

		26,978,808

Medical-Biomedical/Gene — 1.9%
Alexion Pharmaceuticals, Inc.†	18,713	2,201,210
Amgen, Inc.	56,427	9,845,383
Biogen, Inc.†	17,859	4,886,223
Celgene Corp.†	63,494	5,530,328
Gilead Sciences, Inc.	110,579	7,987,121
Illumina, Inc.†	12,409	2,989,700
Incyte Corp.†	14,830	918,570
Regeneron Pharmaceuticals, Inc.†	6,519	1,979,690
Vertex Pharmaceuticals, Inc.†	21,432	3,282,525

		39,620,750

Medical-Drugs — 4.6%
AbbVie, Inc.	134,563	12,992,058
Allergan PLC	27,883	4,284,223
Bristol-Myers Squibb Co.	137,812	7,184,139
Eli Lilly & Co.	81,385	6,597,882
Johnson & Johnson	226,472	28,646,443
Merck & Co., Inc.	227,594	13,398,459
Pfizer, Inc.	502,500	18,396,525
Zoetis, Inc.	41,134	3,433,866

		94,933,595

Medical-Generic Drugs — 0.1%
Mylan NV†	43,454	1,684,277
Perrigo Co. PLC	11,057	863,994

		2,548,271

Medical-HMO — 1.9%
Aetna, Inc.	27,598	4,941,422
Anthem, Inc.	21,586	5,094,080
Centene Corp.†	14,645	1,590,154
Cigna Corp.	20,502	3,522,654
Humana, Inc.	11,622	3,418,960
UnitedHealth Group, Inc.	81,684	19,310,097

		37,877,367

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	10,213	379,617
HCA Healthcare, Inc.	23,629	2,262,240
Universal Health Services, Inc., Class B	7,343	838,571

		3,480,428

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	13,722	1,242,939
Cardinal Health, Inc.	26,565	1,704,676
McKesson Corp.	17,418	2,720,866

		5,668,481

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	113,662	1,728,799

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,216	584,704

Multimedia — 1.2%
Time Warner, Inc.	65,830	6,240,684
Twenty-First Century Fox, Inc., Class A	88,972	3,252,816
Twenty-First Century Fox, Inc., Class B	37,073	1,337,223
Viacom, Inc., Class B	29,790	898,467
Walt Disney Co.	126,930	12,734,887

		24,464,077

Networking Products — 0.9%
Cisco Systems, Inc.	406,662	18,011,060

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,012	1,229,696
Waste Management, Inc.	33,679	2,737,766

		3,967,462

Office Automation & Equipment — 0.0%
Xerox Corp.	18,058	567,924

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,422	777,900

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,190	639,165

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	43,500	2,928,420
Apache Corp.	32,199	1,318,549
Cabot Oil & Gas Corp.	38,896	930,003
Cimarex Energy Co.	8,056	810,353
Concho Resources, Inc.†	12,583	1,978,173
ConocoPhillips	99,150	6,494,325
Devon Energy Corp.	44,410	1,613,415
EOG Resources, Inc.	48,845	5,772,014
EQT Corp.	20,667	1,037,277
Hess Corp.	22,606	1,288,316
Marathon Oil Corp.	71,723	1,308,945
Newfield Exploration Co.†	16,859	502,398
Noble Energy, Inc.	41,548	1,405,569
Occidental Petroleum Corp.	64,589	4,990,146
Pioneer Natural Resources Co.	14,376	2,897,483
Range Resources Corp.	19,092	264,424

		35,539,810

Oil Companies-Integrated — 2.4%
Chevron Corp.	161,251	20,174,112
Exxon Mobil Corp.	357,681	27,809,698

		47,983,810

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	32,081	1,240,572

Oil Refining & Marketing — 0.6%
Andeavor	11,941	1,651,679
Marathon Petroleum Corp.	40,045	2,999,771
Phillips 66	35,441	3,944,938
Valero Energy Corp.	36,566	4,056,266

		12,652,654

Oil-Field Services — 0.7%
Baker Hughes a GE Co., LLC	35,672	1,288,116
Halliburton Co.	73,654	3,902,925
Schlumberger, Ltd.	116,822	8,009,316
TechnipFMC PLC	37,010	1,219,850

		14,420,207

Paper & Related Products — 0.1%
International Paper Co.	34,858	1,797,278

Pharmacy Services — 0.5%
CVS Health Corp.	85,640	5,980,241
Express Scripts Holding Co.†	47,638	3,606,197

		9,586,438

Pipelines — 0.3%
Kinder Morgan, Inc.	160,150	2,533,573
ONEOK, Inc.	34,663	2,087,406
Williams Cos., Inc.	69,837	1,796,906

		6,417,885

Publishing-Newspapers — 0.0%
News Corp., Class A	32,330	516,633
News Corp., Class B	10,279	167,034

		683,667

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	8,546	1,064,575
American Tower Corp.	37,214	5,074,501
Apartment Investment & Management Co., Class A	13,281	539,209
AvalonBay Communities, Inc.	11,656	1,899,928
Boston Properties, Inc.	13,028	1,581,729
Crown Castle International Corp.	35,004	3,530,853
Digital Realty Trust, Inc.	17,342	1,832,876
Duke Realty Corp.	30,135	816,659
Equinix, Inc.	6,688	2,814,244
Equity Residential	31,078	1,917,823
Essex Property Trust, Inc.	5,574	1,336,032

Extra Space Storage, Inc.	10,639	953,148
Federal Realty Investment Trust	6,178	715,721
GGP, Inc.	53,318	1,065,827
HCP, Inc.	39,627	925,687
Host Hotels & Resorts, Inc.	61,969	1,212,114
Iron Mountain, Inc.	23,757	806,313
Kimco Realty Corp.	35,914	521,112
Macerich Co.	9,155	527,511
Mid-America Apartment Communities, Inc.	9,592	877,284
Prologis, Inc.	44,997	2,920,755
Public Storage	12,647	2,551,912
Realty Income Corp.	23,991	1,211,785
Regency Centers Corp.	12,543	738,156
SBA Communications Corp.†	9,835	1,575,862
Simon Property Group, Inc.	26,266	4,106,426
SL Green Realty Corp.	7,625	745,268
UDR, Inc.	22,636	818,291
Ventas, Inc.	30,067	1,546,045
Vornado Realty Trust	14,594	992,830
Welltower, Inc.	31,263	1,670,695
Weyerhaeuser Co.	63,751	2,344,762

		51,235,933

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	25,506	1,155,677

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	7,134	1,070,100

Respiratory Products — 0.1%
ResMed, Inc.	12,065	1,141,832

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	10,231	440,752
Gap, Inc.	18,389	537,694
L Brands, Inc.	20,729	723,649
Ross Stores, Inc.	32,258	2,608,059
Tapestry, Inc.	24,048	1,293,061

		5,603,215

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,245	714,740
AutoZone, Inc.†	2,300	1,436,396
Genuine Parts Co.	12,386	1,093,932
O’Reilly Automotive, Inc.†	7,063	1,808,622

		5,053,690

Retail-Automobile — 0.1%
CarMax, Inc.†	15,266	954,125

Retail-Building Products — 1.2%
Home Depot, Inc.	98,573	18,216,290
Lowe’s Cos., Inc.	70,060	5,775,046

		23,991,336

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	21,468	1,642,946

Retail-Discount — 1.3%
Costco Wholesale Corp.	37,066	7,307,933
Dollar General Corp.	21,777	2,102,134
Dollar Tree, Inc.†	20,014	1,919,142
Target Corp.	45,885	3,331,251
Walmart, Inc.	122,531	10,839,092

		25,499,552

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	71,918	4,778,951

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,562	718,216

Retail-Jewelry — 0.0%
Tiffany & Co.	8,602	884,544

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	9,868	498,926
TJX Cos., Inc.	53,375	4,528,869

		5,027,795

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,891	1,227,201

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,182	880,986
Macy’s, Inc.	25,729	799,400

		1,680,386

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,075	878,410
Darden Restaurants, Inc.	10,428	968,344
McDonald’s Corp.	67,293	11,267,540
Starbucks Corp.	118,627	6,829,356
Yum! Brands, Inc.	28,068	2,444,723

		22,388,373

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	20,287	509,407

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	29,301	535,915

Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	31,216	2,726,717
QUALCOMM, Inc.	124,962	6,374,312

		9,101,029

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	88,692	4,405,332
KLA-Tencor Corp.	13,221	1,345,104
Lam Research Corp.	13,755	2,545,500

		8,295,936

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,833	932,224

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,592	951,350

Steel-Producers — 0.1%
Nucor Corp.	26,836	1,653,634

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	29,018	713,553

Telephone-Integrated — 1.7%
AT&T, Inc.	518,297	16,948,312
CenturyLink, Inc.	82,117	1,525,734

Verizon Communications, Inc.	348,455	17,196,254

		35,670,300

Television — 0.1%
CBS Corp., Class B	29,135	1,433,442

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,340	1,120,759

Tobacco — 1.0%
Altria Group, Inc.	160,423	9,001,335
Philip Morris International, Inc.	131,106	10,750,692

		19,752,027

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,788	695,457
Stanley Black & Decker, Inc.	12,945	1,832,883

		2,528,340

Toys — 0.1%
Hasbro, Inc.	9,539	840,290
Mattel, Inc.	29,032	429,674

		1,269,964

Transport-Rail — 0.9%
CSX Corp.	74,894	4,447,955
Kansas City Southern	8,699	927,574
Norfolk Southern Corp.	23,987	3,441,415
Union Pacific Corp.	66,447	8,879,313

		17,696,257

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,797	1,085,678
Expeditors International of Washington, Inc.	14,902	951,641
FedEx Corp.	20,804	5,142,749
United Parcel Service, Inc., Class B	58,098	6,594,123

		13,774,191

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,226	848,549

Water — 0.1%
American Water Works Co., Inc.	15,072	1,304,934

Web Hosting/Design — 0.0%
VeriSign, Inc.†	7,051	827,928

Web Portals/ISP — 2.5%
Alphabet, Inc., Class A†	25,197	25,665,160
Alphabet, Inc., Class C†	25,692	26,137,243

		51,802,403

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,675	1,501,925

Total Long-Term Investment Securities (cost $1,361,247,386)		1,905,114,857

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.78% due 08/16/2018(1)	$2,900,000	2,884,008
1.83% due 08/30/2018(1)	3,700,000	3,676,808
Total Short-Term Investment Securities (cost $6,561,887)		6,560,816

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28% dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $30,020,233 and collateralized by $30,775,000 of United States Treasury Notes, bearing interest at 2.75% due 02/28/2025 and having an approximate value of $30,621,125. (cost $30,020,000)	30,020,000	30,020,000

TOTAL INVESTMENTS (cost $1,397,829,273)	95.0%	1,941,695,673
Other assets less liabilities	5.0	102,802,515

NET ASSETS	100.0%	$2,044,498,188

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1032	Long	S&P 500 E-Mini Index	June 2018	138,961,461	136,585,200	$(2,376,261)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,905,114,857	$—	$—	$1,905,114,857
Short-Term Investment Securities	—	6,560,816	—	6,560,816
Repurchase Agreements	—	30,020,000	—	30,020,000

Total Investments at Value	$1,905,114,857	$36,580,816	$—	$1,941,695,673

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,376,261	$—	$—	$2,376,261

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward,

swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	66,300	$1,564,017
Omnicom Group, Inc.	29,700	2,187,702

		3,751,719

Aerospace/Defense — 0.1%
Spirit AeroSystems Holdings, Inc., Class A	19,700	1,583,289

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	129,200	15,523,380

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	96,400	4,374,632

Airlines — 1.3%
American Airlines Group, Inc.	81,600	3,503,088
Delta Air Lines, Inc.	121,800	6,360,396
JetBlue Airways Corp.†	49,600	951,824
Southwest Airlines Co.	101,400	5,356,962
United Continental Holdings, Inc.†	36,200	2,444,948

		18,617,218

Apparel Manufacturers — 0.3%
Carter’s, Inc.	7,300	732,336
Michael Kors Holdings, Ltd.†	17,300	1,183,666
PVH Corp.	13,200	2,107,644
Ralph Lauren Corp.	9,500	1,043,575

		5,067,221

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.	672,500	7,558,900
General Motors Co.	243,000	8,927,820

		16,486,720

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	60,700	3,864,769

Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	24,200	943,558
Aptiv PLC	43,300	3,662,314
BorgWarner, Inc.	36,200	1,771,628
Lear Corp.	12,300	2,299,731

		8,677,231

Banks-Commercial — 2.2%
BB&T Corp.	134,200	7,085,760
BOK Financial Corp.	11,300	1,137,684
CIT Group, Inc.	22,600	1,196,670
Citizens Financial Group, Inc.	83,900	3,481,011
Commerce Bancshares, Inc.	17,307	1,099,341
Cullen/Frost Bankers, Inc.	11,000	1,258,950
East West Bancorp, Inc.	24,900	1,658,838
M&T Bank Corp.	25,900	4,720,793
Prosperity Bancshares, Inc.	11,900	854,063
Regions Financial Corp.	205,000	3,833,500
Synovus Financial Corp.	19,700	1,029,719
Umpqua Holdings Corp.	28,800	678,528
Webster Financial Corp.	15,800	951,002
Western Alliance Bancorp†	13,600	802,128
Zions Bancorporation	34,000	1,861,500

		31,649,487

Banks-Fiduciary — 1.3%
Bank of New York Mellon Corp.	174,800	9,528,348
Northern Trust Corp.	33,000	3,522,750
State Street Corp.	63,300	6,316,074

		19,367,172

Banks-Super Regional — 6.5%
Capital One Financial Corp.	77,700	7,041,174
Comerica, Inc.	25,200	2,383,416
Fifth Third Bancorp	124,700	4,136,299
Huntington Bancshares, Inc.	184,800	2,755,368
KeyCorp	182,900	3,643,368
PNC Financial Services Group, Inc.	81,600	11,881,776
SunTrust Banks, Inc.	80,800	5,397,440
US Bancorp	284,900	14,373,205
Wells Fargo & Co.	843,100	43,807,476

		95,419,522

Building & Construction Products-Misc. — 0.1%
Owens Corning	19,300	1,263,957

Building Products-Wood — 0.1%
Masco Corp.	33,520	1,269,402

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	8,500	902,190

Building-Residential/Commercial — 0.3%
NVR, Inc.†	670	2,077,000
PulteGroup, Inc.	50,800	1,542,288
Toll Brothers, Inc.	26,500	1,117,240

		4,736,528

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	65,410	2,053,220

Chemicals-Diversified — 1.5%
Celanese Corp., Series A	23,500	2,553,745
Eastman Chemical Co.	24,700	2,521,376
Huntsman Corp.	37,400	1,113,398
LyondellBasell Industries NV, Class A	83,100	8,786,163
PPG Industries, Inc.	43,100	4,563,428
Westlake Chemical Corp.	20,800	2,224,976

		21,763,086

Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	9,000	595,620
Chemours Co.	31,900	1,544,279

		2,139,899

Coatings/Paint — 0.1%
RPM International, Inc.	19,400	937,020

Commercial Services-Finance — 0.1%
Western Union Co.	79,200	1,564,200

Computer Services — 1.6%
International Business Machines Corp.	159,600	23,135,616

Computers — 5.4%
Apple, Inc.	419,600	69,343,096
Hewlett Packard Enterprise Co.	203,000	3,461,150
HP, Inc.	283,700	6,096,713

		78,900,959

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	22,600	895,638

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	22,100	1,101,464

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	14,600	1,689,074

Sonoco Products Co.	16,000	821,760

		2,510,834

Cruise Lines — 0.8%
Carnival Corp.	92,100	5,807,826
Norwegian Cruise Line Holdings, Ltd.†	36,700	1,962,349
Royal Caribbean Cruises, Ltd.	36,800	3,981,392

		11,751,567

Dialysis Centers — 0.1%
DaVita, Inc.†	31,400	1,971,606

Distribution/Wholesale — 0.1%
LKQ Corp.†	40,500	1,256,310

Diversified Banking Institutions — 8.8%
Citigroup, Inc.	442,900	30,236,783
Goldman Sachs Group, Inc.	66,800	15,920,444
JPMorgan Chase & Co.	603,200	65,616,096
Morgan Stanley	311,700	16,089,954

		127,863,277

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	10,700	1,152,711
Eaton Corp. PLC	76,000	5,702,280
Ingersoll-Rand PLC	43,100	3,615,659
Parker-Hannifin Corp.	17,400	2,864,388
Pentair PLC	25,200	1,695,456
Textron, Inc.	4,390	272,795
Trinity Industries, Inc.	23,600	752,132

		16,055,421

E-Services/Consulting — 0.1%
CDW Corp.	25,800	1,839,282

Electric-Integrated — 2.7%
AES Corp.	90,400	1,106,496
Ameren Corp.	41,900	2,456,178
American Electric Power Co., Inc.	79,100	5,535,418
DTE Energy Co.	28,800	3,035,520
Duke Energy Corp.	96,900	7,767,504
Entergy Corp.	28,800	2,349,792
Eversource Energy	51,100	3,078,775
Pinnacle West Capital Corp.	18,100	1,457,050
Public Service Enterprise Group, Inc.	87,000	4,537,050
WEC Energy Group, Inc.	54,400	3,496,832
Westar Energy, Inc.	21,900	1,186,542
Xcel Energy, Inc.	74,900	3,508,316

		39,515,473

Electronic Components-Misc. — 0.6%
Corning, Inc.	211,000	5,701,220
Garmin, Ltd.	30,700	1,801,169
Gentex Corp.	47,300	1,075,602

		8,577,991

Electronic Components-Semiconductors — 3.0%
Intel Corp.	806,800	41,647,016
Qorvo, Inc.†	20,500	1,381,700
Skyworks Solutions, Inc.	3,280	284,573

		43,313,289

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	15,100	1,128,574
Avnet, Inc.	20,700	812,061

		1,940,635

Engines-Internal Combustion — 0.3%
Cummins, Inc.	28,500	4,556,010

Enterprise Software/Service — 2.2%
CA, Inc.	72,000	2,505,600
Oracle Corp.	662,000	30,233,540

		32,739,140

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	74,400	1,941,840
Credit Acceptance Corp.†	2,600	860,184
Santander Consumer USA Holdings, Inc.	62,000	1,143,900

		3,945,924

Finance-Consumer Loans — 0.3%
Synchrony Financial	131,001	4,345,303

Finance-Credit Card — 1.5%
Alliance Data Systems Corp.	9,500	1,928,975
American Express Co.	157,700	15,572,875
Discover Financial Services	71,200	5,073,000

		22,574,850

Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	44,200	2,682,056
Lazard, Ltd., Class A	22,400	1,219,008
Raymond James Financial, Inc.	20,500	1,839,875

		5,740,939

Finance-Mortgage Loan/Banker — 0.1%
FNF Group	39,600	1,458,468

Finance-Other Services — 0.1%
Nasdaq, Inc.	22,900	2,022,528

Food-Confectionery — 0.1%
J.M. Smucker Co.	19,600	2,235,968

Food-Misc./Diversified — 0.2%
Conagra Brands, Inc.	51,500	1,909,105
Ingredion, Inc.	11,200	1,356,208

		3,265,313

Food-Retail — 0.2%
Kroger Co.	120,700	3,040,433

Gold Mining — 0.1%
Newmont Mining Corp.	58,200	2,286,678

Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A	6,300	484,281
Wyndham Worldwide Corp.	16,700	1,907,307

		2,391,588

Human Resources — 0.1%
ManpowerGroup, Inc.	11,400	1,091,208

Instruments-Controls — 1.2%
Honeywell International, Inc.	122,700	17,752,236

Insurance Brokers — 0.2%
Willis Towers Watson PLC	22,800	3,386,028

Insurance-Life/Health — 1.8%
Aflac, Inc.	134,300	6,120,051

Athene Holding, Ltd., Class A†	24,600	1,205,400
Lincoln National Corp.	37,600	2,656,064
Principal Financial Group, Inc.	46,300	2,741,886
Prudential Financial, Inc.	72,800	7,740,096
Torchmark Corp.	51,800	4,493,132
Unum Group	38,800	1,877,144

		26,833,773

Insurance-Multi-line — 2.7%
Allstate Corp.	68,100	6,661,542
American Financial Group, Inc.	30,100	3,407,922
Chubb, Ltd.	80,000	10,853,600
Cincinnati Financial Corp.	28,200	1,983,588
Hartford Financial Services Group, Inc.	61,500	3,311,160
Loews Corp.	56,700	2,974,482
MetLife, Inc.	181,500	8,652,105
Voya Financial, Inc.	29,900	1,565,265

		39,409,664

Insurance-Property/Casualty — 1.4%
Alleghany Corp.	3,000	1,724,010
Markel Corp.†	2,480	2,802,499
Travelers Cos., Inc.	113,400	14,923,440
WR Berkley Corp.	21,000	1,565,760

		21,015,709

Insurance-Reinsurance — 0.3%
Everest Re Group, Ltd.	5,200	1,209,884
Reinsurance Group of America, Inc.	12,300	1,837,620
RenaissanceRe Holdings, Ltd.	5,200	707,408

		3,754,912

Investment Companies — 0.1%
Leucadia National Corp.	61,400	1,476,056

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.	7,100	1,170,506
Ameriprise Financial, Inc.	28,300	3,967,943
Franklin Resources, Inc.	39,565	1,330,967
T. Rowe Price Group, Inc.	39,000	4,438,980

		10,908,396

Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	12,800	923,648

Machinery-Farming — 0.1%
AGCO Corp.	13,700	858,716

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	17,600	3,005,200
Quest Diagnostics, Inc.	21,500	2,175,800

		5,181,000

Medical-Biomedical/Gene — 3.2%
Amgen, Inc.	115,000	20,065,200
Biogen, Inc.†	36,400	9,959,040
Gilead Sciences, Inc.	225,200	16,266,196

		46,290,436

Medical-Drugs — 9.8%
AbbVie, Inc.	207,400	20,024,470
Bristol-Myers Squibb Co.	213,700	11,140,181
Johnson & Johnson	433,200	54,795,468
Merck & Co., Inc.	334,285	19,679,358
Pfizer, Inc.	1,026,200	37,569,182

		143,208,659

Medical-Generic Drugs — 0.4%
Mylan NV†	92,400	3,581,424
Perrigo Co. PLC	24,300	1,898,802

		5,480,226

Medical-HMO — 1.9%
Aetna, Inc.	53,400	9,561,270
Anthem, Inc.	44,000	10,383,560
Cigna Corp.	42,200	7,250,804

		27,195,634

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	60,400	5,782,696

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	24,700	2,237,326
McKesson Corp.	32,200	5,029,962

		7,267,288

Multimedia — 3.1%
Time Warner, Inc.	211,100	20,012,280
Walt Disney Co.	252,100	25,293,193

		45,305,473

Networking Products — 2.4%
Cisco Systems, Inc.	804,700	35,640,163

Office Automation & Equipment — 0.1%
Xerox Corp.	40,925	1,287,091

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	18,800	1,307,540

Oil Companies-Exploration & Production — 1.6%
Antero Resources Corp.†	29,620	562,780
ConocoPhillips	199,300	13,054,150
Devon Energy Corp.	67,600	2,455,908
Energen Corp.†	16,700	1,092,848
Hess Corp.	54,300	3,094,557
Marathon Oil Corp.	146,500	2,673,625
Newfield Exploration Co.†	26,100	777,780

		23,711,648

Oil Companies-Integrated — 2.7%
Chevron Corp.	304,900	38,146,039
Murphy Oil Corp.	23,700	713,607

		38,859,646

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	65,500	2,532,885

Oil Refining & Marketing — 1.8%
HollyFrontier Corp.	27,600	1,675,044
Marathon Petroleum Corp.	84,500	6,329,895
Phillips 66	89,800	9,995,638
Valero Energy Corp.	72,100	7,998,053

		25,998,630

Paper & Related Products — 0.2%
International Paper Co.	66,600	3,433,896

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	97,700	7,395,890

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	5,403	248,052

Poultry — 0.1%
Pilgrim’s Pride Corp.†	43,000	928,800

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	7,500	778,950

Professional Sports — 0.1%
Madison Square Garden Co., Class A†	3,200	777,664

Publishing-Newspapers — 0.1%
News Corp., Class A	66,000	1,054,680

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	7,900	1,339,129

Recreational Vehicles — 0.1%
Brunswick Corp.	15,000	898,200

Rental Auto/Equipment — 0.2%
AMERCO	3,500	1,181,320
United Rentals, Inc.†	13,700	2,055,000

		3,236,320

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	15,500	667,740
Gap, Inc.	67,000	1,959,080

		2,626,820

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	4,800	2,997,696
Genuine Parts Co.	19,200	1,695,744

		4,693,440

Retail-Automobile — 0.2%
AutoNation, Inc.†	12,400	572,756
CarMax, Inc.†	31,200	1,950,000

		2,522,756

Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	128,900	10,625,227

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	50,500	3,864,765

Retail-Discount — 2.2%
Dollar General Corp.	42,500	4,102,525
Target Corp.	93,700	6,802,620
Walmart, Inc.	243,600	21,548,856

		32,454,001

Retail-Gardening Products — 0.1%
Tractor Supply Co.	21,600	1,468,800

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	14,100	673,980

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	28,600	1,446,016
TJX Cos., Inc.	29,232	2,480,335

		3,926,351

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	26,000	1,615,120
Macy’s, Inc.	39,200	1,217,944

		2,833,064

Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	15,900	1,476,474

Savings & Loans/Thrifts — 0.1%
Investors Bancorp, Inc.	47,700	637,749
New York Community Bancorp, Inc.	84,200	1,000,296

		1,638,045

Semiconductor Components-Integrated Circuits — 0.1%
Marvell Technology Group, Ltd.	80,700	1,618,842

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	159,400	7,917,398
KLA-Tencor Corp.	27,000	2,746,980
Lam Research Corp.	28,000	5,181,680
Teradyne, Inc.	33,900	1,103,445

		16,949,503

Steel-Producers — 0.4%
Nucor Corp.	54,800	3,376,776
Reliance Steel & Aluminum Co.	12,500	1,099,000
Steel Dynamics, Inc.	40,900	1,832,729

		6,308,505

Telecommunication Equipment — 0.1%
ARRIS International PLC†	29,000	783,000

Telephone-Integrated — 2.4%
Verizon Communications, Inc.	703,100	34,697,985

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	12,800	2,686,464

Tools-Hand Held — 0.1%
Snap-on, Inc.	9,800	1,423,450

Transport-Rail — 0.4%
Kansas City Southern	14,100	1,503,483
Norfolk Southern Corp.	29,700	4,261,059

		5,764,542

Transport-Services — 1.5%
FedEx Corp.	35,000	8,652,000
United Parcel Service, Inc., Class B	118,700	13,472,450

		22,124,450

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	26,200	2,877,546

Total Common Stocks (cost $1,182,216,254)		1,438,833,318

EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Value ETF (cost $21,985,925)	182,200	21,925,948

Total Long-Term Investment Securities (cost $1,204,202,179)		1,460,759,266

SHORT— TERM INVESTMENT SECURITIES — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(1) (cost $7,703,895)	7,703,895	7,703,895

TOTAL INVESTMENTS (cost $1,211,906,074)	100.6%	1,468,463,161
Liabilities in excess of other assets	(0.6)	(8,779,196)

NET ASSETS	100.0%	$1,459,683,965

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2018.

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,438,833,318	$—	$—	$1,438,833,318
Exchange-Traded Funds	21,925,948	—	—	21,925,948
Short-Term Investment Securities	7,703,895	—	—	7,703,895

Total Investments at Value	$1,468,463,161	$—	$—	$1,468,463,161

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 60.5%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	52	$1,227
Omnicom Group, Inc.	420	30,937
WPP PLC	972	16,647

		48,811

Aerospace/Defense — 0.6%
Dassault Aviation SA	1	1,994
Esterline Technologies Corp.†	45	3,233
Leonardo SpA	165	1,905
Lockheed Martin Corp.	96	30,801
Meggitt PLC	4,993	32,415
Raytheon Co.	261	53,489
Spirit AeroSystems Holdings, Inc., Class A	16	1,286

		125,123

Aerospace/Defense-Equipment — 0.2%
AAR Corp.	77	3,334
Moog, Inc., Class A†	21	1,721
Safran SA	34	3,988
Triumph Group, Inc.	83	1,963
United Technologies Corp.	287	34,483

		45,489

Agricultural Chemicals — 0.1%
China BlueChemical, Ltd., Class H	10,000	2,644
Incitec Pivot, Ltd.	5,710	16,244
OCI NV†	93	2,202

		21,090

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	831	37,711
Bunge, Ltd.	234	16,902

		54,613

Airlines — 0.1%
American Airlines Group, Inc.	63	2,705
Cathay Pacific Airways, Ltd.	2,730	4,374
Delta Air Lines, Inc.	96	5,013
JetBlue Airways Corp.†	38	729
Southwest Airlines Co.	79	4,174
United Continental Holdings, Inc.†	28	1,891

		18,886

Airport Development/Maintenance — 0.1%
Aena SME SA*	31	6,389
Flughafen Zurich AG	18	3,756

		10,145

Apparel Manufacturers — 0.2%
Burberry Group PLC	115	2,883
Carter’s, Inc.	6	602
Columbia Sportswear Co.	38	3,154
Gildan Activewear, Inc.	100	2,913
Michael Kors Holdings, Ltd.†	14	958
Oxford Industries, Inc.	65	5,008
PRADA SpA	2,550	12,846
PVH Corp.	10	1,597
Ralph Lauren Corp.	7	769

		30,730

Appliances — 0.0%
Electrolux AB, Series B	74	1,945

Applications Software — 1.6%
Appfolio, Inc., Class A†	37	1,774
Microsoft Corp.	2,479	231,836
New Relic, Inc.†	74	5,172
Red Hat, Inc.†	361	58,865
TomTom NV†	950	9,341
TravelSky Technology, Ltd.	2,650	7,735

		314,723

Athletic Equipment — 0.0%
Nautilus, Inc.†	221	3,216

Athletic Footwear — 0.0%
adidas AG	16	3,934

Auction Houses/Art Dealers — 0.0%
Sotheby’s†	23	1,214

Audio/Video Products — 0.1%
Sony Corp.	316	15,562

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	177	19,755
Fiat Chrysler Automobiles NV†	239	5,326
Ford Motor Co.	3,886	43,679
General Motors Co.	190	6,981
Honda Motor Co., Ltd.	726	24,935
Mazda Motor Corp.	400	5,562
Nissan Motor Co., Ltd.	300	3,155
Subaru Corp.	1,100	36,941
Toyota Motor Corp.	200	13,101

		159,435

Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	48	3,056
Volvo AB, Class B	183	3,091

		6,147

Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	19	741
Aptiv PLC	34	2,876
BorgWarner, Inc.	28	1,370
Cooper-Standard Holding, Inc.†	22	2,724
Dana, Inc.	110	2,610
Georg Fischer AG	3	3,727
JTEKT Corp.	300	4,863
Lear Corp.	10	1,870
Magna International, Inc.	100	5,906
Meritor, Inc.†	166	3,232
NGK Spark Plug Co., Ltd.	200	5,153
NOK Corp.	300	6,152
Rheinmetall AG	29	3,793
Tenneco, Inc.	63	2,815
Tower International, Inc.	138	4,071

		51,903

Banks-Commercial — 2.2%
Australia & New Zealand Banking Group, Ltd.	359	7,229
Banco Bilbao Vizcaya Argentaria SA	674	5,459
Banco de Sabadell SA	1,797	3,511
Bancorp, Inc.†	451	4,668
Bank Hapoalim B.M.	571	3,898
Bank Leumi Le-Israel B.M.	644	3,796
Bankinter SA	4,015	41,948
Banner Corp.	66	3,788
BB&T Corp.	105	5,544

BOC Hong Kong Holdings, Ltd.	500	2,583
BOK Financial Corp.	9	906
CaixaBank SA	716	3,480
Central Pacific Financial Corp.	147	4,275
Chiba Bank, Ltd.	630	5,077
China Construction Bank Corp.	20,080	21,056
CIT Group, Inc.	18	953
Citizens Financial Group, Inc.	66	2,738
Commerce Bancshares, Inc.	14	889
Commerzbank AG†	491	6,332
Commonwealth Bank of Australia	46	2,479
Cullen/Frost Bankers, Inc.	8	916
Customers Bancorp, Inc.†	118	3,401
Danske Bank A/S	1,009	35,153
DBS Group Holdings, Ltd.	200	4,620
DNB ASA	1,666	31,076
East West Bancorp, Inc.	20	1,332
Erste Group Bank AG	158	7,719
Financial Institutions, Inc.	71	2,208
First BanCorp./Puerto Rico†	855	6,173
First Connecticut Bancorp, Inc.	142	3,422
First Financial Bancorp	212	6,561
First Financial Corp.	76	3,249
First Internet Bancorp	125	4,275
Grupo Financiero Banorte SAB de CV, Class O	400	2,502
Hachijuni Bank, Ltd.	500	2,646
Hancock Holding Co.	123	6,009
ING Groep NV	329	5,520
KBC Group NV	28	2,440
M&T Bank Corp.	20	3,645
Mediobanca Banca di Credito Finanziario SpA	243	2,948
Midland States Bancorp, Inc.	49	1,544
National Bank of Canada	600	28,496
Northeast Bancorp	201	3,920
Old Second Bancorp, Inc.	287	4,104
Oversea-Chinese Banking Corp., Ltd.	500	5,160
Peapack Gladstone Financial Corp.	110	3,634
Peoples Bancorp, Inc.	98	3,514
Prosperity Bancshares, Inc.	9	646
Raiffeisen Bank International AG†	105	3,530
Regions Financial Corp.	160	2,992
Republic Bancorp, Inc., Class A	98	4,133
Resona Holdings, Inc.	1,100	6,258
Sandy Spring Bancorp, Inc.	142	5,627
Skandinaviska Enskilda Banken AB, Class A	324	3,048
Standard Bank Group, Ltd.	165	2,823
Standard Chartered PLC	1,260	13,272
State Bank Financial Corp.	211	6,649
Synovus Financial Corp.	16	836
Toronto-Dominion Bank	700	39,314
Triumph Bancorp, Inc.†	116	4,507
Umpqua Holdings Corp.	23	542
Webster Financial Corp.	12	722
Western Alliance Bancorp†	11	649
Wintrust Financial Corp.	82	7,335
Zions Bancorporation	27	1,478

		421,157

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	364	19,842
Northern Trust Corp.	26	2,775
State Street Corp.	50	4,989

		27,606

Banks-Super Regional — 0.8%
Capital One Financial Corp.	60	5,437
Comerica, Inc.	20	1,892
Fifth Third Bancorp	98	3,251
Huntington Bancshares, Inc.	145	2,162
KeyCorp	143	2,848
PNC Financial Services Group, Inc.	165	24,026
SunTrust Banks, Inc.	63	4,208
US Bancorp	746	37,636
Wells Fargo & Co.	1,295	67,288

		148,748

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	1,855	80,155
PepsiCo, Inc.	528	53,296

		133,451

Beverages-Wine/Spirits — 0.1%
Diageo PLC	538	19,137

Brewery — 0.3%
Anheuser-Busch InBev NV ADR	213	21,317
Asahi Group Holdings, Ltd.	600	30,360

		51,677

Broadcast Services/Program — 0.0%
TiVo Corp.	387	5,476

Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	239	4,357
Cie de Saint-Gobain	59	3,081
Owens Corning	16	1,048
Wienerberger AG	540	13,586

		22,072

Building & Construction-Misc. — 0.8%
China Machinery Engineering Corp.	8,210	4,769
Eiffage SA	42	4,988
EMCOR Group, Inc.	76	5,593
Ferrovial SA	213	4,540
HOCHTIEF AG	19	3,468
Kajima Corp.	4,000	38,562
Obayashi Corp.	3,800	43,821
Taisei Corp.	800	43,109

		148,850

Building Products-Cement — 0.2%
Cemex SAB de CV ADR†	1,230	7,638
Continental Building Products, Inc.†	150	4,215
Vulcan Materials Co.	177	19,769

		31,622

Building Products-Doors & Windows — 0.0%
Asahi Glass Co., Ltd.	200	8,296

Building Products-Wood — 0.0%
Boise Cascade Co.	107	4,451
Masco Corp.	30	1,136

		5,587

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	183	7,694
Bouygues SA	348	17,671
China Railway Group, Ltd., Class H	4,000	3,203
Orion Group Holdings, Inc.†	537	3,254
Primoris Services Corp.	187	4,785

		36,607

Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	7	743

Building-Residential/Commercial — 0.8%
Barratt Developments PLC	355	2,723
Bellway PLC	68	3,090
Berkeley Group Holdings PLC	657	36,789
Haseko Corp.	300	4,729
KB Home	169	4,487
Lennar Corp., Class A	214	11,318
MDC Holdings, Inc.	127	3,684
Persimmon PLC	88	3,284
PulteGroup, Inc.	40	1,214
Sekisui House, Ltd.	2,400	43,888
Taylor Wimpey PLC	12,628	33,288
Toll Brothers, Inc.	21	885

		149,379

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	2,894	90,843

Casino Hotels — 0.1%
Caesars Entertainment Corp.†	254	2,883
Crown Resorts, Ltd.	356	3,456
Wynn Macau, Ltd.	1,600	5,912

		12,251

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	208	4,177
Scientific Games Corp.†	92	4,904
Sega Sammy Holdings, Inc.	300	4,922

		14,003

Cellular Telecom — 0.1%
Telstra Corp., Ltd.	531	1,266
Turkcell Iletisim Hizmet AS ADR	356	3,079
Vodafone Group PLC	4,676	13,606

		17,951

Chemicals-Diversified — 0.8%
AdvanSix, Inc.†	34	1,218
BASF SE	232	24,103
Celanese Corp., Series A	19	2,065
Covestro AG*	69	6,271
DowDuPont, Inc.	335	21,185
Eastman Chemical Co.	20	2,042
Huntsman Corp.	29	863
Koppers Holdings, Inc.†	83	3,635
LyondellBasell Industries NV, Class A	347	36,688
Mitsubishi Gas Chemical Co., Inc.	200	4,702
Nitto Denko Corp.	100	7,428
PPG Industries, Inc.	505	53,469
Westlake Chemical Corp.	17	1,819

		165,488

Chemicals-Plastics — 0.0%
A. Schulman, Inc.	111	4,762

Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	7	463
Chemours Co.	25	1,210
Daicel Corp.	300	3,471
Tronox, Ltd., Class A	204	3,505
Valhi, Inc.	780	6,474

		15,123

Circuit Boards — 0.0%
TTM Technologies, Inc.†	226	3,150

Coal — 0.1%
China Shenhua Energy Co., Ltd., Class H	1,500	3,686
Peabody Energy Corp.	141	5,196
SunCoke Energy, Inc.†	360	4,136
Warrior Met Coal, Inc.	187	4,348

		17,366

Coatings/Paint — 0.1%
Akzo Nobel NV	100	9,002
RPM International, Inc.	16	773

		9,775

Commercial Services — 0.3%
Ecolab, Inc.	368	53,275
HMS Holdings Corp.†	180	3,242
Medifast, Inc.	61	6,123

		62,640

Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	360	42,509
Everi Holdings, Inc.†	217	1,391
Liberty Tax, Inc.	405	4,172
PayPal Holdings, Inc.†	294	21,935
Travelport Worldwide, Ltd.	275	4,713
Western Union Co.	62	1,225

		75,945

Computer Data Security — 0.0%
Check Point Software Technologies, Ltd.†	27	2,606

Computer Services — 0.8%
Atos SE	14	1,886
CACI International, Inc., Class A†	18	2,719
Capgemini SE	318	43,643
Computershare, Ltd.	268	3,410
Indra Sistemas SA†	900	12,419
Infosys, Ltd. ADR	650	11,485
International Business Machines Corp.	533	77,264
Science Applications International Corp.	58	4,976

		157,802

Computer Software — 0.3%
Akamai Technologies, Inc.†	415	29,735
Box, Inc., Class A†	187	4,275
CommerceHub, Inc., Series A†	147	3,332
Splunk, Inc.†	200	20,530

		57,872

Computers — 1.3%
Apple, Inc.	1,230	203,270
BlackBerry, Ltd.†	300	3,140
Hewlett Packard Enterprise Co.	160	2,728
HP, Inc.	1,699	36,512

		245,650

Computers-Integrated Systems — 0.0%
Super Micro Computer, Inc.†	170	3,009

Computers-Memory Devices — 0.2%
Western Digital Corp.	417	32,855

Computers-Periphery Equipment — 0.0%
Logitech International SA	164	6,058

Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	18	713

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	443	45,868

Containers-Metal/Glass — 0.0%
Crown Holdings, Inc.†	18	897
Greif, Inc., Class A	74	4,331

		5,228

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	15,280	10,149
Packaging Corp. of America	11	1,273
Sonoco Products Co.	12	616

		12,038

Cosmetics & Toiletries — 0.4%
Oriflame Holding AG	141	6,684
Pigeon Corp.	100	4,679
Procter & Gamble Co.	812	58,740
Unicharm Corp.	200	5,621
Unilever NV CVA	150	8,557

		84,281

Cruise Lines — 0.1%
Carnival Corp.	72	4,540
Carnival PLC	140	9,047
Norwegian Cruise Line Holdings, Ltd.†	29	1,551
Royal Caribbean Cruises, Ltd.	29	3,138

		18,276

Data Processing/Management — 0.1%
Bottomline Technologies (de), Inc.†	42	1,660
CommVault Systems, Inc.†	110	7,694
CompuGroup Medical SE	31	1,612

		10,966

Decision Support Software — 0.0%
QAD, Inc., Class B	103	3,547

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	306	15,404

Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	275	57,846

Dialysis Centers — 0.0%
DaVita, Inc.†	25	1,570
Fresenius Medical Care AG & Co. KGaA	28	2,851

		4,421

Distribution/Wholesale — 0.3%
Ahlsell AB*	506	3,025
Essendant, Inc.	271	2,016
Fastenal Co.	273	13,647
Ferguson PLC	53	4,049
H&E Equipment Services, Inc.	49	1,585
IMCD NV	29	1,783
Inchcape PLC	228	2,277
LKQ Corp.†	32	993
Triton International, Ltd.	82	2,543
Veritiv Corp.†	140	5,327
WW Grainger, Inc.	78	21,945

		59,190

Diversified Banking Institutions — 2.4%
Banco Santander SA	4,035	26,016
Bank of America Corp.	1,041	31,147
Barclays PLC	5,456	15,570
BNP Paribas SA	362	27,901
Citigroup, Inc.	750	51,203
Credit Suisse Group AG	840	14,113
Goldman Sachs Group, Inc.	52	12,393
HSBC Holdings PLC	867	8,641
JPMorgan Chase & Co.	1,680	182,750
Lloyds Banking Group PLC	7,937	7,054
Mitsubishi UFJ Financial Group, Inc.	1,100	7,370
Mizuho Financial Group, Inc.	3,500	6,347
Morgan Stanley	245	12,647
Natixis SA	668	5,462
Royal Bank of Scotland Group PLC†	2,470	9,171
Sumitomo Mitsui Financial Group, Inc.	392	16,270
UBS Group AG	1,209	20,313
UniCredit SpA	801	17,332

		471,700

Diversified Manufacturing Operations — 0.3%
3M Co.	188	36,545
Carlisle Cos., Inc.	8	862
Eaton Corp. PLC	59	4,427
Federal Signal Corp.	196	4,245
Harsco Corp.†	255	5,215
Ingersoll-Rand PLC	33	2,768
Parker-Hannifin Corp.	14	2,305
Pentair PLC	20	1,346
Siemens AG	19	2,417
Trelleborg AB, Class B	80	1,873
Trinity Industries, Inc.	19	605

		62,608

Diversified Minerals — 0.1%
Anglo American PLC	228	5,351
BHP Billiton PLC	494	10,472
Lundin Mining Corp.	300	1,986
Teck Resources, Ltd., Class B	200	5,020

		22,829

Diversified Operations — 0.2%
Jardine Matheson Holdings, Ltd.	568	34,477
Swire Pacific, Ltd., Class A	500	4,947
Wharf Holdings, Ltd.	2,000	6,659

		46,083

Drug Delivery Systems — 0.1%
Catalent, Inc.†	110	4,522
Nektar Therapeutics†	27	2,259
Revance Therapeutics, Inc.†	71	1,984

		8,765

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	45	70,476
eBay, Inc.†	269	10,190
Etsy, Inc.†	257	7,694

		88,360

E-Services/Consulting — 0.0%
CDW Corp.	20	1,426

Electric Products-Misc. — 0.2%
Brother Industries, Ltd.	200	4,292
Emerson Electric Co.	462	30,682
Legrand SA	20	1,551

		36,525

Electric-Distribution — 0.1%
Sempra Energy	64	7,155
Unitil Corp.	77	3,742

		10,897

Electric-Generation — 0.1%
E.ON SE	348	3,805
Electric Power Development Co., Ltd.	200	5,425
Engie SA	430	7,536

		16,766

Electric-Integrated — 0.9%
AES Corp.	71	869
AGL Energy, Ltd.	192	3,131
ALLETE, Inc.	54	4,126
Ameren Corp.	167	9,790
American Electric Power Co., Inc.	62	4,339
Atco, Ltd., Class I	743	22,482
DTE Energy Co.	23	2,424
Duke Energy Corp.	76	6,092
Enel SpA	1,055	6,682
Entergy Corp.	23	1,877
Eversource Energy	40	2,410
Great Plains Energy, Inc.	1,218	39,865
NextEra Energy, Inc.	46	7,540
NorthWestern Corp.	80	4,395
Origin Energy, Ltd.†	572	4,172
PGE Polska Grupa Energetyczna SA†	540	1,599
Pinnacle West Capital Corp.	15	1,207
PNM Resources, Inc.	183	7,256
Portland General Electric Co.	164	6,967
Public Service Enterprise Group, Inc.	68	3,546
RWE AG	137	3,284
SSE PLC	1,057	20,060
Verbund AG	139	4,313
WEC Energy Group, Inc.	43	2,764
Westar Energy, Inc.	17	921
Xcel Energy, Inc.	58	2,717

		174,828

Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.	221	5,812
Corning, Inc.	165	4,458
Garmin, Ltd.	24	1,408
Gentex Corp.	37	841
Koninklijke Philips NV	42	1,773
Nippon Electric Glass Co., Ltd.	100	2,881
Plexus Corp.†	71	3,894
Rogers Corp.†	22	2,348
Sanmina Corp.†	122	3,599
Sensata Technologies Holding PLC†	190	9,637
ZAGG, Inc.†	332	3,719

		40,370

Electronic Components-Semiconductors — 0.7%
Ambarella, Inc.†	140	6,523
Amkor Technology, Inc.†	380	3,146
Diodes, Inc.†	203	5,796
Intel Corp.	1,371	70,771
Lattice Semiconductor Corp.†	408	2,211
Qorvo, Inc.†	16	1,078
Skyworks Solutions, Inc.	4	347
SMART Global Holdings, Inc.†	143	5,598
STMicroelectronics NV	183	3,985
Texas Instruments, Inc.	344	34,892

		134,347

Electronic Forms — 0.5%
Adobe Systems, Inc.†	407	90,191

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	11	822
Avnet, Inc.	17	667

		1,489

Electronics-Military — 0.0%
Thales SA	30	3,795

Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc.†	144	1,858
Vestas Wind Systems A/S	29	1,873

		3,731

Engineering/R&D Services — 0.0%
Argan, Inc.	69	2,760
KBR, Inc.	352	5,875

		8,635

Engines-Internal Combustion — 0.0%
Cummins, Inc.	22	3,517

Enterprise Software/Service — 0.9%
CA, Inc.	1,142	39,742
Hortonworks, Inc.†	235	3,979
MobileIron, Inc.†	908	4,222
Oracle Corp.	2,297	104,904

SAP SE	27	3,009
SAP SE ADR	103	11,416
Verint Systems, Inc.†	133	5,599

		172,871

Entertainment Software — 0.1%
Konami Holdings Corp.	100	4,916
Square Enix Holdings Co., Ltd.	100	4,168

		9,084

Female Health Care Products — 0.1%
Hengan International Group Co., Ltd.	1,220	10,826

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	58	1,514
Credit Acceptance Corp.†	2	662
Santander Consumer USA Holdings, Inc.	49	904

		3,080

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	281	8,233
Navient Corp.	302	4,005
Regional Management Corp.†	159	5,226
Synchrony Financial	103	3,417

		20,881

Finance-Credit Card — 0.7%
Alliance Data Systems Corp.	7	1,422
American Express Co.	319	31,501
Discover Financial Services	56	3,990
Visa, Inc., Class A	814	103,280

		140,193

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	419	23,330
Daiwa Securities Group, Inc.	3,140	19,302
E*TRADE Financial Corp.†	34	2,063
Evercore, Inc., Class A	11	1,114
Lazard, Ltd., Class A	18	979
PJT Partners, Inc., Class A	51	2,830
Raymond James Financial, Inc.	16	1,436

		51,054

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	173	3,391
Far East Horizon, Ltd.	9,460	9,380
ORIX Corp.	200	3,516

		16,287

Finance-Mortgage Loan/Banker — 0.2%
Charter Court Financial Services Group PLC†*	671	2,904
FNF Group	1,021	37,603
PennyMac Financial Services, Inc., Class A†	203	4,182

		44,689

Finance-Other Services — 0.3%
CME Group, Inc.	134	21,129
IG Group Holdings PLC	3,568	40,660
Nasdaq, Inc.	18	1,590

		63,379

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	551	5,521

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	57	3,149

Food-Confectionery — 0.3%
Barry Callebaut AG	1	1,796
Hershey Co.	324	29,789
J.M. Smucker Co.	276	31,486

		63,071

Food-Dairy Products — 0.1%
Danone SA	120	9,674
Dean Foods Co.	474	4,081

		13,755

Food-Misc./Diversified — 0.8%
Associated British Foods PLC	90	3,339
Campbell Soup Co.	633	25,814
Conagra Brands, Inc.	809	29,990
Ingredion, Inc.	8	969
Kraft Heinz Co.	90	5,074
McCormick & Co., Inc.	124	13,071
Mondelez International, Inc., Class A	365	14,417
Nestle SA	261	20,178
Nichirei Corp.	100	2,893
Tate & Lyle PLC	4,147	32,743

		148,488

Food-Retail — 0.5%
Empire Co., Ltd., Class A	300	5,801
Kesko Oyj, Class B	565	33,190
Koninklijke Ahold Delhaize NV	225	5,424
Kroger Co.	95	2,393
Seven & i Holdings Co., Ltd.	100	4,393
Tesco PLC	2,095	6,795
Wesfarmers, Ltd.	121	3,974
WM Morrison Supermarkets PLC	9,844	32,891

		94,861

Gambling (Non-Hotel) — 0.2%
Genting Singapore PLC	3,500	3,096
Pinnacle Entertainment, Inc.†	146	4,689
William Hill PLC	8,215	33,061

		40,846

Gas-Distribution — 0.4%
Centrica PLC	12,890	27,238
Enagas SA	1,601	46,557
New Jersey Resources Corp.	82	3,391
Osaka Gas Co., Ltd.	200	4,304
Southwest Gas Holdings, Inc.	62	4,525

		86,015

Gold Mining — 0.3%
IAMGOLD Corp.†	500	2,734
Newcrest Mining, Ltd.	530	8,408
Newmont Mining Corp.	46	1,807
Novagold Resources, Inc.†	1,470	7,052
Randgold Resources, Ltd.	418	33,849

		53,850

Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	170	3,596

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A	5	384
Whitbread PLC	160	9,419
Wyndham Worldwide Corp.	14	1,599

		11,402

Human Resources — 0.2%
Adecco Group AG	220	14,561
Barrett Business Services, Inc.	22	1,925
Insperity, Inc.	175	14,044
Kelly Services, Inc., Class A	148	4,331
Kforce, Inc.	157	4,168
ManpowerGroup, Inc.	9	862

		39,891

Import/Export — 0.3%
ITOCHU Corp.	200	4,003
Marubeni Corp.	600	4,519
Mitsubishi Corp.	200	5,532
Mitsui & Co., Ltd.	2,200	39,736
Sumitomo Corp.	300	5,399

		59,189

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	60	9,737
Praxair, Inc.	113	17,235

		26,972

Instruments-Controls — 0.5%
Honeywell International, Inc.	624	90,280

Insurance Brokers — 0.0%
Willis Towers Watson PLC	18	2,673

Insurance-Life/Health — 0.3%
Aflac, Inc.	105	4,785
Athene Holding, Ltd., Class A†	19	931
Aviva PLC	2,075	15,085
CNO Financial Group, Inc.	124	2,659
Japan Post Holdings Co., Ltd.	600	7,290
Legal & General Group PLC	1,252	4,644
Lincoln National Corp.	29	2,049
Manulife Financial Corp.	200	3,774
NN Group NV	89	4,247
Poste Italiane SpA*	513	5,010
Principal Financial Group, Inc.	36	2,132
Prudential Financial, Inc.	57	6,060
Torchmark Corp.	41	3,556
Unum Group	30	1,451

		63,673

Insurance-Multi-line — 1.5%
Aegon NV	464	3,391
Ageas	87	4,652
Allianz SE	43	10,172
Allstate Corp.	53	5,184
American Financial Group, Inc.	343	38,834
ASR Nederland NV	143	6,742
Assicurazioni Generali SpA	235	4,738
Assurant, Inc.	421	39,077
AXA SA	798	22,812
Baloise Holding AG	17	2,691
Chubb, Ltd.	62	8,412
Cincinnati Financial Corp.	22	1,547
CNP Assurances	93	2,378
Direct Line Insurance Group PLC	7,743	39,818
Hartford Financial Services Group, Inc.	710	38,226
Loews Corp.	45	2,361
MetLife, Inc.	477	22,739
Talanx AG	822	37,034
Voya Financial, Inc.	24	1,256
Zurich Insurance Group AG	15	4,785

		296,849

Insurance-Property/Casualty — 1.5%
Alleghany Corp.	2	1,149
Berkshire Hathaway, Inc., Class B†	398	77,105
First American Financial Corp.	653	33,375
Hanover Insurance Group, Inc.	319	36,637
HCI Group, Inc.	87	3,644
Heritage Insurance Holdings, Inc.	219	3,438
Infinity Property & Casualty Corp.	50	6,600
Markel Corp.†	2	2,260
MS&AD Insurance Group Holdings, Inc.	200	6,712
Sompo Holdings, Inc.	200	8,388
Tokio Marine Holdings, Inc.	100	4,717
Travelers Cos., Inc.	731	96,200
Universal Insurance Holdings, Inc.	164	5,322
WR Berkley Corp.	17	1,268

		286,815

Insurance-Reinsurance — 0.8%
Axis Capital Holdings, Ltd.	682	40,033
Essent Group, Ltd.†	156	5,142
Everest Re Group, Ltd.	153	35,599
Hannover Rueck SE	34	4,779
Reinsurance Group of America, Inc.	9	1,345
RenaissanceRe Holdings, Ltd.	4	544
SCOR SE	64	2,597
Swiss Re AG	376	35,779
Validus Holdings, Ltd.	516	34,969

		160,787

Internet Connectivity Services — 0.0%
Boingo Wireless, Inc.†	184	4,317

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	488	83,936
Limelight Networks, Inc.†	876	4,520

		88,456

Internet Content-Information/News — 0.0%
Yelp, Inc.†	84	3,767

Internet Gambling — 0.0%
LeoVegas AB*	311	3,030

Internet Security — 0.2%
Imperva, Inc.†	104	4,654
Palo Alto Networks, Inc.†	121	23,294
Rapid7, Inc.†	202	5,704
Zix Corp.†	876	4,424

		38,076

Investment Companies — 0.0%
Leucadia National Corp.	48	1,154

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	5	824
Altisource Portfolio Solutions SA†	145	3,970
Ameriprise Financial, Inc.	22	3,085
BlackRock, Inc.	53	27,639
BrightSphere Investment Group PLC	269	4,081
CI Financial Corp.	1,300	27,358
Franklin Resources, Inc.	28	942
Hamilton Lane, Inc., Class A	120	5,022
Julius Baer Group, Ltd.	101	5,996
Standard Life Aberdeen PLC	2,158	10,800
T. Rowe Price Group, Inc.	30	3,415

		93,132

Lasers-System/Components — 0.0%
El.En. SpA	72	2,835
Electro Scientific Industries, Inc.†	275	4,950

		7,785

Leisure Products — 0.0%
Johnson Outdoors, Inc., Class A	53	3,432

Machine Tools & Related Products — 0.0%
Finning International, Inc.	100	2,523
Sandvik AB	231	3,930

		6,453

Machinery-Construction & Mining — 0.2%
Atlas Copco AB, Class A	82	3,191
Caterpillar, Inc.	121	17,467
Hyster-Yale Materials Handling, Inc.	50	3,560
Oshkosh Corp.	10	722
Tadano, Ltd.	475	7,312
Takeuchi Manufacturing Co., Ltd.	309	7,013

		39,265

Machinery-Electrical — 0.2%
Hitachi, Ltd.	3,650	26,672
Mitsubishi Electric Corp.	300	4,606

		31,278

Machinery-Farming — 0.1%
AGCO Corp.	11	689
CNH Industrial NV	450	5,513
Deere & Co.	119	16,104

		22,306

Machinery-General Industrial — 0.1%
Deutz AG	417	4,035
FLSmidth & Co. A/S	36	2,222
Intevac, Inc.†	452	2,961
Manitowoc Co, Inc.†	163	4,018

		13,236

Medical Imaging Systems — 0.0%
Analogic Corp.	49	4,072
Lantheus Holdings, Inc.†	254	4,521

		8,593

Medical Instruments — 0.2%
Cardiovascular Systems, Inc.†	133	3,039
Halyard Health, Inc.†	82	3,885
LivaNova PLC†	64	5,682
Medtronic PLC	302	24,199

		36,805

Medical Labs & Testing Services — 0.4%
ICON PLC†	24	2,823
Laboratory Corp. of America Holdings†	14	2,391
Miraca Holdings, Inc.	900	34,943
Natera, Inc.†	239	2,660
Quest Diagnostics, Inc.	355	35,926

		78,743

Medical Products — 0.4%
Baxter International, Inc.	359	24,951
Becton Dickinson and Co.	112	25,969
Haemonetics Corp.†	83	6,477
Intersect ENT, Inc.†	90	3,596
Luminex Corp.	252	5,380
Orthofix International NV†	78	4,760
Smith & Nephew PLC	341	6,541
Straumann Holding AG	5	3,392

		81,066

Medical-Biomedical/Gene — 0.9%
Achillion Pharmaceuticals, Inc.†	696	2,624
Alexion Pharmaceuticals, Inc.†	161	18,938
AMAG Pharmaceuticals, Inc.†	171	3,514
Amgen, Inc.	90	15,703
Biogen, Inc.†	104	28,454
BioMarin Pharmaceutical, Inc.†	6	501
Bluebird Bio, Inc.†	6	1,021
Celgene Corp.†	295	25,695
Emergent BioSolutions, Inc.†	87	4,512
Exact Sciences Corp.†	60	3,001
Gilead Sciences, Inc.	506	36,548
H. Lundbeck A/S	52	3,023
Infinity Pharmaceuticals, Inc.†	1,757	3,865
Myriad Genetics, Inc.†	26	736
PDL BioPharma, Inc.†	1,124	3,282
Regeneron Pharmaceuticals, Inc.†	42	12,755
Retrophin, Inc.†	137	3,439
Sangamo Therapeutics, Inc.†	158	2,496

		170,107

Medical-Drugs — 3.5%
AbbVie, Inc.	470	45,378
Akcea Therapeutics, Inc.†	54	1,410
Allergan PLC	60	9,219
Astellas Pharma, Inc.	400	5,862
AstraZeneca PLC	29	2,033
Bayer AG	179	21,428
Bristol-Myers Squibb Co.	507	26,430
Catalyst Pharmaceuticals, Inc.†	1,182	3,310
Chimerix, Inc.†	170	779
Conatus Pharmaceuticals, Inc.†	560	1,910

Corcept Therapeutics, Inc.†	204	3,403
Durect Corp.†	1,536	3,118
Eli Lilly & Co.	487	39,481
GlaxoSmithKline PLC	272	5,458
Indivior PLC†	571	3,532
Insys Therapeutics, Inc.†	348	2,439
Ipsen SA	20	3,238
Johnson & Johnson	1,281	162,034
Merck & Co., Inc.	1,584	93,250
Novartis AG	381	29,305
Novo Nordisk A/S, Class B	199	9,343
Ono Pharmaceutical Co., Ltd.	200	4,632
Pfizer, Inc.	2,885	105,620
Roche Holding AG	254	56,353
Roche Holding AG ADR	289	8,034
Sanofi	104	8,209
Supernus Pharmaceuticals, Inc.†	90	4,221
UCB SA	42	3,165
Vanda Pharmaceuticals, Inc.†	269	3,753
Zoetis, Inc.	326	27,214

		693,561

Medical-Generic Drugs — 0.1%
Momenta Pharmaceuticals, Inc.†	248	5,158
Mylan NV†	303	11,744
Perrigo Co. PLC	19	1,485
Teva Pharmaceutical Industries, Ltd. ADR	530	9,530

		27,917

Medical-HMO — 1.4%
Aetna, Inc.	256	45,837
Anthem, Inc.	34	8,024
Cigna Corp.	33	5,670
Humana, Inc.	129	37,949
Magellan Health, Inc.†	49	4,109
Molina Healthcare, Inc.†	53	4,412
Triple-S Management Corp., Class B†	247	7,002
UnitedHealth Group, Inc.	686	162,170

		275,173

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	47	4,500

Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	67	5,084

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	20	1,812
McKesson Corp.	25	3,905
Suzuken Co., Ltd.	200	8,610

		14,327

Metal-Aluminum — 0.0%
Century Aluminum Co.†	267	4,664

Metal-Diversified — 0.2%
Glencore PLC	708	3,409
Rio Tinto PLC	143	7,748
Rio Tinto, Ltd.	310	18,564
South32, Ltd.	1,346	3,749

		33,470

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	772	2,640

Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	292	4,070
Hillenbrand, Inc.	111	5,145

		9,215

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	100	3,345

Multimedia — 0.7%
Thomson Reuters Corp.	785	31,573
Time Warner, Inc.	165	15,642
Vivendi SA	159	4,194
Walt Disney Co.	826	82,872

		134,281

Networking Products — 0.5%
Cisco Systems, Inc.	2,297	101,734

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	100	3,052

Non-Hazardous Waste Disposal — 0.6%
Renewi PLC	7,290	7,187
Republic Services, Inc.	525	33,957
Waste Management, Inc.	820	66,658

		107,802

Office Automation & Equipment — 0.0%
Ricoh Co., Ltd.	300	2,931
Xerox Corp.	32	1,007

		3,938

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	121	3,715
Interface, Inc.	128	2,816
Knoll, Inc.	127	2,422
Steelcase, Inc., Class A	266	3,524

		12,477

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	15	1,043
Noble Corp. PLC†	930	4,343

		5,386

Oil Companies-Exploration & Production — 0.6%
Abraxas Petroleum Corp.†	1,632	4,668
Anadarko Petroleum Corp.	412	27,736
Antero Resources Corp.†	20	380
Bonanza Creek Energy, Inc.†	120	3,640
ConocoPhillips	156	10,218
Devon Energy Corp.	53	1,925
Encana Corp.	990	12,329
Energen Corp.†	14	916
Hess Corp.	43	2,451
HighPoint Resources Corp.†	607	4,194
Marathon Oil Corp.	114	2,081
Newfield Exploration Co.†	21	626
Penn Virginia Corp.†	90	4,178
Pioneer Natural Resources Co.	226	45,550
Stone Energy Corp.†	149	5,304

		126,196

Oil Companies-Integrated — 1.6%
BP PLC	4,620	34,134
Chevron Corp.	512	64,057
Exxon Mobil Corp.	1,123	87,313
Murphy Oil Corp.	19	572
OMV AG	113	6,998
Repsol SA	401	7,633
Royal Dutch Shell PLC, Class A	2,245	78,522
TOTAL SA	442	27,756

		306,985

Oil Field Machinery & Equipment — 0.1%
CIMC Enric Holdings, Ltd.†	11,110	11,513
National Oilwell Varco, Inc.	51	1,972

		13,485

Oil Refining & Marketing — 0.9%
Caltex Australia, Ltd.	871	20,273
CVR Energy, Inc.	24	828
HollyFrontier Corp.	22	1,335
Marathon Petroleum Corp.	64	4,794
Neste Oyj	554	46,581
Phillips 66	211	23,486
Sunoco LP	1,173	32,281
Valero Energy Corp.	435	48,255

		177,833

Oil-Field Services — 0.3%
Archrock, Inc.	451	4,871
C&J Energy Services, Inc.†	153	4,568
Newpark Resources, Inc.†	346	3,633
SBM Offshore NV	229	3,835
Schlumberger, Ltd.	607	41,616

		58,523

Paper & Related Products — 0.1%
International Paper Co.	52	2,681
Oji Holdings Corp.	1,000	7,037
Resolute Forest Products, Inc.†	504	4,990
Stora Enso Oyj, Class R	276	5,452
UPM-Kymmene Oyj	197	7,027

		27,187

Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	160	6,768

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	53	4,756

Pharmacy Services — 0.3%
CVS Health Corp.	820	57,261
Express Scripts Holding Co.†	76	5,753

		63,014

Photo Equipment & Supplies — 0.0%
Nikon Corp.	200	3,487

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	2	92

Pipelines — 0.3%
Enterprise Products Partners LP	1,388	37,254
Kinder Morgan, Inc.	846	13,384

		50,638

Poultry — 0.0%
Pilgrim’s Pride Corp.†	33	713
Sanderson Farms, Inc.	28	3,112

		3,825

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	6	623
Schneider Electric SE	110	9,936

		10,559

Printing-Commercial — 0.0%
Quad/Graphics, Inc.	161	3,978
RR Donnelley & Sons Co.	369	3,118

		7,096

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	3	729

Publishing-Newspapers — 0.0%
News Corp., Class A	52	831

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	59	3,183

Racetracks — 0.0%
Penn National Gaming, Inc.†	180	5,456

Real Estate Investment Trusts — 1.1%
AG Mtg. Investment Trust, Inc.	195	3,448
AGNC Investment Corp.	1,382	26,147
American Tower Corp.	261	35,590
Annaly Capital Management, Inc.	3,427	35,538
CBL & Associates Properties, Inc.	482	2,015
Chatham Lodging Trust	186	3,543
Dexus	413	2,943
DiamondRock Hospitality Co.	252	2,785
Equinix, Inc.	41	17,252
First Industrial Realty Trust, Inc.	140	4,355
GPT Group	869	3,159
Hersha Hospitality Trust	177	3,324
ICADE	100	9,915
LaSalle Hotel Properties	162	4,790
Lexington Realty Trust	421	3,385
Link REIT	500	4,418
Mirvac Group	2,793	4,698
MTGE Investment Corp.	216	3,920
Park Hotels & Resorts, Inc.	129	3,713
Pebblebrook Hotel Trust	108	3,779
PotlatchDeltic Corp.	74	3,837
Preferred Apartment Communities, Inc., Class A	254	3,736
Ramco-Gershenson Properties Trust	270	3,227
Ryman Hospitality Properties, Inc.	29	2,273
Scentre Group	1,785	5,402
Stockland	1,048	3,261
Vicinity Centres	1,198	2,197
Xenia Hotels & Resorts, Inc.	207	4,262

		206,912

Real Estate Management/Services — 0.2%
Daito Trust Construction Co., Ltd.	200	33,657
Jones Lang LaSalle, Inc.	6	1,017
Marcus & Millichap, Inc.†	80	2,733
RE/MAX Holdings, Inc., Class A	82	4,440
Vonovia SE	91	4,564

		46,411

Real Estate Operations & Development — 0.2%
CapitaLand, Ltd.	1,100	3,102
CK Asset Holdings, Ltd.	500	4,310
Hongkong Land Holdings, Ltd.	700	5,078
Kerry Properties, Ltd.	1,000	4,781
LEG Immobilien AG	20	2,300
Swire Properties, Ltd.	1,400	4,968
Tokyu Fudosan Holdings Corp.	500	3,930
UOL Group, Ltd.	900	5,943

		34,412

Recreational Vehicles — 0.0%
Brunswick Corp.	11	659
MCBC Holdings, Inc.†	114	2,736

		3,395

Rental Auto/Equipment — 0.2%
AMERCO	3	1,012
Ashtead Group PLC	130	3,614
CAI International, Inc.†	183	4,114
Europcar Groupe SA*	980	11,384
Herc Holdings, Inc.†	61	3,212
McGrath RentCorp	97	5,716
Textainer Group Holdings, Ltd.†	100	1,720
United Rentals, Inc.†	11	1,650

		32,422

Retail-Apparel/Shoe — 0.4%
ANTA Sports Products, Ltd.	1,920	10,963
Ascena Retail Group, Inc.†	1,409	3,128
Cato Corp., Class A	282	4,571
DSW, Inc., Class A	159	3,546
Express, Inc.†	611	4,790
Finish Line, Inc., Class A	544	7,382
Foot Locker, Inc.	12	517
Francesca’s Holdings Corp.†	587	2,906
Gap, Inc.	52	1,520
HUGO BOSS AG	27	2,532
Shimamura Co., Ltd.	300	34,979

		76,834

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	4	2,498
Genuine Parts Co.	16	1,413

		3,911

Retail-Automobile — 0.0%
AutoNation, Inc.†	10	462
CarMax, Inc.†	24	1,500
Rush Enterprises, Inc., Class A†	88	3,593

		5,555

Retail-Building Products — 0.7%
Home Depot, Inc.	643	118,826
Lowe’s Cos., Inc.	101	8,326
Lumber Liquidators Holdings, Inc.†	155	3,731

		130,883

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	40	3,061

Retail-Discount — 0.6%
Costco Wholesale Corp.	94	18,533
Dollar General Corp.	33	3,186
Target Corp.	74	5,372
Walmart, Inc.	1,042	92,175

		119,266

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	505	33,557

Retail-Gardening Products — 0.0%
Tractor Supply Co.	17	1,156

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	305	3,230

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	50	4,748
Movado Group, Inc.	100	3,945

		8,693

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	11	526

Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	23	1,163
TJX Cos., Inc.	845	71,698

		72,861

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	63	4,697
Kohl’s Corp.	21	1,304
Macy’s, Inc.	30	932

		6,933

Retail-Restaurants — 1.0%
BJ’s Restaurants, Inc.	41	2,290
Brinker International, Inc.	573	24,977
Cheesecake Factory, Inc.	454	23,585
Chipotle Mexican Grill, Inc.†	30	12,700
Darden Restaurants, Inc.	12	1,114
Dave & Buster’s Entertainment, Inc.†	87	3,697
Del Taco Restaurants, Inc.†	310	3,460
Dunkin’ Brands Group, Inc.	586	35,723
Jack in the Box, Inc.	45	4,036
McDonald’s Corp.	318	53,246
Ruth’s Hospitality Group, Inc.	181	4,860
Yum China Holdings, Inc.	494	21,123

		190,811

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	253	6,882

Rubber-Tires — 0.3%
Bridgestone Corp.	1,100	45,894
Cie Generale des Etablissements Michelin SCA	28	3,929
Continental AG	40	10,685

		60,508

Satellite Telecom — 0.0%
Eutelsat Communications SA	89	1,925
Globalstar, Inc.†	1,861	1,138

		3,063

Savings & Loans/Thrifts — 0.2%
Berkshire Hills Bancorp, Inc.	107	4,061
BofI Holding, Inc.†	209	8,419
First Financial Northwest, Inc.	279	4,715
HomeTrust Bancshares, Inc.†	141	3,680
Investors Bancorp, Inc.	40	535
Meridian Bancorp, Inc.	221	4,177
Meta Financial Group, Inc.	36	4,001
New York Community Bancorp, Inc.	66	784
Provident Financial Services, Inc.	256	6,687
United Financial Bancorp, Inc.	216	3,570

		40,629

Schools — 0.0%
Bridgepoint Education, Inc.†	698	4,077
Career Education Corp.†	191	2,477

		6,554

Security Services — 0.1%
Brink’s Co.	57	4,206
G4S PLC	3,760	13,366

		17,572

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	199	2,097

Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	116	4,230
Marvell Technology Group, Ltd.	63	1,264

		5,494

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	125	6,209
ASML Holding NV	23	4,347
ASML Holding NV	35	6,596
FormFactor, Inc.†	234	2,685
KLA-Tencor Corp.	21	2,137
Lam Research Corp.	22	4,071
MKS Instruments, Inc.	36	3,686
Teradyne, Inc.	26	846
Xcerra Corp.†	286	3,455

		34,032

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	684	31,601

Software Tools — 0.1%
VMware, Inc., Class A†	120	15,991

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	335	5,625

Steel-Producers — 0.2%
ArcelorMittal†	240	8,080
BlueScope Steel, Ltd.	305	3,750
Nucor Corp.	43	2,650
POSCO ADR	29	2,461
Reliance Steel & Aluminum Co.	10	879
Shiloh Industries, Inc.†	348	2,892
SSAB AB, Class A	657	3,691
Steel Dynamics, Inc.	32	1,434
thyssenkrupp AG	630	16,429

		42,266

Steel-Specialty — 0.0%
Outokumpu Oyj	165	1,068

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	183	4,712
Finisar Corp.†	175	2,727

		7,439

Telecom Services — 0.6%
HKT Trust & HKT, Ltd.	29,000	38,140
Orange Polska SA†	3,585	5,352
PCCW, Ltd.	58,000	35,900
Spark New Zealand, Ltd.	10,909	26,471
Telenor ASA	351	7,763

		113,626

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	131	1,919
ARRIS International PLC†	23	621

		2,540

Telephone-Integrated — 1.0%
AT&T, Inc.	1,003	32,798
BT Group PLC	704	2,410
Frontier Communications Corp.	279	2,316
KDDI Corp.	1,600	42,953
Koninklijke KPN NV	1,022	3,168
Nippon Telegraph & Telephone Corp.	900	42,825
SoftBank Group Corp.	100	7,752
Telecom Italia SpA†	11,210	11,037
Verizon Communications, Inc.	1,159	57,197

		202,456

Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	775	3,294
Gray Television, Inc.†	246	2,780
ProSiebenSat.1 Media SE	240	8,718
Sinclair Broadcast Group, Inc., Class A	118	3,345

		18,137

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	9	3,133
Perry Ellis International, Inc.†	159	4,126

		7,259

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	10	2,099

Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	202	1,861
Concert Pharmaceuticals, Inc.†	253	4,617
Sarepta Therapeutics, Inc.†	56	4,276

		10,754

Tobacco — 0.3%
British American Tobacco PLC	151	8,298
Imperial Brands PLC	1,140	40,706
Japan Tobacco, Inc.	100	2,685
Scandinavian Tobacco Group A/S*	128	2,140
Swedish Match AB	88	3,933

		57,762

Tools-Hand Held — 0.0%
Snap-on, Inc.	7	1,017

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	9	14,411
Safe Bulkers, Inc.†	1,204	3,516
Scorpio Tankers, Inc.	904	2,405
Ship Finance International, Ltd.	226	3,220

		23,552

Transport-Rail — 0.0%
Kansas City Southern	11	1,173
Norfolk Southern Corp.	23	3,300

		4,473

Transport-Services — 0.6%
FedEx Corp.	27	6,675
Royal Mail PLC	5,603	44,748
United Parcel Service, Inc., Class B	536	60,836

		112,259

Transport-Truck — 0.1%
Covenant Transportation Group, Inc., Class A†	131	3,635
Heartland Express, Inc.	144	2,568
Werner Enterprises, Inc.	116	3,979

		10,182

Travel Services — 0.0%
TUI AG	204	4,612

Warehousing & Harbor Transportation Services — 0.2%
Hutchison Port Holdings Trust	109,203	36,496

Water — 0.0%
Severn Trent PLC	109	2,906
Veolia Environnement SA	157	3,717

		6,623

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	6,487

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	63	64,171
Alphabet, Inc., Class C†	76	77,317
United Internet AG	48	3,105

		144,593

Wireless Equipment — 0.2%
Aerohive Networks, Inc.†	793	3,228
Motorola Solutions, Inc.	375	41,186

		44,414

Total Common Stocks (cost $11,626,728)		11,862,391

U.S. CORPORATE BONDS & NOTES — 15.2%
Aerospace/Defense — 0.4%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	$91,000	86,402

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	81,000	83,371

Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	62,000	57,069

Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	51,000	50,369

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 6.85% due 04/30/2019	76,000	79,125

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 01/15/2019	47,000	46,878

Banks-Super Regional — 1.4%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	87,000	82,153
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	54,000	53,789
US Bancorp Senior Notes 3.15% due 04/27/2027	91,000	86,286
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	54,000	49,865

		272,093

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	78,000	79,241

Computers — 0.2%
Apple, Inc. FRS Senior Notes 2.09% (3 ML+0.30%) due 05/06/2019	43,000	43,144

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co. Senior Notes 1.60% due 11/15/2018	59,000	58,803

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	89,000	85,945

Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	57,000	53,129
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	77,000	78,978
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	74,000	84,246

		302,298

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	65,000	79,812

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 5.00% due 07/08/2019	134,000	137,744

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	84,000	82,208
Visa, Inc. Senior Notes 4.30% due 12/14/2045	110,000	114,362

		196,570

Food-Retail — 0.5%
Kroger Co. Senior Notes 1.50% due 09/30/2019	111,000	108,716

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	49,000	50,610

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	58,000	58,025

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	51,000	50,011

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp. Senior Notes 1.80% due 11/13/2018	81,000	80,697

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	81,000	84,085

Medical-HMO — 0.5%
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	51,000	50,773
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	47,000	45,965

		96,738

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/14/2019	58,000	57,449

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	57,000	56,852

Oil Companies-Exploration & Production — 0.5%
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	53,000	53,882
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	52,000	50,915

		104,797

Oil Companies-Integrated — 0.3%
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	55,000	51,453

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 3.35% due 03/09/2021	50,000	50,105

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	81,000	80,307

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	52,000	52,079

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	59,000	57,832

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	56,000	57,174
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	103,000	110,756

		167,930

Transport-Rail — 0.6%
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	112,000	113,048

Transport-Services — 0.4%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	77,000	77,908

Total U.S. Corporate Bonds & Notes (cost $3,072,869)		2,971,561

U.S. GOVERNMENT AGENCIES — 3.8%
Federal Home Loan Mtg. Corp. — 1.3%
2.38% due 01/13/2022	173,000	170,408
3.75% due 03/27/2019	93,000	94,227

		264,635

Federal National Mtg. Assoc. — 2.5%
2.13% due 04/24/2026	235,000	218,973
2.63% due 09/06/2024	276,000	270,224

		489,197

Total U.S. Government Agencies (cost $768,289)		753,832

U.S. GOVERNMENT TREASURIES — 8.7%
United States Treasury Bonds — 2.5%
2.75% due 11/15/2042	122,000	115,133
2.75% due 11/15/2047	121,000	112,899
3.38% due 05/15/2044	244,000	256,552

		484,584

United States Treasury Notes — 6.2%
1.25% due 10/31/2021	142,000	135,194
1.50% due 10/31/2019	83,000	81,875
1.63% due 02/15/2026	251,000	228,390
1.75% due 05/15/2023	60,000	57,049
2.00% due 02/15/2025	135,000	127,549
2.00% due 11/15/2026	118,000	109,699
2.25% due 01/31/2024	90,000	87,177
2.25% due 11/15/2024	122,000	117,368
2.25% due 02/15/2027	116,000	109,860
3.13% due 05/15/2021	159,000	161,180

		1,215,341

Total U.S. Government Treasuries (cost $1,739,867)		1,699,925

EXCHANGE-TRADED FUNDS — 5.1%
FlexShares Quality Dividend Index Fund	8,881	392,274
iShares Edge MSCI ETF	5,397	574,511
iShares MSCI EAFE ETF	564	39,897

Total Exchange-Traded Funds (cost $987,241)		1,006,682

Total Long-Term Investment Securities (cost $18,194,994)		18,294,391

SHORT-TERM INVESTMENT SECURITIES — 6.4%
Registered Investment Companies — 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(1) (cost $1,253,294)	1,253,294	1,253,294

TOTAL INVESTMENTS (cost $19,448,288)	99.7%	19,547,685
Other assets less liabilities	0.3	61,223

NET ASSETS	100.0%	$19,608,908

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $40,153 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of April 30, 2018.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	June 2018	$406,253	$397,050	$(9,203)
3	Short	U.S. Treasury 10 Year Notes	June 2018	359,572	358,875	697

						$(8,506)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,370,346	$3,492,045	**	$—	$11,862,391
U.S. Corporate Bonds & Notes	—	2,971,561		—	2,971,561
U.S. Government Agencies	—	753,832		—	753,832
U.S. Government Treasuries	—	1,699,925		—	1,699,925
Exchange-Traded Funds	1,006,682	—		—	1,006,682
Short-Term Investment Securities	1,253,294	—		—	1,253,294

Total Investments at Value	$10,630,322	$8,917,363		$—	$19,547,685

Other Financial Instruments:+
Futures Contracts	$697	$—		$—	$697

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$9,203	$—		$—	$9,203

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $3,380,507 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Aerospace/Defense — 3.6%
Boeing Co.	50,242	$16,758,721
Lockheed Martin Corp.	17,603	5,647,747

		22,406,468

Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	160,690	6,234,772

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	110,634	5,020,571

Airlines — 1.2%
Copa Holdings SA, Class A	25,536	2,992,053
Delta Air Lines, Inc.	83,839	4,378,073

		7,370,126

Applications Software — 7.0%
Microsoft Corp.	360,373	33,702,083
salesforce.com, Inc.†	85,098	10,296,007

		43,998,090

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	79,551	3,101,693

Beverages-Non-alcoholic — 1.9%
PepsiCo, Inc.	117,756	11,886,291

Building & Construction Products-Misc. — 0.4%
Owens Corning	36,383	2,382,723

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	363,063	11,396,548

Chemicals-Diversified — 0.2%
Huntsman Corp.	31,865	948,621

Chemicals-Specialty — 0.6%
Univar, Inc.†	131,977	3,637,286

Commercial Services-Finance — 2.5%
Global Payments, Inc.	65,740	7,431,907
Total System Services, Inc.	100,515	8,449,291

		15,881,198

Computer Services — 4.1%
Accenture PLC, Class A	53,196	8,043,235
Cognizant Technology Solutions Corp., Class A	113,475	9,284,525
DXC Technology Co.	85,324	8,793,491

		26,121,251

Computers — 5.5%
Apple, Inc.	208,879	34,519,344

Computers-Memory Devices — 0.9%
Western Digital Corp.	70,798	5,578,174

Containers-Paper/Plastic — 0.8%
Berry Global Group, Inc.†	31,860	1,752,300
Sealed Air Corp.	77,778	3,410,565

		5,162,865

Cruise Lines — 0.6%
Norwegian Cruise Line Holdings, Ltd.†	11,121	594,640
Royal Caribbean Cruises, Ltd.	31,422	3,399,546

		3,994,186

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	43,452	4,126,636

Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	24,017	6,000,647

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	11,466	2,411,873

Diversified Manufacturing Operations — 2.9%
Illinois Tool Works, Inc.	41,227	5,855,058
Ingersoll-Rand PLC	69,292	5,812,906
Textron, Inc.	107,655	6,689,682

		18,357,646

E-Commerce/Products — 4.1%
Amazon.com, Inc.†	16,504	25,847,410

E-Commerce/Services — 1.8%
Booking Holdings, Inc.†	5,350	11,652,300

Electric-Integrated — 0.5%
AES Corp.	278,182	3,404,948

Electronic Components-Semiconductors — 2.5%
NVIDIA Corp.	54,039	12,153,371
Texas Instruments, Inc.	37,035	3,756,460

		15,909,831

Electronic Forms — 2.2%
Adobe Systems, Inc.†	62,471	13,843,574

Entertainment Software — 2.0%
Electronic Arts, Inc.†	45,188	5,331,280
Take-Two Interactive Software, Inc.†	71,199	7,099,253

		12,430,533

Finance-Consumer Loans — 0.7%
Synchrony Financial	129,500	4,295,515

Finance-Credit Card — 1.8%
Discover Financial Services	93,837	6,685,886
Visa, Inc., Class A	34,436	4,369,240

		11,055,126

Food-Meat Products — 1.1%
Tyson Foods, Inc., Class A	96,436	6,760,164

Food-Misc./Diversified — 0.7%
General Mills, Inc.	103,313	4,518,911

Hotels/Motels — 1.5%
Marriott International, Inc., Class A	68,123	9,311,052

Insurance-Life/Health — 0.9%
Prudential Financial, Inc.	52,182	5,547,990

Insurance-Multi-line — 0.8%
MetLife, Inc.	110,780	5,280,883

Internet Content-Entertainment — 4.5%
Facebook, Inc., Class A†	146,039	25,118,708
Netflix, Inc.†	11,301	3,531,110

		28,649,818

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	22,544	3,716,604

Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	7,331	1,936,777

Medical Instruments — 2.0%
Edwards Lifesciences Corp.†	66,717	8,497,077
Medtronic PLC	54,608	4,375,739

		12,872,816

Medical-Biomedical/Gene — 3.5%
Amgen, Inc.	24,280	4,236,374
Biogen, Inc.†	31,875	8,721,000
Celgene Corp.†	80,571	7,017,734
Vertex Pharmaceuticals, Inc.†	14,598	2,235,830

		22,210,938

Medical-Drugs — 2.0%
Bristol-Myers Squibb Co.	40,347	2,103,289
Eli Lilly & Co.	126,989	10,294,998

		12,398,287

Medical-HMO — 1.4%
UnitedHealth Group, Inc.	15,603	3,688,549
WellCare Health Plans, Inc.†	26,190	5,373,141

		9,061,690

Medical-Hospitals — 1.0%
HCA Healthcare, Inc.	64,240	6,150,338

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	28,304	4,421,368

Networking Products — 1.1%
Cisco Systems, Inc.	156,530	6,932,714

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	67,553	5,060,395

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	15,733	1,190,988

Real Estate Investment Trusts — 2.2%
Extra Space Storage, Inc.	40,095	3,592,111
SBA Communications Corp.†	43,976	7,046,274
Simon Property Group, Inc.	22,541	3,524,060

		14,162,445

Rental Auto/Equipment — 1.2%
United Rentals, Inc.†	50,564	7,584,600

Retail-Apparel/Shoe — 1.2%
Ross Stores, Inc.	91,292	7,380,958

Retail-Arts & Crafts — 0.8%
Michaels Cos., Inc.†	272,110	5,066,688

Retail-Building Products — 0.6%
Home Depot, Inc.	21,796	4,027,901

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	83,079	6,358,036

Retail-Discount — 1.7%
Costco Wholesale Corp.	52,790	10,408,076

Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	49,452	4,196,002

Retail-Restaurants — 1.5%
Starbucks Corp.	165,576	9,532,210

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	157,603	7,828,141

Tobacco — 0.9%
Philip Morris International, Inc.	68,363	5,605,766

Transport-Rail — 2.0%
Kansas City Southern	10,261	1,094,130
Union Pacific Corp.	86,635	11,577,035

		12,671,165

Web Hosting/Design — 0.3%
VeriSign, Inc.†	16,934	1,988,390

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	14,690	14,962,940
Alphabet, Inc., Class C†	17,261	17,560,133

		32,523,073

Total Long-Term Investment Securities (cost $504,549,120)		614,331,430

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank 1.41% due 05/01/2018 (cost $2,795,000)	$2,795,000	2,795,000

TOTAL INVESTMENTS (cost $507,344,120)	98.0%	617,126,430
Other assets less liabilities	2.0	12,643,593

NET ASSETS	100.0%	$629,770,023

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$614,331,430	$—	$—	$614,331,430
Short-Term Investment Securities	—	2,795,000	—	2,795,000

Total Investments at Value	$614,331,430	$2,795,000	$—	$617,126,430

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.7%
Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	110,569	$13,284,865

Applications Software — 1.2%
Microsoft Corp.	85,063	7,955,092
salesforce.com, Inc.†	44,722	5,410,915

		13,366,007

Athletic Footwear — 1.2%
NIKE, Inc., Class B	192,415	13,159,262

Banks-Super Regional — 1.0%
US Bancorp	226,726	11,438,327

Beverages-Wine/Spirits — 2.1%
Diageo PLC	259,835	9,242,275
Pernod Ricard SA	84,884	14,079,086

		23,321,361

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	610,408	19,160,707

Chemicals-Diversified — 0.9%
PPG Industries, Inc.	94,978	10,056,271

Coatings/Paint — 1.2%
Sherwin-Williams Co.	37,258	13,698,276

Computer Services — 6.2%
Accenture PLC, Class A	118,317	17,889,530
Amdocs, Ltd.	143,129	9,625,425
Cognizant Technology Solutions Corp., Class A	280,734	22,969,656
DXC Technology Co.	172,115	17,738,172

		68,222,783

Computers — 2.1%
Apple, Inc.	74,286	12,276,505
Hewlett Packard Enterprise Co.	658,346	11,224,799

		23,501,304

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	42,493	4,399,725

Containers-Metal/Glass — 1.4%
Crown Holdings, Inc.†	308,113	15,356,352

Cosmetics & Toiletries — 2.4%
Colgate-Palmolive Co.	173,545	11,320,340
Coty, Inc., Class A	423,753	7,352,115
Estee Lauder Cos., Inc., Class A	55,109	8,161,092

		26,833,547

Data Processing/Management — 1.7%
Fidelity National Information Services, Inc.	201,582	19,144,243

Diagnostic Equipment — 4.5%
Danaher Corp.	241,089	24,186,049
Thermo Fisher Scientific, Inc.	120,372	25,320,250

		49,506,299

Diversified Banking Institutions — 9.7%
Bank of America Corp.	1,142,863	34,194,461
Goldman Sachs Group, Inc.	79,442	18,933,412
JPMorgan Chase & Co.	366,498	39,867,652
Morgan Stanley	284,483	14,685,013

		107,680,538

Electric Products-Misc. — 0.9%
AMETEK, Inc.	146,808	10,247,198

Electric-Integrated — 0.5%
American Electric Power Co., Inc.	80,159	5,609,527

Electronic Components-Semiconductors — 2.7%
Broadcom, Inc.	55,965	12,839,490
Texas Instruments, Inc.	163,131	16,546,378

		29,385,868

Electronic Connectors — 0.5%
TE Connectivity, Ltd.	64,400	5,908,700

Electronic Forms — 1.2%
Adobe Systems, Inc.†	58,024	12,858,118

Electronic Measurement Instruments — 0.6%
Fortive Corp.	87,675	6,164,429

Engineering/R&D Services — 0.6%
Fluor Corp.	117,543	6,929,160

Finance-Credit Card — 4.8%
Mastercard, Inc., Class A	114,886	20,480,727
Visa, Inc., Class A	254,089	32,238,812

		52,719,539

Finance-Other Services — 1.4%
Nasdaq, Inc.	176,477	15,586,449

Food-Catering — 0.7%
Aramark	196,847	7,360,109

Food-Dairy Products — 1.3%
Danone SA	182,145	14,684,409

Food-Misc./Diversified — 1.4%
Mondelez International, Inc., Class A	399,378	15,775,431

Home Decoration Products — 1.3%
Newell Brands, Inc.	514,811	14,224,228

Instruments-Controls — 1.7%
Honeywell International, Inc.	129,771	18,775,268

Insurance-Multi-line — 1.1%
Chubb, Ltd.	87,027	11,806,953

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	90,524	15,570,128

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	10,122	5,278,623

Medical Instruments — 2.0%
Medtronic PLC	270,743	21,694,637

Medical Products — 1.4%
Abbott Laboratories	158,642	9,221,859
Stryker Corp.	35,244	5,971,039

		15,192,898

Medical-Biomedical/Gene — 1.1%
Biogen, Inc.†	42,625	11,662,200

Medical-Drugs — 4.9%
Eli Lilly & Co.	179,077	14,517,772
Johnson & Johnson	224,499	28,396,878
Zoetis, Inc.	135,845	11,340,341

		54,254,991

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	74,136	11,580,785

Multimedia — 0.6%
Walt Disney Co.	63,864	6,407,475

Networking Products — 0.8%
Cisco Systems, Inc.	208,176	9,220,115

Oil Companies-Exploration & Production — 2.0%
EOG Resources, Inc.	184,431	21,794,211

Oil-Field Services — 1.8%
Schlumberger, Ltd.	297,778	20,415,660

Pipelines — 1.4%
Enterprise Products Partners LP	587,159	15,759,348

Private Equity — 0.8%
Blackstone Group LP	267,313	8,273,337

Real Estate Investment Trusts — 2.4%
American Tower Corp.	193,949	26,446,886

Retail-Apparel/Shoe — 1.1%
Ross Stores, Inc.	152,765	12,351,050

Retail-Discount — 1.7%
Costco Wholesale Corp.	58,500	11,533,860
Dollar Tree, Inc.†	70,444	6,754,875

		18,288,735

Retail-Gardening Products — 0.9%
Tractor Supply Co.	150,430	10,229,240

Retail-Restaurants — 1.4%
Starbucks Corp.	277,007	15,947,293

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	70,197	6,131,708

Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	44,370	15,444,213

Transport-Rail — 1.7%
Canadian National Railway Co.	249,341	19,269,072

Web Portals/ISP — 4.1%
Alphabet, Inc., Class A†	30,833	31,405,877
Alphabet, Inc., Class C†	13,767	14,005,582

		45,411,459

Total Long-Term Investment Securities (cost $783,929,945)		1,046,789,317

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 1.43% due 05/01/2018 (cost $7,029,000)	$7,029,000	7,029,000

TOTAL INVESTMENTS (cost $790,958,945)	95.3%	1,053,818,317
Other assets less liabilities	4.7	51,557,931

NET ASSETS	100.0%	$1,105,376,248

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$993,339,334	$53,449,983	**	$—	$1,046,789,317
Short-Term Investment Securities	—	7,029,000		—	7,029,000

Total Investments at Value	$993,339,334	$60,478,983		$—	$1,053,818,317

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $53,449,983 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.9%
Cable/Satellite TV — 3.8%
Altice USA, Inc., Class A†	29,474	$527,584
Comcast Corp., Class A	23,999	753,329
NOS SGPS SA	53,700	318,595

		1,599,508

Cellular Telecom — 2.1%
Advanced Info Service PCL	34,000	224,081
America Movil SAB de CV, Series L ADR	3,911	72,314
Millicom International Cellular SA SDR	1,106	73,655
Mobile TeleSystems PJSC ADR	27,400	287,700
Vodafone Group PLC	73,516	213,905

		871,655

Electric-Distribution — 5.7%
CenterPoint Energy, Inc.	11,340	287,242
PPL Corp.	50,721	1,475,981
Sempra Energy	5,326	595,447

		2,358,670

Electric-Generation — 5.5%
EDP Renovaveis SA	219,788	2,111,031
Engie Brasil Energia SA	18,400	194,284

		2,305,315

Electric-Integrated — 37.3%
AES Corp.	59,253	725,257
American Electric Power Co., Inc.	15,615	1,092,738
Avangrid, Inc.	7,535	397,170
CLP Holdings, Ltd.	2,000	20,706
CMS Energy Corp.	2,794	131,849
Duke Energy Corp.	8,677	695,548
Edison International	10,339	677,411
EDP - Energias do Brasil SA	20,571	81,563
Emera, Inc.	18,965	590,685
Enel Americas SA ADR	24,089	273,410
Enel SpA	213,929	1,355,015
Enersis SA	71,077	16,224
Entergy Corp.	265	21,621
Eversource Energy	2,865	172,616
Exelon Corp.	69,603	2,761,847
Great Plains Energy, Inc.	13,233	433,116
Iberdrola SA	113,875	877,861
NextEra Energy, Inc.	10,543	1,728,103
PG&E Corp.	14,821	683,248
Public Service Enterprise Group, Inc.	10,364	540,483
RWE AG	19,975	478,879
Southern Co.	16,853	777,260
SSE PLC	42,775	811,781
Westar Energy, Inc.	1,737	94,111
Xcel Energy, Inc.	1,858	87,029

		15,525,531

Energy-Alternate Sources — 0.7%
China Longyuan Power Group Corp. Ltd.	282,000	277,066

Gas-Distribution — 1.5%
Atmos Energy Corp.	252	21,896
China Resources Gas Group, Ltd.	162,000	595,920

		617,816

Independent Power Producers — 5.4%
NRG Energy, Inc.	30,751	953,281
NRG Yield, Inc., Class A	18,052	317,896
NRG Yield, Inc., Class C	4,728	84,158
Vistra Energy Corp.†	38,898	888,819

		2,244,154

Internet Connectivity Services — 3.0%
Com Hem Holding AB	72,139	1,252,502

Non-Hazardous Waste Disposal — 0.6%
Covanta Holding Corp.	17,164	255,744

Pipelines — 14.9%
APA Group	37,239	233,454
Cheniere Energy, Inc.†	23,002	1,337,796
Enbridge, Inc.	34,310	1,039,227
Kinder Morgan, Inc.	15,199	240,448
ONEOK, Inc.	1,652	99,484
Plains GP Holdings LP, Class A	20,653	500,216
SemGroup Corp., Class A	5,386	135,458
Tallgrass Energy GP LP	3,025	61,892
Targa Resources Corp.	7,044	330,857
TransCanada Corp.	36,216	1,535,573
Williams Cos., Inc.	26,106	671,707

		6,186,112

Real Estate Investment Trusts — 2.6%
American Tower Corp.	7,939	1,082,562

Satellite Telecom — 1.3%
Cellnex Telecom SA*	20,008	534,472

Telecom Services — 1.3%
Globe Telecom, Inc.	650	19,332
TELUS Corp.	11,367	406,802
XL Axiata Tbk PT†	837,350	127,139

		553,273

Telecommunication Equipment — 0.2%
Telesites SAB de CV†	121,000	93,878

Telephone-Integrated — 4.1%
Hellenic Telecommunications Organization SA	26,580	385,897
KDDI Corp.	8,800	236,241
Koninklijke KPN NV	131,761	408,476
Orange SA	23,884	434,149
Telefonica Brasil SA ADR	17,548	247,778

		1,712,541

Water — 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	39,200	393,432

Total Common Stocks (cost $34,500,213)		37,864,231

CONVERTIBLE PREFERRED SECURITIES — 5.7%
Electric-Distribution — 0.5%
Sempra Energy 6.00%	1,776	182,626

Electric-Integrated — 2.7%
Dominion Resources, Inc. Series A 6.75%	6,616	303,939

NextEra Energy, Inc. 6.37%	3,747	274,843
NextEra Energy, Inc. 6.12%	9,389	542,684

		1,121,466

Gas-Distribution — 0.0%
South Jersey Industries, Inc. 7.25%	2,209	1,149

Independent Power Producers — 0.4%
Vistra Energy Corp. 7.00%	1,932	181,608

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp. 7.50%	29,024	889,585

Total Convertible Preferred Securities (cost $2,553,292)		2,376,434

Total Long-Term Investment Securities (cost $37,053,505)		40,240,665

SHORT-TERM INVESTMENT SECURITIES — 2.6%
U.S. Government Agencies — 2.6%
Federal Home Loan Bank Disc. Notes 1.43% due 05/01/2018 (cost $1,074,000)	$1,074,000	1,074,000

TOTAL INVESTMENTS (cost $38,127,505)	99.2%	41,314,665
Other assets less liabilities	0.8	326,680

NET ASSETS	100.0%	$41,641,345

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $534,472 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	25,881	CAD	33,420	05/25/2018	$161	$—

BNP Paribas SA	USD	20,345	EUR	16,448	05/25/2018	—	(451)

Citibank N.A.	EUR	69,471	USD	85,645	05/25/2018	1,620	—
	USD	20,082	EUR	16,239	05/25/2018	—	(441)

						1,620	(441)

Deutsche Bank AG	GBP	407,727	USD	581,651	05/25/2018	19,766	—
	USD	70,179	EUR	56,737	05/25/2018	—	(1,556)

						19,766	(1,556)

HSBC Bank USA	USD	83,417	CAD	105,000	05/25/2018	—	(1,598)

JPMorgan Chase Bank N.A.	EUR	2,336,996	USD	2,901,220	05/25/2018	74,644	—
	GBP	14,000	USD	19,880	05/25/2018	587	—
	USD	123,118	CAD	155,000	05/25/2018	—	(2,339)

						75,231	(2,339)

Merrill Lynch International	CAD	3,063,404	USD	2,373,885	05/25/2018	—	(13,187)
	EUR	103,000	USD	124,600	05/25/2018	22	—
	USD	6,198	EUR	4,993	05/25/2018	—	(159)

						22	(13,346)

Morgan Stanley Capital Services, Inc.	EUR	1,104,828	USD	1,377,742	07/18/2018	35,657	—
	GBP	24,000	USD	33,042	05/25/2018	—	(32)
	USD	2,562	CAD	3,295	05/25/2018	6	—
	USD	51,047	EUR	41,020	05/25/2018	—	(1,434)

						35,663	(1,466)

Royal Bank of Scotland PLC	EUR	4,656	USD	5,780	05/25/2018	149	—
	USD	32,157	EUR	26,012	05/25/2018	—	(696)

						149	(696)

State Street Bank And Trust Company	USD	16,344	EUR	13,177	05/25/2018	—	(407)

Net Unrealized Appreciation/(Depreciation)						$132,612	$(22,300)

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$27,098,155	$10,766,076	**	$—	$37,864,231
Convertible Preferred Secutities	2,376,434	—		—	2,376,434
Short-Term Investment securities	—	1,074,000		—	1,074,000

Total Investments at Value	$29,474,589	$11,840,076		$—	$41,314,665

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$132,612		$—	$132,612

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$22,300		$—	$22,300

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $10,745,370 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity secutities. There were no additional transfer between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 60.2%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	36,842	$869,103
Omnicom Group, Inc.	24,152	1,779,036

		2,648,139

Aerospace/Defense — 1.6%
Boeing Co.	9,076	3,027,390
Lockheed Martin Corp.	10,832	3,475,339
Northrop Grumman Corp.	5,092	1,639,828

		8,142,557

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	28,144	3,381,502

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	27,180	1,233,428

Airlines — 0.2%
Copa Holdings SA, Class A	3,716	435,404
Delta Air Lines, Inc.	14,128	737,764

		1,173,168

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	23,318	430,683

Appliances — 0.1%
Whirlpool Corp.	4,513	699,289

Applications Software — 0.4%
Microsoft Corp.	22,438	2,098,402

Athletic Footwear — 0.2%
NIKE, Inc., Class B	11,263	770,277

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	38,311	430,615
General Motors Co.	15,488	569,029
Toyota Motor Corp.	15,700	1,028,394

		2,028,038

Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	11,495	448,190
Aptiv PLC	16,330	1,381,191

		1,829,381

Banks-Commercial — 0.1%
Royal Bank of Canada	7,382	561,376

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	55,285	3,013,586
State Street Corp.	23,626	2,357,402

		5,370,988

Banks-Super Regional — 2.0%
PNC Financial Services Group, Inc.	20,936	3,048,491
SunTrust Banks, Inc.	9,415	628,922
US Bancorp	70,154	3,539,269
Wells Fargo & Co.	62,474	3,246,149

		10,462,831

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	12,275	481,180
PepsiCo, Inc.	4,767	481,181

		962,361

Beverages-Wine/Spirits — 0.4%
Diageo PLC	56,727	2,017,767

Building & Construction Products-Misc. — 0.3%
Owens Corning	25,278	1,655,456

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	90,835	3,076,581

Building-Residential/Commercial — 0.1%
PulteGroup, Inc.	19,121	580,514

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	187,972	5,900,441

Chemicals-Diversified — 1.1%
Celanese Corp., Series A	8,668	941,952
DowDuPont, Inc.	18,478	1,168,549
PPG Industries, Inc.	34,781	3,682,612

		5,793,113

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	22,205	686,134
Sherwin-Williams Co.	4,354	1,600,792

		2,286,926

Commercial Services-Finance — 0.5%
Equifax, Inc.	9,017	1,010,355
Moody’s Corp.	4,744	769,477
Worldpay, Inc., Class A†	7,771	631,160

		2,410,992

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	5,770	556,863

Computer Services — 2.1%
Accenture PLC, Class A	29,252	4,422,902
Amdocs, Ltd.	14,094	947,822
Cognizant Technology Solutions Corp., Class A	4,328	354,117
DXC Technology Co.	40,538	4,177,846
International Business Machines Corp.	6,521	945,284

		10,847,971

Computers — 0.4%
Apple, Inc.	9,322	1,540,554
Hewlett Packard Enterprise Co.	22,206	378,612

		1,919,166

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	8,218	850,892

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	18,027	898,466

Cosmetics & Toiletries — 0.3%
Coty, Inc., Class A	52,641	913,321
Procter & Gamble Co.	5,779	418,053

		1,331,374

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	11,639	1,105,356
Fiserv, Inc.†	11,566	819,567

		1,924,923

Diagnostic Equipment — 1.5%
Danaher Corp.	37,474	3,759,392
Thermo Fisher Scientific, Inc.	18,921	3,980,032

		7,739,424

Distribution/Wholesale — 0.0%
HD Supply Holdings, Inc.†	5,540	214,453

Diversified Banking Institutions — 5.3%
Bank of America Corp.	139,236	4,165,941
BNP Paribas SA	6,050	466,296
Citigroup, Inc.	80,948	5,526,320
Goldman Sachs Group, Inc.	17,862	4,257,050
JPMorgan Chase & Co.	95,657	10,405,569
Morgan Stanley	24,140	1,246,107
Sumitomo Mitsui Financial Group, Inc.	7,600	315,440
UBS Group AG	48,731	818,751

		27,201,474

Diversified Manufacturing Operations — 1.7%
3M Co.	10,723	2,084,444
Eaton Corp. PLC	52,222	3,918,217
Illinois Tool Works, Inc.	15,360	2,181,427
Ingersoll-Rand PLC	6,707	562,650

		8,746,738

Electric-Distribution — 0.4%
PPL Corp.	48,580	1,413,678
Sempra Energy	6,275	701,545

		2,115,223

Electric-Generation — 0.1%
Engie SA	36,023	631,325

Electric-Integrated — 1.8%
American Electric Power Co., Inc.	8,713	609,736
Duke Energy Corp.	31,563	2,530,090
Exelon Corp.	62,031	2,461,390
Public Service Enterprise Group, Inc.	15,351	800,554
Southern Co.	26,714	1,232,050
SSE PLC	45,111	856,113
WEC Energy Group, Inc.	8,225	528,703
Xcel Energy, Inc.	9,252	433,364

		9,452,000

Electronic Components-Semiconductors — 0.8%
Broadcom, Inc.	2,615	599,933
Intel Corp.	21,108	1,089,595
Texas Instruments, Inc.	25,839	2,620,850

		4,310,378

Electronic Forms — 0.6%
Adobe Systems, Inc.†	13,531	2,998,470

Enterprise Software/Service — 0.2%
Oracle Corp.	18,960	865,903

Entertainment Software — 0.2%
Take-Two Interactive Software, Inc.†	9,711	968,284

Finance-Credit Card — 0.6%
American Express Co.	11,686	1,153,992
Discover Financial Services	17,251	1,229,134
Visa, Inc., Class A	6,129	777,648

		3,160,774

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	12,328	686,423

Finance-Other Services — 0.2%
Nasdaq, Inc.	13,432	1,186,314

Fisheries — 0.3%
Marine Harvest ASA	59,140	1,284,498

Food-Catering — 0.1%
Aramark	16,767	626,918

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,852	439,436

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	39,072	2,738,947

Food-Misc./Diversified — 1.3%
Danone SA	13,238	1,067,239
General Mills, Inc.	47,352	2,071,176
Mondelez International, Inc., Class A	13,397	529,182
Nestle SA	30,374	2,348,185
Pinnacle Foods, Inc.	9,250	558,700

		6,574,482

Food-Retail — 0.2%
Kroger Co.	33,147	834,973
Seven & i Holdings Co., Ltd.	8,800	386,557

		1,221,530

Home Decoration Products — 0.3%
Newell Brands, Inc.	58,160	1,606,961

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	4,067	555,878

Housewares — 0.1%
Tupperware Brands Corp.	8,427	375,507

Instruments-Controls — 0.8%
Honeywell International, Inc.	29,567	4,277,754

Insurance Brokers — 0.6%
Aon PLC	22,222	3,165,968

Insurance-Life/Health — 0.9%
Athene Holding, Ltd., Class A†	13,613	667,037
Prudential Financial, Inc.	29,910	3,180,031
Unum Group	16,230	785,208

		4,632,276

Insurance-Multi-line — 1.8%
Chubb, Ltd.	28,098	3,812,056
MetLife, Inc.	83,236	3,967,860
Zurich Insurance Group AG	4,420	1,409,941

		9,189,857

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	22,329	2,938,496

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	22,565	3,881,180

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	4,277	2,230,456
Franklin Resources, Inc.	9,314	313,323
Invesco, Ltd.	14,607	423,165
T. Rowe Price Group, Inc.	11,892	1,353,547

		4,320,491

Machinery-Electrical — 0.1%
Regal Beloit Corp.	3,586	255,323

Machinery-Farming — 0.1%
Deere & Co.	4,558	616,834

Medical Instruments — 0.7%
Medtronic PLC	47,525	3,808,178

Medical Products — 0.7%
Abbott Laboratories	47,775	2,777,161
Zimmer Biomet Holdings, Inc.	7,288	839,359

		3,616,520

Medical-Biomedical/Gene — 0.1%
Biogen, Inc.†	1,612	441,043

Medical-Drugs — 3.9%
Bayer AG	13,504	1,616,558
Bristol-Myers Squibb Co.	16,169	842,890
Eli Lilly & Co.	28,934	2,345,679
Johnson & Johnson	44,985	5,690,153
Merck & Co., Inc.	30,484	1,794,593
Novartis AG	8,845	680,323
Pfizer, Inc.	172,431	6,312,699
Roche Holding AG	3,562	790,272

		20,073,167

Medical-Generic Drugs — 0.1%
Mylan NV†	13,331	516,710

Medical-HMO — 0.8%
Cigna Corp.	9,304	1,598,613
Humana, Inc.	7,708	2,267,540

		3,866,153

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	24,519	3,830,113

Metal-Diversified — 0.3%
Rio Tinto PLC	30,774	1,667,482

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,419	140,623

Multimedia — 0.1%
Time Warner, Inc.	6,800	644,640

Networking Products — 0.7%
Cisco Systems, Inc.	82,703	3,662,916

Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	13,776	927,400
EOG Resources, Inc.	19,244	2,274,064
EQT Corp.	9,759	489,804
Hess Corp.	11,974	682,398
Noble Energy, Inc.	18,234	616,856
Occidental Petroleum Corp.	16,943	1,309,016
Pioneer Natural Resources Co.	3,734	752,588

		7,052,126

Oil Companies-Integrated — 1.4%
BP PLC	238,348	1,761,001
Chevron Corp.	16,952	2,120,865
Eni SpA	50,997	995,197
Exxon Mobil Corp.	26,816	2,084,944

		6,962,007

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	7,857	588,568
Phillips 66	7,913	880,796

		1,469,364

Oil-Field Services — 0.5%
Schlumberger, Ltd.	35,854	2,458,150

Pharmacy Services — 0.5%
CVS Health Corp.	20,126	1,405,399
Express Scripts Holding Co.†	14,295	1,082,131

		2,487,530

Pipelines — 0.9%
Enterprise Products Partners LP	74,512	1,999,902
Plains All American Pipeline LP	29,131	684,870
Plains GP Holdings LP, Class A	31,206	755,809
Williams Partners LP	32,686	1,189,771

		4,630,352

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	27,576	580,751

Private Equity — 0.4%
Apollo Global Management LLC, Class A	51,190	1,476,320
Blackstone Group LP	25,654	793,991

		2,270,311

Real Estate Investment Trusts — 1.1%
AGNC Investment Corp.	11,961	226,302
Annaly Capital Management, Inc.	53,386	553,613
Extra Space Storage, Inc.	9,883	885,418
Medical Properties Trust, Inc.	134,717	1,721,683
PotlatchDeltic Corp.	4,247	220,207
Public Storage	1,910	385,400
Simon Property Group, Inc.	4,629	723,698
STAG Industrial, Inc.	11,024	270,859
STORE Capital Corp.	21,291	537,172

		5,524,352

Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	16,898	1,366,203
Urban Outfitters, Inc.†	14,462	582,385

		1,948,588

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	21,322	1,631,773

Retail-Discount — 0.1%
Walmart, Inc.	3,889	344,021

Retail-Gardening Products — 0.1%
Tractor Supply Co.	8,125	552,500

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	3,730	231,708

Retail-Restaurants — 0.1%
Starbucks Corp.	7,125	410,186

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	4,660	407,051
Maxim Integrated Products, Inc.	14,378	783,601
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,720	1,911,734

		3,102,386

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	11,982	939,383

Telephone-Integrated — 0.4%
Verizon Communications, Inc.	43,037	2,123,876

Textile-Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	2,314	805,452

Tobacco — 1.9%
Altria Group, Inc.	54,845	3,077,353
Japan Tobacco, Inc.	18,000	483,343
Philip Morris International, Inc.	76,347	6,260,454

		9,821,150

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	7,840	1,110,066

Toys — 0.0%
Hasbro, Inc.	2,273	200,229

Transport-Rail — 1.1%
Canadian National Railway Co.	7,415	573,031
Union Pacific Corp.	37,254	4,978,252

		5,551,283

Transport-Services — 0.3%
United Parcel Service, Inc., Class B	11,587	1,315,125

Web Portals/ISP — 0.3%
Alphabet, Inc., Class A†	1,378	1,403,603

Total Common Stocks (cost $235,977,980)		310,017,201

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	4,241	245,130
NextEra Energy, Inc. 6.37%	4,902	359,561

Total Convertible Preferred Securities (cost $564,313)		604,691

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022* (cost $558,325)	$510,000	552,738

ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 2.60% (3 ML+1.25%) due 10/18/2027*(2)(3)	514,000	513,590
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	616,978
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 3.48% (1 ML+1.60%) due 12/28/2040*(3)	309,632	280,921
Benchmark Mtg. Trust VRS Series 2018-B1, Class A5 3.67% due 01/15/2051(1)(4)	763,000	759,712
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(1)(4)	936,324	922,884
Cent CLO LP FRS Series 2014-21A, Class A1BR 3.58% (3 ML+1.21%) due 07/27/2026*(2)	590,176	590,649
Cent CLO LP FRS Series 2013-17A, Class A1 3.66% (3 ML+1.30%) due 01/30/2025*(2)	158,153	158,085
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 2.90% (3 ML+1.00%) due 06/15/2028*(3)	433,320	434,581
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*(3)	332,000	331,209
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(4)	245,404	240,530
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(4)	607,952	596,796
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	821,121	825,700
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	463,260
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.25% (3 ML + 0.90%) due 04/15/2029*(2)(3)	412,000	411,785
Dryden Senior Loan Fund FRS Series 2014-34A, Class AR 3.51% (3 ML+1.16%) due 10/15/2026*(2)	772,432	772,373
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	345,314
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	266,023
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(1)	89,472	90,612
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,375	866,712
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(4)	431,816	422,568

JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(4)	635,131	620,430
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,004,311
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(4)	166,564	163,324
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(4)	324,355	318,220
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(4)	294,880	290,094
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.30% due 11/15/2030*(1)(4)(5)	229,380	6
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 4.16% (3 ML+1.80%) due 04/18/2025*(2)	905,390	905,011
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(1)	176,419	167,353
UBS Commercial Mtg. Trust Series 2017-C7, Class A4 3.68% due 12/15/2050(4)	743,000	735,830
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	887,481

Total Asset Backed Securities (cost $15,911,781)		15,002,342

U.S. CORPORATE BONDS & NOTES — 8.4%
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	677,000	710,427

Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Company Guar. Notes 3.35% due 05/04/2021*(3)	494,000	493,427
Ford Motor Credit Co. LLC Senior Notes 3.47% due 04/05/2021	200,000	199,138
General Motors Co. Senior Notes 5.15% due 04/01/2038	146,000	140,246
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	265,018
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	477,022
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	220,000	217,768

		1,792,619

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	364,000	346,581

Banks-Commercial — 0.1%
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	250,000	245,900
PNC Bank NA Senior Notes 2.30% due 06/01/2020	413,000	406,595

		652,495

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	635,000	629,900

Banks-Super Regional — 0.1%
Capital One Financial Corp. Senior Notes 2.50% due 05/12/2020	425,000	418,529
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	270,758

		689,287

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	446,000	422,702

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	132,000	130,443
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	947,899

		1,078,342

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	214,227
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	170,719

		384,946

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	383,381

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	456,216
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	193,000	181,448
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	906,623

		1,544,287

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	240,000	247,649

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	212,000	208,350
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	244,937

		453,287

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	727,332
Apple, Inc. Senior Notes 3.35% due 02/09/2027	470,000	459,964
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	217,970

		1,405,266

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	127,765

Diagnostic Equipment — 0.3%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	506,414
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	488,102
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	700,000	656,182

		1,650,698

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	496,000	481,333
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	349,662
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	357,000	344,744
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	818,076
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,312,293
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	459,947
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	106,000	102,345
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	647,000	637,823
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,103,490
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	221,920
Morgan Stanley Senior Notes 3.13% due 01/23/2023	447,000	436,836
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,047,000	1,009,797
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	664,219
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	247,260

		8,189,745

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	816,159

Electric-Integrated — 0.5%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	74,322

Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	676,224
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	414,038
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	521,016
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	192,774
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	660,596

		2,538,970

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	564,290

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	729,410

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	545,000	516,053
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	211,000	204,460
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	509,514

		1,230,027

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	289,974
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	186,718
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	530,205

		1,006,897

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	149,702

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	540,000	490,228
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	156,000	158,126

		648,354

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	417,944

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	593,186

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	303,742

Insurance-Property/Casualty — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	236,050

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	621,989

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	131,205
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	418,384

		549,589

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	325,000	322,597
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	208,582
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	448,000	437,266
Zimmer Biomet Holdings, Inc. FRS Senior Notes 2.93% (3 ML + 0.75%) due 03/19/2021	193,000	193,325
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	742,668

		1,904,438

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	317,909

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	32,257
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	268,860

		301,117

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	229,000	256,169

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	427,000	425,420

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	519,687
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	352,352
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	589,063

		1,461,102

Pharmacy Services — 0.0%
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	185,000	187,941

Pipelines — 0.5%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	579,817
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	518,194
Kinder Morgan Energy Partners LP Company Guar. Notes 7.40% due 03/15/2031	110,000	129,779
MPLX LP Senior Notes 4.50% due 04/15/2038	183,000	176,977
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	543,327
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	678,000	699,629

		2,647,723

Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	253,000	242,524
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	236,299
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	414,000	388,071

		866,894

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	907,459

Retail-Apparel/Shoe — 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	357,000	344,827

Retail-Discount — 0.0%
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	213,000	210,979

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027*	150,000	141,936

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	510,666
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	498,071
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	564,000	572,401

		1,581,138

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	457,000	514,178

Total U.S. Corporate Bonds & Notes (cost $43,222,568)		43,184,916

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.5%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	406,444
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	545,490
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 4.10% due 09/09/2023*	530,000	540,748
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	259,800

ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	708,418

		2,460,900

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	862,197

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	682,513
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*(3)	523,000	518,164
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	524,000	520,847

		1,721,524

E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	200,000	188,368

Electric-Distribution — 0.2%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(3)	561,000	559,025
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	394,000	381,375

		940,400

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	400,000	399,495

Food-Dairy Products — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	642,555

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,065,779

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	199,789

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	770,767
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	56,807

		827,574

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	647,319

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	517,000	512,379

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	679,084

Total Foreign Corporate Bonds & Notes (cost $11,174,769)		11,147,363

U.S. GOVERNMENT AGENCIES — 10.4%
Federal Home Loan Mtg. Corp. — 4.1%
3.00% due 03/01/2043	345,084	335,637
3.00% due 04/01/2043	791,465	769,684
3.00% due 05/01/2043	695,541	676,437
3.00% due 05/01/2046	356,222	344,427
3.00% due 10/01/2046	646,596	625,184
3.00% due 11/01/2046	857,509	829,113
3.50% due 02/01/2042	357,757	358,186
3.50% due 04/01/2042	214,351	214,608
3.50% due 12/01/2042	554,639	555,306
3.50% due 04/01/2043	155,805	155,992
3.50% due 07/01/2043	28,585	28,619
3.50% due 08/01/2043	345,960	346,375
3.50% due 12/01/2045	425,685	424,614
3.50% due 11/01/2046	273,140	271,752
3.50% due 12/01/2046	1,148,884	1,142,939
3.50% due 01/01/2047	980,289	975,217
4.00% due 11/01/2040	413,408	424,911
4.00% due 01/01/2041	868,381	892,575
4.00% due 04/01/2044	290,691	297,416
4.00% due 08/01/2047	733,455	748,507
4.50% due 08/01/2018	2,035	2,050
4.50% due 11/01/2018	7,366	7,419
4.50% due 01/01/2019	2,324	2,340
4.50% due 03/01/2019	830	837
4.50% due 08/01/2019	987	999
4.50% due 02/01/2020	2,276	2,292
4.50% due 08/01/2024	109,749	113,718
4.50% due 04/01/2035	22,985	24,048
4.50% due 07/01/2039	176,049	185,052
4.50% due 09/01/2039	77,279	81,349
4.50% due 10/01/2039	44,660	47,008
4.50% due 12/01/2039	68,761	72,383
4.50% due 05/01/2042	119,938	126,241
5.00% due 05/01/2018	129	130
5.00% due 09/01/2018	1,744	1,754
5.00% due 02/01/2019	5,690	5,720
5.00% due 09/01/2033	95,443	101,902

5.00% due 03/01/2034	37,127	39,988
5.00% due 04/01/2034	17,012	18,167
5.00% due 08/01/2035	22,271	23,735
5.00% due 10/01/2035	56,756	60,925
5.00% due 11/01/2035	165,864	177,599
5.00% due 12/01/2036	30,190	32,343
5.00% due 07/01/2039	229,317	245,736
5.50% due 01/01/2019	423	423
5.50% due 04/01/2019	1,001	1,003
5.50% due 06/01/2019	752	754
5.50% due 07/01/2019	727	727
5.50% due 12/01/2033	70,159	78,509
5.50% due 01/01/2034	97,224	106,506
5.50% due 04/01/2034	17,366	18,822
5.50% due 11/01/2034	11,897	13,078
5.50% due 05/01/2035	13,876	15,028
5.50% due 09/01/2035	17,746	19,199
5.50% due 10/01/2035	18,493	20,342
6.00% due 08/01/2019	7,367	7,439
6.00% due 09/01/2019	746	747
6.00% due 11/01/2019	2,836	2,847
6.00% due 05/01/2021	3,336	3,402
6.00% due 10/01/2021	24,220	24,754
6.00% due 04/01/2034	55,562	62,066
6.00% due 07/01/2034	46,393	51,646
6.00% due 08/01/2034	113,194	126,701
6.00% due 09/01/2034	5,058	5,590
6.00% due 07/01/2035	31,455	35,028
6.00% due 08/01/2035	26,679	29,707
6.00% due 11/01/2035	40,907	45,589
6.00% due 03/01/2036	14,494	16,010
6.00% due 07/01/2036	14,432	15,941
6.00% due 10/01/2036	27,542	30,687
6.00% due 01/01/2037	34,323	38,131
6.00% due 03/01/2037	8,190	9,047
6.00% due 05/01/2037	55,352	61,766
6.00% due 06/01/2037	25,125	27,983
6.50% due 05/01/2034	7,103	8,001
6.50% due 06/01/2034	34,628	39,006
6.50% due 08/01/2034	39,530	44,528
6.50% due 10/01/2034	28,378	31,965
6.50% due 11/01/2034	1,371	1,545
6.50% due 05/01/2037	41,553	46,976
6.50% due 07/01/2037	24,688	27,810
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K071, Class X1 0.29% due 11/25/2027(4)(5)	2,290,107	56,319
Series K712, Class A2 1.87% due 11/25/2019(4)	216,793	214,043
Series K704, Class A2 2.41% due 08/25/2018(4)	194,120	193,769
Series K503, Class A2 2.46% due 08/25/2019(4)	200,000	199,396
Series K026, Class A2 2.51% due 11/25/2022(4)	308,000	300,940
Series K042, Class A2 2.67% due 12/25/2024(4)	320,000	309,772
Series K055, Class A2 2.67% due 03/25/2026(4)	232,000	221,790
Series K720, Class A2 2.72% due 06/25/2022(4)	218,832	216,011
Series K718, Class A2 2.79% due 01/25/2022(4)	299,000	296,371
Series K028, Class A2 3.11% due 02/25/2023(4)	439,000	439,740
Series K066, Class A2 3.12% due 06/25/2027(4)	220,000	214,881
Series K041, Class A2 3.17% due 10/25/2024(4)	267,000	266,431
Series K064, Class A2 3.22% due 03/25/2027(4)	204,000	201,202
Series K068, Class A2 3.24% due 08/25/2027(4)	155,000	152,714
Series K071, Class A2 3.29% due 11/25/2027(4)	494,000	487,316
Series K060, Class A2 3.30% due 10/25/2026(4)	193,000	191,944
Series K062, Class A2 3.41% due 12/25/2026(4)	154,000	154,080
Series K003, Class A5 5.09% due 03/25/2019(4)	793,000	803,461
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.33% due 11/25/2027(1)(4)(5)	3,192,000	61,890
Series K070, Class XAM 0.37% due 12/25/2027(1)(4)(5)	1,984,000	46,157
Series K721, Class XAM 0.40% due 11/25/2024(1)(4)(5)	3,013,000	55,379
Series K069, Class XAM 0.41% due 09/25/2027(1)(4)(5)	2,042,000	52,669
Series K072, Class XAM 0.41% due 12/25/2027(1)(4)(5)	2,208,000	58,873
Series K728, Class XAM 0.43% due 08/25/2024(1)(4)(5)	2,996,000	64,637
Series K154, Class X1 0.45% due 11/25/2032(1)(4)(5)	1,761,256	57,782
Series K070, Class X1 0.46% due 11/25/2027(1)(4)(5)	2,068,279	58,101
Series K068, Class XAM 0.46% due 08/25/2027(1)(4)(5)	1,898,000	56,095
Series K729, Class X1 0.49% due 10/25/2024(1)(4)(5)	4,038,487	82,689
Series K072, Class X1 0.50% due 12/25/2027(1)(4)(5)	3,548,997	110,041

Series K069, Class X1 0.50% due 09/25/2027(1)(4)(5)	1,712,202	53,291
Series K728, Class X1 0.53% due 08/25/2024(1)(4)(5)	5,559,736	127,745
Series K068, Class X1 0.57% due 08/25/2027(1)(4)(5)	1,337,109	46,543
Series K727, Class XAM 0.64% due 07/25/2024(1)(4)(5)	2,786,000	85,513
Series K067, Class X1 0.71% due 07/25/2027(1)(4)(5)	2,375,933	109,035
Series K727, Class X1 0.75% due 07/25/2024(1)(4)(5)	1,025,452	32,770
Series K066, Class XAM 0.77% due 06/25/2027(1)(4)(5)	2,696,000	142,252
Series K066, Class X1 0.89% due 06/25/2027(1)(4)(5)	919,061	52,941
Series K726, Class X1 1.02% due 04/25/2024(1)(4)(5)	1,231,728	53,315
Series K033, Class A2 3.06% due 07/25/2023(1)(4)	135,000	134,642
Series K728, Class A2 3.06% due 08/25/2024(1)(4)	156,000	154,858
Series K069, Class A2 3.19% due 09/25/2027(1)(4)	148,000	145,221
Series K030, Class A2 3.25% due 04/25/2023(1)(4)	507,000	510,483
Series K029, Class A2 3.32% due 02/25/2023(1)(4)	143,000	144,471
Series K063, Class A2 3.43% due 01/25/2027(1)(4)	151,200	151,581
Series K035, Class A2 3.46% due 08/25/2023(1)(4)	523,000	530,148
Series K075, Class A2 3.65% due 02/25/2028(1)(4)	177,000	180,540

		21,140,379

Federal National Mtg. Assoc. — 5.4%
2.28% due 11/01/2026	97,529	90,846
2.41% due 05/01/2023	100,190	96,899
2.55% due 05/01/2023	91,762	89,316
2.59% due 05/01/2023	94,092	91,741
2.70% due 07/01/2025	75,000	72,443
3.00% due 12/01/2031	817,612	811,859
3.00% due 09/01/2046	133,843	129,604
3.00% due 10/01/2046	522,927	506,345
3.00% due 11/01/2046	658,853	637,968
3.50% due 11/01/2041	32,045	32,055
3.50% due 01/01/2042	413,877	414,317
3.50% due 01/01/2043	147,478	147,383
3.50% due 04/01/2043	499,009	498,535
3.50% due 05/01/2043	663,734	663,104
3.50% due 07/01/2043	754,090	753,373
3.50% due 08/01/2043	246,352	246,143
3.50% due 09/01/2043	1,007,395	1,006,437
3.50% due 02/01/2045	725,502	723,432
3.50% due 09/01/2045	854,591	850,207
3.50% due 10/01/2045	581,135	579,215
3.50% due 01/01/2046	183,975	183,417
3.50% due 05/01/2046	272,220	271,070
3.50% due 07/01/2046	773,988	771,179
3.50% due 10/01/2046	239,323	237,916
3.50% due 12/01/2046	621,105	617,439
3.50% due 01/01/2047	95,479	94,915
3.50% due May 30 TBA	449,000	445,773
4.00% due 09/01/2040	736,856	756,142
4.00% due 11/01/2040	170,201	174,654
4.00% due 12/01/2040	169,038	173,449
4.00% due 12/01/2040	231,307	237,374
4.00% due 02/01/2041	456,569	468,684
4.00% due 06/01/2041	460,019	472,002
4.00% due 11/01/2041	155,286	159,352
4.00% due 01/01/2042	1,030,194	1,057,160
4.00% due 04/01/2042	138,815	142,540
4.00% due 10/01/2042	114,760	117,841
4.00% due 12/01/2042	134,547	138,100
4.00% due 01/01/2043	215,594	221,250
4.00% due 04/01/2043	33,522	34,396
4.00% due 05/01/2043	439,949	451,455
4.00% due 06/01/2043	194,400	199,495
4.00% due 07/01/2043	195,866	200,595
4.00% due 01/01/2044	83,712	85,900
4.00% due 04/01/2044	90,944	93,325
4.00% due 05/01/2044	335,103	343,888
4.00% due 11/01/2044	168,195	171,692
4.00% due 02/01/2045	267,559	274,559
4.00% due 06/01/2047	684,410	697,956
4.00% due 07/01/2047	1,022,081	1,042,416
4.00% due 09/01/2047	739,265	754,049
4.50% due 06/01/2018	469	472
4.50% due 07/01/2018	121	122
4.50% due 03/01/2019	3,133	3,156
4.50% due 04/01/2020	11,995	12,091
4.50% due 07/01/2020	3,345	3,370
4.50% due 08/01/2033	99,373	103,928
4.50% due 03/01/2034	304,739	319,142
4.50% due 01/01/2040	95,737	100,744
4.50% due 02/01/2041	192,555	202,685
4.50% due 04/01/2041	271,974	286,275
4.50% due 01/01/2043	204,544	215,291

4.50% due 04/01/2044	1,190,288	1,252,739
4.50% due 06/01/2044	133,781	140,797
4.60% due 09/01/2019	77,504	79,177
5.00% due 12/01/2018	6,076	6,171
5.00% due 07/01/2019	4,762	4,837
5.00% due 11/01/2019	10,518	10,684
5.00% due 03/01/2020	6,715	6,821
5.00% due 07/01/2020	3,900	3,961
5.00% due 08/01/2020	5,846	5,983
5.00% due 12/01/2020	14,037	14,312
5.00% due 03/01/2026	51,783	55,713
5.00% due 11/01/2033	52,790	56,686
5.00% due 03/01/2034	41,136	44,251
5.00% due 05/01/2034	17,231	18,502
5.00% due 08/01/2034	17,021	18,277
5.00% due 09/01/2034	47,028	50,499
5.00% due 06/01/2035	65,809	70,564
5.00% due 07/01/2035	149,167	160,097
5.00% due 08/01/2035	34,103	36,631
5.00% due 09/01/2035	24,617	26,423
5.00% due 10/01/2035	129,762	139,350
5.00% due 10/01/2039	51,344	54,890
5.00% due 11/01/2039	77,344	83,226
5.00% due 11/01/2040	47,934	51,376
5.00% due 01/01/2041	11,629	12,355
5.00% due 03/01/2041	32,999	35,482
5.50% due 07/01/2019	14,201	14,302
5.50% due 08/01/2019	2,148	2,163
5.50% due 09/01/2019	13,506	13,623
5.50% due 01/01/2021	15,252	15,479
5.50% due 03/01/2021	5,655	5,757
5.50% due 05/01/2022	9,790	10,076
5.50% due 02/01/2033	41,857	45,749
5.50% due 06/01/2033	64,003	70,269
5.50% due 07/01/2033	207,979	227,926
5.50% due 11/01/2033	69,545	76,280
5.50% due 12/01/2033	7,837	8,474
5.50% due 01/01/2034	58,034	63,170
5.50% due 02/01/2034	108,032	117,953
5.50% due 03/01/2034	22,074	24,426
5.50% due 04/01/2034	28,878	31,271
5.50% due 05/01/2034	144,788	159,208
5.50% due 06/01/2034	12,101	13,211
5.50% due 07/01/2034	153,914	168,139
5.50% due 09/01/2034	185,723	201,979
5.50% due 10/01/2034	288,114	314,785
5.50% due 11/01/2034	327,685	358,377
5.50% due 12/01/2034	128,364	140,137
5.50% due 01/01/2035	235,799	257,847
5.50% due 04/01/2035	31,339	34,266
5.50% due 09/01/2035	114,196	125,579
5.50% due 06/01/2036	62,513	67,595
5.50% due 03/01/2037	24,294	26,346
6.00% due 11/01/2018	797	798
6.00% due 01/01/2021	10,517	10,689
6.00% due 05/01/2021	4,393	4,486
6.00% due 07/01/2021	23,077	23,603
6.00% due 04/01/2034	71,195	80,061
6.00% due 05/01/2034	72,088	79,755
6.00% due 06/01/2034	204,593	230,117
6.00% due 07/01/2034	89,582	99,781
6.00% due 08/01/2034	38,776	43,060
6.00% due 10/01/2034	119,115	132,756
6.00% due 11/01/2034	14,466	16,014
6.00% due 12/01/2034	4,215	4,664
6.00% due 08/01/2035	21,086	23,383
6.00% due 09/01/2035	46,537	52,483
6.00% due 10/01/2035	39,202	43,866
6.00% due 11/01/2035	5,334	5,903
6.00% due 12/01/2035	96,478	108,253
6.00% due 02/01/2036	76,205	84,418
6.00% due 03/01/2036	9,326	10,376
6.00% due 04/01/2036	25,186	28,091
6.00% due 06/01/2036	5,324	5,914
6.00% due 12/01/2036	18,040	20,135
6.00% due 07/01/2037	33,196	37,274
6.50% due 06/01/2031	23,255	25,907
6.50% due 07/01/2031	714	795
6.50% due 09/01/2031	15,923	17,740
6.50% due 07/01/2032	66,934	74,569
6.50% due 08/01/2032	40,707	45,601
6.50% due 01/01/2033	32,140	35,806
6.50% due 04/01/2034	10,205	11,368
6.50% due 06/01/2034	12,860	14,327
6.50% due 08/01/2034	25,076	27,936
6.50% due 05/01/2036	30,407	33,875
6.50% due 01/01/2037	11,186	12,462
6.50% due 02/01/2037	48,600	54,144
6.50% due 05/01/2037	26,347	29,352
6.50% due 07/01/2037	30,164	33,652
Federal National Mtg. Assoc. Multifamily REMIC Trust FRS Series 2015-M12, Class FA 2.16% (1 ML+0.34%) due 04/25/2020(1)(4)	51,159	51,180
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00% due 05/25/2044(6)	133,394	127,150
Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	79,065	78,892
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.68% due 12/25/2026(1)(4)	316,000	296,941

		27,930,249

Government National Mtg. Assoc. — 0.8%
3.50% due 12/15/2041	216,098	217,529
3.50% due 02/15/2042	81,444	81,985
3.50% due 06/20/2043	424,288	427,285
3.50% due 07/20/2043	547,296	551,162
4.00% due 01/20/2041	512,621	529,796
4.00% due 02/20/2041	128,962	133,286
4.00% due 04/20/2041	97,326	100,588
4.00% due 02/20/2042	137,039	141,628
4.50% due 07/20/2033	8,966	9,387

4.50% due 09/20/2033	62,783	65,742
4.50% due 12/20/2034	22,820	23,850
4.50% due 11/15/2039	154,638	163,005
4.50% due 03/15/2040	175,471	185,834
4.50% due 04/15/2040	187,294	197,350
4.50% due 06/15/2040	70,823	74,323
4.50% due 01/20/2041	122,989	129,076
5.00% due 07/20/2033	13,001	13,936
5.00% due 06/15/2034	63,474	67,983
5.00% due 10/15/2034	27,448	29,396
5.50% due 11/15/2032	95,723	104,192
5.50% due 05/15/2033	228,360	249,625
5.50% due 12/15/2033	70,419	77,282
5.50% due 10/15/2035	1,966	2,155
6.00% due 09/15/2032	60,220	68,331
6.00% due 04/15/2033	87,427	98,361
6.00% due 02/15/2034	95,970	107,989
6.00% due 07/15/2034	37,350	42,568
6.00% due 09/15/2034	15,057	16,783
6.00% due 01/20/2035	18,311	20,713
6.00% due 02/20/2035	24,881	28,609
6.00% due 04/20/2035	15,168	17,069
6.00% due 01/15/2038	94,433	107,615
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(1)(4)(5)	1,512,108	94,348

		4,178,781

Small Business Administration — 0.1%
Small Business Administration
Series 2003-20G, Class 1 4.35% due 07/01/2023	10,815	11,092
Series 2004-20D, Class 1 4.77% due 04/01/2024	36,565	37,574
Series 2005-20C, Class 1 4.95% due 03/01/2025	86,281	89,113
Series 2004-20I, Class 1 4.99% due 09/01/2024	55,131	57,160
Series 2004-20E, Class 1 5.18% due 05/01/2024	60,941	63,149
Series 2004-20F, Class 1 5.52% due 06/01/2024	66,441	68,961

		327,049

Sovereign Agency — 0.0%
Financing Corp. 9.65% due 11/02/2018	235,000	243,977

Total U.S. Government Agencies (cost $54,471,478)		53,820,435

U.S. GOVERNMENT TREASURIES — 14.7%
United States Treasury Bonds — 3.6%
United States Treasury Bonds
2.50% due 02/15/2045	4,616,000	4,117,977
2.88% due 05/15/2043	4,855,200	4,679,768
2.88% due 11/15/2046	2,075,000	1,988,109
3.50% due 02/15/2039	1,957,000	2,103,851
4.50% due 08/15/2039	3,761,400	4,631,812
5.00% due 05/15/2037	16,000	20,660
5.25% due 02/15/2029	1,000	1,213
6.00% due 02/15/2026	170,000	206,729
6.25% due 08/15/2023	128,000	149,630
6.75% due 08/15/2026	377,000	483,797
8.00% due 11/15/2021	318,000	374,768

		18,758,314

United States Treasury Notes — 11.1%
United States Treasury Notes 1.00% due 06/30/2019	15,859,000	15,616,159
1.38% due 09/30/2019	7,193,800	7,090,389
1.38% due 02/29/2020	497,000	487,215
1.75% due 11/30/2021	11,215,000	10,851,389
1.75% due 09/30/2022	799,000	765,511
2.00% due 11/15/2026	1,150,000	1,069,096
2.25% due 08/15/2027	2,664,000	2,515,919
2.50% due 08/15/2023	8,400,000	8,270,062
2.75% due 02/15/2028	595,000	585,657
3.13% due 05/15/2021	7,914,000	8,022,508
3.50% due 05/15/2020	1,809,000	1,843,979

		57,117,884

Total U.S. Government Treasuries (cost $76,893,507)		75,876,198

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	993,013

Total Long-Term Investment Securities (cost $439,477,337)		511,198,897

SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.8%
Federal Home Loan Bank Disc. Notes 1.43% due 05/01/2018 (cost $4,131,000)	4,131,000	4,131,000

TOTAL INVESTMENTS (cost $443,608,337)	100.0%	515,329,897
Other assets less liabilities	0.0	134,621

NET ASSETS	100.0%	$515,464,518

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $17,715,528 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Loan Obligation
(3)	Illiquid security. At April 30, 2018, the aggregate value of these securities was $3,542,702 representing 0.7% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Collateralized Mortgage Obligation
ADR	— American Depositary Receipt
BR	— Bearer Shares
CLO	— Collateralized Loan Obligation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$287,647,683	$22,369,518	**	$—	$310,017,201
Convertible Preferred Securities	604,691	—		—	604,691
Preferred Securities/Capital Securities	—	552,738		—	552,738
Asset Backed Securities	—	15,002,342		—	15,002,342
U.S. Corporate Bonds & Notes	—	43,184,916		—	43,184,916
Foreign Corporate Bonds & Notes	—	11,147,363		—	11,147,363
U.S. Government Agencies	—	53,820,435		—	53,820,435
U.S. Government Treasuries	—	75,876,198		—	75,876,198
Municipal Bonds & Notes	—	993,013		—	993,013
Short-Term Investment Securities	—	4,131,000		—	4,131,000

Total Investments at Value	$288,252,374	$227,077,523		$—	$515,329,897

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $22,369,518 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfer between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 89.2%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	2,401	$172,512
Teledyne Technologies, Inc.†	3,277	613,094

		785,606

Aerospace/Defense-Equipment — 0.9%
Curtiss-Wright Corp.	4,053	518,946
KLX, Inc.†	4,623	361,657
Orbital ATK, Inc.	5,305	702,276

		1,582,879

Airlines — 0.3%
JetBlue Airways Corp.†	29,543	566,930

Apparel Manufacturers — 0.2%
Carter’s, Inc.	4,344	435,790

Applications Software — 0.9%
CDK Global, Inc.	11,610	757,436
PTC, Inc.†	10,674	879,004

		1,636,440

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	3,419	180,523

Auto/Truck Parts & Equipment-Original — 0.4%
Dana, Inc.	13,331	316,345
Delphi Technologies PLC	8,134	393,767

		710,112

Banks-Commercial — 7.2%
Associated Banc-Corp.	15,655	414,075
BancorpSouth Bank	7,714	254,948
Bank of Hawaii Corp.	3,885	327,156
Bank of the Ozarks	11,146	521,633
Cathay General Bancorp, Class B	6,999	280,030
Chemical Financial Corp.	6,545	359,255
Commerce Bancshares, Inc.	8,620	547,542
Cullen/Frost Bankers, Inc.	5,319	608,760
East West Bancorp, Inc.	13,267	883,847
First Horizon National Corp.	30,000	549,000
FNB Corp.	29,691	385,983
Fulton Financial Corp.	16,090	271,921
Hancock Holding Co.	7,825	382,251
Home BancShares, Inc.	14,510	337,212
International Bancshares Corp.	4,975	198,005
MB Financial, Inc.	7,709	328,558
PacWest Bancorp	11,545	591,566
Pinnacle Financial Partners, Inc.	6,792	435,028
Prosperity Bancshares, Inc.	6,410	460,046
Signature Bank†	4,928	626,595
Synovus Financial Corp.	10,894	569,429
TCF Financial Corp.	15,692	389,632
Texas Capital Bancshares, Inc.†	4,557	449,548
Trustmark Corp.	6,225	194,905
UMB Financial Corp.	4,043	309,613
Umpqua Holdings Corp.	20,234	476,713
United Bankshares, Inc.	9,642	327,346
Valley National Bancorp	24,292	304,865
Webster Financial Corp.	8,455	508,906
Wintrust Financial Corp.	5,161	461,651

		12,756,019

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	5,479	314,276
EnerSys	3,847	263,750

		578,026

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	809	181,337

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.	13,305	376,931

Building & Construction-Misc. — 0.2%
EMCOR Group, Inc.	5,358	394,295

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	3,451	667,320

Building Products-Cement — 0.3%
Eagle Materials, Inc.	4,463	441,658

Building Products-Light Fixtures — 0.2%
Cree, Inc.†	9,008	336,179

Building-Heavy Construction — 0.3%
Dycom Industries, Inc.†	2,863	297,351
Granite Construction, Inc.	3,661	191,763

		489,114

Building-Maintenance & Services — 0.2%
Rollins, Inc.	8,813	427,607

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	4,498	477,418

Building-Residential/Commercial — 1.1%
KB Home	7,750	205,762
NVR, Inc.†	314	973,400
Toll Brothers, Inc.	13,123	553,266
TRI Pointe Group, Inc.†	13,880	237,487

		1,969,915

Cable/Satellite TV — 0.2%
Cable One, Inc.	431	273,737

Casino Hotels — 0.1%
Boyd Gaming Corp.	7,539	250,370

Casino Services — 0.1%
Scientific Games Corp.†	4,872	259,678

Chemicals-Diversified — 0.3%
Olin Corp.	15,338	463,054

Chemicals-Plastics — 0.2%
PolyOne Corp.	7,425	310,736

Chemicals-Specialty — 1.7%
Ashland Global Holdings, Inc.	5,712	378,020
Cabot Corp.	5,673	316,894
Chemours Co.	16,996	822,776
Minerals Technologies, Inc.	3,253	224,620
NewMarket Corp.	843	319,961
Sensient Technologies Corp.	3,962	264,067
Valvoline, Inc.	18,364	372,422
Versum Materials, Inc.	9,999	351,765

		3,050,525

Coatings/Paint — 0.3%
RPM International, Inc.	12,269	592,593

Commercial Services — 0.4%
CoreLogic, Inc.†	7,480	370,260
Healthcare Services Group, Inc.	6,763	261,255

		631,515

Commercial Services-Finance — 1.1%
LendingTree, Inc.†	708	168,787
MarketAxess Holdings, Inc.	3,450	685,273
Sabre Corp.	20,676	426,753
WEX, Inc.†	3,673	594,732

		1,875,545

Computer Data Security — 0.4%
Fortinet, Inc.†	13,264	734,295

Computer Services — 1.3%
Convergys Corp.	8,410	196,457
Leidos Holdings, Inc.	13,068	839,358
MAXIMUS, Inc.	5,987	404,901
Science Applications International Corp.	3,925	336,726
Teradata Corp.†	11,198	458,222

		2,235,664

Computer Software — 0.2%
j2 Global, Inc.	4,506	357,686

Computers-Integrated Systems — 0.5%
Diebold Nixdorf, Inc.	6,970	106,990
NCR Corp.†	10,868	334,408
NetScout Systems, Inc.†	8,010	217,472
VeriFone Systems, Inc.†	10,129	233,068

		891,938

Computers-Other — 0.3%
3D Systems Corp.†	10,451	104,928
Lumentum Holdings, Inc.†	7,060	356,177

		461,105

Consumer Products-Misc. — 0.1%
Helen of Troy, Ltd.†	2,475	220,646

Containers-Metal/Glass — 0.4%
Greif, Inc., Class A	2,379	139,219
Owens-Illinois, Inc.†	14,972	304,381
Silgan Holdings, Inc.	6,789	190,567

		634,167

Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	8,351	361,348
Sonoco Products Co.	9,132	469,019

		830,367

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	4,956	218,312

Data Processing/Management — 1.9%
Acxiom Corp.†	7,269	188,848
Broadridge Financial Solutions, Inc.	10,708	1,148,005
CommVault Systems, Inc.†	3,836	268,328
Dun & Bradstreet Corp.	3,396	391,593
Fair Isaac Corp.†	2,760	477,977
Jack Henry & Associates, Inc.	7,092	847,352

		3,322,103

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	7,485	174,251

Disposable Medical Products — 0.6%
ICU Medical, Inc.†	1,386	348,856
STERIS PLC	7,788	736,122

		1,084,978

Distribution/Wholesale — 0.6%
Pool Corp.	3,708	514,707
Watsco, Inc.	2,938	491,880

		1,006,587

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	5,672	611,045
Crane Co.	4,654	389,261
ITT, Inc.	8,077	394,884
Trinity Industries, Inc.	13,844	441,208

		1,836,398

Drug Delivery Systems — 0.3%
Catalent, Inc.†	12,237	503,063

E-Commerce/Services — 0.1%
Cars.com, Inc.†	6,570	187,114

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	2,279	425,991

Electric-Integrated — 2.5%
ALLETE, Inc.	4,668	356,682
Black Hills Corp.	4,915	278,582
Great Plains Energy, Inc.	19,795	647,890
Hawaiian Electric Industries, Inc.	9,990	346,553
IDACORP, Inc.	4,625	430,125
MDU Resources Group, Inc.	17,927	505,004
NorthWestern Corp.	4,534	249,098
OGE Energy Corp.	18,331	602,540
PNM Resources, Inc.	7,311	289,881
Westar Energy, Inc.	13,055	707,320

		4,413,675

Electronic Components-Misc. — 0.7%
Gentex Corp.	25,189	572,798
Jabil, Inc.	16,085	427,861
Knowles Corp.†	8,207	105,050
Vishay Intertechnology, Inc.	12,117	213,865

		1,319,574

Electronic Components-Semiconductors — 0.9%
Microsemi Corp.†	10,794	698,264
Monolithic Power Systems, Inc.	3,558	416,641
Silicon Laboratories, Inc.†	3,920	364,168
Synaptics, Inc.†	3,167	137,828

		1,616,901

Electronic Measurement Instruments — 1.2%
Keysight Technologies, Inc.†	17,440	901,299
National Instruments Corp.	9,875	403,789
Trimble, Inc.†	22,788	788,465

		2,093,553

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	8,051	601,732
Avnet, Inc.	11,010	431,922
SYNNEX Corp.	2,687	269,157
Tech Data Corp.†	3,187	243,009

		1,545,820

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	7,480	530,407

Engineering/R&D Services — 0.4%
AECOM†	14,610	503,168
KBR, Inc.	12,875	214,884

		718,052

Enterprise Software/Service — 1.2%
Blackbaud, Inc.	4,413	463,189
Manhattan Associates, Inc.†	6,239	268,651
Tyler Technologies, Inc.†	3,235	708,206
Ultimate Software Group, Inc.†	2,666	639,627

		2,079,673

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	3,123	271,201

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	11,924	527,756

Finance-Consumer Loans — 0.3%
SLM Corp.†	39,795	456,847

Finance-Investment Banker/Broker — 0.7%
Evercore, Inc., Class A	3,786	383,332
Interactive Brokers Group, Inc., Class A	6,561	486,826
Stifel Financial Corp.	6,595	384,357

		1,254,515

Finance-Other Services — 0.4%
SEI Investments Co.	11,982	757,622

Food-Baking — 0.2%
Flowers Foods, Inc.	17,012	384,641

Food-Canned — 0.1%
TreeHouse Foods, Inc.†	5,184	199,584

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,782	50,876

Food-Flour & Grain — 0.3%
Post Holdings, Inc.†	6,019	478,932

Food-Misc./Diversified — 1.2%
Hain Celestial Group, Inc.†	9,539	277,871
Ingredion, Inc.	6,630	802,827
Lamb Weston Holdings, Inc.	13,417	876,398
Lancaster Colony Corp.	1,789	224,681

		2,181,777

Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	11,359	284,316

Food-Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	4,626	208,263

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	2,916	271,946
Skechers U.S.A., Inc., Class A†	12,453	354,911

		626,857

Funeral Services & Related Items — 0.4%
Service Corp. International	16,982	620,013

Garden Products — 0.5%
Scotts Miracle-Gro Co., Class A	3,658	305,736
Toro Co.	9,839	574,499

		880,235

Gas-Distribution — 2.3%
Atmos Energy Corp.	10,185	884,975
National Fuel Gas Co.	7,876	404,433
New Jersey Resources Corp.	8,040	332,454
ONE Gas, Inc.	4,798	334,516
Southwest Gas Holdings, Inc.	4,420	322,616
UGI Corp.	15,881	768,482
Vectren Corp.	7,622	535,598
WGL Holdings, Inc.	4,714	401,161

		3,984,235

Gold Mining — 0.3%
Royal Gold, Inc.	6,008	533,510

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	4,720	216,176

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	4,238	189,651

Hotels/Motels — 0.2%
ILG, Inc.	9,690	330,720

Housewares — 0.1%
Tupperware Brands Corp.	4,692	209,076

Human Resources — 0.3%
ManpowerGroup, Inc.	6,073	581,308

Industrial Automated/Robotic — 0.8%
Cognex Corp.	15,930	736,762
Nordson Corp.	4,683	602,234

		1,338,996

Instruments-Controls — 0.2%
Woodward, Inc.	5,062	364,160

Insurance Brokers — 0.3%
Brown & Brown, Inc.	20,996	571,721

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	15,317	328,396
Primerica, Inc.	4,061	392,902

		721,298

Insurance-Multi-line — 0.9%
American Financial Group, Inc.	6,331	716,796
Genworth Financial, Inc., Class A†	45,821	126,466
Kemper Corp.	4,488	302,940
Old Republic International Corp.	22,993	469,057

		1,615,259

Insurance-Property/Casualty — 1.5%
Alleghany Corp.	1,413	812,009
First American Financial Corp.	10,163	519,431
Hanover Insurance Group, Inc.	3,901	448,030
Mercury General Corp.	3,352	153,287
WR Berkley Corp.	8,813	657,097

		2,589,854

Insurance-Reinsurance — 0.9%
Aspen Insurance Holdings, Ltd.	5,459	231,734
Reinsurance Group of America, Inc.	5,919	884,299

RenaissanceRe Holdings, Ltd.	3,674	499,811

		1,615,844

Investment Management/Advisor Services — 0.9%
Eaton Vance Corp.	11,021	599,432
Federated Investors, Inc., Class B	8,713	230,633
Janus Henderson Group PLC	16,556	523,004
Legg Mason, Inc.	7,760	308,072

		1,661,141

Lasers-System/Components — 0.2%
Coherent, Inc.†	2,278	383,205

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	7,488	272,937
Lincoln Electric Holdings, Inc.	5,664	469,376

		742,313

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	6,852	494,440
Terex Corp.	6,702	244,757

		739,197

Machinery-Electrical — 0.2%
Regal Beloit Corp.	4,068	289,642

Machinery-Farming — 0.2%
AGCO Corp.	6,060	379,841

Machinery-General Industrial — 1.3%
IDEX Corp.	7,025	938,961
Wabtec Corp.	7,850	697,159
Zebra Technologies Corp., Class A†	4,888	659,049

		2,295,169

Machinery-Pumps — 0.4%
Graco, Inc.	15,553	684,176

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	16,600	192,892
Medidata Solutions, Inc.†	5,437	387,984

		580,876

Medical Instruments — 1.4%
Bio-Techne Corp.	3,440	519,130
Halyard Health, Inc.†	4,307	204,023
LivaNova PLC†	3,990	354,232
NuVasive, Inc.†	4,705	250,353
Teleflex, Inc.	4,135	1,107,684

		2,435,422

Medical Labs & Testing Services — 0.4%
Charles River Laboratories International, Inc.†	4,353	453,539
Syneos Health, Inc.†	5,172	197,053

		650,592

Medical Products — 1.7%
ABIOMED, Inc.†	3,861	1,161,968
Cantel Medical Corp.	3,262	365,572
Globus Medical, Inc., Class A†	6,654	340,618
Hill-Rom Holdings, Inc.	6,074	521,332
West Pharmaceutical Services, Inc.	6,791	599,034

		2,988,524

Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc., Class A†	1,855	470,632
United Therapeutics Corp.†	3,969	437,027

		907,659

Medical-Drugs — 0.2%
Akorn, Inc.†	8,623	124,430
Mallinckrodt PLC†	7,926	103,038
Prestige Brands Holdings, Inc.†	4,868	143,314

		370,782

Medical-Generic Drugs — 0.1%
Endo International PLC†	18,450	105,719

Medical-HMO — 0.7%
Molina Healthcare, Inc.†	4,221	351,398
WellCare Health Plans, Inc.†	4,087	838,489

		1,189,887

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	7,508	267,135
LifePoint Health, Inc.†	3,578	171,386
Tenet Healthcare Corp.†	7,425	177,754

		616,275

Metal Processors & Fabrication — 0.2%
Timken Co.	6,291	268,940

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	4,014	178,743

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	5,701	533,043

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	5,108	363,434

Multimedia — 0.4%
FactSet Research Systems, Inc.	3,582	677,392

Networking Products — 0.3%
LogMeIn, Inc.	4,813	530,393

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	17,144	175,212

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	5,477	168,144
HNI Corp.	3,970	132,558

		300,702

Oil & Gas Drilling — 0.9%
Diamond Offshore Drilling, Inc.†	5,920	108,869
Ensco PLC, Class A	40,022	226,124
Nabors Industries, Ltd.	28,963	220,409
Patterson-UTI Energy, Inc.	20,403	437,032
Rowan Cos. PLC, Class A†	10,431	150,624
Transocean, Ltd.†	40,017	495,010

		1,638,068

Oil Companies-Exploration & Production — 1.9%
Callon Petroleum Co.†	18,526	257,697
Chesapeake Energy Corp.†	83,459	247,873
CNX Resources Corp.†	18,485	274,687
Energen Corp.†	8,922	583,856

Gulfport Energy Corp.†	15,124	140,653
Matador Resources Co.†	8,925	292,204
Oasis Petroleum, Inc.†	24,311	268,150
QEP Resources, Inc.†	22,115	269,361
SM Energy Co.	9,426	225,753
Southwestern Energy Co.†	46,910	192,331
WPX Energy, Inc.†	36,551	624,657

		3,377,222

Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	14,890	448,338

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,500	145,075

Oil Refining & Marketing — 0.9%
HollyFrontier Corp.	16,280	988,033
Murphy USA, Inc.†	2,891	180,890
PBF Energy, Inc., Class A	10,159	389,395

		1,558,318

Oil-Field Services — 0.5%
Core Laboratories NV	4,049	495,800
NOW, Inc.†	9,883	119,881
Oceaneering International, Inc.	9,038	191,967
Superior Energy Services, Inc.†	14,157	151,905

		959,553

Paper & Related Products — 0.1%
Domtar Corp.	5,755	252,645

Patient Monitoring Equipment — 0.2%
Masimo Corp.†	4,360	391,223

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	9,008	547,867

Physicians Practice Management — 0.2%
MEDNAX, Inc.†	8,609	395,239

Poultry — 0.1%
Sanderson Farms, Inc.	1,845	205,090

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc.	5,021	521,481

Printing-Commercial — 0.2%
Deluxe Corp.	4,399	301,507

Publishing-Books — 0.2%
John Wiley & Sons, Inc., Class A	4,076	268,812

Publishing-Newspapers — 0.2%
New York Times Co., Class A	11,743	275,373

Publishing-Periodicals — 0.1%
Meredith Corp.	3,637	188,397

Quarrying — 0.1%
Compass Minerals International, Inc.	3,105	208,967

Racetracks — 0.2%
Churchill Downs, Inc.	1,042	286,133
International Speedway Corp., Class A	2,249	92,434

		378,567

Real Estate Investment Trusts — 7.6%
Alexander & Baldwin, Inc.	6,208	142,163
American Campus Communities, Inc.	12,529	490,009
Camden Property Trust	8,506	726,412
CoreCivic, Inc.	10,850	218,736
CoreSite Realty Corp.	3,143	327,186
Corporate Office Properties Trust	9,297	255,760
Cousins Properties, Inc.	38,551	342,718
CyrusOne, Inc.	8,823	472,825
DCT Industrial Trust, Inc.	8,601	563,968
Douglas Emmett, Inc.	14,630	545,260
Education Realty Trust, Inc.	6,956	228,922
EPR Properties	5,935	326,544
First Industrial Realty Trust, Inc.	11,030	343,143
GEO Group, Inc.	11,385	256,163
Healthcare Realty Trust, Inc.	11,464	319,043
Highwoods Properties, Inc.	9,480	417,310
Hospitality Properties Trust	15,085	375,315
JBG SMITH Properties	8,571	316,013
Kilroy Realty Corp.	9,062	649,474
Lamar Advertising Co., Class A	7,695	490,248
LaSalle Hotel Properties	10,392	307,291
Liberty Property Trust	13,535	566,034
Life Storage, Inc.	4,270	377,639
Mack-Cali Realty Corp.	8,274	142,065
Medical Properties Trust, Inc.	33,475	427,810
National Retail Properties, Inc.	14,126	537,353
Omega Healthcare Investors, Inc.	18,228	473,563
PotlatchDeltic Corp.	5,517	286,056
Quality Care Properties, Inc.†	8,611	189,184
Rayonier, Inc.	11,849	440,664
Sabra Health Care REIT, Inc.	16,360	299,552
Senior Housing Properties Trust	21,812	339,613
Tanger Factory Outlet Centers, Inc.	8,678	190,482
Taubman Centers, Inc.	5,591	312,984
Uniti Group, Inc.	15,138	272,787
Urban Edge Properties	9,716	199,858
Weingarten Realty Investors	10,965	301,209

		13,471,356

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	4,168	706,518

Recreational Vehicles — 0.6%
Brunswick Corp.	8,037	481,256
Polaris Industries, Inc.	5,383	564,246

		1,045,502

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	5,661	236,460
Avis Budget Group, Inc.†	6,539	323,092

		559,552

Resort/Theme Parks — 0.3%
Six Flags Entertainment Corp.	7,218	456,466

Retail-Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	15,461	319,734
Urban Outfitters, Inc.†	7,353	296,105

		615,839

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	10,148	188,956

Retail-Automobile — 0.7%
AutoNation, Inc.†	5,479	253,075

Copart, Inc.†	18,526	946,308

		1,199,383

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	13,072	228,237

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	4,136	357,516

Retail-Convenience Store — 0.2%
Casey’s General Stores, Inc.	3,446	332,884

Retail-Discount — 0.1%
Big Lots, Inc.	3,858	163,772

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,550	215,784

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	7,108	339,762

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	5,070	357,993
GameStop Corp., Class A	9,299	126,931
Sally Beauty Holdings, Inc.†	11,483	198,541

		683,465

Retail-Office Supplies — 0.1%
Office Depot, Inc.	47,258	108,221

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	6,209	133,307

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,887	140,676

Retail-Restaurants — 1.8%
Brinker International, Inc.	4,254	185,432
Cheesecake Factory, Inc.	3,918	203,540
Cracker Barrel Old Country Store, Inc.	2,203	362,592
Domino’s Pizza, Inc.	4,014	970,304
Dunkin’ Brands Group, Inc.	7,550	460,248
Jack in the Box, Inc.	2,711	243,177
Papa John’s International, Inc.	2,247	139,314
Texas Roadhouse, Inc.	6,026	386,146
Wendy’s Co.	16,482	275,908

		3,226,661

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	7,590	251,153

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,663	114,010

Savings & Loans/Thrifts — 0.7%
New York Community Bancorp, Inc.	44,996	534,552
Sterling Bancorp	20,626	489,868
Washington Federal, Inc.	7,927	251,682

		1,276,102

Schools — 0.3%
Adtalem Global Education, Inc.†	5,533	263,371
Graham Holdings Co., Class B	425	256,296

		519,667

Security Services — 0.2%
Brink’s Co.	4,642	342,580

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	5,816	212,109
Cypress Semiconductor Corp.	32,584	475,075
Integrated Device Technology, Inc.†	12,147	338,051

		1,025,235

Semiconductor Equipment — 0.6%
MKS Instruments, Inc.	5,001	512,102
Teradyne, Inc.	17,938	583,882

		1,095,984

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,083	295,994

Steel-Producers — 1.4%
Carpenter Technology Corp.	4,306	229,338
Commercial Metals Co.	10,706	224,933
Reliance Steel & Aluminum Co.	6,685	587,745
Steel Dynamics, Inc.	21,669	970,988
United States Steel Corp.	16,144	546,151

		2,559,155

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.†	11,534	306,458

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	13,247	341,110

Telecommunication Equipment — 0.4%
ARRIS International PLC†	15,983	431,541
Plantronics, Inc.	3,036	197,795

		629,336

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	8,485	231,895

Television — 0.3%
AMC Networks, Inc., Class A†	4,520	235,040
TEGNA, Inc.	19,790	209,180

		444,220

Theaters — 0.5%
Cinemark Holdings, Inc.	9,728	381,046
Live Nation Entertainment, Inc.†	12,420	490,217

		871,263

Transactional Software — 0.1%
ACI Worldwide, Inc.†	10,639	247,357

Transport-Equipment & Leasing — 0.1%
GATX Corp.	3,488	227,557

Transport-Marine — 0.2%
Kirby Corp.†	4,932	420,700

Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	5,686	404,843

Transport-Services — 0.2%
Ryder System, Inc.	4,863	327,912

Transport-Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.	11,776	459,382
Landstar System, Inc.	3,854	391,759
Old Dominion Freight Line, Inc.	6,276	840,105
Werner Enterprises, Inc.	4,123	141,419

		1,832,665

Water — 0.3%
Aqua America, Inc.	16,316	573,507

Wire & Cable Products — 0.1%
Belden, Inc.	3,849	237,098

Wireless Equipment — 0.3%
InterDigital, Inc.	3,178	236,602
ViaSat, Inc.†	5,027	321,628

		558,230

Total Common Stocks (cost $148,074,410)		157,607,324

EXCHANGE-TRADED FUNDS — 4.5%
SPDR S&P MidCap 400 ETF Trust (cost $7,919,103)	23,280	7,927,073

Total Long-Term Investment Securities (cost $155,993,513)		165,534,397

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills
1.42% due 05/17/2018(1)	$30,000	29,979
1.52% due 06/14/2018(1)	60,000	59,879
1.57% due 05/17/2018(1)	40,000	39,971
1.60% due 05/24/2018(1)	50,000	49,949
1.63% due 05/31/2018(1)	50,000	49,931
1.63% due 06/07/2018(1)	20,000	19,966
1.63% due 06/14/2018(1)	25,000	24,950
1.68% due 06/28/2018(1)	80,000	79,782
1.71% due 06/21/2018(1)	50,000	49,880
1.75% due 08/09/2018(1)	50,000	49,744
1.76% due 07/19/2018(1)	20,000	19,923

Total Short-Term Investment Securities (cost $473,982)		473,954

REPURCHASE AGREEMENTS — 6.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount $10,799,084 collateralized by $11,200,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $11,018,526 (cost $10,799,000)	10,799,000	10,799,000

TOTAL INVESTMENTS (cost $167,266,495)	100.1%	176,807,351
Liabilities in excess of other assets	(0.1)	(158,826)

NET ASSETS	100.0%	$176,648,525

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF	— Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional basis*	Notional Value*	Unrealized Appreciation (Depreciation)
58	Long	S&P 400 E-mini Index	June 2018	$11,151,843	$10,858,180	$(293,663)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$157,607,324	$—	$—	$157,607,324
Exchange-Traded Funds	7,927,073	—	—	7,927,073
Short-Term Investment Securities	—	473,954	—	473,954
Repurchase Agreements	—	10,799,000	—	10,799,000

Total Investments at Value	$165,534,397	$11,272,954	$—	$176,807,351

LIABILITIES
Other Financial Instruments:†
Futures contracts	$293,663	$—	$—	$293,663

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.9%
Canada — 2.6%
Barrick Gold Corp.	699,789	$9,418,088
Constellation Software, Inc.	7,157	5,115,057

		14,533,145

Cayman Islands — 2.4%
Minth Group, Ltd.	572,000	2,718,051
Tencent Holdings, Ltd.	222,400	10,919,057

		13,637,108

China — 1.3%
China Petroleum & Chemical Corp.	7,330,000	7,138,958

Denmark — 1.1%
Danske Bank A/S	182,301	6,351,273

Finland — 0.8%
Neste Oyj	51,896	4,363,441

France — 17.6%
AXA SA	258,170	7,380,026
BNP Paribas SA	87,106	6,713,582
L’Oreal SA	93,610	22,419,090
Pernod Ricard SA	119,585	19,834,685
Safran SA	106,648	12,507,756
Sanofi	212,261	16,754,279
Thales SA	45,919	5,809,324
TOTAL SA	109,536	6,878,466

		98,297,208

Germany — 9.7%
Bayer AG	124,312	14,881,337
Continental AG	13,018	3,477,413
HeidelbergCement AG	82,820	8,120,750
Henkel AG & Co. KGaA (Preference Shares)	85,294	10,850,313
SAP SE	150,774	16,805,025

		54,134,838

Hong Kong — 1.9%
AIA Group, Ltd.	1,203,800	10,747,733

Ireland — 1.3%
Bank of Ireland Group PLC	363,476	3,258,851
CRH PLC	106,417	3,776,741

		7,035,592

Japan — 13.5%
FANUC Corp.	17,600	3,787,487
Keyence Corp.	10,300	6,287,617
Kirin Holdings Co., Ltd.	458,900	12,863,274
Komatsu, Ltd.	51,200	1,749,102
Lion Corp.	238,600	5,126,851
Mizuho Financial Group, Inc.	2,245,000	4,071,111
Nitto Denko Corp.	101,500	7,539,461
Shiseido Co., Ltd.	225,700	14,642,657
Sumitomo Mitsui Financial Group, Inc.	197,400	8,193,148
Toyota Motor Corp.	112,700	7,382,163
USS Co., Ltd.	184,900	3,887,857

		75,530,728

Jersey — 3.3%
Experian PLC	344,253	7,859,158
Ferguson PLC	135,484	10,350,541

		18,209,699

Netherlands — 10.2%
Heineken NV	140,163	14,739,097
ING Groep NV	443,951	7,448,110
RELX NV	448,229	9,505,854
Unilever NV CVA	448,059	25,560,469

		57,253,530

Portugal — 0.4%
Galp Energia SGPS SA	123,528	2,365,752

South Korea — 2.5%
LG Household & Health Care, Ltd.	7,744	9,922,421
NCSoft Corp.	12,608	4,229,001

		14,151,422

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	691,411	5,600,311

Sweden — 0.5%
Nordea Bank AB	289,876	2,940,387

Switzerland — 4.9%
Novartis AG	208,537	16,039,867
Roche Holding AG	35,566	7,890,735
Zurich Insurance Group AG	11,638	3,712,420

		27,643,022

United Kingdom — 22.9%
Admiral Group PLC	108,875	2,976,552
Aggreko PLC	564,688	5,685,605
Aviva PLC	939,686	6,831,245
British American Tobacco PLC	398,862	21,918,363
BT Group PLC	2,314,774	7,925,366
GlaxoSmithKline PLC	1,142,625	22,928,890
Imperial Brands PLC	92,512	3,303,350
KAZ Minerals PLC†	228,797	2,892,390
Man Group PLC	1,594,919	3,954,433
Meggitt PLC	29,564	191,933
Prudential PLC	576,113	14,775,781
Reckitt Benckiser Group PLC	317,918	24,924,627
RELX PLC	444,559	9,496,304

		127,804,839

Total Long-Term Investment Securities (cost $496,578,251)		547,738,986

TOTAL INVESTMENTS — (cost $496,578,251)	97.9%	547,738,986
Other assets less liabilities	2.1	11,633,926

NET ASSETS —	100.0%	$559,372,912

†	Non-income producing security

CVA — Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Medical-Drugs	14.1%
Cosmetics & Toiletries	13.9
Soap & Cleaning Preparation	6.4
Insurance-Life/Health	5.8
Brewery	4.9
Banks-Commercial	4.5
Tobacco	4.5
Commercial Services	4.4
Enterprise Software/Service	3.9
Beverages-Wine/Spirits	3.6
Diversified Banking Institutions	3.4
Oil Companies-Integrated	2.9
Aerospace/Defense-Equipment	2.2
Building Products-Cement	2.2
Insurance-Multi-line	1.9
Internet Application Software	1.9
Distribution/Wholesale	1.9
Gold Mining	1.7
Telephone-Integrated	1.4
Commercial Services-Finance	1.4
Chemicals-Diversified	1.4
Auto-Cars/Light Trucks	1.3
Electronic Measurement Instruments	1.1
Electronics-Military	1.1
Oil Refining & Marketing	0.8
Internet Content-Entertainment	0.7
Investment Management/Advisor Services	0.7
Retail-Automobile	0.7
Industrial Automated/Robotic	0.7
Rubber-Tires	0.6
Insurance-Property/Casualty	0.5
Metal-Copper	0.5
Auto/Truck Parts & Equipment-Original	0.5
Machinery-Construction & Mining	0.3
Aerospace/Defense	0.1

97.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$14,533,145	$533,205,841	**	$—	$547,738,986

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Reprsents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $524,678,466 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.3%
Aerospace/Defense — 2.2%
Lockheed Martin Corp.	30,268	$9,711,185

Airlines — 0.5%
Alaska Air Group, Inc.	31,780	2,063,475

Appliances — 0.1%
Whirlpool Corp.	3,650	565,568

Applications Software — 4.4%
Microsoft Corp.	181,850	17,006,612
ServiceNow, Inc.†	13,270	2,204,678

		19,211,290

Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	39,540	3,344,293
Delphi Technologies PLC	13,180	638,044

		3,982,337

Banks-Fiduciary — 1.7%
Bank of New York Mellon Corp.	136,788	7,456,314

Banks-Super Regional — 2.6%
SunTrust Banks, Inc.	80,600	5,384,080
US Bancorp	118,180	5,962,181

		11,346,261

Beverages-Non-alcoholic — 2.4%
PepsiCo, Inc.	102,299	10,326,061

Building Products-Cement — 0.7%
Vulcan Materials Co.	26,385	2,946,941

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	312,452	9,807,868

Chemicals-Diversified — 1.6%
DowDuPont, Inc.	60,629	3,834,178
PPG Industries, Inc.	30,885	3,270,104

		7,104,282

Commercial Services — 0.8%
Nielsen Holdings PLC	105,651	3,322,724

Commercial Services-Finance — 3.5%
Equifax, Inc.	18,810	2,107,661
PayPal Holdings, Inc.†	72,079	5,377,814
S&P Global, Inc.	41,510	7,828,786

		15,314,261

Computer Services — 2.1%
Amdocs, Ltd.	91,735	6,169,179
DXC Technology Co.	29,650	3,055,729

		9,224,908

Computers — 4.0%
Apple, Inc.	104,466	17,264,051

Computers-Memory Devices — 0.9%
Western Digital Corp.	47,628	3,752,610

Dialysis Centers — 1.0%
DaVita, Inc.†	65,810	4,132,210

Distribution/Wholesale — 0.9%
Fastenal Co.	81,540	4,076,185

Diversified Banking Institutions — 3.7%
JPMorgan Chase & Co.	145,550	15,832,929

Diversified Manufacturing Operations — 2.0%
General Electric Co.	323,536	4,552,152
Illinois Tool Works, Inc.	28,360	4,027,687

		8,579,839

E-Commerce/Products — 3.9%
Amazon.com, Inc.†	7,680	12,027,879
eBay, Inc.†	128,640	4,872,883

		16,900,762

Electric-Integrated — 1.0%
PG&E Corp.	95,105	4,384,340

Electronic Components-Semiconductors — 0.6%
Microchip Technology, Inc.	31,550	2,639,473

Electronic Measurement Instruments — 1.4%
Agilent Technologies, Inc.	90,480	5,948,155

Entertainment Software — 1.0%
Activision Blizzard, Inc.	65,830	4,367,820

Finance-Credit Card — 1.1%
Discover Financial Services	69,589	4,958,216

Finance-Other Services — 3.2%
CME Group, Inc.	41,819	6,594,020
Intercontinental Exchange, Inc.	101,680	7,367,733

		13,961,753

Food-Misc./Diversified — 2.4%
Kraft Heinz Co.	96,752	5,454,878
Mondelez International, Inc., Class A	119,793	4,731,823

		10,186,701

Gas-Distribution — 1.6%
National Grid PLC	586,135	6,788,721

Insurance Brokers — 1.6%
Marsh & McLennan Cos., Inc.	85,634	6,979,171

Insurance-Property/Casualty — 3.9%
Berkshire Hathaway, Inc., Class B†	49,125	9,516,986
Progressive Corp.	124,460	7,503,694

		17,020,680

Internet Content-Entertainment — 2.9%
Facebook, Inc., Class A†	71,868	12,361,296

Medical Information Systems — 0.7%
Cerner Corp.†	50,220	2,925,315

Medical Instruments — 1.0%
Boston Scientific Corp.†	152,736	4,386,578

Medical Labs & Testing Services — 1.5%
Laboratory Corp. of America Holdings†	18,380	3,138,385
Quest Diagnostics, Inc.	30,870	3,124,044

		6,262,429

Medical Products — 1.3%
Stryker Corp.	32,290	5,470,572

Medical-Biomedical/Gene — 3.1%
Celgene Corp.†	61,420	5,349,682
Exact Sciences Corp.†	60,260	3,013,602
Gilead Sciences, Inc.	71,960	5,197,671

		13,560,955

Medical-Drugs — 2.6%
Merck & Co., Inc.	192,625	11,339,834

Medical-HMO — 3.2%
UnitedHealth Group, Inc.	57,741	13,649,972

Networking Products — 0.9%
Cisco Systems, Inc.	92,500	4,096,825

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	49,230	3,184,196

Oil Companies-Integrated — 3.6%
Exxon Mobil Corp.	61,650	4,793,287
Suncor Energy, Inc.	282,752	10,809,609

		15,602,896

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	27,664	2,094,165

Pipelines — 1.9%
Magellan Midstream Partners LP	125,406	8,255,477

Real Estate Investment Trusts — 0.7%
Mid-America Apartment Communities, Inc.	33,080	3,025,497

Retail-Auto Parts — 1.5%
O’Reilly Automotive, Inc.†	24,470	6,266,033

Retail-Automobile — 1.1%
CarMax, Inc.†	78,890	4,930,625

Retail-Building Products — 1.8%
Lowe’s Cos., Inc.	95,000	7,830,850

Retail-Consumer Electronics — 1.3%
Best Buy Co., Inc.	75,260	5,759,648

Retail-Restaurants — 1.5%
McDonald’s Corp.	38,020	6,366,069

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	119,236	5,922,452

Telephone-Integrated — 1.4%
Verizon Communications, Inc.	123,235	6,081,647

Tobacco — 1.5%
Philip Morris International, Inc.	79,600	6,527,200

Transport-Rail — 1.0%
Union Pacific Corp.	31,410	4,197,318

Wireless Equipment — 2.2%
Motorola Solutions, Inc.	87,160	9,572,783

Total Long-Term Investment Securities (cost $389,710,222)		429,827,723

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount $9,770,076 collateralized by $10,130,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $9,965,864 (cost $ 9,770,000)	$9,770,000	9,770,000

TOTAL INVESTMENTS (cost $399,480,222)	101.6%	439,597,723
Liabilities in excess of other assets	(1.6)	(6,826,093)

NET ASSETS	100.0%	$432,771,630

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$423,039,002	$6,788,721	**	$—	$429,827,723
Repurchase Agreements	—	9,770,000		—	9,770,000

Total Investments at Value	$423,039,002	$16,558,721		$—	$439,597,723

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,788,721 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.78% (1 ML+0.88%) due 09/15/2034*(1)		$1,400,000	$1,404,378
ALBA PLC FRS Series 2005-1, Class A3 0.77% (3 ML GBP+0.19%) due 11/25/2042(2)	GBP	582,948	775,948
ALBA PLC FRS Series 2015-1, Class A 1.78% (3 ML GBP+1.25%) due 04/24/2049(2)	GBP	443,833	614,384
Babson CLO, Ltd. FRS Series 2014-IIA, Class AR 3.50% (3 ML+1.15%) due 10/17/2026*(3)		500,000	500,427
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(2)(4)		1,340,224	1,300,232
BlueMountain CLO, Ltd. FRS Series 2013-3A, Class AR 3.25% (3 ML+0.89%) due 10/29/2025*(3)		652,872	652,566
BX Trust FRS Series 2017-APPL, Class A 2.78% (1 ML+0.88%) due 07/15/2034*(1)		3,617,493	3,626,540
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-5A, Class A1R 3.49% (3 ML+1.14%) due 10/16/2025*(3)		800,000	799,906
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 2.06% (1 ML+0.16%) due 12/25/2036*		1,570,381	1,024,701
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 3.40% (1 ML+1.50%) due 07/17/2033*		977,056	982,626
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 3.50% (3 ML+1.15%) due 01/16/2026*(3)		2,555,141	2,557,279
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(1)		2,400,000	2,384,888
Denali Capital CLO XI, Ltd. FRS Series 2015-1A, Class A1R 3.51% (3 ML+1.15%) due 04/20/2027*(3)		400,000	400,233
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 3.25% (3 ML+0.90%) due 10/15/2027*(3)		1,500,000	1,499,577
Eurosail PLC FRS Series 2006-4X, Class A3C 0.76% (3 ML GBP+0.16%) due 12/10/2044(2)	GBP	293,913	400,059
Eurosail PLC FRS Series 2007-3A, Class A3C 1.55% (3 ML GBP+0.95%) due 06/13/2045*(2)	GBP	729,262	996,844
Eurosail PLC FRS Series 2007-3X, Class A3A 1.55% (3 ML GBP+0.95%) due 06/13/2045(2)	GBP	646,477	883,684
Eurosail PLC FRS Series 2007-3X, Class A3C 1.55% (3 ML GBP+0.95%) due 06/13/2045(2)	GBP	861,855	1,178,088
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 3.48% (3 ML+1.12%) due 01/20/2026*(3)		1,799,652	1,799,403
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,030,814
Gemgarto PLC FRS Series 2015-1, Class A 1.49% (3 ML GBP+0.95%) due 02/16/2047(2)	GBP	21,162	29,151
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 3.46% (3 ML+1.10%) due 10/22/2025*(3)		1,900,000	1,901,187
Jamestown CLO III, Ltd. FRS Series 2013-3A, Class A1AR 3.49% (3 ML+1.14%) due 01/15/2026*(3)		1,657,958	1,657,208
KVK CLO, Ltd. FRS Series 2013-2A, Class AR 3.50% (3 ML+1.15%) due 01/15/2026*(3)		742,290	742,603
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.77% (3 ML GBP+0.19%) due 12/01/2060(2)	GBP	794,784	1,051,975
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.32% (3 ML GBP+0.60%) due 01/01/2061(2)	GBP	1,197,234	1,618,664
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(1)		1,800,000	1,774,201
MortgageIT Trust FRS Series 2005-2, Class 1A1 2.42% (1 ML+0.52%) due 05/25/2035(2)		117,935	118,338
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 3.49% (3 ML+1.13%) due 07/20/2026*(3)		1,100,000	1,100,449
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 2.85% (1 ML+0.95%) due 11/25/2065*		660,635	662,303
Progress Residential Trust FRS Series 2016-SFR1, Class A 3.40% (1 ML+1.50%) due 09/17/2033*		989,395	994,313

SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 3.35% (1 ML+1.45%) due 02/17/2032*		1,780,950	1,826,053
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*(5)		958,327	955,632
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 3.53% (3 ML+1.18%) due 10/17/2026*(3)		2,300,000	2,302,111
Thrones PLC FRS Series 2013-1, Class A 2.25% (3 ML GBP+1.50%) due 07/20/2044(2)	GBP	492,818	679,481
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 3.34% (3 ML+0.84%) due 04/20/2028*(3)		2,500,000	2,500,000
Uropa Securities PLC FRS Series 2008-1, Class A 0.80% (3 ML GBP+0.20%) due 06/10/2059(2)	GBP	838,431	1,120,253
Uropa Securities PLC FRS Series 2008-1, Class M1 0.95% (3 ML GBP+0.35%) due 06/10/2059(2)	GBP	193,947	255,026
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.96% (3 ML GBP+0.20%) due 10/10/2040(2)	GBP	400,000	522,836
Uropa Securities PLC FRS Series 2008-1, Class M2 1.15% (3 ML GBP+0.55%) due 06/10/2059(2)	GBP	151,495	197,095
Uropa Securities PLC FRS Series 2008-1, Class B 1.35% (3 ML GBP+0.75%) due 06/10/2059(2)	GBP	161,483	210,150
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 2.17% (1 ML+0.27%) due 12/25/2045(2)		594,829	582,562
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(1)(5)		2,100,000	2,062,053

Total Asset Backed Securities (cost $49,945,632)			50,676,221

U.S. CORPORATE BONDS & NOTES — 7.1%
Aerospace/Defense — 0.1%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025		600,000	568,816
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028		500,000	468,706

			1,037,522

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		300,000	291,990

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		662,933	620,373
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		189,566	180,475
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		387,616	387,771
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		973,569	919,536
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		973,569	909,995

			3,018,150

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,038,323

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*		200,000	196,887
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020		146,000	145,566
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020		1,070,000	1,076,736
Hyundai Capital America Senior Notes 2.50% due 03/18/2019*		1,200,000	1,193,179
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020		400,000	394,767
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*		2,200,000	2,184,324
Volkswagen Group of America Finance LLC FRS Company Guar. Notes 2.37% (3 ML+0.47%) due 05/22/2018*		300,000	300,056

			5,491,515

Banks-Commercial — 0.2%
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019		150,000	148,425
HSBC USA, Inc. FRS Senior Notes 2.43% (3 ML+0.61%) due 11/13/2019		200,000	201,125
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020		880,000	873,846
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019		250,000	247,820

MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	11,818
Santander Holdings USA, Inc. Senior Notes 2.70% due 05/24/2019	811,000	807,547

		2,290,581

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	191,469

Banks-Super Regional — 0.2%
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	739,682
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	108,387
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	46,975
Wells Fargo & Co. FRS Senior Notes 3.59% (3 ML+1.23%) due 10/31/2023	1,900,000	1,940,916

		2,835,960

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	900,000	889,383

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,555

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	60,332
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	19,919

		80,251

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,106

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	450,000	451,295
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	450,000	458,789
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	1,000,000	941,333
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	20,163

		1,871,580

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	900,000	909,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 03/20/2028*	1,000,000	1,013,750

		1,922,750

Chemicals-Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 3.40% due 12/03/2020*	800,000	800,381

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	733,607
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	51,843
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	99,116

		884,566

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	40,585

Computers — 0.3%
Apple, Inc. FRS Senior Notes 2.09% (3 ML+0.30%) due 05/06/2019	200,000	200,669
Apple, Inc. Senior Notes 2.90% due 09/12/2027	700,000	658,716
Apple, Inc. Senior Notes 3.35% due 02/09/2027	600,000	587,188
Apple, Inc. Senior Notes 3.75% due 09/12/2047	500,000	468,173
Apple, Inc. Senior Notes 4.65% due 02/23/2046	500,000	535,021
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,300,034

		3,749,801

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	489,000	506,575

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	29,736

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	592,851
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	700,000	673,108
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,086,786
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,571,817
Citigroup, Inc. FRS Senior Notes 2.89% (3 ML+0.86%) due 12/07/2018	1,340,000	1,344,500
Citigroup, Inc. FRS Senior Notes 3.55% (3 ML+1.19%) due 08/02/2021	1,000,000	1,017,913
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	749,289
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	29,328
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,292,901
Morgan Stanley Senior Notes 3.74% due 04/24/2024	1,000,000	998,818
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	59,821

		10,417,132

Electric-Integrated — 0.6%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	537,955
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026	1,600,000	1,498,340
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,612,812
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	906,364
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	99,703
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	1,060,000	1,132,871
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,752,966
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	600,000	580,849
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	28,897

		8,150,757

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	954,790
Intel Corp. Senior Notes 4.10% due 05/11/2047	1,000,000	1,000,924

		1,955,714

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	700,000	658,138

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	671,042

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,088,092
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	11,851
Synchrony Financial Senior Notes 4.50% due 07/23/2025	860,000	846,110

		1,946,053

Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 2.33% (3 ML+0.49%) due 08/15/2019	300,000	301,147
American Express Credit Corp. FRS Senior Notes 2.57% (3 ML+0.78%) due 11/05/2018	160,000	160,456

		461,603

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	24,176

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	718,472
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	49,659
Rio Oil Finance Trust Senior Sec. Notes 8.20% due 04/06/2028*	400,000	415,200

		1,183,331

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	99,787

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022	20,000	19,840
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	494,847

		514,687

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	19,725

Insurance-Life/Health — 0.5%
Jackson National Life Global Funding Senior Sec. Notes 2.30% due 04/16/2019*	200,000	199,332
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,075,962
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	2,300,000	2,098,750
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,055,052
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	393,037
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*	120,000	119,677
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,600,000	1,552,704

		6,494,514

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	9,418
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	147,406
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	199,522
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,210,239

		1,566,585

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	48,656
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,002

		68,658

Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	545,435

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	11,695

Medical Products — 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	9,905
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	29,442
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	28,897

		68,244

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	20,000	19,780

Medical-Drugs — 0.2%
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	1,100,000	1,073,451
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	1,100,000	1,015,153

		2,088,604

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	600,000	583,294

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	19,514
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	306,167

		325,681

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	645,141

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.55% due 06/01/2022	600,000	600,469

Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc. Company Guar. Notes 3.95% due 02/01/2028*	1,200,000	1,138,442

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	250,000	249,100
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	950,000	939,684
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	150,000	148,330

		1,337,114

Pipelines — 0.2%
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	100,000	96,861
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026	40,000	39,951
EQT Midstream Partners LP Senior Notes 4.13% due 12/01/2026	700,000	664,957
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	639,426
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,717,657

		3,158,852

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	100,105
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,141,890
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,113,762
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	681,125
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	289,910
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	935,969
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	843,952
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	816,606
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,132,289
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	505,016

		7,560,624

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	29,900

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	11,587

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,700,000	1,594,756

Special Purpose Entity — 0.1%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,057,322

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 3.23% (3 ML+0.93%) due 06/30/2020	90,000	91,097
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	47,617
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	204,000	197,468
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	1,600,000	1,620,116
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,200,000	1,226,279
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	104,000	100,488
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,426,841

		4,709,906

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,800,000	1,725,857
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	20,172
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	104,678

		1,850,707

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	1,700,000	1,706,484

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	1,000,000	989,719

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	19,815

Total U.S. Corporate Bonds & Notes (cost $93,153,889)		91,276,252

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		600,000	596,250
WestJet Airlines, Ltd. Senior Notes 3.50% due 06/16/2021*(5)		1,000,000	991,912

			1,588,162

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	19,134

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020		200,000	198,894

Banks-Commercial — 0.8%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 3.00% (3 ML+0.99%) due 06/01/2021*		900,000	915,983
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*		2,100,000	2,081,852
Bank of Montreal Notes 1.75% due 06/15/2021*		1,500,000	1,439,535
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*		200,000	196,890
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026		1,000,000	949,361
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,596,117
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	198,433
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020		990,000	979,016
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	138,835
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020		850,000	839,419
Swedbank AB Senior Notes 2.20% due 03/04/2020*		370,000	364,326

			10,699,767

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		200,000	197,004

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*		400,000	414,288

Diversified Banking Institutions — 1.5%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	956,959
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	906,026
Barclays PLC FRS Senior Notes 3.92% (3 ML+2.11%) due 08/10/2021		1,900,000	1,985,024
Barclays PLC Senior Notes 4.34% due 01/10/2028		800,000	780,880
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,200,000	2,105,984
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		900,000	854,908
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		2,000,000	1,969,759
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	242,070
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,492,305
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021		1,300,000	1,310,517
HSBC Holdings PLC FRS Senior Notes 3.82% (3 ML+1.50%) due 01/05/2022		300,000	310,477
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	558,204
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	597,042
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	786,758
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021		1,000,000	961,150
UBS Group Funding Switzerland AG Company Guar. Notes 2.65% due 02/01/2022*		1,600,000	1,542,506
UBS Group Funding Switzerland AG FRS Company Guar. Notes 3.89% (3 ML+1.53%) due 02/01/2022*		900,000	929,214
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*		550,000	544,915

			18,834,698

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Senior Notes 4.75% due 06/15/2025	20,000	20,559

Finance-Leasing Companies — 0.1%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	199,998
ORIX Corp. Senior Notes 3.25% due 12/04/2024	1,400,000	1,338,236

		1,538,234

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	9,961

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019	1,000,000	982,341
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	400,000	377,377
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	455,721

		1,815,439

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,740

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	700,000	684,464

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,528,825

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	700,000	661,625
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,000,000	925,000

		1,586,625

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	19,833
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	39,446
Imperial Brands Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	851,648

		910,927

Transport-Marine — 0.1%
AP Moeller -Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	579,611

Total Foreign Corporate Bonds & Notes (cost $42,585,204)		41,636,332

U.S. GOVERNMENT AGENCIES — 21.0%
Federal Home Loan Mtg. Corp. — 0.3%
1.25% due 10/02/2019	2,000,000	1,966,862
2.38% due 01/13/2022	200,000	197,003
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 2.01% (1 ML+0.35%) due 01/15/2038(2)	1,645,301	1,645,301
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.44% due 01/15/2038(2)(6)(7)	1,645,301	84,753
Federal Home Loan Mtg. Corp. STRIPS FRS Series 314, Class SZ 3.99% due 09/15/2043 (1 ML+5.89%)(2)(6)	2,220,601	373,452

		4,267,371

Federal National Mtg. Assoc. — 20.0%
3.70% due 09/01/2034	942,108	960,255
4.00% due 07/01/2045	2,209,235	2,253,014
4.00% due 07/01/2045	1,452,898	1,481,684
4.00% due 02/01/2046	3,152,486	3,213,600
4.00% due 09/01/2046	3,365,802	3,432,370
3.50% due June 30 TBA	152,800,000	151,501,797
4.00% due June 30 TBA	33,000,000	33,560,097
4.50% due June 30 TBA	6,600,000	6,862,453
3.50% due May 30 TBA	50,000,000	49,640,625
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(2)(6)	1,467,157	139,772
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 2.25% (1 ML+0.35%) due 10/25/2040(2)	897,246	901,442
Series 2007-85, Class FL 2.44% (1 ML+0.54%) due 09/25/2037(2)	2,987,896	3,018,781

		256,965,890

Government National Mtg. Assoc. — 0.7%
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 2.29% (1 ML+0.60%) due 04/20/2066(2)	326,265	326,717
Series 2014-H02, Class FB 2.34% (1 ML+0.65%) due 12/20/2063(2)	910,292	917,311
Series 2016-H11, Class F 2.49% (1 ML+0.80%) due 05/20/2066(2)	2,532,853	2,569,124
Series 2016-H14, Class FA 2.49% (1 ML+0.80%) due 06/20/2066(2)	1,485,316	1,506,937

Series 2016-H17, Class FC 2.52% (1 ML+0.83%) due 08/20/2066(2)		3,409,459	3,463,963

			8,784,052

Total U.S. Government Agencies (cost $271,379,607)			270,017,313

U.S. GOVERNMENT TREASURIES — 25.2%
United States Treasury Bonds — 2.9%
1.00% due 02/15/2046 TIPS(8)		3,152,040	3,222,438
2.75% due 08/15/2047		1,560,000	1,455,919
2.75% due 11/15/2047		7,600,000	7,091,156
2.88% due 05/15/2043		300,000	289,160
2.88% due 11/15/2046		290,000	277,856
3.00% due 02/15/2048(9)		5,900,000	5,790,758
3.13% due 02/15/2042		250,000	252,529
4.25% due 05/15/2039		5,900,000	7,026,531
4.38% due 11/15/2039		6,800,000	8,244,735
4.38% due 05/15/2040		1,300,000	1,577,824
4.50% due 08/15/2039		1,750,000	2,154,961

			37,383,867

United States Treasury Notes — 22.3%
0.38% due 01/15/2027 TIPS(8)		1,364	1,321
1.25% due 04/30/2019		9,300,000	9,204,820
1.50% due 03/31/2023		6,640,000	6,247,306
1.50% due 08/15/2026		2,100,000	1,879,418
1.63% due 05/15/2026		4,559,000	4,135,155
1.75% due 02/28/2022		2,500,000	2,412,695
1.88% due 03/31/2022		47,600,000	46,108,782
1.88% due 04/30/2022		9,500,000	9,191,992
1.88% due 07/31/2022		3,200,000	3,088,250
1.88% due 08/31/2022		38,800,000	37,416,235
2.00% due 12/31/2021		2,600,000	2,535,711
2.00% due 11/15/2026		7,635,000	7,097,866
2.13% due 12/31/2022		5,600,000	5,441,188
2.25% due 04/30/2021		1,100,000	1,087,625
2.25% due 02/15/2027		82,800,000	78,417,422
2.25% due 08/15/2027		54,380,000	51,357,237
2.25% due 11/15/2027		8,100,000	7,637,414
2.38% due 05/15/2027		1,000,000	955,781
2.50% due 05/15/2024		7,300,000	7,152,859
2.75% due 04/30/2023		3,400,000	3,393,758
2.75% due 02/15/2028		2,200,000	2,165,453

			286,928,288

Total U.S. Government Treasuries (cost $333,443,464)			324,312,155

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027*		500,000	463,012
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047		600,000	564,600
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025*		3,000,000	2,957,214
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/17/2030*		400,000	394,560
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		900,000	823,500
State of Kuwait Senior Bonds 3.50% due 03/20/2027*		1,000,000	961,958
State of Qatar Senior Notes 4.50% due 04/23/2028*		800,000	798,483
State of Qatar Senior Notes 5.10% due 04/23/2048*		650,000	644,248
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,310,833

Total Foreign Government Obligations (cost $10,174,919)			9,918,408

MUNICIPAL BONDS & NOTES — 0.1%
City of Chicago, IL General Obligation Bonds Series B 6.31% due 01/01/2044		800,000	786,864
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029		600,000	638,844

Total Municipal Bonds & Notes (cost $1,307,531)			1,425,708

OPTIONS—PURCHASED(10) — 0.4%
Exchange-Traded Put Options — Purchased		1,266	3,884,510
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(5)		222,200,000	23,277
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(5)		13,000,000	1,811,881

Total Options—Purchased (cost $6,554,208)			5,719,668

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 6.50% due 06/29/2018(11)	EUR	900,000	1,349,746

Insurance-Life/Health — 0.1%
Meiji Yasuda Life Insurance Co. 5.10% due 04/26/2048*		1,500,000	1,530,852

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048*		400,000	360,990

Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 12/31/2020*(5)(11)		500,000	510,000

Pipelines — 0.0%
TransCanada Trust 5.30% due 03/15/2077		400,000	389,640

Total Preferred Securities/Capital Securities (cost $3,839,479)			4,141,228

Total Long-Term Investment Securities (cost $812,383,933)			799,123,285

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Commercial Paper — 0.1%
Barclays Bank PLC 1.94% due 09/04/2018 (cost $1,700,000)	1,700,000	1,696,745

REPURCHASE AGREEMENTS — 55.8%
Agreement with Barclays Bank PLC, bearing interest at 1.83%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $122,106,207 collateralized by $131,726,000 of United States Treasury Notes, bearing interest at 1.00% due 11/15/2019 and having an approximate value of $127,479,502	122,100,000	122,100,000
Agreement with J.P. Morgan Chase, bearing interest at 1.83%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $298,115,153 collateralized by $233,288,000 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 and by $84,555,000 of United States Treasury Notes, bearing interest at 2.38% due 04/30/2020 having an approximate combined value of $305,724,582	298,100,000	298,100,000
Agreement with Toronto-Dominion Bank, bearing interest at 1.83%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $298,115,153 collateralized by $314,125,000 of United States Treasury Notes, bearing interest at 2.25% due 12/31/2023 and having an approximate value of $309,211,634	298,100,000	298,100,000

Total Repurchase Agreements (cost $718,300,000)		718,300,000

TOTAL INVESTMENTS (cost $1,532,383,933)	117.9%	1,519,120,030
REVERSE REPURCHASE AGREEMENTS	(0.4%)	(5,325,750)
Liabilities in excess of other assets	(17.5%)	(225,754,743)

NET ASSETS	100.0%	$1,288,039,537

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $97,395,182 representing 7.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Securities classified as Level 3 (see Note 1).
(5)	Illiquid security. At April 30, 2018, the aggregate value of these securities was $4,009,597 representing 0.4% of net assets.
(6)	Interest Only
(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral for reverse repurchase agreements.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
J.P. Morgan Securities, LLC	1.73%	5/1/2018	5/15/2018	$(5,325,750)	$(5,329,333)

(10)	Options—Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2018	$1,850	422	$456,888	$696,866	$453,650	$(243,216)
S&P 500 Index	December 2018	2,125	422	1,088,915	1,435,366	1,086,650	(348,716)
S&P 500 Index	December 2018	2,375	422	2,337,894	2,758,336	2,344,210	(414,126)

					$4,890,568	$3,884,510	$(1,006,058)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Purchased Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.65% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Capital Services, LLC	November 2018	1.65%	$24,200	$137,336	$124	$(137,212)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.85% versus U.S. Treasury Bonds maturing on 11/30/2018	Goldman Sachs Bank USA	November 2018	1.85	62,500	89,393	4,731	(84,662)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 12/19/2018	Citibank N.A.	December 2018	2.00	62,500	138,462	4,063	(134,399)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.15% versus U.S. Treasury Bonds maturing on 01/31/2019	Goldman Sachs Bank USA	January 2019	2.15	73,000	76,650	14,359	(62,291)

					$441,841	$23,277	$(418,564)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.30% versus U.S. Treasury Bonds maturing on 10/21/2019	Goldman Sachs Bank USA	October 2019	2.30%	$9,700	$921,500	$1,515,580	$594,080
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 11/07/2019	Morgan Stanley Capital Services, LLC	November 2019	2.75	3,300	300,300	296,301	(3,999)

					$1,221,800	$1,811,881	$590,081

(11)	Perpetual maturity—maturity date reflects the next call date.

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Over the Counter Written Call Options on Currencies@
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Call option on USD vs ZAR	Goldman Sachs Bank USA	June 2018	12.25%	$2,000	$68,110	$64,992	$3,118

Over the Counter Written Put Options on Currencies@
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2018	Unrealized Appreciation / (Depreciation)
Put option on USD vs ZAR	Goldman Sachs Bank USA	June 2018	12.25%	$1,900	$29,317	$15,369	$13,948

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Capital Services, LLC	November 2018	2.00%	$5,200	$137,222	$1,733	$135,489
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.19% versus U.S. Treasury Bonds maturing on 12/19/2018	Citibank NA	December 2018	2.19	13,200	139,140	12,828	126,312
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.21% versus U.S. Treasury Bonds maturing on 01/31/2019	Goldman Sachs Bank USA	January 2019	2.21	14,600	76,650	21,701	54,949

					$353,012	$36,262	$316,750

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 10/21/2019	Goldman Sachs Bank USA	October 2019	2.00%	$48,500	$921,500	$2,308,629	$(1,387,129)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 2.50% versus U.S. Treasury Bonds maturing on 11/07/2019	Morgan Stanley Capital Services, LLC	November 2019	2.50	16,500	300,300	479,784	(179,484)

					$1,221,800	$2,788,413	$(1,566,613)

Over the Counter Written Put Options on Credit Default Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Put option to enter into a credit default swap for the right to receive a fixed rate of 0.85% versus the 5 Year CDX North American Investment Grade Index Series 30 maturing on 05/16/2018	Bank of America	May 2018	0.85%	$4,200	$3,822	$621	$3,201
Put option to enter into a credit default swap for the right to receive a fixed rate of 0.85% versus the 5 Year CDX North American Investment Grade Index Series 30 maturing on 07/18/2018	Citibank N.A.	July 2018	0.85	2,000	2,060	1,628	432
Put option to enter into a credit default swap for the right to receive a fixed rate of 0.90% versus the 5 Year CDX North American Investment Grade Index Series 30 maturing on 06/20/2018	Bank of America	June 2018	0.90	4,400	4,840	1,961	2,879
Put option to enter into a credit default swap for the right to receive a fixed rate of 0.90% versus the 5 Year CDX North American Investment Grade Index Series 30 maturing on 06/20/2018	Citibank N.A.	June 2018	0.90	3,600	4,230	1,605	2,625
Put option to enter into a credit default swap for the right to receive a fixed rate of 0.95% versus the 5 Year CDX North American Investment Grade Index Series 30 maturing on 07/18/2018	Barclays Bank PLC	July 2018	0.95	4,400	7,568	2,546	5,022

					$22,520	$8,361	$14,159

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
640	Long	90 Day Euro Dollar	March 2019	$156,184,819	$155,592,000	$(592,819)
108	Long	90 Day Euro Dollar	June 2018	26,377,113	26,360,100	(17,013)
350	Long	90 Day Euro Dollar	December 2018	85,474,823	85,185,625	(289,198)
424	Long	90 Day Euro Dollar	May 2018	103,557,416	103,509,000	(48,416)
5,058	Long	S&P 500 E-Mini Index	June 2018	691,551,374	669,426,300	(22,125,074)
26	Long	U.S. Treasury Ultra Long Bonds	June 2018	4,032,880	4,085,250	52,370
60	Long	U.S. Treasury 5 Year Notes	June 2018	6,829,103	6,810,469	(18,634)
831	Long	Russell 2000 E-Mini Index	June 2018	66,238,803	64,144,890	(2,093,913)
10	Short	Euro-Bund	June 2018	1,888,143	1,916,943	(28,800)
49	Short	Euro-OAT	June 2018	8,959,976	9,101,304	(141,328)
308	Short	U.S. Treasury 10 Year Notes	June 2018	37,015,862	36,844,500	171,362
534	Short	90 Day Euro Dollar	June 2019	130,483,691	129,695,250	788,441
298	Short	90 Day Euro Dollar	September 2019	72,782,479	72,332,050	450,429
958	Short	90 Day Euro Dollar	December 2019	233,665,662	232,386,850	1,278,812
640	Short	90 Day Euro Dollar	March 2020	155,871,181	155,216,000	655,181

						$(21,958,600)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	8,555,000	USD	12,108,850	05/03/2018	$330,673	$—

Citibank N.A.	GBP	8,555,000	USD	11,841,395	06/04/2018	46,622	—
	RUB	159,000,900	USD	2,577,000	05/25/2018	58,749	—
	USD	11,825,056	GBP	8,555,000	05/03/2018	—	(46,880)
	USD	8,277,014	RUB	474,262,140	06/07/2018	—	(777,339)

						105,371	(824,219)

Goldman Sachs Bank USA	CAD	6,505,000	USD	5,066,989	05/03/2018	389	—
	EUR	1,279,000	USD	1,574,820	05/03/2018	30,300	—
	KRW	8,892,909,203	USD	8,249,452	06/20/2018	—	(63,286)
	USD	5,171,420	CAD	6,505,000	05/03/2018	—	(104,820)
	USD	9,340,090	JPY	1,003,419,397	05/15/2018	—	(153,828)
	USD	5,070,286	CAD	6,505,000	06/04/2018	—	(316)
	USD	8,270,000	KRW	8,887,642,682	06/20/2018	37,815	—

						68,504	(322,250)

Net Unrealized Appreciation/(Depreciation)						$504,548	$(1,146,469)

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — South Korean Won

RUB — New Russian Ruble

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays PLC	55,638	05/09/2018	(3 Month USD LIBOR-BBA plus 10 bps)	MSCI EAFE Index	$—	$108,370
Merrill Lynch International	69,673	08/22/2018	(3 Month USD LIBOR-BBA plus 8 bps)	MSCI EAFE Index	—	338,065
Merrill Lynch International	21,609	05/23/2018	(3 Month USD LIBOR-BBA plus 8 bps)	MSCI EAFE Index	(42,429)	94,606
Merrill Lynch International	50,595	06/07/2018	(3 Month USD LIBOR-BBA plus 9 bps)	MSCI EAFE Index	—	241,426

					$(42,429)	$782,467

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	6,600	02/03/2037	2.050%/Annually	6 Month USD EURIBOR-	$—	$(2,786)
				BBA/Semi-annually
JPY	740,000	03/20/2028	6 Month JPY LIBOR-BBA/Semi-annually	0.750%/Semi-annually	102,357	(156,629)
GBP	2,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.040%/Semi-annually	704	(56,557)
GBP	3,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.050%/Semi-annually	—	(82,214)
GBP	14,100	03/21/2028	6 Month GBP LIBOR-BBA/Semi-annually	1.500%/Semi-annually	324,575	(122,071)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA/Quarterly	2.910%/Semi-annually	—	(13,444)
USD	700	12/16/2019	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	(1,172)	8,613
USD	600	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	31,184	25,831
USD	1,100	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	(23,107)	125,082
USD	23,700	06/21/2027	3 Month USD LIBOR-BBA/Quarterly	1.500%/Semi-annually	1,692,953	1,168,248
USD	2,300	12/20/2027	3 Month USD LIBOR-BBA/Quarterly	2.500%/Semi-annually	(56,262)	153,342
USD	5,400	12/20/2047	3 Month USD LIBOR-BBA/Quarterly	2.750%/Semi-annually	(174,549)	490,488
USD	600	06/20/2023	3 Month USD LIBOR-BBA/Quarterly	2.750%/Semi-annually	—	61,242
USD	97,100	06/20/2028	3 Month USD LIBOR-BBA/Quarterly	2.250%/Semi-annually	6,268,505	(80,739)

				Total	$8,165,188	$1,518,406

Centrally Cleared Credit Default Swaps on Credit Indices -- Sell Protection@(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at April 30, 2018(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	1.000	% /Quarterly	6/20/2021	0.3423%	$900	$7,524	$10,322
CDX North American Investment Grade Index	1.000	% /Quarterly	12/20/2022	0.5290	15,300	335,476	(24,778)
CDX North American Investment Grade Index	1.000	% /Quarterly	6/20/2023	1.0373	13,200	225,661	18,988

						$568,661	$4,532

@	Illiquid security. At April 30, 2018, the aggregate value of these securities was $10,996,825 representing 0.9% of net assets
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

CDOR — Canadian Dollar Offered Rate

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$49,375,989	$1,300,232	$50,676,221
U.S. Corporate Bonds & Notes	—	91,276,252	—	91,276,252
Foreign Corporate Bonds & Notes	—	41,636,332	—	41,636,332
U.S. Government Agencies	—	270,017,313	—	270,017,313
U.S. Government Treasuries	—	324,312,155	—	324,312,155
Foreign Government Obligations	—	9,918,408	—	9,918,408
Municipal Bonds & Notes	—	1,425,708	—	1,425,708
Exchange-Traded Put Options — Purchased	3,884,510	—	—	3,884,510
Over the Counter Purchased Call Options on Interest Rate Swap Contracts	—	23,277	—	23,277
Over the Counter Purchased Put Options on Interest Rate Swap Contracts	—	1,811,881	—	1,811,881
Preferred Securities/Capital Securities	—	4,141,228	—	4,141,228
Short-Term Investment Securities	—	1,696,745	—	1,696,745
Repurchase Agreements	—	718,300,000	—	718,300,000

Total Investments at Value	$3,884,510	$1,513,935,288	$1,300,232	$1,519,120,030

Other Financial Instruments:+
Over the Counter Written Call Options on Currencies	$—	$13,948	$—	$13,948
Over the Counter Written Put Options on Currencies	—	2,879	—	2,879
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	316,750	—	316,750
Over the Counter Written Put Options on Credit Default Swap Contracts	—	14,159	—	14,159
Futures Contracts	3,396,595	—	—	3,396,595
Forward Foreign Currency Contracts	—	504,548	—	504,548
Over the Counter Total Return Swap Contracts	—	782,467	—	782,467
Centrally Cleared Interest Rate Swap Contracts	—	2,032,846	—	2,032,846
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	29,310	—	29,310

Total Other Financial Instruments	$3,396,595	$3,696,907	$—	$7,093,502

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$1,566,613	$—	$1,566,613
Futures Contracts	25,355,195	—	—	25,355,195
Forward Foreign Currency Contracts	—	1,146,469	—	1,146,469
Centrally Cleared Interest Rate Swap Contracts	—	514,440	—	514,440
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	24,778	—	24,778

Total Other Financial Instruments	$25,355,195	$3,252,300	$—	$28,607,495

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 73.5%
Aerospace/Defense-Equipment — 1.2%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$1,984,000	$2,028,640
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	2,445,000	2,371,650

		4,400,290

Airlines — 0.4%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(1)	67,224	67,466
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,453,132	1,461,560

		1,529,026

Auto-Heavy Duty Trucks — 0.3%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,117,000	1,136,548

Auto/Truck Parts & Equipment-Replacement — 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	500,000	491,100

Batteries/Battery Systems — 0.7%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,648,000	2,661,240

Broadcast Services/Program — 0.5%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,740,000	1,653,000

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,625,000	1,685,938

Building & Construction-Misc. — 0.6%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,042,000	2,016,475

Building Products-Wood — 0.7%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	2,395,000	2,424,938

Building-Heavy Construction — 1.1%
New Enterprise Stone & Lime Co., Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,298,000	1,314,225
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	2,571,000	2,634,504

		3,948,729

Building-Residential/Commercial — 0.5%
William Lyon Homes, Inc. Senior Notes 6.00% due 09/01/2023*	1,725,000	1,723,085

Cable/Satellite TV — 3.6%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	3,362,000	3,378,810
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,885,000	2,663,951
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	830,000	815,994
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,730,000	1,660,454
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	1,595,000	1,678,737
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,640,000	1,631,800
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	876,000	796,613

		12,626,359

Cellular Telecom — 3.4%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	3,275,000	3,475,594
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	6,412,000	6,876,870
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	1,459,000	1,535,597

		11,888,061

Chemicals-Specialty — 1.0%
GCP Applied Technologies, Inc. Senior Notes 5.50% due 04/15/2026*	1,705,000	1,696,475
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	1,675,000	1,729,437

		3,425,912

Circuit Boards — 0.7%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	2,410,000	2,361,800

Coal — 0.8%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	2,595,000	2,666,363

Computer Services — 1.2%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	4,185,000	4,279,162

Computers — 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,235,000	3,430,855

Computers-Integrated Systems — 1.3%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	1,410,000	1,462,875
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	3,095,000	3,133,687

		4,596,562

Computers-Memory Devices — 0.4%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	1,548,000	1,524,780

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,111,000	1,052,673

Containers-Metal/Glass — 1.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	1,295,000	1,440,687
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,438,000	2,431,905

		3,872,592

Containers-Paper/Plastic — 0.8%
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	759,000	732,435
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	2,125,000	1,981,563

		2,713,998

Cosmetics & Toiletries — 0.9%
Coty, Inc. Senior Notes 6.50% due 04/15/2026*	1,700,000	1,653,250
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,511,000	1,446,782

		3,100,032

Dialysis Centers — 0.5%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	1,850,000	1,753,245

Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	1,685,000	1,693,425

Electric-Distribution — 0.1%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*	481,000	464,165

Electronic Parts Distribution — 0.5%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,920,000	1,865,574

Energy-Alternate Sources — 0.5%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,650,000	1,683,000

Enterprise Software/Service — 1.5%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,705,000	1,700,737
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	3,392,000	3,595,520

		5,296,257

Finance-Auto Loans — 1.3%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	2,000,000	2,045,000
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	410,000	423,837
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	2,066,000	2,158,970

		4,627,807

Finance-Consumer Loans — 2.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,440,000	2,592,500
SLM Corp. Senior Notes 5.63% due 08/01/2033	3,076,000	2,645,360
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	2,075,000	2,095,750

		7,333,610

Finance-Credit Card — 0.7%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,442,000

Finance-Investment Banker/Broker — 0.4%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,370,000	1,328,900

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,500,000	2,450,000

Finance-Other Services — 0.5%
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	1,737,000	1,771,740

Food-Meat Products — 0.5%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	602,000	565,699
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,158,000	1,123,260

		1,688,959

Food-Retail — 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	2,580,000	2,247,825

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	9,226

Hotels/Motels — 0.8%
Wyndham Worldwide Corp. Senior Notes 4.15% due 04/01/2024	685,000	680,340
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	2,085,000	2,063,465

		2,743,805

Independent Power Producers — 0.4%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	1,275,000	1,278,188

Internet Connectivity Services — 0.8%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,073,000	2,122,234
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	851,000	880,955

		3,003,189

Internet Content-Entertainment — 0.5%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,642,000	1,686,662

Machinery-Construction & Mining — 0.3%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,252,000	1,245,740

Machinery-Pumps — 0.2%
Apergy Corp. Senior Notes 6.38% due 05/01/2026*	846,000	858,690

Machinery-Thermal Process — 0.6%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	2,116,000	2,184,770

Marine Services — 0.8%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	2,860,000	2,917,200

Medical-Drugs — 0.3%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	1,425,000	1,031,344

Medical-Hospitals — 1.9%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,205,000	1,211,025
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,650,000	1,724,250
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	1,541,000	1,487,219
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	2,225,000	2,187,453

		6,609,947

Metal Processors & Fabrication — 1.2%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	2,293,000	2,421,981
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,682,000	1,713,538

		4,135,519

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,956,000	1,875,315

Metal-Iron — 0.5%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,800,000	1,735,884

Oil Companies-Exploration & Production — 4.2%
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,775,000	1,819,375

Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	875,000	853,125
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	1,475,000	1,482,375
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,708,000	2,633,530
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,425,000	1,435,687
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,067,000	2,141,929
Oasis Petroleum, Inc. Senior Notes 6.25% due 05/01/2026*	764,000	764,000
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	1,290,000	1,235,175
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	1,115,000	805,253
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,800,000	1,849,500

		15,019,949

Oil Field Machinery & Equipment — 0.5%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,805,925

Oil Refining & Marketing — 0.8%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	449,000	446,755
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	2,408,000	2,498,300

		2,945,055

Oil-Field Services — 1.0%
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	2,350,000	2,105,482
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	1,550,000	1,581,000

		3,686,482

Physicians Practice Management — 0.7%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	2,641,000	2,621,193

Pipelines — 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,303,000	1,296,485
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	1,125,000	1,096,875
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,625,000	2,871,120
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	2,054,000	2,007,785
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	1,925,000	1,857,625
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,541,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,327,000	1,330,318
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	2,609,000	2,524,207
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	362,000	341,185
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,131,000	2,067,070
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,410,000	1,431,150

		19,365,320

Poultry — 0.5%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	1,875,000	1,790,625

Publishing-Books — 0.7%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	2,615,000	2,431,950

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,400,425

Radio — 0.6%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,215,000	2,176,238

Real Estate Investment Trusts — 4.8%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	2,269,000	2,240,637
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,660,000	2,600,150
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,775,000	1,752,813
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,860,000	1,750,725
iStar, Inc. Senior Notes 5.25% due 09/15/2022	2,024,000	1,963,280
iStar, Inc. Senior Notes 6.00% due 04/01/2022	898,000	898,000
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	2,293,000	2,172,618
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	825,000	781,660
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	3,050,000	2,935,625

		17,095,508

Real Estate Management/Services — 1.4%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,830,000	2,787,550
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	2,240,000	2,165,072

		4,952,622

Real Estate Operations & Development — 0.5%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	1,870,000	1,851,300

Rental Auto/Equipment — 0.9%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	2,560,000	2,470,400
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	805,000	740,600

		3,211,000

Retail-Appliances — 0.6%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	2,174,000	2,151,608

Retail-Automobile — 0.4%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	1,339,000	1,335,653

Retail-Office Supplies — 1.0%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	3,820,000	3,571,700

Retail-Restaurants — 1.0%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,391,000	1,363,180
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	2,110,000	2,204,950

		3,568,130

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	2,534,000	2,514,995

Security Services — 0.2%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	696,000	725,580

Steel-Producers — 1.6%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	1,800,000	1,686,402
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	1,429,000	1,430,786
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	867,000	860,498
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	1,700,000	1,734,000

		5,711,686

Telecom Services — 0.5%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,915,000	1,819,020

Telecommunication Equipment — 0.3%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	946,000	946,000

Telephone-Integrated — 1.5%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,747,000	1,738,265
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	1,695,000	1,682,288
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	2,805,000	1,718,062

		5,138,615

Television — 0.6%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,905,000	2,076,450

Theaters — 0.3%
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	910,000	907,725

Total U.S. Corporate Bonds & Notes (cost $263,443,549)		259,992,258

FOREIGN CORPORATE BONDS & NOTES — 21.3%
Agricultural Chemicals — 1.6%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	2,070,000	2,152,800
Nufarm Australia, Ltd./Nufarm Americas, Inc. Company Guar. Notes 5.75% due 04/30/2026*	1,750,000	1,745,625
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	1,771,000	1,795,794

		5,694,219

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	1,890,000	1,817,944

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	2,064,000	2,058,840

Cable/Satellite TV — 3.4%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,690,000	1,664,650
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	3,000,000	2,703,750
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	5,217,000	5,053,969
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	2,618,000	2,559,095

		11,981,464

Cellular Telecom — 0.5%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,760,000	1,744,160

Chemicals-Diversified — 1.1%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,213,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	1,810,000	1,782,850

		3,996,600

Computers-Memory Devices — 0.7%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	2,700,000	2,619,714

Cruise Lines — 0.6%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	1,986,000	2,100,791

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*	2,175,000	2,180,437

Finance-Consumer Loans — 0.6%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	1,900,000	2,014,000

Finance-Other Services — 0.4%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*	1,306,000	1,335,385

Gambling (Non-Hotel) — 0.5%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	1,548,000	1,650,555

Medical-Drugs — 1.9%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	925,000	649,812
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	4,765,000	4,377,844
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	1,749,000	1,845,195

		6,872,851

Metal-Copper — 0.8%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	916,000	871,299
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	944,000	896,800
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,182,000	1,178,809

		2,946,908

Oil & Gas Drilling — 2.2%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	1,190,000	1,115,625
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	1,407,000	1,417,552
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*(4)(9)	2,982,000	1,103,340
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*	1,700,000	1,725,500
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	2,400,000	2,301,000

		7,663,017

Oil Companies-Exploration & Production — 1.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,467,000	2,226,468
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,456,000	1,456,291

		3,682,759

Oil-Field Services — 1.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	2,393,000	2,515,641
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	1,200,000	1,155,000

		3,670,641

Paper & Related Products — 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,003,000	997,985
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	357,300

		1,355,285

Printing-Commercial — 0.8%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	2,637,000	2,735,887

Satellite Telecom — 1.7%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*	2,660,000	2,606,800
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,430,000	2,041,200
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	2,340,000	1,462,500

		6,110,500

Semiconductor Equipment — 0.4%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	1,310,000	1,320,644

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Total Foreign Corporate Bonds & Notes (cost $78,646,936)		75,552,601

LOANS(6)(7)(8) — 1.3%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.7%
RentPath LLC FRS 2nd Lien 10.91% (1 ML+9.00%) due 12/17/2022	2,913,240	2,534,519

Publishing-Books — 0.6%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.90% (1 ML+3.00%) due 05/29/2021	2,103,372	1,944,304

Total Loans (cost $4,853,401)		4,478,823

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	649,068

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,641,348)	$1,604,000	1,820,540

Total Long-Term Investment Securities (cost $348,585,242)		342,493,290

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Short-Term Investment Securities — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(10) (cost $10,331,632)	10,331,632	10,331,632

TOTAL INVESTMENTS (cost $358,916,874)	99.7%	352,824,922
Other assets less liabilities	0.3	992,793

NET ASSETS	100.0%	$353,817,715

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $198,616,050 representing 56.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At April 30, 2018, the aggregate value of these securities was $658,294 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$649,068	$789.62	0.18%

(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(9)	Security in default of interest.
(10)	The rate shown is the 7-day yield as of April 30, 2018.

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$1,461,560	$67,466	$1,529,026
Gambling (Non-Hotel)	—	—	9,226	9,226
Rubber/Plastic Products	—	—	0	0
Other Industries	—	258,454,006	—	258,454,006
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	75,552,601	—	75,552,601
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	4,478,823	—	4,478,823
Common Stocks	—	—	649,068	649,068
Preferred Securities/Capital Securities	—	1,820,540	—	1,820,540
Short-Term Investment Securities	10,331,632	—	—	10,331,632

Total Investments at Value	$10,331,632	$341,767,530	$725,760	$352,824,922

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS —  April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.2%
Australia — 4.2%
Australia & New Zealand Banking Group, Ltd.	273,677	$5,510,912
Challenger, Ltd.	243,265	1,964,061
Insurance Australia Group, Ltd.	624,593	3,702,250
Vicinity Centres	713,097	1,307,589

		12,484,812

Canada — 4.5%
BCE, Inc.	52,300	2,219,578
Encana Corp.	239,000	2,976,448
Magna International, Inc.	30,397	1,795,245
Suncor Energy, Inc.	166,651	6,372,961

		13,364,232

Denmark — 1.0%
Danske Bank A/S	81,517	2,840,010

France — 15.7%
AXA SA	179,602	5,134,088
Cie de Saint-Gobain	48,842	2,550,738
Eurazeo SA	35,364	3,096,805
Natixis SA	366,656	2,998,116
Sanofi	81,183	6,407,973
SCOR SE	84,695	3,437,041
Societe Generale SA	110,015	6,026,073
TOTAL SA	64,907	4,075,925
Valeo SA	39,196	2,608,306
Veolia Environnement SA	158,290	3,748,021
Vinci SA	66,811	6,671,305

		46,754,391

Germany — 6.9%
Allianz SE	14,111	3,338,190
Bayer AG	29,236	3,499,829
Henkel AG & Co. KGaA (Preference Shares)	15,090	1,919,610
KION Group AG	24,404	2,036,260
LANXESS AG	18,564	1,374,716
Siemens AG	50,437	6,416,081
thyssenkrupp AG	72,281	1,884,965

		20,469,651

Hong Kong — 1.8%
AIA Group, Ltd.	593,200	5,296,191

Ireland — 4.8%
Bank of Ireland Group PLC	270,295	2,423,410
CRH PLC	70,514	2,502,543
Dalata Hotel Group PLC†	347,365	2,764,813
Johnson Controls International PLC	80,200	2,716,374
Kerry Group PLC, Class A (ISE)	29,895	3,041,182
Kerry Group PLC, Class A (LSE)	9,593	975,013

		14,423,335

Italy — 0.7%
Telecom Italia SpA RSP	2,605,179	2,235,478

Japan — 22.3%
Hoya Corp.	61,900	3,309,368
ITOCHU Corp.	168,900	3,380,600
Japan Airlines Co., Ltd.	91,200	3,593,168
KDDI Corp.	59,500	1,597,312
Mitsubishi Corp.	202,300	5,595,551
Mitsui Fudosan Co., Ltd.	109,700	2,812,642
Mizuho Financial Group, Inc.	1,324,500	2,401,865
Nintendo Co., Ltd.	4,100	1,729,297
Nippon Telegraph & Telephone Corp.	100,000	4,758,295
Nissan Motor Co., Ltd.	526,000	5,531,910
NSK, Ltd.	177,900	2,388,114
ORIX Corp.	170,800	3,002,435
Panasonic Corp.	172,100	2,550,427
Sanwa Holdings Corp.	215,100	2,768,570
SCREEN Holdings Co., Ltd.	26,600	2,183,778
Seven & i Holdings Co., Ltd.	52,300	2,297,377
Shiseido Co., Ltd.	55,800	3,620,116
Sumitomo Mitsui Financial Group, Inc.	127,200	5,279,475
TDK Corp.	30,500	2,599,277
Toshiba Corp.†	962,000	2,572,997
Yamaha Motor Co., Ltd.	77,400	2,467,539

		66,440,113

Jersey — 2.0%
Ferguson PLC	41,143	3,143,193
Glencore PLC	568,179	2,735,375

		5,878,568

Netherlands — 7.4%
Akzo Nobel NV	21,640	1,948,004
Fiat Chrysler Automobiles NV†	117,736	2,623,759
ING Groep NV	684,832	11,489,340
Koninklijke Ahold Delhaize NV	121,275	2,923,621
Unilever NV CVA	55,636	3,173,873

		22,158,597

New Zealand — 1.0%
Spark New Zealand, Ltd.	1,225,947	2,974,737

Norway — 0.8%
DNB ASA	127,286	2,374,275

South Korea — 1.7%
Samsung Electronics Co., Ltd.	2,062	5,106,282

Spain — 0.8%
Aena SME SA*	11,295	2,328,037

Sweden — 1.6%
Com Hem Holding AB	162,930	2,828,846
Skandinaviska Enskilda Banken AB, Class A	213,457	2,007,909

		4,836,755

Switzerland — 5.1%
Chubb, Ltd.	28,606	3,880,976
Credit Suisse Group AG	110,257	1,852,469
LafargeHolcim, Ltd.	34,143	1,895,102
Novartis AG	69,488	5,344,751
UBS Group AG	128,686	2,162,110

		15,135,408

Taiwan — 0.8%
Sino-American Silicon Products, Inc.	567,000	2,437,305

United Kingdom — 15.1%
AstraZeneca PLC	72,659	5,094,123
BAE Systems PLC	483,147	4,054,476
Imperial Brands PLC	83,725	2,989,590

Lloyds Banking Group PLC	1,381,415	1,227,792
Prudential PLC	254,869	6,536,718
Rio Tinto PLC	92,424	5,007,974
Royal Dutch Shell PLC, Class A	197,920	6,922,532
Royal Dutch Shell PLC, Class B	113,417	4,051,466
SSE PLC	171,843	3,261,223
Vodafone Group PLC	1,942,951	5,653,294

		44,799,188

Total Long-Term Investment Securities (cost $248,262,390)		292,337,365

SHORT-TERM INVESTMENT SECURITIES — 0.1%
United States Treasury Bills
1.65% due 05/03/2018	$182,000	181,984
1.79% due 07/19/2018	153,000	152,411
1.81% due 07/26/2018	141,000	140,400

Total Short-Term Investment Securities (cost $474,781)		474,795

REPURCHASE AGREEMENTS — 0.1%
Agreement with Bank of America NA, bearing interest at 1.70%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $159,008 and collateralized by $164,000 of United States Treasury Notes, bearing interest at 2.38%, due 04/15/2021 and having an approximate value of $163,224 (cost $159,000)	159,000	159,000

TOTAL INVESTMENTS (cost $248,896,171)	98.4%	292,971,160
Other assets less liabilities	1.6	4,618,416

NET ASSETS	100.0%	$297,589,576

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $2,328,037 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	4,378,600	USD	3,408,001	07/18/2018	$—	$(8,425)
	EUR	2,700,000	USD	3,353,103	06/20/2018	80,698	—
	HKD	5,711,700	USD	729,145	05/16/2018	1,138	—
	JPY	51,106,400	USD	467,720	05/16/2018	—	(186)
	USD	6,254,954	HKD	48,798,400	05/16/2018	—	(35,165)
	USD	469,699	JPY	51,106,400	05/16/2018	—	(1,793)
	USD	1,049,602	EUR	844,300	06/20/2018	—	(26,308)
	USD	5,158,678	GBP	3,741,100	06/20/2018	3,789	—

						85,625	(71,877)

Barclays Bank PLC	GBP	862,300	USD	1,231,264	06/20/2018	41,347	—

Citibank N.A.	CAD	2,342,100	USD	1,823,284	07/18/2018	—	(4,152)
	DKK	8,240,600	USD	1,375,933	06/20/2018	35,247	—
	EUR	818,200	USD	1,006,348	06/20/2018	14,688	—
	JPY	419,206,000	USD	3,918,765	05/16/2018	80,711	—
	USD	8,595,838	JPY	934,049,500	05/16/2018	—	(44,119)
	USD	2,297,027	GBP	1,666,100	06/20/2018	2,079	—

						132,725	(48,271)

Goldman Sachs International	GBP	753,200	USD	1,052,052	06/20/2018	12,686	—

HSBC Bank USA N.A.	EUR	1,495,300	USD	1,839,683	06/20/2018	27,376	—

JPMorgan Chase Bank N.A.	CAD	1,721,700	USD	1,340,182	07/18/2018	—	(3,184)
	EUR	683,500	USD	840,931	06/20/2018	12,528	—
	NZD	3,899,000	USD	2,820,400	07/18/2018	77,295	—
	USD	1,520,218	JPY	165,830,900	05/16/2018	—	(1,948)
	USD	4,246,059	SGD	5,547,200	05/16/2018	—	(61,598)
	USD	9,226,645	CHF	8,593,900	06/20/2018	—	(518,480)
	USD	3,251,103	GBP	2,356,900	06/20/2018	1,261	—
	USD	425,776	NOK	3,322,700	06/20/2018	—	(10,884)
	USD	208,798	SEK	1,711,400	06/20/2018	—	(12,634)
	USD	3,255,940	AUD	4,241,000	07/18/2018	—	(62,073)

						91,084	(670,801)

Royal Bank of Scotland PLC	JPY	297,387,600	USD	2,808,654	05/16/2018	85,913	—
	USD	2,721,808	JPY	297,387,600	05/16/2018	933	—

						86,846	—

State Street Bank and Trust Co.	CAD	1,788,400	USD	1,409,301	07/18/2018	13,893	—
	JPY	244,620,700	USD	2,238,776	05/16/2018	—	(857)
	USD	2,248,656	JPY	244,620,700	05/16/2018	—	(9,023)
	USD	1,015,675	GBP	707,200	06/20/2018	—	(39,786)
	USD	2,704,014	AUD	3,522,700	07/18/2018	—	(51,094)
	USD	1,512,074	ILS	5,284,700	07/18/2018	—	(36,928)

						13,893	(137,688)

UBS AG	CAD	3,598,900	USD	2,800,962	07/18/2018	—	(7,099)

Westpac Banking Corp.	CAD	3,141,900	USD	2,445,667	07/18/2018	—	(5,817)
	EUR	1,470,900	USD	1,809,656	06/20/2018	26,922	—

						26,922	(5,817)

Net Unrealized Appreciation/(Depreciation)						$518,504	$(941,553)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Banks-Commercial	9.0%
Diversified Banking Institutions	7.3
Oil Companies-Integrated	7.2
Medical-Drugs	6.8
Insurance-Life/Health	4.7
Insurance-Multi-line	4.1
Diversified Manufacturing Operations	3.1
Import/Export	3.0
Telephone-Integrated	2.8
Auto-Cars/Light Trucks	2.8
Metal-Diversified	2.6
Electronic Components-Semiconductors	2.5
Cosmetics & Toiletries	2.3
Building-Heavy Construction	2.2
Cellular Telecom	1.9
Electronic Components-Misc.	1.8
Food-Retail	1.8
Telecom Services	1.8
Building Products-Cement	1.6
Auto/Truck Parts & Equipment-Original	1.5
Aerospace/Defense	1.4
Food-Misc./Diversified	1.3
Water	1.3
Insurance-Property/Casualty	1.2
Airlines	1.2
Insurance-Reinsurance	1.2
Electric-Integrated	1.1
Distribution/Wholesale	1.1
Private Equity	1.0
Finance-Leasing Companies	1.0
Tobacco	1.0
Oil Companies-Exploration & Production	1.0
Internet Connectivity Services	0.9
Real Estate Operations & Development	0.9
Building Products-Doors & Windows	0.9
Hotels/Motels	0.9
Building Products-Air & Heating	0.9
Computers-Memory Devices	0.9
Building & Construction Products-Misc.	0.9
Audio/Video Products	0.9
Motorcycle/Motor Scooter	0.8
Metal Processors & Fabrication	0.8
Airport Development/Maintenance	0.8
Machinery-Material Handling	0.7
Coatings/Paint	0.6
Soap & Cleaning Preparation	0.6
Steel-Producers	0.6
Toys	0.6
Chemicals-Diversified	0.5
Real Estate Investment Trusts	0.4
U.S. Government Treasuries	0.1
Repurchase Agreements	0.1

98.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
South Korea	$—	5,106,282		$—	$5,106,282
Other Countries	19,961,582	267,269,501	**	—	287,231,083
Short-Term Investment Securities	—	474,795		—	474,795
Repurchase Agreements	—	159,000		—	159,000

Total Investments at Value	$19,961,582	$273,009,578		$—	$292,971,160

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$518,504		$—	$518,504

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$941,553		$—	$941,553

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $261,911,851 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. Additionally, securities currently valued at $5,106,282 were transferred from Level 1 to Level 2 due to an exchange price not being available at April 30, 2018. There were no additional transfers between Levels at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 33.9%
Australia — 0.5%
AGL Energy, Ltd.	14,138	$230,548
ASX, Ltd.	1,975	86,873
BHP Billiton, Ltd.	2,685	62,502
carsales.com, Ltd.	16,819	181,027
Charter Hall Group	19,764	87,472
Coca-Cola Amatil, Ltd.	11,404	79,531
Fortescue Metals Group, Ltd.	30,721	105,063
Macquarie Group, Ltd.	5,458	443,314
McMillan Shakespeare, Ltd.	6,444	81,467
OZ Minerals, Ltd.	7,528	52,243
Perseus Mining, Ltd.†	116,116	40,337
Platinum Asset Management, Ltd.	9,303	39,456
Rio Tinto, Ltd.	6,685	400,322
Santos, Ltd.†	37,985	174,655
Telstra Corp., Ltd.	196,294	467,981
Woodside Petroleum, Ltd.	31,409	759,047

		3,291,838

Austria — 0.1%
OMV AG	2,620	162,249
Raiffeisen Bank International AG†	3,724	125,212

		287,461

Belgium — 0.1%
Ageas	2,694	144,047
AGFA Gevaert NV†	5,659	20,177
Melexis NV	524	49,451
Proximus SADP	3,207	97,878
UCB SA	1,597	120,347

		431,900

Bermuda — 0.5%
Assured Guaranty, Ltd.	2,600	94,354
Athene Holding, Ltd., Class A†	12,100	592,900
Axis Capital Holdings, Ltd.	2,700	158,490
CK Infrastructure Holdings, Ltd.	44,000	347,121
Essent Group, Ltd.†	4,800	158,208
Everest Re Group, Ltd.	1,639	381,346
Invesco, Ltd.	19,500	564,915
Kunlun Energy Co., Ltd.	110,000	93,994
Signet Jewelers, Ltd.	4,900	190,512
Third Point Reinsurance, Ltd.†	13,000	172,900

		2,754,740

Brazil — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,500	74,850
Cielo SA	17,300	94,816
Multiplus SA	1,900	15,512

		185,178

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	4,000	273,680

Canada — 1.1%
Athabasca Oil Corp.†	52,800	62,507
Baytex Energy Corp.†	25,600	114,646
BCE, Inc.	15,200	645,078
Birchcliff Energy, Ltd.	31,000	112,271
Bonavista Energy Corp.	49,200	60,544
Canadian National Railway Co.	10,800	834,173
Cenovus Energy, Inc.	29,400	294,469
Centerra Gold, Inc.†	14,700	89,761
CGI Group, Inc., Class A†	6,422	372,130
CI Financial Corp.	11,800	248,324
Crescent Point Energy Corp.	14,900	130,554
Crew Energy, Inc.†	23,200	47,161
Dorel Industries, Inc., Class B	500	10,807
Eldorado Gold Corp.†	9,100	8,647
Genworth MI Canada, Inc.	5,679	183,557
Goldcorp, Inc.	10,300	136,697
Husky Energy, Inc.	10,900	152,470
IGM Financial, Inc.	5,200	159,611
Imperial Oil, Ltd.	27,400	852,122
Linamar Corp.	3,400	190,529
Magna International, Inc.	11,300	667,377
MEG Energy Corp.†	8,200	42,407
Norbord, Inc.	3,400	140,401
Obsidian Energy, Ltd.†	23,700	26,211
Pengrowth Energy Corp.†	56,700	50,785
Precision Drilling Corp.†	27,900	99,523
Spartan Energy Corp.†	30,200	149,595
Surge Energy, Inc.	31,400	58,449
Tahoe Resources, Inc.	28,500	143,615
Teck Resources, Ltd., Class B	6,445	161,784
Tourmaline Oil Corp.	2,400	45,142
Transcontinental, Inc., Class A	8,500	179,010
Valeant Pharmaceuticals International, Inc.†	3,900	70,409
West Fraser Timber Co., Ltd.	1,700	115,152
Yamana Gold, Inc.	27,500	79,033

		6,734,951

Cayman Islands — 0.1%
AAC Technologies Holdings, Inc.	4,500	64,585
CK Asset Holdings, Ltd.	43,000	370,690
Wharf Real Estate Investment Co., Ltd.	25,000	187,672
Xinyi Glass Holdings, Ltd.	40,000	57,749

		680,696

Chile — 0.0%
Enel Americas SA ADR	10,696	121,400
Sociedad Quimica y Minera de Chile SA ADR	1,500	82,335

		203,735

China — 0.1%
Bank of China, Ltd.	209,000	113,296
China Petroleum & Chemical Corp.	170,000	165,570

		278,866

Denmark — 0.2%
Novo Nordisk A/S, Class B	10,871	510,403
Pandora A/S	3,449	383,269
Scandinavian Tobacco Group A/S*	2,303	38,494
Spar Nord Bank A/S	3,105	35,458

		967,624

Finland — 0.2%
Kone Oyj, Class B	11,191	555,727
Nokian Renkaat Oyj	8,408	336,310
Orion Oyj, Class B	2,793	84,761
UPM-Kymmene Oyj	14,077	502,147

		1,478,945

France — 1.3%
Amundi SA*	2,442	207,058
AXA SA	23,522	672,398
BNP Paribas SA	12,581	969,664
Cie Generale des Etablissements Michelin SCA	1,382	193,942
Metropole Television SA	5,607	137,708
Neopost SA	4,371	117,938
Peugeot SA	8,203	201,859
Publicis Groupe SA	11,010	822,883
Sanofi	16,344	1,290,072
Schneider Electric SE	12,621	1,140,053
Societe BIC SA	2,263	230,576
Societe Generale SA	8,596	470,846
TOTAL SA	23,550	1,478,855

		7,933,852

Germany — 0.7%
BASF SE	7,810	811,392
Continental AG	758	202,480
Covestro AG*	4,435	403,052
CTS Eventim AG & Co. KGaA	2,383	111,189
Deutsche Bank AG	25,466	348,860
Deutsche Euroshop AG	2,621	94,321
Deutsche Lufthansa AG	5,508	160,468
Fresenius SE & Co. KGaA	2,215	169,106
ProSiebenSat.1 Media SE	9,879	358,878
SAP SE	7,839	873,722
Schaeffler AG (Preference Shares)	24,557	380,923

		3,914,391

Guernsey — 0.1%
Amdocs, Ltd.	5,073	341,159

Hong Kong — 0.2%
China Mobile, Ltd.	9,500	90,344
CLP Holdings, Ltd.	17,000	176,002
Dah Sing Financial Holdings, Ltd.	3,200	21,377
Guangdong Investment, Ltd.	56,000	86,531
Sino Land Co., Ltd.	78,000	134,768
Sun Hung Kai Properties, Ltd.	17,000	272,906
Swire Properties, Ltd.	12,400	44,005
Wharf Holdings, Ltd.	25,000	83,241

		909,174

India — 0.1%
Infosys, Ltd. ADR	16,600	293,322

Indonesia — 0.1%
Telekomunikasi Indonesia Persero Tbk PT	743,800	203,244
United Tractors Tbk PT	74,900	182,721

		385,965

Ireland — 0.3%
Allegion PLC	3,200	246,976
Bank of Ireland Group PLC	17,521	157,090
Eaton Corp. PLC	14,600	1,095,438
Jazz Pharmaceuticals PLC†	2,200	334,488
Mallinckrodt PLC†	3,700	48,100
Medtronic PLC	1,800	144,234

		2,026,326

Isle of Man — 0.0%
Playtech PLC	6,748	75,203

Israel — 0.2%
Bank Hapoalim B.M.	37,322	254,781
Bank Leumi Le-Israel B.M.	35,821	211,149
Check Point Software Technologies, Ltd.†	6,700	646,617
Teva Pharmaceutical Industries, Ltd. ADR	11,600	208,568

		1,321,115

Italy — 0.3%
ASTM SpA	3,156	86,806
Eni SpA	22,273	434,653
Mediobanca Banca di Credito Finanziario SpA	37,644	456,684
Moncler SpA	2,400	108,266
Recordati SpA	5,385	192,291
Snam SpA	65,819	315,618
Societa Iniziative Autostradali e Servizi SpA	4,923	104,350
UniCredit SpA	16,712	361,618

		2,060,286

Japan — 3.1%
ABC-Mart, Inc.	3,300	217,350
Ajis Co., Ltd.	400	11,447
Aozora Bank, Ltd.	500	20,223
Asahi Glass Co., Ltd.	6,300	261,327
Astellas Pharma, Inc.	60,700	889,564
Awa Bank, Ltd.	2,000	13,033
Bank of Kyoto, Ltd.	2,500	150,282
Bridgestone Corp.	10,300	429,733
Central Japan Railway Co.	5,500	1,104,640
Chiba Bank, Ltd.	16,000	128,933
Daicel Corp.	32,900	380,582
Daiwa House Industry Co., Ltd.	7,100	260,158
Daiwa Securities Group, Inc.	31,000	190,562
DIC Corp.	3,300	112,187
en-japan, Inc.†	2,100	98,341
Hachijuni Bank, Ltd.	28,100	148,682
Haseko Corp.	13,100	206,479
Hoya Corp.	11,000	588,094
Inaba Denki Sangyo Co., Ltd.	400	17,131
Inpex Corp.	15,700	201,080
Isuzu Motors, Ltd.	5,600	85,650
ITOCHU Corp.	24,500	490,377
Iyo Bank, Ltd.	17,000	134,052
Japan Petroleum Exploration Co., Ltd.	4,200	109,188
Japan Post Bank Co., Ltd.	34,900	474,119
JXTG Holdings, Inc.	18,900	123,324
Kajima Corp.	33,000	318,134
Kakaku.com, Inc.	3,500	66,737

Kaken Pharmaceutical Co., Ltd.	4,200	247,772
KDDI Corp.	43,400	1,165,098
Keihin Corp.	1,000	19,604
Kuraray Co., Ltd.	2,500	41,615
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	20,613
Maeda Road Construction Co., Ltd.	7,000	150,904
Marubeni Corp.	22,800	171,713
Mazda Motor Corp.	5,300	73,702
Mitsubishi Chemical Holdings Corp.	30,000	284,867
Mitsubishi Corp.	10,000	276,597
Mitsubishi Gas Chemical Co., Inc.	6,000	141,045
Mitsubishi UFJ Financial Group, Inc.	28,500	190,938
Mitsui & Co., Ltd.	21,400	386,524
Mitsui Sugar Co., Ltd.	2,700	107,668
Mixi, Inc.	7,100	234,038
Nexon Co., Ltd.†	6,900	100,351
NHK Spring Co., Ltd.	10,200	112,343
Nippo Corp.	1,000	22,907
Nippon Telegraph & Telephone Corp.	24,600	1,170,540
Nitto Denko Corp.	6,800	505,107
Nomura Holdings, Inc.	78,400	452,045
NTT DOCOMO, Inc.	42,800	1,109,318
Obayashi Corp.	18,400	212,186
Sakai Moving Service Co., Ltd.	400	21,643
SCSK Corp.	2,600	111,245
Seven Bank, Ltd.	36,800	123,766
Shiga Bank, Ltd.	15,000	75,963
Shinsei Bank, Ltd.	9,500	147,687
Shizuoka Bank, Ltd.	17,000	172,709
Sinko Industries, Ltd.	4,800	77,822
Stanley Electric Co., Ltd.	4,500	162,967
Subaru Corp.	15,500	520,539
Sumitomo Chemical Co., Ltd.	31,000	178,131
Sumitomo Corp.	8,800	158,378
Sumitomo Mitsui Financial Group, Inc.	2,300	95,462
Sumitomo Seika Chemicals Co., Ltd	400	19,154
Suzuki Motor Corp.	7,600	409,117
Taiheiyo Cement Corp.	3,400	128,747
Taisei Corp.	2,900	156,271
Teikoku Piston Ring Co., Ltd.	2,100	63,624
Toagosei Co., Ltd.	12,600	149,134
Toei Co., Ltd.†	400	44,860
Tosoh Corp.	16,500	292,711
Toyo Ink SC Holdings Co., Ltd.	4,000	24,709
Toyota Boshoku Corp.	7,300	153,454
TS Tech Co., Ltd.	1,100	44,553
Ube Industries, Ltd.	5,300	161,795
Ulvac Inc†	1,700	91,406
Unipres Corp.†	2,000	46,954
USS Co., Ltd.	4,400	92,518
Wakita & Co., Ltd.	7,800	82,429
Yamato Kogyo Co., Ltd.	2,200	64,995
Yuasa Trading Co., Ltd.	600	19,170
Zeon Corp.	8,300	107,735

		18,428,552

Jersey — 0.2%
Centamin PLC	38,089	82,123
Delphi Technologies PLC	2,600	125,866
WPP PLC	55,627	952,680

		1,160,669

Luxembourg — 0.1%
APERAM SA	541	26,305
RTL Group SA	2,676	220,104
Subsea 7 SA	18,879	264,027

		510,436

Malaysia — 0.0%
AMMB Holdings Bhd	30,400	30,056
Petronas Chemicals Group Bhd	41,700	89,693

		119,749

Marshall Islands — 0.0%
Gener8 Maritime, Inc.†	16,000	92,160
International Seaways, Inc.†	5,600	112,728
Scorpio Tankers, Inc.	17,200	45,752

		250,640

Mexico — 0.0%
Compartamos SAB de CV	41,100	32,700
Grupo Aeroportuario del Centro Norte SAB de CV	21,500	113,409

		146,109

Netherlands — 0.6%
EXOR NV	1,426	105,370
Koninklijke Vopak NV	5,352	262,851
LyondellBasell Industries NV, Class A	3,900	412,347
Mylan NV†	14,400	558,144
NN Group NV	8,228	392,599
RELX NV	26,297	557,696
Unilever NV CVA	17,705	1,010,019

		3,299,026

Norway — 0.1%
Leroey Seafood Group ASA	30,017	219,692
Salmar ASA	6,451	300,250
TGS NOPEC Geophysical Co. ASA	3,428	108,291

		628,233

Panama — 0.0%
McDermott International, Inc.†	2,900	19,140

Poland — 0.0%
Polski Koncern Naftowy Orlen SA	5,530	140,342

Portugal — 0.0%
Galp Energia SGPS SA	9,003	172,421

Puerto Rico — 0.0%
Triple-S Management Corp., Class B†	3,300	93,555

Russia — 0.1%
Novatek PJSC GDR	972	123,444
Tatneft PJSC ADR	3,446	218,304

		341,748

Singapore — 0.2%
ComfortDelGro Corp., Ltd.	23,900	40,616
Jardine Cycle & Carriage, Ltd.	2,300	59,121
Singapore Telecommunications, Ltd.	361,900	964,154
Yangzijiang Shipbuilding Holdings, Ltd.	260,200	227,193

		1,291,084

South Africa — 0.1%
Barclays Africa Group, Ltd.	9,027	131,653
MMI Holdings, Ltd.	23,718	42,141
Tiger Brands, Ltd.	5,325	166,121
Truworths International, Ltd.	12,741	103,760
Vodacom Group, Ltd.	10,568	131,823

		575,498

South Korea — 0.2%
Hankook Tire Co., Ltd.	1,687	77,941
Samsung Electronics Co., Ltd.	124	307,070
Shinhan Financial Group Co., Ltd.	2,339	103,789
SK Hynix, Inc.	3,396	265,906
SK Innovation Co., Ltd.	537	98,262
SK Telecom Co., Ltd.	1,048	224,015

		1,076,983

Spain — 0.3%
Bolsas y Mercados Espanoles	5,377	188,470
Corp Financiera Alba SA	832	51,815
Enagas SA	7,257	211,033
Mapfre SA	32,093	111,458
Mediaset Espana Comunicacion SA	10,750	102,811
Red Electrica Corp. SA	21,894	455,712
Repsol SA	33,866	644,640
Zardoya Otis SA	21,558	220,054

		1,985,993

Sweden — 0.2%
Atlas Copco AB, Class A	21,956	854,401
Investor AB, Class B	5,262	228,356
JM AB	7,855	155,716
Swedish Match AB	1,361	60,831

		1,299,304

Switzerland — 1.4%
Flughafen Zurich AG	830	173,190
Garmin, Ltd.	7,200	422,424
Nestle SA	28,860	2,231,139
Novartis AG	19,048	1,465,099
Roche Holding AG	7,781	1,726,307
Sonova Holding AG	1,055	174,360
Swiss Re AG	3,757	357,499
Swisscom AG	1,412	677,136
TE Connectivity, Ltd.	2,100	192,675
Transocean, Ltd.†	24,500	303,065
UBS Group AG	34,548	580,456

		8,303,350

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,100	272,995

Turkey — 0.0%
Enka Insaat ve Sanayi AS	51,749	62,474
Eregli Demir ve Celik Fabrikalari TAS	13,630	33,946
TAV Havalimanlari Holding AS	13,070	69,958

		166,378

United Kingdom — 2.7%
Acacia Mining PLC	28,833	57,105
Anglo American PLC	36,435	855,106
ARRIS International PLC†	3,700	99,900
Ashmore Group PLC	28,367	160,437
Babcock International Group PLC	18,875	190,773
Barclays PLC	217,637	621,094
Barratt Developments PLC	38,379	294,339
Berkeley Group Holdings PLC	3,957	221,575
BHP Billiton PLC	31,490	667,511
British American Tobacco PLC	14,414	792,082
Burberry Group PLC	19,442	487,456
Close Brothers Group PLC	7,697	162,323
Diageo PLC	29,025	1,032,413
Dialog Semiconductor PLC†	4,119	87,957
Ferrexpo PLC	11,963	38,619
GlaxoSmithKline PLC	52,466	1,052,828
HSBC Holdings PLC	25,779	256,930
IG Group Holdings PLC	13,669	155,769
IMI PLC	10,118	151,670
Imperial Brands PLC	19,033	679,616
Indivior PLC†	27,164	168,014
Intertek Group PLC	4,430	297,355
Legal & General Group PLC	245,018	908,743
Meggitt PLC	22,102	143,489
Next PLC	6,155	443,450
Noble Corp. PLC†	22,200	103,674
Prudential PLC	11,423	292,970
QinetiQ PLC	38,359	121,285
Rio Tinto PLC	15,000	812,772
Rowan Cos. PLC, Class A†	13,100	189,164
Royal Bank of Scotland Group PLC†	190,606	707,677
Royal Dutch Shell PLC, Class A	8,991	312,506
Royal Dutch Shell PLC, Class B	6,623	236,586
Royal Mail PLC	26,625	212,639
Smith & Nephew PLC	16,730	320,917
Smiths Group PLC	24,496	537,415
Spectris PLC	7,432	273,946
Standard Chartered PLC	71,093	748,860
Ultra Electronics Holdings PLC	6,566	126,746
Unilever PLC	15,802	885,518
Victrex PLC	6,277	225,703

		16,134,932

United States — 18.4%
3M Co.	5,000	971,950
AbbVie, Inc.	13,300	1,284,115
Acuity Brands, Inc.	1,700	203,609
Adobe Systems, Inc.†	600	132,960
Affiliated Managers Group, Inc.	4,000	659,440
Aflac, Inc.	22,500	1,025,325
Alacer Gold Corp.†	37,500	62,210
Allison Transmission Holdings, Inc.	4,800	187,152
Alphabet, Inc., Class A†	2,050	2,088,089
Alphabet, Inc., Class C†	2,150	2,187,260

Altria Group, Inc.	12,300	690,153
Amazon.com, Inc.†	1,550	2,427,502
AMC Networks, Inc., Class A†	5,500	286,000
American Equity Investment Life Holding Co.	4,000	120,800
American Express Co.	6,700	661,625
American National Insurance Co.	323	38,976
Amgen, Inc.	9,000	1,570,320
Amphenol Corp., Class A	1,400	117,194
Antero Resources Corp.†	5,900	112,100
Apple Hospitality REIT, Inc.	3,500	62,965
Apple, Inc.	24,700	4,081,922
Applied Materials, Inc.	10,000	496,700
Argonaut Gold, Inc.†	10,300	19,815
AT&T, Inc.	11,393	372,551
Automatic Data Processing, Inc.	4,400	519,552
AutoZone, Inc.†	800	499,616
Bank of America Corp.	58,700	1,756,304
Bed Bath & Beyond, Inc.	13,300	232,218
Berkshire Hathaway, Inc., Class B†	1,900	368,087
Biogen, Inc.†	4,200	1,149,120
BorgWarner, Inc.	5,000	244,700
Brinker International, Inc.	2,900	126,411
Bristol-Myers Squibb Co.	6,400	333,632
Buckle, Inc.	4,400	101,420
Campbell Soup Co.	18,600	758,508
Capital One Financial Corp.	1,100	99,682
CARBO Ceramics, Inc.†	4,500	39,780
Carter’s, Inc.	1,800	180,576
CBL & Associates Properties, Inc.	30,300	126,654
CDW Corp.	1,900	135,451
Celgene Corp.†	6,800	592,280
Cerner Corp.†	5,400	314,550
Chevron Corp.	6,200	775,682
Chico’s FAS, Inc.	20,500	203,565
Cigna Corp.	2,100	360,822
Cirrus Logic, Inc.†	4,923	179,542
Cisco Systems, Inc.	21,300	943,377
Citigroup, Inc.	11,800	805,586
Citrix Systems, Inc.†	5,500	566,005
Clorox Co.	7,600	890,720
CNA Financial Corp.	600	30,276
Cognizant Technology Solutions Corp., Class A	10,600	867,292
Colgate-Palmolive Co.	14,200	926,266
Comcast Corp., Class A	11,600	364,124
Contango Oil & Gas Co.†	1,700	6,341
Copart, Inc.†	1,400	71,512
Cracker Barrel Old Country Store, Inc.	900	148,131
Cummins, Inc.	4,100	655,426
CVS Health Corp.	13,800	963,654
Deluxe Corp.	6,700	459,218
Diamond Offshore Drilling, Inc.†	9,900	182,061
Dick’s Sporting Goods, Inc.	2,539	84,016
Discover Financial Services	9,600	684,000
Discovery Communications, Inc., Class A†	15,300	361,845
Dover Corp.	6,700	621,090
Dril-Quip, Inc.†	2,700	111,915
DSW, Inc., Class A	6,800	151,640
Dun & Bradstreet Corp.	2,500	288,275
Eaton Vance Corp.	4,100	222,999
eBay, Inc.†	12,500	473,500
Edgewell Personal Care Co.†	4,100	180,605
Eli Lilly & Co.	17,400	1,410,618
Energizer Holdings, Inc.	6,400	367,104
Ennis, Inc.	1,000	17,900
Express Scripts Holding Co.†	13,000	984,100
Exxon Mobil Corp.	31,800	2,472,450
F5 Networks, Inc.†	2,000	326,180
Facebook, Inc., Class A†	9,800	1,685,600
Federated Investors, Inc., Class B	10,937	289,502
Fifth Third Bancorp	8,600	285,262
Foot Locker, Inc.	3,600	155,088
Ford Motor Co.	29,500	331,580
Fortive Corp.	4,100	288,271
Franklin Resources, Inc.	23,000	773,720
GameStop Corp., Class A	10,700	146,055
Gannett Co., Inc.	8,437	81,586
Gap, Inc.	10,800	315,792
Generac Holdings, Inc.†	1,400	63,014
General Dynamics Corp.	2,000	402,620
General Mills, Inc.	19,800	866,052
Gentex Corp.	14,387	327,160
Gilead Sciences, Inc.	14,100	1,018,443
Goldman Sachs Group, Inc.	4,300	1,024,819
Graco, Inc.	4,200	184,758
Gray Television, Inc.†	6,200	70,060
H&R Block, Inc.	16,600	458,990
Hasbro, Inc.	7,500	660,675
HCA Healthcare, Inc.	7,200	689,328
Hershey Co.	10,500	965,370
Hewlett Packard Enterprise Co.	27,500	468,875
HollyFrontier Corp.	1,100	66,759
Home Depot, Inc.	2,400	443,520
Honeywell International, Inc.	5,700	824,676
Host Hotels & Resorts, Inc.	23,600	461,616
HP, Inc.	30,300	651,147
Hubbell, Inc.	2,600	270,036
IDEX Corp.	500	66,830
Illinois Tool Works, Inc.	2,100	298,242
Intel Corp.	41,300	2,131,906
Intuit, Inc.	1,500	277,185
J.M. Smucker Co.	2,300	262,384
j2 Global, Inc.	1,900	150,822
JetBlue Airways Corp.†	8,100	155,439
Johnson & Johnson	21,400	2,706,886
JPMorgan Chase & Co.	23,800	2,588,964
Juniper Networks, Inc.	11,500	282,785
Kellogg Co.	5,900	347,510
KeyCorp	10,400	207,168
Kimberly-Clark Corp.	10,400	1,076,816
KLA-Tencor Corp.	2,600	264,524
Kohl’s Corp.	4,900	304,388
Lam Research Corp.	1,400	259,084
Lamb Weston Holdings, Inc.	2,400	156,768
LCI Industries	500	47,650
Lear Corp.	2,900	542,213

Leggett & Platt, Inc.	6,400	259,520
Lincoln National Corp.	6,600	466,224
Lowe’s Cos., Inc.	6,000	494,580
Macy’s, Inc.	10,000	310,700
Mastercard, Inc., Class A	3,400	606,118
Maxim Integrated Products, Inc.	8,600	468,700
McKesson Corp.	2,700	421,767
MEDNAX, Inc.†	1,800	82,638
Merck & Co., Inc.	29,400	1,730,778
Michaels Cos., Inc.†	10,400	193,648
Micron Technology, Inc.†	15,700	721,886
Microsoft Corp.	41,500	3,881,080
Mosaic Co.	7,600	204,820
MSC Industrial Direct Co., Inc., Class A	1,200	103,728
Murphy Oil Corp.	6,100	183,671
National Western Life Group, Inc., Class A	500	158,705
Natural Health Trends Corp.	900	16,704
NCR Corp.†	1,900	58,463
NetApp, Inc.	5,700	379,506
Norfolk Southern Corp.	3,200	459,104
NVIDIA Corp.	1,200	269,880
Omnicom Group, Inc.	9,300	685,038
Oracle Corp.	35,300	1,612,151
PACCAR, Inc.	4,800	305,616
Park Hotels & Resorts, Inc.	5,200	149,656
Paychex, Inc.	10,700	648,099
PepsiCo, Inc.	6,700	676,298
Pfizer, Inc.	57,500	2,105,075
Philip Morris International, Inc.	13,800	1,131,600
Pilgrim’s Pride Corp.†	4,200	90,720
Pitney Bowes, Inc.	27,009	276,032
Principal Financial Group, Inc.	6,227	368,763
Procter & Gamble Co.	26,167	1,892,921
QUALCOMM, Inc.	11,300	576,413
Quality Care Properties, Inc.†	4,900	107,653
Quest Diagnostics, Inc.	3,642	368,570
Raven Industries, Inc.	1,800	65,880
ResMed, Inc.	1,700	160,888
Rockwell Automation, Inc.	1,200	197,436
Sally Beauty Holdings, Inc.†	9,743	168,456
Sanderson Farms, Inc.	1,700	188,972
Sinclair Broadcast Group, Inc., Class A	2,800	79,380
Snap-on, Inc.	2,000	290,500
Stericycle, Inc.†	3,700	217,227
Synaptics, Inc.†	3,600	156,672
Synchrony Financial	17,000	563,890
Target Corp.	8,800	638,880
Texas Instruments, Inc.	7,600	770,868
Thor Industries, Inc.	2,400	254,736
Toro Co.	4,200	245,238
Triumph Group, Inc.	3,600	85,140
Tupperware Brands Corp.	5,400	240,624
Unit Corp.†	700	15,876
United Therapeutics Corp.†	2,200	242,242
UnitedHealth Group, Inc.	3,500	827,400
Universal Insurance Holdings, Inc.	3,574	115,976
Unum Group	11,700	566,046
Valero Energy Corp.	4,200	465,906
Varian Medical Systems, Inc.†	2,000	231,180
Vectrus, Inc.†	400	14,400
Verizon Communications, Inc.	17,600	868,560
Viacom, Inc., Class B	17,200	518,752
Visa, Inc., Class A	17,700	2,245,776
Waddell & Reed Financial, Inc., Class A	8,700	176,088
Walgreens Boots Alliance, Inc.	8,800	584,760
Walt Disney Co.	16,600	1,665,478
Waters Corp.†	1,200	226,092
Wells Fargo & Co.	34,800	1,808,208
Western Digital Corp.	6,900	543,651
Western Union Co.	20,800	410,800
Westwood Holdings Group, Inc.	300	17,394
Whiting Petroleum Corp.†	5,200	212,264
Williams-Sonoma, Inc.	3,200	152,960
Xilinx, Inc.	6,600	423,984
Xylem, Inc.	1,300	94,770

		111,215,224

Total Common Stocks (cost $199,329,089)		204,462,768

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Canada — 0.2%
Bank of Nova Scotia 4.65% due 10/12/2022(1)	430,000	405,275
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	920,000	893,550

		1,298,825

Mexico — 0.1%
Grupo Bimbo SAB de CV 5.95% due 04/17/2023*(1)	255,000	255,229

Netherlands — 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(1)	1,230,000	1,328,400

United States — 1.1%
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	750,000	709,221
General Electric Co. Series D 5.00% due 01/21/2021(1)	490,000	485,100
M&T Bank Corp. Series F 5.13% due 11/01/2026(1)	617,000	614,285
MetLife, Inc. 6.40% due 12/15/2066	485,000	528,650
Progressive Corp. Series B 5.38% due 03/15/2023(1)	1,420,000	1,425,325
Prudential Financial, Inc. 4.50% due 09/15/2047	1,714,000	1,626,158

Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048*	1,268,000	1,144,339

		6,533,078

Total Preferred Securities/Capital Securities (cost $9,749,808)		9,415,532

ASSET BACKED SECURITIES — 1.5%
Cayman Islands — 0.7%
GoldentTree Loan Management. Inc. FRS Series 2017-2A, Class A (3 ML+1.15%) 3.51% due 11/28/2030*(2)	420,000	420,422
Carbone CLO, Ltd. FRS Series 2017-1A, Class A1 (3 ML+1.14%) 2.81% due 01/20/2031*(2)	3,810,000	3,829,149
United States — 0.8%
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(3)(4)	1,372,071	1,357,386
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(3)(4)	1,475,737	1,460,864
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(5)	990,000	972,110
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	1,262,882	1,243,797

Total Asset Backed Securities (cost $9,416,527)		9,283,728

FOREIGN CORPORATE BONDS & NOTES — 4.7%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,245,199

Canada — 0.8%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	2,080,000	2,012,111
Cenovus Energy, Inc. Senior Bonds 5.40% due 06/15/2047	1,890,000	1,882,905
Manulife Financial Corp. VRS Sub. Notes 4.06% due 02/24/2032(4)	1,000,000	962,865

		4,857,881

France — 0.7%
Banque Federative du Credit Mutuel SA Senior Notes 2.70% due 07/20/2022*	1,970,000	1,905,853
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	425,000	406,838
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	2,250,000	2,188,890

		4,501,581

Germany — 0.2%
Deutsche Bank AG Senior Notes 3.95% due 02/27/2023	1,145,000	1,128,218

Ireland — 0.4%
Johnson Controls International PLC Senior Notes 3.75% due 12/01/2021	150,000	151,368
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	250,000	248,074
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	2,225,000	2,134,484

		2,533,926

Netherlands — 0.3%
Cooperatieve Rabobank UA Senior Notes 2.79% due 04/26/2021	1,045,000	1,047,412
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	850,000	766,979

		1,814,391

Spain — 0.5%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,800,000	1,728,847
Banco Santander SA Senior Notes 3.46% due 04/12/2023	200,000	201,055
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000	148,765
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	820,000	854,616

		2,933,283

Switzerland — 0.5%
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	1,590,000	1,527,905

UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,490,000	1,482,591

		3,010,496

United Kingdom — 1.1%
Anglo American Capital PLC Company Guar. Notes 4.50% due 03/15/2028*	835,000	818,360
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	380,210
Barclays PLC Senior Notes 3.68% due 01/10/2023	855,000	843,473
Barclays PLC Sub. Notes 4.38% due 09/11/2024	200,000	195,176
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	500,000	496,794
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	1,220,000	1,199,806
Standard Chartered PLC Senior Notes 3.89% due 03/15/2024*	2,480,000	2,447,423

		6,381,242

Total Foreign Corporate Bonds & Notes (cost $29,148,815)		28,406,217

U.S. CORPORATE BONDS & NOTES — 23.9%
United States — 23.9%
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	1,580,000	1,672,933
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	614,000	597,735
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	355,000	338,922
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	500,000	476,021
Allstate Corp. Senior Notes 2.73% due 03/29/2021	250,000	250,845
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	140,000	136,417
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	1,835,000	1,766,106
American Tower Corp. Senior Notes 3.38% due 10/15/2026	2,050,000	1,902,678
American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,000,000	987,138
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	500,000	484,840
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	357,982
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	500,000	517,941
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,250,000	1,347,439
Analog Devices, Inc. Senior Notes 2.95% due 01/12/2021	940,000	932,898
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	1,565,000	1,518,275
Andeavor Senior Notes 3.80% due 04/01/2028	445,000	428,361
Andeavor Senior Notes 4.50% due 04/01/2048	600,000	564,517
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.05% due 01/12/2024	445,000	452,040
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	670,000	662,096
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	2,420,000	2,342,513
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	910,000	812,952
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	935,000	929,469
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023*	1,055,000	1,051,406
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,260,000	1,213,702
Bank of America Corp. Senior Notes 3.42% due 12/20/2028*	161,000	151,189
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	1,265,000	1,205,103
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,540,000	1,480,837

Bank of America Corp. Senior Notes 4.44% due 01/20/2048	885,000	886,888
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	2,630,526
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	3,375,000	3,206,873
BB&T Corp Senior Notes 2.85% due 10/26/2024	1,885,000	1,796,704
BB&T Corp. Senior Notes 2.69% due 06/15/2020	660,000	663,522
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,280,000	2,193,586
Boston Properties LP Senior Notes 3.20% due 01/15/2025	856,000	813,506
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	360,000	346,481
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,500,000	1,503,625
Campbell Soup Co. Senior Notes 3.65% due 03/15/2023	845,000	839,133
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	1,230,000	1,193,696
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,815,000	1,775,169
Cardinal Health, Inc. Senior Notes 3.08% due 06/15/2024	665,000	629,382
CBL & Associates LP Ltd. Guar. Notes 4.60% due 10/15/2024	326,000	259,230
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026	148,000	118,686
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	1,220,000	1,239,608
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	958,500
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	4,000,000	3,888,007
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	1,500,000	1,441,635
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,590,000	1,512,896
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	1,240,000	1,166,822
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	427,766
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,426,484
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,285,000	1,305,427
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	1,500,000	1,560,897
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	723,671
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	2,857,965
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	252,913
Dollar Tree, Inc. Senior Notes 3.06% due 04/17/2020	1,210,000	1,213,464
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	510,000	462,246
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	500,000	471,731
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	75,354
Duke Realty LP Senior Notes 3.38% due 12/15/2027	296,000	276,058
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	915,000	896,893
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	300,000	290,582
Energy Transfer Partners LP Company Guar. Notes 4.65% due 06/01/2021	150,000	153,822
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	1,000,000	910,012

EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	1,000,000	955,620
EQT Corp. Senior Notes 3.90% due 10/01/2027	3,335,000	3,176,287
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	500,000	486,175
Fifth Third Bank Senior Notes 2.88% due 09/27/2019	295,000	296,378
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	900,000	882,187
First Republic Bank Sub. Notes 4.63% due 02/13/2047	1,020,000	1,034,066
Fortive Corp. Senior Notes 2.35% due 06/15/2021	1,020,000	988,898
General Mills, Inc. Senior Notes 3.36% due 10/17/2023	645,000	652,359
General Motors Financial Co., Inc. Company Guar. Notes 4.38% due 09/25/2021	1,250,000	1,277,996
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	702,000	699,403
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	3,675,000	3,547,832
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,915,000	1,928,719
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,775,000	1,737,015
High Street Funding Trust II Company Guar. Notes 4.68% due 02/15/2048*	395,000	399,200
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	959,000	990,475
Hubbell, Inc. Senior Notes 3.50% due 02/15/2028	570,000	546,429
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	725,000	719,709
JPMorgan Chase & Co. Senior Notes 3.09% due 04/23/2024	4,650,000	4,654,024
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,650,000	1,648,152
KeyBank NA Senior Notes 3.38% due 03/07/2023	1,000,000	997,261
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	801,000	808,648
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,340,000	1,224,690
Kroger Co. Senior Notes 5.15% due 08/01/2043	205,000	206,529
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	2,000,000	1,928,290
Martin Marietta Materials, Inc. Senior Notes 2.70% due 12/20/2019	720,000	722,101
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,500,000	1,557,484
Moody’s Corp. Senior Notes 2.63% due 01/15/2023	830,000	795,134
Morgan Stanley Senior Notes 3.88% due 01/27/2026	4,115,000	4,055,707
Mosaic Co. Senior Notes 3.25% due 11/15/2022	486,000	469,716
Motorola Solutions, Inc. Senior Notes 4.60% due 02/23/2028	1,940,000	1,924,464
MPLX LP Senior Notes 4.50% due 04/15/2038	2,330,000	2,253,308
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	1,495,000	1,453,374
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	500,000	489,735
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	1,435,000	1,409,062
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	660,000	654,782
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	345,000	332,603
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	500,000	518,075

Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	494,538
Norfolk Southern Corp. Senior Notes 3.15% due 06/01/2027	750,000	708,093
Nucor Corp. Senior Notes 4.40% due 05/01/2048	1,330,000	1,321,298
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	775,000	762,035
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	490,000	480,125
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	480,000	462,713
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	566,617
PNC Bank NA Senior Notes 3.10% due 10/25/2027	1,525,000	1,436,695
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,452,170
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,500,000	1,446,319
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	497,460
Roper Technologies, Inc. Senior Notes 2.80% due 12/15/2021	700,000	684,308
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,250,000	2,186,346
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	340,000	362,225
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	815,000	808,381
Sempra Energy Senior Notes 3.40% due 02/01/2028	365,000	344,747
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	984,308
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	1,059,642
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	2,415,000	2,282,193
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,285,000	1,251,375
Texas Instruments, Inc. Senior Notes 4.15% due 05/15/2048	520,000	517,691
The Dow Chemical Co. Senior Notes 9.40% due 05/15/2039	363,000	568,952
US Bank NA Senior Notes 2.68% due 04/26/2021	590,000	590,349
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	720,888
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026	194,000	174,151
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	431,000	416,444
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	3,065,000	2,874,111
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	1,010,000	959,042
Wal-Mart Stores, Inc. Senior Notes 3.63% due 12/15/2047	455,000	427,217
Williams Partners LP Senior Notes 4.00% due 09/15/2025	1,625,000	1,579,566
Williams Partners LP Senior Notes 4.85% due 03/01/2048	345,000	331,425

Total U.S. Corporate Bonds & Notes (cost $148,545,212)		144,125,426

U.S. GOVERNMENT TREASURIES — 1.0%
United States — 1.0%
United States Treasury Notes 0.63% due 01/15/2026 TIPS(6) (cost $6,085,657)	6,015,227	5,967,610

OPTIONS - PURCHASED† — 0.1%
Exchange-Trade Put Options – Purchased(8) (cost $1,467,888)	1,102	575,420

Total Long-Term Investment Securities (cost $403,742,996)		402,236,701

SHORT-TERM INVESTMENT SECURITIES — 31.6%
Registered Investment Companies — 31.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.93%(7) (cost $190,489,629)	190,492,069	190,473,020

TOTAL INVESTMENTS (cost $594,232,625)	98.3%	592,709,721
Other assets less liabilities	1.7	10,504,720

NET ASSETS	100.0%	$603,214,441

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $39,710,244 representing 6.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity – maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Principal amount of security is adjusted for inflation.
(7)	The rate shown is the 7-day yield as of April 30, 2018.
(8)	Options - Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2018	$2,250	62	16,417,910	$106,256	$19,840	$(86,416)
S&P 500 Index	May 2018	2,325	316	83,678,380	451,081	34,760	(416,321)
S&P 500 Index	May 2018	2,300	72	19,065,960	84,514	6,840	(77,674)
S&P 500 Index	June 2018	2,335	292	77,323,060	360,269	150,380	(209,889)
S&P 500 Index	July 2018	2,280	360	95,329,800	465,768	363,600	(102,168)

					$1,467,888	$575,420	$(892,468)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

CVA — Certification Van Aandelen (Dutch Cert.)

FRS — Floating Rate Security

GDR — Global Depositary Receipt

TIPS — Treasury Inflation Protected Securities

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
197	Long	Australia 10 Year Bonds	June 2018	$19,096,322	$18,968,037	$(128,285)
42	Long	S&P/Toronto Stock Exchange 60 Index	June 2018	5,971,966	6,018,272	46,306
687	Long	Euro Stoxx 50 Index	June 2018	27,888,425	28,726,615	838,190
90	Long	Topix Index	June 2018	14,115,468	14,606,980	491,512
75	Long	FTSE 100 Index	June 2018	10,415,581	10,604,210	188,629
648	Long	S&P 500 E-Mini Index	June 2018	87,667,742	85,762,800	(1,904,942)
105	Long	U.S. Treasury Long Bonds	June 2018	14,944,396	15,103,594	159,198
127	Long	U.S. Treasury 10 Year Notes	June 2018	15,273,731	15,192,375	(81,356)
88	Long	U.S. Treasury 2 Year Notes	June 2018	18,703,696	18,660,125	(43,571)
224	Long	U.S. Treasury 5 Year Notes	June 2018	25,578,268	25,425,750	(152,518)
224	Long	MSCI Emerging Markets	June 2018	13,441,763	12,904,640	(537,123)
404	Long	E-Mini Russell 2000 Index	June 2018	31,441,879	31,184,760	(257,119)
199	Short	Canada 10 Year Bonds	June 2018	20,538,849	20,373,496	165,353
155	Short	Euro-BOBL	June 2018	24,400,326	24,520,311	(119,985)
46	Short	U.S. Treasury 5 Year Notes	June 2018	5,244,891	5,221,360	23,531
124	Short	U.S. Treasury 10 Year Notes	June 2018	14,914,870	14,833,500	81,370

						$(1,230,810)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	4,386,267	AUD	5,641,000	05/24/2018	$—	$(139,287)
	USD	5,249,211	CAD	6,615,000	05/24/2018	—	(94,759)
	USD	13,282,348	JPY	1,423,202,000	05/24/2018	—	(245,642)

						—	(479,688)

Citibank N.A.	PLN	52,481,000	EUR	12,573,880	05/24/2018	251,469	—
	TRY	1,133,100	USD	278,957	05/23/2018	1,798	—
	USD	1,585,864	CHF	1,530,000	05/24/2018	—	(39,305)
	USD	382,570	SEK	3,200,000	05/24/2018	—	(16,575)
	ZAR	7,270,000	USD	606,643	05/23/2018	24,986	—

						278,253	(55,880)

Morgan Stanley and Co. International PLC	EUR	8,186,000	USD	9,930,749	05/24/2018	30,569	—
	GBP	8,600,000	USD	12,252,991	05/24/2018	401,929	—
	USD	12,465,085	EUR	10,050,000	05/24/2018	—	(310,576)

						432,498	(310,576)

UBS AG London	USD	5,326,487	IDR	74,166,000,000	05/24/2018	—	(9,848)

Net Unrealized Appreciation/(Depreciation)						$710,751	$(855,992)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — British Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

PLN — Polish Zloty

SEK — Swedish Krona

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments

Industry Allocation*
Registered Investment Companies	31.6%
Diversified Banking Institutions	7.1
Banks-Commercial	4.5
Medical-Drugs	3.8
Oil Companies-Exploration & Production	2.2
Telephone-Integrated	2.2
Oil Companies-Integrated	2.1
Real Estate Investment Trusts	1.8
Insurance-Life/Health	1.8
Pipelines	1.7
Diversified Financial Services	1.5
Computers	1.2
Transport-Rail	1.2
Applications Software	1.1
Tobacco	1.0
Food-Misc./Diversified	1.0
United States Treasury Notes	1.0
Electronic Components-Semiconductors	1.0
Diversified Manufacturing Operations	1.0
Banks-Super Regional	0.9
Finance-Credit Card	0.9
Medical-Biomedical/Gene	0.9
Cosmetics & Toiletries	0.9
E-Commerce/Products	0.8
Web Portals/ISP	0.8
Cable/Satellite TV	0.7
Chemicals-Diversified	0.7
Semiconductor Components-Integrated Circuits	0.7
Pharmacy Services	0.6
Investment Management/Advisor Services	0.5
Insurance-Multi-line	0.5
Medical Products	0.5
Auto-Cars/Light Trucks	0.5
Enterprise Software/Service	0.5
Electric-Distribution	0.5
Gold Mining	0.4
Auto/Truck Parts & Equipment-Original	0.4
Diversified Minerals	0.4
Commercial Services-Finance	0.4
Coatings/Paint	0.4
Retail-Discount	0.4
Multimedia	0.4
Electronic Measurement Instruments	0.4
Consumer Products-Misc.	0.4
Telecom Services	0.4
Electronic Components-Misc.	0.4
Electric-Integrated	0.4
Medical-Generic Drugs	0.3
Building Products-Cement	0.3
Insurance-Property/Casualty	0.3
Home Decoration Products	0.3
Cellular Telecom	0.3
Power Converter/Supply Equipment	0.3
Wireless Equipment	0.3
Metal-Diversified	0.3
Oil Refining & Marketing	0.3
Advanced Materials	0.3
Retail-Apparel/Shoe	0.3
Internet Content-Entertainment	0.3
Diagnostic Equipment	0.3
Advertising Agencies	0.3
Medical-HMO	0.3
Computer Services	0.3
Machinery-General Industrial	0.3
Import/Export	0.3
Building-Residential/Commercial	0.3
Food-Retail	0.2
Steel-Producers	0.2
Oil & Gas Drilling	0.2
Television	0.2
Food-Confectionery	0.2
Brewery	0.2
Insurance-Reinsurance	0.2
Medical-Wholesale Drug Distribution	0.2
Machinery-Construction & Mining	0.2
Beverages-Wine/Spirits	0.2
Real Estate Operations & Development	0.2
Networking Products	0.2
Retail-Building Products	0.2
Data Processing/Management	0.2
Computers-Memory Devices	0.2
Building & Construction-Misc.	0.2
Commercial Services	0.2
Retail-Regional Department Stores	0.2
Retail-Jewelry	0.2
Rubber-Tires	0.1
Semiconductor Equipment	0.1
Apparel Manufacturers	0.1
Advertising Services	0.1
Finance-Other Services	0.1
Instruments-Controls	0.1
Finance-Investment Banker/Broker	0.1
Computer Software	0.1
Beverages-Non-alcoholic	0.1
Medical-Hospitals	0.1
Agricultural Chemicals	0.1
Electronic Connectors	0.1
Toys	0.1
Printing-Commercial	0.1
Engines-Internal Combustion	0.1
Computer Data Security	0.1
Chemicals-Specialty	0.1
Retail-Drug Store	0.1
Options Purchased	0.1
Finance-Consumer Loans	0.1
Aerospace/Defense	0.1
Building-Heavy Construction	0.1
Fisheries	0.1
Paper & Related Products	0.1
Retail-Auto Parts	0.1
Containers-Paper/Plastic	0.1
Electric-Transmission	0.1
Oil-Field Services	0.1
Computers-Integrated Systems	0.1
Auto-Heavy Duty Trucks	0.1
Telecommunication Equipment	0.1
Medical Labs & Testing Services	0.1
Batteries/Battery Systems	0.1
Broadcast Services/Program	0.1
Agricultural Operations	0.1
Entertainment Software	0.1
Internet Infrastructure Software	0.1
Building Products-Doors & Windows	0.1
Medical Information Systems	0.1
Tools-Hand Held	0.1
Financial Guarantee Insurance	0.1
Food-Banking	0.1
Office Supplies & Forms	0.1

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
South Korea	$—	$1,076,983	#	$—	$1,076,983
Other Countries	127,816,741	75,569,044	**	—	203,385,785
Preferred Securities/Capital Securities	—	9,415,532		—	9,415,532
Asset Backed Securities	—	9,283,728		—	9,283,728
Foreign Corporate Bonds & Notes	—	28,406,217		—	28,406,217
U.S. Corporate Bonds & Notes	—	144,125,426		—	144,125,426
U.S. Government Treasuries	—	5,967,610		—	5,967,610
Options-Purchased	575,420	—		—	575,420
Short-Term Investment Securities	190,473,020	—		—	190,473,020

Total Investments at Value	$318,865,181	$273,844,540		$—	$592,709,721

Other Financial Instruments:†
Futures Contracts	$429,452	$1,564,637	**	$—	$1,994,089
Forward Foreign Currency Contracts	—	710,751		—	710,751

Total Other Financial Instruments	$429,452	$2,275,388		$—	$2,704,840

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,224,899	$—		$—	$3,224,899
Forward Foreign Currency Contracts	—	855,992		—	855,992

Total Other Financial Instruments	$3,224,899	$855,992		$—	$4,080,891

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures and securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
#	Amount includes $769,913 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $70,561,764 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. Securities currently valued at $307,070 were transferred from Level 1 to Level 2 due to an exchange price not being available at April 30, 2018. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 89.8%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.	537	$8,324

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	4,166	31,453

Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	2,693	12,927
Yext, Inc.†	1,739	23,198

		36,125

Aerospace/Defense — 0.3%
AeroVironment, Inc.†	1,536	83,712
Cubic Corp.	1,846	113,990
Esterline Technologies Corp.†	1,915	137,593
Kratos Defense & Security Solutions, Inc.†	6,261	62,673
National Presto Industries, Inc.	363	34,757

		432,725

Aerospace/Defense-Equipment — 0.8%
AAR Corp.	2,381	103,097
Aerojet Rocketdyne Holdings, Inc.†	5,057	141,293
Astronics Corp.†	1,529	55,931
Curtiss-Wright Corp.	3,234	414,081
Ducommun, Inc.†	770	22,399
Kaman Corp.	2,021	122,554
KLX, Inc.†	3,686	288,356
Moog, Inc., Class A†	2,331	191,072
Triumph Group, Inc.	3,571	84,454

		1,423,237

Agricultural Biotech — 0.0%
Calyxt, Inc.†	349	5,867

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	7,016	31,782

Agricultural Operations — 0.1%
Alico, Inc.	227	7,332
Andersons, Inc.	1,973	64,418
Cadiz, Inc.†	1,565	21,049
Limoneira Co.	884	20,580
Tejon Ranch Co.†	1,349	32,821

		146,200

Airlines — 0.3%
Allegiant Travel Co.	926	148,391
Hawaiian Holdings, Inc.	3,709	152,811
SkyWest, Inc.	3,711	211,156

		512,358

Airport Development/Maintenance — 0.0%
Hudson, Ltd., Class A†	2,912	43,185

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	2,135	177,226
Delta Apparel, Inc.†	483	8,737
Oxford Industries, Inc.	1,205	92,833
Sequential Brands Group, Inc.†	2,906	5,609
Superior Uniform Group, Inc.	623	16,709

		301,114

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	209	4,650
iRobot Corp.†	1,967	114,794

		119,444

Applications Software — 0.8%
Appfolio, Inc., Class A†	689	33,038
Brightcove, Inc.†	2,514	24,260
Ebix, Inc.	1,758	136,245
Five9, Inc.†	3,896	114,426
HubSpot, Inc.†	2,549	269,939
Immersion Corp.†	2,129	23,440
MINDBODY, Inc., Class A†	3,139	124,461
New Relic, Inc.†	2,236	156,274
Park City Group, Inc.†	968	7,647
PDF Solutions, Inc.†	2,041	22,757
Progress Software Corp.	3,360	124,085
RealPage, Inc.†	4,292	229,622
Telenav, Inc.†	2,102	10,825
Upland Software, Inc.†	594	16,139

		1,293,158

Athletic Equipment — 0.1%
Clarus Corp.†	1,502	10,739
Nautilus, Inc.†	2,209	32,141
Vista Outdoor, Inc.†	4,182	70,049

		112,929

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	2,786	147,101

Audio/Video Products — 0.0%
Daktronics, Inc.	2,596	23,390
Universal Electronics, Inc.†	1,033	47,828
VOXX International Corp.†	1,466	7,330

		78,548

Auto Repair Centers — 0.1%
Monro, Inc.	2,320	129,804

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	858	20,378
Navistar International Corp.†	3,637	126,604
REV Group, Inc.	2,229	40,233

		187,215

Auto-Truck Trailers — 0.0%
Wabash National Corp.	4,271	85,676

Auto/Truck Parts & Equipment-Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	7,222	110,785
Cooper-Standard Holding, Inc.†	1,260	155,988
Dana, Inc.	10,637	252,416
Gentherm, Inc.†	2,679	90,550
Horizon Global Corp.†	1,819	13,588
Meritor, Inc.†	6,126	119,273
Miller Industries, Inc.	806	19,949
Modine Manufacturing Co.†	3,615	62,178
Spartan Motors, Inc.	2,499	44,607
Superior Industries International, Inc.	1,801	23,683
Tenneco, Inc.	3,727	166,560
Titan International, Inc.	3,643	37,523

Tower International, Inc.	1,445	42,628

		1,139,728

Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.†	1,840	12,347
Dorman Products, Inc.†	1,970	126,592
Douglas Dynamics, Inc.	1,615	67,426
Motorcar Parts of America, Inc.†	1,394	26,542
Standard Motor Products, Inc.	1,575	71,426

		304,333

B2B/E-Commerce — 0.1%
ePlus, Inc.†	946	75,538
TechTarget, Inc.†	1,434	29,899

		105,437

Banks-Commercial — 8.8%
1st Source Corp.	1,178	61,256
Access National Corp.	1,086	30,202
ACNB Corp.	504	15,120
Allegiance Bancshares, Inc.†	837	33,857
American National Bankshares, Inc.	597	22,955
Ameris Bancorp	2,656	137,315
Ames National Corp.	626	17,309
Arrow Financial Corp.	866	30,656
Atlantic Capital Bancshares, Inc.†	1,527	29,471
BancFirst Corp.	1,229	70,237
Bancorp, Inc.†	3,596	37,219
BancorpSouth Bank	6,225	205,736
Bank of Commerce Holdings	1,132	12,622
Bank of Marin Bancorp	492	35,695
Bank of N.T. Butterfield & Son, Ltd.	3,934	186,668
Bankwell Financial Group, Inc.	439	13,864
Banner Corp.	2,377	136,440
Bar Harbor Bankshares	1,100	32,142
BCB Bancorp, Inc.	922	14,291
Blue Hills Bancorp, Inc.	1,742	35,406
Bridge Bancorp, Inc.	1,379	45,369
Bryn Mawr Bank Corp.	1,390	61,994
Byline Bancorp, Inc.†	1,228	26,095
C&F Financial Corp.	239	13,838
Cadence BanCorp	2,124	62,085
Camden National Corp.	1,119	49,583
Capital City Bank Group, Inc.	808	18,083
Capstar Financial Holdings, Inc.†	650	12,409
Carolina Financial Corp.	1,384	54,267
Cass Information Systems, Inc.	876	52,980
Cathay General Bancorp, Class B	5,575	223,056
CBTX, Inc.	204	5,916
CenterState Bank Corp.	4,424	128,208
Central Pacific Financial Corp.	2,136	62,115
Central Valley Community Bancorp	724	14,914
Century Bancorp, Inc., Class A	214	17,120
Chemical Financial Corp.	5,185	284,605
Chemung Financial Corp.	233	10,998
Citizens & Northern Corp.	860	20,769
City Holding Co.	1,109	79,382
Civista Bancshares, Inc.	725	16,632
CNB Financial Corp.	1,080	30,629
CoBiz Financial, Inc.	2,816	56,742
Codorus Valley Bancorp, Inc.	624	18,227
Columbia Banking System, Inc.	5,277	212,188
Community Bank System, Inc.	3,591	201,994
Community Financial Corp.	289	10,416
Community Trust Bancorp, Inc.	1,126	54,048
ConnectOne Bancorp, Inc.	2,209	58,318
County Bancorp, Inc.	342	9,631
Customers Bancorp, Inc.†	2,111	60,839
CVB Financial Corp.	7,574	167,764
DNB Financial Corp.	227	7,911
Eagle Bancorp, Inc.†	2,306	135,362
Enterprise Bancorp, Inc.	692	25,037
Enterprise Financial Services Corp.	1,619	82,326
Equity Bancshares, Inc., Class A†	793	30,237
Evans Bancorp, Inc.	338	15,311
Farmers & Merchants Bancorp, Inc.	648	28,583
Farmers Capital Bank Corp.	538	26,981
Farmers National Banc Corp.	1,875	27,656
FB Financial Corp.	952	37,918
FCB Financial Holdings, Inc., Class A†	2,681	154,962
Fidelity Southern Corp.	1,619	36,800
Financial Institutions, Inc.	1,093	33,992
First Bancorp, Inc.	746	20,679
First Bancorp, Inc.	2,057	78,475
First BanCorp./Puerto Rico†	14,050	101,441
First Bancshares, Inc.	760	24,586
First Busey Corp.	2,979	88,327
First Business Financial Services, Inc.	602	15,646
First Citizens BancShares, Inc., Class A	542	234,301
First Commonwealth Financial Corp.	7,077	107,146
First Community Bancshares, Inc.	1,215	37,701
First Connecticut Bancorp, Inc.	1,031	24,847
First Financial Bancorp	7,014	217,083
First Financial Bankshares, Inc.	4,639	229,862
First Financial Corp.	773	33,046
First Foundation, Inc.†	2,179	38,982
First Guaranty Bancshares, Inc.	330	8,560
First Internet Bancorp	583	19,939
First Interstate BancSystem, Inc., Class A	1,885	76,342
First Merchants Corp.	2,997	129,111
First Mid-Illinois Bancshares, Inc.	745	27,379
First Midwest Bancorp, Inc.	7,469	181,571
First Northwest Bancorp†	721	11,586
First of Long Island Corp.	1,747	46,295
FNB Bancorp	394	14,271
Franklin Financial Network, Inc.†	871	29,353
Fulton Financial Corp.	12,544	211,994
German American Bancorp, Inc.	1,550	52,312
Glacier Bancorp, Inc.	5,725	211,997
Great Southern Bancorp, Inc.	794	41,963
Great Western Bancorp, Inc.	4,331	178,177
Green Bancorp, Inc.†	1,780	40,139
Guaranty Bancorp	1,798	51,243
Guaranty Bancshares, Inc.	577	18,920
Hancock Holding Co.	6,166	301,209
Hanmi Financial Corp.	2,305	63,618
HarborOne Bancorp, Inc.†	965	16,974

Heartland Financial USA, Inc.	1,796	96,355
Heritage Commerce Corp.	2,647	43,649
Heritage Financial Corp.	2,152	63,914
Hilltop Holdings, Inc.	5,362	120,216
Home BancShares, Inc.	11,522	267,771
HomeStreet, Inc.†	1,974	50,337
Hope Bancorp, Inc.	9,491	164,099
Horizon Bancorp	1,680	48,317
Howard Bancorp, Inc.†	644	12,236
IBERIABANK Corp.	3,699	277,240
Independent Bank Corp.	1,979	143,082
Independent Bank Corp.	1,486	35,515
International Bancshares Corp.	4,005	159,399
Investar Holding Corp.	598	15,219
Kearny Financial Corp.	7,378	103,661
Lakeland Bancorp, Inc.	3,282	63,999
Lakeland Financial Corp.	1,767	83,968
LCNB Corp.	648	12,118
LegacyTexas Financial Group, Inc.	3,457	141,979
Live Oak Bancshares, Inc.	1,704	48,138
Luther Burbank Corp.	1,030	12,834
Macatawa Bank Corp.	1,899	20,281
MB Financial, Inc.	5,927	252,609
MBT Financial Corp.	1,304	13,268
Mercantile Bank Corp.	1,178	41,583
Merchants Bancorp	531	11,353
Metropolitan Bank Holding Corp.†	263	12,448
Middlefield Banc Corp.	191	9,798
Midland States Bancorp, Inc.	1,134	35,721
MidSouth Bancorp, Inc.	1,066	14,871
MidWestOne Financial Group, Inc.	816	26,332
National Bankshares, Inc.	495	22,696
National Commerce Corp.†	878	38,017
NBT Bancorp, Inc.	3,121	114,041
Nicolet Bankshares, Inc.†	646	35,898
Northeast Bancorp	542	10,569
Northrim BanCorp, Inc.	496	17,459
Norwood Financial Corp.	419	12,407
OFG Bancorp	3,164	42,714
Ohio Valley Banc Corp.	298	13,574
Old Line Bancshares, Inc.	830	28,261
Old National Bancorp	9,827	169,024
Old Point Financial Corp.	265	6,970
Old Second Bancorp, Inc.	2,115	30,244
Opus Bank	1,463	41,257
Orrstown Financial Services, Inc.	542	14,282
Pacific Mercantile Bancorp†	1,131	10,575
Park National Corp.	977	105,399
PCSB Financial Corp.†	1,323	26,817
Peapack Gladstone Financial Corp.	1,300	42,952
Penns Woods Bancorp, Inc.	337	14,660
People’s Utah Bancorp	1,020	32,487
Peoples Bancorp of North Carolina, Inc.	340	10,455
Peoples Bancorp, Inc.	1,201	43,068
Peoples Financial Services Corp.	501	23,497
Preferred Bank	985	62,784
Premier Financial Bancorp, Inc.	688	13,540
Provident Bancorp, Inc.†	321	7,544
QCR Holdings, Inc.	886	40,091
RBB Bancorp	597	16,310
Reliant Bancorp, Inc.	507	11,661
Renasant Corp.	3,313	149,847
Republic Bancorp, Inc., Class A	704	29,688
Republic First Bancorp, Inc.†	3,563	29,573
S&T Bancorp, Inc.	2,514	107,298
Sandy Spring Bancorp, Inc.	2,362	93,606
Seacoast Banking Corp. of Florida†	3,120	86,206
ServisFirst Bancshares, Inc.	3,383	141,951
Shore Bancshares, Inc.	915	16,552
Sierra Bancorp	985	27,442
Simmons First National Corp., Class A	6,061	183,042
SmartFinancial, Inc.†	524	12,497
South State Corp.	2,641	228,579
Southern First Bancshares, Inc.†	483	22,146
Southern National Bancorp of Virginia, Inc.	1,567	25,464
Southside Bancshares, Inc.	2,026	70,566
State Bank Financial Corp.	2,744	86,463
Sterling Bancorp, Inc.	1,274	16,231
Stock Yards Bancorp, Inc.	1,596	59,770
Summit Financial Group, Inc.	799	20,015
Texas Capital Bancshares, Inc.†	3,645	359,579
Tompkins Financial Corp.	1,071	83,217
Towne Bank	4,666	139,513
TriCo Bancshares	1,494	55,831
TriState Capital Holdings, Inc.†	1,633	40,825
Triumph Bancorp, Inc.†	1,281	49,767
TrustCo Bank Corp.	6,758	57,781
Trustmark Corp.	4,935	154,515
Two River Bancorp	527	8,980
UMB Financial Corp.	3,311	253,556
Umpqua Holdings Corp.	16,203	381,743
Union Bankshares Corp.	4,094	154,794
United Bankshares, Inc.	7,317	248,412
United Community Banks, Inc.	5,351	170,857
United Security Bancshares	952	10,567
Unity Bancorp, Inc.	564	12,408
Univest Corp. of Pennsylvania	2,088	60,030
Valley National Bancorp	18,895	237,132
Veritex Holdings, Inc.†	1,183	33,976
Washington Trust Bancorp, Inc.	1,096	60,718
WesBanco, Inc.	3,079	134,860
West Bancorporation, Inc.	1,161	28,270
Westamerica Bancorporation	1,862	103,918
Western New England Bancorp, Inc.	2,022	21,838
Wintrust Financial Corp.	4,058	362,988

		15,022,400

Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	6,098	97,873
Parke Bancorp, Inc.	424	9,943
Union Bankshares, Inc.	285	14,535

		122,351

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,030	115,933

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	1,456	103,958

National Bank Holdings Corp., Class A	1,820	64,028

		167,986

Batteries/Battery Systems — 0.1%
EnerSys	3,081	211,233

Beverages-Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated	344	57,926
National Beverage Corp.	859	75,901
Primo Water Corp.†	1,851	24,137

		157,964

Beverages-Wine/Spirits — 0.1%
MGP Ingredients, Inc.	944	90,426

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	2,562	85,186

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	609	136,507
Craft Brew Alliance, Inc.†	928	17,911

		154,418

Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	1,060	11,554
MSG Networks, Inc., Class A†	4,381	89,810
TiVo Corp.	8,766	124,039
World Wrestling Entertainment, Inc., Class A	3,091	122,991

		348,394

Building & Construction Products-Misc. — 0.9%
American Woodmark Corp.†	1,020	83,844
Armstrong Flooring, Inc.†	1,585	19,575
Builders FirstSource, Inc.†	8,072	147,153
Caesarstone, Ltd.	1,658	30,590
Forterra, Inc.†	1,365	10,019
Gibraltar Industries, Inc.†	2,322	81,618
Louisiana-Pacific Corp.	10,640	301,431
NCI Building Systems, Inc.†	3,127	54,723
Patrick Industries, Inc.†	1,775	100,997
Quanex Building Products Corp.	2,559	43,887
Simpson Manufacturing Co., Inc.	3,015	164,860
Summit Materials, Inc., Class A†	8,094	227,765
Trex Co., Inc.†	2,161	224,485

		1,490,947

Building & Construction-Misc. — 0.4%
Aegion Corp.†	2,362	53,594
Comfort Systems USA, Inc.	2,695	113,729
EMCOR Group, Inc.	4,312	317,320
Hill International, Inc.†	2,495	13,223
IES Holdings, Inc.†	634	10,715
MYR Group, Inc.†	1,169	35,070
TopBuild Corp.†	2,593	206,662

		750,313

Building Products-Air & Heating — 0.1%
AAON, Inc.	3,030	103,020

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,779	78,090
US Concrete, Inc.†	1,159	67,743

		145,833

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,044	84,029
Griffon Corp.	2,144	42,666
JELD-WEN Holding, Inc.†	4,934	138,695
Masonite International Corp.†	2,076	126,013
PGT Innovations , Inc.†	3,539	61,755

		453,158

Building Products-Light Fixtures — 0.2%
Cree, Inc.†	7,144	266,614
LSI Industries, Inc.	1,800	11,034

		277,648

Building Products-Wood — 0.2%
Boise Cascade Co.	2,829	117,687
Universal Forest Products, Inc.	4,389	139,921

		257,608

Building-Heavy Construction — 0.5%
Chicago Bridge & Iron Co. NV	7,371	111,302
Dycom Industries, Inc.†	2,206	229,115
Granite Construction, Inc.	2,904	152,111
Layne Christensen Co.†	1,320	18,625
MasTec, Inc.†	4,870	214,280
Orion Group Holdings, Inc.†	2,010	12,181
Primoris Services Corp.	2,884	73,802
Sterling Construction Co., Inc.†	1,889	21,025
Tutor Perini Corp.†	2,736	56,498

		888,939

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	4,090	127,322

Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	625	106,469
Winnebago Industries, Inc.	2,304	87,321

		193,790

Building-Residential/Commercial — 0.7%
AV Homes, Inc.†	890	14,818
Beazer Homes USA, Inc.†	2,287	33,573
Century Communities, Inc.†	1,494	45,940
Green Brick Partners, Inc.†	1,738	17,554
Hovnanian Enterprises, Inc., Class A†	9,035	18,160
Installed Building Products, Inc.†	1,578	91,051
KB Home	6,218	165,088
LGI Homes, Inc.†	1,264	87,469
M/I Homes, Inc.†	1,936	59,009
MDC Holdings, Inc.	3,286	95,327
Meritage Homes Corp.†	2,816	125,312
New Home Co., Inc.†	903	9,012
PICO Holdings, Inc.	1,625	19,581
Taylor Morrison Home Corp., Class A†	8,130	193,169
TRI Pointe Group, Inc.†	10,972	187,731
William Lyon Homes, Class A†	2,344	62,960

		1,225,754

Cable/Satellite TV — 0.0%
Global Eagle Entertainment, Inc.†	3,692	4,320
WideOpenWest, Inc.†	1,991	12,603

		16,923

Capacitors — 0.0%
KEMET Corp.†	4,051	69,758

Casino Hotels — 0.2%
Boyd Gaming Corp.	6,077	201,817
Caesars Entertainment Corp.†	9,985	113,330
Century Casinos, Inc.†	1,854	14,239
Monarch Casino & Resort, Inc.†	800	34,128

		363,514

Casino Services — 0.2%
Eldorado Resorts, Inc.†	3,424	138,672
Scientific Games Corp.†	3,893	207,497

		346,169

Cellular Telecom — 0.0%
ATN International, Inc.	768	40,704

Chemicals-Diversified — 0.3%
Aceto Corp.	2,187	5,511
AdvanSix, Inc.†	2,191	78,482
Codexis, Inc.†	2,982	33,548
Innophos Holdings, Inc.	1,415	58,553
Innospec, Inc.	1,753	127,443
Koppers Holdings, Inc.†	1,509	66,094
Quaker Chemical Corp.	950	139,640

		509,271

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	3,628	77,639

Chemicals-Other — 0.0%
American Vanguard Corp.	2,100	45,255

Chemicals-Plastics — 0.2%
A. Schulman, Inc.	2,090	89,661
Landec Corp.†	1,965	26,135
PolyOne Corp.	5,885	246,287

		362,083

Chemicals-Specialty — 1.1%
AgroFresh Solutions, Inc.†	1,611	11,148
Balchem Corp.	2,317	204,452
CSW Industrials, Inc.†	1,059	45,908
Ferro Corp.†	6,125	134,811
GCP Applied Technologies, Inc.†	5,245	150,269
H.B. Fuller Co.	3,690	182,544
Hawkins, Inc.	705	22,913
Ingevity Corp.†	3,111	239,018
KMG Chemicals, Inc.	958	58,907
Kraton Corp.†	2,192	100,109
Minerals Technologies, Inc.	2,571	177,528
Oil-Dri Corp. of America	367	14,225
OMNOVA Solutions, Inc.†	3,159	34,433
PQ Group Holdings, Inc.†	2,142	29,774
Sensient Technologies Corp.	3,182	212,080
Stepan Co.	1,460	102,667
Tronox, Ltd., Class A	6,574	112,941
Valhi, Inc.	1,849	15,347

		1,849,074

Circuit Boards — 0.1%
Park Electrochemical Corp.	1,408	23,978
TTM Technologies, Inc.†	6,757	94,193

		118,171

Coal — 0.3%
Arch Coal, Inc., Class A	1,405	113,566
Cloud Peak Energy, Inc.†	5,408	17,252
Hallador Energy Co.	1,185	7,750
NACCO Industries, Inc., Class A	298	10,981
Peabody Energy Corp.	4,879	179,791
Ramaco Resources, Inc.†	449	3,067
SunCoke Energy, Inc.†	4,711	54,129
Warrior Met Coal, Inc.	2,418	56,219

		442,755

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	1,659	38,223

Coffee — 0.0%
Farmer Bros. Co.†	635	18,002

Commercial Services — 0.5%
Acacia Research Corp.†	3,619	13,209
Care.com, Inc.†	1,004	15,662
Collectors Universe, Inc.	553	8,666
Emerald Expositions Events, Inc.	1,326	25,552
Healthcare Services Group, Inc.	5,212	201,340
HMS Holdings Corp.†	6,133	110,455
Medifast, Inc.	775	77,795
National Research Corp., Class A	713	23,315
Nutrisystem, Inc.	2,172	62,988
Reis, Inc.	663	13,923
RPX Corp.	3,361	36,400
ServiceSource International, Inc.†	5,638	21,368
SP Plus Corp.†	1,273	44,746
Team, Inc.†	2,140	36,273
Weight Watchers International, Inc.†	2,047	143,392

		835,084

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	3,334	87,518
CBIZ, Inc.†	3,740	69,564
CPI Card Group, Inc.	299	768
Everi Holdings, Inc.†	4,746	30,422
EVERTEC, Inc.	4,424	80,738
Green Dot Corp., Class A†	3,390	206,146
LendingTree, Inc.†	466	111,094
Liberty Tax, Inc.	501	5,160
MoneyGram International, Inc.†	2,129	18,608
Travelport Worldwide, Ltd.	9,080	155,631

		765,649

Communications Software — 0.0%
Digi International, Inc.†	1,970	22,655

pdvWireless, Inc.†	691	20,108
Ribbon Communications, Inc.†	3,471	20,201

		62,964

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	5,350	469,462

Computer Data Security — 0.2%
ForeScout Technologies, Inc.†	399	12,764
Qualys, Inc.†	2,352	180,986
Varonis Systems, Inc.†	1,448	94,627
VASCO Data Security International, Inc.†	2,214	34,317

		322,694

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	3,042	67,380

Computer Services — 1.3%
CACI International, Inc., Class A†	1,786	269,775
Carbonite, Inc.†	1,837	57,131
Convergys Corp.	6,748	157,633
Engility Holdings, Inc.†	1,319	33,529
EPAM Systems, Inc.†	3,643	416,577
ExlService Holdings, Inc.†	2,394	138,397
Fluent, Inc.†	1,625	4,469
Insight Enterprises, Inc.†	2,605	92,347
KeyW Holding Corp.†	3,524	27,276
MAXIMUS, Inc.	4,698	317,726
Presidio, Inc.†	2,307	35,343
Science Applications International Corp.	3,135	268,952
SecureWorks Corp., Class A†	603	6,585
StarTek, Inc.†	754	6,665
Sykes Enterprises, Inc.†	2,869	82,512
Syntel, Inc.†	2,418	69,832
TTEC Holdings, Inc.	1,016	32,512
Unisys Corp.†	3,682	41,238
Virtusa Corp.†	1,977	95,173

		2,153,672

Computer Software — 0.6%
Avid Technology, Inc.†	2,444	10,949
Box, Inc., Class A†	5,920	135,331
Cloudera, Inc.†	7,234	103,084
CommerceHub, Inc., Series A†	1,004	22,761
CommerceHub, Inc., Series C†	2,126	48,196
Cornerstone OnDemand, Inc.†	3,881	171,269
Envestnet, Inc.†	3,185	172,945
j2 Global, Inc.	3,399	269,813
Red Violet, Inc.†	216	1,361
SendGrid, Inc.†	624	18,009
Simulations Plus, Inc.	800	13,160
Tintri, Inc.†	997	1,127
Veritone, Inc.†	212	4,391
Workiva, Inc.†	1,867	42,007

		1,014,403

Computers — 0.2%
Nutanix, Inc., Class A†	8,024	405,934

Computers-Integrated Systems — 0.5%
Agilysys, Inc.†	1,122	13,217
Cray, Inc.†	2,933	69,952
Diebold Nixdorf, Inc.	5,528	84,855
Maxwell Technologies, Inc.†	2,665	13,671
Mercury Systems, Inc.†	3,427	109,938
MTS Systems Corp.	1,307	66,396
NetScout Systems, Inc.†	6,172	167,570
Radisys Corp.†	2,696	2,060
Super Micro Computer, Inc.†	2,849	50,427
USA Technologies, Inc.†	3,545	31,019
VeriFone Systems, Inc.†	8,055	185,345

		794,450

Computers-Memory Devices — 0.1%
Pure Storage, Inc., Class A†	7,098	143,592
Quantum Corp.†	2,080	8,154

		151,746

Computers-Other — 0.2%
3D Systems Corp.†	7,992	80,240
ExOne Co.†	814	5,633
Lumentum Holdings, Inc.†	4,521	228,084
PlayAGS, Inc.†	757	17,116
Stratasys, Ltd.†	3,694	70,814

		401,887

Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	3,330	92,241
Mitek Systems, Inc.†	2,359	18,282

		110,523

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	2,116	53,048

Consulting Services — 0.3%
CRA International, Inc.	577	32,583
Forrester Research, Inc.	745	29,651
Franklin Covey Co.†	710	17,324
FTI Consulting, Inc.†	2,767	161,593
Hackett Group, Inc.	1,715	27,800
Huron Consulting Group, Inc.†	1,603	60,033
ICF International, Inc.	1,311	87,968
Information Services Group, Inc.†	2,370	10,286
Navigant Consulting, Inc.†	3,352	71,699
Vectrus, Inc.†	812	29,232

		528,169

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	772	28,942
Central Garden & Pet Co., Class A†	2,581	91,626
CSS Industries, Inc.	652	11,123
Helen of Troy, Ltd.†	1,994	177,765
WD-40 Co.	1,011	133,351

		442,807

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,868	109,315
Greif, Inc., Class B	411	25,873

		135,188

Containers-Paper/Plastic — 0.2%
KapStone Paper and Packaging Corp.	6,359	218,877
Multi-Color Corp.	999	64,885
UFP Technologies, Inc.†	472	15,694

		299,456

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†	1,534	27,873
Inter Parfums, Inc.	1,265	64,768
Revlon, Inc., Class A†	863	19,676

		112,317

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	1,467	16,064

Data Processing/Management — 0.7%
Acxiom Corp.†	5,796	150,580
Amber Road, Inc.†	1,466	13,575
Bottomline Technologies (DE), Inc.†	2,910	115,003
CommVault Systems, Inc.†	2,839	198,588
CSG Systems International, Inc.	2,439	104,365
Fair Isaac Corp.†	2,182	377,879
Pegasystems, Inc.	2,680	163,614

		1,123,604

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	4,679	17,546
QAD, Inc., Class A	730	32,777

		50,323

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	1,926	42,757
BioTelemetry, Inc.†	2,323	88,739
GenMark Diagnostics, Inc.†	3,728	23,337
Genomic Health, Inc.†	1,463	46,421
Oxford Immunotec Global PLC†	1,851	23,748
Quanterix Corp.†	363	6,153
Quotient, Ltd.†	1,955	8,153
Repligen Corp.†	2,746	101,602

		340,910

Diagnostic Kits — 0.2%
Foundation Medicine, Inc.†	1,059	80,855
Meridian Bioscience, Inc.	3,045	44,457
OraSure Technologies, Inc.†	4,138	73,367
Quidel Corp.†	2,078	117,822

		316,501

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	710	10,402

Disposable Medical Products — 0.3%
ICU Medical, Inc.†	1,118	281,401
Merit Medical Systems, Inc.†	3,559	172,611
Utah Medical Products, Inc.	250	25,388

		479,400

Distribution/Wholesale — 0.5%
Anixter International, Inc.†	2,124	125,104
Core-Mark Holding Co., Inc.	3,336	68,755
EnviroStar, Inc.	267	9,746
Essendant, Inc.	2,733	20,334
Fossil Group, Inc.†	3,238	48,408
G-III Apparel Group, Ltd.†	3,166	115,527
H&E Equipment Services, Inc.	2,304	74,534
Huttig Building Products, Inc.†	1,742	10,818
Nexeo Solutions, Inc.†	1,921	19,575
ScanSource, Inc.†	1,832	62,838
SiteOne Landscape Supply, Inc.†	2,483	170,085
Systemax, Inc.	840	26,401
Titan Machinery, Inc.†	1,374	26,546
Triton International, Ltd.	3,441	106,705
Veritiv Corp.†	840	31,962

		917,338

Diversified Financial Services — 0.0%
Ladder Capital Corp.	5,770	80,203

Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	4,357	102,607
AZZ, Inc.	1,899	84,601
Barnes Group, Inc.	3,676	204,128
Chase Corp.	523	58,576
EnPro Industries, Inc.	1,547	116,257
Fabrinet†	2,654	74,869
Federal Signal Corp.	4,315	93,463
GP Strategies Corp.†	918	19,140
Harsco Corp.†	5,880	120,246
LSB Industries, Inc.†	1,590	8,793
Lydall, Inc.†	1,221	54,457
NL Industries, Inc.†	611	4,674
Raven Industries, Inc.	2,644	96,771
Standex International Corp.	922	89,388
Tredegar Corp.	1,889	33,246

		1,161,216

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†	11,345	62,397
Smart Sand, Inc.†	1,599	11,705
United States Lime & Minerals, Inc.	144	10,760
US Silica Holdings, Inc.	5,974	179,877

		264,739

Diversified Operations — 0.1%
HRG Group, Inc.†	8,699	97,777

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,479	75,059

Drug Delivery Systems — 0.9%
Antares Pharma, Inc.†	10,506	24,584
Catalent, Inc.†	9,784	402,220
Depomed, Inc.†	4,218	26,489
Heron Therapeutics, Inc.†	3,970	120,291
Nektar Therapeutics†	11,000	920,260
Revance Therapeutics, Inc.†	1,968	55,006

		1,548,850

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	1,948	24,740
Chegg, Inc.†	7,103	164,861
Etsy, Inc.†	8,841	264,699

FTD Cos., Inc.†	1,235	7,953
Lands’ End, Inc.†	971	18,789
Overstock.com, Inc.†	1,227	46,749

		527,791

E-Commerce/Services — 1.0%
Cars.com, Inc.†	5,266	149,976
Carvana Co.†	1,813	47,519
ChannelAdvisor Corp.†	1,872	24,898
Groupon, Inc.†	24,844	115,276
GrubHub, Inc.†	6,284	635,564
Leaf Group, Ltd.†	1,040	7,644
Quotient Technology, Inc.†	5,531	74,115
Shutterfly, Inc.†	2,382	192,751
Shutterstock, Inc.†	1,357	57,184
Stamps.com, Inc.†	1,195	272,161
Trade Desk, Inc., Class A†	1,777	90,929
TrueCar, Inc.†	5,144	50,926

		1,718,943

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	399	5,594
Liquidity Services, Inc.†	1,899	12,249
New Media Investment Group, Inc.	3,740	62,009
QuinStreet, Inc.†	2,721	30,584
Rubicon Project, Inc.†	3,244	7,072

		117,508

E-Services/Consulting — 0.0%
Perficient, Inc.†	2,510	62,072

Educational Software — 0.2%
2U, Inc.†	3,518	283,164
Instructure, Inc.†	1,600	64,880
Rosetta Stone, Inc.†	1,240	17,248

		365,292

Electric Products-Misc. — 0.3%
Graham Corp.	698	15,063
Littelfuse, Inc.	1,766	330,101
Novanta, Inc.†	2,342	137,709

		482,873

Electric-Distribution — 0.0%
Genie Energy, Ltd., Class B	987	4,106
Spark Energy, Inc., Class A	853	10,620
Unitil Corp.	1,068	51,894

		66,620

Electric-Generation — 0.0%
Atlantic Power Corp.†	8,379	18,434

Electric-Integrated — 1.3%
ALLETE, Inc.	3,743	286,002
Ameresco, Inc., Class A†	1,366	16,187
Avista Corp.	4,709	244,209
Black Hills Corp.	3,913	221,789
El Paso Electric Co.	2,958	151,006
IDACORP, Inc.	3,696	343,728
MGE Energy, Inc.	2,556	148,376
NorthWestern Corp.	3,633	199,597
Otter Tail Corp.	2,877	126,156
PNM Resources, Inc.	5,838	231,477
Portland General Electric Co.	6,544	277,989

		2,246,516

Electronic Components-Misc. — 0.7%
AVX Corp.	3,371	49,756
Bel Fuse, Inc., Class B	703	13,603
Benchmark Electronics, Inc.	3,657	96,179
CTS Corp.	2,337	69,993
Kimball Electronics, Inc.†	1,910	30,274
Knowles Corp.†	6,448	82,534
Methode Electronics, Inc.	2,618	104,458
Microvision, Inc.†	5,755	7,366
NVE Corp.	349	29,515
OSI Systems, Inc.†	1,292	82,714
Plexus Corp.†	2,456	134,687
Rogers Corp.†	1,319	140,737
Sanmina Corp.†	5,178	152,751
Sparton Corp.†	705	13,021
Stoneridge, Inc.†	1,968	51,818
Vishay Intertechnology, Inc.	9,691	171,046
Vishay Precision Group, Inc.†	742	20,999
ZAGG, Inc.†	1,988	22,266

		1,273,717

Electronic Components-Semiconductors — 1.0%
Alpha & Omega Semiconductor, Ltd.†	1,462	22,164
Ambarella, Inc.†	2,374	110,605
Amkor Technology, Inc.†	7,451	61,694
AXT, Inc.†	2,721	15,918
CEVA, Inc.†	1,598	52,095
Diodes, Inc.†	2,850	81,367
DSP Group, Inc.†	1,597	19,084
EMCORE Corp.†	1,997	8,987
GSI Technology, Inc.†	1,090	7,990
Impinj, Inc.†	1,332	16,370
Inphi Corp.†	3,073	87,826
Kopin Corp.†	4,502	14,902
Lattice Semiconductor Corp.†	8,979	48,666
MACOM Technology Solutions Holdings, Inc.†	2,966	49,295
Monolithic Power Systems, Inc.	2,920	341,932
Pixelworks, Inc.†	2,085	8,924
Rambus, Inc.†	7,931	107,068
Semtech Corp.†	4,793	188,365
Silicon Laboratories, Inc.†	3,069	285,110
SMART Global Holdings, Inc.†	697	27,288
Synaptics, Inc.†	2,520	109,670
Xperi Corp.	3,580	78,760

		1,744,080

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	2,053	87,150
CyberOptics Corp.†	503	7,671
ESCO Technologies, Inc.	1,864	104,104
FARO Technologies, Inc.†	1,212	61,206
Fitbit, Inc., Class A†	14,171	78,649
Itron, Inc.†	2,500	163,500

Mesa Laboratories, Inc.	237	39,890

		542,170

Electronic Parts Distribution — 0.2%
SYNNEX Corp.	2,122	212,561
Tech Data Corp.†	2,566	195,657

		408,218

Electronic Security Devices — 0.0%
Napco Security Technologies, Inc.†	871	9,320

Energy-Alternate Sources — 0.2%
Clean Energy Fuels Corp.†	9,982	16,071
FutureFuel Corp.	1,830	21,411
Green Plains, Inc.	2,848	52,973
Pacific Ethanol, Inc.†	3,154	11,039
Pattern Energy Group, Inc., Class A	5,752	104,571
Plug Power, Inc.†	16,707	30,574
Renewable Energy Group, Inc.†	2,784	35,914
REX American Resources Corp.†	425	31,781
Sunrun, Inc.†	6,294	58,031
TerraForm Power, Inc., Class A	3,323	37,051
TPI Composites, Inc.†	781	17,690
Vivint Solar, Inc.†	1,976	7,805

		424,911

Engineering/R&D Services — 0.3%
Argan, Inc.	1,063	42,520
Exponent, Inc.	1,876	162,086
KBR, Inc.	10,287	171,690
Mistras Group, Inc.†	1,265	24,630
NV5 Global, Inc.†	590	34,721
VSE Corp.	631	32,364

		468,011

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,052	55,028

Enterprise Software/Service — 1.3%
Alteryx, Inc., Class A†	1,717	53,656
American Software, Inc., Class A	2,003	25,558
Apptio, Inc., Class A†	1,705	50,315
Benefitfocus, Inc.†	1,162	35,092
Blackbaud, Inc.	3,488	366,101
Blackline, Inc.†	2,071	85,739
Coupa Software, Inc.†	2,362	109,526
Donnelley Financial Solutions, Inc.†	2,450	45,080
Everbridge, Inc.†	1,254	46,837
Evolent Health, Inc., Class A†	4,371	72,122
Hortonworks, Inc.†	3,777	63,945
LivePerson, Inc.†	4,037	67,822
Majesco†	406	2,054
ManTech International Corp., Class A	1,884	111,326
MicroStrategy, Inc., Class A†	695	88,585
MobileIron, Inc.†	4,178	19,428
Model N, Inc.†	1,736	29,772
MuleSoft, Inc., Class A†	1,778	79,263
Omnicell, Inc.†	2,742	118,180
Paycom Software, Inc.†	3,606	411,841
PROS Holdings, Inc.†	1,950	57,564
SailPoint Technologies Holding, Inc.†	1,478	35,605
SPS Commerce, Inc.†	1,234	84,615
Verint Systems, Inc.†	4,652	195,849

		2,255,875

Entertainment Software — 0.0%
Glu Mobile, Inc.†	7,722	33,822

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	4,089	197,908

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	2,438	211,716

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,710	72,011
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	3,664	19,236

		92,462

Finance-Consumer Loans — 0.3%
Curo Group Holdings Corp.†	566	12,379
Elevate Credit, Inc.†	1,267	9,680
Encore Capital Group, Inc.†	1,755	78,273
Enova International, Inc.†	2,418	70,847
LendingClub Corp.†	23,894	64,275
Nelnet, Inc., Class A	1,394	73,617
Ocwen Financial Corp.†	7,885	32,013
PRA Group, Inc.†	3,267	116,305
Regional Management Corp.†	746	24,521
World Acceptance Corp.†	445	45,613

		527,523

Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	4,000	179,600

Finance-Investment Banker/Broker — 0.7%
Cowen, Inc.†	1,895	29,372
Diamond Hill Investment Group, Inc.	232	45,337
Evercore, Inc., Class A	2,815	285,019
GAIN Capital Holdings, Inc.	2,502	20,416
Greenhill & Co., Inc.	1,779	36,114
Houlihan Lokey, Inc.	1,958	87,131
INTL. FCStone, Inc.†	1,108	49,661
Investment Technology Group, Inc.	2,404	48,609
Ladenburg Thalmann Financial Services, Inc.	7,529	24,996
Moelis & Co., Class A	2,284	122,879
Oppenheimer Holdings, Inc., Class A	707	18,983
Piper Jaffray Cos.	1,052	73,693
PJT Partners, Inc., Class A	1,323	73,413
Stifel Financial Corp.	4,875	284,115
Virtu Financial, Inc., Class A	1,848	66,528

		1,266,266

Finance-Leasing Companies — 0.0%
Aircastle, Ltd.	3,480	68,208
Marlin Business Services Corp.	642	17,591

		85,799

Finance-Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A	2,013	23,028
Ellie Mae, Inc.†	2,476	239,850
Federal Agricultural Mtg. Corp., Class C	645	55,154
Granite Point Mtg. Trust, Inc.	3,153	52,466
Impac Mortgage Holdings, Inc.†	709	6,069
Nationstar Mtg. Holdings, Inc.†	2,139	38,545
PennyMac Financial Services, Inc., Class A†	1,163	23,958
PHH Corp.†	2,344	24,870
TPG RE Finance Trust, Inc.	1,513	29,942

		493,882

Finance-Other Services — 0.1%
R1 RCM, Inc.†	7,333	54,484
WageWorks, Inc.†	2,909	121,160

		175,644

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†	6,501	55,388
MGIC Investment Corp.†	27,086	271,402
NMI Holdings, Inc., Class A†	4,168	57,727
Radian Group, Inc.	15,851	226,669

		611,186

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†	3,931	43,241
Axon Enterprise, Inc.†	3,813	160,070
Sturm Ruger & Co., Inc.	1,238	68,399

		271,710

Food-Canned — 0.0%
Seneca Foods Corp., Class A†	509	14,023

Food-Confectionery — 0.1%
Hostess Brands, Inc.†	5,853	82,235
Tootsie Roll Industries, Inc.	1,257	35,887

		118,122

Food-Dairy Products — 0.0%
Dean Foods Co.	6,650	57,257
Lifeway Foods, Inc.†	343	1,821

		59,078

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	4,807	109,359
Cal-Maine Foods, Inc.†	2,102	102,367
Darling Ingredients, Inc.†	12,007	205,800
J&J Snack Foods Corp.	1,102	151,426
John B. Sanfilippo & Son, Inc.	627	35,670
Lancaster Colony Corp.	1,376	172,812

		777,434

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,030	35,277
Smart & Final Stores, Inc.†	1,653	8,430
SUPERVALU, Inc.†	2,805	49,116
Village Super Market, Inc., Class A	583	15,858
Weis Markets, Inc.	700	32,214

		140,895

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,172	109,817
Chefs’ Warehouse, Inc.†	1,549	37,563
Fresh Del Monte Produce, Inc.	2,369	116,436
Performance Food Group Co.†	7,443	241,525
SpartanNash Co.	2,680	48,723
United Natural Foods, Inc.†	3,709	166,979

		721,043

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	5,090	80,422
Deckers Outdoor Corp.†	2,313	215,710
Iconix Brand Group, Inc.†	3,661	2,968
Steven Madden, Ltd.	4,323	208,585
Weyco Group, Inc.	452	16,588
Wolverine World Wide, Inc.	6,815	204,178

		728,451

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	1,083	28,191
Matthews International Corp., Class A	2,288	112,455

		140,646

Gambling (Non-Hotel) — 0.2%
Golden Entertainment, Inc.†	1,300	34,775
Pinnacle Entertainment, Inc.†	3,869	124,272
Red Rock Resorts, Inc., Class A	5,045	152,309

		311,356

Gas-Distribution — 1.0%
Chesapeake Utilities Corp.	1,157	87,932
New Jersey Resources Corp.	6,374	263,565
Northwest Natural Gas Co.	2,079	127,443
ONE Gas, Inc.	3,820	266,330
RGC Resources, Inc.	489	12,665
South Jersey Industries, Inc.	5,841	180,487
Southwest Gas Holdings, Inc.	3,474	253,567
Spire, Inc.	3,455	249,278
WGL Holdings, Inc.	3,748	318,955

		1,760,222

Gold Mining — 0.0%
Gold Resource Corp.	3,837	19,454
Klondex Mines, Ltd.†	13,031	31,926

		51,380

Golf — 0.1%
Acushnet Holdings Corp.	2,306	55,713
Callaway Golf Co.	6,840	118,059
Drive Shack, Inc.†	4,545	24,679

		198,451

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,053	22,271
US Ecology, Inc.	1,598	85,173

		107,444

Health Care Cost Containment — 0.2%
CorVel Corp.†	679	33,305

HealthEquity, Inc.†	3,691	242,388

		275,693

Heart Monitors — 0.0%
FONAR Corp.†	452	12,859

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	1,818	40,087
Flexsteel Industries, Inc.	557	20,420
Hooker Furniture Corp.	844	31,861
Sleep Number Corp.†	2,872	81,392

		173,760

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	6,544	70,021
Bluegreen Vacations Corp.	552	12,845
ILG, Inc.	7,780	265,531
La Quinta Holdings, Inc.†	5,967	116,595
Marcus Corp.	1,367	40,737
Red Lion Hotels Corp.†	1,212	11,938

		517,667

Housewares — 0.0%
Libbey, Inc.	1,603	9,169
Lifetime Brands, Inc.	724	8,616

		17,785

Human Resources — 0.9%
AMN Healthcare Services, Inc.†	3,450	230,633
ASGN, Inc.†	3,658	294,945
Barrett Business Services, Inc.	517	45,248
BG Staffing, Inc.	506	9,649
Cross Country Healthcare, Inc.†	2,589	32,570
Heidrick & Struggles International, Inc.	1,342	50,526
Insperity, Inc.	2,651	212,743
Kelly Services, Inc., Class A	2,232	65,308
Kforce, Inc.	1,695	45,002
Korn/Ferry International	3,847	205,661
Paylocity Holding Corp.†	1,938	105,873
Resources Connection, Inc.	2,216	34,680
TriNet Group, Inc.†	3,025	156,241
TrueBlue, Inc.†	2,986	79,577
Willdan Group, Inc.†	562	16,073

		1,584,729

Identification Systems — 0.1%
Brady Corp., Class A	3,398	123,687

Import/Export — 0.0%
Castle Brands, Inc.†	6,551	8,189

Independent Power Producers — 0.2%
NRG Yield, Inc., Class A	2,550	44,905
NRG Yield, Inc., Class C	4,772	84,942
Ormat Technologies, Inc.	2,951	170,863

		300,710

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†	877	4,446
GoPro, Inc., Class A†	7,978	40,369
Iteris, Inc.†	1,861	9,435

		54,250

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	453	20,023
Ichor Holdings, Ltd.†	1,363	30,122

		50,145

Instruments-Controls — 0.3%
Allied Motion Technologies, Inc.	484	19,297
Control4 Corp.†	1,894	39,471
Watts Water Technologies, Inc., Class A	2,036	151,682
Woodward, Inc.	3,897	280,350

		490,800

Instruments-Scientific — 0.0%
Fluidigm Corp.†	2,835	16,727

Insurance Brokers — 0.0%
Crawford & Co., Class B	874	7,009
eHealth, Inc.†	1,150	21,666

		28,675

Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	6,331	191,196
CNO Financial Group, Inc.	12,194	261,439
FBL Financial Group, Inc., Class A	724	56,291
Health Insurance Innovations, Inc., Class A†	863	24,596
Independence Holding Co.	440	15,576
National Western Life Group, Inc., Class A	166	52,690
Primerica, Inc.	3,241	313,567
Trupanion, Inc.†	1,662	43,677

		959,032

Insurance-Multi-line — 0.3%
Citizens, Inc.†	3,407	26,472
Genworth Financial, Inc., Class A†	36,775	101,499
Horace Mann Educators Corp.	2,990	133,653
Kemper Corp.	2,899	195,683
United Fire Group, Inc.	1,548	77,849

		535,156

Insurance-Property/Casualty — 1.1%
Ambac Financial Group, Inc.†	3,321	56,557
AMERISAFE, Inc.	1,398	82,901
AmTrust Financial Services, Inc.	6,237	80,395
Atlas Financial Holdings, Inc.†	771	8,096
Baldwin & Lyons, Inc., Class B	682	15,891
Donegal Group, Inc., Class A	645	8,978
EMC Insurance Group, Inc.	641	16,653
Employers Holdings, Inc.	2,325	95,093
Enstar Group, Ltd.†	822	172,743
Federated National Holding Co.	866	14,635
Global Indemnity, Ltd.	605	24,739
Hallmark Financial Services, Inc.†	975	10,013
HCI Group, Inc.	575	24,087
Heritage Insurance Holdings, Inc.	1,582	24,837
Infinity Property & Casualty Corp.	780	102,960
Investors Title Co.	107	20,833
James River Group Holdings, Ltd.	1,867	67,809

Kingstone Cos., Inc.	663	11,337
Kinsale Capital Group, Inc.	1,058	54,540
National General Holdings Corp.	3,591	92,540
Navigators Group, Inc.	1,506	85,089
NI Holdings, Inc.†	738	12,066
RLI Corp.	2,819	178,386
Safety Insurance Group, Inc.	1,069	85,520
Selective Insurance Group, Inc.	4,209	249,173
State Auto Financial Corp.	1,163	36,321
Stewart Information Services Corp.	1,542	64,317
Third Point Reinsurance, Ltd.†	6,723	89,416
Tiptree, Inc.	1,877	11,919
United Insurance Holdings Corp.	1,506	28,403
Universal Insurance Holdings, Inc.	2,277	73,889

		1,900,136

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	2,398	140,163
Blue Capital Reinsurance Holdings, Ltd.	431	5,000
Essent Group, Ltd.†	5,951	196,145
Greenlight Capital Re, Ltd., Class A†	2,205	34,177
Maiden Holdings, Ltd.	5,127	39,221
WMIH Corp.†	14,153	19,390

		434,096

Internet Application Software — 0.3%
Okta, Inc.†	1,423	60,919
RealNetworks, Inc.†	1,776	6,340
Tucows, Inc., Class A†	665	42,061
VirnetX Holding Corp.†	3,759	8,270
Zendesk, Inc.†	7,291	355,436

		473,026

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	2,782	65,266
Cogent Communications Holdings, Inc.	3,073	144,892
Internap Corp.†	1,483	17,514

		227,672

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	6,706	34,603

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	3,546	4,964
HealthStream, Inc.	1,885	43,713
XO Group, Inc.†	1,799	39,002
Yelp, Inc.†	5,844	262,104

		349,783

Internet Gambling — 0.0%
Inspired Entertainment, Inc.†	705	3,525

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†	7,453	7,751
Imperva, Inc.†	2,489	111,383
Proofpoint, Inc.†	3,192	376,464
Rapid7, Inc.†	2,017	56,960
Zix Corp.†	3,980	20,099

		572,657

Internet Telephone — 0.4%
8x8, Inc.†	6,545	132,536
RingCentral, Inc., Class A†	4,757	318,957
Twilio, Inc., Class A†	4,547	191,929

		643,422

Investment Companies — 0.1%
B. Riley Financial, Inc.	1,518	31,347
Cannae Holdings, Inc.†	4,521	93,404
Ominto, Inc.†	1,023	2,977
Rafael Holdings, Inc., Class B†	636	5,215

		132,943

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†	798	21,849
Artisan Partners Asset Management, Inc., Class A	3,342	107,445
Associated Capital Group, Inc., Class A	285	10,303
BrightSphere Investment Group PLC	5,512	83,617
Cohen & Steers, Inc.	1,561	62,596
Financial Engines, Inc.	4,282	191,191
GAMCO Investors, Inc., Class A	381	9,773
Hamilton Lane, Inc., Class A	1,031	43,147
Medley Management, Inc., Class A	384	2,189
Pzena Investment Management, Inc., Class A	1,236	10,827
Silvercrest Asset Management Group, Inc., Class A	522	8,039
Virtus Investment Partners, Inc.	503	58,021
Waddell & Reed Financial, Inc., Class A	5,878	118,971
Westwood Holdings Group, Inc.	593	34,382
WisdomTree Investments, Inc.	8,436	89,169

		851,519

Lasers-System/Components — 0.1%
Applied Optoelectronics, Inc.†	1,370	43,785
Electro Scientific Industries, Inc.†	2,369	42,642
II-VI, Inc.†	4,392	167,335

		253,762

Leisure Products — 0.0%
Escalade, Inc.	776	10,282
Johnson Outdoors, Inc., Class A	354	22,925
Marine Products Corp.	572	8,677

		41,884

Lighting Products & Systems — 0.0%
Revolution Lighting Technologies, Inc.†	913	3,250

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,118	179,551

Machine Tools & Related Products — 0.2%
Hardinge, Inc.	846	15,516
Kennametal, Inc.	5,947	216,768
Milacron Holdings Corp.†	4,944	89,140

		321,424

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,558	86,562
Hyster-Yale Materials Handling, Inc.	755	53,756

		140,318

Machinery-Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	21,394	48,778

Franklin Electric Co., Inc.	3,388	138,908

		187,686

Machinery-Farming — 0.1%
Alamo Group, Inc.	693	75,863
Lindsay Corp.	767	67,388

		143,251

Machinery-General Industrial — 0.5%
Albany International Corp., Class A	2,099	124,156
Altra Industrial Motion Corp.	2,096	87,298
Applied Industrial Technologies, Inc.	2,801	179,124
Chart Industries, Inc.†	2,242	127,211
DXP Enterprises, Inc.†	1,153	41,854
Gencor Industries, Inc.†	641	9,968
Intevac, Inc.†	1,463	9,583
Kadant, Inc.	793	73,154
Manitowoc Co, Inc.†	2,331	57,459
Tennant Co.	1,290	95,460
Twin Disc, Inc.†	624	13,778

		819,045

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	1,611	57,803

Machinery-Pumps — 0.2%
Cactus, Inc., Class A†	1,699	48,778
Gorman-Rupp Co.	1,290	40,609
NN, Inc.	1,981	40,215
SPX FLOW, Inc.†	3,030	136,350

		265,952

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	4,153	19,104
SEACOR Marine Holdings, Inc.†	1,188	28,144

		47,248

Medical Imaging Systems — 0.1%
Analogic Corp.	917	76,202
Lantheus Holdings, Inc.†	2,231	39,712

		115,914

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	13,286	154,383
Computer Programs & Systems, Inc.	831	24,805
Cotiviti Holdings, Inc.†	2,684	92,706
Inovalon Holdings, Inc., Class A†	4,687	49,448
Medidata Solutions, Inc.†	4,123	294,217
NantHealth, Inc.†	1,161	3,959
Quality Systems, Inc.†	3,878	52,082
Tabula Rasa HealthCare, Inc.†	890	36,481

		708,081

Medical Instruments — 0.9%
Abaxis, Inc.	1,604	106,778
AngioDynamics, Inc.†	2,671	51,764
Cardiovascular Systems, Inc.†	2,379	54,360
CONMED Corp.	2,008	130,580
CryoLife, Inc.†	2,349	52,735
Endologix, Inc.†	6,013	25,916
Halyard Health, Inc.†	3,420	162,005
Integra LifeSciences Holdings Corp.†	4,652	286,703
iRhythm Technologies, Inc.†	1,043	60,651
LivaNova PLC†	3,550	315,169
Natus Medical, Inc.†	2,232	73,768
NuVasive, Inc.†	3,713	197,569
Obalon Therapeutics, Inc.†	654	2,518

		1,520,516

Medical Labs & Testing Services — 0.2%
Evolus, Inc.†	369	2,528
Invitae Corp.†	3,116	17,232
Medpace Holdings, Inc.†	689	25,486
Natera, Inc.†	2,334	25,977
Syneos Health, Inc.†	3,993	152,133
Teladoc, Inc.†	4,247	182,621

		405,977

Medical Laser Systems — 0.0%
Cutera, Inc.†	967	48,495

Medical Products — 1.7%
Accuray, Inc.†	6,118	30,590
AtriCure, Inc.†	2,347	52,174
Atrion Corp.	102	63,454
AxoGen, Inc.†	2,057	81,869
Cantel Medical Corp.	2,659	297,994
Cerus Corp.†	9,297	48,344
ConforMIS, Inc.†	4,067	5,267
Glaukos Corp.†	2,094	70,526
Globus Medical, Inc., Class A†	5,159	264,089
Haemonetics Corp.†	3,938	307,322
Inogen, Inc.†	1,262	177,412
Integer Holdings Corp.†	2,295	125,995
Intersect ENT, Inc.†	1,944	77,663
Invacare Corp.	2,380	43,316
K2M Group Holdings, Inc.†	3,014	57,567
LeMaitre Vascular, Inc.	1,111	34,941
Luminex Corp.	2,983	63,687
MiMedx Group, Inc.†	7,579	62,224
NanoString Technologies, Inc.†	1,506	14,307
Nevro Corp.†	2,049	183,099
Novocure, Ltd.†	4,281	116,871
NxStage Medical, Inc.†	4,748	126,392
Orthofix International NV†	1,272	77,617
OrthoPediatrics Corp.†	340	6,399
Penumbra, Inc.†	2,143	266,482
Pulse Biosciences, Inc.†	666	11,715
Restoration Robotics, Inc.†	267	1,140
Rockwell Medical, Inc.†	3,504	18,536
Sientra, Inc.†	1,060	13,971
Surmodics, Inc.†	943	35,221
Tactile Systems Technology, Inc.†	949	33,035
Viveve Medical, Inc.†	1,482	5,098
Wright Medical Group NV†	7,751	151,997

		2,926,314

Medical-Biomedical/Gene — 4.6%
Abeona Therapeutics, Inc.†	2,057	35,895
Acceleron Pharma, Inc.†	2,745	95,828

Achillion Pharmaceuticals, Inc.†	9,913	37,372
Acorda Therapeutics, Inc.†	3,168	73,181
Aduro Biotech, Inc.†	3,292	22,715
Advaxis, Inc.†	2,752	4,403
Agenus, Inc.†	5,561	19,074
Aileron Therapeutics, Inc.†	390	1,981
Alder Biopharmaceuticals, Inc.†	4,635	65,817
Allena Pharmaceuticals, Inc.†	394	5,646
AMAG Pharmaceuticals, Inc.†	2,565	52,711
Amicus Therapeutics, Inc.†	13,630	192,864
AnaptysBio, Inc.†	1,305	122,383
Anavex Life Sciences Corp.†	2,883	6,573
ANI Pharmaceuticals, Inc.†	587	34,838
Aratana Therapeutics, Inc.†	3,027	15,589
Ardelyx, Inc.†	2,442	11,722
Arena Pharmaceuticals, Inc.†	3,508	139,759
ARMO BioSciences, Inc.†	501	13,337
Arsanis, Inc.†	340	6,810
Assembly Biosciences, Inc.†	1,190	51,741
Asterias Biotherapeutics, Inc.†	2,163	2,704
Atara Biotherapeutics, Inc.†	2,406	97,082
Athersys, Inc.†	7,466	15,007
Audentes Therapeutics, Inc.†	1,467	54,807
Avexis, Inc.†	2,054	436,804
Axovant Sciences, Ltd.†	2,371	2,537
Bellicum Pharmaceuticals, Inc.†	1,987	13,293
BioCryst Pharmaceuticals, Inc.†	7,164	35,247
Biohaven Pharmaceutical Holding Co., Ltd.†	2,322	67,710
BioTime, Inc.†	6,333	13,679
Bluebird Bio, Inc.†	3,578	608,797
Blueprint Medicines Corp.†	3,110	238,599
Cambrex Corp.†	2,375	125,756
Celcuity, Inc.†	204	3,931
Celldex Therapeutics, Inc.†	9,618	7,117
ChemoCentryx, Inc.†	1,807	19,751
Clearside Biomedical, Inc.†	1,512	18,416
Corium International, Inc.†	1,488	14,701
Corvus Pharmaceuticals, Inc.†	616	5,914
Cue Biopharma, Inc.†	652	7,198
Curis, Inc.†	9,669	5,161
CytomX Therapeutics, Inc.†	2,124	55,861
Deciphera Pharmaceuticals, Inc.†	603	13,531
Denali Therapeutics, Inc.†	1,180	21,806
Dynavax Technologies Corp.†	4,450	75,427
Edge Therapeutics, Inc.†	1,452	1,597
Editas Medicine, Inc.†	2,712	85,157
Emergent BioSolutions, Inc.†	2,450	127,057
Enzo Biochem, Inc.†	3,218	19,308
Epizyme, Inc.†	3,582	46,029
Esperion Therapeutics, Inc.†	1,265	88,563
Exact Sciences Corp.†	8,601	430,136
Fate Therapeutics, Inc.†	3,530	35,653
FibroGen, Inc.†	5,096	231,613
Five Prime Therapeutics, Inc.†	2,405	40,284
Fortress Biotech, Inc.†	2,409	9,636
Genocea Biosciences, Inc.†	6,028	5,787
Geron Corp.†	10,870	40,436
Halozyme Therapeutics, Inc.†	8,726	165,183
Idera Pharmaceuticals, Inc.†	10,314	15,780
ImmunoGen, Inc.†	7,303	80,260
Immunomedics, Inc.†	7,474	136,102
Innoviva, Inc.†	5,483	79,503
Inovio Pharmaceuticals, Inc.†	5,956	26,147
Insmed, Inc.†	5,594	136,102
Intellia Therapeutics, Inc.†	1,219	24,404
Iovance Biotherapeutics, Inc.†	5,389	78,140
Karyopharm Therapeutics, Inc.†	2,598	33,982
Kura Oncology, Inc.†	1,573	23,831
Lexicon Pharmaceuticals, Inc.†	3,151	25,996
Ligand Pharmaceuticals, Inc.†	1,499	232,120
Loxo Oncology, Inc.†	1,671	210,396
MacroGenics, Inc.†	2,479	57,166
Matinas BioPharma Holdings, Inc.†	4,779	2,118
Medicines Co.†	5,097	153,369
Menlo Therapeutics, Inc.†	470	3,765
Merrimack Pharmaceuticals, Inc.	938	7,954
Myriad Genetics, Inc.†	4,774	135,056
NantKwest, Inc.†	2,160	8,424
NeoGenomics, Inc.†	4,140	39,661
NewLink Genetics Corp.†	2,123	9,681
Novavax, Inc.†	22,843	35,635
Novelion Therapeutics, Inc.†	1,106	4,745
Nymox Pharmaceutical Corp.†	2,309	9,444
Omeros Corp.†	3,326	47,728
Oncocyte Corp.†	281	604
Organovo Holdings, Inc.†	7,652	9,488
Otonomy, Inc.†	2,061	7,729
Ovid therapeutics, Inc.†	897	8,504
Pacific Biosciences of California, Inc.†	8,439	21,773
PDL BioPharma, Inc.†	11,148	32,552
Pieris Pharmaceuticals, Inc.†	2,928	18,651
Prothena Corp. PLC†	2,839	34,068
PTC Therapeutics, Inc.†	2,932	81,304
Puma Biotechnology, Inc.†	2,132	135,915
Radius Health, Inc.†	2,797	84,469
REGENXBIO, Inc.†	2,033	75,933
resTORbio, Inc.†	481	4,329
Retrophin, Inc.†	2,878	72,238
Rigel Pharmaceuticals, Inc.†	10,815	39,042
RTI Surgical, Inc.†	3,996	17,582
Sage Therapeutics, Inc.†	3,080	443,274
Sangamo Therapeutics, Inc.†	6,130	96,854
Selecta Biosciences, Inc.†	1,030	12,072
Seres Therapeutics, Inc.†	1,495	11,467
Sienna Biopharmaceuticals, Inc.†	1,104	21,175
Solid Biosciences, Inc.†	664	9,508
Spark Therapeutics, Inc.†	2,021	154,243
Spectrum Pharmaceuticals, Inc.†	6,353	101,140
Stemline Therapeutics, Inc.†	1,942	33,402
Strongbridge Biopharma PLC†	2,049	15,675
Syndax Pharmaceuticals, Inc.†	861	8,989
Theravance Biopharma, Inc.†	3,096	74,521
Tocagen, Inc.†	1,302	12,044
Ultragenyx Pharmaceutical, Inc.†	3,258	165,637
VBI Vaccines, Inc.†	2,526	7,906
Veracyte, Inc.†	1,732	10,496
Versartis, Inc.†	2,412	3,618

WaVe Life Sciences, Ltd.†	869	38,627
XBiotech, Inc.†	1,413	6,797
ZIOPHARM Oncology, Inc.†	9,606	40,537

		7,827,186

Medical-Drugs — 1.8%
Achaogen, Inc.†	2,498	35,746
Aclaris Therapeutics, Inc.†	1,700	30,175
Adamas Pharmaceuticals, Inc.†	1,257	37,949
Aerie Pharmaceuticals, Inc.†	2,488	127,386
Aimmune Therapeutics, Inc.†	2,599	80,673
Akcea Therapeutics, Inc.†	1,097	28,643
Apellis Pharmaceuticals, Inc.†	809	19,505
Array BioPharma, Inc.†	14,556	197,379
Athenex, Inc.†	559	8,950
BioSpecifics Technologies Corp.†	413	17,519
Catalyst Pharmaceuticals, Inc.†	6,398	17,914
Chimerix, Inc.†	3,442	15,764
Clovis Oncology, Inc.†	3,213	139,380
Coherus Biosciences, Inc.†	2,896	35,042
Collegium Pharmaceutical, Inc.†	1,832	43,327
Conatus Pharmaceuticals, Inc.†	1,922	6,554
Corbus Pharmaceuticals Holdings, Inc.†	3,591	21,366
Corcept Therapeutics, Inc.†	6,664	111,155
Cytokinetics, Inc.†	3,037	25,207
Durect Corp.†	10,489	21,293
Eagle Pharmaceuticals, Inc.†	588	30,582
Enanta Pharmaceuticals, Inc.†	1,135	105,612
Global Blood Therapeutics, Inc.†	2,848	125,739
Horizon Pharma PLC†	11,939	158,072
Immune Design Corp.†	2,343	8,669
Insys Therapeutics, Inc.†	1,785	12,513
Intra-Cellular Therapies, Inc.†	3,103	54,054
Ironwood Pharmaceuticals, Inc.†	9,847	178,428
Jounce Therapeutics, Inc.†	1,058	21,784
Kala Pharmaceuticals, Inc.†	1,043	15,666
Keryx Biopharmaceuticals, Inc.†	6,548	29,008
Lannett Co., Inc.†	2,082	32,479
Madrigal Pharmaceuticals, Inc.†	346	39,153
MediciNova, Inc.†	2,835	31,950
Melinta Therapeutics, Inc.†	1,106	7,521
Minerva Neurosciences, Inc.†	1,938	12,694
Miragen Therapeutics, Inc.†	1,246	8,548
MyoKardia, Inc.†	1,435	70,889
Neos Therapeutics, Inc.†	1,809	15,015
Ocular Therapeutix, Inc.†	2,108	13,259
Odonate Therapeutics, Inc.†	494	10,414
Optinose, Inc.†	397	8,496
Pacira Pharmaceuticals, Inc.†	2,907	96,222
Paratek Pharmaceuticals, Inc.†	1,950	20,865
PRA Health Sciences, Inc.†	3,625	297,866
Prestige Brands Holdings, Inc.†	3,899	114,787
Progenics Pharmaceuticals, Inc.†	5,172	33,670
Protagonist Therapeutics, Inc.†	833	7,197
Ra Pharmaceuticals, Inc.†	1,182	7,175
Reata Pharmaceuticals, Inc., Class A†	827	21,866
Rhythm Pharmaceuticals, Inc.†	602	14,273
scPharmaceuticals, Inc.†	539	5,374
Spero Therapeutics, Inc.†	441	5,340
Supernus Pharmaceuticals, Inc.†	3,532	165,651
Synergy Pharmaceuticals, Inc.†	18,182	28,364
Syros Pharmaceuticals, Inc.†	1,130	13,786
Tetraphase Pharmaceuticals, Inc.†	3,762	12,114
TG Therapeutics, Inc.†	3,754	53,870
TherapeuticsMD, Inc.†	12,112	66,616
Trevena, Inc.†	4,280	7,961
Vanda Pharmaceuticals, Inc.†	3,220	44,919
Voyager Therapeutics, Inc.†	1,247	22,645
vTv Therapeutics, Inc., Class A†	519	929
Zogenix, Inc.†	2,503	98,368
Zynerba Pharmaceuticals, Inc.†	853	8,760

		3,160,090

Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	2,653	50,646
Dova Pharmaceuticals, Inc.†	457	13,166
Impax Laboratories, Inc.†	5,368	100,918
Momenta Pharmaceuticals, Inc.†	5,528	114,983
Teligent, Inc.†	3,007	9,021

		288,734

Medical-HMO — 0.3%
Magellan Health, Inc.†	1,762	147,743
Molina Healthcare, Inc.†	3,371	280,636
Tivity Health, Inc.†	2,700	97,065
Triple-S Management Corp., Class B†	1,671	47,373

		572,817

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	6,958	26,301
Select Medical Holdings Corp.†	7,854	141,765
Surgery Partners, Inc.†	1,380	22,080
Tenet Healthcare Corp.†	5,946	142,347

		332,493

Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	3,576	99,663
Genesis Healthcare, Inc.†	3,319	5,045
Kindred Healthcare, Inc.†	6,230	55,447
National HealthCare Corp.	821	50,311

		210,466

Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	547	28,717
Amedisys, Inc.†	2,084	137,732
Chemed Corp.	1,151	354,761
Civitas Solutions, Inc.†	1,175	16,744
LHC Group, Inc.†	2,005	149,212
Providence Service Corp.†	827	62,753

		749,919

Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	4,445	72,231

Metal Processors & Fabrication — 0.5%
Ampco-Pittsburgh Corp.	636	6,265
CIRCOR International, Inc.	1,208	51,183
DMC Global, Inc.	1,032	39,938
Global Brass & Copper Holdings, Inc.	1,586	47,580
Haynes International, Inc.	907	37,922
LB Foster Co., Class A†	609	14,342
Mueller Industries, Inc.	4,166	113,232

Park-Ohio Holdings Corp.	645	24,445
RBC Bearings, Inc.†	1,711	199,126
Rexnord Corp.†	7,615	209,489
Sun Hydraulics Corp.	2,011	97,674

		841,196

Metal Products-Distribution — 0.1%
Lawson Products, Inc.†	471	10,904
Olympic Steel, Inc.	672	15,758
Worthington Industries, Inc.	3,185	141,828

		168,490

Metal Products-Fasteners — 0.1%
Eastern Co.	408	11,587
TriMas Corp.†	3,329	90,216

		101,803

Metal-Aluminum — 0.1%
Century Aluminum Co.†	3,646	63,696
Kaiser Aluminum Corp.	1,212	119,430

		183,126

Metal-Diversified — 0.0%
Ardmore Shipping Corp.†	2,359	18,872

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.†	21,796	161,726

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	531	20,151
FreightCar America, Inc.	887	12,365
Hillenbrand, Inc.	4,632	214,693
John Bean Technologies Corp.	2,297	247,502

		494,711

Motion Pictures & Services — 0.1%
Eros International PLC†	2,245	24,021
IMAX Corp.†	4,100	95,120

		119,141

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	2,705	35,841

Multimedia — 0.1%
E.W. Scripps Co., Class A	4,230	47,080
Entravision Communications Corp., Class A	4,843	22,520
Liberty Media Corp.-Liberty Braves, Series A†	728	15,994
Liberty Media Corp.-Liberty Braves, Series C†	2,509	55,298

		140,892

Networking Products — 0.2%
A10 Networks, Inc.†	3,659	22,320
Calix, Inc.†	3,173	21,101
Extreme Networks, Inc.†	8,353	89,377
Infinera Corp.†	10,788	126,435
NeoPhotonics Corp.†	2,411	12,393
NETGEAR, Inc.†	2,288	126,526

		398,152

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	664	18,054

Non-Ferrous Metals — 0.1%
Materion Corp.	1,457	73,943
Uranium Energy Corp.†	9,980	15,070

		89,013

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	3,696	81,460
Casella Waste Systems, Inc., Class A†	2,861	70,123
Covanta Holding Corp.	8,573	127,738

		279,321

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	1,207	5,975

Office Furnishings-Original — 0.3%
CompX International, Inc.	121	1,664
Herman Miller, Inc.	4,365	134,005
HNI Corp.	3,169	105,813
Interface, Inc.	4,367	96,074
Kimball International, Inc., Class B	2,666	44,042
Knoll, Inc.	3,537	67,451
Steelcase, Inc., Class A	6,167	81,713

		530,762

Office Supplies & Forms — 0.1%
ACCO Brands Corp.	7,694	92,713

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.†	4,731	87,003
Ensco PLC, Class A	31,271	176,681
Noble Corp. PLC†	17,861	83,411
Parker Drilling Co.†	9,821	6,191
Rowan Cos. PLC, Class A†	8,532	123,202

		476,488

Oil Companies-Exploration & Production — 1.3%
Abraxas Petroleum Corp.†	11,217	32,081
Approach Resources, Inc.†	3,146	8,746
Bonanza Creek Energy, Inc.†	1,486	45,070
California Resources Corp.†	3,118	79,353
Callon Petroleum Co.†	14,744	205,089
Carrizo Oil & Gas, Inc.†	5,658	113,556
Contango Oil & Gas Co.†	1,726	6,438
Denbury Resources, Inc.†	29,077	95,663
Earthstone Energy, Inc., Class A†	1,347	13,780
Eclipse Resources Corp.†	6,390	8,499
Energy XXI Gulf Coast, Inc.†	2,163	12,502
EP Energy Corp., Class A†	2,815	5,180
Evolution Petroleum Corp.	1,851	17,214
Gastar Exploration, Inc.†	13,189	8,968
Halcon Resources Corp.†	10,058	54,011
HighPoint Resources Corp.†	7,267	50,215
Isramco, Inc.†	54	5,705
Jagged Peak Energy, Inc.†	4,193	60,086
Jones Energy, Inc., Class A†	3,704	2,441
Lilis Energy, Inc.†	3,128	12,919
Matador Resources Co.†	7,109	232,749
Midstates Petroleum Co., Inc.†	818	11,444
Oasis Petroleum, Inc.†	19,532	215,438
Panhandle Oil and Gas, Inc., Class A	1,148	22,329

PDC Energy, Inc.†	4,835	258,866
Penn Virginia Corp.†	1,043	48,416
Resolute Energy Corp.†	1,587	52,990
Ring Energy, Inc.†	3,654	61,095
Rosehill Resources, Inc.†	184	1,457
Sanchez Energy Corp.†	5,302	16,277
SandRidge Energy, Inc.†	2,554	37,135
SilverBow Resources, Inc.†	510	15,631
SRC Energy, Inc.†	17,657	194,933
Stone Energy Corp.†	1,427	50,801
Ultra Petroleum Corp.†	14,271	34,536
Unit Corp.†	3,787	85,889
W&T Offshore, Inc.†	6,858	41,834
WildHorse Resource Development Corp.†	3,558	93,042

		2,312,378

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	2,771	114,858
Exterran Corp.†	2,348	68,773
Flotek Industries, Inc.†	4,046	14,444
Forum Energy Technologies, Inc.†	5,895	74,277
Gulf Island Fabrication, Inc.	999	9,990
Natural Gas Services Group, Inc.†	907	21,859
Thermon Group Holdings, Inc.†	2,357	53,716

		357,917

Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	159	7,282
CVR Energy, Inc.	1,155	39,848
Delek US Holdings, Inc.	5,851	277,162
Par Pacific Holdings, Inc.†	2,324	39,206
Trecora Resources†	1,437	18,609

		382,107

Oil-Field Services — 0.9%
Archrock, Inc.	8,154	88,063
Basic Energy Services, Inc.†	1,273	20,597
Bristow Group, Inc.	2,367	37,990
C&J Energy Services, Inc.†	3,675	109,735
CARBO Ceramics, Inc.†	1,679	14,842
Era Group, Inc.†	1,440	15,192
Frank’s International NV	3,644	25,472
FTS International, Inc.†	1,657	33,090
Helix Energy Solutions Group, Inc.†	10,286	79,408
Independence Contract Drilling, Inc.†	2,506	11,503
Keane Group, Inc.†	3,901	60,661
Key Energy Services, Inc.†	754	12,087
Liberty Oilfield Services, Inc., Class A†	1,082	21,575
Mammoth Energy Services, Inc.†	588	19,098
Matrix Service Co.†	1,920	29,568
McDermott International, Inc.†	20,714	136,712
MRC Global, Inc.†	6,536	122,419
NCS Multistage Holdings, Inc.†	776	14,139
Newpark Resources, Inc.†	6,157	64,649
Nine Energy Service, Inc.†	595	18,171
NOW, Inc.†	7,826	94,929
Oil States International, Inc.†	3,716	133,590
PHI, Inc.†	853	10,688
Pioneer Energy Services Corp.†	5,569	19,213
ProPetro Holding Corp.†	4,171	76,329
Quintana Energy Services, Inc.†	448	3,468
Ranger Energy Services, Inc.†	433	3,572
SEACOR Holdings, Inc.†	1,203	65,973
Select Energy Services, Inc., Class A†	1,958	29,468
Solaris Oilfield Infrastructure, Inc., Class A†	1,351	25,399
Superior Energy Services, Inc.†	11,137	119,500
TETRA Technologies, Inc.†	8,373	32,906

		1,550,006

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	754	21,753

Optical Supplies — 0.0%
STAAR Surgical Co.†	2,990	48,588

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,184	28,001
Neenah, Inc.	1,217	94,926
Orchids Paper Products Co.†	667	4,075
P.H. Glatfelter Co.	3,176	66,347
Schweitzer-Mauduit International, Inc.	2,227	86,920
Verso Corp., Class A†	2,514	45,403

		325,672

Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	1,445	61,124

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	4,251	365,586
Masimo Corp.†	3,280	294,314

		659,900

Pharmacy Services — 0.1%
BioScrip, Inc.†	8,493	22,337
Diplomat Pharmacy, Inc.†	3,551	77,376

		99,713

Physical Therapy/Rehabilitation Centers — 0.3%
AAC Holdings, Inc.†	838	9,495
Encompass Health Corp.	7,203	438,086
U.S. Physical Therapy, Inc.	885	80,756

		528,337

Pipelines — 0.1%
SemGroup Corp., Class A	4,857	122,154
Tellurian, Inc.†	4,483	42,678

		164,832

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.	1,446	15,935
CECO Environmental Corp.	2,183	10,260
Hudson Technologies, Inc.†	2,714	11,887

		38,082

Poultry — 0.1%
Sanderson Farms, Inc.	1,474	163,850

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	2,905	172,993
Energous Corp.†	1,376	24,713
Generac Holdings, Inc.†	4,452	200,385
Powell Industries, Inc.	644	19,352
SPX Corp.†	3,114	98,527
SunPower Corp.†	4,370	37,276
Vicor Corp.†	1,225	43,916

		597,162

Precious Metals — 0.1%
Coeur Mining, Inc.†	13,553	102,596
Hecla Mining Co.	28,828	110,411

		213,007

Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	2,924	6,433
Cimpress NV†	1,799	258,714
Deluxe Corp.	3,509	240,507
Ennis, Inc.	1,830	32,757
LSC Communications, Inc.	2,510	43,875
Quad/Graphics, Inc.	2,295	56,709
RR Donnelley & Sons Co.	5,131	43,357

		682,352

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	8,853	167,764

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	7,564	51,435
Scholastic Corp.	2,070	85,698

		137,133

Publishing-Newspapers — 0.2%
Daily Journal Corp.†	81	18,351
Gannett Co., Inc.	8,223	79,516
New York Times Co., Class A	9,184	215,365
tronc, Inc.†	1,465	26,897

		340,129

Publishing-Periodicals — 0.1%
Meredith Corp.	2,895	149,961
Value Line, Inc.	80	1,558

		151,519

Quarrying — 0.1%
Compass Minerals International, Inc.	2,479	166,837

Racetracks — 0.3%
Churchill Downs, Inc.	985	270,481
Empire Resorts, Inc.†	249	4,744
International Speedway Corp., Class A	1,768	72,665
Penn National Gaming, Inc.†	6,198	187,861
Speedway Motorsports, Inc.	851	15,020

		550,771

Radio — 0.1%
Beasley Broadcast Group, Inc., Class A	357	4,052
Entercom Communications Corp., Class A	9,274	94,131
Saga Communications, Inc., Class A	276	10,240
Salem Media Group, Inc.	849	2,674
Townsquare Media, Inc., Class A	643	4,900

		115,997

Real Estate Investment Trusts — 5.9%
Acadia Realty Trust	6,067	143,181
AG Mtg. Investment Trust, Inc.	2,050	36,244
Agree Realty Corp.	2,071	101,230
Alexander & Baldwin, Inc.	4,986	114,179
Alexander’s, Inc.	156	61,363
American Assets Trust, Inc.	2,954	99,166
Americold Realty Trust	3,849	79,328
Anworth Mtg. Asset Corp.	7,113	33,644
Apollo Commercial Real Estate Finance, Inc.	7,864	141,709
Ares Commercial Real Estate Corp.	1,959	23,959
Armada Hoffler Properties, Inc.	3,270	44,374
ARMOUR Residential REIT, Inc.	3,045	68,908
Ashford Hospitality Trust, Inc.	5,623	38,686
Bluerock Residential Growth REIT, Inc.	1,679	15,094
Braemar Hotels & Resorts, Inc.	1,939	20,166
Capstead Mtg. Corp.	6,977	61,398
CareTrust REIT, Inc.	5,515	72,853
CatchMark Timber Trust, Inc., Class A	3,168	41,311
CBL & Associates Properties, Inc.	12,331	51,544
Cedar Realty Trust, Inc.	6,449	25,087
Chatham Lodging Trust	3,267	62,236
Cherry Hill Mtg. Investment Corp.	858	15,118
Chesapeake Lodging Trust	4,327	127,820
City Office REIT, Inc.	2,573	29,281
Clipper Realty, Inc.	1,152	9,435
CorEnergy Infrastructure Trust, Inc.	870	33,530
Cousins Properties, Inc.	30,584	271,892
CYS Investments, Inc.	11,319	81,157
DiamondRock Hospitality Co.	14,630	161,661
Dynex Capital, Inc.	3,817	25,116
Easterly Government Properties, Inc.	3,085	63,582
EastGroup Properties, Inc.	2,489	223,462
Education Realty Trust, Inc.	5,566	183,177
Ellington Residential Mortgage REIT	668	7,595
First Industrial Realty Trust, Inc.	8,703	270,750
Four Corners Property Trust, Inc.	4,512	102,242
Franklin Street Properties Corp.	7,645	59,478
Front Yard Residential Corp.	3,629	35,637
GEO Group, Inc.	8,955	201,487
Getty Realty Corp.	2,263	56,688
Gladstone Commercial Corp.	2,053	35,599
Global Medical REIT, Inc.	1,329	10,353
Global Net Lease, Inc.	4,958	92,268
Government Properties Income Trust	7,129	89,041
Gramercy Property Trust	11,708	275,138
Great Ajax Corp.	1,147	15,416
Healthcare Realty Trust, Inc.	8,975	249,774
Hersha Hospitality Trust	2,838	53,298
Independence Realty Trust, Inc.	6,134	57,660
Industrial Logistics Properties Trust	1,478	30,329
InfraREIT, Inc.	3,105	66,168
Invesco Mtg. Capital, Inc.	8,224	133,476
Investors Real Estate Trust	8,819	47,005

iStar, Inc.†	4,816	48,834
Jernigan Capital, Inc.	964	18,509
Kite Realty Group Trust	6,057	89,159
KKR Real Estate Finance Trust, Inc.	1,132	22,312
LaSalle Hotel Properties	8,326	246,200
Lexington Realty Trust	15,845	127,394
LTC Properties, Inc.	2,878	104,040
Mack-Cali Realty Corp.	6,623	113,717
MedEquities Realty Trust, Inc.	2,096	21,358
Monmouth Real Estate Investment Corp.	5,433	84,918
MTGE Investment Corp.	3,347	60,748
National Health Investors, Inc.	2,945	201,055
National Storage Affiliates Trust	3,682	96,910
New Senior Investment Group, Inc.	6,004	51,754
New York Mortgage Trust, Inc.	8,151	49,395
NexPoint Residential Trust, Inc.	1,271	34,050
NorthStar Realty Europe Corp.	3,982	57,739
One Liberty Properties, Inc.	1,071	25,447
Orchid Island Capital, Inc.	3,710	25,970
Owens Realty Mortgage, Inc.	716	11,105
Pebblebrook Hotel Trust	5,037	176,245
Pennsylvania Real Estate Investment Trust	5,007	48,468
PennyMac Mtg. Investment Trust	4,437	78,047
Physicians Realty Trust	13,170	196,760
PotlatchDeltic Corp.	4,402	228,244
Preferred Apartment Communities, Inc., Class A	2,804	41,247
PS Business Parks, Inc.	1,446	166,695
QTS Realty Trust, Inc., Class A	3,607	127,652
Quality Care Properties, Inc.†	6,915	151,923
RAIT Financial Trust	6,715	1,217
Ramco-Gershenson Properties Trust	5,749	68,701
Redwood Trust, Inc.	5,603	85,950
Resource Capital Corp.	2,207	21,540
Retail Opportunity Investments Corp.	7,921	136,241
Rexford Industrial Realty, Inc.	5,655	172,760
RLJ Lodging Trust	12,410	257,756
Ryman Hospitality Properties, Inc.	3,234	253,481
Sabra Health Care REIT, Inc.	12,977	237,609
Saul Centers, Inc.	830	39,715
Select Income REIT	4,632	87,823
Seritage Growth Properties, Class A	1,869	66,480
STAG Industrial, Inc.	6,930	170,270
Summit Hotel Properties, Inc.	7,583	109,802
Sunstone Hotel Investors, Inc.	16,507	257,509
Sutherland Asset Management Corp.	1,286	18,518
Terreno Realty Corp.	3,976	147,708
Tier REIT, Inc.	3,488	66,307
UMH Properties, Inc.	2,274	30,767
Universal Health Realty Income Trust	927	55,555
Urban Edge Properties	7,563	155,571
Urstadt Biddle Properties, Inc., Class A	2,160	42,919
Washington Prime Group, Inc.	13,643	88,270
Washington Real Estate Investment Trust	5,771	165,743
Western Asset Mtg. Capital Corp.	2,988	29,731
Whitestone REIT	2,724	29,555
Xenia Hotels & Resorts, Inc.	7,873	162,105

		10,115,791

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.	2,323	17,701
Griffin Industrial Realty, Inc.	51	1,892
HFF, Inc., Class A	2,687	94,421
Marcus & Millichap, Inc.†	1,172	40,036
Newmark Group, Inc., Class A†	1,699	25,655
RE/MAX Holdings, Inc., Class A	1,303	70,557
Redfin Corp.†	4,259	91,143
Safety Income and Growth, Inc.	757	13,588

		354,993

Real Estate Operations & Development — 0.1%
Community Healthcare Trust, Inc.	1,258	32,079
Consolidated-Tomoka Land Co.	284	17,472
Forestar Group, Inc.†	768	16,742
FRP Holdings, Inc.†	479	27,543
Maui Land & Pineapple Co., Inc.†	491	5,229
RMR Group, Inc., Class A	514	38,242
St. Joe Co.†	3,245	55,976
Stratus Properties, Inc.†	432	13,500
Transcontinental Realty Investors, Inc.†	123	5,392
Trinity Place Holdings, Inc.†	1,327	8,692

		220,867

Recreational Centers — 0.1%
Planet Fitness, Inc., Class A†	6,328	254,955

Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A	2,322	66,479
LCI Industries	1,773	168,967
Malibu Boats, Inc., Class A†	1,506	50,752
MCBC Holdings, Inc.†	1,345	32,280

		318,478

Recycling — 0.0%
Aqua Metals, Inc.†	1,664	5,208

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	4,636	193,646
Avis Budget Group, Inc.†	5,295	261,626
CAI International, Inc.†	1,197	26,909
Herc Holdings, Inc.†	1,771	93,243
Hertz Global Holdings, Inc.†	4,002	87,644
McGrath RentCorp	1,713	100,947
Rent-A-Center, Inc.	3,132	31,664
Textainer Group Holdings, Ltd.†	1,984	34,125

		829,804

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	1,565	191,885
SeaWorld Entertainment, Inc.†	5,005	75,525

		267,410

Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	4,997	128,023
American Eagle Outfitters, Inc.	11,868	245,430
Ascena Retail Group, Inc.†	12,619	28,014
Boot Barn Holdings, Inc.†	1,436	28,103
Buckle, Inc.	2,104	48,497
Caleres, Inc.	3,078	100,743

Cato Corp., Class A	1,665	26,990
Chico’s FAS, Inc.	9,285	92,200
Children’s Place, Inc.	1,262	160,968
DSW, Inc., Class A	4,805	107,151
Duluth Holdings, Inc., Class B†	702	12,180
Express, Inc.†	5,642	44,233
Finish Line, Inc., Class A	2,908	39,462
Francesca’s Holdings Corp.†	2,661	13,172
Genesco, Inc.†	1,423	60,833
Guess?, Inc.	4,383	102,080
J. Jill, Inc.†	1,048	5,355
Shoe Carnival, Inc.	841	20,495
Tailored Brands, Inc.	3,592	113,328
Tilly’s, Inc., Class A	960	10,762
Vera Bradley, Inc.†	1,437	16,353
Winmark Corp.	158	20,587

		1,424,959

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,376	35,088

Retail-Automobile — 0.3%
America’s Car-Mart, Inc.†	504	26,863
Asbury Automotive Group, Inc.†	1,357	90,987
Group 1 Automotive, Inc.	1,452	94,888
Lithia Motors, Inc., Class A	1,722	165,071
Rush Enterprises, Inc., Class A†	2,227	90,928
Rush Enterprises, Inc., Class B†	373	14,514
Sonic Automotive, Inc., Class A	1,845	36,531

		519,782

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,824	20,305
Barnes & Noble, Inc.	4,350	24,142

		44,447

Retail-Building Products — 0.3%
At Home Group, Inc.†	797	28,046
Beacon Roofing Supply, Inc.†	4,987	244,114
BMC Stock Holdings, Inc.†	4,788	82,593
Foundation Building Materials, Inc.†	1,086	15,258
GMS, Inc.†	2,379	74,130
Lumber Liquidators Holdings, Inc.†	2,058	49,536
Tile Shop Holdings, Inc.	2,941	20,146

		513,823

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	846	22,580
PCM, Inc.†	690	8,935

		31,515

Retail-Discount — 0.2%
Big Lots, Inc.	3,117	132,317
Citi Trends, Inc.	973	29,803
Fred’s, Inc., Class A	2,630	6,299
Ollie’s Bargain Outlet Holdings, Inc.†	3,482	216,580

		384,999

Retail-Hair Salons — 0.0%
Regis Corp.†	2,599	40,596

Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	744	21,613
Haverty Furniture Cos., Inc.	1,374	24,938
Kirkland’s, Inc.†	1,120	11,861
La-Z-Boy, Inc.	3,424	98,611
Pier 1 Imports, Inc.	5,851	13,048
RH†	1,470	140,312

		310,383

Retail-Jewelry — 0.0%
Movado Group, Inc.	1,110	43,790

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,549	33,459
Party City Holdco, Inc.†	2,559	40,304

		73,763

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	22,689	66,025
Sears Holdings Corp.†	869	2,598

		68,623

Retail-Misc./Diversified — 0.3%
Container Store Group, Inc.†	1,171	7,295
Five Below, Inc.†	3,952	279,051
Gaia, Inc.†	641	9,711
PriceSmart, Inc.	1,616	141,562

		437,619

Retail-Office Supplies — 0.0%
Office Depot, Inc.	37,462	85,788

Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	3,651	50,019
FirstCash, Inc.	3,391	293,999

		344,018

Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	1,817	35,977
PetIQ, Inc.†	570	12,739
PetMed Express, Inc.	1,444	48,316

		97,032

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	995	74,177

Retail-Restaurants — 1.4%
Biglari Holdings, Inc.†	74	25,327
BJ’s Restaurants, Inc.	1,473	82,267
Bloomin’ Brands, Inc.	6,626	156,771
Bojangles’, Inc.†	1,282	18,909
Brinker International, Inc.	3,405	148,424
Carrols Restaurant Group, Inc.†	2,523	25,987
Cheesecake Factory, Inc.	3,134	162,811
Chuy’s Holdings, Inc.†	1,213	34,692
Cracker Barrel Old Country Store, Inc.	1,406	231,414
Dave & Buster’s Entertainment, Inc.†	2,979	126,578

Del Frisco’s Restaurant Group, Inc.†	1,546	24,581
Del Taco Restaurants, Inc.†	2,412	26,918
Denny’s Corp.†	4,682	81,982
Dine Brands Global, Inc.	1,259	99,889
El Pollo Loco Holdings, Inc.†	1,487	14,870
Fiesta Restaurant Group, Inc.†	1,887	39,627
Habit Restaurants, Inc., Class A†	1,477	14,918
J Alexander’s Holdings, Inc.†	942	11,257
Jack in the Box, Inc.	2,153	193,124
Nathan’s Famous, Inc.	208	17,046
Noodles & Co.†	856	6,206
Papa John’s International, Inc.	1,900	117,800
Potbelly Corp.†	1,673	19,992
Red Robin Gourmet Burgers, Inc.†	942	58,734
Ruth’s Hospitality Group, Inc.	2,139	57,432
Shake Shack, Inc., Class A†	1,632	77,699
Sonic Corp.	2,724	70,579
Texas Roadhouse, Inc.	4,896	313,736
Wingstop, Inc.	2,125	103,827
Zoe’s Kitchen, Inc.†	1,396	20,591

		2,383,988

Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,487	12,491
Hibbett Sports, Inc.†	1,399	38,053
Sportsman’s Warehouse Holdings, Inc.†	2,646	13,203
Zumiez, Inc.†	1,348	31,543

		95,290

Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	995	9,055

Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	2,228	74,148

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	4,960	17,608
Vitamin Shoppe, Inc.†	1,561	7,727

		25,335

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	1,796	21,103

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	3,763	92,005

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	1,710	39,843
Proto Labs, Inc.†	1,814	216,138
Trinseo SA	3,247	236,869

		492,850

Satellite Telecom — 0.1%
Globalstar, Inc.†	41,623	25,457
Intelsat SA†	2,653	25,920
Iridium Communications, Inc.†	6,129	72,935
Loral Space & Communications, Inc.†	940	36,519

		160,831

Savings & Loans/Thrifts — 1.7%
Banc of California, Inc.	3,179	61,037
BankFinancial Corp.	1,031	17,455
Beneficial Bancorp, Inc.	4,971	78,790
Berkshire Hills Bancorp, Inc.	2,922	110,890
BofI Holding, Inc.†	4,324	174,171
Brookline Bancorp, Inc.	5,491	91,151
BSB Bancorp, Inc.†	611	19,705
Capitol Federal Financial, Inc.	9,397	117,181
Charter Financial Corp.	900	20,934
Community Bankers Trust Corp.†	1,569	13,650
Dime Community Bancshares, Inc.	2,316	45,741
Entegra Financial Corp.†	490	14,234
ESSA Bancorp, Inc.	649	9,488
First Defiance Financial Corp.	726	43,313
First Financial Northwest, Inc.	592	10,005
Flagstar Bancorp, Inc.†	1,558	53,829
Flushing Financial Corp.	2,031	52,623
Greene County Bancorp, Inc.	223	7,727
Hingham Institution for Savings	95	19,380
Home Bancorp, Inc.	480	20,808
HomeTrust Bancshares, Inc.†	1,220	31,842
Investors Bancorp, Inc.	18,710	250,153
Malvern Bancorp, Inc.†	470	11,962
Meridian Bancorp, Inc.	3,502	66,188
Meta Financial Group, Inc.	679	75,471
MutualFirst Financial, Inc.	448	16,464
Northfield Bancorp, Inc.	3,148	49,864
Northwest Bancshares, Inc.	6,923	114,922
OceanFirst Financial Corp.	2,924	78,890
Oconee Federal Financial Corp.	91	2,614
Oritani Financial Corp.	2,893	44,263
Pacific Premier Bancorp, Inc.†	2,866	113,923
Provident Financial Holdings, Inc.	402	7,377
Provident Financial Services, Inc.	4,511	117,827
Prudential Bancorp, Inc.	594	10,852
Riverview Bancorp, Inc.	1,564	14,686
SI Financial Group, Inc.	821	11,740
Southern Missouri Bancorp, Inc.	496	17,310
Sterling Bancorp	15,596	370,405
Territorial Bancorp, Inc.	564	17,168
Timberland Bancorp, Inc.	455	14,856
United Community Financial Corp.	3,582	36,286
United Financial Bancorp, Inc.	3,700	61,161
Washington Federal, Inc.	6,289	199,676
Waterstone Financial, Inc.	1,868	32,036
WSFS Financial Corp.	2,210	110,721

		2,860,769

Schools — 0.6%
Adtalem Global Education, Inc.†	4,408	209,821
American Public Education, Inc.†	1,156	46,587
Bridgepoint Education, Inc.†	1,919	11,207
Cambium Learning Group, Inc.†	1,011	10,251
Capella Education Co.	841	77,162
Career Education Corp.†	4,947	64,163
Grand Canyon Education, Inc.†	3,431	356,790
K12, Inc.†	2,814	43,054
Laureate Education, Inc., Class A†	4,045	57,115

Strayer Education, Inc.	776	81,534

		957,684

Security Services — 0.2%
Alarm.com Holdings, Inc.†	1,512	61,055
Ascent Capital Group, Inc., Class A†	805	2,785
Brink’s Co.	3,354	247,525

		311,365

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	958	10,097

Semiconductor Components-Integrated Circuits — 0.4%
Aquantia Corp.†	522	6,165
Cirrus Logic, Inc.†	4,655	169,768
Integrated Device Technology, Inc.†	9,801	272,762
MaxLinear, Inc.†	4,502	100,530
Power Integrations, Inc.	2,098	142,244
Sigma Designs, Inc.†	2,787	17,558

		709,027

Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	2,241	49,302
Brooks Automation, Inc.	5,087	126,564
Cabot Microelectronics Corp.	1,846	187,277
Cohu, Inc.	2,034	43,528
Entegris, Inc.	10,392	334,622
FormFactor, Inc.†	5,265	60,416
MKS Instruments, Inc.	3,943	403,763
Nanometrics, Inc.†	1,783	44,254
Photronics, Inc.†	4,889	37,401
Rudolph Technologies, Inc.†	2,284	57,899
Ultra Clean Holdings, Inc.†	2,765	48,415
Veeco Instruments, Inc.†	3,451	53,318
Xcerra Corp.†	3,959	47,825

		1,494,584

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	2,636	66,427
Atkore International Group, Inc.†	2,424	43,074
Mueller Water Products, Inc., Class A	11,273	110,363
Northwest Pipe Co.†	697	13,752
Omega Flex, Inc.	213	13,909
TimkenSteel Corp.†	2,899	48,674

		296,199

Steel-Producers — 0.3%
AK Steel Holding Corp.†	23,072	105,900
Carpenter Technology Corp.	3,392	180,658
Commercial Metals Co.	8,456	177,661
Ryerson Holding Corp.†	1,170	11,759
Schnitzer Steel Industries, Inc., Class A	1,934	56,956
Shiloh Industries, Inc.†	1,058	8,792

		541,726

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	9,192	244,231

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	3,215	135,030
Wesco Aircraft Holdings, Inc.†	4,077	41,178

		176,208

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,218	60,086

Telecom Equipment-Fiber Optics — 0.4%
Acacia Communications, Inc.†	1,377	38,763
Ciena Corp.†	10,492	270,169
Clearfield, Inc.†	841	10,260
Finisar Corp.†	8,339	129,922
Harmonic, Inc.†	5,879	21,458
KVH Industries, Inc.†	1,139	12,073
Oclaro, Inc.†	12,269	97,171
Viavi Solutions, Inc.†	16,743	158,221

		738,037

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	4,781	54,025
GTT Communications, Inc.†	2,265	108,833
Hawaiian Telcom Holdco, Inc.†	437	11,904
HC2 Holdings, Inc.†	3,041	15,509
Ooma, Inc.†	1,286	13,696
ORBCOMM, Inc.†	4,966	44,793
RigNet, Inc.†	975	14,723
Spok Holdings, Inc.	1,452	21,635
Vonage Holdings Corp.†	15,049	168,248

		453,366

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	3,553	52,051
Casa Systems, Inc.†	510	11,929
Comtech Telecommunications Corp.	1,679	51,361
Plantronics, Inc.	2,409	156,946
Preformed Line Products Co.	223	14,997

		287,284

Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	3,071	46,526
Frontier Communications Corp.	5,753	47,750
IDT Corp., Class B	1,272	6,894
Shenandoah Telecommunications Co.	3,398	128,274
Windstream Holdings, Inc.	13,385	20,747

		250,191

Television — 0.3%
Central European Media Enterprises, Ltd., Class A†	6,028	25,619
Gray Television, Inc.†	5,880	66,444
Nexstar Media Group, Inc., Class A	3,207	199,636
Sinclair Broadcast Group, Inc., Class A	5,220	147,987

		439,686

Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	937	24,315
Unifi, Inc.†	1,126	33,341

		57,656

Textile-Products — 0.0%
Culp, Inc.	801	23,670

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	3,897	68,003
National CineMedia, Inc.	4,526	25,889
Reading International, Inc., Class A†	1,214	18,610

		112,502

Therapeutics — 0.5%
Akebia Therapeutics, Inc.†	3,273	30,144
Anika Therapeutics, Inc.†	1,051	46,255
Calithera Biosciences, Inc.†	2,239	13,770
Cara Therapeutics, Inc.†	1,954	24,191
Concert Pharmaceuticals, Inc.†	1,310	23,908
Flexion Therapeutics, Inc.†	2,396	59,708
G1 Therapeutics, Inc.†	988	37,890
La Jolla Pharmaceutical Co.†	1,278	37,088
Mersana Therapeutics, Inc.†	818	13,922
Portola Pharmaceuticals, Inc.†	4,157	150,192
Recro Pharma, Inc.†	996	12,111
Sarepta Therapeutics, Inc.†	4,468	341,176
Xencor, Inc.†	2,784	80,708

		871,063

Tobacco — 0.1%
Turning Point Brands, Inc.	377	8,000
Universal Corp.	1,809	85,113
Vector Group, Ltd.	7,179	139,991

		233,104

Toys — 0.0%
Funko, Inc., Class A†	770	6,768

Transactional Software — 0.2%
ACI Worldwide, Inc.†	8,526	198,229
InnerWorkings, Inc.†	3,368	34,017
Synchronoss Technologies, Inc.†	3,119	34,933

		267,179

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	4,300	87,032
Atlas Air Worldwide Holdings, Inc.†	1,703	107,970

		195,002

Transport-Equipment & Leasing — 0.2%
GATX Corp.	2,797	182,476
Greenbrier Cos., Inc.	2,023	88,709
Willis Lease Finance Corp.†	252	8,235

		279,420

Transport-Marine — 0.4%
Costamare, Inc.	3,715	25,225
DHT Holdings, Inc.	6,250	22,687
Dorian LPG, Ltd.†	1,642	11,806
Eagle Bulk Shipping, Inc.†	2,810	14,219
Frontline, Ltd.	5,630	24,378
GasLog, Ltd.	2,989	50,365
Genco Shipping & Trading, Ltd.†	562	8,992
Gener8 Maritime, Inc.†	3,451	19,878
Golar LNG, Ltd.	7,028	225,950
International Seaways, Inc.†	2,151	43,300
Navios Maritime Acquisition Corp.	6,031	4,675
Navios Maritime Holdings, Inc.†	6,702	5,082
Nordic American Tankers, Ltd.	10,181	19,140
Overseas Shipholding Group, Inc., Class A†	3,311	12,350
Safe Bulkers, Inc.†	3,599	10,509
Scorpio Bulkers, Inc.	4,400	33,660
Scorpio Tankers, Inc.	19,704	52,413
Ship Finance International, Ltd.	4,376	62,358
Teekay Corp.	4,595	40,528
Teekay Tankers, Ltd., Class A	14,875	17,106

		704,621

Transport-Services — 0.2%
Echo Global Logistics, Inc.†	1,931	52,716
Hub Group, Inc., Class A†	2,387	104,909
Matson, Inc.	3,085	90,175
Radiant Logistics, Inc.†	2,738	9,665

		257,465

Transport-Truck — 0.6%
ArcBest Corp.	1,895	60,830
Covenant Transportation Group, Inc., Class A†	869	24,115
Daseke, Inc.†	2,407	19,930
Forward Air Corp.	2,163	116,780
Heartland Express, Inc.	3,458	61,656
Knight-Swift Transportation Holdings, Inc.	9,179	358,073
Marten Transport, Ltd.	2,850	55,575
Roadrunner Transportation Systems, Inc.†	2,235	4,805
Saia, Inc.†	1,851	122,259
Schneider National, Inc., Class B	3,056	81,534
Universal Logistics Holdings, Inc.	611	13,411
Werner Enterprises, Inc.	3,487	119,604
YRC Worldwide, Inc.†	2,416	20,101

		1,058,673

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	5,313	48,880

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	1,481	19,179

Veterinary Diagnostics — 0.2%
Heska Corp.†	480	39,178
Kindred Biosciences, Inc.†	1,860	17,019
Neogen Corp.†	3,668	249,974

		306,171

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	659	4,712
Natural Health Trends Corp.	537	9,967
Nature’s Sunshine Products, Inc.†	785	7,261

USANA Health Sciences, Inc.†	830	87,606

		109,546

Water — 0.3%
American States Water Co.	2,656	147,992
Artesian Resources Corp., Class A	574	21,984
California Water Service Group	3,513	136,129
Connecticut Water Service, Inc.	869	59,092
Consolidated Water Co., Ltd.	1,068	15,112
Global Water Resources, Inc.	742	6,841
Middlesex Water Co.	1,162	48,409
SJW Group	1,196	72,298
York Water Co.	938	30,204

		538,061

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	847	12,417
Energy Recovery, Inc.†	2,651	22,507
Evoqua Water Technologies Corp.†	3,637	74,304
Pure Cycle Corp.†	1,251	11,196

		120,424

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	4,166	30,620
NIC, Inc.	4,690	69,646
Q2 Holdings, Inc.†	2,332	114,851
Web.com Group, Inc.†	2,806	52,192

		267,309

Web Portals/ISP — 0.1%
Blucora, Inc.†	3,240	84,240
Meet Group, Inc.†	4,897	11,655

		95,895

Wire & Cable Products — 0.2%
Belden, Inc.	3,078	189,605
Encore Wire Corp.	1,482	78,027
General Cable Corp.	3,674	108,934
Insteel Industries, Inc.	1,331	39,970

		416,536

Wireless Equipment — 0.4%
Aerohive Networks, Inc.†	2,342	9,532
CalAmp Corp.†	2,529	49,948
Gogo, Inc.†	4,169	39,272
InterDigital, Inc.	2,533	188,582
Quantenna Communications, Inc.†	1,614	20,449
Ubiquiti Networks, Inc.†	1,640	116,867
ViaSat, Inc.†	3,983	254,832

		679,482

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	2,787	25,390

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,755	99,152
ViewRay, Inc.†	2,236	16,502

		115,654

Total Common Stocks (cost $142,021,210)		154,096,130

EXCHANGE-TRADED FUNDS — 4.9%
iShares Russell 2000 ETF	51,140	7,840,785
Vanguard Russell 2000 ETF	5,200	640,484

Total Exchange-Traded Funds (cost $7,970,047)		8,481,269

Total Long-Term Investment Securities (cost $149,991,257)		162,577,399

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.53% due 06/14/2018(2)	$20,000	19,960
1.56% due 05/31/2018(2)	50,000	49,931
1.64% due 05/31/2018(2)	50,000	49,931
1.64% due 06/14/2018(2)	25,000	24,950
1.67% due 05/24/2018(2)	50,000	49,949
1.69% due 07/05/2018(2)	20,000	19,937
1.71% due 07/05/2018(2)	100,000	99,684
1.72% due 05/31/2018(2)	100,000	99,862
1.83% due 08/16/2018(2)	100,000	99,448
Total Short-Term Investment Securities (cost $513,678)		513,652

REPURCHASE AGREEMENTS — 5.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount $8,736,068 collateralized by $9,060,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $8,913,201 (cost $8,736,000)	8,736,000	8,736,000

TOTAL INVESTMENTS (cost $159,240,935)	100.1%	171,827,051
Liabilities in excess of other assets	(0.1)	(153,164)

NET ASSETS	100.0%	$171,673,887

† Non-income producing security

(1)	Security classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
117	Long	Russell 2000 E-Mini Index	June 2018	$9,259,233	$9,031,230	$(228,003)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$91,247	$—	$1,215	$92,462
Other Industries	154,003,668	—	—	154,003,668
Exchange-Traded Funds	8,481,269	—	—	8,481,269
Short-Term Securities	—	513,652	—	513,652
Repurchase Agreements	—	8,736,000	—	8,736,000

Total Investments at Value	$162,576,184	$9,249,652	$1,215	$171,827,051

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$228,003	$—	$—	$228,003

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 77.0%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	296	$21,804
WPP PLC	2,942	50,385

		72,189

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	299	21,869
Yext, Inc.†	210	2,802

		24,671

Aerospace/Defense — 1.4%
Boeing Co.	904	301,538
Meggitt PLC	6,203	40,271
Northrop Grumman Corp.	358	115,290
Spirit AeroSystems Holdings, Inc., Class A	135	10,850
Teledyne Technologies, Inc.†	60	11,226

		479,175

Aerospace/Defense-Equipment — 0.3%
Harris Corp.	369	57,719
HEICO Corp.	48	4,217
HEICO Corp., Class A	61	4,401
L3 Technologies, Inc.	32	6,268
United Technologies Corp.	213	25,592

		98,197

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	748	29,022

Agricultural Operations — 0.2%
Bunge, Ltd.	704	50,850
Cadiz, Inc.†	270	3,631

		54,481

Airlines — 0.7%
Alaska Air Group, Inc.	585	37,984
Allegiant Travel Co.	37	5,929
American Airlines Group, Inc.	2,589	111,146
Delta Air Lines, Inc.	998	52,116
Hawaiian Holdings, Inc.	90	3,708
United Continental Holdings, Inc.†	300	20,262

		231,145

Apparel Manufacturers — 0.4%
Burberry Group PLC	1,580	39,614
Kering SA	79	45,572
Moncler SpA	852	38,434
Oxford Industries, Inc.	70	5,393
Samsonite International SA	5,400	24,465

		153,478

Appliances — 0.0%
iRobot Corp.†	57	3,327

Applications Software — 3.3%
CDK Global, Inc.	249	16,245
Intuit, Inc.	488	90,177
Microsoft Corp.	7,934	741,988
Nuance Communications, Inc.†	450	6,624
Red Hat, Inc.†	388	63,267
salesforce.com, Inc.†	980	118,570
ServiceNow, Inc.†	554	92,042
Upland Software, Inc.†	220	5,977

		1,134,890

Athletic Footwear — 0.1%
NIKE, Inc., Class B	663	45,343

Audio/Video Products — 0.2%
Panasonic Corp.	3,100	45,940
Sony Corp.	400	19,699

		65,639

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	272	30,358
Ferrari NV	70	8,588
Honda Motor Co., Ltd.	1,000	34,346
Suzuki Motor Corp.	600	32,299
Tesla, Inc.†	182	53,490
Toyota Motor Corp.	1,200	78,603

		237,684

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	516	32,854

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	300	16,283
Aptiv PLC	207	17,508
Autoliv, Inc.	112	15,014
Autoliv, Inc. SDR	228	30,731
Koito Manufacturing Co., Ltd.	200	13,429
Lear Corp.	86	16,079
Magna International, Inc.	1,650	97,350
Tenneco, Inc.	180	8,044

		214,438

Auto/Truck Parts & Equipment-Replacement — 0.0%
Dorman Products, Inc.†	85	5,462
Standard Motor Products, Inc.	140	6,349

		11,811

Banks-Commercial — 2.5%
ABN AMRO Group NV CVA*	1,101	34,141
Australia & New Zealand Banking Group, Ltd.	2,567	51,691
BankUnited, Inc.	260	10,299
Commerzbank AG†	992	12,793
Danske Bank A/S	1,092	38,045
DBS Group Holdings, Ltd.	2,700	62,373
DNB ASA	3,339	62,283
Erste Group Bank AG	626	30,583
Farmers & Merchants Bancorp, Inc.	190	8,381
First Interstate BancSystem, Inc., Class A	210	8,505
First Republic Bank	786	72,996
FNB Corp.	830	10,790
Hilltop Holdings, Inc.	430	9,641
Home BancShares, Inc.	470	10,923
ING Groep NV	3,967	66,554
Intesa Sanpaolo SpA	12,064	45,865
LegacyTexas Financial Group, Inc.	220	9,035
National Bank of Canada	984	46,734
Nordea Bank AB	5,378	54,552
PacWest Bancorp	230	11,785
Park National Corp.	80	8,630
Popular, Inc.	240	11,110
Prosperity Bancshares, Inc.	150	10,765
Signature Bank†	94	11,952
Standard Chartered PLC	2,302	24,248
Sumitomo Mitsui Trust Holdings, Inc.	700	29,720

SVB Financial Group†	15	4,494
Svenska Handelsbanken AB, Class A	3,899	43,530
TCF Financial Corp.	480	11,918
United Bankshares, Inc.	300	10,185
United Overseas Bank, Ltd.	1,400	31,622
Webster Financial Corp.	190	11,436
Western Alliance Bancorp†	190	11,206

		878,785

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	1,741	94,902
Northern Trust Corp.	28	2,989
State Street Corp.	1,566	156,255

		254,146

Banks-Super Regional — 1.6%
Capital One Financial Corp.	96	8,699
Fifth Third Bancorp	1,621	53,769
KeyCorp	1,737	34,601
PNC Financial Services Group, Inc.	605	88,094
US Bancorp	2,444	123,300
Wells Fargo & Co.	4,883	253,721

		562,184

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	90	5,162
EnerSys	140	9,599

		14,761

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	1,073	46,364
Dr Pepper Snapple Group, Inc.	644	77,254
Monster Beverage Corp.†	15	825
National Beverage Corp.	25	2,209
PepsiCo, Inc.	894	90,240
Primo Water Corp.†	210	2,739

		219,631

Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A	75	17,485
Diageo PLC	2,067	73,523
MGP Ingredients, Inc.	50	4,789

		95,797

Brewery — 0.1%
Kirin Holdings Co., Ltd.	700	19,621
New Age Beverages Corp.†	300	552

		20,173

Broadcast Services/Program — 0.0%
MSG Networks, Inc., Class A†	140	2,870

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	104	5,688
NCI Building Systems, Inc.†	220	3,850

		9,538

Building & Construction-Misc. — 0.0%
Aegion Corp.†	220	4,992
nVent Electric PLC†	7	155
TopBuild Corp.†	120	9,564

		14,711

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	2,027	68,655

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	35	6,817
Vulcan Materials Co.	53	5,920

		12,737

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	90	3,700
Griffon Corp.	110	2,189
Masonite International Corp.†	80	4,856

		10,745

Building-Heavy Construction — 0.0%
Dycom Industries, Inc.†	71	7,374
Goldfield Corp.†	200	840

		8,214

Building-Maintenance & Services — 0.0%
Rollins, Inc.	220	10,674

Building-Residential/Commercial — 0.3%
Green Brick Partners, Inc.†	400	4,040
Lennar Corp., Class A	498	26,339
Lennar Corp., Class B	1	43
NVR, Inc.†	6	18,600
Persimmon PLC	1,194	44,560

		93,582

Cable/Satellite TV — 0.5%
Cable One, Inc.	5	3,176
Charter Communications, Inc., Class A†	71	19,262
Comcast Corp., Class A	3,073	96,461
Liberty Broadband Corp., Class C†	263	18,644
Liberty Global PLC, Class A†	659	19,862
Liberty Global PLC, Class C†	280	8,148

		165,553

Capacitors — 0.0%
KEMET Corp.†	180	3,100

Casino Hotels — 0.2%
Las Vegas Sands Corp.	200	14,666
MGM Resorts International	1,445	45,402
Wynn Resorts, Ltd.	124	23,087

		83,155

Casino Services — 0.0%
Eldorado Resorts, Inc.†	170	6,885
Scientific Games Corp.†	60	3,198

		10,083

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	1,003	18,545
Sprint Corp.†	450	2,525
T-Mobile US, Inc.†	135	8,169
Telstra Corp., Ltd.	3,060	7,295
Vodafone Group PLC ADR	2,544	74,819

		111,353

Chemicals-Diversified — 0.9%
AdvanSix, Inc.†	130	4,657
Asahi Kasei Corp.	3,100	42,692
BASF SE	430	44,673
Celanese Corp., Series A	151	16,409
Covestro AG*	249	22,629
DowDuPont, Inc.	1,584	100,172
Johnson Matthey PLC	775	35,062
PPG Industries, Inc.	277	29,329
Tosoh Corp.	400	7,096

		302,719

Chemicals-Specialty — 0.2%
Chemours Co.	200	9,682
Minerals Technologies, Inc.	78	5,386
NewMarket Corp.	16	6,073
Platform Specialty Products Corp.†	320	3,222
Sensient Technologies Corp.	108	7,198
Umicore SA	702	39,041
Valvoline, Inc.	490	9,937

		80,539

Circuit Boards — 0.0%
TTM Technologies, Inc.†	360	5,018

Coal — 0.0%
Arch Coal, Inc., Class A	88	7,113
CONSOL Energy, Inc.†	100	3,145

		10,258

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	260	8,034
RPM International, Inc.	954	46,078
Sherwin-Williams Co.	106	38,972

		93,084

Commercial Services — 0.1%
Cintas Corp.	48	8,175
CoStar Group, Inc.†	55	20,166
Ecolab, Inc.	65	9,410
Macquarie Infrastructure Corp.	87	3,297
Nielsen Holdings PLC	119	3,743

		44,791

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	254	29,992
Equifax, Inc.	279	31,262
FleetCor Technologies, Inc.†	145	30,056
Global Payments, Inc.	365	41,263
Green Dot Corp., Class A†	140	8,513
IHS Markit, Ltd.†	12	589
LendingTree, Inc.†	27	6,437
MarketAxess Holdings, Inc.	60	11,918
PayPal Holdings, Inc.†	919	68,566
S&P Global, Inc.	248	46,773
Square, Inc., Class A†	40	1,894
TransUnion†	271	17,591
Worldpay, Inc., Class A†	519	42,153

		337,007

Computer Aided Design — 0.1%
Synopsys, Inc.†	445	38,052

Computer Data Security — 0.0%
Finjan Holdings, Inc.†	600	1,770
Technical Communications Corp.†	200	920

		2,690

Computer Services — 0.5%
Accenture PLC, Class A	669	101,153
Conduent, Inc.†	360	7,006
Convergys Corp.	330	7,709
Dell Technologies, Inc., Class V†	117	8,397
Infosys, Ltd. ADR	1,744	30,816
Presidio, Inc.†	150	2,298
Science Applications International Corp.	80	6,863
Sykes Enterprises, Inc.†	170	4,889

		169,131

Computer Software — 0.1%
Cloudera, Inc.†	420	5,985
j2 Global, Inc.	70	5,557
Splunk, Inc.†	105	10,778
Veritone, Inc.†	130	2,692

		25,012

Computers — 0.8%
Apple, Inc.	1,557	257,310
Hewlett Packard Enterprise Co.	704	12,003

		269,313

Computers-Integrated Systems — 0.0%
NCR Corp.†	150	4,615
NetScout Systems, Inc.†	150	4,073
Super Micro Computer, Inc.†	190	3,363

		12,051

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	90	615

Computers-Other — 0.0%
3D Systems Corp.†	330	3,313

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	200	2,142
Qumu Corp.†	700	1,288

		3,430

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	227	8,996
FTI Consulting, Inc.†	120	7,008
Gartner, Inc.†	70	8,490

		24,494

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	441	45,661
Spectrum Brands Holdings, Inc.	53	3,821

		49,482

Containers-Metal/Glass — 0.2%
Ball Corp.	1,815	72,763
Greif, Inc., Class B	80	5,036

		77,799

Containers-Paper/Plastic — 0.2%
Amcor, Ltd.	2,507	25,871
Bemis Co., Inc.	210	9,087
Sealed Air Corp.	99	4,341
Sonoco Products Co.	210	10,786

		50,085

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	261	17,025
Edgewell Personal Care Co.†	84	3,700
Essity AB, Class B	1,026	25,974
L’Oreal SA	225	53,886
Pola Orbis Holdings, Inc.	400	17,441
Procter & Gamble Co.	348	25,174
Unilever PLC	2,137	119,754

		262,954

Cruise Lines — 0.3%
Carnival Corp.	346	21,819
Norwegian Cruise Line Holdings, Ltd.†	931	49,781
Royal Caribbean Cruises, Ltd.	270	29,211

		100,811

Data Processing/Management — 0.5%
Acxiom Corp.†	160	4,157
Broadridge Financial Solutions, Inc.	142	15,224
CSG Systems International, Inc.	150	6,418
Dun & Bradstreet Corp.	67	7,726
Fidelity National Information Services, Inc.	932	88,512
Fiserv, Inc.†	550	38,973

		161,010

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	177	8,910

Diagnostic Equipment — 1.3%
Accelerate Diagnostics, Inc.†	80	1,776
Danaher Corp.	2,364	237,157
Repligen Corp.†	140	5,180
Thermo Fisher Scientific, Inc.	964	202,777

		446,890

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	898	68,558

Distribution/Wholesale — 0.1%
EnviroStar, Inc.	90	3,285
HD Supply Holdings, Inc.†	390	15,097
SiteOne Landscape Supply, Inc.†	110	7,535
Systemax, Inc.	180	5,657
WESCO International, Inc.†	130	7,742

		39,316

Diversified Banking Institutions — 3.1%
Bank of America Corp.	2,048	61,276
Barclays PLC ADR	747	8,620
BNP Paribas SA	1,013	78,076
Citigroup, Inc.	2,030	138,588
JPMorgan Chase & Co.	3,886	422,719
Lloyds Banking Group PLC	58,036	51,582
Macquarie Group, Ltd.	510	41,424
Mitsubishi UFJ Financial Group, Inc.	9,100	60,966
Morgan Stanley	4,224	218,043

		1,081,294

Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	132	8,098
Actuant Corp., Class A	370	8,713
Carlisle Cos., Inc.	114	12,281
Fabrinet†	100	2,821
General Electric Co.	24	338
Illinois Tool Works, Inc.	341	48,429
Pentair PLC	120	8,074
Pentair PLC (When Issued)†	11	505
Siemens AG	737	93,754
Textron, Inc.	343	21,314

		204,327

Diversified Minerals — 0.2%
BHP Billiton PLC	1,638	34,722
BHP Billiton, Ltd.	408	9,497
Independence Group NL	7,747	29,979

		74,198

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	4,500	53,148
HRG Group, Inc.†	350	3,934

		57,082

Drug Delivery Systems — 0.0%
DexCom, Inc.†	90	6,586
Heron Therapeutics, Inc.†	120	3,636
Nektar Therapeutics†	40	3,347

		13,569

E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	1,094	195,323
Amazon.com, Inc.†	391	612,357

		807,680

E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	139	302,742
Ctrip.com International, Ltd. ADR†	82	3,354
Expedia Group, Inc.	62	7,139
GrubHub, Inc.†	80	8,091
IAC/InterActiveCorp†	75	12,160
TrueCar, Inc.†	230	2,277
Zillow Group, Inc., Class A†	70	3,386
Zillow Group, Inc., Class C†	100	4,849

		343,998

E-Marketing/Info — 0.1%
CyberAgent, Inc.	400	21,926

Educational Software — 0.0%
2U, Inc.†	130	10,464

Electric Products-Misc. — 0.1%
Legrand SA	373	28,926
Novanta, Inc.†	120	7,056

		35,982

Electric-Distribution — 0.4%
Sempra Energy	1,156	129,241
Spark Energy, Inc., Class A	130	1,618

		130,859

Electric-Generation — 0.3%
E.ON SE	1,396	15,266
Electric Power Development Co., Ltd.	1,100	29,837

Engie SA	2,946	51,630
Sembcorp Industries, Ltd.	2,500	5,801

		102,534

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	105	7,348
DTE Energy Co.	417	43,952
Entergy Corp.	402	32,799
Eversource Energy	672	40,488
MDU Resources Group, Inc.	360	10,141
NextEra Energy, Inc.	1,078	176,695
NorthWestern Corp.	180	9,889
PG&E Corp.	984	45,362
Southern Co.	1,163	53,638
SSE PLC	820	15,562
Westar Energy, Inc.	971	52,609
Xcel Energy, Inc.	137	6,417

		494,900

Electronic Components-Misc. — 0.5%
Corning, Inc.	742	20,049
Knowles Corp.†	220	2,816
Koninklijke Philips NV	1,994	84,176
Omron Corp.	600	32,461
Rogers Corp.†	43	4,588
Sensata Technologies Holding PLC†	304	15,419

		159,509

Electronic Components-Semiconductors — 1.6%
Amkor Technology, Inc.†	580	4,802
Broadcom, Inc.	899	206,249
EMCORE Corp.†	140	630
GSI Technology, Inc.†	180	1,319
Impinj, Inc.†	60	737
Inphi Corp.†	110	3,144
Intel Corp.	1,198	61,841
MACOM Technology Solutions Holdings, Inc.†	80	1,330
Microchip Technology, Inc.	724	60,570
QuickLogic Corp.†	600	834
Samsung Electronics Co., Ltd. GDR	53	65,453
Texas Instruments, Inc.	1,415	143,523
Xilinx, Inc.	220	14,133

		564,565

Electronic Connectors — 0.2%
Amphenol Corp., Class A	124	10,380
TE Connectivity, Ltd.	475	43,581

		53,961

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	1,541	101,305
Fortive Corp.	972	68,341
Keysight Technologies, Inc.†	1,164	60,156

		229,802

Electronic Parts Distribution — 0.0%
Avnet, Inc.	190	7,454
Tech Data Corp.†	74	5,642

		13,096

Electronic Security Devices — 0.0%
Identiv, Inc.†	300	1,008

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	77	5,758
Sunworks, Inc.†	1,000	988

		6,746

Engineering/R&D Services — 0.1%
Argan, Inc.	80	3,200
WorleyParsons, Ltd.	1,878	22,837

		26,037

Enterprise Software/Service — 0.3%
Asure Software, Inc.†	80	1,211
Benefitfocus, Inc.†	100	3,020
Black Knight, Inc.†	102	4,962
Coupa Software, Inc.†	110	5,101
Evolent Health, Inc., Class A†	180	2,970
Manhattan Associates, Inc.†	130	5,598
Oracle Corp.	410	18,724
Ultimate Software Group, Inc.†	52	12,476
Workday, Inc., Class A†	320	39,949

		94,011

Entertainment Software — 0.2%
Activision Blizzard, Inc.	367	24,350
Electronic Arts, Inc.†	423	49,906
Take-Two Interactive Software, Inc.†	58	5,783

		80,039

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	798	20,828
Credit Acceptance Corp.†	24	7,940

		28,768

Finance-Consumer Loans — 0.1%
SLM Corp.†	490	5,625
Synchrony Financial	932	30,915

		36,540

Finance-Credit Card — 1.6%
American Express Co.	209	20,639
Credit Saison Co., Ltd.	1,000	17,934
Mastercard, Inc., Class A	948	169,000
Visa, Inc., Class A	2,641	335,090

		542,663

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	1,343	74,778
Close Brothers Group PLC	255	5,378
Piper Jaffray Cos.	80	5,604
Raymond James Financial, Inc.	84	7,539
TD Ameritrade Holding Corp.	2,616	151,963

		245,262

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	20,378

Finance-Mortgage Loan/Banker — 0.1%
Ellie Mae, Inc.†	82	7,944
FNF Group	416	15,321

		23,265

Finance-Other Services — 0.4%
CBOE Holdings, Inc.	74	7,902
CME Group, Inc.	33	5,203
Intercontinental Exchange, Inc.	1,511	109,487
Nasdaq, Inc.	74	6,536
WageWorks, Inc.†	70	2,915

		132,043

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	130	4,718

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	80	4,420

Food-Catering — 0.1%
Aramark	270	10,095
Compass Group PLC	1,498	32,131

		42,226

Food-Confectionery — 0.0%
Hostess Brands, Inc.†	90	1,265

Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	3,073	215,417

Food-Misc./Diversified — 0.9%
Ingredion, Inc.	76	9,203
Kraft Heinz Co.	255	14,377
Lancaster Colony Corp.	42	5,275
McCormick & Co., Inc.	181	19,079
Mondelez International, Inc., Class A	1,635	64,583
Nestle SA	2,137	165,209
Pinnacle Foods, Inc.	130	7,852
Wilmar International, Ltd.	10,600	25,933

		311,511

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	1,100	48,320

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	180	6,152

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	210	5,985

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	90	4,423
Service Corp. International	325	11,866

		16,289

Garden Products — 0.0%
Toro Co.	190	11,094

Gas-Distribution — 0.5%
Atmos Energy Corp.	877	76,202
National Grid PLC	3,148	36,461
NiSource, Inc.	915	22,317
ONE Gas, Inc.	137	9,552
UGI Corp.	270	13,065

		157,597

Golf — 0.0%
Acushnet Holdings Corp.	210	5,074

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	322	18,905

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	663	52,271
Marcus Corp.	200	5,960
Marriott International, Inc., Class A	738	100,870
Playa Hotels & Resorts NV†	450	4,635

		163,736

Human Resources — 0.1%
Barrett Business Services, Inc.	50	4,376
ManpowerGroup, Inc.	87	8,328
Recruit Holdings Co., Ltd.	1,100	25,334

		38,038

Import/Export — 0.3%
Castle Brands, Inc.†	1,600	2,000
Mitsubishi Corp.	1,200	33,191
Sumitomo Corp.	4,200	75,590

		110,781

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	170	3,757

Industrial Gases — 0.3%
Air Liquide SA	275	35,729
Air Products & Chemicals, Inc.	397	64,429
Praxair, Inc.	116	17,692

		117,850

Instruments-Controls — 0.5%
Honeywell International, Inc.	1,089	157,557

Instruments-Scientific — 0.1%
Hamamatsu Photonics KK	400	15,430

Insurance Brokers — 0.9%
Aon PLC	306	43,596
Marsh & McLennan Cos., Inc.	2,001	163,081
Willis Towers Watson PLC	729	108,264

		314,941

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	4,800	42,855
Aviva PLC	4,842	35,200
Brighthouse Financial, Inc.†	39	1,980
Challenger, Ltd.	3,741	30,204
Health Insurance Innovations, Inc., Class A†	90	2,565
Prudential PLC	2,536	65,042
Sun Life Financial, Inc.	1,194	49,287
Trupanion, Inc.†	210	5,519

		232,652

Insurance-Multi-line — 1.7%
American Financial Group, Inc.	113	12,794
American National Insurance Co.	74	8,930
AXA SA	2,870	82,042
Chubb, Ltd.	1,699	230,503
CNA Financial Corp.	68	3,431
Direct Line Insurance Group PLC	7,163	36,836
Loews Corp.	126	6,610
MetLife, Inc.	1,470	70,075
Ping An Insurance Group Co. of China, Ltd.	3,500	34,182

Storebrand ASA	4,387	37,457
Voya Financial, Inc.	492	25,756
Zurich Insurance Group AG	133	42,426

		591,042

Insurance-Property/Casualty — 0.7%
Alleghany Corp.	18	10,344
Arch Capital Group, Ltd.†	125	10,016
Berkshire Hathaway, Inc., Class B†	185	35,840
James River Group Holdings, Ltd.	90	3,269
Markel Corp.†	9	10,171
Mercury General Corp.	100	4,573
Progressive Corp.	1,205	72,650
RSA Insurance Group PLC	4,037	36,488
Tokio Marine Holdings, Inc.	1,100	51,889
White Mountains Insurance Group, Ltd.	11	9,518
XL Group, Ltd.	178	9,895

		254,653

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	129	7,540
Axis Capital Holdings, Ltd.	90	5,283
Muenchener Rueckversicherungs-Gesellschaft AG	395	90,510
Reinsurance Group of America, Inc.	85	12,699
RenaissanceRe Holdings, Ltd.	55	7,482

		123,514

Internet Application Software — 0.4%
Okta, Inc.†	100	4,281
Tencent Holdings, Ltd.	2,400	117,832

		122,113

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	2,038	350,536
Netflix, Inc.†	309	96,550
Pandora Media, Inc.†	350	1,964
Snap, Inc., Class A†	230	3,296
Twitter, Inc.†	320	9,699
YY, Inc., ADR†	302	29,110

		491,155

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	800	15,254
Live Ventures, Inc.†	60	810

		16,064

Internet Security — 0.1%
Imperva, Inc.†	90	4,028
Palo Alto Networks, Inc.†	48	9,240
Symantec Corp.	661	18,369

		31,637

Internet Telephone — 0.0%
8x8, Inc.†	380	7,695

Investment Companies — 0.1%
Melrose Industries PLC	6,142	19,239
Ominto, Inc.†	200	582

		19,821

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	25	3,505
BlackRock, Inc.	10	5,215
Franklin Resources, Inc.	125	4,205
GAM Holding AG	1,162	18,551

		31,476

Lasers-System/Components — 0.0%
Applied Optoelectronics, Inc.†	80	2,557
Coherent, Inc.†	31	5,215

		7,772

Lighting Products & Systems — 0.0%
Universal Display Corp.	46	4,050

Machine Tools & Related Products — 0.1%
THK Co., Ltd.	1,200	41,962

Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	107	7,721

Machinery-Electrical — 0.5%
ABB, Ltd.	1,941	45,222
BWX Technologies, Inc.	180	12,204
Mitsubishi Electric Corp.	4,800	73,698
SMC Corp.	100	38,103

		169,227

Machinery-General Industrial — 0.5%
Middleby Corp.†	75	9,438
Roper Technologies, Inc.	560	147,946
Tennant Co.	80	5,920
Wabtec Corp.	181	16,075

		179,379

Machinery-Pumps — 0.0%
Flowserve Corp.	237	10,525

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	115	2,047
Medical Information Systems — 0.0%
athenahealth, Inc.†	50	6,124
Medical Transcription Billing Corp.†	500	1,685

		7,809

Medical Instruments — 0.7%
Elekta AB, Series B	2,065	23,442
Intuitive Surgical, Inc.†	219	96,531
Medtronic PLC	1,443	115,628
NuVasive, Inc.†	100	5,321
Teleflex, Inc.	47	12,590
TransEnterix, Inc.†	1,100	1,892

		255,404

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	400	15,530

Medical Products — 1.8%
Abbott Laboratories	231	13,428
ABIOMED, Inc.†	41	12,339
Becton Dickinson and Co.	1,249	289,606
Cooper Cos., Inc.	98	22,413
Glaukos Corp.†	80	2,694
Hologic, Inc.†	635	24,632
Inogen, Inc.†	48	6,748
MiMedx Group, Inc.†	350	2,873

Nuvectra Corp.†	160	2,061
Penumbra, Inc.†	65	8,083
Pulse Biosciences, Inc.†	100	1,759
Siemens Healthineers AG†*	645	25,147
Stryker Corp.	1,174	198,899
Tactile Systems Technology, Inc.†	200	6,962
West Pharmaceutical Services, Inc.	100	8,821

		626,465

Medical-Biomedical/Gene — 1.1%
Aldeyra Therapeutics, Inc.†	110	863
Alexion Pharmaceuticals, Inc.†	521	61,285
Alnylam Pharmaceuticals, Inc.†	75	7,090
Amgen, Inc.	88	15,354
Anavex Life Sciences Corp.†	400	912
BioCryst Pharmaceuticals, Inc.†	400	1,968
Biogen, Inc.†	49	13,406
BioMarin Pharmaceutical, Inc.†	137	11,441
Bluebird Bio, Inc.†	40	6,806
Celgene Corp.†	206	17,943
ChemoCentryx, Inc.†	230	2,514
Cleveland BioLabs, Inc.†	300	864
CSL, Ltd.	159	20,303
Exact Sciences Corp.†	120	6,001
Exelixis, Inc.†	310	6,454
Five Prime Therapeutics, Inc.†	50	837
Gilead Sciences, Inc.	412	29,759
Illumina, Inc.†	3	723
Immunomedics, Inc.†	200	3,642
Incyte Corp.†	56	3,469
Intercept Pharmaceuticals, Inc.†	51	3,469
Lexicon Pharmaceuticals, Inc.†	240	1,980
Loxo Oncology, Inc.†	38	4,785
Matinas BioPharma Holdings, Inc.†	1,100	488
Medicines Co.†	120	3,611
Ovid therapeutics, Inc.†	130	1,232
PolarityTE, Inc.†	160	2,763
Puma Biotechnology, Inc.†	62	3,952
Radius Health, Inc.†	90	2,718
Regeneron Pharmaceuticals, Inc.†	2	607
Rexahn Pharmaceuticals, Inc.†	700	1,218
Savara, Inc.†	160	1,482
Seattle Genetics, Inc.†	110	5,631
Selecta Biosciences, Inc.†	210	2,461
Shire PLC ADR	250	39,857
Spectrum Pharmaceuticals, Inc.†	230	3,662
Theravance Biopharma, Inc.†	80	1,926
United Therapeutics Corp.†	46	5,065
Vertex Pharmaceuticals, Inc.†	586	89,752
WaVe Life Sciences, Ltd.†	50	2,222
ZIOPHARM Oncology, Inc.†	500	2,110

		392,625

Medical-Drugs — 3.3%
AbbVie, Inc.	253	24,427
Achaogen, Inc.†	110	1,574
Aclaris Therapeutics, Inc.†	60	1,065
Aimmune Therapeutics, Inc.†	100	3,104
Alkermes PLC†	180	7,969
Allergan PLC	101	15,519
Astellas Pharma, Inc.	4,300	63,017
Bayer AG	888	106,302
Bristol-Myers Squibb Co.	117	6,099
Conatus Pharmaceuticals, Inc.†	200	682
Corbus Pharmaceuticals Holdings, Inc.†	410	2,440
Eagle Pharmaceuticals, Inc.†	50	2,600
Eli Lilly & Co.	170	13,782
GlaxoSmithKline PLC ADR	1,262	50,619
Horizon Pharma PLC†	340	4,502
Johnson & Johnson	1,363	172,406
Jounce Therapeutics, Inc.†	60	1,235
Merck & Co., Inc.	2,015	118,623
Novartis AG	1,263	97,145
Novo Nordisk A/S, Class B	473	22,208
Pacira Pharmaceuticals, Inc.†	70	2,317
Pfizer, Inc.	5,092	186,418
Prestige Brands Holdings, Inc.†	130	3,827
Progenics Pharmaceuticals, Inc.†	340	2,213
Ra Pharmaceuticals, Inc.†	140	850
Roche Holding AG	479	106,272
Sanofi	697	55,016
Syros Pharmaceuticals, Inc.†	180	2,196
TESARO, Inc.†	41	2,087
TherapeuticsMD, Inc.†	400	2,200
Veru, Inc.†	600	1,188
Zoetis, Inc.	796	66,450

		1,146,352

Medical-Generic Drugs — 0.0%
Momenta Pharmaceuticals, Inc.†	160	3,328
Perrigo Co. PLC	132	10,314
Teligent, Inc.†	320	960

		14,602

Medical-HMO — 1.7%
Aetna, Inc.	213	38,138
Anthem, Inc.	397	93,688
Centene Corp.†	54	5,863
Cigna Corp.	512	87,972
Humana, Inc.	105	30,889
UnitedHealth Group, Inc.	1,441	340,652

		597,202

Medical-Hospitals — 0.1%
Envision Healthcare Corp.†	260	9,664
HCA Healthcare, Inc.	104	9,957
LifePoint Health, Inc.†	110	5,269
Tenet Healthcare Corp.†	250	5,985
Universal Health Services, Inc., Class B	27	3,084

		33,959

Medical-Outpatient/Home Medical — 0.0%
LHC Group, Inc.†	74	5,507

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	30	2,717
McKesson Corp.	33	5,155

		7,872

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	140	6,234

Metal-Copper — 0.1%
Antofagasta PLC	1,503	19,993
Southern Copper Corp.	73	3,855

		23,848

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	277	16,588
South32, Ltd.	6,978	19,436

		36,024

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.†	470	3,487

Multimedia — 0.5%
E.W. Scripps Co., Class A	70	779
Liberty Media Corp. - Liberty Formula One, Series C†	130	3,838
Time Warner, Inc.	563	53,372
Twenty-First Century Fox, Inc., Class A	888	32,465
Twenty-First Century Fox, Inc., Class B	959	34,591
Walt Disney Co.	514	51,570

		176,615

Networking Products — 0.6%
Arista Networks, Inc.†	29	7,672
Cisco Systems, Inc.	4,097	181,456
Infinera Corp.†	250	2,930
Lantronix, Inc.†	500	1,225
Telefonaktiebolaget LM Ericsson, Class B	2,276	17,260

		210,543

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	250	3,725
Waste Connections, Inc.	878	63,479

		67,204

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	400	4,088

Office Furnishings-Original — 0.0%
HNI Corp.	100	3,339
Steelcase, Inc., Class A	230	3,048

		6,387

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	340	7,283
Transocean, Ltd.†	570	7,051

		14,334

Oil Companies-Exploration & Production — 0.9%
Apache Corp.	144	5,897
Callon Petroleum Co.†	480	6,677
Canadian Natural Resources, Ltd.	693	25,003
CNX Resources Corp.†	400	5,944
Concho Resources, Inc.†	56	8,804
ConocoPhillips	236	15,458
Continental Resources, Inc.†	167	11,032
Diamondback Energy, Inc.†	156	20,038
Energen Corp.†	130	8,507
EOG Resources, Inc.	626	73,974
Hess Corp.	262	14,931
Occidental Petroleum Corp.	846	65,362
Parsley Energy, Inc., Class A†	280	8,408
Resolute Energy Corp.†	120	4,007
RSP Permian, Inc.†	170	8,434
Torchlight Energy Resources, Inc.†	900	1,107
WPX Energy, Inc.†	440	7,520
Zion Oil & Gas, Inc.†	900	3,888

		294,991

Oil Companies-Integrated — 1.7%
BP PLC ADR	465	20,734
Chevron Corp.	959	119,981
Exxon Mobil Corp.	1,853	144,071
Royal Dutch Shell PLC, Class B ADR	938	67,930
Statoil ASA	1,093	27,973
TOTAL SA	1,614	101,353
TOTAL SA ADR	1,631	102,117

		584,159

Oil Refining & Marketing — 0.4%
Andeavor	392	54,222
DCC PLC	345	33,186
Marathon Petroleum Corp.	362	27,117
Valero Energy Corp.	198	21,964

		136,489

Oil-Field Services — 0.1%
C&J Energy Services, Inc.†	160	4,778
Mammoth Energy Services, Inc.†	120	3,898
MRC Global, Inc.†	240	4,495
Schlumberger, Ltd.	210	14,397

		27,568

Paper & Related Products — 0.3%
International Paper Co.	1,487	76,670
Stora Enso Oyj, Class R	2,011	39,724

		116,394

Pharmacy Services — 0.3%
CVS Health Corp.	1,305	91,128
Diplomat Pharmacy, Inc.†	80	1,743
Express Scripts Holding Co.†	159	12,037

		104,908

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	400	2,078

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	130	5,968

Pipelines — 0.4%
NextDecade Corp.†	480	3,231
Plains GP Holdings LP, Class A	451	10,923
Targa Resources Corp.	190	8,924
Tellurian, Inc.†	320	3,046
TransCanada Corp.	2,980	126,501

		152,625

Pollution Control — 0.0%
Hudson Technologies, Inc.†	460	2,015

Poultry — 0.0%
Pilgrim’s Pride Corp.†	100	2,160

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	330	34,274
SunPower Corp.†	310	2,644

		36,918

Private Equity — 0.0%
Brookfield Asset Management, Inc., Class A	56	2,220
KKR & Co. LP	131	2,743

		4,963

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	340	2,312
John Wiley & Sons, Inc., Class A	100	6,595

		8,907

Publishing-Periodicals — 0.0%
Meredith Corp.	60	3,108

Quarrying — 0.0%
Compass Minerals International, Inc.	80	5,384

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	110	1,249
Liberty Media Corp. - Liberty SiriusXM, Series C†	120	4,999

		6,248

Real Estate Investment Trusts — 1.8%
American Tower Corp.	528	71,998
Annaly Capital Management, Inc.	1,250	12,962
Apple Hospitality REIT, Inc.	380	6,836
AvalonBay Communities, Inc.	40	6,520
CIM Commercial Trust Corp.	250	3,713
Colony NorthStar, Inc., Class A	450	2,750
CoreCivic, Inc.	200	4,032
CoreSite Realty Corp.	97	10,098
Crown Castle International Corp.	1,220	123,061
CubeSmart	390	11,482
EPR Properties	92	5,062
Equinix, Inc.	32	13,465
Equity Residential	466	28,757
GGP, Inc.	316	6,317
Great Portland Estates PLC	1,563	14,994
Healthcare Trust of America, Inc., Class A	320	7,997
Hospitality Properties Trust	210	5,225
Hudson Pacific Properties, Inc.	250	8,217
JBG SMITH Properties	235	8,664
Kilroy Realty Corp.	165	11,826
Lamar Advertising Co., Class A	130	8,282
LTC Properties, Inc.	210	7,591
Medical Properties Trust, Inc.	730	9,329
National Retail Properties, Inc.	260	9,890
Omega Healthcare Investors, Inc.	230	5,975
Orchid Island Capital, Inc.	660	4,620
OUTFRONT Media, Inc.	270	5,063
Paramount Group, Inc.	620	8,897
Park Hotels & Resorts, Inc.	400	11,512
Physicians Realty Trust	480	7,171
Piedmont Office Realty Trust, Inc., Class A	480	8,602
Prologis, Inc.	241	15,643
Quality Care Properties, Inc.†	300	6,591
Regency Centers Corp.	127	7,474
RLJ Lodging Trust	250	5,193
Sabra Health Care REIT, Inc.	290	5,310
Scentre Group	8,892	26,912
Senior Housing Properties Trust	380	5,917
SL Green Realty Corp.	156	15,247
Starwood Property Trust, Inc.	580	12,157
Summit Hotel Properties, Inc.	350	5,068
Unibail-Rodamco SE	145	34,713
VEREIT, Inc.	1,150	7,820
Vornado Realty Trust	113	7,687
Weyerhaeuser Co.	642	23,613

		630,253

Real Estate Management/Services — 0.0%
Redfin Corp.†	80	1,712

Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	53	7,171
Maui Land & Pineapple Co., Inc.†	320	3,408
Mitsui Fudosan Co., Ltd.	1,200	30,767
RMR Group, Inc., Class A	100	7,440
St. Joe Co.†	350	6,038
Transcontinental Realty Investors, Inc.†	130	5,699

		60,523

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	4,314	16,296

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	48	11,007

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	80	10,868
Caleres, Inc.	150	4,910
L Brands, Inc.	53	1,850
Lojas Renner SA	1,500	13,963
lululemon athletica, Inc.†	100	9,980
Ross Stores, Inc.	1,112	89,905
Tapestry, Inc.	251	13,496

		144,972

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	250	4,655

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	12	7,494
O’Reilly Automotive, Inc.†	47	12,036

		19,530

Retail-Automobile — 0.0%
Copart, Inc.†	200	10,216
Penske Automotive Group, Inc.	100	4,510

		14,726

Retail-Building Products — 0.6%
Floor & Decor Holdings, Inc., Class A†	70	3,891
Foundation Building Materials, Inc.†	310	4,356
Home Depot, Inc.	713	131,762
Kingfisher PLC	11,071	46,123
Lowe’s Cos., Inc.	25	2,061

		188,193

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	97	8,384
Qurate Retail Group, Inc., Class A†	370	8,662

		17,046

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	51	4,927

Retail-Discount — 0.7%
Costco Wholesale Corp.	192	37,855
Dollar General Corp.	1,065	102,804
Ollie’s Bargain Outlet Holdings, Inc.†	110	6,842
Walmart, Inc.	986	87,222

		234,723

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc.	43	2,857

Retail-Gardening Products — 0.0%
Tractor Supply Co.	198	13,464

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	110	3,168

Retail-Major Department Stores — 0.0%
TJX Cos., Inc.	156	13,237

Retail-Office Supplies — 0.0%
Office Depot, Inc.	800	1,832

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	43	10,789

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	110	3,681

Retail-Restaurants — 0.6%
Domino’s Pizza, Inc.	69	16,679
Jack in the Box, Inc.	59	5,292
McDonald’s Corp.	231	38,679
Papa John’s International, Inc.	50	3,100
Restaurant Brands International, Inc.	136	7,401
Sonic Corp.	150	3,887
Starbucks Corp.	330	18,998
Yum! Brands, Inc.	1,094	95,287

		189,323

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	160	3,912
Sumitomo Rubber Industries, Ltd.	700	12,518

		16,430

Satellite Telecom — 0.1%
Eutelsat Communications SA	1,021	22,077
Globalstar, Inc.†	1,000	611

		22,688

Savings & Loans/Thrifts — 0.1%
Beneficial Bancorp, Inc.	540	8,559
Capitol Federal Financial, Inc.	770	9,602
Investors Bancorp, Inc.	750	10,027
Meta Financial Group, Inc.	54	6,002
TFS Financial Corp.	360	5,368

		39,558

Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	120	11,386
Capella Education Co.	43	3,945
Grand Canyon Education, Inc.†	79	8,215

		23,546

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	140	5,106
Marvell Technology Group, Ltd.	1,297	26,018
Maxim Integrated Products, Inc.	574	31,283
MaxLinear, Inc.†	260	5,806
NXP Semiconductors NV†	87	9,126
Power Integrations, Inc.	112	7,594
QUALCOMM, Inc.	217	11,069
Renesas Electronics Corp.†	1,600	16,772
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,987	76,400

		189,174

Semiconductor Equipment — 0.5%
Aehr Test Systems†	400	928
Applied Materials, Inc.	199	9,884
ASML Holding NV (Euronext Amsterdam)	195	36,857
ASML Holding NV (NASDAQ)	32	6,031
Brooks Automation, Inc.	180	4,478
KLA-Tencor Corp.	172	17,499
Lam Research Corp.	101	18,691
MKS Instruments, Inc.	74	7,578
Tokyo Electron, Ltd.	300	57,549

		159,495

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	147	6,791

Software Tools — 0.0%
VMware, Inc., Class A†	82	10,927

Steel Pipe & Tube — 0.0%
Atkore International Group, Inc.†	240	4,265
TimkenSteel Corp.†	190	3,190

		7,455

Steel-Producers — 0.1%
AK Steel Holding Corp.†	500	2,295
Commercial Metals Co.	300	6,303
Reliance Steel & Aluminum Co.	97	8,528
Ryerson Holding Corp.†	240	2,412
Shiloh Industries, Inc.†	220	1,828
United States Steel Corp.	150	5,075

		26,441

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	220	5,665
Finisar Corp.†	220	3,427
Oclaro, Inc.†	380	3,010
Viavi Solutions, Inc.†	540	5,103

		17,205

Telecom Services — 0.0%
Aviat Networks, Inc.†	60	976

Telecommunication Equipment — 0.0%
ARRIS International PLC†	210	5,670

Telephone-Integrated — 1.1%
AT&T, Inc.	495	16,186
GCI Liberty, Inc., Class A†	146	6,512

KT Corp.	704	17,930
Nippon Telegraph & Telephone Corp.	2,000	95,166
SoftBank Group Corp.	300	23,258
Telecom Italia SpA RSP	28,274	24,262
Telefonica Deutschland Holding AG	8,409	40,178
Telefonica SA	3,147	32,041
Telephone & Data Systems, Inc.	200	5,466
Verizon Communications, Inc.	2,287	112,863

		373,862

Television — 0.0%
Nexstar Media Group, Inc., Class A	50	3,113
Sinclair Broadcast Group, Inc., Class A	100	2,835
TEGNA, Inc.	300	3,171

		9,119

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	29	6,087

Textile-Products — 0.0%
Culp, Inc.	120	3,546

Theaters — 0.0%
Cinemark Holdings, Inc.	120	4,700

Therapeutics — 0.0%
Cara Therapeutics, Inc.†	70	866
Mirati Therapeutics, Inc.†	100	3,080
Xencor, Inc.†	120	3,479

		7,425

Tobacco — 0.5%
Altria Group, Inc.	391	21,939
Philip Morris International, Inc.	1,914	156,948
Vector Group, Ltd.	330	6,435

		185,322

Tools-Hand Held — 0.4%
Snap-on, Inc.	47	6,827
Stanley Black & Decker, Inc.	797	112,847

		119,674

Transport-Marine — 0.0%
Kirby Corp.†	100	8,530

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	45	8,210
Central Japan Railway Co.	200	40,169
CSX Corp.	338	20,074
Kansas City Southern	88	9,383
Union Pacific Corp.	294	39,287

		117,123

Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	221	20,339
FedEx Corp.	85	21,012
Hub Group, Inc., Class A†	170	7,472
United Parcel Service, Inc., Class B	117	13,279

		62,102

Vitamins & Nutrition Products — 0.0%
Natural Health Trends Corp.	150	2,784
USANA Health Sciences, Inc.†	50	5,278

		8,062

Water — 0.1%
American Water Works Co., Inc.	478	41,385

Web Hosting/Design — 0.0%
Endurance International Group Holdings, Inc.†	260	1,911
NIC, Inc.	220	3,267

		5,178

Web Portals/ISP — 1.3%
Alphabet, Inc., Class A†	126	128,341
Alphabet, Inc., Class C†	249	253,315
Baidu, Inc. ADR†	126	31,613
NAVER Corp.	20	13,342
Yahoo Japan Corp.	4,800	19,745

		446,356

Wire & Cable Products — 0.1%
Prysmian SpA	864	25,368

Wireless Equipment — 0.2%
GN Store Nord A/S	1,085	38,044
Gogo, Inc.†	250	2,355
InterDigital, Inc.	89	6,626
Quantenna Communications, Inc.†	140	1,774
Ubiquiti Networks, Inc.†	70	4,988
ViaSat, Inc.†	70	4,479

		58,266

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	160	1,458

Total Common Stocks (cost $26,572,497)		26,722,004

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Sempra Energy 6.00%	60	6,170

Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	273	15,779

Medical Products — 0.0%
Becton Dickinson and Co. 6.13%	109	6,578

Total Convertible Preferred Securities (cost $27,620)		28,527

U.S. CORPORATE BONDS & NOTES — 6.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	$50,000	49,023

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	26,675

Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	5,000	4,904
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	19,847

		24,751

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	24,334

Auto-Cars/Light Trucks — 0.2%
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	25,000	24,976
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	24,919
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	34,867

		84,762

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	35,000	33,971
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	75,000	72,997

		106,968

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	75,000	74,130

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	25,000	24,829
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	15,000	14,200

		39,029

Computers — 0.1%
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	46,817

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	5,000	4,899

Diversified Banking Institutions — 1.0%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	75,000	73,105
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	75,000	72,900
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	73,299
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	75,000	69,828
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	71,303

		360,435

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 2.70% due 10/09/2022	75,000	72,371

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	25,000	24,061

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	24,234

Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	33,983

Electric-Integrated — 0.6%
Berkshire Hathaway Energy Co. Senior Bonds 3.80% due 07/15/2048*	25,000	23,364
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	23,999
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	45,318
Eversource Energy Senior Notes 3.30% due 01/15/2028	5,000	4,731
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	23,912
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	25,445
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	29,690

Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	24,651

		201,110

Electronic Components-Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	9,669

Electronic Measurement Instruments — 0.1%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	25,464

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	23,840

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	34,234
Discover Financial Services Senior Notes 3.85% due 11/21/2022	18,000	17,823

		52,057

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	14,604

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	19,841

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	25,000	23,108

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	29,600

Insurance-Life/Health — 0.1%
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023*	10,000	9,966
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	24,261

		34,227

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	25,354

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	24,682

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	14,734

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	24,522

Medical Products — 0.2%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	25,000	24,679
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	47,362

		72,041

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	25,000	24,529

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	24,297

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	24,581
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	15,000	14,436
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	26,970

		65,987

Medical-Hospitals — 0.0%
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	9,666

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 3.95% due 02/16/2028	5,000	4,894

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 5.65% due 08/15/2020	25,000	26,287

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	5,000	4,757

Oil Companies-Exploration & Production — 0.2%
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	25,000	23,890
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	24,303
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	25,198

		73,391

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	20,000	20,318
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	25,000	23,768

		44,086

Pipelines — 0.1%
Transcontinental Gas Pipe Line Co LLC Senior Notes 4.60% due 03/15/2048*	20,000	19,251

Publishing-Books — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	9,904

Real Estate Investment Trusts — 0.3%
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	51,240
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	23,870
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	14,651
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	5,000	4,675
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	5,000	4,778
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	23,194

		122,408

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	23,745

Special Purpose Entity — 0.1%
AIG Global Funding Senior Sec. Notes 2.15% due 07/02/2020*	25,000	24,467

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	34,926

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	25,000	24,410
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	50,000	53,302

		77,712

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	50,000	48,103

Transport-Rail — 0.1%
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	24,472

Total U.S. Corporate Bonds & Notes (cost $2,322,412)		2,254,207

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020	25,000	24,862

Banks-Commercial — 0.3%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	34,858
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	34,867
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	49,221

		118,946

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	1,931

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,511

Insurance Brokers — 0.1%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	24,910

Oil Companies-Exploration & Production — 0.1%
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	23,890

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.52% due 09/19/2022	25,000	24,175
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022	50,000	51,765
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	24,593

		100,533

Total Foreign Corporate Bonds & Notes (cost $352,172)		347,583

U.S. GOVERNMENT AGENCIES — 0.5%
Federal National Mtg. Assoc. — 0.4%
1.25% due 08/17/2021	175,000	166,864

Government National Mtg. Assoc. — 0.1%
3.00% due 07/20/2047	3,801	3,710
4.50% due 02/20/2046	14,117	14,821

		18,531

Total U.S. Government Agencies (cost $188,820)		185,395

U.S. GOVERNMENT TREASURIES — 12.1%
United States Treasury Bonds — 4.0%
2.25% due 08/15/2046	30,000	25,227
2.50% due 02/15/2045	33,500	29,886
2.50% due 02/15/2046	23,000	20,445
2.50% due 05/15/2046	30,200	26,823
2.75% due 08/15/2042	23,000	21,727
2.75% due 11/15/2042	45,000	42,467
2.75% due 08/15/2047	235,000	219,321
2.75% due 11/15/2047	35,300	32,936
2.88% due 08/15/2045	29,000	27,830
3.00% due 05/15/2042	23,000	22,739
3.00% due 11/15/2044	30,000	29,521
3.00% due 05/15/2045	27,000	26,553
3.00% due 11/15/2045	25,000	24,575
3.00% due 05/15/2047	35,700	35,043
3.13% due 11/15/2041	366,000	369,803
3.13% due 02/15/2042	24,000	24,243
3.13% due 02/15/2043	23,000	23,180
3.13% due 08/15/2044	30,000	30,203
3.38% due 05/15/2044	27,000	28,389
3.50% due 02/15/2039	61,000	65,577
3.63% due 08/15/2043	26,000	28,469
3.63% due 02/15/2044	26,000	28,487
3.75% due 11/15/2043	29,000	32,398
4.25% due 11/15/2040	15,000	17,927
4.38% due 05/15/2040	15,000	18,206
4.38% due 05/15/2041	10,000	12,180
4.50% due 02/15/2036	8,000	9,682
4.50% due 05/15/2038	20,000	24,500
4.63% due 02/15/2040	15,000	18,794
4.75% due 02/15/2037	5,800	7,273
5.38% due 02/15/2031	27,500	34,561
5.50% due 08/15/2028	10,500	12,877

		1,371,842

United States Treasury Notes — 8.1%
1.00% due 03/15/2019	200,000	197,828
1.38% due 12/15/2019	200,000	196,609
1.38% due 04/30/2020	245,000	239,641
1.38% due 09/15/2020	380,000	369,743
1.63% due 08/31/2022	200,000	190,844
1.75% due 10/31/2018	7,500	7,488
1.75% due 09/30/2019	270,000	267,500
1.75% due 12/31/2020	60,000	58,699
1.88% due 09/30/2022	195,000	187,847
2.00% due 02/15/2023	165,000	159,251
2.13% due 12/31/2022	260,000	252,627
2.25% due 11/15/2025	130,000	124,140
2.25% due 02/15/2027	25,000	23,677
2.25% due 08/15/2027	190,000	179,439
2.25% due 11/15/2027	90,000	84,860
2.63% due 08/15/2020	50,000	50,086
2.63% due 02/28/2023	220,000	218,444

		2,808,723

Total U.S. Government Treasuries (cost $4,239,901)		4,180,565

MUNICIPAL BONDS & NOTES — 0.7%
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	55,120
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	25,390
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	30,000	36,111
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	25,000	30,677
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	4,768
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	74,675

Virginia Commonwealth University Health System Authority Revenue Bonds 4.96% due 01/01/2044	25,000	27,859

Total Municipal Bonds & Notes (cost $259,904)		254,600

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional Authority — 0.4%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	75,000	72,139
Province of Ontario, Canada Notes 2.20% due 10/03/2022	75,000	71,908

Total Foreign Government Obligations (cost $149,570)		144,047

REGISTERED INVESTMENT COMPANIES — 0.1%
Altaba, Inc.† (cost $16,460)	230	16,118

RIGHTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Zion Oil & Gas, Inc.† Expires 05/31/2018 (cost $0)	70	45

Total Long-Term Investment Securities (cost $34,129,356)		34,133,091

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(1)	772,869	772,869

T. Rowe Price Treasury Reserve Fund 1.68%(1)	1,006	1,006

Total Short-Term Investment Securities (cost $773,875)		773,875

TOTAL INVESTMENTS (cost $34,903,231)	100.6%	34,906,966
Liabilities in excess of other assets	(0.6)	(208,284)

NET ASSETS	100.0%	$34,698,682

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $356,929 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of April 30, 2018.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
Euronext	Amsterdam — Euronext Stock Exchange, Amsterdam
GDR	— Global Depositary Receipt
NASDAQ	— National Association of Securities Dealers Automated Quotations
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$21,151,464	$5,570,540	**	$—	$26,722,004
Convertible Preferred Securities	28,527	—		—	28,527
U.S. Corporate Bonds & Notes	—	2,254,207		—	2,254,207
Foreign Corporate Bonds & Notes	—	347,583		—	347,583
U.S. Government Agencies	—	185,395		—	185,395
U.S. Government Treasuries	—	4,180,565		—	4,180,565
Municipal Bonds & Notes	—	254,600		—	254,600
Foreign Government Obligations	—	144,047		—	144,047
Registered Investment Companies	16,118	—		—	16,118
Rights	—	45		—	45
Short-Term Investment Securities	773,875	—		—	773,875

Total Investments at Value	$21,969,984	$12,936,982		$—	$34,906,966

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,440,959 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 56.2%
Advertising Agencies — 0.2%
WPP PLC	111,562	$1,910,635

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	11,067	809,449

Aerospace/Defense — 1.2%
Boeing Co.	30,973	10,331,354
Meggitt PLC	227,832	1,479,116
Northrop Grumman Corp.	10,056	3,238,434

		15,048,904

Aerospace/Defense-Equipment — 0.2%
Harris Corp.	12,611	1,972,613
L3 Technologies, Inc.	1,089	213,313

		2,185,926

Agricultural Biotech — 0.0%
Calyxt, Inc.†	257	4,320

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	26,374	1,023,311
Incitec Pivot, Ltd.	6,000	17,069
Nutrien, Ltd.	606	27,591
Yara International ASA	685	28,769

		1,096,740

Agricultural Operations — 0.1%
Bunge, Ltd.	20,161	1,456,229

Airlines — 0.6%
Alaska Air Group, Inc.	13,262	861,102
American Airlines Group, Inc.	88,650	3,805,744
Delta Air Lines, Inc.	33,461	1,747,333
United Continental Holdings, Inc.†	9,861	666,012

		7,080,191

Apparel Manufacturers — 0.5%
Burberry Group PLC	61,827	1,550,145
Kering SA	3,093	1,784,227
Moncler SpA	34,091	1,537,876
Samsonite International SA	206,100	933,742

		5,805,990

Applications Software — 2.6%
CDK Global, Inc.	3,398	221,686
Intuit, Inc.	16,880	3,119,255
Microsoft Corp.	213,152	19,933,975
Red Hat, Inc.†	13,364	2,179,134
salesforce.com, Inc.†	33,983	4,111,603
ServiceNow, Inc.†	16,344	2,715,392

		32,281,045

Athletic Footwear — 0.1%
NIKE, Inc., Class B	13,687	936,054

Audio/Video Products — 0.2%
Panasonic Corp.	119,300	1,767,960
Sony Corp.	16,100	792,887

		2,560,847

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	10,732	1,197,793
Ferrari NV	2,553	313,202
Honda Motor Co., Ltd.	39,100	1,342,939
Suzuki Motor Corp.	23,300	1,254,268
Tesla, Inc.†	4,103	1,205,872
Toyota Motor Corp.	43,300	2,836,270

		8,150,344

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	11,716	745,958

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	12,000	651,316
Aptiv PLC	7,373	623,608
Autoliv, Inc. SDR	8,737	1,177,600
Koito Manufacturing Co., Ltd.	8,100	543,884
Magna International, Inc.	58,363	3,443,417

		6,439,825

Banks-Commercial — 2.0%
ABN AMRO Group NV CVA*	41,746	1,294,520
Australia & New Zealand Banking Group, Ltd.	95,089	1,914,765
Commerzbank AG†	38,304	493,981
Danske Bank A/S	41,428	1,443,330
DBS Group Holdings, Ltd.	99,300	2,293,945
DNB ASA	129,031	2,406,824
Erste Group Bank AG	23,753	1,160,434
First Republic Bank	13,170	1,223,098
ING Groep NV	153,119	2,568,858
Intesa Sanpaolo SpA	471,627	1,793,027
National Bank of Canada	37,500	1,781,027
Nordea Bank AB	200,835	2,037,190
Standard Chartered PLC	86,157	907,537
Sumitomo Mitsui Trust Holdings, Inc.	29,100	1,235,519
SVB Financial Group†	521	156,097
Svenska Handelsbanken AB, Class A	144,541	1,613,704
United Overseas Bank, Ltd.	52,500	1,185,823

		25,509,679

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	16,557	902,522
Northern Trust Corp.	1,025	109,419
State Street Corp.	34,550	3,447,399

		4,459,340

Banks-Super Regional — 1.1%
Capital One Financial Corp.	3,308	299,771
Fifth Third Bancorp	55,728	1,848,498
KeyCorp	56,923	1,133,906
PNC Financial Services Group, Inc.	20,609	3,000,877
US Bancorp	36,923	1,862,765
Wells Fargo & Co.	117,852	6,123,590

		14,269,407

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	19,279	833,045
Dr Pepper Snapple Group, Inc.	6,931	831,443
Monster Beverage Corp.†	761	41,855
PepsiCo, Inc.	10,933	1,103,577

		2,809,920

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	2,474	576,764
Diageo PLC	53,503	1,903,090

		2,479,854

Brewery — 0.1%
Kirin Holdings Co., Ltd.	26,700	748,419

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	3,697	202,189

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	57,132	1,935,061

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	1,334	259,823
Vulcan Materials Co.	2,596	289,947

		549,770

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	15,944	843,278
Lennar Corp., Class B	102	4,355
NVR, Inc.†	26	80,600
Persimmon PLC	46,146	1,722,176

		2,650,409

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	2,471	670,358
Comcast Corp., Class A	57,071	1,791,459
Liberty Broadband Corp., Class C†	6,402	453,838
Liberty Global PLC, Class A†	19,875	599,032

		3,514,687

Casino Hotels — 0.1%
MGM Resorts International	28,143	884,253
Wynn Resorts, Ltd.	4,311	802,665

		1,686,918

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	39,750	734,978
Telstra Corp., Ltd.	107,010	255,121
Vodafone Group PLC ADR	95,650	2,813,066

		3,803,165

Chemicals-Diversified — 0.8%
Asahi Kasei Corp.	119,900	1,651,204
BASF SE	16,693	1,734,260
Covestro AG*	8,473	770,025
Croda International PLC	696	42,522
DowDuPont, Inc.	55,463	3,507,480
Johnson Matthey PLC	30,140	1,363,591
Koninklijke DSM NV	352	36,323
Orion Engineered Carbons SA	515	13,802
PPG Industries, Inc.	6,594	698,173
Symrise AG	312	25,200
Tosoh Corp.	15,800	280,293
Westlake Chemical Corp.	150	16,045

		10,138,918

Chemicals-Specialty — 0.1%
GCP Applied Technologies, Inc.†	480	13,752
SGL Carbon AG†	620	8,340
Umicore SA	28,022	1,558,404
Valvoline, Inc.	3,851	78,098
Victrex PLC	651	23,408

		1,682,002

Coal — 0.0%
Warrior Met Coal, Inc.	649	15,089

Coatings/Paint — 0.1%
Akzo Nobel NV	432	38,888
RPM International, Inc.	3,150	152,145
Sherwin-Williams Co.	2,429	893,046

		1,084,079

Commercial Services — 0.1%
Cintas Corp.	1,834	312,330
CoStar Group, Inc.†	798	292,595
Nielsen Holdings PLC	4,183	131,555

		736,480

Commercial Services-Finance — 0.5%
Equifax, Inc.	1,649	184,770
FleetCor Technologies, Inc.†	3,250	673,660
Global Payments, Inc.	12,660	1,431,213
IHS Markit, Ltd.†	430	21,126
PayPal Holdings, Inc.†	31,468	2,347,827
S&P Global, Inc.	5,071	956,391
TransUnion†	2,076	134,753
Worldpay, Inc., Class A†	11,672	948,000

		6,697,740

Computer Aided Design — 0.1%
Synopsys, Inc.†	14,984	1,281,282

Computer Services — 0.2%
Accenture PLC, Class A	6,681	1,010,167
Infosys, Ltd. ADR	63,550	1,122,929

		2,133,096

Computers — 0.5%
Apple, Inc.	35,585	5,880,777
Hewlett Packard Enterprise Co.	24,424	416,429

		6,297,206

Consulting Services — 0.0%
Gartner, Inc.†	2,438	295,705

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	9,716	1,005,995

Containers-Metal/Glass — 0.1%
Ball Corp.	16,227	650,540
Vidrala SA	257	26,915

		677,455

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	97,308	1,004,190
Graphic Packaging Holding Co.	743	10,625
Orora, Ltd.	8,461	21,223
Sealed Air Corp.	3,524	154,527

		1,190,565

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	2,259	147,354
Essity AB, Class B	36,463	923,068
L’Oreal SA	8,677	2,078,095
Pola Orbis Holdings, Inc.	15,500	675,814
Procter & Gamble Co.	11,999	868,008
Unilever PLC	80,301	4,499,937

		9,192,276

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	31,703	1,695,159
Royal Caribbean Cruises, Ltd.	9,378	1,014,606

		2,709,765

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	13,715	1,302,513
Fiserv, Inc.†	19,374	1,372,842

		2,675,355

Diagnostic Equipment — 0.7%
Danaher Corp.	47,051	4,720,156
Thermo Fisher Scientific, Inc.	17,764	3,736,658

		8,456,814

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	34,654	2,645,684

Diamonds/Precious Stones — 0.0%
Lucara Diamond Corp.	12,560	19,858
Petra Diamonds, Ltd.†	13,104	12,310

		32,168

Distribution/Wholesale — 0.0%
HD Supply Holdings, Inc.†	4,290	166,066

Diversified Banking Institutions — 2.6%
Bank of America Corp.	69,340	2,074,653
Barclays PLC ADR	29,400	339,276
BNP Paribas SA	39,116	3,014,815
Citigroup, Inc.	69,794	4,764,836
JPMorgan Chase & Co.	87,812	9,552,189
Lloyds Banking Group PLC	2,200,889	1,956,135
Macquarie Group, Ltd.	18,281	1,484,834
Mitsubishi UFJ Financial Group, Inc.	339,500	2,274,507
Morgan Stanley	130,461	6,734,397

		32,195,642

Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	4,479	274,787
ALS, Ltd.	4,595	26,876
Carlisle Cos., Inc.	204	21,977
General Electric Co.	961	13,521
Pentair PLC	5,034	338,687
Siemens AG	27,635	3,515,443
Textron, Inc.	12,083	750,838

		4,942,129

Diversified Minerals — 0.3%
Anglo American PLC	5,814	136,451
BHP Billiton PLC	57,414	1,217,036
BHP Billiton, Ltd.	24,331	566,379
Independence Group NL	305,395	1,181,792
Lundin Mining Corp.	12,346	81,733
Sumitomo Metal Mining Co., Ltd.	1,100	46,874
Teck Resources, Ltd., Class B	4,930	123,891
Western Areas, Ltd.	9,974	25,911

		3,380,067

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	158,500	1,871,982

E-Commerce/Products — 2.2%
Alibaba Group Holding, Ltd. ADR†	38,823	6,931,458
Amazon.com, Inc.†	13,489	21,125,528

		28,056,986

E-Commerce/Services — 0.9%
Booking Holdings, Inc.†	4,801	10,456,578
Ctrip.com International, Ltd. ADR†	3,282	134,234
Expedia, Inc.	2,165	249,278

		10,840,090

E-Marketing/Info — 0.1%
CyberAgent, Inc.	17,200	942,797

Electric Products-Misc. — 0.1%
Legrand SA	14,257	1,105,633

Electric-Distribution — 0.3%
Sempra Energy	29,449	3,292,398

Electric-Generation — 0.3%
E.ON SE	51,848	566,987
Electric Power Development Co., Ltd.	42,600	1,155,490
Engie SA	113,840	1,995,114
Sembcorp Industries, Ltd.	105,200	244,096

		3,961,687

Electric-Integrated — 1.0%
American Electric Power Co., Inc.	4,178	292,376
CMS Energy Corp.	440	20,764
DTE Energy Co.	2,984	314,514
Entergy Corp.	13,501	1,101,547
Eversource Energy	23,838	1,436,239
NextEra Energy, Inc.	25,735	4,218,224
PG&E Corp.	33,092	1,525,541
Southern Co.	20,953	966,352
SSE PLC	31,270	593,439
Westar Energy, Inc.	25,855	1,400,824
Xcel Energy, Inc.	4,577	214,387

		12,084,207

Electric-Transmission — 0.0%
Terna Rete Elettrica Nazionale SpA	2,932	17,570

Electronic Components-Misc. — 0.4%
Corning, Inc.	26,235	708,870
Koninklijke Philips NV	75,052	3,168,296
Omron Corp.	21,700	1,173,997
Sensata Technologies Holding PLC†	3,232	163,927

		5,215,090

Electronic Components-Semiconductors — 1.2%
Broadcom, Inc.	29,229	6,705,717
Intel Corp.	40,808	2,106,509
Microchip Technology, Inc.	14,184	1,186,633
Samsung Electronics Co., Ltd.	966	2,392,177
Texas Instruments, Inc.	29,286	2,970,479

		15,361,515

Electronic Connectors — 0.0%
Amphenol Corp., Class A	4,269	357,358
TE Connectivity, Ltd.	2,224	204,052

		561,410

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	28,165	1,851,567
Fortive Corp.	16,659	1,171,294
Keysight Technologies, Inc.†	31,506	1,628,230

		4,651,091

Energy-Alternate Sources — 0.0%
Siemens Gamesa Renewable Energy SA	594	10,169

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	287	16,672
WorleyParsons, Ltd.	71,408	868,337

		885,009

Enterprise Software/Service — 0.1%
Black Knight, Inc.†	3,503	170,421
Oracle Corp.	14,125	645,089
Workday, Inc., Class A†	8,084	1,009,206

		1,824,716

Entertainment Software — 0.2%
Activision Blizzard, Inc.	12,165	807,148
Electronic Arts, Inc.†	14,340	1,691,833
Take-Two Interactive Software, Inc.†	728	72,589

		2,571,570

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	13,370	348,957

Finance-Consumer Loans — 0.1%
Synchrony Financial	30,795	1,021,470

Finance-Credit Card — 1.1%
Credit Saison Co., Ltd.	38,800	695,851
Mastercard, Inc., Class A	32,581	5,808,215
Visa, Inc., Class A	58,467	7,418,293

		13,922,359

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	46,157	2,570,022
Close Brothers Group PLC	9,907	208,930
Raymond James Financial, Inc.	2,725	244,569
TD Ameritrade Holding Corp.	56,773	3,297,943

		6,321,464

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	124,400	792,195

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	1,991	73,329

Finance-Other Services — 0.4%
CBOE Holdings, Inc.	2,568	274,211
CME Group, Inc.	1,145	180,544
Intercontinental Exchange, Inc.	52,395	3,796,542
Nasdaq, Inc.	2,551	225,304

		4,476,601

Food-Catering — 0.1%
Compass Group PLC	55,758	1,195,968

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	91,060	6,383,306

Food-Misc./Diversified — 0.6%
Cal-Maine Foods, Inc.†	589	28,684
Kraft Heinz Co.	8,795	495,862
Mondelez International, Inc., Class A	16,943	669,249
Nestle SA	69,365	5,362,542
Wilmar International, Ltd.	410,800	1,005,033

		7,561,370

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	41,600	1,827,359

Gas-Distribution — 0.2%
Atmos Energy Corp.	4,557	395,958
Italgas SpA	5,078	32,794
National Grid PLC	124,223	1,438,773
NiSource, Inc.	33,642	820,528

		2,688,053

Gold Mining — 0.1%
Acacia Mining PLC	2,047	4,054
Alamos Gold, Inc., Class A	7,424	40,128
Alamos Gold, Inc., Class A	2,533	13,678
B2Gold Corp.†	15,900	45,696
Centamin PLC	35,934	77,476
Centerra Gold, Inc.†	1,725	10,533
Detour Gold Corp.†	3,830	27,682
Dundee Precious Metals, Inc.†	4,500	11,426
Evolution Mining, Ltd.	41,650	100,199
Franco-Nevada Corp.	2,699	191,439
Guyana Goldfields, Inc.†	2,500	9,697
Highland Gold Mining, Ltd.	1,161	2,345
Kirkland Lake Gold, Ltd.	7,416	129,381
New Gold, Inc.†	6,149	14,389
Northern Star Resources, Ltd.	19,979	95,748
OceanaGold Corp.	3,640	9,809
Osisko Gold Royalties, Ltd.	2,503	24,427
Randgold Resources, Ltd.	2,579	208,841
Regis Resources, Ltd.	7,801	27,585
Royal Gold, Inc.	647	57,453
Saracen Mineral Holdings, Ltd.†	25,988	36,758
SEMAFO, Inc.†	8,969	27,802

		1,166,546

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	11,111	652,327

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	11,831	932,756
Marriott International, Inc., Class A	15,547	2,124,964

		3,057,720

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	44,900	1,034,107

Import/Export — 0.3%
Mitsubishi Corp.	46,400	1,283,409
Sumitomo Corp.	163,800	2,947,997

		4,231,406

Industrial Gases — 0.2%
Air Liquide SA	10,015	1,301,186
Air Products & Chemicals, Inc.	4,121	668,797
Praxair, Inc.	352	53,687

		2,023,670

Instruments-Controls — 0.3%
Honeywell International, Inc.	22,182	3,209,292

Instruments-Scientific — 0.0%
Hamamatsu Photonics KK	15,100	582,493

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	35,471	2,890,887
Willis Towers Watson PLC	18,022	2,676,447

		5,567,334

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	184,200	1,644,569
Aviva PLC	178,776	1,299,650
Brighthouse Financial, Inc.†	1,318	66,928
Challenger, Ltd.	139,131	1,123,309
Prudential PLC	95,128	2,439,783
Sun Life Financial, Inc.	43,997	1,816,146

		8,390,385

Insurance-Multi-line — 1.4%
AXA SA	110,918	3,170,693
Chubb, Ltd.	26,224	3,557,810
CNA Financial Corp.	2,318	116,966
Direct Line Insurance Group PLC	281,322	1,446,694
Hartford Financial Services Group, Inc.	35,297	1,900,390
Loews Corp.	4,272	224,109
MetLife, Inc.	50,304	2,397,992
Ping An Insurance Group Co. of China, Ltd.	128,500	1,254,972
Storebrand ASA	160,755	1,372,570
Voya Financial, Inc.	8,648	452,723
Zurich Insurance Group AG	5,149	1,642,486

		17,537,405

Insurance-Property/Casualty — 0.5%
Berkshire Hathaway, Inc., Class B†	6,359	1,231,929
Progressive Corp.	13,780	830,796
RSA Insurance Group PLC	157,356	1,422,254
Tokio Marine Holdings, Inc.	40,500	1,910,469
XL Group, Ltd.	6,236	346,659

		5,742,107

Insurance-Reinsurance — 0.3%
Muenchener Rueckversicherungs-Gesellschaft AG	14,583	3,341,521

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	85,400	4,192,839

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	70,346	12,099,512
Netflix, Inc.†	10,697	3,342,385
YY, Inc., ADR†	10,644	1,025,975

		16,467,872

Internet Content-Information/News — 0.0%
Kakaku.com, Inc.	31,700	604,444

Internet Security — 0.1%
Symantec Corp.	22,924	637,058

Investment Companies — 0.1%
Bradespar SA (Preference Shares)	1,625	16,495
Melrose Industries PLC	232,639	728,750

		745,245

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	883	123,805
BlackRock, Inc.	340	177,310
Franklin Resources, Inc.	4,441	149,395
GAM Holding AG	44,950	717,609

		1,168,119

Machine Tools & Related Products — 0.1%
Sandvik AB	1,165	19,819
THK Co., Ltd.	45,300	1,584,064

		1,603,883

Machinery-Electrical — 0.4%
ABB, Ltd.	75,511	1,759,271
Mitsubishi Electric Corp.	180,000	2,763,705
SMC Corp.	2,800	1,066,879

		5,589,855

Machinery-Farming — 0.0%
AGCO Corp.	367	23,004

Machinery-General Industrial — 0.2%
Krones AG	178	22,810
Roper Technologies, Inc.	9,945	2,627,370
Wabtec Corp.	2,066	183,481

		2,833,661

Machinery-Pumps — 0.0%
Flowserve Corp.	8,085	359,055

Medical Instruments — 0.5%
Elekta AB, Series B	76,065	863,515
Intuitive Surgical, Inc.†	7,571	3,337,145
Medtronic PLC	28,680	2,298,129

		6,498,789

Medical Labs & Testing Services — 0.0%
Miraca Holdings, Inc.	15,200	590,152

Medical Products — 1.1%
Abbott Laboratories	7,963	462,889
Becton Dickinson and Co.	27,061	6,274,634
Cooper Cos., Inc.	3,370	770,753
Hologic, Inc.†	22,445	870,642
Siemens Healthineers AG†*	23,820	928,679
Stryker Corp.	28,022	4,747,487

		14,055,084

Medical-Biomedical/Gene — 0.8%
Alexion Pharmaceuticals, Inc.†	18,052	2,123,457
Amgen, Inc.	3,043	530,943
Biogen, Inc.†	1,673	457,733
BioMarin Pharmaceutical, Inc.†	1,260	105,223
Celgene Corp.†	7,091	617,626
CSL, Ltd.	6,129	782,611
Gilead Sciences, Inc.	13,429	969,977
Illumina, Inc.†	85	20,479
Incyte Corp.†	1,974	122,269
Regeneron Pharmaceuticals, Inc.†	28	8,503
Shire PLC ADR	9,439	1,504,860
Vertex Pharmaceuticals, Inc.†	20,221	3,097,048

		10,340,729

Medical-Drugs — 2.6%
AbbVie, Inc.	8,786	848,288
Allergan PLC	3,490	536,238
Astellas Pharma, Inc.	157,600	2,309,643
Bayer AG	34,267	4,102,088
Bristol-Myers Squibb Co.	4,036	210,397
Eli Lilly & Co.	5,909	479,043
GlaxoSmithKline PLC ADR	48,005	1,925,481
Johnson & Johnson	32,496	4,110,419
Merck & Co., Inc.	52,752	3,105,510
Novartis AG	47,870	3,681,977
Novo Nordisk A/S, Class B	18,141	851,735
Pfizer, Inc.	95,568	3,498,744
Roche Holding AG	18,089	4,013,257
Sanofi	26,416	2,085,079
Zoetis, Inc.	8,749	730,367

		32,488,266

Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	3,978	310,841

Medical-HMO — 1.2%
Aetna, Inc.	7,368	1,319,240
Anthem, Inc.	13,626	3,215,600
Centene Corp.†	1,907	207,062
Cigna Corp.	13,112	2,252,904
Humana, Inc.	3,693	1,086,407
UnitedHealth Group, Inc.	30,493	7,208,545

		15,289,758

Medical-Hospitals — 0.1%
Envision Healthcare Corp.†	8,851	328,992
HCA Healthcare, Inc.	3,567	341,504
Universal Health Services, Inc., Class B	913	104,265

		774,761

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,040	94,203
McKesson Corp.	1,154	180,267

		274,470

Metal Processors & Fabrication — 0.0%
Aurubis AG	277	24,676
Sims Metal Management, Ltd.	1,191	14,443

		39,119

Metal Products-Distribution — 0.0%
Granges AB	1,535	21,428
Worthington Industries, Inc.	437	19,459

		40,887

Metal-Aluminum — 0.0%
Alumina, Ltd.	36,472	71,874
Norsk Hydro ASA	6,493	40,261

		112,135

Metal-Copper — 0.1%
Antofagasta PLC	59,560	792,262
First Quantum Minerals, Ltd.	5,938	85,558
Freeport-McMoRan, Inc.	6,600	100,386
HudBay Minerals, Inc.	1,658	11,583
KAZ Minerals PLC†	2,786	35,220
OZ Minerals, Ltd.	5,123	35,553
Southern Copper Corp.	3,353	177,072

		1,237,634

Metal-Diversified — 0.2%
Boliden AB	4,094	142,316
Glencore PLC	45,221	217,707
Rio Tinto PLC	5,475	296,662
Rio Tinto, Ltd.	10,200	610,813
Sandfire Resources NL	3,445	20,493
South32, Ltd.	324,713	904,462

		2,192,453

Metal-Iron — 0.0%
Ferrexpo PLC	4,495	14,511
Fortescue Metals Group, Ltd.	21,421	73,258
Labrador Iron Ore Royalty Corp.	907	15,435
Vale SA	11,203	155,643

		258,847

Mining Services — 0.0%
Eramet†	158	27,392

Multimedia — 0.3%
Time Warner, Inc.	12,874	1,220,455
Twenty-First Century Fox, Inc., Class A	5,632	205,906
Twenty-First Century Fox, Inc., Class B	32,218	1,162,103
Walt Disney Co.	6,273	629,370

		3,217,834

Networking Products — 0.4%
Cisco Systems, Inc.	111,228	4,926,288
Telefonaktiebolaget LM Ericsson, Class B	94,693	718,102

		5,644,390

Non-Ferrous Metals — 0.0%
Materion Corp.	294	14,920
Mitsubishi Materials Corp.	1,100	33,567

		48,487

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	8,421	608,838

Oil Companies-Exploration & Production — 0.4%
Advantage Oil & Gas, Ltd.†	4,720	15,035
Apache Corp.	5,045	206,593
ARC Resources, Ltd.	2,650	29,556
Cairn Energy PLC†	7,129	22,181
Canadian Natural Resources, Ltd.	1,469	53,001
Centennial Resource Development, Inc., Class A†	2,037	37,684
Cimarex Energy Co.	208	20,923
Concho Resources, Inc.†	2,283	358,910
ConocoPhillips	7,904	517,712
Continental Resources, Inc.†	3,459	228,502
Crew Energy, Inc.†	3,095	6,291
Devon Energy Corp.	600	21,798
Diamondback Energy, Inc.†	2,482	318,813
Encana Corp.	2,677	33,409

Energen Corp.†	240	15,706
EOG Resources, Inc.	22,675	2,679,505
Hess Corp.	8,417	479,685
Jagged Peak Energy, Inc.†	1,449	20,764
Kelt Exploration, Ltd.†	2,950	18,656
Kosmos Energy, Ltd.†	5,050	35,552
Lundin Petroleum AB†	887	24,496
Matador Resources Co.†	778	25,472
Noble Energy, Inc.	837	28,316
Occidental Petroleum Corp.	3,630	280,454
Peyto Exploration & Development Corp.	1,829	17,294
Pioneer Natural Resources Co.	229	46,155
RSP Permian, Inc.†	1,135	56,307
Seven Generations Energy, Ltd., Class A†	2,623	37,426
Venture Global LNG, Inc.†(1)(12)(13)	3	9,060

		5,645,256

Oil Companies-Integrated — 1.5%
BP PLC	10,150	74,992
BP PLC ADR	15,908	709,338
Chevron Corp.	32,682	4,088,845
Exxon Mobil Corp.	37,093	2,883,981
Galp Energia SGPS SA	2,498	47,841
Royal Dutch Shell PLC, Class B ADR	34,870	2,525,285
Statoil ASA	42,583	1,089,826
Suncor Energy, Inc.	1,029	39,339
TOTAL SA	65,689	4,125,032
TOTAL SA ADR	55,627	3,482,806

		19,067,285

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	406	16,829

Oil Refining & Marketing — 0.4%
Andeavor	13,821	1,911,721
DCC PLC	13,566	1,304,924
Marathon Petroleum Corp.	12,323	923,116
Valero Energy Corp.	7,285	808,125

		4,947,886

Oil-Field Services — 0.1%
Baker Hughes a GE Co., LLC	793	28,635
C&J Energy Services, Inc.†	500	14,930
Frank’s International NV	1,372	9,590
Halliburton Co.	519	27,502
Schlumberger, Ltd.	7,850	538,196
TechnipFMC PLC	650	21,424

		640,277

Paper & Related Products — 0.3%
International Paper Co.	50,736	2,615,948
Mondi PLC	749	20,849
Stora Enso Oyj, Class R	77,724	1,535,330

		4,172,127

Pharmacy Services — 0.2%
CVS Health Corp.	30,590	2,136,099
Express Scripts Holding Co.†	5,544	419,681

		2,555,780

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	5,000	580,110

Pipelines — 0.3%
Koninklijke Vopak NV	726	35,656
Plains GP Holdings LP, Class A	15,771	381,974
TransCanada Corp.	66,094	2,805,690

		3,223,320

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	2,577	267,647

Precious Metals — 0.0%
Roxgold, Inc.†	2,022	1,827

Private Equity — 0.0%
KKR & Co. LP	4,643	97,224

Real Estate Investment Trusts — 1.3%
Acadia Realty Trust	3,586	84,630
Alexander & Baldwin, Inc.	1,529	35,014
Alexandria Real Estate Equities, Inc.	773	96,293
Allied Properties Real Estate Investment Trust	850	27,461
American Campus Communities, Inc.	2,842	111,151
American Tower Corp.	6,078	828,796
AvalonBay Communities, Inc.	3,521	573,923
Boston Properties, Inc.	1,392	169,003
Camden Property Trust	1,752	149,621
Canadian Apartment Properties REIT	1,037	29,916
CapitaLand Mall Trust	34,800	55,010
Charter Hall Retail REIT	11,719	34,805
Concentradora Fibra Danhos SA de CV	21,010	37,376
Crown Castle International Corp.	24,344	2,455,579
CubeSmart	829	24,406
DCT Industrial Trust, Inc.	3,215	210,807
Derwent London PLC	1,305	57,248
Douglas Emmett, Inc.	5,258	195,966
EastGroup Properties, Inc.	483	43,364
Equinix, Inc.	1,140	479,701
Equity Residential	12,301	759,095
Essex Property Trust, Inc.	1,043	249,997
Federal Realty Investment Trust	1,025	118,746
Gecina SA	437	75,523
GGP, Inc.	23,294	465,647
Goodman Group	3,025	20,612
Great Portland Estates PLC	68,367	655,860
Healthcare Realty Trust, Inc.	3,305	91,978
Highwoods Properties, Inc.	918	40,410
Host Hotels & Resorts, Inc.	3,301	64,567
Hudson Pacific Properties, Inc.	1,993	65,510
Inmobiliaria Colonial SA	4,500	52,302
JBG SMITH Properties	4,267	157,324
Kilroy Realty Corp.	1,811	129,794
Kimco Realty Corp.	4,333	62,872
Macerich Co.	2,966	170,901
Mitsui Fudosan Logistics Park, Inc.	8	25,757
Mori Hills REIT Investment Corp	31	40,028
Nippon Accommodations Fund, Inc.	15	66,988
Nippon Prologis REIT, Inc.	14	29,480
Paramount Group, Inc.	2,147	30,809
Pebblebrook Hotel Trust	1,190	41,638
Prologis, Inc.	14,473	939,442
PS Business Parks, Inc.	261	30,088

Public Storage	956	192,902
Rayonier, Inc.	1,578	58,686
Regency Centers Corp.	8,000	470,800
Scentre Group	357,167	1,080,971
Shaftesbury PLC	4,994	69,363
Simon Property Group, Inc.	1,547	241,858
SL Green Realty Corp.	7,901	772,244
Sunstone Hotel Investors, Inc.	5,983	93,335
Taubman Centers, Inc.	479	26,814
Terreno Realty Corp.	1,699	63,118
Unibail-Rodamco SE	6,153	1,473,025
UNITE Group PLC	6,177	70,781
Urban Edge Properties	5,631	115,830
Vornado Realty Trust	6,455	439,134
Weingarten Realty Investors	1,164	31,975
Weyerhaeuser Co.	23,643	869,589

		16,155,863

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	1,876	27,482
Mitsubishi Estate Co., Ltd.	4,200	76,866
PSP Swiss Property AG	974	90,965

		195,313

Real Estate Operations & Development — 0.1%
ADO Properties SA*	441	24,260
Brookfield Asset Management, Inc., Class A	1,977	78,368
Hang Lung Properties, Ltd.	12,000	28,350
Hongkong Land Holdings, Ltd.	9,800	71,095
Hysan Development Co., Ltd.	10,000	58,231
Iguatemi Empresa de Shopping Centers SA	2,320	23,642
Mitsui Fudosan Co., Ltd.	49,900	1,279,406
Sun Hung Kai Properties, Ltd.	5,000	80,267

		1,643,619

Recycling — 0.0%
Asahi Holdings, Inc.†	200	3,651

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	163,111	616,136

Retail-Apparel/Shoe — 0.2%
L Brands, Inc.	1,825	63,711
Lojas Renner SA	59,008	549,284
Ross Stores, Inc.	22,274	1,800,853
Tapestry, Inc.	8,486	456,292

		2,870,140

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	429	267,919
O’Reilly Automotive, Inc.†	1,634	418,418

		686,337

Retail-Building Products — 0.4%
Home Depot, Inc.	14,688	2,714,342
Kingfisher PLC	412,821	1,719,860
Lowe’s Cos., Inc.	871	71,797

		4,505,999

Retail-Discount — 0.4%
Costco Wholesale Corp.	3,653	720,226
Dollar General Corp.	15,793	1,524,498
Walmart, Inc.	33,718	2,982,694

		5,227,418

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc.	1,481	98,412

Retail-Major Department Stores — 0.0%
TJX Cos., Inc.	5,492	465,996

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	1,492	374,358

Retail-Restaurants — 0.3%
Domino’s Pizza, Inc.	598	144,555
McDonald’s Corp.	5,347	895,302
Restaurant Brands International, Inc.	4,637	252,345
Starbucks Corp.	11,341	652,901
Yum! Brands, Inc.	20,651	1,798,702

		3,743,805

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	30,400	543,644

Satellite Telecom — 0.1%
Eutelsat Communications SA	36,385	786,738

Semiconductor Components-Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.	29,135	584,448
Maxim Integrated Products, Inc.	13,274	723,433
NXP Semiconductors NV†	2,967	311,238
QUALCOMM, Inc.	6,709	342,226
Renesas Electronics Corp.†	58,700	615,334
Taiwan Semiconductor Manufacturing Co., Ltd.	368,000	2,789,614

		5,366,293

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	6,735	334,527
ASML Holding NV(Borsa Italiana)	7,202	1,361,232
ASML Holding NV(NASDAQ)	1,149	216,529
KLA-Tencor Corp.	5,974	607,795
Lam Research Corp.	3,600	666,216
Tokyo Electron, Ltd.	11,200	2,148,508

		5,334,807

Silver Mining — 0.0%
First Majestic Silver Corp.†	1,692	10,991
Fortuna Silver Mines, Inc.†	5,651	32,085
Silvercorp Metals, Inc.	2,386	6,504

		49,580

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	5,080	234,696
Henkel AG & Co. KGaA (Preference Shares)	145	18,446

		253,142

Software Tools — 0.0%
VMware, Inc., Class A†	310	41,311

Specified Purpose Acquisitions — 0.0%
Sentinel Energy Services, Inc.†	1,228	12,243

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	1,188	11,631

Tenaris SA	2,002	37,471
Valmont Industries, Inc.	102	14,494

		63,596

Steel-Producers — 0.0%
Acerinox SA	2,709	38,027
ArcelorMittal†	1,490	50,164
BlueScope Steel, Ltd.	2,890	35,529
JFE Holdings, Inc.	2,700	55,619
Nucor Corp.	2,440	150,353
POSCO	306	105,264
Steel Dynamics, Inc.	1,812	81,196
Ternium SA ADR	964	38,242
voestalpine AG	388	20,411

		574,805

Steel-Specialty — 0.0%
APERAM SA	606	29,466
Sanyo Special Steel Co., Ltd.	600	15,264
Topy Industries, Ltd.	600	17,758

		62,488

Telephone-Integrated — 1.1%
AT&T, Inc.	17,125	559,988
KT Corp.	27,175	692,106
Nippon Telegraph & Telephone Corp.	78,600	3,740,020
SoftBank Group Corp.	11,400	883,791
Telecom Italia SpA RSP	1,081,234	927,796
Telefonica Deutschland Holding AG	310,453	1,483,345
Telefonica SA	121,482	1,236,876
Verizon Communications, Inc.	78,430	3,870,520

		13,394,442

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	998	209,460

Tobacco — 0.4%
Altria Group, Inc.	13,269	744,524
Philip Morris International, Inc.	50,520	4,142,640

		4,887,164

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,613	234,288
Stanley Black & Decker, Inc.	16,270	2,303,670

		2,537,958

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	1,720	313,797
Central Japan Railway Co.	7,000	1,405,905
CSX Corp.	11,933	708,701
Kansas City Southern	3,048	325,008
Union Pacific Corp.	484	64,677

		2,818,088

Transport-Services — 0.1%
FedEx Corp.	2,949	728,993

Water — 0.0%
American Water Works Co., Inc.	5,226	452,467

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	4,368	4,449,158
Alphabet, Inc., Class C†	8,573	8,721,570
Baidu, Inc. ADR†	4,608	1,156,147
NAVER Corp.	669	446,282
Yahoo Japan Corp.	180,400	742,075

		15,515,232

Wire & Cable Products — 0.1%
Prysmian SpA	31,758	932,461

Wireless Equipment — 0.1%
GN Store Nord A/S	41,933	1,470,332

Total Common Stocks (cost $608,960,145)		709,279,277

CONVERTIBLE PREFERRED SECURITIES — 0.1%
E-Commerce/Services — 0.0%
Farmers Business Network, Inc.(1)(12)(13)	563	10,395

Electric-Distribution — 0.0%
Sempra Energy 6.00%	2,933	301,601

Electric-Integrated — 0.1%
DTE Energy Co. 6.50%	330	17,322
NextEra Energy, Inc. 6.12%	10,535	608,923

		626,245

Medical Products — 0.0%
Becton Dickinson and Co. 6.13%	4,409	266,083

Total Convertible Preferred Securities (cost $1,080,109)		1,204,324

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Pipelines — 0.0%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077 (cost $160,000)	160,000	155,400

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
Allegro CLO, Ltd. FRS Series 2015-1A, Class AR 3.20% (3ML+0.84%) due 07/25/2027*(2)	1,100,000	1,096,678
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	94,590
Ally Auto Receivables Trust Series 2015-2, Class D 3.01% due 03/15/2022*	50,000	49,694

American Express Credit Account Master Trust FRS Series 2017-5, Class B 2.48% (1 ML+0.58%) due 02/18/2025	320,000	320,993
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	67,904	67,788
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	130,000	128,862
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	467,029
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	700,000	701,878
Ascentium Equipment Receivables Trust Series 2016-2A, Class A3 1.65% due 05/10/2022*	500,000	495,233
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 2.83% (1M + 0.93%) due 12/15/2036*(3)	680,000	680,854
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	200,000	200,101
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41% due 07/15/2022	135,000	134,254
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	9,973
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	180,000	177,999
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	74,475	74,084
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	99,443
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	9,850
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	130,000	127,954
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	41,810	41,554
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(5)	520,000	514,095
CGGS Commercial Mtg. Trust FRS Series 2018-WSS, Class A 2.68% (1 ML + 0.90%) due 02/15/2037*(3)	705,000	705,877
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	241,471
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 3.22% (3ML + 0.86%) due 10/25/2027*(2)	660,000	660,000
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(3)	250,000	248,877
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(3)	50,000	50,439
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	125,000	123,021
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,524
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	260,000	255,403
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(4)(5)	164,386	162,464
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(4)(5)	309,588	309,566
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(3)	645,000	628,565
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	345,000	344,563
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	250,000	250,582
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	165,000	167,682
COMM Mtg. Trust VRS Series 2014-UBS4, Class C 4.78% due 08/10/2047(3)(5)	690,000	683,291
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(3)	245,000	235,248
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	50,000	50,192

DB Master Finance LLC Series 2017-1A, Class A2I 3.63% due 11/20/2047*	394,013	386,700
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(4)(5)	409,785	409,768
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	446,954
Driven Brands Funding LLC Series 2018-1A, Class A2 4.74% due 04/20/2048*	175,000	175,228
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	208,312	203,406
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	165,125	164,243
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	29,939
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(4)(5)	347,951	344,058
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	120,000	119,402
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	24,901
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022(13)	515,000	514,933
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	385,171
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	175,000	173,701
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	110,000	109,112
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(3)	25,000	25,227
GS Mtg. Securities Trust Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)	275,000	280,959
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	323,196	321,562
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	260,000	259,183
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	233,238	231,103
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,821
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(3)	910,000	910,803
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(3)	50,000	48,175
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	195,000	193,350
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A4 1.69% due 11/15/2021	55,000	54,919
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(5)	65,291	64,004
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(5)	237,802	234,421
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(4)(5)	545,000	542,875
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	97,279
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	380,000	372,185
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(3)	110,000	103,385
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(3)	250,000	250,264
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(3)	115,000	116,460
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(3)	410,000	415,812

Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 3.11% (3ML + 0.85%) due 07/15/2027*(2)	365,000	365,000
OZLM VIII, Ltd. FRS Series 2014-8A, Class A1AR 3.48% (3 ML+1.13%) due 10/17/2026*(2)	395,000	395,130
RETL FRS Series 2018-RVP, Class A 3.00% (1 ML+1.10%) due 03/15/2033*(3)	345,000	346,401
Santander Drive Auto Receivables Trust Series 2015-2, Class C 2.44% due 04/15/2021	598,754	598,355
Santander Drive Auto Receivables Trust Series 2018-2, Class A4 3.03% due 09/15/2022	355,000	354,251
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% due 01/20/2021*	330,000	325,833
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(4)(5)	75,000	72,987
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(4)(5)	532,743	536,098
SLM Student Loan Trust FRS Series 2010-1, Class A 2.30% (1 ML+0.40%) due 03/25/2025	324,829	319,614
SLM Student Loan Trust FRS Series 2007-7, Class A4 2.69% (3 ML+0.33%) due 01/25/2022	887,714	869,653
SLM Student Loan Trust FRS Series 2008-9, Class A 3.86% (3 ML+1.50%) due 04/25/2023	127,745	130,300
SLM Student Loan Trust FRS Series 2008-5, Class A4 4.06% (3 ML+1.70%) due 07/25/2023	128,884	132,464
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	70,000	69,341
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	335,000	333,037
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	267,408
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	101,240	99,255
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(5)	48,852	48,271
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	65,694	64,769
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	219,961	216,637
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	1,339,644	1,315,048
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	429,207	422,666
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	750,573	737,543
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(5)	222,872	220,350
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(4)(5)	445,000	444,941
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	135,000	133,566
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	120,000	114,915
Wendys Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	249,375	242,904
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(3)	25,000	25,691
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	99,682	99,152
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	87,093	86,426

World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19% due 05/17/2021	405,000	403,393
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	690,557
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(3)	640,000	628,435

Total Asset Backed Securities (cost $30,239,487)		29,769,365

U.S. CORPORATE BONDS & NOTES — 9.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	176,025
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	38,298
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	73,534

		287,857

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	394,215
Lockheed Martin Corp. Senior Notes 3.80% due 03/01/2045	350,000	322,471
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	207,950
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	638,871

		1,563,507

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	350,000	360,062

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	123,240	120,425
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	128,641	126,574
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	499,556	512,045
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	462,347	477,374
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	775,984
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	379,692	354,898
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	184,988	179,806

		2,547,106

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	888,124
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	157,151

		1,045,275

Auto-Cars/Light Trucks — 0.3%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	245,467
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	559,774
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	425,000	424,870
General Motors Co. Senior Notes 4.00% due 04/01/2025(6)(7)	550,000	533,444
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	49,951
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	887,114
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	326,289
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	747,157

		3,774,066

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	157,971

PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	423,441

		581,412

Banks-Commercial — 0.2%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	246,978
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	344,512
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	590,573
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	491,800
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	244,602
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	38,689
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	220,000	219,616
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	245,931
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	250,000	241,036
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	245,877

		2,909,614

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	242,039

Banks-Super Regional — 0.2%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	633,757
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	542,866
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	24,978
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	955,150
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	744,571

		2,901,322

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	310,000	271,596

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	475,000	464,407
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	650,000	674,346

		1,138,753

Broadcast Services/Program — 0.0%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	500,000	462,500

Building & Construction-Misc. — 0.1%
Pisces Midco, Inc. Senior Sec. Notes 8.00% due 04/15/2026*	600,000	600,180

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,208
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	120,494

		131,702

Building-Heavy Construction — 0.1%
New Enterprise Stone & Lime Co., Inc. Senior Sec. Notes 6.25% due 03/15/2026*	455,000	460,688
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/10/2046*	175,000	171,761
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	50,008

		682,457

Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	275,000	264,688

Cable/Satellite TV — 0.3%
Altice US Finance II Corp. Senior Notes 7.75% due 07/15/2025*	575,000	603,750

Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	750,000	738,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	750,000	760,425
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	400,000	374,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	700,000	636,563
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	400,000	371,000
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	530,001

		4,014,489

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	375,000	392,344

Cellular Telecom — 0.0%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	375,000	388,594

Chemicals-Specialty — 0.1%
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	400,000	410,000
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	425,000	420,750

		830,750

Coal — 0.1%
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	750,000	781,875

Commercial Services — 0.1%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	800,000	860,000

Computer Services — 0.0%
DXC Technology Co. Senior Notes 2.88% due 03/27/2020	345,000	342,706

Computers — 0.3%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	245,599
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	395,002
Apple, Inc. Senior Notes 3.20% due 05/11/2027	1,670,000	1,612,142
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	258,434
Hewlett Packard Enterprise Co. Senior Notes 2.10% due 10/04/2019*	350,000	345,213
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	250,000	250,349

		3,106,739

Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	500,000	513,225

Containers-Paper/Plastic — 0.1%
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	350,000	351,750
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	385,000	377,241

		728,991

Cosmetics & Toiletries — 0.0%
Avon International Operations, Inc. Senior Sec. Notes 7.88% due 08/15/2022*	375,000	382,500

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	295,000	291,219
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	418,233
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	277,857
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	67,818

		1,055,127

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	500,000	499,909
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	150,034
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	144,851

Bank of America Corp. Senior Notes 3.82% due 01/20/2028	750,000	731,053
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	351,799
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	242,528
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	490,330
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	490,861
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	176,625
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	322,962
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	482,543
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	957,769
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	122,199
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	640,000	633,720
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	450,000	449,869
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	137,343
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	485,979
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	166,811
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	189,341
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	431,885
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	507,419
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	24,693
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	298,597
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	512,099
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	907,568
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	24,197

		9,932,984

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	148,078
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	98,240

		246,318

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	245,000	235,801
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	50,351
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	385,000	381,612
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	448,045

		1,115,809

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	205,000	208,442
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	823,965

		1,032,407

Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	1,005,000	992,389

Electric-Integrated — 0.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	160,914
Berkshire Hathaway Energy Co. Senior Bonds 3.80% due 07/15/2048*	780,000	728,955
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	183,237

Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	157,517
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	40,786
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	35,885
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	211,854
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	160,853
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	234,335
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	119,569
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	537,545
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	559,799
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	878,234
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	479,550
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	328,165
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	600,000	621,641
Southern Co. Senior Notes 1.55% due 07/01/2018	155,000	154,775
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	390,549

		5,984,163

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022*	640,000	613,159

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	800,000	779,954

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	75,434
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	448,801

		524,235

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	251,706

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	850,000	810,552

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	814,599
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	579,502
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	376,262
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	709,310
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	93,662

		2,573,335

Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	29,046

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	355,365
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	499,281

		854,646

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	44,693
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	892,842

		937,535

Funeral Services & Related Items — 0.0%
Matthews International Corp. Company Guar. Notes 5.25% due 12/01/2025*	400,000	392,000

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	375,000	358,125

Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	700,000	687,750
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	594,134
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	392,843

		1,674,727

Independent Power Producers — 0.0%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	425,000	389,980

Insurance Brokers — 0.1%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	400,000	400,500
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	108,587
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	525,000	525,810
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	350,000	350,000
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	383,027

		1,767,924

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	514,103
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	773,033
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	220,568
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	672,041
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	364,334
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	970,440
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	54,190

		3,568,709

Insurance-Multi-line — 0.2%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	700,000	661,640
CNA Financial Corp. Senior Notes 3.95% due 05/15/2024	700,000	699,634
Metropolitan Life Global Funding I Sec. Notes 1.35% due 09/14/2018*	430,000	428,391
Metropolitan Life Global Funding I Sec. Notes 1.75% due 12/19/2018*	225,000	224,216
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	234,859

		2,248,740

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	116,628
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	521,577
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	613,726
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	299,219

		1,551,150

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	77,622
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	400,000	398,628
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	194,926

		671,176

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	265,750

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	775,000	824,174

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	515,681

Machinery-General Industrial — 0.1%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	300,000	289,500
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	119,304
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	730,743
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	377,914

		1,517,461

Medical Information Systems — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	275,000	268,813

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	158,532

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	635,000	601,496

Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	45,000	44,535
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	550,000	550,144
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	567,566
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	68,681
Gilead Sciences, Inc. Senior Notes 1.85% due 09/20/2019	350,000	345,619
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	49,926

		1,626,471

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	63,173
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	93,347
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	401,569
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	49,852
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	750,000	756,488

		1,364,429

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	235,974
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	49,792
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	400,000	408,000
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*	250,000	253,750
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,997
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	97,797

		1,071,310

Medical-Hospitals — 0.2%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	96,210
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	460,815
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,307,021
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	405,967

Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	275,000	289,781
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	275,000	270,188

		2,829,982

Medical-Outpatient/Home Medical — 0.0%
Hadrian Merger Sub, Inc. Senior Notes 8.50% due 05/01/2026*	400,000	400,900

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 3.95% due 02/16/2028	235,000	230,009

Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	275,000	272,937

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	492,229

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	256,895
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	400,000	394,000

		650,895

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	97,947

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	15,282
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	148,969
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	500,000	493,750
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	400,000	418,000
Halcon Resources Corp. Company Guar. Notes 6.75% due 02/15/2025*	300,000	298,125
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	179,844
Jonah Energy LLC/Jonah Energy Finance Corp. Company Guar. Notes 7.25% due 10/15/2025*	500,000	400,000
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	402,923
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	48,957
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	250,000	180,550
Sanchez Energy Corp. Senior Sec. Notes 7.25% due 02/15/2023*	325,000	328,250

		2,914,650

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	162,681
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	521,018

		683,699

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	597,213
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	573,982
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	661,534
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	475,355
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	49,757

		2,357,841

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	82,917
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	525,000	513,187
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	79,980
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	42,807
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	592,743

Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	185,000	171,389
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	500,000	485,000
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	138,697
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	398,627

		2,505,347

Radio — 0.0%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	400,000	406,000

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	987,429
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	43,688
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	337,573
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	224,378
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	265,158
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	111,412
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,029
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	142,648
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	349,891
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	143,205
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	602,266
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	33,381
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	274,525
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	334,444
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	14,990
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	250,423
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	157,504
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	132,564
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	248,898
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	320,080

		5,009,486

Real Estate Operations & Development — 0.0%
WeWork Cos., Inc. Company Guar. Notes 7.88% due 05/01/2025*	250,000	242,813

Retail-Apparel/Shoe — 0.0%
The Men’s Wearhouse, Inc. Company Guar. Notes 7.00% due 07/01/2022	200,000	205,250

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	321,867
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	46,558
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	964,495
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	408,416

		1,741,336

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 3.13% due 04/01/2019	400,000	400,258
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	117,143
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	75,747

		593,148

Retail-Restaurants — 0.2%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	350,000	355,250
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	375,000	391,875
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	700,000	675,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	400,000	402,000

		1,824,625

Schools — 0.1%
George Washington University Notes 3.55% due 09/15/2046	45,000	40,156
Northwestern University Notes 3.81% due 12/01/2050	1,000,000	972,942
President and Fellows of Harvard College Notes 3.15% due 07/15/2046	500,000	448,236

		1,461,334

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	520,000	506,941

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	154,554
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	593,749

		748,303

Telecom Services — 0.1%
GCI, Inc. Senior Notes 6.88% due 04/15/2025	600,000	628,500
GTT Communications, Inc. Company Guar. Notes 7.88% due 12/31/2024*	350,000	357,875

		986,375

Telephone-Integrated — 0.2%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	325,000	331,500
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,375,000	1,289,365
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	779,595

		2,400,460

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	550,000	544,500
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	100,000	98,750

		643,250

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	510,000	490,645
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	275,000	274,944

		765,589

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	350,000	340,760

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,432
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	347,071
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	564,891

		961,394

Veterinary Diagnostics — 0.0%
NVA Holdings, Inc. Company Guar. Notes 6.88% due 04/01/2026*	400,000	403,000

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.60% due 06/01/2044	50,000	51,617

Water Treatment Systems — 0.0%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	275,000	269,500

Wireless Equipment — 0.0%
CB Escrow Corp. Senior Notes 8.00% due 10/15/2025*	400,000	380,000

Total U.S. Corporate Bonds & Notes (cost $117,517,290)		114,053,979

FOREIGN CORPORATE BONDS & NOTES — 3.0%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	96,701

Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	107,581
Syngenta Finance NV Company Guar. Notes 3.70% due 04/24/2020*	515,000	515,700

		623,281

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	49,723

Banks-Commercial — 1.0%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	265,000	263,703
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	506,288
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	278,785
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	665,037
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	379,131
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	796,750
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	737,203
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	835,532
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	243,210
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	404,461
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	750,000	751,737
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	503,547
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	570,000	560,835
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	260,938
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	399,903
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	193,761
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	392,026
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	246,076
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	435,125
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	200,000	195,944
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	24,767
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	490,260
Standard Chartered PLC FRS Senior Notes 3.01% (3 ML+1.13%) due 08/19/2019*	325,000	328,149
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 03/06/2019*	437,000	434,364
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	500,000	498,389
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	52,056
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	1,000,000	998,559
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,082,793

		12,959,329

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	601,500

Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	800,000	777,440

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	53,090

Cable/Satellite TV — 0.0%
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	425,000	397,375

Cellular Telecom — 0.1%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	550,000	545,050

Containers-Metal/Glass — 0.0%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(8)	450,000	460,125

Cruise Lines — 0.1%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	410,000	433,698
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	675,000	653,062

		1,086,760

Diversified Banking Institutions — 0.3%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	576,282
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	203,147
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	310,753
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	595,110
Credit Agricole SA FRS Senior Notes 3.77% (3 ML+1.43%) due 01/10/2022*	275,000	281,441
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	307,503
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	339,700
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	319,766
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	495,693
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	200,000	197,367
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	328,319
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	200,000	199,006

		4,154,087

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	489,497

E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	315,000	296,679

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	480,699
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	436,124
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	510,030

		1,426,853

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	861,102

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	147,330

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	416,642

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	725,000	726,813

Gas-Transportation — 0.0%
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	425,000	424,469

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	424,000	424,094

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	34,676
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	354,894
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	24,910

		414,480

Internet Application Software — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	256,571

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.70% due 03/28/2019	650,000	644,709

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	405,680
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	330,204
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	1,190,000	1,156,140
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	350,000	369,250

		2,261,274

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	330,000	306,928

Metal-Aluminum — 0.0%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	275,000	270,875

Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	475,000	473,718

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	302,802

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	28,022

Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 7.75% due 02/01/2026	400,000	377,000

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	191,101
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	375,000	374,062
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	97,581
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	449,124

		1,111,868

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.77% due 09/19/2019	365,000	359,456
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022	610,000	631,533
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	305,000	257,173
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	263,125
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	197,742
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	245,935
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	41,556

		1,996,520

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027*	260,000	249,080

Pipelines — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	235,062

Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	90,000	90,043
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	115,000	113,898
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	15,956

		454,959

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	83,737

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	675,000	712,969

Security Services — 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	500,000	522,350

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	594,637

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	313,500

Total Foreign Corporate Bonds & Notes (cost $39,142,796)		38,393,939

U.S. GOVERNMENT AGENCIES — 8.2%
Federal Home Loan Bank — 0.1%
1.00% due 09/26/2019	700,000	686,198
1.38% due 05/28/2019	765,000	757,184

		1,443,382

Federal Home Loan Mtg. Corp. — 0.3%
1.38% due 08/15/2019	895,000	883,258
3.00% due 12/01/2046	945,233	912,869
3.50% due 09/01/2042	36,171	36,125
3.50% due 11/01/2042	110,882	110,740
3.50% due 03/01/2044	108,067	107,929
3.50% due 03/01/2046	151,084	150,703
4.00% due 09/01/2045	14,114	14,441
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(3)	170,962	163,357
Series K068, Class A1 2.95% due 02/25/2027(3)	335,395	331,224
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 2.40% (1 ML+0.50%) due 08/15/2046(4)	20,935	21,153
Series 4621, Class FK 2.40% (1 ML+0.50%) due 10/15/2046(4)	91,195	91,731
Series 4623, Class MF 2.40% (1 ML+0.50%) due 10/15/2046(4)	56,203	56,587
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2016-HQA3, Class M1 2.70% (1 ML+0.80%) due 03/25/2029(4)	105,518	105,722
Series 2016-DNA3, Class M2 3.90% (1 ML+2.00%) due 12/25/2028(4)	250,000	254,274

		3,240,113

Federal National Mtg. Assoc. — 5.6%
1.00% due 08/28/2019	1,000,000	981,740
1.25% due 08/17/2021	870,000	829,552
1.50% due 02/28/2020	790,000	775,861
2.50% due 11/01/2031	229,774	223,695
2.50% due 02/01/2032	380,319	370,257
2.50% due 05/01/2032	880,705	857,445
2.50% due 05/01/2043	170,725	159,868
2.50% due 08/01/2046	154,614	144,163
2.50% due 10/01/2046	405,584	378,151
3.00% due May 15 TBA	715,000	709,246
3.00% due 01/01/2031	19,669	19,524
3.00% due 10/01/2032	2,571,879	2,553,890
3.00% due 11/01/2036	412,359	405,075
3.00% due 12/01/2036	108,628	106,672
3.00% due 10/01/2037	978,577	960,332
3.00% due 05/01/2043	25,143	24,470
3.00% due 08/01/2043	30,023	29,210
3.00% due 01/01/2044	829,637	807,221
3.00% due 09/01/2045	334,915	324,439
3.00% due 03/01/2046	1,446,223	1,399,044
3.00% due 10/01/2046	2,291,479	2,216,799
3.00% due 11/01/2046	4,011,446	3,880,875
3.00% due 12/01/2046	1,189,673	1,151,449
3.00% due 01/01/2047	291,303	282,055
3.00% due 02/01/2047	2,766,328	2,672,678
3.50% due 11/01/2031	959,022	971,466
3.50% due 11/01/2032	333,257	337,854
3.50% due 02/01/2035	29,411	29,691
3.50% due 01/01/2036	276,472	279,199
3.50% due 10/01/2041	38,417	38,428
3.50% due 07/01/2042	111,541	111,539
3.50% due 09/01/2042	111,971	111,795
3.50% due 10/01/2042	247,272	246,884
3.50% due 07/01/2043	23,871	23,861
3.50% due 10/01/2043	107,976	107,807
3.50% due 01/01/2044	699,834	698,736
3.50% due 07/01/2044	464,537	464,166
3.50% due 04/01/2045	509,660	507,302
3.50% due 05/01/2045	203,535	202,796

3.50% due 06/01/2045	251,672	250,757
3.50% due 07/01/2045	1,099,404	1,094,135
3.50% due 11/01/2045	711,184	707,370
3.50% due 12/01/2045	317,809	318,422
3.50% due 01/01/2046	962,577	957,663
3.50% due 03/01/2046	3,204,862	3,185,947
3.50% due 04/01/2046	1,020,384	1,014,362
3.50% due 06/01/2046	1,341,919	1,337,390
3.50% due 09/01/2046	1,246,268	1,239,494
3.50% due 03/01/2047	1,447,051	1,439,351
3.50% due 04/01/2047	3,938,807	3,915,538
4.00% due May 30 TBA	4,815,000	4,904,153
4.00% due 11/01/2040	651,469	666,458
4.00% due 12/01/2040	19,761	20,278
4.00% due 02/01/2041	811,721	832,997
4.00% due 07/01/2044	1,237,787	1,264,124
4.00% due 06/01/2045	642,596	656,211
4.00% due 07/01/2045	907,950	925,943
4.00% due 09/01/2045	39,107	39,874
4.00% due 10/01/2045	378,070	385,559
4.00% due 11/01/2045	29,943	30,523
4.00% due 12/01/2045	46,481	47,410
4.00% due 03/01/2046	209,726	214,055
4.00% due 09/01/2046	31,514	32,137
4.00% due 02/01/2047	240,287	244,933
4.00% due 03/01/2047	1,847,699	1,883,965
4.00% due 04/01/2047	1,926,654	1,964,582
4.00% due 05/01/2047	909,095	927,088
4.00% due 08/01/2047	2,516,820	2,568,297
4.50% due 01/01/2044	210,652	220,508
4.50% due 03/01/2046	1,563,543	1,635,650
4.50% due May 30 TBA	2,760,000	2,874,928
4.50% due 10/01/2047	1,107,715	1,156,429
5.00% due 10/01/2033	20,355	21,858
5.00% due 07/01/2035	1,517,914	1,629,931
5.00% due 05/01/2040	112,628	121,100
5.50% due 10/01/2035	20,887	22,868
5.50% due 05/01/2036	66,806	73,069
5.50% due 08/01/2037	1,558,307	1,705,547
5.50% due 05/01/2044	1,155,340	1,264,390
5.50% due 01/01/2047	626,887	686,119
6.00% due 09/01/2037	96,952	108,101
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2016-C04, Class 1M1 3.35% (1 ML+1.45%) due 01/25/2029(4)	51,642	52,053
Series 2016-C03, Class 1M1 3.90% (1 ML+2.00%) due 10/25/2028(4)	26,616	26,982

		71,063,784

Government National Mtg. Assoc. — 2.2%
2.50% due 09/20/2046	869,899	822,657
3.00% due 03/20/2045	1,189,252	1,163,920
3.00% due 04/20/2046	138,043	135,184
3.00% due 08/20/2046	373,340	364,951
3.00% due 09/20/2046	588,196	575,337
3.00% due 11/20/2046	765,628	748,223
3.00% due 12/20/2046	111,400	108,853
3.00% due 04/20/2047	852,095	832,302
3.00% due 07/20/2047	150,125	146,556
3.50% due 05/20/2043	19,553	19,691
3.50% due 10/20/2044	15,939	15,994
3.50% due 05/20/2045	17,481	17,537
3.50% due 02/20/2046	103,570	103,921
3.50% due 05/20/2046	1,330,667	1,334,224
3.50% due 10/20/2046	1,098,060	1,100,573
3.50% due 02/20/2047	860,807	862,714
3.50% due 04/20/2047	1,074,827	1,077,211
4.00% due 05/20/2046	134,643	138,497
4.00% due 05/20/2047	2,404,001	2,465,335
4.00% due 07/20/2047	649,731	667,548
4.00% due 08/20/2047	1,897,487	1,942,566
4.50% due 04/20/2041	18,711	19,635
4.50% due 09/15/2045	99,685	105,068
4.50% due 01/20/2046	129,625	135,978
4.50% due 07/20/2047	1,074,929	1,116,109
4.50% due 08/20/2047	2,129,386	2,210,961
4.50% due 09/20/2047	631,656	655,979
5.00% due 08/20/2042	99,364	105,928
5.00% due 07/20/2047	889,096	934,977
5.00% due 08/20/2047	150,756	158,819
5.00% due 09/20/2047	1,176,547	1,237,281
5.00% due 10/20/2047	58,112	61,110
5.00% due 11/20/2047	324,935	341,703
5.00% due 12/20/2047	1,132,316	1,190,748
5.00% due 01/20/2048	1,560,690	1,641,468
5.00% due 02/20/2048	275,321	289,555
4.50% due April 30 TBA	1,990,000	2,064,780
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00% due 11/20/2047(4)	276,131	275,338
Series 2017-184, Class JH 3.00% due 12/20/2047(4)	341,012	337,048

		27,526,279

Total U.S. Government Agencies (cost $105,683,357)		103,273,558

U.S. GOVERNMENT TREASURIES — 7.8%
United States Treasury Bonds — 2.6%
0.63% due 02/15/2043 TIPS(9)	106,117	99,887
0.75% due 02/15/2042 TIPS(9)	53,986	52,490
0.75% due 02/15/2045 TIPS(9)	19,030	18,306
0.88% due 02/15/2047 TIPS(9)	44,966	44,585
1.00% due 02/15/2046 TIPS(9)	27,738	28,357
1.00% due 02/15/2048 TIPS(9)	16,153	16,560
1.38% due 02/15/2044 TIPS(9)	96,458	107,023
1.75% due 01/15/2028 TIPS(9)	23,410	25,561
2.13% due 02/15/2040 TIPS(9)	35,706	44,916
2.13% due 02/15/2041 TIPS(9)	48,884	61,890
2.25% due 08/15/2046	1,945,000	1,635,547
2.50% due 02/15/2045	115,000	102,593
2.50% due 02/15/2046	1,545,000	1,373,360
2.50% due 05/15/2046	840,000	746,058
2.75% due 08/15/2047	2,040,000	1,903,894
2.88% due 11/15/2046	1,875,000	1,796,484
3.00% due 11/15/2045	1,025,000	1,007,583
3.00% due 02/15/2047	675,000	662,792
3.00% due 05/15/2047	2,535,000	2,488,360

3.13% due 11/15/2041(14)	7,155,000	7,229,345
3.13% due 02/15/2043	320,000	322,500
3.38% due 04/15/2032 TIPS(9)	16,831	22,445
3.50% due 02/15/2039(14)	2,525,000	2,714,474
3.63% due 04/15/2028 TIPS(9)	30,784	39,157
3.88% due 04/15/2029 TIPS(9)	104,644	138,149
3.88% due 08/15/2040	1,900,000	2,154,125
4.50% due 02/15/2036	2,000,000	2,420,469
4.50% due 05/15/2038	3,000,000	3,675,000
4.75% due 02/15/2037	50,000	62,695
5.38% due 02/15/2031	860,000	1,080,812

		32,075,417

United States Treasury Notes — 5.2%
0.13% due 04/15/2019 TIPS(9)	156,924	156,207
0.13% due 04/15/2020 TIPS(9)	115,769	114,798
0.13% due 04/15/2021 TIPS(9)	217,225	214,170
0.13% due 01/15/2022 TIPS(9)	237,587	233,624
0.13% due 07/15/2022 TIPS(9)	211,103	207,639
0.13% due 01/15/2023 TIPS(9)	12,943	12,642
0.13% due 07/15/2024 TIPS(9)	221,120	214,308
0.13% due 07/15/2026 TIPS(9)	130,760	124,860
0.25% due 01/15/2025 TIPS(9)	117,624	114,112
0.38% due 07/15/2023 TIPS(9)	18,186	17,996
0.38% due 07/15/2025 TIPS(9)	261,400	256,020
0.38% due 01/15/2027 TIPS(9)	121,715	117,916
0.38% due 07/15/2027 TIPS(9)	194,385	188,492
0.50% due 01/15/2028 TIPS (9)	109,018	106,362
0.63% due 07/15/2021 TIPS(9)	171,210	172,191
0.63% due 01/15/2024 TIPS(9)	285,945	285,277
0.63% due 01/15/2026 TIPS(9)	164,494	163,191
1.13% due 01/15/2021 TIPS(9)	118,244	120,209
1.25% due 07/15/2020 TIPS(9)	78,310	79,937
1.13% due 06/30/2021	3,770,000	3,594,459
1.13% due 07/31/2021	565,000	537,854
1.13% due 08/31/2021	890,000	845,917
1.38% due 10/31/2020	750,000	728,262
1.38% due 04/30/2021	2,310,000	2,226,263
1.38% due 05/31/2021	200,000	192,484
1.38% due 06/30/2023	1,170,000	1,089,563
1.50% due 05/31/2020	345,000	337,857
1.63% due 08/31/2022(14)	14,510,000	13,845,714
1.63% due 11/15/2022	435,000	413,845
1.75% due 12/31/2020(14)	1,705,000	1,668,036
1.75% due 11/30/2021(14)	3,850,000	3,725,176
1.75% due 05/31/2022	760,000	731,233
1.88% due 03/31/2022	5,975,000	5,787,814
1.88% due 07/15/2019 TIPS(9)	61,796	63,155
1.88% due 09/30/2022	6,500,000	6,261,582
2.00% due 02/15/2022	385,000	375,179
2.13% due 01/15/2019 TIPS(9)	38,613	39,123
2.13% due 08/15/2021	180,000	176,836
2.13% due 12/31/2022	3,700,000	3,595,070
2.25% due 08/15/2027	9,290,000	8,773,607
2.75% due 04/30/2023	4,140,000	4,132,399
2.75% due 02/15/2028	3,670,000	3,612,370

		65,653,749

Total U.S. Government Treasuries (cost $100,949,543)		97,729,166

MUNICIPAL BONDS & NOTES — 0.6%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	880,926
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	412,521
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	653,665
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	351,613
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	49,406
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	459,908
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,098,000	1,347,345
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	196,008
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	393,498
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	271,756
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	135,575

State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	421,968
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	925,976
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	859,044

Total Municipal Bonds & Notes (cost $7,334,666)		7,359,209

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Regional Authority — 0.5%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	542,850
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	850,000	817,577
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	551,061
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	147,748
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	974,270
Province of Ontario, Canada Senior Notes 2.55% due 02/12/2021	1,505,000	1,488,169
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	24,449
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,116,262

		5,662,386

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	600,000	626,232
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	207,177
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	106,986
United Mexican States Senior Bonds 4.13% due 01/21/2026	850,000	847,450

		1,787,845

Total Foreign Government Obligations (cost $7,619,563)		7,450,231

LOANS (6)(7)(8) — 0.2%
Medical-Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 1.00% (1 ML+4.25%) due 04/29/2024	500,000	496,250

Oil Companies-Exploration & Production — 0.1%
California Resources Corp. FRS 1st Lien 6.65% (3 ML+4.75%) due 12/31/2022	500,000	507,500

Retail-Misc./Diversified — 0.1%
American Greetings Corp. FRS coupon TBD due 04/06/2024	500,000	500,000

Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. FRS BTL-B coupon TBD due 06/23/2023	400,000	389,600

Retail-Restaurants — 0.0%
P.F. Chang’s China Bistro, Inc. FRS coupon TBD due 08/18/2022	500,000	491,250

Telephone-Integrated — 0.0%
Frontier Communications Corp. FRS BTL-B coupon TBD due 06/15/2024	498,744	491,886

Total Loans (cost $2,873,161)		2,876,486

OPTIONS – PURCHASED(11) — 0.5%
Exchange-Traded Put Options- Purchased (cost $6,862,680)	2,498	5,707,930

REGISTERED INVESTMENT COMPANIES — 0.0%
Altaba, Inc.† (cost $381,388)	7,898	553,492

Total Long-Term Investment Securities (cost $1,028,804,185)		1,117,806,356

SHORT-TERM INVESTMENT SECURITIES — 12.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(10) (cost $162,230,733)	162,230,733	162,230,733

TOTAL INVESTMENTS (cost $1,191,034,918)	101.5%	1,280,037,089
Liabilities in excess of other assets	(1.5)	(18,348,259)

NET ASSETS	100.0%	$1,261,688,830

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $71,755,460 representing 5.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Venture Global LNG, Inc.	10/16/2017	3	$11,313	$9,060	$3,020	0.00%
Convertible Preferred Securities
Farmers Business Network		563	10,395	10,395	18	0.00

				$19,455		0.00%

(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(9)	Principal amount of security is adjusted for inflation.
(10)	The rate shown is the 7-day yield as of April 30, 2018.
(11)	Purchased Options:

Exchanged Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 04/30/2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2018	$2,275	2,498	$661,482,890	$6,862,680	$5,707,930	$(1,154,750)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(12)	Illiquid security. At April 30, 2018, the aggregate value of these securities was $19,455 representing 0.0% of net assets
(13)	Security classified as Level 3. (see Note 1).
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR— American Depositary Receipt

Borsa Italiana — Italian Stock Exchange

CVA— Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

NASDAQ— National Association of Securities Dealers Automated Quotations

REMIC— Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML-1 Month USD LIBOR

3ML-3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
870	Long	MSCI EAFE Index	June 2018	88,100,592	88,152,750	52,158
1817	Long	S&P 500 E-Mini Index	June 2018	250,071,044	240,479,950	(9,591,094)
368	Short	U.S. Treasury 5 Year Notes	June 2018	41,904,849	41,770,875	133,974
120	Short	U.S. Treasury 2 Year Notes	June 2018	25,491,290	25,445,625	45,665
304	Short	U.S. Treasury 10 Year Notes	June 2018	36,368,525	36,366,000	2,525
77	Short	U.S. Treasury Long Bonds	June 2018	11,001,253	11,075,969	(74,716)
72	Short	U.S. Ultra Long Bonds	June 2018	11,184,188	11,313,000	(128,812)

						$(9,560,300)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks:
Electronic Components-Semiconductors	—	2,392,177		—	2,392,177
Oil Companies-Exploration & Production	—	—		9,060	9,060
Other Industries	491,778,420	215,099,620	**	—	706,878,040
Convertible Preferred Securities:
E-Commerce/Services	—	—		10,395	10,395
Other Industries	1,193,929	—		—	1,193,929
Preferred Securities/Capital Securities	—	155,400		—	155,400
Asset Backed Securities:
Diversified Financial Services	—	29,254,432		514,933	29,769,365
U.S. Corporate Bonds & Notes	—	114,053,979		—	114,053,979
Foreign Corporate Bonds & Notes	—	38,393,939		—	38,393,939
U.S. Government Agencies	—	103,273,558		—	103,273,558
U.S. Government Treasuries	—	97,729,166		—	97,729,166
Municipal Bonds & Notes	—	7,359,209		—	7,359,209
Foreign Government Obligations	—	7,450,231		—	7,450,231
Loans	—	2,876,486		—	2,876,486
Registered Investment Companies	553,492	—		—	553,492
Exchange-Traded Put Options - Purchased	5,707,930	—		—	5,707,930
Short-Term Investment Securities	162,230,733	—		—	162,230,733

Total Investments at Value	$661,464,504	$618,038,197		$534,388	$1,280,037,089

Other Financial Instruments:†
Futures Contracts	$234,322	$—		$—	$234,322

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,794,622	$—		$—	$9,794,622

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 1).
†	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $212,022,760 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. Securities currently valued at $2,392,177 were transferred from Level 1 to Level 2 due to an exchange price not being available at April 30, 2018. There were no additional material transfers between Levels during the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Templeton Foreign Value Portfolio#

PORTFOLIO OF INVESTMENTS — April 30, 2018—

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.1%
Belgium — 0.9%
UCB SA	124,336	$9,369,752

Bermuda — 0.9%
Kunlun Energy Co., Ltd.	10,778,000	9,209,736

Canada — 1.5%
Goldcorp, Inc.	195,000	2,587,951
Husky Energy, Inc.	308,500	4,315,324
Suncor Energy, Inc.	79,500	3,040,189
Wheaton Precious Metals Corp.	262,200	5,442,291

		15,385,755

Cayman Islands — 3.7%
Baidu, Inc. ADR†	42,930	10,771,137
CK Asset Holdings, Ltd.	1,546,284	13,330,030
CK Hutchison Holdings, Ltd.	1,101,784	13,012,741

		37,113,908

China — 4.1%
China Life Insurance Co., Ltd.	3,873,000	10,971,429
China Telecom Corp., Ltd.	35,269,383	17,076,144
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	5,819,107
Sinopharm Group Co., Ltd.	1,830,000	7,710,756

		41,577,436

Denmark — 2.5%
AP Moller - Maersk A/S, Series B	3,233	5,176,908
Novozymes A/S, Class B	120,199	5,666,756
Orsted A/S*	143,996	9,471,696
Vestas Wind Systems A/S	70,341	4,544,090

		24,859,450

France — 9.6%
AXA SA	473,514	13,535,831
BNP Paribas SA	263,970	20,345,146
Cie de Saint-Gobain	202,840	10,593,170
Cie Generale des Etablissements Michelin	74,308	10,427,985
Sanofi	179,756	14,188,580
TOTAL SA	310,040	19,469,393
Veolia Environnement SA	338,943	8,025,558

		96,585,663

Germany — 10.8%
Bayer AG	131,090	15,692,729
Fresenius Medical Care AG & Co. KGaA	34,695	3,533,095
HeidelbergCement AG	76,105	7,462,324
Infineon Technologies AG	371,970	9,526,702
Innogy SE*	214,090	9,436,539
LANXESS AG	194,742	14,421,192
Merck KGaA	126,200	12,357,442
Siemens AG	140,750	17,904,780
Telefonica Deutschland Holding AG	2,266,826	10,830,899
thyssenkrupp AG	289,480	7,549,142

		108,714,844

Hong Kong — 0.9%
China Mobile, Ltd.	975,000	9,272,185

Ireland — 2.1%
Bank of Ireland Group PLC	852,987	7,647,706
CRH PLC	393,285	13,957,690

		21,605,396

Israel — 1.3%
Teva Pharmaceutical Industries, Ltd. ADR	738,742	13,282,581

Italy — 1.8%
Eni SpA	907,015	17,700,228

Japan — 11.9%
Astellas Pharma, Inc.	939,000	13,761,132
Ezaki Glico Co., Ltd.	70,700	3,811,215
IHI Corp.	149,400	4,900,202
Inpex Corp.	644,800	8,258,366
Kirin Holdings Co., Ltd.	382,000	10,707,715
Mitsui Fudosan Co., Ltd.	293,000	7,512,345
Omron Corp.	134,800	7,292,852
Panasonic Corp.	527,000	7,809,848
Ryohin Keikaku Co., Ltd.	27,000	9,228,233
Seven & i Holdings Co., Ltd.	123,400	5,420,579
SoftBank Group Corp.	219,500	17,016,850
Sumitomo Metal Mining Co., Ltd.	86,600	3,690,248
Sumitomo Rubber Industries, Ltd.	269,700	4,823,052
Suntory Beverage & Food, Ltd.	321,600	15,824,677

		120,057,314

Jersey — 1.3%
Shire PLC	242,709	12,898,256

Luxembourg — 1.3%
SES SA FDR	871,756	13,442,566

Netherlands — 6.0%
Aegon NV	2,746,410	20,070,166
Akzo Nobel NV	56,884	5,120,622
ING Groep NV	737,039	12,365,210
QIAGEN NV†	370,047	12,162,606
SBM Offshore NV	635,078	10,635,537

		60,354,141

Norway — 1.4%
Telenor ASA	355,288	7,857,758
Yara International ASA	143,050	6,007,887

		13,865,645

Portugal — 0.4%
Galp Energia SGPS SA	233,036	4,463,000

Singapore — 1.3%
Singapore Telecommunications, Ltd.	4,936,300	13,118,288

South Korea — 6.3%
Hana Financial Group, Inc.	380,341	16,905,492
KB Financial Group, Inc. ADR	247,536	13,961,031
Samsung Electronics Co., Ltd. GDR*	25,913	32,106,207

		62,972,730

Sweden — 0.9%
Getinge AB, Class B	924,777	8,611,057

Switzerland — 3.6%
Novartis AG	86,270	6,635,558
Roche Holding AG	73,270	16,255,812
UBS Group AG	804,670	13,519,615

		36,410,985

Taiwan — 2.1%
Pegatron Corp. GDR	503,527	5,914,025
Quanta Computer, Inc.	4,325,000	7,866,317
Taiwan Semiconductor Manufacturing Co., Ltd.	951,000	7,209,029

		20,989,371

Thailand — 2.1%
Bangkok Bank PCL	3,273,400	20,864,220

United Kingdom — 18.4%
BAE Systems PLC	1,495,771	12,552,220
Barclays PLC	6,354,350	18,134,097
BP PLC	4,448,812	32,869,437
GlaxoSmithKline PLC	244,547	4,907,289
HSBC Holdings PLC ADR	430,597	21,641,805
Kingfisher PLC	2,896,740	12,068,157
Rolls-Royce Holdings PLC	724,980	8,341,730
Rolls-Royce Holdings, Class C†	51,473,580	70,864
Royal Dutch Shell PLC, Class B ADR	345,232	25,001,701
Standard Chartered PLC	2,420,175	25,492,983
Travis Perkins PLC	498,141	8,667,469
Vodafone Group PLC	5,453,683	15,868,271

		185,616,023

Total Long-Term Investment Securities (cost $841,952,039)		978,340,530

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $18,957,147 collateralized by $18,225,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $19,339,003 (cost $18,957,000)	$18,957,000	18,957,000

TOTAL INVESTMENTS (cost $860,909,039)	99.0%	997,297,530
Other assets less liabilities	1.0	9,702,574

NET ASSETS	100.0%	$1,007,000,104

#	Effective May 1, 2018 the Portfolio’s name changed to SA Templeton Foreign Value Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $51,014,442 representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

Industry Allocation*

Oil Companies-Integrated	10.6%
Medical-Drugs	9.3
Diversified Banking Institutions	7.2
Banks-Commercial	6.5
Electronic Components-Semiconductors	4.1
Telecom Services	3.8
Insurance-Multi-line	3.4
Diversified Financial Services	3.1
Telephone-Integrated	2.8
Cellular Telecom	2.5
Building Products-Cement	2.1
Aerospace/Defense	2.0
Real Estate Operations & Development	2.0
Repurchase Agreements	1.9
Electric-Distribution	1.8
Diversified Manufacturing Operations	1.8
Oil Companies-Exploration & Production	1.7
Beverages-Non-alcoholic	1.6
Rubber-Tires	1.5
Chemicals-Diversified	1.4
Satellite Telecom	1.3
Medical-Generic Drugs	1.3
Electronic Components-Misc.	1.3
Diversified Operations	1.3
Medical-Biomedical/Gene	1.3
Diagnostic Kits	1.2
Retail-Building Products	1.2
Insurance-Life/Health	1.1
Web Portals/ISP	1.1
Oil-Field Services	1.1
Building & Construction Products-Misc.	1.1
Brewery	1.0
Retail-Misc./Diversified	0.9
Distribution/Wholesale	0.9
Medical Instruments	0.9
Water	0.8
Computers	0.8
Audio/Video Products	0.8
Steel-Producers	0.8
Medical-Wholesale Drug Distribution	0.7
Semiconductor Components-Integrated Circuits	0.7
Agricultural Chemicals	0.6
Retail-Drug Store	0.6
Chemicals-Specialty	0.6
Precious Metals	0.5
Food-Retail	0.5
Transport-Marine	0.5
Coatings/Paint	0.5
Aerospace/Defense-Equipment	0.5
Energy-Alternate Sources	0.5
Food-Confectionery	0.4
Diversified Minerals	0.4
Dialysis Centers	0.4
Gold Mining	0.3

99.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$132,150,217	$846,190,313	**	$—	$978,340,530
Repurchase Agreements	—	18,957,000		—	18,957,000

Total Investments at Value	$132,150,217	$865,147,313		$—	$997,297,530

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $830,484,427 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 81.6%
Domestic Equity Investment Companies — 44.7%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,135,425	$155,015,432
Anchor Series Trust SA Wellington Growth and Income Portfolio, Class 1	12,661,027	195,739,484
Anchor Series Trust SA Wellington Growth Portfolio, Class 1	3,243,134	101,672,242
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1†	7,123,127	78,425,630
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,997,180	184,442,200
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,032,193	169,013,194
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	24,138,868	406,257,153
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,583,578	104,915,425
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,656,290	146,983,803
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,393,403	106,095,333
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	11,657,619	322,449,745
SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, Class 1	11,162,803	192,223,464
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,187,521	27,190,892
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,230,364	98,736,687
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,763,687	102,900,844
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	3,894,789	55,306,002
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	12,692,295	445,880,315
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,018,266	75,864,866
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	52,673,595	1,170,934,009
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,717,912	259,317,389
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	30,656,100	405,273,648
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,871,103	335,403,261
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,585,552	83,972,066
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	6,018,865	68,795,633
SunAmerica Series Trust SA WellCap Fundamental Growth Portfolio, Class 1	1,161,566	32,326,370
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1†	1,328,190	30,083,504

Total Domestic Equity Investment Companies (cost $4,608,159,407)		5,355,218,591

Domestic Fixed Income Investment Companies — 24.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	35,831,381	528,154,562
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	61,299,378	701,877,879
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	23,253,574	224,396,994
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	11,927,901	126,197,195
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	30,310,938	398,285,726
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	17,083,934	171,181,016
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	13,314,963	130,353,486
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	69,963,758	613,582,155
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	12,566,804	71,756,452

Total Domestic Fixed Income Investment Companies (cost $3,028,970,929)		2,965,785,465

International Equity Investment Companies — 11.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	32,008,600	314,964,626
SunAmerica Series Trust SA International Index Portfolio, Class 1	13,385,396	155,404,451
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	12,512,124	114,611,054
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	12,385,426	289,323,559
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	26,653,860	291,326,687
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	14,285,438	241,138,197

Total International Equity Investment Companies (cost $1,198,420,367)		1,406,768,574

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $40,508,675)	3,635,309	40,751,814

Total Affiliated Registered Investment Companies (cost $8,876,059,378)		9,768,524,444

U.S. GOVERNMENT TREASURIES — 13.9%
United States Treasury Bonds — 0.6%
6.00% due 02/15/2026	$7,145,000	8,688,711
6.13% due 11/15/2027	17,066,000	21,595,156
6.38% due 08/15/2027	17,421,000	22,302,283
6.63% due 02/15/2027	3,790,000	4,881,994
6.75% due 08/15/2026	3,805,000	4,882,885
6.88% due 08/15/2025	4,420,000	5,579,041

		67,930,070

United States Treasury Notes — 13.3%
1.50% due 08/15/2026(1)	148,265,600	132,691,921
1.63% due 02/15/2026(1)	144,628,000	131,600,182
1.63% due 05/15/2026	147,197,500	133,512,732
2.00% due 08/15/2025	156,490,500	147,156,086
2.00% due 11/15/2026	182,591,700	169,746,089
2.13% due 05/15/2025	92,843,500	88,248,472
2.25% due 11/15/2025(1)	144,170,000	137,671,087
2.25% due 02/15/2027	182,615,500	172,949,718
2.25% due 08/15/2027	138,794,500	131,079,477
2.25% due 11/15/2027	139,454,000	131,489,869
2.38% due 05/15/2027	149,800,000	143,176,031
2.75% due 02/15/2028	79,649,000	78,398,262

		1,597,719,926

Total U.S. Government Treasuries (cost $1,754,747,508)		1,665,649,996

OPTIONS - PURCHASED — 0.5%
Over the Counter Put Options – Purchased(3) (cost $61,402,099)	2,450,000	59,160,343

Total Long-Term Investment Securities (cost $10,692,208,985)		11,493,334,783

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Registered Investment Companies — 4.6%
AllianceBernstein Government STIF Portfolio 1.51%(2)	551,977,221	551,977,221
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(2)	1,658,646	1,658,646

Total Short-Term Investment Securities (cost $553,635,867)		553,635,867

TOTAL INVESTMENTS (cost $11,245,844,852)	100.6%	12,046,970,650
Liabilities in excess of other assets	(0.6)	(71,330,901)

NET ASSETS	100.0%	$11,975,639,749

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2018.
(3)	Options — Purchased:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Goldman Sachs International	July 2018	$2,300	210,000	$556,090,500	$5,293,974	$2,343,903	$(2,950,071)
S&P 500 Index	Goldman Sachs International	July 2018	2,300	250,000	662,012,500	5,557,800	2,790,360	(2,767,440)
S&P 500 Index	Deutsche Bank AG	July 2018	2,300	220,000	582,571,000	3,960,000	2,455,517	(1,504,483)
S&P 500 Index	Goldman Sachs International	July 2018	2,300	40,000	105,922,000	596,400	446,458	(149,942)
S&P 500 Index	Deutsche Bank AG	July 2018	2,490	750,000	1,986,037,500	18,639,300	22,163,629	3,524,329
S&P 500 Index	Citibank N.A.	July 2018	2,490	510,000	1,350,505,500	12,393,000	15,071,268	2,678,268
S&P 500 Index	Bank of America International	July 2018	2,490	290,000	767,934,500	9,921,625	8,569,937	(1,351,688)
S&P 500 Index	UBS AG	July 2018	2,490	180,000	476,649,000	5,040,000	5,319,271	279,271

						$61,402,099	$59,160,343	$(2,241,756)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Written Call Options

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Goldman Sachs International	July 2018	$2,840	210,000	$556,090,500	$3,181,500	$1,134,817	$2,046,683
S&P 500 Index	Goldman Sachs International	July 2018	2,840	250,000	662,012,500	4,000,000	1,350,973	2,649,027
S&P 500 Index	Deutsche Bank AG	July 2018	2,840	220,000	582,571,000	2,690,534	1,188,856	1,501,678
S&P 500 Index	Goldman Sachs International	July 2018	2,840	40,000	105,922,000	539,200	216,156	323,044
S&P 500 Index	Deutsche Bank AG	July 2018	2,880	750,000	1,986,037,500	6,900,000	1,972,643	4,927,357
S&P 500 Index	Citibank N.A.	July 2018	2,880	510,000	1,350,505,500	4,403,697	1,341,398	3,062,299
S&P 500 Index	Bank of America International	July 2018	2,880	290,000	767,934,500	1,160,000	762,755	397,245
S&P 500 Index	UBS AG	July 2018	2,880	180,000	476,649,000	720,000	473,435	246,565

						$23,594,931	$8,441,033	$15,153,898

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
28,300	Long	S&P 500 E-Mini Index	June 2018	$3,805,430,515	$3,745,505,000	$(59,925,515)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,768,524,444	$—	$—	$9,768,524,444
U.S. Government Treasuries	—	1,665,649,996	—	1,665,649,996
Options-Purchased	—	59,160,343	—	59,160,343
Short-Term Investment securities	553,635,867	—	—	553,635,867

Total Investments at Value	$10,322,160,311	$1,724,810,339	$—	$12,046,970,650

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$15,153,898	$—	$15,153,898

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$59,925,515	$—	$—	$59,925,515

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES#@ — 81.8%
Domestic Equity Investment Companies — 51.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,019,459	$102,898,916
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,189,971	186,750,355
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	18,539,934	312,027,087
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,696,112	69,449,950
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,784,702	47,284,244
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	9,298,796	133,437,723
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,358,831	200,549,792
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	4,555,167	87,413,652
SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, Class 1	6,101,797	105,072,941
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	10,016,824	139,935,033
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,165,917	26,922,353
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,564,812	36,522,707
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,845,280	111,402,976
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,548,840	230,060,762
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,031,943	57,243,081
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	24,532,173	545,350,216
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	8,876,177	196,429,803
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	3,446,709	45,565,487
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	12,918,038	312,358,150
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,620,416	51,148,007
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	11,950,943	261,845,155
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,455,942	50,931,416

Total Domestic Equity Investment Companies (cost $2,945,283,240)		3,310,599,806

Domestic Fixed Income Investment Companies — 16.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	10,975,070	161,772,533
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	11,737,340	134,392,538
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	8,636,628	83,343,460
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,159,200	44,004,334
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	10,910,162	143,359,524
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	8,428,561	84,454,179
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	6,978,181	68,316,389
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	30,966,416	271,575,470
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	5,700,597	32,550,406

Total Domestic Fixed Income Investment Companies (cost $1,043,469,160)		1,023,768,833

International Equity Investment Companies — 13.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	18,593,279	182,957,862
SunAmerica Series Trust SA International Index Portfolio, Class 1	8,657,128	100,509,257
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,060,132	28,030,812
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,694,145	156,375,218
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	4,093,256	44,739,289
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,248,433	103,859,901
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	13,290,597	224,345,272

Total International Equity Investment Companies (cost $740,272,039)		840,817,611

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $55,740,166)	4,867,867	54,568,784

Total Affiliated Registered Investment Companies (cost $4,784,764,605)		5,229,755,034

U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 0.7%
6.00% due 02/15/2026	$7,232,000	8,794,508
6.13% due 11/15/2027	9,218,000	11,664,371
6.38% due 08/15/2027	9,410,000	12,046,638
6.63% due 02/15/2027	3,420,000	4,405,387
6.75% due 08/15/2026	4,375,000	5,614,355
6.88% due 08/15/2025	2,456,100	3,100,155

		45,625,414

United States Treasury Notes — 13.4%
1.50% due 08/15/2026(1)	101,483,400	90,823,679
1.63% due 02/15/2026(1)	64,585,000	58,767,305
1.63% due 05/15/2026	78,029,000	70,774,741
2.00% due 08/15/2025	78,110,000	73,450,860
2.00% due 11/15/2026	96,684,800	89,882,874
2.13% due 05/15/2025(1)	50,125,000	47,644,204
2.25% due 11/15/2025	79,405,000	75,825,572

2.25% due 02/15/2027	101,353,000	95,988,417
2.25% due 08/15/2027	67,753,500	63,987,358
2.25% due 11/15/2027	75,324,000	71,022,293
2.38% due 05/15/2027	76,529,000	73,144,983
2.75% due 02/15/2028	45,644,000	44,927,247

		856,239,533

Total U.S. Government Treasuries (cost $949,431,037)		901,864,947

OPTIONS - PURCHASED — 0.5%
Over the Counter Put Options — Purchased(3) (cost $32,712,250)	1,310,000	31,724,248

Total Long-Term Investment Securities (cost $5,766,907,892)		6,163,344,229

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Registered Investment Companies — 4.0%
AllianceBernstein Government STIF Portfolio 1.51(2)	257,328,071	257,328,071

Short-Term Investment Securities — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(2)	2,429,339	2,429,339

Total Short-Term Investment Securities (cost $259,757,410)		259,757,410

TOTAL INVESTMENTS (cost $6,026,665,302)	100.5%	6,423,101,639
Liabilities in excess of other assets	(0.5)	(33,675,826)

NET ASSETS	100.0%	$6,389,425,813

#	See Note 2
@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security

STIF	– Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2018.
(3)	Options — Purchased:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Goldman Sachs International	July 2018	$2,300	260,000	$688,493,000	$5,961,290	$2,901,975	$(3,059,315)
S&P 500 Index	Deutsche Bank AG	July 2018	2,300	120,000	317,766,000	2,160,000	1,339,373	(820,627)
S&P 500 Index	Deutsche Bank AG	July 2018	2,490	400,000	1,059,220,000	9,940,960	11,820,602	1,879,642
S&P 500 Index	UBS AG	July 2018	2,490	50,000	132,402,500	1,400,000	1,477,575	77,575
S&P 500 Index	Bank of America	July 2018	2,490	160,000	423,688,000	5,474,000	4,728,241	(745,759)
S&P 500 Index	Citibank, N.A.	July 2018	2,490	320,000	847,376,000	7,776,000	9,456,482	1,680,482

						$32,712,250	$31,724,248	$(988,002)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Written Call Options

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Goldman Sachs International	July 2018	$2,840	260,000	$688,493,000	$4,016,100	$1,405,012	$2,611,088
S&P 500 Index	Deutsche Bank AG	July 2018	2,840	120,000	317,766,000	1,467,564	648,467	819,097
S&P 500 Index	Deutsche Bank AG	July 2018	2,880	400,000	1,059,220,000	3,680,000	1,052,076	2,627,924
S&P 500 Index	UBS AG	July 2018	2,880	50,000	132,402,500	200,000	131,510	68,490
S&P 500 Index	Bank of America	July 2018	2,880	160,000	423,688,000	640,000	420,831	219,169
S&P 500 Index	Citibank, N.A.	July 2018	2,880	320,000	847,376,000	2,763,104	841,661	1,921,443

						$12,766,768	$4,499,557	$8,267,211

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional basis*	Notional Value*	Unrealized Appreciation (Depreciation)
11,000	Long	S&P 500 E-Mini Index	June 2018	$1,483,508,183	$1,455,850,000	$(27,658,183)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,229,755,034	$—	$—	$5,229,755,034
U.S. Government Treasuries	—	901,864,947	—	901,864,947
Options - Purchased	—	31,724,248	—	31,724,248
Short-Term Investment Securities	259,757,410	—	—	259,757,410

Total Investments at Value	$5,489,512,444	$933,589,195	$—	$6,423,101,639

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$8,267,211	$—	$8,267,211

LIABILITIES
Other Financial Instruments:†
Futures Contracts	$27,658,183	$—	$—	$27,658,183

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 79.9%
Domestic Equity Investment Companies — 45.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	774,945	$17,227,017
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	200,155	2,215,715
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	162,673	1,859,347

Total Domestic Equity Investment Companies (cost $21,442,270)		21,302,079

Domestic Fixed Income Investment Companies — 22.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	556,845	5,579,590
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	496,959	4,865,225

Total Domestic Fixed Income Investment Companies (cost $10,548,775)		10,444,815

International Equity Investment Companies — 11.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $5,472,858)	471,351	5,472,387

Total Affiliated Registered Investment Companies (cost $37,463,903)		37,219,281

OPTIONS - PURCHASED — 0.0%
Exchange - Traded Put Options-Purchased(1) (cost $69,612)	44	11,550

Total Long-Term Investment Securities (cost $37,533,515)		37,230,831

SHORT-TERM INVESTMENT SECURITIES — 20.3%
Registered Investment Companies — 19.0%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.63%(2)	8,835,490	8,835,490
T. Rowe Price Treasury Reserve Fund 1.70%(2)	1,006	1,006

		8,836,496

U.S. Government Treasuries — 1.3%
United States Treasury Bills 1.56% due 07/12/2018(3)	$20,000	19,930
1.57% due 07/12/2018(3)	20,000	19,930
1.62% due 07/12/2018(3)	10,000	9,965
1.65% due 07/12/2018(3)	30,000	29,896
1.72% due 07/12/2018(3)	515,000	513,210

		592,931

Total Short-Term Investment Securities (cost $9,429,482)		9,429,427

TOTAL INVESTMENTS (cost $46,962,997)	100.2%	46,660,258
Liabilities in excess of other assets	(0.2)	(82,020)

NET ASSETS	100.0%	$46,578,238

@	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.
#	See Note 2
†	Non-income producing security
(1)	Options — Purchased

Exchanged - Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2018	$2,200	44	$11,651,420	$69,612	$11,550	$(58,062)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(2)	The rate shown is the 7-day yield as of April 30, 2018.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
23	Long	MSCI EAFE Index	June 2018	$2,333,716	$2,330,475	$(3,241)
10	Long	Russell 2000 Mini Index	June 2018	786,862	771,900	(14,962)
5	Long	S&P 400 E-Mini Index	June 2018	959,099	936,050	(23,049)
57	Long	S&P 500 E-Mini Index	June 2018	7,758,150	7,543,950	(214,200)
9	Short	U.S. Treasury 5 Year Notes	June 2018	1,024,610	1,021,570	3,040
9	Short	U.S. Treasury 10 Year Notes	June 2018	1,075,806	1,076,625	(819)
1	Short	U.S. Treasury Long Bonds	June 2018	142,873	143,843	(970)

						$(254,201)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$37,219,281	$—	$—	$37,219,281
Options-Purchased	11,550	—	—	11,550
Short-Term Investment Securities:
Registered Investment Companies	8,836,496	—	—	8,836,496
U.S. Government Treasuries	—	592,931	—	592,931

Total Investments at Value	$46,067,327	$592,931	$—	$46,660,258

Other Financial Instruments:†
Futures Contracts	$3,040	$—	$—	$3,040

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$257,241	$—	$—	$257,241

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.4%
Aerospace/Defense-Equipment — 1.8%
Curtiss-Wright Corp.	14,063	$1,800,627

Beverages-Non-alcoholic — 1.4%
National Beverage Corp.	16,110	1,423,480

Building Products-Cement — 1.1%
Vulcan Materials Co.	9,620	1,074,458

Building-Residential/Commercial — 1.5%
NVR, Inc.†	490	1,519,000

Casino Hotels — 1.3%
Melco Resorts & Entertainment, Ltd. ADR	41,580	1,297,712

Casino Services — 1.3%
Eldorado Resorts, Inc.†	32,000	1,296,000

Chemicals-Specialty — 2.4%
Albemarle Corp.	8,110	786,346
Univar, Inc.†	61,399	1,692,156

		2,478,502

Commercial Services-Finance — 6.8%
Euronet Worldwide, Inc.†	19,140	1,495,025
Total System Services, Inc.	13,360	1,123,042
TransUnion†	27,256	1,769,187
WEX, Inc.†	15,857	2,567,565

		6,954,819

Computer Services — 1.3%
EPAM Systems, Inc.†	11,298	1,291,926

Computer Software — 2.8%
Box, Inc., Class A†	77,930	1,781,480
Envestnet, Inc.†	20,260	1,100,118

		2,881,598

Computers-Integrated Systems — 1.8%
Mercury Systems, Inc.†	30,980	993,838
NCR Corp.†	28,400	873,868

		1,867,706

Consulting Services — 2.0%
Gartner, Inc.†	17,140	2,078,911

Data Processing/Management — 0.6%
DocuSign, Inc.†	6,502	251,172
First Data Corp., Class A†	21,540	389,874

		641,046

Disposable Medical Products — 1.6%
ICU Medical, Inc.†	6,520	1,641,084

Distribution/Wholesale — 1.5%
SiteOne Landscape Supply, Inc.†	21,636	1,482,066

Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	22,566	1,384,424

E-Commerce/Products — 1.7%
Etsy, Inc.†	37,900	1,134,726
Vipshop Holdings, Ltd. ADR†	35,660	552,017

		1,686,743

E-Commerce/Services — 3.2%
Match Group, Inc.†	30,520	1,438,102
MercadoLibre, Inc.	5,400	1,833,894

		3,271,996

Electric Products-Misc. — 2.5%
Littelfuse, Inc.	6,695	1,251,429
Novanta, Inc.†	21,380	1,257,144

		2,508,573

Electronic Measurement Instruments — 0.7%
National Instruments Corp.	18,000	736,020

Enterprise Software/Service — 5.1%
Black Knight, Inc.†	34,200	1,663,830
Ultimate Software Group, Inc.†	7,200	1,727,424
Veeva Systems, Inc., Class A†	25,240	1,770,081

		5,161,335

Entertainment Software — 1.9%
Take-Two Interactive Software, Inc.†	19,239	1,918,321

Finance-Consumer Loans — 1.3%
SLM Corp.†	117,120	1,344,538

Finance-Investment Banker/Broker — 1.5%
Raymond James Financial, Inc.	17,435	1,564,791

Food-Misc./Diversified — 1.5%
Lamb Weston Holdings, Inc.	23,510	1,535,673

Hotels/Motels — 1.7%
Hilton Grand Vacations, Inc.†	40,610	1,746,230

Industrial Automated/Robotic — 1.3%
Nordson Corp.	9,940	1,278,284

Internet Security — 1.3%
Proofpoint, Inc.†	10,911	1,286,843

Lighting Products & Systems — 1.1%
Universal Display Corp.	12,380	1,090,059

Machinery-Electrical — 1.8%
BWX Technologies, Inc.	27,690	1,877,382

Machinery-General Industrial — 1.4%
Zebra Technologies Corp., Class A†	10,410	1,403,580

Medical Instruments — 0.7%
iRhythm Technologies, Inc.†	12,830	746,065

Medical Products — 4.6%
Haemonetics Corp.†	9,050	706,262
Hill-Rom Holdings, Inc.	18,790	1,612,746
Hologic, Inc.†	35,060	1,359,977
Nevro Corp.†	11,900	1,063,384

		4,742,369

Medical-Biomedical/Gene — 2.6%
ARMO BioSciences, Inc.†	7,130	189,801
Bio-Rad Laboratories, Inc., Class A†	4,180	1,060,508
CRISPR Therapeutics AG†	11,885	556,931
Exelixis, Inc.†	41,417	862,302

		2,669,542

Medical-Drugs — 1.3%
Array BioPharma, Inc.†	48,836	662,216
MyoKardia, Inc.†	5,333	263,450
TESARO, Inc.†	7,960	405,244

		1,330,910

Medical-HMO — 2.3%
Molina Healthcare, Inc.†	9,280	772,560
WellCare Health Plans, Inc.†	7,460	1,530,494

		2,303,054

Medical-Outpatient/Home Medical — 1.1%
Amedisys, Inc.†	17,701	1,169,859

Miscellaneous Manufacturing — 1.1%
John Bean Technologies Corp.	10,600	1,142,150

Networking Products — 1.4%
LogMeIn, Inc.	13,070	1,440,314

Non-Hazardous Waste Disposal — 2.7%
Waste Connections, Inc.	38,321	2,770,608

Oil Companies-Exploration & Production — 1.2%
Diamondback Energy, Inc.†	9,772	1,255,213

Patient Monitoring Equipment — 1.5%
Insulet Corp.†	17,770	1,528,220

Resorts/Theme Parks — 3.2%
Six Flags Entertainment Corp.	25,320	1,601,237
Vail Resorts, Inc.	7,282	1,669,835

		3,271,072

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	11,785	1,600,992

Schools — 3.3%
Adtalem Global Education, Inc.†	32,110	1,528,436
Bright Horizons Family Solutions, Inc.†	19,841	1,882,514

		3,410,950

Security Services — 1.8%
Brink’s Co.	25,050	1,848,690

Semiconductor Equipment — 2.5%
MKS Instruments, Inc.	15,110	1,547,264
Teradyne, Inc.	31,540	1,026,627

		2,573,891

Telecom Services — 0.9%
Switch, Inc., Class A	62,881	896,054

Theaters — 1.1%
Cinemark Holdings, Inc.	29,874	1,170,165

Therapeutics — 2.2%
Flexion Therapeutics, Inc.†	45,340	1,129,873
GW Pharmaceuticals PLC ADR†	4,010	532,969
Sarepta Therapeutics, Inc.†	8,110	619,280

		2,282,122

Transport-Truck — 0.9%
Saia, Inc.†	14,620	965,651

Water Treatment Systems — 1.5%
Evoqua Water Technologies Corp.†	75,874	1,550,106

Web Portals/ISP — 1.3%
Yandex NV, Class A†	39,429	1,315,351

TOTAL INVESTMENTS (cost $80,653,077)	99.4%	101,507,075
Other assets less liabilities	0.6	615,160

NET ASSETS	100.0%	$102,122,235

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$101,507,075	$—	$—	$101,507,075

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.9%
Aerospace/Defense — 1.5%
Northrop Grumman Corp.	7,300	$2,350,892

Applications Software — 10.4%
Microsoft Corp.	107,110	10,016,927
salesforce.com, Inc.†	33,109	4,005,858
ServiceNow, Inc.†	11,106	1,845,151

		15,867,936

Auto-Cars/Light Trucks — 1.1%
Ferrari NV	13,840	1,697,891

Auto/Truck Parts & Equipment-Original — 1.4%
Aptiv PLC	25,370	2,145,795

Building Products-Cement — 1.8%
Vulcan Materials Co.	24,580	2,745,340

Coatings/Paint — 2.1%
Sherwin-Williams Co.	8,616	3,167,759

Commercial Services — 2.2%
Cintas Corp.	20,040	3,412,812

Commercial Services-Finance — 6.7%
FleetCor Technologies, Inc.†	15,820	3,279,169
PayPal Holdings, Inc.†	18,075	1,348,576
S&P Global, Inc.	11,141	2,101,192
Total System Services, Inc.	19,830	1,666,910
TransUnion†	28,060	1,821,375

		10,217,222

Computer Aided Design — 1.1%
Autodesk, Inc.†	13,600	1,712,240

Data Processing/Management — 3.7%
Fidelity National Information Services, Inc.	21,899	2,079,748
First Data Corp., Class A†	198,060	3,584,886

		5,664,634

E-Commerce/Products — 8.6%
Alibaba Group Holding, Ltd. ADR†	10,330	1,844,318
Amazon.com, Inc.†	7,241	11,340,348

		13,184,666

E-Commerce/Services — 1.2%
MercadoLibre, Inc.	5,310	1,803,329

Electronic Components-Semiconductors — 0.9%
Infineon Technologies AG ADR	55,810	1,430,968

Enterprise Software/Service — 1.3%
Black Knight, Inc.†	41,270	2,007,786

Entertainment Software — 3.0%
Activision Blizzard, Inc.	35,020	2,323,577
Electronic Arts, Inc.†	18,566	2,190,417

		4,513,994

Finance-Credit Card — 5.5%
Visa, Inc., Class A	65,916	8,363,422

Finance-Investment Banker/Broker — 2.0%
Raymond James Financial, Inc.	34,550	3,100,863

Finance-Other Services — 2.2%
Intercontinental Exchange, Inc.	46,235	3,350,188

Food-Misc./Diversified — 1.1%
Lamb Weston Holdings, Inc.	26,270	1,715,956

Industrial Automated/Robotic — 1.0%
Rockwell Automation, Inc.	9,070	1,492,287

Industrial Gases — 2.3%
Air Products & Chemicals, Inc.	21,360	3,466,514

Internet Application Software — 1.8%
Tencent Holdings, Ltd. ADR	54,398	2,672,574

Internet Content-Entertainment — 4.0%
Facebook, Inc., Class A†	15,737	2,706,764
Netflix, Inc.†	10,770	3,365,194

		6,071,958

Machinery-Electrical — 1.0%
BWX Technologies, Inc.	23,150	1,569,570

Medical Instruments — 3.0%
Boston Scientific Corp.†	87,551	2,514,465
Edwards Lifesciences Corp.†	16,390	2,087,430

		4,601,895

Medical Products — 2.4%
Baxter International, Inc.	28,500	1,980,750
Hologic, Inc.†	42,550	1,650,515

		3,631,265

Medical-Biomedical/Gene — 3.5%
Celgene Corp.†	24,885	2,167,484
Exelixis, Inc.†	59,670	1,242,329
Illumina, Inc.†	8,010	1,929,849

		5,339,662

Medical-HMO — 5.4%
UnitedHealth Group, Inc.	34,630	8,186,532

Non-Hazardous Waste Disposal — 3.0%
Waste Connections, Inc.	62,185	4,495,976

Oil Companies-Exploration & Production — 1.1%
Pioneer Natural Resources Co.	8,600	1,733,330

Real Estate Investment Trusts — 0.9%
SBA Communications Corp.†	8,270	1,325,102

Retail-Building Products — 3.0%
Home Depot, Inc.	24,473	4,522,610

Toys — 1.4%
Nintendo Co., Ltd. ADR	41,630	2,184,742

Transport-Rail — 2.8%
Union Pacific Corp.	32,500	4,342,975

Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	8,266	8,419,582

Total Long-Term Investment Securities (cost $113,496,442)		152,510,267

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $446,003 collateralized by $475,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $455,505 (cost $446,000)	$446,000	446,000

TOTAL INVESTMENTS (cost $113,942,442)	100.2%	152,956,267
Liabilities in excess of other assets	(0.2)	(255,215)

NET ASSETS	100.0%	$152,701,052

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$152,510,267	$—	$—	$152,510,267
Repurchase Agreements	—	446,000	—	446,000

Total Investments at Value	$152,510,267	$446,000	$—	$152,956,267

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2018—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2018, is reported on a schedule following portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA JPMorgan Diversified Balanced, SA MFS Telecom Utility, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA Legg Mason Tactical Opportunities, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash collateral for centrally cleared swap contracts.. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio used credit default swaps as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the PIMCO VCP Tactical Balanced Portfolio used equity swaps, a type of total return swap, to gain exposure to a security or market index and to enhance total returns.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of April 30, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2018, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Swap Contracts (2)	Options Purchased (3)	Futures Contracts (1)	Swap Contracts (2)	Options Purchased (3)	Swap Contracts (2)	Options Purchased (3)	Futures Contracts (1)	Options Purchased (3)	Foreign Forward Exchange Contracts (2)	Total
SA BlackRock VCP Global Multi Asset	$370,000	$—	$—	$470,733	$—	$1,781,910	$—	$—	$—	$—	$1,043,237	$3,665,880
SA Federated Corporate Bond	9,375	—	—	—	—	—	—	—	—	—	—	9,375
SA Goldman Sachs Global Bond	99,753	1,422,651	87,286	—	—	—	60,024	—	—	—	3,913,862	5,583,576
SA Goldman Sachs Multi-Asset Insights Allocation	9,156	—	—	—	—	—	1,084	—	—	—	—	10,240
SA International Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	—	—	3,478,190	—	—	—	—	2,077,936	5,556,126
SA JPMorgan Diversified Balanced	25,069	—	—	494	—	—	—	—	—	—	671	26,234
SA JPMorgan MFS Core Bond	89,844	—	—	—	—	—	—	—	—	—	—	89,844
SA Large Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	—	—	—	—	—	—	—	—
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	—	132,612	132,612
SA Mid Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	53,112	2,032,846	1,835,158	—	782,467	3,884,510	—	—	—	—	504,548	9,092,641
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	518,504	518,504
SA Schroders VCP Global Allocation	163,293	—	—	63,210	—	575,420	—	—	—	—	710,751	1,512,674
SA Small Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	1,875	—	—	—	—	5,707,930	—	—	—	—	—	5,709,805
SA VCP Dynamic Allocation	—	—	—	—	—	59,160,343	—	—	—	—	—	59,160,343
SA VCP Dynamic Strategy	—	—	—	—	—	31,724,248	—	—	—	—	—	31,724,248
SA VCP Index Allocation	—	—	—	—	—	11,550	—	—	—	—	—	11,550

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Swap Contracts (2)	Options Written (3)	Futures Contracts (1)	Swap Contracts (2)	Options Written (3)	Swap Contracts (2)	Options Written (3)	Futures Contracts (1)	Options Written (3)	Foreign Forward Exchange Contracts (2)	Total
SA BlackRock VCP Global Multi Asset	$236,719	$—	$—	$1,180,403	$—	$—	$—	$—	$—	$—	$138,474	$1,555,596
SA Federated Corporate Bond	—	—	—	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	6,606	1,568,564	95,716	—	—	—	542,707	—	—	—	5,403,397	7,616,990
SA Goldman Sachs Multi-Asset Insights	—	—	—	26,528	—	—	—	—	—	—	—	26,528
SA International Index	—	—	—	126,990	—	—	—	—	—	—	—	126,990
SA Invesco VCP Equity-Income	—	—	—	755,180	—	—	—	—	—	—	41,571	796,751
SA JPMorgan Diversified Balanced	24,494	—	—	26,256	—	—	—	—	—	—	421	51,171
SA JPMorgan MFS Core Bond	73,797	—	—	—	—	—	—	—	—	—	—	73,797
SA Large Cap Index	—	—	—	1,259,040	—	—	—	—	—	—	—	1,259,040
SA Legg Mason Tactical Opportunities	375	—	—	3,660	—	—	—	—	—	—	—	4,035
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	—	22,300	22,300
SA Mid Cap Index	—	—	—	119,480	—	—	—	—	—	—	—	119,480
SA PIMCO VCP Tactical Balanced	95,337	514,440	2,824,675	6,798,165	—	—	—	8,361	—	80,361	1,146,469	11,467,808
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	941,553	941,553
SA Schroders VCP Global Allocation	72,428	—	—	1,312,103	—	—	—	—	—	—	855,992	2,240,523
SA Small Cap Index	—	—	—	88,355	—	—	—	—	—	—	—	88,355
SA T. Rowe Price VCP Balanced	162,969	—	—	2,577,790	—	—	—	—	—	—	—	2,740,759
SA VCP Dynamic Allocation	—	—	—	34,421,067	—	—	—	—	—	8,441,033	—	42,862,100
SA VCP Dynamic Strategy	—	—	—	13,367,534	—	4,499,557	—	—	—	—	—	17,867,091
SA VCP Index Allocation	2,281	—	—	96,935	—	—	—	—	—	—	—	99,216

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
SA Blackrock VCP Global Multi Asset	$884,056	SA Mid Cap Index	$(293,663)
SA Federated Corporate Bond	50,222	SA PIMCO VCP Tactical Balanced	(21,958,600)
SA Goldman Sachs Global Bond	288,972	SA Schroders VCP Global Allocation	(1,230,810)
SA Goldman Sachs Multi-Asset Insights	(38,095)	SA Small Cap Index	(228,023)
SA International Index	63,898	SA T. Rowe Price VCP Balanced	(9,560,300)
SA Invesco VCP Equity-Income	(888,552)	SA VCP Dynamic Allocation	(59,925,515)
SA JPMorgan Diversified Balanced	(16,501)	SA VCP Dynamic Strategy	(27,658,183)
SA JPMorgan MFS Core Bond	(54,138)	SA VCP Index Allocation	(254,201)
SA Large Cap Index	(2,376,261)
SA Legg Mason Tactical Opportunities	(8,506)

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	Reported at value on the Portfolio of Investments

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2018, transactions in these securities were as follows:

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2018
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$6,284,635	$4,001,855	$80,667	$(1,465)	$(97,332)	$10,107,026
SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	5,696,949	2,659,213	79,630	(1,464)	(47,142)	8,227,926
SA International Index Portfolio, Class 1	—	—	4,320,560	1,754,849	103,277	12,637	(192,028)	5,792,741
SA Large Cap Index Portfolio, Class 1	—	—	15,710,804	6,191,686	1,111,278	130,860	(1,093,189)	19,828,883
SA Mid Cap Index Portfolio, Class 1	—	—	1,391,984	634,950	1,093	114	(58,437)	1,967,518
SA Small Cap Index Portfolio, Class 1	—	—	1,741,804	731,187	1,365	160	(31,640)	2,440,146

	—	—	35,146,736	15,973,740	1,377,310	140,842	(1,519,768)	48,364,240

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$6,702,607	$4,196,677	$226,098	$(3,216)	$(97,055)	$10,572,915
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,220,065	2,639,042	201,864	(3,568)	(40,144)	7,613,531
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	13,619,092	4,349,045	181,321	19,800	(585,460)	17,221,156
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	44,373,375	13,622,114	3,018,653	360,328	(3,106,853)	52,230,311
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	6,113,508	2,196,609	85,327	6,679	(263,784)	7,967,685
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	3,841,476	1,279,131	53,330	4,653	(77,604)	4,994,326

	$—	$—	$79,870,123	$28,282,618	$3,766,593	$384,676	$(4,170,900)	$100,599,924

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$6,687,453	$6,203,212	$25,799	$(409)	$(100,765)	$12,763,692
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	5,180,037	4,929,511	20,063	(346)	(49,701)	10,039,438
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	48,809,379	14,312,650	126,604	13,083	(2,012,862)	60,995,646
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	133,782,393	37,594,656	6,768,196	820,597	(8,998,012)	156,431,438
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	17,481,028	5,204,600	46,038	3,284	(725,088)	21,917,786
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	10,669,922	3,252,877	28,775	1,923	(202,089)	13,693,858

	$—	$—	$222,610,212	$71,497,506	$7,015,475	$838,132	$(12,088,517)	$275,841,858

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2018
American International Group, Inc. - Common Stock	$24,230	$—	$4,839,959	$8,962	$—	$—	$(599,417)	$4,249,504

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2018
SunAmerica Series Trust
SA Boston Company Capital Growth Portfolio, Class 1	$—	$—	$216,750,844	$2,362,681	$15,911,090	$3,830,242	$(14,809,213)	$192,223,464
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	114,624,739	13,476,676	2,131,931	7,355	220,356	126,197,195
SA Federated Corporate Bond Portfolio, Class 1	—	—	374,906,951	38,225,362	6,822,181	(310,800)	(7,713,606)	398,285,726
SA Fidelity Institutional AMSM Real Estate Portfolio, Class 1	—	—	28,231,246	590,671	852,773	(352,885)	(425,367)	27,190,892
SA Fixed Income Index Portfolio, Class 1	—	—	166,332,699	10,126,413	3,069,982	18,534	(2,226,648)	171,181,016
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	125,001,771	8,594,809	2,302,486	(41,293)	(899,315)	130,353,486
SA Franklin Small Company Value Portfolio, Class 1	—	—	101,663,290	1,181,340	1,705,545	(36,191)	(2,366,207)	98,736,687
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	41,579,029	472,535	682,218	(5,284)	(612,248)	40,751,814
SA International Index Portfolio, Class 1	—	—	163,198,789	1,772,010	2,558,318	340,438	(7,348,468)	155,404,451
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	103,831,434	1,181,340	1,705,545	317,519	(723,904)	102,900,844
SA Janus Focused Growth Portfolio, Class 1	—	—	57,633,452	590,670	852,772	124,454	(2,189,802)	55,306,002
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	138,218,386	1,476,675	13,131,931	2,284,884	(14,236,960)	114,611,054
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	479,253,551	5,611,368	8,101,341	1,708,365	(32,591,628)	445,880,315
SA JPMorgan Global Equities Portfolio, Class 1	—	—	317,224,620	3,544,020	16,116,635	5,213,324	(20,541,770)	289,323,559
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	586,451,407	43,588,044	10,233,272	(102,708)	(6,121,316)	613,582,155
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	79,103,845	886,005	1,279,159	51,078	(2,896,903)	75,864,866
SA Large Cap Index Portfolio, Class 1	—	—	1,272,398,937	14,471,422	41,892,929	15,889,796	(89,933,217)	1,170,934,009
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	278,665,293	3,248,686	4,690,249	(273,543)	(17,632,798)	259,317,389
SA MFS Blue Chip Growth Portfolio	—	—	444,845,130	5,020,697	18,248,567	4,931,673	(31,275,285)	405,273,648
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	388,076,791	4,134,692	36,469,408	7,923,925	(28,262,739)	335,403,261
SA Mid Cap Index Portfolio, Class 1	—	—	87,912,337	1,181,340	1,705,545	173,399	(3,589,465)	83,972,066
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	303,620,564	3,544,021	5,116,635	231,795	(10,953,058)	291,326,687
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	73,035,329	886,005	1,279,158	(45,448)	(840,276)	71,756,452
SA Small Cap Index Portfolio, Class 1	—	—	70,502,571	886,005	1,279,159	156,007	(1,469,791)	68,795,633
SA Templeton Foreign Value Portfolio, Class 1	—	—	267,763,115	2,953,351	16,763,863	(683,729)	(12,130,677)	241,138,197
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	31,593,570	295,334	426,386	133,802	(1,512,816)	30,083,504
SA WellsCap Fundamental Growth Portfolio, Class 1	—	—	33,541,275	295,334	426,386	4,817	(1,088,670)	32,326,370
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	85,065,642	886,005	5,779,159	218,675	(1,965,533)	78,425,630
SA Columbia Focused Value Portfolio, Class 1	—	—	198,889,311	2,362,681	3,411,090	1,058,500	(14,457,202)	184,442,200
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	685,103,777	37,269,383	11,938,815	(491,264)	(8,065,202)	701,877,879
SA Multi-Managed International Equity Portfolio, Class 1	—	—	346,374,228	3,839,357	20,043,022	3,473,626	(18,679,563)	314,964,626
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	196,320,085	2,067,344	20,984,703	2,092,573	(10,482,105)	169,013,194
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	435,693,734	5,020,697	7,248,567	1,958,430	(29,167,141)	406,257,153
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	109,229,217	1,181,340	1,705,544	537,278	(4,326,866)	104,915,425
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	153,072,544	1,772,010	2,558,317	(568,300)	(4,734,134)	146,983,803
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	108,600,434	1,181,340	1,705,545	207,161	(2,188,057)	106,095,333
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	357,394,143	3,839,357	25,543,022	4,563,426	(17,804,159)	322,449,745
SA Wellington Real Return Portfolio, Class 1	—	—	206,884,053	20,098,949	3,752,199	(27,500)	1,193,691	224,396,994
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	160,204,541	1,772,012	2,558,318	445,409	(4,848,212)	155,015,432
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	512,545,044	29,202,037	8,954,112	(98,386)	(4,540,021)	528,154,562
SA Wellington Growth and Income Portfolio, Class 1	—	—	205,174,139	2,362,681	3,411,090	1,296,407	(9,682,653)	195,739,484
SA Wellington Growth Portfolio, Class 1	—	—	106,618,935	1,181,340	1,705,545	290,178	(4,712,666)	101,672,242

	$—	$—	$10,213,130,792	$284,634,039	$337,054,512	$56,445,739	$(448,631,614)	$9,768,524,444

†	Includes reinvestments of distributions paid.

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2018
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	211,938,371	$359,764	$3,949,076	$1,210,119	$(9,009,386)	$200,549,792
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	91,408,446	143,905	1,579,630	(315,589)	(2,243,480)	87,413,652
SA Boston Company Capital Growth Portfolio, Class 1	—	—	112,740,125	191,874	2,106,175	633,923	(6,386,806)	105,072,941
SA DFA Ultra Short Bond Portfolio	—	—	44,686,191	76,749	842,470	3,161	80,703	44,004,334
SA Dogs of Wall Street Portfolio, Class 1	—	—	154,453,835	263,826	2,895,989	344,028	(12,230,667)	139,935,033
SA Federated Corporate Bond Portfolio, Class 1	—	—	165,550,311	254,233	19,351,111	(526,378)	(2,567,531)	143,359,524
SA Fidelity Institutional AMSM Real Estate Portfolio, Class 1	—	—	28,186,805	47,968	526,543	(108,141)	(677,736)	26,922,353
SA Fixed Income Index Portfolio, Class 1	—	—	83,102,106	4,158,296	1,711,695	10,252	(1,104,780)	84,454,179
SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	67,036,712	3,124,718	1,351,748	(24,290)	(469,003)	68,316,389
SA Frankin Small Company Value Portfolio, Class 1	—	—	38,394,243	95,937	1,053,087	(67,840)	(846,546)	36,522,707
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	56,355,871	95,938	1,053,088	(10,077)	(819,860)	54,568,784
SA International Index Portfolio, Class 1	—	—	106,768,424	167,890	1,842,903	245,114	(4,829,268)	100,509,257
SA Janus Focused Growth Portfolio, Class 1	—	—	117,527,404	191,874	2,106,174	197,809	(4,407,937)	111,402,976
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	—	30,071,952	660,323	(4,235)	(1,376,582)	28,030,812
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	250,439,801	431,716	4,738,892	478,273	(16,550,136)	230,060,762
SA JPMorgan Global Equities Portfolio, Class 1	—	—	167,339,534	287,811	3,159,261	953,043	(9,045,909)	156,375,218
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	261,582,499	17,979,684	5,222,270	(44,037)	(2,720,406)	271,575,470
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	60,375,451	95,937	1,053,087	114,238	(2,289,458)	57,243,081
SA Large Cap Index Portfolio, Class 1	—	—	589,732,608	1,007,337	11,057,412	3,688,184	(38,020,501)	545,350,216
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	213,693,879	359,763	3,949,076	(841,082)	(12,833,681)	196,429,803
SA MFS Blue Chip Growth, Class 1	—		49,458,219	95,937	1,053,086	46,643	(2,982,226)	45,565,487
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	335,923,354	575,621	6,318,523	1,192,499	(19,014,801)	312,358,150
SA Mid Cap Index Portfolio, Class 1	—	—	54,216,931	95,936	1,053,086	81,900	(2,193,674)	51,148,007
SA Morgan Stanley International Equities Portfolio, Class 1	—		47,381,125	95,936	1,053,087	(3,363)	(1,681,322)	44,739,289
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	288,175,539	503,670	5,528,708	1,678,682	(22,984,028)	261,845,155
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	41,640,228	57,561	8,657,749	(129,068)	(360,566)	32,550,406
SA Putnam International Growth and Income Portfolio, Class 1	—	—	123,647,775	191,874	14,149,338	338,980	(6,169,390)	103,859,901
SA Small Cap Index Portfolio, Class 1	—	—	52,889,863	95,936	1,053,086	87,441	(1,088,738)	50,931,416
SA Templeton Foreign Value Portfolio	—	—	246,241,072	407,732	10,518,784	(10,614)	(11,774,134)	224,345,272
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	112,351,452	191,874	2,106,174	407,136	(7,945,372)	102,898,916
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	138,450,083	239,842	2,632,717	(31,659)	(1,633,011)	134,392,538
SA Multi-Managed International Equity Portfolio, Class 1	—	—	207,470,981	335,779	15,728,968	1,085,551	(10,205,481)	182,957,862
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	198,621,740	335,779	3,685,804	513,460	(9,034,820)	186,750,355
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	338,850,099	575,621	6,318,521	370,161	(21,450,273)	312,027,087
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	73,189,137	119,921	1,316,359	214,575	(2,757,324)	69,449,950
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	49,978,282	95,937	1,053,087	(276,669)	(1,460,219)	47,284,244
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	138,391,619	239,842	2,632,717	(98)	(2,560,923)	133,437,723
SA Wellington Real Return Portfolio, Class 1	—	—	84,346,577	143,905	1,579,630	(44,285)	476,893	83,343,460
Anchor Series Trust
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	166,090,760	287,810	3,159,260	(49,815)	(1,396,962)	161,772,533

	$—	$—	$5,568,627,452	$64,093,685	$159,808,694	$11,407,932	$(254,565,341)	$5,229,755,034

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2018
SunAmerica Series Trust	$—	$—	$2,566,135	$3,065,297	$9,439	$(112)	$(42,291)	$5,579,590
SA Fixed Income Index Portfolio, Class 1	—	—	2,213,807	2,682,707	8,179	(125)	(22,985)	4,865,225
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	2,812,826	2,773,778	9,130	21	(105,108)	5,472,387
SA International Index Portfolio, Class 1	—	—	9,411,124	9,003,475	529,291	35,386	(693,677)	17,227,017
SA Large Cap Index Portfolio, Class 1	—	—	1,126,172	1,147,770	3,778	38	(54,487)	2,215,715
SA Mid Cap Index Portfolio, Class 1	—	—	925,318	956,474	3,148	(19)	(19,278)	1,859,347

SA Small Cap Index Portfolio, Class 1	$—	$—	$19,055,382	$19,629,501	$562,965	$35,189	$(937,826)	$37,219,281

†	Includes reinvestments of distributions paid.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: June 28, 2018